UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07651

Voya Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 East Lombard Street, Baltimore MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 to June 30, 2018

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
June 30, 2018
Classes ADV, I, P2, S and S2
Voya Variable Product Index Funds
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Voya Australia Index Portfolio

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Voya Emerging Markets Index Portfolio

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Voya Euro STOXX 50® Index Portfolio

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Voya FTSE 100 Index® Portfolio

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Voya Hang Seng Index Portfolio

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Voya International Index Portfolio

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Voya Japan TOPIX Index® Portfolio

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Voya Russell™ Large Cap Growth Index Portfolio

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Voya Russell™ Large Cap Index Portfolio

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Voya Russell™ Large Cap Value Index Portfolio

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Voya Russell™ Mid Cap Growth Index Portfolio

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Voya Russell™ Mid Cap Index Portfolio

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Voya Russell™ Small Cap Index Portfolio

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Voya U.S. Bond Index Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

[This Page Intentionally Left Blank]

PRESIDENT’S LETTER

Mid-Year Outlook
Dear Shareholder,
Market performance has been disappointing in the first half of 2018, as illustrated by the year-to-date returns in U.S. equities, despite two back-to-back quarters of over 20% earnings growth. Such periods of sweeping weak equity and bond returns are uncommon, especially when corporate profits look robust. Profits do not arise from nowhere: statistical reports this year show strong economic growth, expansion of jobs and higher consumer spending. How can we explain the disconnection between the economy and financial markets?
Investors have had to process a range of mixed signals: U.S. economic statistics point to strong growth, but the rest of the world has moderated, particularly the emerging markets. Trade concerns have clouded the financial market narrative, with scant visibility to a resolution. There are other risks besides trade conflict, such as complicated U.S. politics with the approaching mid-term elections, inflation overshoots potentially quickening the pace of interest rates increases and populist politics throwing into question the sustainability of the euro zone. The response to all this uncertainty has been vacillation between bursts of pessimism and optimism, which has led to market tumbles and rallies in rapid succession.
As 2019 approaches, we will see whether optimism or pessimism sets the tone for the year. The current state of heightened volatility may or may not persist. If it does, investors can expect to feel the pull of temptation — it is hard to resist the impulse to change one’s investment strategy seeking to avoid downturns. We believe it is important to remember that regardless of what happens in the financial markets, investors generally are better off sticking to their plans. A plan based upon your long-term goals and risk tolerances, developed with your financial advisor, offers the best chance of reaching your destination.
If your goals or needs have changed, thoroughly discuss these issues with your investment advisor before making any changes to your investment plan. Voya seeks to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
July 19, 2018
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

Market Perspective: Six Months Ended June 30, 2018

Our new fiscal year commenced with global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, in seemingly robust health. The Index had returned 18.48% in 2017, rising in every month. A “buy-the-dip” mentality prevailed among investors in risk assets, in which disappointments were soon forgiven. A narrative of synchronized global growth and corporate earnings, with monetary conditions still historically easy, looked intact. (The Index returned 0.43% for the six-months ended June 30, 2018, measured in U.S. dollars.)
But having reached an all-time high on January 26, in February the spell was broken, and after 15 consecutive gains, the Index suffered a monthly loss. Another loss followed in March, and for the six-months through June the Index edged up just 1.29%.
December had seen new unemployment claims near a 44-year low. Gross Domestic Product (“GDP”) recorded growth of 3.16% in the latest quarter. Tax reform legislation was signed into law on December 22, under which the lower corporate tax rate of 21% would boost the corporate earnings available for distribution or share buy-backs.
The Federal Open Market Committee (“FOMC”) had raised the federal funds rate by 25bp (0.25%) from 1.25% to 1.50%, with three more increases projected for 2018. As 2017 ended, new unemployment claims were near a 44-year low and the unemployment rate was stable at 4.1%. All seemed well, but some commentators wondered whether a tax cut stimulus costing $1 trillion to an already strong economy near full employment, would require more than three increases, and how would markets react when this became obvious.
In Europe, initially, evidence of the euro zone’s economic recovery continued to accumulate; GDP grew at 2.8% year-over-year and unemployment edged down to 8.6%, the lowest since December 2008. Purchasing managers’ indices, closely watched leading indicators of economic activity, reached multi-year highs. But as the months wore on, these fell back and the June readings were the lowest of the year, while industrial production sagged and core inflation slipped to 1.0%. The UK’s economy was still beset by uncertainty over Brexit. First quarter GDP was just 1.2% above the level one year earlier.
In Asia, China’s GDP growth was steady at 6.8% year-over-year. But tighter monetary policy to force deleveraging was driving up bond defaults, while key measures of economic activity, like fixed asset investment, retail sales and industrial production were cooling. In Japan, GDP grew for eight consecutive quarters, but in the first quarter of 2018 it fell by 0.6% annualized, with wage and price inflation still stubbornly low. In short, the main international economies seemed to be faltering.
In the U.S., 2018 started with a rather tame January employment report, but was followed in mid-month by unexpectedly strong inflation figures. Bond yields were creeping up and by January 22, the ten-year Treasury yield reached a three-year high. In early February fears of inflation and spiking bond yields gripped markets, which became much more volatile. The Index slumped 7% in a week.
Still, the underlying U.S. economy remained strong. In April the unemployment rate broke below 4% and in June it was reported at
3.75%, equaling the lowest since 1969. While GDP growth in the first quarter of 2018, at 2.0%, continued its recent pattern of modest first quarter increases, expectations for the second quarter exceeded 4%.
In March and June the FOMC duly raised rates, with two more increases now projected for 2018.
But by then investors had more to worry about than rising U.S. interest rates. On March 1, the White House announced tariffs of 25% on imported steel and 10% on aluminum, which took effect at the beginning of June. Specific tariffs on Chinese imports and restrictions on Chinese investments were promised, as was a 20% tariff on European auto imports. Retaliation was swift.
So June ended with the aura of synchronized global growth fading fast and what was left of it threatened by a trade war, from which surely no-one could expect any lasting benefit.
In U.S. fixed income markets, the Treasury yields rose across the curve, the short end significantly more than the long. Indeed the excess of the 10-year yield over the two-year fell to just 0.32%, the lowest in nearly 11 years. The Bloomberg Barclays U.S. Aggregate Bond Index lost 1.62%, the Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index fell 3.27%, dragged down by longer dated issues, which especially suffered as interest rates rose.
U.S. equities, represented by the S&P 500® Index including dividends, rose 2.65%. The earnings per share of its constituent companies recorded growth in the first quarter of 2018 of 24.8% year-over-year, the most since 2010. Consumer discretionary, the sector of Amazon and Netflix, was the top performer, up 11.52%; consumer staples suffered the biggest loss, 8.55%.
In currencies, the dollar rose 2.94% against the euro and 2.42% against the pound, but slipped 1.78% against the yen. From about April, after sustained weakness, dollar strength returned as the economic data for most of the rest of the world faded.
International markets were all unnerved by February’s general upsurge in volatility and by the risk of a trade war referred to above. In addition, the fiscal boost in the U.S. probably improved that market’s relative attractiveness. MSCI Japan® Index fell 3.66% over the fiscal half-year. MSCI Europe ex UK® Index lost 1.21%. Political worries resurfaced in Italy with the election of a populist government to add to those caused by weakening economic indicators. MSCI UK® Index gained 1.39%, driven by its big global energy constituents, as oil prices recovered.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2018*	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2018*
Voya Australia Index Portfolio
Class I	$1,000.00	$988.60	0.50%	$2.47	$1,000.00	$1,022.32	0.50%	$2.51
Voya Emerging Markets Index Portfolio
Class I	$1,000.00	$929.00	0.54%	$2.58	$1,000.00	$1,022.12	0.54%	$2.71
Class P2	1,000.00	931.50	0.15	0.72	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	928.10	0.79	3.78	1,000.00	1,020.88	0.79	3.96
Voya Euro STOXX 50® Index Portfolio
Class ADV	$1,000.00	$961.00	0.94%	$4.57	$1,000.00	$1,020.13	0.94%	$4.71
Class I	1,000.00	963.80	0.44	2.14	1,000.00	1,022.61	0.44	2.21
Voya FTSE 100 Index® Portfolio
Class ADV	$1,000.00	$989.80	0.93%	$4.59	$1,000.00	$1,020.18	0.93%	$4.66
Class I	1,000.00	991.90	0.43	2.12	1,000.00	1,022.66	0.43	2.16
Voya Hang Seng Index Portfolio
Class ADV	$1,000.00	$972.60	1.06%	$5.18	$1,000.00	$1,019.54	1.06%	$5.31
Class I	1,000.00	975.50	0.56	2.74	1,000.00	1,022.02	0.56	2.81
Class S	1,000.00	974.30	0.81	3.97	1,000.00	1,020.78	0.81	4.06

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2018*	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2018*
Voya International Index Portfolio
Class ADV	$1,000.00	$970.80	0.94%	$4.59	$1,000.00	$1,020.13	0.94%	$4.71
Class I	1,000.00	973.60	0.45	2.20	1,000.00	1,022.56	0.45	2.26
Class P2	1,000.00	974.60	0.15	0.73	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	971.90	0.70	3.42	1,000.00	1,021.32	0.70	3.51
Class S2	1,000.00	970.80	0.85	4.15	1,000.00	1,020.58	0.85	4.26
Voya Japan TOPIX Index® Portfolio
Class ADV	$1,000.00	$975.20	0.93%	$4.55	$1,000.00	$1,020.18	0.93%	$4.66
Class I	1,000.00	978.10	0.43	2.11	1,000.00	1,022.66	0.43	2.16
Voya Russell™ Large Cap Growth Index Portfolio
Class ADV	$1,000.00	$1,072.90	0.93%	$4.78	$1,000.00	$1,020.18	0.93%	$4.66
Class I	1,000.00	1,075.50	0.43	2.21	1,000.00	1,022.66	0.43	2.16
Class S	1,000.00	1,074.30	0.68	3.50	1,000.00	1,021.42	0.68	3.41
Voya Russell™ Large Cap Index Portfolio
Class ADV	$1,000.00	$1,025.70	0.86%	$4.32	$1,000.00	$1,020.53	0.86%	$4.31
Class I	1,000.00	1,028.40	0.36	1.81	1,000.00	1,023.01	0.36	1.81
Class S	1,000.00	1,026.90	0.61	3.07	1,000.00	1,021.77	0.61	3.06
Class S2	1,000.00	1,026.60	0.76	3.82	1,000.00	1,021.03	0.76	3.81
Voya Russell™ Large Cap Value Index Portfolio
Class ADV	$1,000.00	$971.10	0.91%	$4.45	$1,000.00	$1,020.28	0.91%	$4.56
Class I	1,000.00	974.20	0.41	2.01	1,000.00	1,022.76	0.41	2.06
Class S	1,000.00	973.00	0.66	3.23	1,000.00	1,021.52	0.66	3.31
Voya Russell™ Mid Cap Growth Index Portfolio
Class I	$1,000.00	$1,052.10	0.40%	$2.04	$1,000.00	$1,022.81	0.40%	$2.01
Class S	1,000.00	1,050.80	0.65	3.31	1,000.00	1,021.57	0.65	3.26
Class S2	1,000.00	1,049.80	0.80	4.07	1,000.00	1,020.83	0.80	4.01
Voya Russell™ Mid Cap Index Portfolio
Class ADV	$1,000.00	$1,018.80	0.91%	$4.56	$1,000.00	$1,020.28	0.91%	$4.56
Class I	1,000.00	1,021.70	0.41	2.06	1,000.00	1,022.76	0.41	2.06
Class P2	1,000.00	1,023.00	0.16	0.80	1,000.00	1,024.00	0.16	0.80
Class S	1,000.00	1,020.30	0.66	3.31	1,000.00	1,021.52	0.66	3.31
Class S2	1,000.00	1,019.30	0.81	4.06	1,000.00	1,020.78	0.81	4.06
Voya Russell™ Small Cap Index Portfolio
Class ADV	$1,000.00	$1,073.50	0.96%	$4.94	$1,000.00	$1,020.03	0.96%	$4.81
Class I	1,000.00	1,075.90	0.46	2.37	1,000.00	1,022.51	0.46	2.31
Class P2	1,000.00	1,077.70	0.16	0.82	1,000.00	1,024.00	0.16	0.80
Class S	1,000.00	1,074.40	0.71	3.65	1,000.00	1,021.27	0.71	3.56
Class S2	1,000.00	1,073.80	0.86	4.42	1,000.00	1,020.53	0.86	4.31
Voya U.S. Bond Index Portfolio
Class ADV	$1,000.00	$978.60	0.90%	$4.42	$1,000.00	$1,020.33	0.90%	$4.51
Class I	1,000.00	981.20	0.40	1.96	1,000.00	1,022.81	0.40	2.01
Class P2	1,000.00	983.40	0.15	0.74	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	979.90	0.65	3.19	1,000.00	1,021.57	0.65	3.26
Class S2	1,000.00	980.10	0.80	3.93	1,000.00	1,020.83	0.80	4.01

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2018 (Unaudited)

	Voya Australia Index Portfolio	Voya Emerging Markets Index Portfolio	Voya Euro STOXX 50® Index Portfolio	Voya FTSE 100 Index® Portfolio
ASSETS:
Investments in securities at fair value+*	$107,612,839	$817,562,069	$394,148,545	$244,835,552
Short-term investments at fair value**	3,037,593	26,030,012	5,606,000	4,026,967
Cash	—	13,279	—	—
Cash collateral for futures	86,141	1,476,689	1,542,199	550,124
Foreign currencies at value***	27,787	1,236,415	309,713	486,094
Foreign cash collateral for futures****	69,286	—	—	—
Receivables:
Investment securities sold	19,013	277,153	—	297,521
Fund shares sold	462	43,770,319	15,884,518	5,194,392
Dividends	786,535	3,173,454	10,624	1,378,085
Interest	9	189	75	38
Foreign tax reclaims	—	—	1,595,013	22,602
Unrealized appreciation on forward foreign currency contracts	—	—	55,191	224
Prepaid expenses	8,450	7,237	3,676	2,591
Reimbursement due from manager	—	79,955	—	—
Other assets	3,684	14,058	14,294	10,812
Total assets	111,651,799	893,640,829	419,169,848	256,805,002
LIABILITIES:
Payable for investment securities purchased	38,203	41,006,540	16,074,900	5,147,323
Payable for fund shares redeemed	1,499,443	341,454	168,758	121,336
Payable for foreign cash collateral for futures*****	—	—	336,436	84,161
Payable upon receipt of securities loaned	1,978,593	8,988,012	—	2,029,967
Unrealized depreciation on forward foreign currency contracts	10,747	1	15,644	9,256
Payable for investment management fees	31,582	260,253	113,842	71,519
Payable for distribution and shareholder service fees	—	—	9,515	2,551
Payable to custodian due to bank overdraft	—	—	287,194	153,471
Payable for directors fees	500	3,775	1,919	1,317
Payable to directors under the deferred compensation plan (Note 6)	3,684	14,058	14,294	10,812
Payable for Indian capital gains tax	—	159,991	—	—
Other accrued expenses and liabilities	31,062	821,860	141,652	77,448
Total liabilities	3,593,814	51,595,944	17,164,154	7,709,161
NET ASSETS	$108,057,985	$842,044,885	$402,005,694	$249,095,841
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$133,106,892	$830,099,721	$360,478,514	$226,919,646
Undistributed net investment income	1,797,426	7,569,539	8,461,285	5,564,741
Accumulated net realized loss	(34,376,177)	(73,124,632)	(9,886,577)	(1,401,535)
Net unrealized appreciation	7,529,844	77,500,257	42,952,472	18,012,989
NET ASSETS	$108,057,985	$842,044,885	$402,005,694	$249,095,841
+ Including securities loaned at value	$1,704,648	$7,801,322	$—	$1,929,013
* Cost of investments in securities	$100,094,039	$738,641,110	$351,135,257	$226,773,296
** Cost of short-term investments	$3,037,593	$26,030,012	$5,606,000	$4,026,967
*** Cost of foreign currencies	$27,460	$1,239,381	$309,969	$486,070
**** Cost of foreign cash collateral for futures	$69,286	$—	$—	$—
***** Cost of payable for foreign cash collateral for futures	$—	$—	$336,436	$84,161
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2018 (Unaudited) (continued)

	Voya Australia Index Portfolio	Voya Emerging Markets Index Portfolio	Voya Euro STOXX 50® Index Portfolio	Voya FTSE 100 Index® Portfolio
Class ADV
Net assets	n/a	n/a	$22,394,799	$5,997,314
Shares authorized	n/a	n/a	100,000,000	100,000,000
Par value	n/a	n/a	$0.001	$0.001
Shares outstanding	n/a	n/a	2,129,816	658,235
Net asset value and redemption price per share	n/a	n/a	$10.51	$9.11
Class I
Net assets	$108,057,985	$577,455,680	$379,610,895	$243,098,527
Shares authorized	100,000,000	100,000,000	200,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	12,447,830	49,515,272	35,835,711	26,472,694
Net asset value and redemption price per share	$8.68	$11.66	$10.59	$9.18
Class P2
Net assets	n/a	$264,585,686	n/a	n/a
Shares authorized	n/a	100,000,000	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	22,575,652	n/a	n/a
Net asset value and redemption price per share	n/a	$11.72	n/a	n/a
Class S
Net assets	n/a	$3,519	n/a	n/a
Shares authorized	n/a	100,000,000	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	300	n/a	n/a
Net asset value and redemption price per share	n/a	$11.73	n/a	n/a
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2018 (Unaudited)

	Voya Hang Seng Index Portfolio	Voya International Index Portfolio	Voya Japan TOPIX Index® Portfolio	Voya Russell™ Large Cap Growth Index Portfolio
ASSETS:
Investments in securities at fair value+*	$49,007,040	$1,690,452,260	$249,363,859	$712,877,053
Short-term investments at fair value**	100,000	80,958,631	5,944,603	18,459,951
Cash	—	760,705	—	224,603
Cash collateral for futures	254,709	3,544,715	383,029	678,895
Foreign currencies at value***	168,253	336,885	578,423	—
Receivables:
Investment securities sold	—	394,927	193,153	—
Fund shares sold	1,268,364	35,493,288	5,980,747	4
Dividends	284,314	4,705,863	287,551	378,531
Interest	7	6,016	—	183
Foreign tax reclaims	—	4,057,652	17,377	—
Unrealized appreciation on forward foreign currency contracts	341	—	—	—
Prepaid expenses	720	16,493	2,907	7,003
Reimbursement due from manager	—	292,746	—	—
Other assets	2,956	74,173	10,267	15,995
Total assets	51,086,704	1,821,094,354	262,761,916	732,642,218
LIABILITIES:
Payable for investment securities purchased	—	34,698,116	—	—
Payable for fund shares redeemed	26,153	834,020	112,247	345,385
Payable for foreign cash collateral for futures****	54,656	—	100,300	—
Payable upon receipt of securities loaned	—	20,458,631	4,546,603	3,486,951
Unrealized depreciation on forward foreign currency contracts	157	—	5,858	—
Payable for investment management fees	15,074	656,317	74,885	239,226
Payable for distribution and shareholder service fees	6,413	273,072	4,156	75,431
Payable to custodian due to bank overdraft	28,800	—	23,161	—
Payable for directors fees	344	8,638	1,441	3,607
Payable to directors under the deferred compensation plan (Note 6)	2,956	74,173	10,267	15,995
Other accrued expenses and liabilities	56,435	433,443	72,776	69,147
Total liabilities	190,988	57,436,410	4,951,694	4,235,742
NET ASSETS	$50,895,716	$1,763,657,944	$257,810,222	$728,406,476
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$24,113,119	$1,571,402,860	$173,157,409	$269,840,667
Undistributed net investment income	792,003	31,608,510	2,205,163	3,167,030
Accumulated net realized gain (loss)	6,777,309	(65,013,182)	11,201,649	29,231,583
Net unrealized appreciation	19,213,285	225,659,756	71,246,001	426,167,196
NET ASSETS	$50,895,716	$1,763,657,944	$257,810,222	$728,406,476
+ Including securities loaned at value	$—	$17,763,182	$4,311,386	$3,413,567
* Cost of investments in securities	$29,793,131	$1,462,300,582	$178,073,752	$286,409,746
** Cost of short-term investments	$100,000	$80,958,631	$5,944,603	$18,459,951
*** Cost of foreign currencies	$168,216	$352,837	$578,433	$—
**** Cost of payable for foreign cash collateral for futures	$54,656	$—	$100,300	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2018 (Unaudited) (continued)

	Voya Hang Seng Index Portfolio	Voya International Index Portfolio	Voya Japan TOPIX Index® Portfolio	Voya Russell™ Large Cap Growth Index Portfolio
Class ADV
Net assets	$827,205	$623,309,281	$9,585,740	$4,565
Shares authorized	100,000,000	250,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	57,306	62,432,091	861,121	126
Net asset value and redemption price per share	$14.43	$9.98	$11.13	$36.12
Class I
Net assets	$22,281,857	$348,499,642	$248,224,482	$366,600,369
Shares authorized	100,000,000	200,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,538,907	34,243,211	22,085,779	10,078,744
Net asset value and redemption price per share	$14.48	$10.18	$11.24	$36.37
Class P2
Net assets	n/a	$716,637,591	n/a	n/a
Shares authorized	n/a	100,000,000	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	70,190,946	n/a	n/a
Net asset value and redemption price per share	n/a	$10.21	n/a	n/a
Class S
Net assets	$27,786,654	$73,798,373	n/a	$361,801,542
Shares authorized	100,000,000	100,000,000	n/a	100,000,000
Par value	$0.001	$0.001	n/a	$0.001
Shares outstanding	1,920,525	7,296,994	n/a	9,995,388
Net asset value and redemption price per share	$14.47	$10.11	n/a	$36.20
Class S2
Net assets	n/a	$1,413,057	n/a	n/a
Shares authorized	n/a	100,000,000	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	139,895	n/a	n/a
Net asset value and redemption price per share	n/a	$10.10	n/a	n/a
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2018 (Unaudited)

	Voya Russell™ Large Cap Index Portfolio	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio
ASSETS:
Investments in securities at fair value+*	$884,474,885	$383,127,299	$305,448,163	$1,547,937,057
Investments in affiliates at fair value**	—	—	58,609	1,670,051
Short-term investments at fair value***	11,453,992	2,711,000	14,393,163	38,292,939
Cash	244,660	89,824	142,764	672,721
Cash collateral for futures	445,396	136,920	138,600	480,385
Receivables:
Fund shares sold	558,439	78,857	6,141	534,907
Dividends	653,036	383,827	128,472	1,961,946
Interest	230	63	—	71
Foreign tax reclaims	—	920	—	—
Prepaid expenses	8,921	4,089	3,102	18,828
Reimbursement due from manager	14,122	—	8,623	95,236
Other assets	74,832	9,008	9,618	62,678
Total assets	897,928,513	386,541,807	320,337,255	1,591,726,819
LIABILITIES:
Payable for fund shares redeemed	304,865	320,280	156,189	7,333,413
Payable upon receipt of securities loaned	2,293,992	—	11,251,163	30,556,939
Payable for investment management fees	261,677	117,634	104,475	535,570
Payable for distribution and shareholder service fees	139,288	60,727	61,947	143,318
Payable for directors fees	4,543	2,047	1,582	9,233
Payable to directors under the deferred compensation plan (Note 6)	74,832	9,008	9,618	62,678
Other accrued expenses and liabilities	95,831	32,787	156,828	234,659
Total liabilities	3,175,028	542,483	11,741,802	38,875,810
NET ASSETS	$894,753,485	$385,999,324	$308,595,453	$1,552,851,009
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$300,673,838	$278,513,694	$156,919,284	$581,687,462
Undistributed net investment income	6,264,747	4,023,055	753,289	10,494,754
Accumulated net realized gain	16,081,236	7,644,837	26,151,392	198,882,329
Net unrealized appreciation	571,733,664	95,817,738	124,771,488	761,786,464
NET ASSETS	$894,753,485	$385,999,324	$308,595,453	$1,552,851,009
+ Including securities loaned at value	$2,245,501	$—	$10,944,619	$29,742,044
* Cost of investments in securities	$312,528,107	$287,236,266	$180,614,847	$786,773,599
** Cost of investments in affiliates	$—	$—	$47,645	$966,638
*** Cost of short-term investments	$11,453,992	$2,711,000	$14,393,163	$38,292,939
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2018 (Unaudited) (continued)

	Voya Russell™ Large Cap Index Portfolio	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio
Class ADV
Net assets	$49,607,783	$3,678	n/a	$178,125,801
Shares authorized	100,000,000	100,000,000	n/a	100,000,000
Par value	$0.001	$0.001	n/a	$0.001
Shares outstanding	2,376,838	173	n/a	12,604,978
Net asset value and redemption price per share	$20.87	$21.28	n/a	$14.13
Class I
Net assets	$279,167,506	$96,559,527	$16,903,554	$874,735,661
Shares authorized	400,000,000	100,000,000	100,000,000	300,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	13,143,331	4,499,952	512,986	59,903,338
Net asset value and redemption price per share	$21.24	$21.46	$32.95	$14.60
Class P2
Net assets	n/a	n/a	n/a	$181,605,687
Shares authorized	n/a	n/a	n/a	100,000,000
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	12,397,443
Net asset value and redemption price per share	n/a	n/a	n/a	$14.65
Class S
Net assets	$565,063,090	$289,436,119	$289,977,955	$302,365,452
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	26,762,481	13,569,642	8,816,631	20,948,700
Net asset value and redemption price per share	$21.11	$21.33	$32.89	$14.43
Class S2
Net assets	$915,106	n/a	$1,713,944	$16,018,408
Shares authorized	100,000,000	n/a	100,000,000	100,000,000
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	42,134	n/a	52,187	1,125,382
Net asset value and redemption price per share	$21.72	n/a	$32.84	$14.23
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2018 (Unaudited)

	Voya Russell™ Small Cap Index Portfolio	Voya U.S. Bond Index Portfolio
ASSETS:
Investments in securities at fair value+*	$879,516,921	$3,482,458,299
Short-term investments at fair value**	108,536,025	332,921,072
Cash	245,456	971,400
Cash collateral for futures	1,224,860	7,978
Receivables:
Investment securities sold	—	130,039,814
Investment securities sold on a delayed-delivery or when-issued basis	—	5,956,892
Fund shares sold	357,854	1,599,517
Dividends	856,913	18,260
Interest	—	20,212,015
Prepaid expenses	9,229	32,685
Reimbursement due from manager	26,859	175,983
Other assets	34,399	120,369
Total assets	990,808,516	3,974,514,284
LIABILITIES:
Payable for investment securities purchased	—	216,460,318
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	322,379,712
Payable for fund shares redeemed	10,692,850	46,092,668
Payable upon receipt of securities loaned	76,348,025	60,151,217
Cash received as collateral for delayed-delivery or when-issued securities (Note 2)	—	955,000
Payable for investment management fees	327,967	1,053,772
Payable for distribution and shareholder service fees	102,739	49,604
Payable for directors fees	4,676	16,845
Payable to directors under the deferred compensation plan (Note 6)	34,399	120,369
Other accrued expenses and liabilities	93,735	363,731
Total liabilities	87,604,391	647,643,236
NET ASSETS	$903,204,125	$3,326,871,048
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$489,772,517	$3,370,617,236
Undistributed net investment income	4,118,914	8,396,813
Accumulated net realized gain (loss)	77,201,773	(24,268,074)
Net unrealized appreciation (depreciation)	332,110,921	(27,874,927)
NET ASSETS	$903,204,125	$3,326,871,048
+ Including securities loaned at value	$74,223,433	$58,842,595
* Cost of investments in securities	$546,872,881	$3,510,311,087
** Cost of short-term investments	$108,536,025	$332,943,575
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2018 (Unaudited) (continued)

	Voya Russell™ Small Cap Index Portfolio	Voya U.S. Bond Index Portfolio
Class ADV
Net assets	$116,768,788	$29,448,187
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	7,666,781	2,878,287
Net asset value and redemption price per share	$15.23	$10.23
Class I
Net assets	$453,437,282	$2,351,235,024
Shares authorized	100,000,000	700,000,000
Par value	$0.001	$0.001
Shares outstanding	28,810,160	228,881,313
Net asset value and redemption price per share	$15.74	$10.27
Class P2
Net assets	$79,362,108	$765,413,368
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	5,020,354	74,488,245
Net asset value and redemption price per share	$15.81	$10.28
Class S
Net assets	$245,169,114	$178,184,991
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	15,711,474	17,395,625
Net asset value and redemption price per share	$15.60	$10.24
Class S2
Net assets	$8,466,833	$2,589,478
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	552,272	252,715
Net asset value and redemption price per share	$15.33	$10.25
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2018 (Unaudited)

	Voya Australia Index Portfolio	Voya Emerging Markets Index Portfolio	Voya Euro STOXX 50® Index Portfolio	Voya FTSE 100 Index® Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,042,879	$9,066,399	$9,314,917	$6,128,970
Interest, net of foreign taxes withheld*	1,005	19,867	6,158	4,171
Securities lending income, net	15,301	47,110	90,458	35,054
Total investment income	2,059,185	9,133,376	9,411,533	6,168,195
EXPENSES:
Investment management fees	347,185	2,433,752	1,332,276	914,773
Distribution and shareholder service fees:
Class ADV	—	—	61,359	14,129
Class S	—	5	—	—
Transfer agent fees	85	936	299	246
Shareholder reporting expense	543	9,698	7,240	4,706
Professional fees	7,783	42,539	14,480	11,488
Custody and accounting expense	51,947	392,108	65,793	45,719
Directors fees	2,000	15,101	7,676	5,271
License fee	7,439	112,325	57,096	27,312
Miscellaneous expense	4,465	17,059	11,608	9,131
Interest expense	440	964	1,064	1,376
Total expenses	421,887	3,024,487	1,558,891	1,034,151
Waived and reimbursed fees	(173,592)	(1,470,410)	(666,134)	(457,384)
Net expenses	248,295	1,554,077	892,757	576,767
Net investment income	1,810,890	7,579,299	8,518,776	5,591,428
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	68,442	5,235,719	2,507,676	6,554,602
Forward foreign currency contracts	(207,407)	24,364	(1,048,708)	(132,087)
Foreign currency related transactions	70,434	(225,058)	285,294	(81,695)
Futures	119,702	(1,724,665)	219,816	579,378
Net realized gain	51,171	3,310,360	1,964,078	6,920,198
Net change in unrealized appreciation (depreciation) on:
Investments (net of Indian capital gains tax accrued#)	(2,677,443)	(66,859,269)	(24,451,214)	(13,789,541)
Forward foreign currency contracts	(16,622)	(1)	(16,566)	(22,134)
Foreign currency related transactions	(11,876)	(25,682)	(53,233)	(26,641)
Futures	28,883	(1,570,211)	(82,423)	(61,389)
Net change in unrealized appreciation (depreciation)	(2,677,058)	(68,455,163)	(24,603,436)	(13,899,705)
Net realized and unrealized loss	(2,625,887)	(65,144,803)	(22,639,358)	(6,979,507)
Decrease in net assets resulting from operations	$(814,997)	$(57,565,504)	$(14,120,582)	$(1,388,079)
* Foreign taxes withheld	$29,458	$1,091,836	$1,487,882	$88,099
# Foreign taxes accrued on Indian investments	$—	$567,934	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2018 (Unaudited)

	Voya Hang Seng Index Portfolio	Voya International Index Portfolio	Voya Japan TOPIX Index® Portfolio	Voya Russell™ Large Cap Growth Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,027,102	$35,695,143	$2,813,435	$5,121,293
Interest, net of foreign taxes withheld*	180	18,315	2,212	1,831
Securities lending income, net	655	429,836	42,123	19,184
Other	—	—	—	2,267
Total investment income	1,027,937	36,143,294	2,857,770	5,144,575
EXPENSES:
Investment management fees	238,877	3,895,800	1,000,619	1,767,057
Distribution and shareholder service fees:
Class ADV	2,404	1,664,140	27,129	11
Class S	38,269	98,307	—	441,387
Class S2	—	2,734	—	—
Transfer agent fees	108	1,915	259	767
Shareholder reporting expense	2,413	34,440	5,973	19,548
Professional fees	6,935	48,005	12,127	21,480
Custody and accounting expense	41,234	307,094	64,888	41,020
Directors fees	1,376	34,553	5,765	14,431
License fee	13,650	257,014	8,577	—
Miscellaneous expense	6,178	27,149	9,937	16,002
Interest expense	624	726	2,039	112
Total expenses	352,068	6,371,877	1,137,313	2,321,815
Waived and reimbursed fees	(119,438)	(1,724,427)	(500,307)	(357,803)
Net expenses	232,630	4,647,450	637,006	1,964,012
Net investment income	795,307	31,495,844	2,220,764	3,180,563
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	9,247,545	(2,293,125)	16,731,272	29,381,242
Forward foreign currency contracts	(6,489)	—	(3,767)	—
Foreign currency related transactions	(1,080)	(169,422)	1,406	—
Futures	(4,141)	597,152	(61,770)	18,347
Net realized gain (loss)	9,235,835	(1,865,395)	16,667,141	29,399,589
Net change in unrealized appreciation (depreciation) on:
Investments	(10,437,130)	(75,413,379)	(23,553,373)	19,270,158
Forward foreign currency contracts	768	—	(9,412)	—
Foreign currency related transactions	(56)	(135,397)	(7,803)	—
Futures	(13,090)	(2,842,109)	(14,853)	(296,856)
Net change in unrealized appreciation (depreciation)	(10,449,508)	(78,390,885)	(23,585,441)	18,973,302
Net realized and unrealized gain (loss)	(1,213,673)	(80,256,280)	(6,918,300)	48,372,891
Increase (decrease) in net assets resulting from operations	$(418,366)	$(48,760,436)	$(4,697,536)	$51,553,454
* Foreign taxes withheld	$27,812	$4,170,284	$399,210	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2018 (Unaudited)

	Voya Russell™ Large Cap Index Portfolio	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$8,756,604	$5,233,469	$1,675,005	$14,348,256
Interest	2,149	823	635	4,862
Dividends from affiliates	—	—	20	928
Securities lending income, net	13,576	412	40,774	130,930
Settlement income (Note 13)	—	—	—	234,477
Other	4,276	—	45,448	—
Total investment income	8,776,605	5,234,704	1,761,882	14,719,453
EXPENSES:
Investment management fees	1,577,142	935,963	784,304	3,753,466
Distribution and shareholder service fees:
Class ADV	115,399	11	—	447,749
Class S	724,790	381,476	367,674	388,205
Class S2	2,106	—	3,416	32,178
Transfer agent fees	732	479	250	1,304
Shareholder reporting expense	22,625	15,500	10,830	38,010
Professional fees	25,521	16,945	9,955	54,548
Custody and accounting expense	51,585	32,390	21,600	112,981
Directors fees	18,174	8,187	6,326	36,929
Miscellaneous expense	20,441	19,505	7,717	35,768
Interest expense	166	505	387	40,732
Total expenses	2,558,681	1,410,961	1,212,459	4,941,870
Waived and reimbursed fees	(85,086)	(202,996)	(210,242)	(633,469)
Net expenses	2,473,595	1,207,965	1,002,217	4,308,401
Net investment income	6,303,010	4,026,739	759,665	10,411,052
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	27,262,558	11,077,774	26,811,706	210,178,667
Affiliates	—	—	492	209,914
Futures	857,339	(86,840)	(63,875)	991,381
Net realized gain	28,119,897	10,990,934	26,748,323	211,379,962
Net change in unrealized appreciation (depreciation) on:
Investments	(9,370,375)	(25,622,434)	(12,095,785)	(183,137,151)
Affiliates	—	—	(3,481)	(266,949)
Futures	(238,626)	(83,716)	(61,002)	(86,309)
Net change in unrealized appreciation (depreciation)	(9,609,001)	(25,706,150)	(12,160,268)	(183,490,409)
Net realized and unrealized gain (loss)	18,510,896	(14,715,216)	14,588,055	27,889,553
Increase (decrease) in net assets resulting from operations	$24,813,906	$(10,688,477)	$15,347,720	$38,300,605
* Foreign taxes withheld	$—	$—	$187	$2,521
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2018 (Unaudited)

	Voya Russell™ Small Cap Index Portfolio	Voya U.S. Bond Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,338,281	$68,654
Interest, net of foreign taxes withheld*	3,037	45,417,170
Securities lending income, net	852,854	203,682
Settlement income (Note 13)	374,848	—
Total investment income	6,569,020	45,689,506
EXPENSES:
Investment management fees	1,993,880	6,361,543
Distribution and shareholder service fees:
Class ADV	279,371	74,223
Class S	294,701	225,906
Class S2	15,888	5,078
Transfer agent fees	791	2,240
Shareholder reporting expense	19,910	56,110
Professional fees	25,702	91,702
Custody and accounting expense	56,110	196,085
Directors fees	18,701	67,381
Miscellaneous expense	18,340	61,251
Interest expense	24,516	174
Total expenses	2,747,910	7,141,693
Waived and reimbursed fees	(209,988)	(1,051,620)
Net expenses	2,537,922	6,090,073
Net investment income	4,031,098	39,599,433
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	78,563,642	(19,265,254)
Futures	610,574	14,131
Swaps	—	(720)
Net realized gain (loss)	79,174,216	(19,251,843)
Net change in unrealized appreciation (depreciation) on:
Investments	(17,081,987)	(82,354,797)
Futures	(596,745)	(3,497)
Net change in unrealized appreciation (depreciation)	(17,678,732)	(82,358,294)
Net realized and unrealized gain (loss)	61,495,484	(101,610,137)
Increase (decrease) in net assets resulting from operations	$65,526,582	$(62,010,704)
* Foreign taxes withheld	$850	$19
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Australia Index Portfolio		Voya Emerging Markets Index Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$1,810,890	$4,695,550	$7,579,299	$12,138,731
Net realized gain (loss)	51,171	(1,803,191)	3,310,360	10,666,645
Net change in unrealized appreciation (depreciation)	(2,677,058)	19,361,539	(68,455,163)	174,890,021
Increase (decrease) in net assets resulting from operations	(814,997)	22,253,898	(57,565,504)	197,695,397
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(5,446,682)	(4,731,859)	(10,859,397)	(7,793,282)
Class P2	—	—	(6,287,863)	(2,123,366)
Class S	—	—	(82)	(28)
Total distributions	(5,446,682)	(4,731,859)	(17,147,342)	(9,916,676)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	17,052,140	258,018	290,237,306	328,368,074
Reinvestment of distributions	5,446,682	4,731,859	17,147,262	9,916,648
	22,498,822	4,989,877	307,384,568	338,284,722
Cost of shares redeemed	(9,864,171)	(63,180,337)	(112,931,718)	(332,222,304)
Net increase (decrease) in net assets resulting from capital share transactions	12,634,651	(58,190,460)	194,452,850	6,062,418
Net increase (decrease) in net assets	6,372,972	(40,668,421)	119,740,004	193,841,139
NET ASSETS:
Beginning of year or period	101,685,013	142,353,434	722,304,881	528,463,742
End of year or period	$108,057,985	$101,685,013	$842,044,885	$722,304,881
Undistributed net investment income at end of year or period	$1,797,426	$5,433,218	$7,569,539	$17,137,582

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Euro STOXX 50® Index Portfolio		Voya FTSE 100 Index® Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$8,518,776	$10,010,582	$5,591,428	$10,952,409
Net realized gain	1,964,078	24,859,768	6,920,198	7,120,632
Net change in unrealized appreciation (depreciation)	(24,603,436)	53,799,615	(13,899,705)	38,852,399
Increase (decrease) in net assets resulting from operations	(14,120,582)	88,669,965	(1,388,079)	56,925,440
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(555,015)	(758,294)	(264,678)	(156,667)
Class I	(9,877,554)	(14,247,161)	(11,831,026)	(10,695,400)
Net realized gains:
Class ADV	(410,062)	—	(156,025)	(159,191)
Class I	(5,904,562)	—	(6,356,622)	(9,218,630)
Total distributions	(16,747,193)	(15,005,455)	(18,608,351)	(20,229,888)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	67,191,245	10,163,967	14,412,530	7,796,268
Reinvestment of distributions	16,747,193	15,005,455	18,608,351	20,229,888
	83,938,438	25,169,422	33,020,881	28,026,156
Cost of shares redeemed	(29,144,407)	(125,931,881)	(41,621,431)	(83,642,839)
Net increase (decrease) in net assets resulting from capital share transactions	54,794,031	(100,762,459)	(8,600,550)	(55,616,683)
Net increase (decrease) in net assets	23,926,256	(27,097,949)	(28,596,980)	(18,921,131)
NET ASSETS:
Beginning of year or period	378,079,438	405,177,387	277,692,821	296,613,952
End of year or period	$402,005,694	$378,079,438	$249,095,841	$277,692,821
Undistributed net investment income at end of year or period	$8,461,285	$10,375,078	$5,564,741	$12,069,017

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Hang Seng Index Portfolio		Voya International Index Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$795,307	$2,374,665	$31,495,844	$36,012,982
Net realized gain (loss)	9,235,835	10,442,722	(1,865,395)	7,166,642
Net change in unrealized appreciation (depreciation)	(10,449,508)	15,899,200	(78,390,885)	297,250,989
Increase (decrease) in net assets resulting from operations	(418,366)	28,716,587	(48,760,436)	340,430,613
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(38,463)	(5,079)	(14,583,530)	(14,094,484)
Class I	(1,796,621)	(797,783)	(9,657,691)	(7,342,600)
Class P2	—	—	(18,624,875)	(10,228,121)
Class S	(1,317,651)	(227,775)	(1,907,343)	(1,702,534)
Class S2	—	—	(33,601)	(22,970)
Net realized gains:
Class ADV	(109,572)	—	—	—
Class I	(4,545,992)	—	—	—
Class S	(3,516,444)	—	—	—
Total distributions	(11,324,743)	(1,030,637)	(44,807,040)	(33,390,709)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,920,959	5,359,977	255,996,478	792,397,453
Reinvestment of distributions	11,324,607	1,030,637	44,807,040	33,390,709
	15,245,566	6,390,614	300,803,518	825,788,162
Cost of shares redeemed	(26,189,371)	(55,044,926)	(127,192,846)	(773,675,206)
Net increase (decrease) in net assets resulting from capital share transactions	(10,943,805)	(48,654,312)	173,610,672	52,112,956
Net increase (decrease) in net assets	(22,686,914)	(20,968,362)	80,043,196	359,152,860
NET ASSETS:
Beginning of year or period	73,582,630	94,550,992	1,683,614,748	1,324,461,888
End of year or period	$50,895,716	$73,582,630	$1,763,657,944	$1,683,614,748
Undistributed net investment income at end of year or period	$792,003	$3,149,431	$31,608,510	$44,919,706

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Japan TOPIX Index® Portfolio		Voya Russell™ Large Cap Growth Index Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$2,220,764	$4,413,166	$3,180,563	$6,715,644
Net realized gain	16,667,141	22,208,763	29,399,589	23,974,244
Net change in unrealized appreciation (depreciation)	(23,585,441)	44,416,479	18,973,302	144,576,841
Increase (decrease) in net assets resulting from operations	(4,697,536)	71,038,408	51,553,454	175,266,729
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(192,808)	(157,582)	(28)	(28)
Class I	(6,290,315)	(5,911,316)	(3,793,744)	(3,662,493)
Class S	—	—	(2,891,343)	(3,112,736)
Net realized gains:
Class ADV	(803,058)	(264,492)	(150)	—
Class I	(20,315,529)	(6,771,234)	(12,096,405)	—
Class S	—	—	(11,857,475)	—
Total distributions	(27,601,710)	(13,104,624)	(30,639,145)	(6,775,257)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,958,879	26,904,567	28,894,359	63,878,019
Reinvestment of distributions	27,601,710	13,104,624	30,639,145	6,775,257
	37,560,589	40,009,191	59,533,504	70,653,276
Cost of shares redeemed	(50,609,196)	(87,350,308)	(49,631,066)	(107,017,299)
Net increase (decrease) in net assets resulting from capital share transactions	(13,048,607)	(47,341,117)	9,902,438	(36,364,023)
Net increase (decrease) in net assets	(45,347,853)	10,592,667	30,816,747	132,127,449
NET ASSETS:
Beginning of year or period	303,158,075	292,565,408	697,589,729	565,462,280
End of year or period	$257,810,222	$303,158,075	$728,406,476	$697,589,729
Undistributed net investment income at end of year or period	$2,205,163	$6,467,522	$3,167,030	$6,671,582

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Russell™ Large Cap Index Portfolio		Voya Russell™ Large Cap Value Index Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$6,303,010	$13,116,464	$4,026,739	$8,447,360
Net realized gain	28,119,897	57,922,729	10,990,934	14,722,914
Net change in unrealized appreciation (depreciation)	(9,609,001)	106,288,570	(25,706,150)	30,781,551
Increase (decrease) in net assets resulting from operations	24,813,906	177,327,763	(10,688,477)	53,951,825
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(582,781)	(451,986)	(71)	(58)
Class I	(4,457,407)	(3,979,934)	(2,281,966)	(2,147,826)
Class S	(7,830,458)	(8,558,244)	(6,148,809)	(6,208,489)
Class S2	(9,816)	(16,027)	—	—
Net realized gains:
Class ADV	—	—	(126)	—
Class I	—	—	(3,311,323)	—
Class S	—	—	(10,135,659)	—
Total distributions	(12,880,462)	(13,006,191)	(21,877,954)	(8,356,373)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	37,433,583	111,248,194	4,872,245	37,254,722
Reinvestment of distributions	12,880,462	13,006,191	21,877,954	8,356,373
	50,314,045	124,254,385	26,750,199	45,611,095
Cost of shares redeemed	(74,732,710)	(215,860,932)	(34,533,912)	(101,170,233)
Net decrease in net assets resulting from capital share transactions	(24,418,665)	(91,606,547)	(7,783,713)	(55,559,138)
Net increase (decrease) in net assets	(12,485,221)	72,715,025	(40,350,144)	(9,963,686)
NET ASSETS:
Beginning of year or period	907,238,706	834,523,681	426,349,468	436,313,154
End of year or period	$894,753,485	$907,238,706	$385,999,324	$426,349,468
Undistributed net investment income at end of year or period	$6,264,747	$12,842,199	$4,023,055	$8,427,162

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Russell™ Mid Cap Growth Index Portfolio		Voya Russell™ Mid Cap Index Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$759,665	$1,269,876	$10,411,052	$23,736,558
Net realized gain	26,748,323	33,076,544	211,379,962	198,850,666
Net change in unrealized appreciation (depreciation)	(12,160,268)	30,611,021	(183,490,409)	96,748,213
Increase in net assets resulting from operations	15,347,720	64,957,441	38,300,605	319,335,437
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	(1,731,208)	(1,820,889)
Class I	(113,215)	(108,153)	(15,772,862)	(18,714,973)
Class P2	—	—	(2,488,304)	(2,408,580)
Class S	(1,149,728)	(1,955,102)	(3,480,142)	(4,346,491)
Class S2	(4,477)	(9,034)	(166,452)	(187,359)
Net realized gains:
Class ADV	—	—	(20,201,546)	(11,694,132)
Class I	(1,881,317)	—	(123,692,804)	(85,763,744)
Class P2	—	—	(19,496,594)	(11,037,625)
Class S	(30,866,506)	—	(33,955,463)	(23,741,058)
Class S2	(179,042)	—	(1,819,541)	(1,172,620)
Total distributions	(34,194,285)	(2,072,289)	(222,804,916)	(160,887,471)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	17,114,184	18,859,541	90,748,813	369,136,585
Reinvestment of distributions	34,194,285	2,072,289	222,804,916	160,887,471
	51,308,469	20,931,830	313,553,729	530,024,056
Cost of shares redeemed	(28,275,281)	(75,256,134)	(515,246,983)	(721,728,257)
Net increase (decrease) in net assets resulting from capital share transactions	23,033,188	(54,324,304)	(201,693,254)	(191,704,201)
Net increase (decrease) in net assets	4,186,623	8,560,848	(386,197,565)	(33,256,235)
NET ASSETS:
Beginning of year or period	304,408,830	295,847,982	1,939,048,574	1,972,304,809
End of year or period	$308,595,453	$304,408,830	$1,552,851,009	$1,939,048,574
Undistributed net investment income at end of year or period	$753,289	$1,261,044	$10,494,754	$23,722,670

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Russell™ Small Cap Index Portfolio		Voya U.S. Bond Index Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$4,031,098	$8,065,840	$39,599,433	$72,796,653
Net realized gain (loss)	79,174,216	49,908,290	(19,251,843)	6,325,360
Net change in unrealized appreciation (depreciation)	(17,678,732)	62,223,789	(82,358,294)	24,915,097
Increase (decrease) in net assets resulting from operations	65,526,582	120,197,919	(62,010,704)	104,037,110
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(726,964)	(747,306)	(275,727)	(580,135)
Class I	(4,888,715)	(3,869,156)	(28,088,123)	(62,237,271)
Class P2	(841,517)	(953,918)	(9,769,197)	(10,840,108)
Class S	(1,925,854)	(2,211,797)	(1,905,344)	(4,343,274)
Class S2	(50,291)	(69,062)	(24,871)	(50,877)
Net realized gains:
Class ADV	(6,492,641)	(7,425,450)	—	(84,667)
Class I	(25,534,331)	(24,768,581)	—	(6,637,048)
Class P2	(4,390,290)	(6,106,548)	—	(1,545,873)
Class S	(13,414,519)	(18,072,247)	—	(553,774)
Class S2	(447,398)	(657,093)	—	(6,592)
Total distributions	(58,712,520)	(64,881,158)	(40,063,262)	(86,879,619)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	52,866,315	341,052,048	481,337,618	1,292,737,202
Reinvestment of distributions	58,712,520	64,881,158	40,049,535	86,691,182
	111,578,835	405,933,206	521,387,153	1,379,428,384
Cost of shares redeemed	(165,697,749)	(308,109,317)	(472,927,137)	(1,358,431,789)
Net increase (decrease) in net assets resulting from capital share transactions	(54,118,914)	97,823,889	48,460,016	20,996,595
Net increase (decrease) in net assets	(47,304,852)	153,140,650	(53,613,950)	38,154,086
NET ASSETS:
Beginning of year or period	950,508,977	797,368,327	3,380,484,998	3,342,330,912
End of year or period	$903,204,125	$950,508,977	$3,326,871,048	$3,380,484,998
Undistributed net investment income at end of year or period	$4,118,914	$8,521,157	$8,396,813	$8,860,642

See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Australia Index Portfolio
Class I
06-30-18	9.30	0.16•	(0.26)	(0.10)	0.52	—	—	0.52	—	8.68	(1.14)	0.85	0.50	0.50	3.65	108,058	6
12-31-17	8.01	0.34•	1.25	1.59	0.30	—	—	0.30	—	9.30	20.27	0.81	0.46	0.46	3.89	101,685	3
12-31-16	7.89	0.30•	0.50	0.80	0.68	—	—	0.68	—	8.01	10.71	0.83	0.48	0.48	3.79	142,353	36
12-31-15	9.16	0.36•	(1.14)	(0.78)	0.49	—	—	0.49	—	7.89	(9.26)	0.80	0.45	0.45	4.17	114,337	8
12-31-14	10.01	0.40	(0.85)	(0.45)	0.40	—	—	0.40	—	9.16	(4.95)	0.78	0.43	0.43	4.12	190,588	12
12-31-13	10.34	0.44	(0.20)	0.24	0.57	—	—	0.57	—	10.01	1.91	0.77	0.42	0.42	4.27	203,923	13
Voya Emerging Markets Index Portfolio
Class I
06-30-18	12.85	0.12•	(1.01)	(0.89)	0.30	—	—	0.30	—	11.66	(7.10)	0.81	0.54	0.54	1.89	577,456	6
12-31-17	9.56	0.19•	3.28	3.47	0.18	—	—	0.18	—	12.85	36.65	0.82	0.55	0.55	1.71	502,979	18
12-31-16	8.85	0.18	0.73	0.91	0.20	—	—	0.20	—	9.56	10.48	0.82	0.57	0.57	1.80	528,461	34
12-31-15	10.65	0.20•	(1.78)	(1.58)	0.22	—	—	0.22	—	8.85	(15.28)	0.82	0.57	0.57	1.92	510,962	19
12-31-14	11.18	0.21	(0.58)	(0.37)	0.16	—	—	0.16	—	10.65	(3.37)	0.81	0.56	0.56	2.05	635,780	21
12-31-13	12.00	0.22•	(0.98)	(0.76)	0.01	0.05	—	0.06	—	11.18	(6.30)	0.82	0.57	0.57	2.03	606,455	19
Class P2
06-30-18	12.88	0.15•	(1.01)	(0.86)	0.30	—	—	0.30	—	11.72	(6.85)	0.81	0.15	0.15	2.31	264,586	6
05-03-17(5) - 12-31-17	10.99	0.20•	1.87	2.07	0.18	—	—	0.18	—	12.88	19.15	0.82	0.15	0.15	2.56	219,322	18
Class S
06-30-18	12.91	0.10•	(1.01)	(0.91)	0.27	—	—	0.27	—	11.73	(7.19)	1.06	0.79	0.79	1.54	4	6
12-31-17	9.55	0.17	3.28	3.45	0.09	—	—	0.09	—	12.91	36.35	1.07	0.80	0.80	1.52	4	18
12-31-16	8.82	0.20•	0.72	0.92	0.19	—	—	0.19	—	9.55	10.66	1.07	0.82	0.82	2.16	3	34
12-31-15	10.61	0.17•	(1.76)	(1.59)	0.20	—	—	0.20	—	8.82	(15.43)	1.07	0.82	0.82	1.73	11	19
12-31-14	11.14	0.21	(0.61)	(0.40)	0.13	—	—	0.13	—	10.61	(3.59)	1.06	0.81	0.81	1.84	3	21
12-31-13	11.97	0.15	(0.93)	(0.78)	—	0.05	—	0.05	—	11.14	(6.52)	1.07	0.82	0.82	1.38	3	19
Voya Euro STOXX 50® Index Portfolio
Class ADV
06-30-18	11.38	0.22•	(0.64)	(0.42)	0.26	0.19	—	0.45	—	10.51	(3.90)	1.29	0.94	0.94	3.92	22,395	3
12-31-17	9.48	0.20•	2.04	2.24	0.34	—	—	0.34	—	11.38	23.83	1.29	0.94	0.94	1.83	25,514	2
12-31-16	9.64	0.25•	(0.24)	0.01	0.17	—	—	0.17	—	9.48	0.16	1.29	0.94	0.94	2.75	22,343	37
12-31-15	10.39	0.24•	(0.69)	(0.45)	0.30	—	—	0.30	—	9.64	(4.64)	1.29	0.94	0.94	2.26	31,758	15
12-31-14	11.88	0.30•	(1.40)	(1.10)	0.39	—	—	0.39	—	10.39	(9.66)	1.29	0.94	0.94	2.63	28,159	13
12-31-13	9.90	0.21•	2.21	2.42	0.44	—	—	0.44	—	11.88	25.45	1.29	0.94	0.94	1.97	36,736	17
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Euro STOXX 50® Index Portfolio (continued)
Class I
06-30-18	11.49	0.26•	(0.65)	(0.39)	0.32	0.19	—	0.51	—	10.59	(3.62)	0.79	0.44	0.44	4.51	379,611	3
12-31-17	9.58	0.27•	2.04	2.31	0.40	—	—	0.40	—	11.49	24.34	0.79	0.44	0.44	2.51	352,566	2
12-31-16	9.74	0.31•	(0.25)	0.06	0.22	—	—	0.22	—	9.58	0.78	0.79	0.44	0.44	3.32	382,834	37
12-31-15	10.49	0.28•	(0.68)	(0.40)	0.35	—	—	0.35	—	9.74	(4.21)	0.79	0.44	0.44	2.63	397,346	15
12-31-14	11.96	0.37•	(1.41)	(1.04)	0.43	—	—	0.43	—	10.49	(9.18)	0.79	0.44	0.44	3.19	436,078	13
12-31-13	9.94	0.32•	2.17	2.49	0.47	—	—	0.47	—	11.96	26.09	0.79	0.44	0.44	3.09	496,801	17
Voya FTSE 100 Index® Portfolio
Class ADV
06-30-18	9.85	0.18•	(0.25)	(0.07)	0.42	0.25	—	0.67	—	9.11	(1.02)	1.28	0.93	0.93	3.86	5,997	5
12-31-17	8.66	0.30•	1.50	1.80	0.30	0.31	—	0.61	—	9.85	21.60	1.27	0.92	0.92	3.32	5,376	4
12-31-16	9.56	0.30•	(0.47)	(0.17)	0.40	0.33	—	0.73	—	8.66	(1.67)	1.27	0.92	0.92	3.41	4,826	22
12-31-15	11.29	0.32	(1.01)	(0.69)	0.73	0.31	—	1.04	—	9.56	(7.22)	1.27	0.92	0.92	3.06	6,484	8
12-31-14	13.59	0.69•	(1.47)	(0.78)	0.47	1.05	—	1.52	—	11.29	(6.85)	1.26	0.91	0.91	5.53	6,675	13
12-31-13	12.25	0.30•	1.89	2.19	0.57	0.28	—	0.85	—	13.59	18.86	1.27	0.92	0.92	2.43	6,057	8
Class I
06-30-18	9.94	0.21•	(0.26)	(0.05)	0.46	0.25	—	0.71	—	9.18	(0.81)	0.78	0.43	0.43	4.29	243,099	5
12-31-17	8.74	0.36•	1.51	1.87	0.36	0.31	—	0.67	—	9.94	22.24	0.77	0.42	0.42	3.88	272,317	4
12-31-16	9.65	0.34•	(0.46)	(0.12)	0.46	0.33	—	0.79	—	8.74	(1.17)	0.77	0.42	0.42	3.87	291,788	22
12-31-15	11.39	0.39•	(1.03)	(0.64)	0.79	0.31	—	1.10	—	9.65	(6.72)	0.77	0.42	0.42	3.61	334,645	8
12-31-14	13.68	0.81	(1.53)	(0.72)	0.52	1.05	—	1.57	—	11.39	(6.39)	0.76	0.41	0.41	6.45	412,428	13
12-31-13	12.31	0.42•	1.84	2.26	0.61	0.28	—	0.89	—	13.68	19.44	0.77	0.42	0.42	3.35	465,162	8
Voya Hang Seng Index Portfolio
Class ADV
06-30-18	17.59	0.17•	(0.47)	(0.30)	0.74	2.12	—	2.86	—	14.43	(2.74)	1.41	1.06	1.06	1.95	827	3
12-31-17	12.73	0.40•	4.54	4.94	0.08	—	—	0.08	—	17.59	38.97	1.37	1.02	1.02	2.60	1,026	9
12-31-16	13.14	0.30•	0.00*	0.30	0.50	0.21	—	0.71	—	12.73	2.85	1.36	1.16	1.16	2.41	905	17
12-31-15	14.22	0.31•	(1.02)	(0.71)	0.37	—	—	0.37	—	13.14	(5.52)	1.37	1.19	1.19	2.09	1,192	7
12-31-14	14.10	0.35•	0.08	0.43	0.31	—	—	0.31	—	14.22	3.23	1.37	1.25	1.25	2.47	1,647	11
12-31-13	14.12	0.27•	0.21	0.48	0.50	—	—	0.50	—	14.10	3.60	1.36	1.26	1.26	1.94	1,816	9
Class I
06-30-18	17.68	0.20•	(0.44)	(0.24)	0.84	2.12	—	2.96	—	14.48	(2.45)	0.91	0.56	0.56	2.34	22,282	3
12-31-17	12.81	0.41•	4.62	5.03	0.16	—	—	0.16	—	17.68	39.61	0.87	0.52	0.52	2.76	41,871	9
12-31-16	13.25	0.38•	(0.02)	0.36	0.59	0.21	—	0.80	—	12.81	3.35	0.86	0.66	0.66	2.98	68,223	17
12-31-15	14.34	0.40•	(1.02)	(0.62)	0.47	—	—	0.47	—	13.25	(5.00)	0.87	0.69	0.69	2.65	40,319	7
12-31-14	14.22	0.42•	0.07	0.49	0.37	—	—	0.37	—	14.34	3.69	0.87	0.75	0.75	2.96	73,751	11
12-31-13	14.23	0.32•	0.24	0.56	0.57	—	—	0.57	—	14.22	4.15	0.86	0.76	0.76	2.31	79,094	9
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Hang Seng Index Portfolio (continued)
Class S
06-30-18	17.65	0.20•	(0.47)	(0.27)	0.79	2.12	—	2.91	—	14.47	(2.57)	1.16	0.81	0.81	2.35	27,787	3
12-31-17	12.78	0.45•	4.55	5.00	0.13	—	—	0.13	—	17.65	39.33	1.12	0.77	0.77	2.90	30,686	9
12-31-16	13.21	0.33•	0.00*	0.33	0.55	0.21	—	0.76	—	12.78	3.07	1.11	0.91	0.91	2.62	25,423	17
12-31-15	14.30	0.35•	(1.01)	(0.66)	0.43	—	—	0.43	—	13.21	(5.23)	1.12	0.94	0.94	2.40	30,748	7
12-31-14	14.17	0.36•	0.10	0.46	0.33	—	—	0.33	—	14.30	3.41	1.12	1.00	1.00	2.57	34,800	11
12-31-13	14.19	0.28•	0.24	0.52	0.54	—	—	0.54	—	14.17	3.84	1.11	1.01	1.01	2.06	40,783	9
Voya International Index Portfolio
Class ADV
06-30-18	10.51	0.17•	(0.47)	(0.30)	0.23	—	—	0.23	—	9.98	(2.92)	1.04	0.94	0.94	3.21	623,309	2
12-31-17	8.63	0.19•	1.88	2.07	0.19	—	—	0.19	—	10.51	24.19	1.03	0.94	0.94	2.00	692,747	4
12-31-16	8.83	0.20•	(0.18)	0.02	0.22	—	—	0.22	—	8.63	0.37	1.05	0.97	0.97	2.30	692,197	3
12-31-15	9.19	0.19•	(0.30)	(0.11)	0.25	—	—	0.25	—	8.83	(1.43)(a)	1.06	0.97	0.97	2.03	803,990	2
12-31-14	9.89	0.24•	(0.86)	(0.62)	0.08	—	—	0.08	—	9.19	(6.34)	1.04	0.97	0.97	2.47	917,139	6
12-31-13	8.35	0.17•	1.55	1.72	0.18	—	—	0.18	—	9.89	20.89	1.06	0.99	0.99	1.92	11,587	3
Class I
06-30-18	10.74	0.20•	(0.47)	(0.27)	0.29	—	—	0.29	—	10.18	(2.64)	0.54	0.45	0.45	3.79	348,500	2
12-31-17	8.81	0.26•	1.91	2.17	0.24	—	—	0.24	—	10.74	24.88	0.53	0.45	0.45	2.65	319,369	4
12-31-16	9.02	0.24•	(0.17)	0.07	0.28	—	—	0.28	—	8.81	0.83	0.55	0.48	0.48	2.72	557,788	3
12-31-15	9.37	0.24•	(0.29)	(0.05)	0.30	—	—	0.30	—	9.02	(0.88)(a)	0.56	0.48	0.48	2.51	473,681	2
12-31-14	10.04	0.32•	(0.91)	(0.59)	0.08	—	—	0.08	—	9.37	(5.94)	0.54	0.48	0.48	3.19	535,838	6
12-31-13	8.46	0.22•	1.57	1.79	0.21	—	—	0.21	—	10.04	21.45	0.56	0.50	0.50	2.41	540,135	3
Class P2
06-30-18	10.76	0.22•	(0.48)	(0.26)	0.29	—	—	0.29	—	10.21	(2.54)	0.54	0.15	0.15	4.14	716,638	2
05-03-17(5) - 12-31-17	9.79	0.16•	1.05	1.21	0.24	—	—	0.24	—	10.76	12.59	0.53	0.15	0.15	2.42	589,019	4
Class S
06-30-18	10.66	0.18•	(0.47)	(0.29)	0.26	—	—	0.26	—	10.11	(2.81)	0.79	0.70	0.70	3.45	73,798	2
12-31-17	8.75	0.22•	1.90	2.12	0.21	—	—	0.21	—	10.66	24.51	0.78	0.70	0.70	2.23	81,188	4
12-31-16	8.96	0.22•	(0.18)	0.04	0.25	—	—	0.25	—	8.75	0.55	0.80	0.73	0.73	2.55	73,054	3
12-31-15	9.30	0.21•	(0.28)	(0.07)	0.27	—	—	0.27	—	8.96	(1.07)(a)	0.81	0.73	0.73	2.25	86,837	2
12-31-14	9.97	0.32•	(0.93)	(0.61)	0.06	—	—	0.06	—	9.30	(6.18)	0.79	0.73	0.73	3.18	92,340	6
12-31-13	8.41	0.20•	1.55	1.75	0.19	—	—	0.19	—	9.97	21.09	0.81	0.75	0.75	2.24	122,813	3
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya International Index Portfolio (continued)
Class S2
06-30-18	10.65	0.18•	(0.48)	(0.30)	0.25	—	—	0.25	—	10.10	(2.92)	0.94	0.85	0.85	3.41	1,413	2
12-31-17	8.71	0.20•	1.91	2.11	0.17	—	—	0.17	—	10.65	24.44	0.93	0.85	0.85	2.03	1,292	4
12-31-16	8.94	0.21•	(0.19)	0.02	0.25	—	—	0.25	—	8.71	0.37	0.98	0.88	0.88	2.50	1,424	3
12-31-15	9.26	0.19•	(0.28)	(0.09)	0.23	—	—	0.23	—	8.94	(1.25)(a)	1.06	0.88	0.88	1.99	1,498	2
12-31-14	9.93	0.29•	(0.91)	(0.62)	0.05	—	—	0.05	—	9.26	(6.29)	1.04	0.88	0.88	2.93	2,152	6
12-31-13	8.40	0.19•	1.54	1.73	0.20	—	—	0.20	—	9.93	20.89	1.06	0.90	0.90	2.06	2,705	3
Voya Japan TOPIX Index® Portfolio
Class ADV
06-30-18	12.57	0.07•	(0.32)	(0.25)	0.23	0.96	—	1.19	—	11.13	(2.48)	1.28	0.93	0.93	1.07	9,586	—
12-31-17	10.43	0.11•	2.47	2.58	0.16	0.28	—	0.44	—	12.57	25.41	1.28	0.93	0.93	0.95	11,532	8
12-31-16	10.70	0.11•	0.16	0.27	0.09	0.45	—	0.54	—	10.43	2.92	1.28	0.93	0.93	1.04	10,944	1
12-31-15	9.87	0.07•	0.97	1.04	0.09	0.12	—	0.21	—	10.70	10.50	1.26	0.91	0.91	0.69	23,399	16
12-31-14	11.40	0.08•	(0.71)	(0.63)	0.11	0.79	—	0.90	—	9.87	(5.42)	1.25	0.90	0.90	0.80	10,613	6
12-31-13	9.35	0.10•	2.21	2.31	0.21	0.05	—	0.26	—	11.40	24.80	1.27	0.92	0.92	0.92	14,855	5
Class I
06-30-18	12.71	0.10•	(0.31)	(0.21)	0.30	0.96	—	1.26	—	11.24	(2.19)	0.78	0.43	0.43	1.57	248,224	—
12-31-17	10.57	0.17•	2.49	2.66	0.24	0.28	—	0.52	—	12.71	25.93	0.78	0.43	0.43	1.45	291,626	8
12-31-16	10.84	0.17•	0.16	0.33	0.15	0.45	—	0.60	—	10.57	3.58	0.78	0.43	0.43	1.63	281,621	1
12-31-15	9.98	0.14	0.96	1.10	0.12	0.12	—	0.24	—	10.84	11.01	0.76	0.41	0.41	1.25	363,002	16
12-31-14	11.52	0.14	(0.73)	(0.59)	0.16	0.79	—	0.95	—	9.98	(4.98)	0.75	0.40	0.40	1.38	351,513	6
12-31-13	9.42	0.15•	2.23	2.38	0.23	0.05	—	0.28	—	11.52	25.44	0.77	0.42	0.42	1.45	386,305	5
Voya Russell™ Large Cap Growth Index Portfolio
Class ADV
06-30-18	35.05	0.10•	2.44	2.54	0.23	1.24	—	1.47	—	36.12	7.29	1.03	0.93	0.93	0.53	5	8
12-31-17	27.04	0.20	8.04	8.24	0.23	—	—	0.23	—	35.05	30.60	1.03	0.93	0.93	0.64	4	14
12-31-16	25.76	0.24	1.32	1.56	0.28	—	—	0.28	—	27.04	6.13	1.03	0.93	0.93	0.92	3	19
07-13-15(5) - 12-31-15	25.51	0.10•	0.15	0.25	—	—	—	—	—	25.76	0.98	1.03	0.93	0.93	0.86	3	19
Class I
06-30-18	35.35	0.18•	2.47	2.65	0.39	1.24	—	1.63	—	36.37	7.55	0.53	0.43	0.43	1.01	366,600	8
12-31-17	27.24	0.36•	8.10	8.46	0.35	—	—	0.35	—	35.35	31.26	0.53	0.43	0.43	1.15	354,275	14
12-31-16	25.90	0.37	1.31	1.68	0.34	—	—	0.34	—	27.24	6.57	0.53	0.43	0.43	1.34	284,194	19
12-31-15	24.35	0.35	1.49	1.84	0.29	—	—	0.29	—	25.90	7.60	0.53	0.43	0.43	1.34	283,736	19
12-31-14	21.82	0.31	2.51	2.82	0.29	—	—	0.29	—	24.35	13.10	0.58	0.48	0.48	1.29	280,622	21
12-31-13	16.78	0.28•	5.04	5.32	0.28	—	—	0.28	—	21.82	32.00	0.59	0.49	0.49	1.46	269,977	10
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Large Cap Growth Index Portfolio (continued)
Class S
06-30-18	35.15	0.14•	2.45	2.59	0.30	1.24	—	1.54	—	36.20	7.43	0.78	0.68	0.68	0.76	361,802	8
12-31-17	27.10	0.28•	8.06	8.34	0.29	—	—	0.29	—	35.15	30.93	0.78	0.68	0.68	0.90	343,310	14
12-31-16	25.77	0.28	1.33	1.61	0.28	—	—	0.28	—	27.10	6.31	0.78	0.68	0.68	1.09	281,265	19
12-31-15	24.23	0.28	1.50	1.78	0.24	—	—	0.24	—	25.77	7.37	0.78	0.68	0.68	1.09	275,410	19
12-31-14	21.73	0.24•	2.50	2.74	0.24	—	—	0.24	—	24.23	12.76	0.83	0.73	0.73	1.05	261,517	21
12-31-13	16.71	0.23•	5.02	5.25	0.23	—	—	0.23	—	21.73	31.68	0.84	0.74	0.74	1.21	207,941	10
Voya Russell™ Large Cap Index Portfolio
Class ADV
06-30-18	20.60	0.11•	0.42	0.53	0.26	—	—	0.26	—	20.87	2.57	0.88	0.86	0.86	1.09	49,608	2
12-31-17	17.10	0.22•	3.51	3.73	0.23	—	—	0.23	—	20.60	21.96	0.88	0.87	0.87	1.17	43,874	6
12-31-16	15.71	0.22	1.40	1.62	0.23	—	—	0.23	—	17.10	10.45	0.88	0.87	0.87	1.37	34,466	5
12-31-15	15.66	0.20•	0.04	0.24	0.19	—	—	0.19	—	15.71	1.52	0.88	0.87	0.87	1.27	32,065	6
12-31-14	14.12	0.18	1.54	1.72	0.18	—	—	0.18	—	15.66	12.33	0.88	0.87	0.87	1.22	35,656	5
12-31-13	10.90	0.16•	3.23	3.39	0.17	—	—	0.17	—	14.12	31.39	0.88	0.87	0.87	1.30	32,824	6
Class I
06-30-18	20.99	0.17•	0.43	0.60	0.35	—	—	0.35	—	21.24	2.84	0.38	0.36	0.36	1.59	279,168	2
12-31-17	17.41	0.32	3.57	3.89	0.31	—	—	0.31	—	20.99	22.57	0.38	0.37	0.37	1.68	272,429	6
12-31-16	16.00	0.31•	1.41	1.72	0.31	—	—	0.31	—	17.41	10.95	0.38	0.37	0.37	1.87	220,228	5
12-31-15	15.93	0.29	0.04	0.33	0.26	—	—	0.26	—	16.00	2.09	0.38	0.37	0.37	1.78	186,401	6
12-31-14	14.34	0.26	1.57	1.83	0.24	—	—	0.24	—	15.93	12.91	0.38	0.37	0.37	1.72	188,647	5
12-31-13	11.04	0.23•	3.27	3.50	0.20	—	—	0.20	—	14.34	32.05	0.38	0.37	0.37	1.80	168,428	6
Class S
06-30-18	20.84	0.14•	0.42	0.56	0.29	—	—	0.29	—	21.11	2.69	0.63	0.61	0.61	1.34	565,063	2
12-31-17	17.29	0.27•	3.55	3.82	0.27	—	—	0.27	—	20.84	22.27	0.63	0.62	0.62	1.43	589,672	6
12-31-16	15.88	0.28	1.40	1.68	0.27	—	—	0.27	—	17.29	10.74	0.63	0.62	0.62	1.63	578,600	5
12-31-15	15.82	0.24•	0.05	0.29	0.23	—	—	0.23	—	15.88	1.79	0.63	0.62	0.62	1.53	566,225	6
12-31-14	14.25	0.22	1.55	1.77	0.20	—	—	0.20	—	15.82	12.59	0.63	0.62	0.62	1.47	620,477	5
12-31-13	10.98	0.19•	3.25	3.44	0.17	—	—	0.17	—	14.25	31.67	0.63	0.62	0.62	1.54	568,259	6
Class S2
06-30-18	21.38	0.13•	0.44	0.57	0.23	—	—	0.23	—	21.72	2.66	0.78	0.76	0.76	1.20	915	2
12-31-17	17.74	0.25•	3.64	3.89	0.25	—	—	0.25	—	21.38	22.08	0.78	0.77	0.77	1.27	1,264	6
12-31-16	16.05	0.25•	1.44	1.69	—	—	—	—	—	17.74	10.53	0.81	0.77	0.77	1.48	1,230	5
12-31-15	15.99	0.22•	0.04	0.26	0.20	—	—	0.20	—	16.05	1.64	0.88	0.77	0.77	1.37	1,290	6
12-31-14	14.41	0.20•	1.58	1.78	0.20	—	—	0.20	—	15.99	12.48	0.88	0.77	0.77	1.33	4,700	5
12-31-13	11.13	0.18•	3.29	3.47	0.19	—	—	0.19	—	14.41	31.51	0.88	0.77	0.77	1.42	3,355	6
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Large Cap Value Index Portfolio
Class ADV
06-30-18	23.13	0.19•	(0.83)	(0.64)	0.44	0.77	—	1.21	—	21.28	(2.89)	1.01	0.91	0.91	1.66	4	11
12-31-17	20.81	0.35•	2.33	2.68	0.36	—	—	0.36	—	23.13	13.05	0.99	0.89	0.89	1.62	4	13
12-31-16	18.64	0.36•	2.37	2.73	0.27	0.29	—	0.56	—	20.81	15.10	0.99	0.89	0.89	1.91	3	16
07-13-15(5) - 12-31-15	19.40	0.16•	(0.92)	(0.76)	—	—	—	—	—	18.64	(3.92)	1.02	0.92	0.92	1.84	3	23
Class I
06-30-18	23.34	0.25•	(0.83)	(0.58)	0.53	0.77	—	1.30	—	21.46	(2.58)	0.51	0.41	0.41	2.17	96,560	11
12-31-17	21.01	0.47	2.31	2.78	0.45	—	—	0.45	—	23.34	13.46	0.49	0.39	0.39	2.12	105,552	13
12-31-16	18.77	0.49	2.36	2.85	0.32	0.29	—	0.61	—	21.01	15.64	0.49	0.39	0.39	2.38	97,341	16
12-31-15	20.03	0.41•	(1.08)	(0.67)	0.33	0.26	—	0.59	—	18.77	(3.50)	0.52	0.42	0.42	2.18	93,398	23
12-31-14	18.37	0.36•	1.87	2.23	0.29	0.28	—	0.57	—	20.03	12.42	0.58	0.48	0.48	1.89	51,205	12
12-31-13	14.30	0.31•	4.14	4.45	0.27	0.11	—	0.38	—	18.37	31.58	0.59	0.49	0.49	1.91	49,681	17
Class S
06-30-18	23.17	0.22•	(0.82)	(0.60)	0.47	0.77	—	1.24	—	21.33	(2.70)	0.76	0.66	0.66	1.92	289,436	11
12-31-17	20.86	0.41•	2.30	2.71	0.40	—	—	0.40	—	23.17	13.19	0.74	0.64	0.64	1.88	320,793	13
12-31-16	18.66	0.42	2.35	2.77	0.28	0.29	—	0.57	—	20.86	15.30	0.74	0.64	0.64	2.12	338,968	16
12-31-15	19.93	0.37•	(1.10)	(0.73)	0.28	0.26	—	0.54	—	18.66	(3.77)	0.77	0.67	0.67	1.94	314,071	23
12-31-14	18.28	0.31•	1.88	2.19	0.26	0.28	—	0.54	—	19.93	12.22	0.83	0.73	0.73	1.64	156,482	12
12-31-13	14.24	0.27•	4.12	4.39	0.24	0.11	—	0.35	—	18.28	31.28	0.84	0.74	0.74	1.66	112,469	17
Voya Russell™ Mid Cap Growth Index Portfolio
Class I
06-30-18	35.21	0.13•	1.70	1.83	0.23	3.86	—	4.09	—	32.95	5.21	0.54	0.40	0.40	0.72	16,904	30
12-31-17	28.51	0.21•	6.78	6.99	0.29	—	—	0.29	—	35.21	24.67	0.55	0.43	0.43	0.67	17,724	26
12-31-16	26.89	0.23•	1.66	1.89	0.27	—	—	0.27	—	28.51	7.11	0.56	0.43	0.43	0.86	9,834	27
12-31-15	27.28	0.20•	(0.35)	(0.15)	0.24	—	—	0.24	—	26.89	(0.59)	0.55	0.45	0.45	0.72	67,930	31
12-31-14	24.60	0.22•	2.57	2.79	0.11	—	—	0.11	—	27.28	11.41	0.58	0.48	0.48	0.85	111,456	35
12-31-13	18.37	0.14•	6.29	6.43	0.20	—	—	0.20	—	24.60	35.24	0.59	0.49	0.49	0.65	5,456	24
Class S
06-30-18	35.11	0.08•	1.70	1.78	0.14	3.86	—	4.00	—	32.89	5.08	0.79	0.65	0.65	0.47	289,978	30
12-31-17	28.43	0.13•	6.76	6.89	0.21	—	—	0.21	—	35.11	24.36	0.80	0.68	0.68	0.42	284,959	26
12-31-16	26.81	0.18	1.63	1.81	0.19	—	—	0.19	—	28.43	6.81	0.81	0.68	0.68	0.61	284,539	27
12-31-15	27.19	0.13	(0.33)	(0.20)	0.18	—	—	0.18	—	26.81	(0.79)	0.80	0.70	0.70	0.47	295,781	31
12-31-14	24.53	0.14•	2.58	2.72	0.06	—	—	0.06	—	27.19	11.09	0.83	0.73	0.73	0.53	313,923	35
12-31-13	18.32	0.08•	6.28	6.36	0.15	—	—	0.15	—	24.53	34.90	0.84	0.74	0.74	0.39	328,358	24
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Mid Cap Growth Index Portfolio (continued)
Class S2
06-30-18	35.05	0.06•	1.69	1.75	0.10	3.86	—	3.96	—	32.84	4.98	0.94	0.80	0.80	0.32	1,714	30
12-31-17	28.39	0.08•	6.76	6.84	0.18	—	—	0.18	—	35.05	24.19	0.95	0.83	0.83	0.27	1,726	26
12-31-16	26.74	0.12	1.65	1.77	0.12	—	—	0.12	—	28.39	6.65	0.99	0.83	0.83	0.46	1,475	27
12-31-15	27.12	0.08•	(0.33)	(0.25)	0.13	—	—	0.13	—	26.74	(0.96)	1.05	0.85	0.85	0.30	1,366	31
12-31-14	24.46	0.11	2.57	2.68	0.02	—	—	0.02	—	27.12	10.98	1.08	0.88	0.88	0.39	2,211	35
12-31-13	18.28	0.05•	6.27	6.32	0.14	—	—	0.14	—	24.46	34.72	1.09	0.89	0.89	0.24	2,109	24
Voya Russell™ Mid Cap Index Portfolio
Class ADV
06-30-18	15.79	0.06•	0.23	0.29	0.15	1.80	—	1.95	—	14.13	1.88(b)	0.95	0.91	0.91	0.73(c)	178,126	7
12-31-17	14.63	0.12	2.29	2.41	0.17	1.08	—	1.25	—	15.79	17.39	0.94	0.93	0.93	0.81	181,784	9
12-31-16	14.97	0.12•	1.59	1.71	0.14	1.91	—	2.05	—	14.63	12.86	0.94	0.93	0.93	0.87	158,645	20
12-31-15	16.92	0.11•	(0.57)	(0.46)	0.15	1.34	—	1.49	—	14.97	(3.33)	0.93	0.93	0.93	0.71	139,302	11
12-31-14	15.70	0.11•	1.75	1.86	0.12	0.52	—	0.64	—	16.92	12.22	0.93	0.93	0.93	0.70	129,172	9
12-31-13	12.25	0.10•	3.90	4.00	0.13	0.42	—	0.55	—	15.70	33.51	0.93	0.93	0.93	0.69	94,802	14
Class I
06-30-18	16.28	0.09•	0.26	0.35	0.23	1.80	—	2.03	—	14.60	2.17(b)	0.45	0.41	0.41	1.19(c)	874,736	7
12-31-17	15.04	0.20•	2.36	2.56	0.24	1.08	—	1.32	—	16.28	17.97	0.44	0.43	0.43	1.28	1,191,269	9
12-31-16	15.34	0.22	1.60	1.82	0.21	1.91	—	2.12	—	15.04	13.40	0.44	0.43	0.43	1.38	1,432,810	20
12-31-15	17.28	0.19•	(0.57)	(0.38)	0.22	1.34	—	1.56	—	15.34	(2.82)	0.43	0.43	0.43	1.18	1,434,791	11
12-31-14	16.01	0.19•	1.78	1.97	0.18	0.52	—	0.70	—	17.28	12.70	0.43	0.43	0.43	1.17	1,794,154	9
12-31-13	12.45	0.16	3.99	4.15	0.17	0.42	—	0.59	—	16.01	34.20	0.43	0.43	0.43	1.17	1,951,563	14
Class P2
06-30-18	16.31	0.12•	0.25	0.37	0.23	1.80	—	2.03	—	14.65	2.30(b)	0.45	0.16	0.16	1.45(c)	181,606	7
05-03-17(5) - 12-31-17	15.87	0.17•	1.59	1.76	0.24	1.08	—	1.32	—	16.31	12.01	0.44	0.15	0.15	1.68	228,215	9
Class S
06-30-18	16.09	0.08•	0.24	0.32	0.18	1.80	—	1.98	—	14.43	2.03(b)	0.70	0.66	0.66	0.98(c)	302,365	7
12-31-17	14.88	0.16•	2.33	2.49	0.20	1.08	—	1.28	—	16.09	17.67	0.69	0.68	0.68	1.05	321,478	9
12-31-16	15.19	0.16•	1.61	1.77	0.17	1.91	—	2.08	—	14.88	13.12	0.69	0.68	0.68	1.12	364,384	20
12-31-15	17.13	0.15	(0.57)	(0.42)	0.18	1.34	—	1.52	—	15.19	(3.06)	0.68	0.68	0.68	0.93	323,348	11
12-31-14	15.88	0.14	1.77	1.91	0.14	0.52	—	0.66	—	17.13	12.44	0.68	0.68	0.68	0.93	365,134	9
12-31-13	12.36	0.13•	3.95	4.08	0.14	0.42	—	0.56	—	15.88	33.88	0.68	0.68	0.68	0.93	309,018	14
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Mid Cap Index Portfolio (continued)
Class S2
06-30-18	15.89	0.06•	0.24	0.30	0.16	1.80	—	1.96	—	14.23	1.93(b)	0.85	0.81	0.81	0.83(c)	16,018	7
12-31-17	14.71	0.15	2.28	2.43	0.17	1.08	—	1.25	—	15.89	17.47	0.84	0.83	0.83	0.91	16,303	9
12-31-16	15.03	0.14•	1.59	1.73	0.14	1.91	—	2.05	—	14.71	12.99	0.87	0.83	0.83	0.96	16,466	20
12-31-15	16.97	0.13	(0.57)	(0.44)	0.16	1.34	—	1.50	—	15.03	(3.23)	0.93	0.83	0.83	0.80	18,493	11
12-31-14	15.74	0.14	1.74	1.88	0.13	0.52	—	0.65	—	16.97	12.30	0.93	0.83	0.83	0.78	18,708	9
12-31-13	12.27	0.12•	3.92	4.04	0.15	0.42	—	0.57	—	15.74	33.74	0.93	0.83	0.83	0.81	17,880	14
Voya Russell™ Small Cap Index Portfolio
Class ADV
06-30-18	15.15	0.04•	1.05	1.09	0.10	0.91	—	1.01	—	15.23	7.35(d)	0.97	0.96	0.96	0.47(e)	116,769	10
12-31-17	14.48	0.08•	1.78	1.86	0.11	1.08	—	1.19	—	15.15	13.65	0.96	0.95	0.95	0.53	110,992	18
12-31-16	13.88	0.09•	2.34	2.43	0.13	1.70	—	1.83	—	14.48	20.56	0.96	0.95	0.95	0.68	98,458	11
12-31-15	16.12	0.09•	(0.79)	(0.70)	0.11	1.43	—	1.54	—	13.88	(5.03)	0.97	0.95	0.95	0.62	80,199	13
12-31-14	16.59	0.09•	0.55	0.64	0.11	1.00	—	1.11	—	16.12	4.38	0.96	0.95	0.95	0.56	74,405	12
12-31-13	12.64	0.09•	4.54	4.63	0.16	0.52	—	0.68	—	16.59	38.04	0.96	0.95	0.95	0.59	63,291	13
Class I
06-30-18	15.66	0.08•	1.08	1.16	0.17	0.91	—	1.08	—	15.74	7.59(d)	0.47	0.46	0.46	0.96(e)	453,437	10
12-31-17	14.91	0.15•	1.85	2.00	0.17	1.08	—	1.25	—	15.66	14.27	0.46	0.45	0.45	1.03	463,391	18
12-31-16	14.25	0.17	2.39	2.56	0.20	1.70	—	1.90	—	14.91	21.11	0.46	0.45	0.45	1.17	412,050	11
12-31-15	16.50	0.17•	(0.81)	(0.64)	0.18	1.43	—	1.61	—	14.25	(4.55)	0.47	0.45	0.45	1.09	392,955	13
12-31-14	16.93	0.19	0.55	0.74	0.17	1.00	—	1.17	—	16.50	4.93	0.46	0.45	0.45	1.04	590,477	12
12-31-13	12.86	0.16•	4.63	4.79	0.20	0.52	—	0.72	—	16.93	38.75	0.46	0.45	0.45	1.07	655,515	13
Class P2
06-30-18	15.70	0.10•	1.09	1.19	0.17	0.91	—	1.08	—	15.81	7.77(d)	0.47	0.16	0.16	1.22(e)	79,362	10
05-03-17(5) - 12-31-17	15.34	0.14•	1.47	1.61	0.17	1.08	—	1.25	—	15.70	11.34	0.46	0.15	0.15	1.38	125,069	18
Class S
06-30-18	15.51	0.06•	1.07	1.13	0.13	0.91	—	1.04	—	15.60	7.44(d)	0.72	0.71	0.71	0.72(e)	245,169	10
12-31-17	14.78	0.11•	1.83	1.94	0.13	1.08	—	1.21	—	15.51	13.97	0.71	0.70	0.70	0.76	242,692	18
12-31-16	14.13	0.13	2.38	2.51	0.16	1.70	—	1.86	—	14.78	20.81	0.71	0.70	0.70	0.92	277,690	11
12-31-15	16.37	0.13	(0.80)	(0.67)	0.14	1.43	—	1.57	—	14.13	(4.78)	0.72	0.70	0.70	0.85	259,171	13
12-31-14	16.81	0.13•	0.57	0.70	0.14	1.00	—	1.14	—	16.37	4.66	0.71	0.70	0.70	0.79	283,518	12
12-31-13	12.78	0.12•	4.60	4.72	0.17	0.52	—	0.69	—	16.81	38.38	0.71	0.70	0.70	0.84	332,999	13
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Small Cap Index Portfolio (continued)
Class S2
06-30-18	15.24	0.04•	1.06	1.10	0.10	0.91	—	1.01	—	15.33	7.38(d)	0.87	0.86	0.86	0.57(e)	8,467	10
12-31-17	14.55	0.09•	1.79	1.88	0.11	1.08	—	1.19	—	15.24	13.76	0.86	0.85	0.85	0.61	8,365	18
12-31-16	13.93	0.11	2.35	2.46	0.14	1.70	—	1.84	—	14.55	20.70	0.89	0.85	0.85	0.77	9,170	11
12-31-15	16.16	0.10	(0.79)	(0.69)	0.11	1.43	—	1.54	—	13.93	(4.94)	0.97	0.85	0.85	0.71	8,946	13
12-31-14	16.59	0.10•	0.57	0.67	0.10	1.00	—	1.10	—	16.16	4.55	0.96	0.85	0.85	0.63	9,627	12
12-31-13	12.64	0.10•	4.54	4.64	0.17	0.52	—	0.69	—	16.59	38.16	0.96	0.85	0.85	0.71	13,451	13
Voya U.S. Bond Index Portfolio
Class ADV
06-30-18	10.55	0.09•	(0.32)	(0.23)	0.09	—	—	0.09	—	10.23	(2.14)	0.91	0.90	0.90	1.83	29,448	125
12-31-17	10.49	0.18	0.10	0.28	0.19	0.03	—	0.22	—	10.55	2.68	0.91	0.90	0.90	1.67	31,475	155
12-31-16	10.48	0.17	0.03	0.20	0.17	0.02	—	0.19	—	10.49	1.87	0.91	0.90	0.90	1.57	32,600	203
12-31-15	10.73	0.15	(0.19)	(0.04)	0.19	0.02	—	0.21	—	10.48	(0.34)	0.91	0.90	0.90	1.49	25,747	213
12-31-14	10.35	0.14	0.40	0.54	0.16	—	—	0.16	—	10.73	5.22	0.91	0.91	0.91	1.31	18,505	209
12-31-13	10.94	0.11	(0.43)	(0.32)	0.16	0.11	—	0.27	—	10.35	(3.02)	0.90	0.90	0.90	1.07	12,857	197
Class I
06-30-18	10.59	0.12•	(0.32)	(0.20)	0.12	—	—	0.12	—	10.27	(1.88)	0.41	0.40	0.40	2.33	2,351,235	125
12-31-17	10.53	0.24	0.10	0.34	0.25	0.03	—	0.28	—	10.59	3.19	0.41	0.40	0.40	2.17	2,424,885	155
12-31-16	10.52	0.23	0.02	0.25	0.22	0.02	—	0.24	—	10.53	2.33	0.41	0.40	0.40	2.07	3,069,317	203
12-31-15	10.76	0.22	(0.20)	0.02	0.24	0.02	—	0.26	—	10.52	0.23	0.41	0.40	0.40	1.98	3,390,992	213
12-31-14	10.38	0.19	0.40	0.59	0.21	—	—	0.21	—	10.76	5.71	0.41	0.41	0.41	1.80	3,613,513	209
12-31-13	10.97	0.17	(0.44)	(0.27)	0.21	0.11	—	0.32	—	10.38	(2.54)	0.40	0.40	0.40	1.57	3,794,207	197
Class P2
06-30-18	10.59	0.13•	(0.31)	(0.18)	0.13	—	—	0.13	—	10.28	(1.66)	0.41	0.15	0.15	2.58	765,413	125
05-03-17(5) - 12-31-17	10.60	0.17•	0.03	0.20	0.18	0.03	—	0.21	—	10.59	1.89	0.41	0.15	0.15	2.34	731,605	155
Class S
06-30-18	10.56	0.11•	(0.32)	(0.21)	0.11	—	—	0.11	—	10.24	(2.01)	0.66	0.65	0.65	2.08	178,185	125
12-31-17	10.50	0.21	0.10	0.31	0.22	0.03	—	0.25	—	10.56	2.94	0.66	0.65	0.65	1.92	190,071	155
12-31-16	10.49	0.20	0.03	0.23	0.20	0.02	—	0.22	—	10.50	2.10	0.66	0.65	0.65	1.82	237,455	203
12-31-15	10.73	0.18	(0.18)	0.00*	0.22	0.02	—	0.24	—	10.49	(0.01)	0.66	0.65	0.65	1.74	248,290	213
12-31-14	10.35	0.16	0.40	0.56	0.18	—	—	0.18	—	10.73	5.47	0.66	0.66	0.66	1.56	240,485	209
12-31-13	10.94	0.14	(0.44)	(0.30)	0.18	0.11	—	0.29	—	10.35	(2.80)	0.65	0.65	0.65	1.33	201,854	197
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya U.S. Bond Index Portfolio (continued)
Class S2
06-30-18	10.56	0.10•	(0.31)	(0.21)	0.10	—	—	0.10	—	10.25	(1.99)	0.81	0.80	0.80	1.93	2,589	125
12-31-17	10.50	0.19	0.10	0.29	0.20	0.03	—	0.23	—	10.56	2.78	0.81	0.80	0.80	1.77	2,449	155
12-31-16	10.49	0.18	0.03	0.21	0.18	0.02	—	0.20	—	10.50	1.97	0.84	0.80	0.80	1.67	2,959	203
12-31-15	10.74	0.17	(0.20)	(0.03)	0.20	0.02	—	0.22	—	10.49	(0.26)	0.91	0.80	0.80	1.58	2,419	213
12-31-14	10.36	0.15	0.40	0.55	0.17	—	—	0.17	—	10.74	5.31	0.91	0.81	0.81	1.41	2,639	209
12-31-13	10.95	0.14	(0.45)	(0.31)	0.17	0.11	—	0.28	—	10.36	(2.91)	0.90	0.80	0.80	1.18	1,938	197

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by an Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

(a)
Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended December 31, 2015, Voya International Index Portfolio’s total return would have been (1.48)%, (0.93)%, (1.17)% and (1.36)% for Classes ADV, I, S and S2, respectively.

(b)
Excluding amounts related to a securities lending settlement recorded in the period ended June 30, 2018, Voya Russell™ Mid Cap Index Portfolio’s total returns would have been 1.86%, 2.15%, 2.28%, 2.01% and 1.91% for Class ADV, I, P2, S and S2, respectively.

(c)
Excluding amounts related to a securities lending settlement recorded in the period ended June 30, 2018, Voya Russell™ Mid Cap Index Portfolio’s Net Investment Income Ratios would have been 0.71%, 1.16%, 1.42%, 0.96% and 0.81% for Class ADV, I, P2, S and S2, respectively.

(d)
Excluding amounts related to a securities lending settlement recorded in the period ended June 30, 2018, Voya Russell™ Small Cap Index Portfolio’s total returns would have been 7.31%, 7.55%, 7.73%, 7.40% and 7.34% for Class ADV, I, P2, S and S2, respectively.

(e)
Excluding amounts related to a securities lending settlement recorded in the period ended June 30, 2018, Voya Russell™ Small Cap Index Portfolio’s Net Investment Income Ratios would have been 0.39%, 0.88%, 1.14%, 0.63% and 0.49% for Class ADV, I, P2, S and S2, respectively.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are nineteen active separate investment series that comprise the Company. The fourteen series (each, a “Portfolio” and collectively, the “Portfolios”) that are in this report are: Voya Australia Index Portfolio (“Australia Index”), Voya Emerging Markets Index Portfolio (“Emerging Markets Index”), Voya Euro STOXX 50® Index Portfolio (“Euro STOXX 50® Index”), Voya FTSE 100 Index® Portfolio (“FTSE 100 Index®”), Voya Hang Seng Index Portfolio (“Hang Seng Index”), Voya International Index Portfolio (“International Index”), Voya Japan TOPIX Index® Portfolio (“Japan TOPIX Index®”), Voya Russell™ Large Cap Growth Index Portfolio (“Russell™ Large Cap Growth Index”), Voya Russell™ Large Cap Index Portfolio (“Russell™ Large Cap Index”), Voya Russell™ Large Cap Value Index Portfolio (“Russell™ Large Cap Value Index”), Voya Russell™ Mid Cap Growth Index Portfolio (“Russell™ Mid Cap Growth Index”), Voya Russell™ Mid Cap Index Portfolio (“Russell™ Mid Cap Index”), Voya Russell™ Small Cap Index Portfolio (“Russell™ Small Cap Index”), and Voya U.S. Bond Index Portfolio (“U.S. Bond Index”). All of the Portfolios are diversified, except Australia Index and Hang Seng Index, which are non-diversified Portfolios of the Company. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class P2, Class S, and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or,

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities as classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios (except U.S. Bond Index) declare and pay dividends annually. U.S. Bond Index declares dividends daily and pays dividends, if any, monthly. The Portfolios distribute capital gains distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of June 30, 2018, the maximum amount of loss that Euro STOXX 50® Index, FTSE 100 Index®, and Hang Seng Index would incur if the counterparties to its derivative transactions failed to perform would be $55,191, $224, and $341, respectively, which represents the gross payments to

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

be received by the Portfolios on open forward foreign currency contracts were they to be unwound as of June 30, 2018. There was no collateral posted to any Portfolio as of June 30, 2018.
Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.
As of June 30, 2018, Austrailia Index, Emerging Markets Index, Euro STOXX 50® Index, FTSE 100 Index®, Hang Seng Index and Japan TOPIX Index® had a liability position of  $10,747, $1, $15,644, $9,256, $157, and $5,858, respectively, on open forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2018, the Portfolios could have been required to pay this amount in cash to its counterparties. As of June 30, 2018, there was no collateral posted by any Portfolio for open OTC derivative instruments.
H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.
For the six months ended June 30, 2018, certain Portfolios have entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios use forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.
During the period ended June 30, 2018, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:
	Purchased	Sold
Australia Index	$887,041	$368,005
Emerging Markets Index	266,253	4,253
Euro STOXX 50® Index	7,699,737	3,210,172
FTSE 100 Index®	2,115,831	407,750
Hang Seng Index	639,415	415,561
Japan TOPIX Index®	3,121,741	1,566,535
Please refer to the tables following each respective Portfolio of Investments for open forward foreign currency contracts as of June 30, 2018.
I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolios assets are valued.
Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2018, with the exception of U.S. Bond Index, the below Portfolios had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. U.S. Bond Index sold futures contracts as part of its duration stategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended June 30, 2018, the Portfolios had average notional values on futures contracts purchased and sold as disclosed below.
	Purchased	Sold
Australia Index	$2,045,780	$—
Emerging Markets Index	17,199,340	—
Euro STOXX 50® Index	8,812,123	—
FTSE 100 Index®	4,897,509	—
Hang Seng Index	1,248,532	—
International Index	49,269,342	—
Japan TOPIX Index®	6,354,834	—
Russell™ Large Cap Growth Index	9,730,690	—
Russell™ Large Cap Index	7,078,920	—
Russell™ Large Cap Value Index	3,391,340	—
Russell™ Mid Cap Growth Index	3,637,773	—
Russell™ Mid Cap Index	15,618,980	—
Russell™ Small Cap Index	14,644,807	—
U.S. Bond Index	—	1,490,703
Please refer to the tables following each respective Portfolio of Investments for open futures contracts as of June 30, 2018.
J. Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed following the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
During the period ended June 30, 2018, U.S. Bond Index sold credit protection on credit default swap indices (“CDX”) with a notional amount of  $20,000,000 to gain additional exposure to the various sectors of the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. There were no open credit default swaps to sell protection at June 30, 2018.
K. Securities Lending. Each Portfolio may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
M. Delayed-Delivery or When-Issued Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.
To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).
At December 31, 2017, U.S. Bond Index had received $955,000 in cash collateral from certain counterparties for open delayed-delivery or when-issued securities.
N. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the six months ended June 30, 2018, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities and U.S. government securities, were as follows:
	Purchases	Sales
Australia Index	$15,435,361	$6,390,897
Emerging Markets Index	204,237,586	42,610,852
Euro STOXX 50® Index	55,754,398	12,641,719
FTSE 100 Index®	11,619,093	35,548,922
Hang Seng Index	2,042,939	25,173,975
International Index	144,369,957	25,132,588
Japan TOPIX Index®	817,614	44,275,652
Russell™ Large Cap Growth Index	58,315,044	89,378,884
Russell™ Large Cap Index	17,627,011	54,902,753
Russell™ Large Cap Value Index	44,402,909	70,713,818
Russell™ Mid Cap Growth Index	92,210,844	101,705,665
Russell™ Mid Cap Index	129,815,918	528,112,364
Russell™ Small Cap Index	90,034,603	214,234,597
U.S. Bond Index	134,465,571	122,620,491
U.S. government securities not included above were as follows:
	Purchases	Sales
U.S. Bond Index	$4,269,659,805	$4,230,913,418
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Australia Index(1)	0.70%
Emerging Markets Index(2)	0.65%
Euro STOXX 50® Index(1)	0.70%
FTSE 100 Index®(1)	0.70%
Hang Seng Index(3)	0.70% on the first $250 million; 0.60% on the next $250 million; and 0.55% thereafter
International Index	0.48% on the first $500 million; 0.46% on the next $500 million; 0.44% on the next $500 million; and 0.42% thereafter
Japan TOPIX Index®(1)	0.70%
Russell™ Large Cap Growth Index(4)	0.50% on the first $500 million; 0.48% on the next $500 million; and 0.46% thereafter
Russell™ Large Cap Index	0.35% on the first $1 billion; 0.33% on the next $1 billion; and 0.31% thereafter
Russell™ Large Cap Value Index(4)	0.50% on the first $250 million; 0.40% on the next $250 million; and 0.35% thereafter
Russell™ Mid Cap Growth Index(4)	0.50% on the first $500 million; 0.48% on the next $500 million; and 0.46% thereafter
Russell™ Mid Cap Index	0.41% on the first $2 billion; 0.34% on the next $2 billion; and 0.28% thereafter
Russell™ Small Cap Index	0.43% on the first $1 billion; 0.41% on the next $1 billion; and 0.39% thereafter
U.S. Bond Index	0.42% on the first $500 million; 0.40% on the next $500 million; 0.38% on the next $1 billion; 0.36% on the next $2 billion; 0.34% on the next $2 billion; and 0.32% thereafter

(1)
Pursuant to a side letter agreement, Voya Investments has agreed to waive 0.35% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(2)
Pursuant to a side letter agreement, Voya Investments has agreed to waive 0.27% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(3)
Pursuant to a side letter agreement, Voya Investments has agreed to waive 0.35% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

(4)
Pursuant to a side letter agreement, Voya Investments has agreed to waive 0.10% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV and Class S2 shares of the respective Portfolios are subject to a shareholder service and distribution plan (the “Plans”). Under the Plans, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.01% of the distribution fee for Class ADV shares of International Index. Termination or modification of this obligation requires approval by the Board.
Class S shares of the Portfolios have a shareholder services and distribution plan (the “Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or distribution of each Portfolio’s Class S shares. Pursuant to the Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2018, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:
Subsidiary/Affiliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	Russell™ Large Cap Growth Index	27.06%
	Russell™ Large Cap Value Index	7.88
Security Life of Denver Insurance Company	Russell™ Large Cap Growth Index	7.95
Voya Index Solution 2025 Portfolio	International Index	6.91
	U.S. Bond Index	7.29
Voya Index Solution 2035 Portfolio	Emerging Markets Index	7.22
	International Index	9.44
Voya Index Solution 2045 Portfolio	Emerging Markets Index	6.10
	International Index	7.31
Voya Index Solution Income Portfolio	U.S. Bond Index	5.81
Voya Institutional Trust Company	Russell™ Large Cap Growth Index	12.46
	Russell™ Large Cap Index	15.52
	Russell™ Large Cap Value Index	12.72
	Russell™ Mid Cap Index	14.46
	Russell™ Small Cap Index	13.88
Voya Insurance and Annuity Company	Hang Seng Index	52.79
	International Index	35.40
	Russell™ Large Cap Growth Index	35.07
	Russell™ Large Cap Index	46.71
	Russell™ Large Cap Value Index	57.94
	Russell™ Mid Cap Growth Index	84.38
	Russell™ Mid Cap Index	12.49
	Russell™ Small Cap Index	20.59
	U.S. Bond Index	5.01
Voya Retirement Conservative Portfolio	U.S. Bond Index	7.48
Voya Retirement Growth Portfolio	Australia Index	53.12
	Emerging Markets Index	27.72
	Euro STOXX 50® Index	52.31
	FTSE 100 Index®	52.07
	Hang Seng Index	28.46
	Japan TOPIX Index®	52.66
	Russell™ Mid Cap Index	18.38
	Russell™ Small Cap Index	15.75
	U.S. Bond Index	21.57
Voya Retirement Insurance and Annuity Company	International Index	6.14
	Russell™ Large Cap Growth Index	16.23
	Russell™ Large Cap Index	33.51
	Russell™ Large Cap Value Index	15.24
	Russell™ Mid Cap Growth Index	8.80
	Russell™ Mid Cap Index	27.56
	Russell™ Small Cap Index	26.88

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Retirement Moderate Growth Portfolio	Australia Index	32.10
	Emerging Markets Index	16.74
	Euro STOXX 50® Index	27.40
	FTSE 100 Index®	29.96
	Hang Seng Index	9.83
	Japan TOPIX Index®	28.70
	Russell™ Mid Cap Index	8.89
	Russell™ Small Cap Index	8.70
	U.S. Bond Index	20.85
Voya Retirement Moderate Portfolio	Australia Index	12.76
	Emerging Markets Index	6.66
	Euro STOXX 50® Index	12.48
	FTSE 100 Index®	13.34
	Hang Seng Index	5.47
	Japan TOPIX Index®	12.78
	U.S. Bond Index	14.59
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Porfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES
At June 30, 2018, the below Portfolios had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceed 5% of total liabilities:
Portfolio	Accrued Expenses	Amount
Hang Seng Index	Custody	$31,853
	License	10,979
NOTE 8 — LICENSING FEES
Hang Seng Data Services Limited receives an annual licensing fee for the Hang Seng Index. MSCI Inc. receives an annual licensing fee for Emerging Markets Index and International Index. Standard & Poor’s Financial Services LLC, STOXX Limited, Zurich, Switzerland and/or Dow Jones & Company, Inc., FTSE International Limited, and Tokyo Stock Exchange, Inc. receive an annual licensing fee for Australia Index, Euro STOXX 50® Index, FTSE 100 Index® and Japan TOPIX Index®, respectively.
NOTE 9 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each of the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class P2	Class S	Class S2
Emerging Markets Index	N/A	N/A	0.15%	N/A	N/A
Hang Seng Index	1.25%	0.75%	N/A	1.00%	N/A
International Index(1)	1.00%	0.50%	0.15%	0.75%	0.90%
Russell™ Large Cap Growth Index(2)	N/A	N/A	N/A	N/A	N/A
Russell™ Large Cap Index(3)	0.87%	0.37%	N/A	0.62%	0.77%
Russell™ Large Cap Value Index(2)	N/A	N/A	N/A	N/A	N/A
Russell™ Mid Cap Growth Index(4)	N/A	0.43%	N/A	0.68%	0.83%
Russell™ Mid Cap Index(5)	0.93%	0.43%	0.15%	0.68%	0.83%
Russell™ Small Cap Index	0.95%	0.45%	0.15%	0.70%	0.85%
U.S. Bond Index	0.90%	0.40%	0.15%	0.65%	0.80%

(1)
Pursuant to a side letter agreement through May 1, 2019, the Investment Adviser has further lowered the expense limits for International Index to 0.95%, 0.45%, 0.70% and 0.85% for Class ADV, Class I, Class S and Class S2, respectively. Termination or modification of this obligation requires approval by the Board.

(2)
Pursuant to a side letter agreement, through May 1, 2019, the Investment Adviser has agreed to waive all or a portion of the management fee so that the expense limits are 0.93%, 0.43%, and 0.68% for Class ADV, Class I, and Class S, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 9 — EXPENSE LIMITATION
AGREEMENTS (continued)

(3)
Pursuant to a side letter agreement, effective January 1, 2018 and through May 1, 2019, the Investment Adviser has further lowered the expense limits for Russell™ Large Cap Index to 0.86%, 0.36%, 0.61% and 0.76% for Class ADV, Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(4)
Pursuant to a side letter agreement, effective January 1, 2018 and through May 1, 2019, the Investment Adviser has further lowered the expense limits for Russell™ Mid Cap Growth Index to 0.40%, 0.65%, and 0.80% for Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(5)
Pursuant to a side letter agreement, effective January 1, 2018 and through May 1, 2019, the Investment Adviser has further lowered the expense limits for Russell™ Mid Cap Index to 0.90%, 0.40%, 0.65% and 0.80% for Class ADV, Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2018, the amount of waived and/or reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:
	June 30,
	2019	2020	2021	Total
Emerging Markets Index	$—	$93,100	$851,593	$944,693
International Index	1,030,973	1,243,861	3,196,550	5,471,384
Russell™ Large Cap Index	82,346	77,409	38,067	197,822
Russell™ Mid Cap Growth Index	38,369	84,738	18,702	141,809
Russell™ Mid Cap Index	68,741	201,173	692,630	962,544
Russell™ Small Cap Index	125,218	125,666	421,340	672,224
U.S. Bond Index	183,574	452,678	1,993,707	2,629,959
The Expense Limitation Agreement is contractual through May 1, 2019 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 10 — LINE OF CREDIT
Effective May 18, 2018, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 17, 2019. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 18, 2018, the predecessor line of credit was for an aggregate amount of  $400,000,000 and paid a commitment fee equal to 0.15% through May 18, 2018.
Borrowings under the credit agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the six months ended June 30, 2018:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Emerging Markets Index	6	$2,263,500	2.49%
FTSE 100 Index®	3	5,103,000	2.58
Hang Seng Index	1	3,218,000	2.42
International Index	4	2,137,750	2.70
Japan TOPIX Index®	4	6,018,750	2.60
Russell™ Large Cap Value Index	3	1,567,000	2.70
Russell™ Mid Cap Index	11	50,051,000	2.69
Russell™ Small Cap Index	11	29,920,455	2.70
U.S. Bond Index	1	2,351,000	2.70

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 11 — CAPITAL SHARES
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Australia Index
Class I
6/30/2018	1,973,583	—	626,056	(1,089,487)	1,510,152	17,052,140	—	5,446,682	(9,864,171)	12,634,651
12/31/2017	30,349	—	566,012	(7,420,182)	(6,823,821)	258,018	—	4,731,859	(63,180,337)	(58,190,460)
Emerging Markets Index
Class I
6/30/2018	16,744,704	—	857,095	(7,242,571)	10,359,228	208,215,918	—	10,859,398	(95,025,981)	124,049,335
12/31/2017	10,704,813	—	723,610	(27,557,948)	(16,129,525)	117,734,388	—	7,793,282	(308,509,658)	(182,981,988)
Class P2
6/30/2018	6,389,581	—	493,941	(1,330,270)	5,553,252	82,021,388	—	6,287,864	(17,905,737)	70,403,515
5/3/2017(1) - 12/31/2017	18,770,937	—	196,973	(1,945,510)	17,022,400	210,633,686	—	2,123,366	(23,712,646)	189,044,406
Class S
6/30/2018	—	—	—	—	—	—	—	—	—	—
12/31/2017	—	—	—	—*	—	—	—	—	—*	—
Euro STOXX 50® Index
Class ADV
6/30/2018	81,936	—	85,861	(280,708)	(112,911)	928,086	—	965,078	(3,183,585)	(1,290,421)
12/31/2017	883,620	—	69,824	(1,067,003)	(113,559)	9,604,006	—	758,294	(11,668,068)	(1,305,768)
Class I
6/30/2018	6,019,090	—	1,395,413	(2,263,529)	5,150,974	66,263,159	—	15,782,115	(25,960,822)	56,084,452
12/31/2017	54,421	—	1,303,491	(10,647,360)	(9,289,448)	559,961	—	14,247,161	(114,263,813)	(99,456,691)
FTSE 100 Index®
Class ADV
6/30/2018	266,087	—	44,566	(198,123)	112,530	2,624,172	—	420,703	(1,917,363)	1,127,512
12/31/2017	112,389	—	35,610	(159,370)	(11,371)	1,012,975	—	315,858	(1,456,611)	(127,778)
Class I
6/30/2018	1,253,293	—	1,914,489	(4,092,620)	(924,838)	11,788,358	—	18,187,648	(39,704,068)	(9,728,062)
12/31/2017	714,765	—	2,232,515	(8,920,423)	(5,973,143)	6,783,293	—	19,914,030	(82,186,228)	(55,488,905)
Hang Seng Index
Class ADV
6/30/2018	41	—	9,588	(10,680)	(1,051)	707	—	148,036	(183,329)	(34,586)
12/31/2017	960	—	357	(14,049)	(12,732)	12,465	—	5,079	(206,467)	(188,923)
Class I
6/30/2018	150,149	—	409,721	(1,389,027)	(829,157)	2,392,034	—	6,342,476	(22,254,779)	(13,520,269)
12/31/2017	22,449	—	56,024	(3,035,191)	(2,956,718)	315,713	—	797,783	(45,631,009)	(44,517,513)
Class S
6/30/2018	87,006	—	312,482	(217,786)	181,702	1,528,218	—	4,834,095	(3,751,263)	2,611,050
12/31/2017	335,224	—	15,995	(600,938)	(249,719)	5,031,799	—	227,775	(9,207,450)	(3,947,876)
International Index
Class ADV
6/30/2018	283,189	—	1,392,887	(5,128,195)	(3,452,119)	2,984,811	—	14,583,531	(53,941,744)	(36,373,402)
12/31/2017	1,370,904	—	1,474,319	(17,189,512)	(14,344,289)	12,525,494	—	14,094,484	(166,952,606)	(140,332,628)
Class I
6/30/2018	6,612,921	—	905,126	(3,003,671)	4,514,376	70,958,478	—	9,657,691	(32,236,402)	48,379,767
12/31/2017	21,649,902	—	753,860	(55,989,922)	(33,586,160)	200,118,685	—	7,342,600	(547,016,233)	(339,554,948)
Class P2
6/30/2018	16,609,256	—	1,740,642	(2,899,974)	15,449,924	177,860,997	—	18,624,875	(31,701,611)	164,784,261
5/3/2017(1) - 12/31/2017	57,744,623	—	1,051,194	(4,054,795)	54,741,022	571,172,958	—	10,228,121	(41,779,778)	539,621,301
Class S
6/30/2018	367,042	—	179,938	(863,157)	(316,177)	3,951,361	—	1,907,342	(9,234,603)	(3,375,900)
12/31/2017	848,666	—	175,882	(1,762,053)	(737,505)	8,307,875	—	1,702,534	(17,233,798)	(7,223,389)
Class S2
6/30/2018	22,631	—	3,173	(7,289)	18,515	240,831	—	33,601	(78,486)	195,946
12/31/2017	28,081	—	2,373	(72,550)	(42,096)	272,441	—	22,970	(692,791)	(397,380)
Japan TOPIX Index®
Class ADV
6/30/2018	84,996	—	85,117	(226,765)	(56,652)	1,083,989	—	995,866	(2,815,358)	(735,503)
12/31/2017	172,722	—	38,937	(342,704)	(131,045)	2,024,876	—	422,074	(3,942,985)	(1,496,035)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 11 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Japan TOPIX Index® (continued)
Class I
6/30/2018	766,306	—	2,252,823	(3,880,277)	(861,148)	8,874,890	—	26,605,844	(47,793,838)	(12,313,104)
12/31/2017	2,245,327	—	1,160,343	(7,107,008)	(3,701,338)	24,879,691	—	12,682,550	(83,407,323)	(45,845,082)
Russell™ Large Cap Growth Index
Class ADV
6/30/2018	—	—	5	—	5	—	—	178	—	178
12/31/2017	—	—	1	—*	1	—	—	28	—*	28
Class I
6/30/2018	216,491	—	442,746	(601,693)	57,544	7,976,385	—	15,890,148	(21,935,132)	1,931,401
12/31/2017	594,363	—	120,200	(1,124,545)	(409,982)	18,280,901	—	3,662,493	(35,692,730)	(13,749,336)
Class S
6/30/2018	576,852	—	412,785	(761,289)	228,348	20,917,974	—	14,748,819	(27,695,934)	7,970,859
12/31/2017	1,510,117	—	102,561	(2,224,146)	(611,468)	45,597,118	—	3,112,736	(71,324,569)	(22,614,715)
Russell™ Large Cap Index
Class ADV
6/30/2018	393,542	—	27,885	(174,855)	246,572	8,258,472	—	582,781	(3,659,981)	5,181,272
12/31/2017	513,217	—	24,766	(423,653)	114,330	9,700,537	—	451,986	(7,877,890)	2,274,633
Class I
6/30/2018	866,853	—	209,760	(914,167)	162,446	18,427,263	—	4,457,407	(19,551,240)	3,333,430
12/31/2017	2,320,340	—	214,667	(2,205,043)	329,964	44,073,372	—	3,979,934	(42,206,595)	5,846,711
Class S
6/30/2018	500,244	—	370,585	(2,408,447)	(1,537,618)	10,676,225	—	7,830,458	(51,067,935)	(32,561,252)
12/31/2017	3,082,682	—	464,113	(8,715,578)	(5,168,783)	57,191,057	—	8,558,244	(165,280,873)	(99,531,572)
Class S2
6/30/2018	3,280	—	452	(20,710)	(16,978)	71,623	—	9,816	(453,554)	(372,115)
12/31/2017	14,953	—	846	(26,033)	(10,234)	283,228	—	16,027	(495,574)	(196,319)
Russell™ Large Cap Value Index
Class ADV
6/30/2018	—	—	9	—	9	—	—	197	—	197
12/31/2017	—	—	3	—	3	—	—	58	—	58
Class I
6/30/2018	31,311	—	255,986	(309,609)	(22,312)	711,479	—	5,593,289	(7,100,716)	(795,948)
12/31/2017	399,868	—	101,265	(612,966)	(111,833)	8,582,192	—	2,147,826	(13,311,745)	(2,581,727)
Class S
6/30/2018	182,701	—	749,400	(1,205,742)	(273,641)	4,160,766	—	16,284,468	(27,433,196)	(6,987,962)
12/31/2017	1,338,391	—	294,381	(4,038,281)	(2,405,509)	28,672,530	—	6,208,489	(87,858,488)	(52,977,469)
Russell™ Mid Cap Growth Index
Class I
6/30/2018	52,307	—	60,624	(103,293)	9,638	1,873,429	—	1,994,532	(3,564,145)	303,816
12/31/2017	266,029	—	3,507	(111,139)	158,397	8,618,643	—	108,153	(3,597,189)	5,129,607
Class S
6/30/2018	424,332	—	974,619	(697,975)	700,976	15,227,582	—	32,016,234	(24,601,375)	22,642,441
12/31/2017	325,841	—	63,457	(2,282,645)	(1,893,347)	10,208,515	—	1,955,102	(71,536,471)	(59,372,854)
Class S2
6/30/2018	382	—	5,594	(3,039)	2,937	13,173	—	183,519	(109,761)	86,931
12/31/2017	1,029	—	294	(4,044)	(2,721)	32,383	—	9,034	(122,474)	(81,057)
Russell™ Mid Cap Index
Class ADV
6/30/2018	301,404	—	1,555,515	(767,381)	1,089,538	4,656,840	—	21,932,754	(11,729,326)	14,860,268
12/31/2017	1,158,541	—	947,758	(1,435,581)	670,718	17,403,188	—	13,515,021	(21,402,779)	9,515,430
Class I
6/30/2018	2,794,335	—	9,578,686	(25,628,035)	(13,255,014)	43,738,396	—	139,465,664	(385,049,054)	(201,844,994)
12/31/2017	6,797,255	—	7,126,788	(36,004,455)	(22,080,412)	106,123,888	—	104,478,717	(558,813,147)	(348,210,542)
Class P2
6/30/2018	2,082,929	—	1,505,815	(5,185,155)	(1,596,411)	33,695,646	—	21,984,899	(83,632,669)	(27,952,124)
5/3/2017(1) - 12/31/2017	13,977,815	—	917,204	(901,165)	13,993,854	219,422,964	—	13,446,206	(14,280,590)	218,588,580
Class S
6/30/2018	488,919	—	2,599,695	(2,116,665)	971,949	7,707,463	—	37,435,606	(33,272,228)	11,870,841
12/31/2017	1,545,050	—	1,935,737	(7,987,736)	(4,506,949)	23,438,311	—	28,087,548	(121,679,147)	(70,153,288)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 11 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Russell™ Mid Cap Index (continued)
Class S2
6/30/2018	60,220	—	139,859	(100,737)	99,342	950,468	—	1,985,993	(1,563,706)	1,372,755
12/31/2017	181,664	—	94,838	(370,050)	(93,548)	2,748,234	—	1,359,979	(5,552,594)	(1,444,381)
Russell™ Small Cap Index
Class ADV
6/30/2018	314,601	—	485,188	(457,602)	342,187	4,817,726	—	7,219,606	(7,017,349)	5,019,983
12/31/2017	1,051,908	—	594,815	(1,121,530)	525,193	15,239,228	—	8,172,756	(16,088,684)	7,323,300
Class I
6/30/2018	1,003,211	—	1,980,667	(3,767,983)	(784,105)	15,915,387	—	30,423,046	(59,450,742)	(13,112,309)
12/31/2017	12,240,228	—	2,023,869	(12,298,669)	1,965,428	176,530,334	—	28,637,736	(186,121,006)	19,047,064
Class P2
6/30/2018	1,241,142	—	339,287	(4,527,917)	(2,947,488)	19,778,730	—	5,231,806	(71,685,752)	(46,675,216)
5/3/2017(1) - 12/31/2017	8,057,856	—	498,620	(588,634)	7,967,842	121,959,586	—	7,060,466	(8,995,691)	120,024,361
Class S
6/30/2018	726,330	—	1,006,586	(1,668,571)	64,345	11,534,439	—	15,340,373	(26,237,165)	637,647
12/31/2017	1,718,566	—	1,444,732	(6,301,238)	(3,137,940)	25,390,215	—	20,284,045	(93,043,413)	(47,369,153)
Class S2
6/30/2018	53,243	—	33,246	(83,057)	3,432	820,033	—	497,689	(1,306,741)	10,981
12/31/2017	133,330	—	52,582	(267,404)	(81,492)	1,932,685	—	726,155	(3,860,523)	(1,201,683)
U.S. Bond Index
Class ADV
6/30/2018	139,916	—	26,805	(273,209)	(106,488)	1,438,418	—	275,727	(2,815,879)	(1,101,734)
12/31/2017	406,159	—	62,961	(592,398)	(123,278)	4,278,878	—	664,801	(6,246,942)	(1,303,263)
Class I
6/30/2018	26,665,997	—	2,718,849	(29,524,455)	(139,609)	276,304,753	—	28,074,396	(305,023,934)	(644,785)
12/31/2017	45,422,984	—	6,479,611	(114,306,190)	(62,403,595)	481,050,625	—	68,685,883	(1,210,995,749)	(661,259,241)
Class P2
6/30/2018	18,705,843	—	945,768	(14,242,058)	5,409,553	193,190,373	—	9,769,197	(146,706,949)	56,252,621
5/3/2017(1) - 12/31/2017	74,429,560	—	1,166,494	(6,517,361)	69,078,693	789,568,305	—	12,385,981	(69,337,058)	732,617,228
Class S
6/30/2018	981,867	—	185,050	(1,774,860)	(607,943)	10,129,015	—	1,905,344	(18,296,549)	(6,262,190)
12/31/2017	1,656,510	—	463,266	(6,729,013)	(4,609,237)	17,545,787	—	4,897,048	(70,973,500)	(48,530,665)
Class S2
6/30/2018	26,557	—	2,415	(8,183)	20,789	275,059	—	24,871	(83,826)	216,104
12/31/2017	27,769	—	5,434	(82,985)	(49,782)	293,607	—	57,469	(878,540)	(527,464)

(1)
Commencement of operations.

*
Share amount is less than 0.500.

NOTE 12 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.
The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Securities Lending Collateral.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 12 — SECURITIES LENDING (continued)

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.
The following tables represent a summary of the respective Portfolios’ securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2018:
Australia Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$51,176	$(51,176)	$—
Barclays Capital Securities Ltd.	337,779	(337,779)	—
Credit Suisse Securities (USA) LLC	114,269	(114,269)	—
Goldman, Sachs & Co. LLC	479,845	(479,845)	—
Goldman Sachs International	187,635	(187,635)	—
HSBC Bank PLC	46,489	(46,489)	—
J.P. Morgan Securities LLC	22,000	(22,000)	—
JP Morgan Securities, Plc.	52,026	(52,026)	—
Macquarie Bank Limited	213,435	(213,435)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	9,868	(9,868)	—
Merrill Lynch International	13,533	(13,533)	—
Morgan Stanley & Co. LLC	110,783	(110,783)	—
UBS Securities LLC	65,810	(65,810)	—
Total	$1,704,648	$(1,704,648)	$—

(1)
Collateral with a fair value of  $1,978,593 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Emerging Markets Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$845,427	$(845,427)	$—
Credit Suisse Securities (Europe) Limited	433,220	(433,220)	—
Goldman, Sachs & Co. LLC	82,448	(82,448)	—
Goldman Sachs International	132,385	(132,385)	—
HSBC Bank PLC	563,919	(563,919)	—
J.P. Morgan Securities LLC	1,169,474	(1,169,474)	—
JP Morgan Securities, Plc.	1,772,076	(1,772,076)	—
Merrill Lynch International	1,021,392	(1,021,392)	—
Morgan Stanley & Co. LLC	1,076,519	(1,076,519)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
RBC Capital Markets, LLC	608,476	(608,476)	—
UBS AG	95,986	(95,986)	—
Total	$7,801,322	$(7,801,322)	$—

(1)
Collateral with a fair value of  $8,988,012 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

FTSE 100 Index®
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Societe Generale	$1,929,013	$(1,929,013)	$—
Total	$1,929,013	$(1,929,013)	$—

(1)
Collateral with a fair value of  $2,029,967 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

International Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$4,291,228	$(4,291,228)	$—
Citigroup Global Markets Limited	652,650	(652,650)	—
Citigroup Global Markets Inc.	553,895	(553,895)	—
Credit Suisse Securities (Europe) Limited	402,010	(402,010)	—
Goldman, Sachs & Co. LLC	1,957,278	(1,957,278)	—
Goldman Sachs International	371,253	(371,253)	—
HSBC Bank PLC	2,264,532	(2,264,532)	—
J.P. Morgan Securities LLC	404,308	(404,308)	—
JP Morgan Securities, Plc.	699,477	(699,477)	—
Jefferies LLC	155,834	(155,834)	—
Macquarie Bank Limited	156,450	(156,450)	—
Merrill Lynch International	1,103,787	(1,103,787)	—
Morgan Stanley & Co. LLC	278,605	(278,605)	—
Nomura International PLC	1,331,447	(1,331,447)	—
Nomura Securities International, Inc.	23,105	(23,105)	—
Societe Generale	2,689,200	(2,689,200)	—
UBS AG	428,123	(428,123)	—
Total	$17,763,182	$(17,763,182)	$—

(1)
Collateral with a fair value of  $20,458,631 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Japan TOPIX Index®
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$1,995,049	$(1,995,049)	$—
Barclays Capital Securities Ltd.	478,418	(478,418)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 12 — SECURITIES LENDING (continued)

Japan TOPIX Index® (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
CREDIT SUISSE AG	23,117	(23,117)	—
Citigroup Global Markets Inc.	15,794	(15,794)	—
Credit Suisse Securities (Europe) Limited	269,946	(269,946)	—
Credit Suisse Securities (USA) LLC	27,633	(27,633)	—
Deutsche Bank Securities Inc.	216,870	(216,870)	—
Deutsche Bank, AG	65,534	(65,534)	—
Goldman, Sachs & Co. LLC	272,350	(272,350)	—
HSBC Bank PLC	177,258	(177,258)	—
Macquarie Bank Limited	335,933	(335,933)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	9,785	(9,785)	—
Merrill Lynch International	272,909	(272,909)	—
Nomura Securities International, Inc.	13,250	(13,250)	—
Scotia Capital (USA) INC	128,208	(128,208)	—
UBS AG	9,332	(9,332)	—
Total	$4,311,386	$(4,311,386)	$—

(1)
Collateral with a fair value of  $4,546,603 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Large Cap Growth Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$644,221	$(644,221)	$—
J.P. Morgan Securities LLC	2,569,536	(2,569,536)	—
WELLS FARGO BANK NA	199,810	(199,810)	—
Total	$3,413,567	$(3,413,567)	$—

(1)
Collateral with a fair value of  $3,486,951 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Large Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
J.P. Morgan Securities LLC	$1,823,135	$(1,823,135)	$—
Wells Fargo Securities LLC	422,366	(422,366)	—
Total	$2,245,501	$(2,245,501)	$—

(1)
Collateral with a fair value of  $2,293,992 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Mid Cap Growth Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$75,972	$(75,972)	$—
Barclays Bank PLC	452,235	(452,235)	—
CIBC World Markets INC	7,306	(7,306)	—
CREDIT SUISSE AG	688,888	(688,888)	—
Citadel Clearing LLC	660,338	(660,338)	—
Citigroup Global Markets Inc.	983,559	(983,559)	—
Credit Suisse Securities (USA) LLC	276,725	(276,725)	—
Deutsche Bank Securities Inc.	297,353	(297,353)	—
Goldman, Sachs & Co. LLC	1,238,207	(1,238,207)	—
HSBC Bank PLC	322,289	(322,289)	—
J.P. Morgan Securities LLC	1,774,172	(1,774,172)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	17,003	(17,003)	—
Morgan Stanley & Co. LLC	1,185,707	(1,185,707)	—
National Financial Services LLC	467,507	(467,507)	—
Natixis Securities America LLC	608,081	(608,081)	—
Nomura Securities International, Inc.	56,820	(56,820)	—
RBC Dominion Securities Inc	25,388	(25,388)	—
Scotia Capital (USA) INC	1,308,503	(1,308,503)	—
TD PRIME SERVICES LLC	86,113	(86,113)	—
Wells Fargo Securities LLC	412,453	(412,453)	—
Total	$10,944,619	$(10,944,619)	$—

(1)
Collateral with a fair value of  $11,251,163 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Mid Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$1,379,813	$(1,379,813)	$—
Barclays Bank PLC	1,807,922	(1,807,922)	—
Barclays Capital Inc.	197,208	(197,208)	—
Citadel Clearing LLC	412,625	(412,625)	—
Citigroup Global Markets Inc.	1,295,582	(1,295,582)	—
Deutsche Bank Securities Inc.	264,875	(264,875)	—
Goldman, Sachs & Co. LLC	4,200,116	(4,200,116)	—
HSBC Bank PLC	538,504	(538,504)	—
J.P. Morgan Securities LLC	5,972,473	(5,972,473)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	726,817	(726,817)	—
Mizuho Securities USA LLC.	111,606	(111,606)	—
Morgan Stanley & Co. LLC	5,175,150	(5,175,150)	—
National Financial Services LLC	964,902	(964,902)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 12 — SECURITIES LENDING (continued)

Russell™ Mid Cap Index (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Natixis Securities America LLC	2,545,003	(2,545,003)	—
Nomura Securities International, Inc.	222,531	(222,531)	—
RBC Dominion Securities Inc	382,042	(382,042)	—
Scotia Capital (USA) INC	1,397,143	(1,397,143)	—
TD PRIME SERVICES LLC	1,199,131	(1,199,131)	—
UBS AG	148,127	(148,127)	—
Wells Fargo Securities LLC	800,474	(800,474)	—
Total	$29,742,044	$(29,742,044)	$—

(1)
Collateral with a fair value of  $30,556,939 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Small Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$1,385,919	$(1,385,919)	$—
BNP Paribas Prime Brokerage Intl Ltd	927	(927)	—
BNP Paribas	437,430	(437,430)	—
BNP Paribas Securities Corp.	255,180	(255,180)	—
Barclays Capital Inc.	3,181,056	(3,181,056)	—
Citadel Clearing LLC	62,998	(62,998)	—
Citigroup Global Markets Inc.	1,427,316	(1,427,316)	—
Deutsche Bank Securities Inc.	1,957,599	(1,957,599)	—
Goldman, Sachs & Co. LLC	7,543,912	(7,543,912)	—
HSBC Bank PLC	1,605,168	(1,605,168)	—
Industrial And Commercial Bank Of China	244,799	(244,799)	—
J.P. Morgan Securities LLC	13,337,826	(13,337,826)	—
Janney Montgomery Scott LLC	26,892	(26,892)	—
MUFG Securities Americas Inc.	22,426	(22,426)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	2,713,390	(2,713,390)	—
Mizuho Securities USA LLC.	4,091	(4,091)	—
Morgan Stanley & Co. LLC	13,002,854	(13,002,854)	—
NATIONAL BANK OF CANADA FINANCIAL INC	900,449	(900,449)	—
National Financial Services LLC	3,562,332	(3,562,332)	—
Natixis Securities America LLC	991,302	(991,302)	—
RBC Dominion Securities Inc	4,815,284	(4,815,284)	—
SG Americas Securities, LLC	2,566,827	(2,566,827)	—
Scotia Capital (USA) INC	7,334,840	(7,334,840)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
TD PRIME SERVICES LLC	2,334,971	(2,334,971)	—
UBS AG	1,225,849	(1,225,849)	—
Wells Fargo Securities LLC	3,281,796	(3,281,796)	—
Total	$74,223,433	$(74,223,433)	$—

(1)
Collateral with a fair value of  $76,348,025 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

U.S. Bond Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount

BMO Capital Markets Corp	$248,250	$(248,250)	$—
Barclays Bank PLC	1,466,846	(1,466,846)	—
Citadel Clearing LLC	486,159	(486,159)	—
Citigroup Global Markets Inc.	1,067,719	(1,067,719)	—
Credit Suisse Securities (USA) LLC	69,833	(69,833)	—
Goldman, Sachs & Co. LLC	5,131,896	(5,131,896)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	21,003,976	(21,003,976)	—
Morgan Stanley & Co. LLC	25,957,684	(25,957,684)	—
Nomura Securities International, Inc.	493,229	(493,229)	—
SunTrust Robinson Humphrey, Inc	1,453,978	(1,453,978)	—
Scotia Capital (USA) INC	711,347	(711,347)	—
UBS Securities LLC.	111,124	(111,124)	—
Wells Fargo Securities LLC	640,554	(640,554)	—
Total	$58,842,595	$(58,842,595)	$—

(1)
Collateral with a fair value of  $60,151,217 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 13 — SECURITIES LENDING SETTLEMENT
In February 2018, Voya Investments and Directed Services LLC (collectively, the “Respondent”) entered into a settlement agreement (the “Settlement”) with the Securities and Exchange Commission related to certain securities lending practices employed within various insurance-dedicated Voya mutual funds. The Respondent paid disgorgement, prejudgment interest and a civil money penalty of  $3,647,469, including payments to the impacted mutual funds totaling $2,024,355. During the six-month period ended June 30, 2018, Russell Mid Cap Index and Russell Small Cap Index received payments of  $234,477 and $374,848, respectively, related to the Settlement and such amounts are recorded in Settlement Income in the accompanying Statements of Operations.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 14 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), paydown gains, wash sale deferrals and the expiration of capital loss carryforwards. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Australia Index	$5,446,682	$—	$4,731,859	$—
Emerging Markets Index	17,147,342	—	9,916,676	—
Euro STOXX 50® Index	10,432,569	6,314,624	15,005,455	—
FTSE 100 Index®	12,095,704	6,512,647	10,852,067	9,377,821
Hang Seng Index	4,078,123	7,246,620	1,030,637	—
International Index	44,807,040	—	33,390,709	—
Japan TOPIX Index®	7,401,803	20,199,907	6,068,898	7,035,726
Russell™ Large Cap Growth Index	10,951,219	19,687,926	6,775,257	—
Russell™ Large Cap Index	12,880,462	—	13,006,191	—
Russell™ Large Cap Value Index	11,709,648	10,168,306	8,356,373	—
Russell™ Mid Cap Growth Index	9,125,044	25,069,241	2,072,289	—
Russell™ Mid Cap Index	34,072,419	188,732,497	28,440,467	132,447,004
Russell™ Small Cap Index	15,225,431	43,487,089	7,933,959	56,947,199
U.S. Bond Index	40,063,262	—	85,482,389	1,397,230
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2017 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
Australia Index	$5,442,870	$—	$7,793,888	$(351,310)	Short-term	None
				(31,669,185)	Long-term	None
				$(32,020,495)
Emerging Markets Index	17,146,291	—	107,316,494	(7,470,658)	Short-term	None
				(30,325,408)	Long-term	None
				$(37,796,066)
Euro STOXX 50® Index	10,431,954	6,311,705	55,665,988	—	—	—
FTSE 100 Index®	12,093,427	6,510,660	23,579,846	—	—	—
Hang Seng Index	4,077,815	7,245,591	27,205,385	—	—	—
International Index	44,802,776	—	281,464,546	(1,826,920)	Short-term	2018
				(2,568,107)	Short-term	None
				(35,997,051)	Long-term	None
				$(40,392,078)*

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 14 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
Japan TOPIX Index®	7,399,490	20,198,072	89,364,563	—	—	—
Russell™ Large Cap Growth Index	10,949,869	19,687,741	407,026,906	—	—	—
Russell™ Large Cap Index	12,880,874	—	577,992,928	(8,688,924)	Short-term	2018
Russell™ Large Cap Value Index	11,710,724	10,161,933	118,185,671	—	—	—
Russell™ Mid Cap Growth Index	9,125,862	25,065,576	136,339,877	—	—	—
Russell™ Mid Cap Index	34,205,656	188,598,234	932,914,169	—	—	—
Russell™ Small Cap Index	15,240,901	43,469,777	347,931,583	—	—	—
U.S. Bond Index	8,963,083	1,213,558	48,253,578	—	—	—

*
Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.
As of June 30, 2018, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2013.
NOTE 15 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2018, the following Portfolio declared dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
U.S. Bond Index
Class ADV	$0.0161	August 1, 2018	Daily
Class I	$0.0205	August 1, 2018	Daily
Class P2	$0.0227	August 1, 2018	Daily
Class S	$0.0183	August 1, 2018	Daily
Class S2	$0.0170	August 1, 2018	Daily
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of June 30, 2018 (Unaudited)

Sector Diversification as of June 30, 2018 (as a percentage of net assets)

Financials	33.0%
Materials	18.5%
Health Care	8.4%
Consumer Staples	8.0%
Real Estate	7.5%
Industrials	7.1%
Energy	5.7%
Consumer Discretionary	4.8%
Information Technology	2.4%
Telecommunication Services	2.2%
Utilities	2.0%
Assets in Excess of Other Liabilities*	0.4%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Consumer Discretionary: 4.8%
55,845		Aristocrat Leisure Ltd.	$1,275,353	1.2
176,189		Tabcorp Holdings Ltd.	580,825	0.6
911,094	(1)(2)	Other Securities	3,273,172	3.0
			5,129,350	4.8
		Consumer Staples: 8.0%
62,993		Treasury Wine Estates Ltd.	809,336	0.7
99,384		Wesfarmers Ltd.	3,626,155	3.4
115,116		Woolworths Group Ltd	2,599,748	2.4
301,921	(1)(2)	Other Securities	1,641,497	1.5
			8,676,736	8.0
		Energy: 5.7%
22,861		Caltex Australia Ltd.	550,167	0.5
115,837		Oil Search Ltd.	761,044	0.7
154,074 (3)		Origin Energy Ltd.	1,142,790	1.0
154,420 (3)		Santos Ltd.	715,220	0.7
82,047		Woodside Petroleum Ltd.	2,150,164	2.0
241,839		Other Securities	846,863	0.8
			6,166,248	5.7
		Financials: 33.0%
256,582		AMP Ltd.	674,863	0.6
16,967		ASX Ltd.	808,779	0.8
253,694		Australia & New Zealand Banking Group Ltd.	5,309,709	4.9
154,255		Commonwealth Bank of Australia	8,319,369	7.7
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
207,520		Insurance Australia Group Ltd.	$1,309,182	1.2
27,739		Macquarie Group Ltd.	2,528,028	2.3
241,396		Medibank Pvt Ltd.	521,230	0.5
238,350		National Australia Bank Ltd.	4,839,605	4.5
119,641		QBE Insurance Group Ltd.	861,326	0.8
113,600		Suncorp Group Ltd.	1,225,119	1.1
300,067		Westpac Banking Corp.	6,516,546	6.0
440,366 (1)		Other Securities	2,751,633	2.6
			35,665,389	33.0
		Health Care: 8.4%
5,021		Cochlear Ltd.	743,368	0.7
39,661		CSL Ltd.	5,645,472	5.2
37,216		Sonic Healthcare Ltd.	675,101	0.6
568,224	(1)(2)	Other Securities	2,043,322	1.9
			9,107,263	8.4
		Industrials: 7.1%
174,440		Aurizon Holdings Ltd.	557,849	0.5
139,209		Brambles Ltd.	913,945	0.9
149,567		Qantas Airways Ltd.	681,068	0.6
197,347		Sydney Airport	1,044,744	1.0
194,473		Transurban Group - Stapled Security	1,722,120	1.6
850,871	(1)(2)(4)	Other Securities	2,694,869	2.5
			7,614,595	7.1
		Information Technology: 2.4%
43,884		Computershare Ltd.	597,809	0.6
240,346	(1)(2)	Other Securities	1,982,225	1.8
			2,580,034	2.4
		Materials: 18.5%
101,514		Amcor Ltd.	1,081,600	1.0
281,293		BHP Billiton Ltd.	7,038,520	6.5
48,225		BlueScope Steel Ltd.	615,475	0.6
102,756		Boral Ltd.	495,748	0.4
38,864		James Hardie Industries SE	651,598	0.6
66,909		Newcrest Mining Ltd.	1,086,411	1.0
36,149		Rio Tinto Ltd.	2,233,477	2.1
450,412		South32 Ltd.	1,202,746	1.1
1,697,575	(1)(2)	Other Securities	5,608,995	5.2
			20,014,570	18.5
		Real Estate: 7.5%
88,458		Dexus	635,815	0.6
140,495		Goodman Group	1,001,565	0.9
157,320		GPT Group	588,618	0.6

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate (continued)
51,143		Lend Lease Corp., Ltd.	$748,815	0.7
324,763		Mirvac Group	521,248	0.5
466,689		Scentre Group	1,516,298	1.4
213,388		Stockland	626,976	0.6
61,848 (3)		Unibail Group Stapled	671,455	0.6
281,666		Vicinity Centres	540,185	0.5
571,643		Other Securities	1,204,838	1.1
			8,055,813	7.5
		Telecommunication Services: 2.2%
1,042,479		Telstra Corp., Ltd.	2,016,301	1.8
143,278	(1)(2)	Other Securities	402,594	0.4
			2,418,895	2.2
		Utilities: 2.0%
57,673		AGL Energy Ltd.	959,608	0.9
103,420		APA Group	753,459	0.7
384,121 (2)		Other Securities	470,879	0.4
			2,183,946	2.0
		Total Common Stock (Cost $100,094,039)	107,612,839	99.6
RIGHTS: —%
		Consumer Discretionary: —%
5,636 (2)		Other Securities	—	—
		Industrials: —%
20,935 (2)		Other Securities	—	—
		Real Estate: —%
72,917	(2)(4)	Other Securities	—	—
		Total Rights (Cost $—)	—	—
		Total Long-Term Investments (Cost $100,094,039)	107,612,839	99.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
	Securities Lending Collateral(5): 1.8%
1,978,593	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $1,978,931, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $2,018,165, due 07/25/18-06/15/53) (Cost $1,978,593)	1,978,593	1.8
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.0%
1,059,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810% (Cost $1,059,000)	$1,059,000	1.0
	Total Short-Term Investments (Cost $3,037,593)	3,037,593	2.8
	Total Investments in Securities (Cost $103,131,632)	$110,650,432	102.4
	Liabilities in Excess of Other Assets	(2,592,447)	(2.4)
	Net Assets	$108,057,985	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
The grouping contains securities on loan.

(2)
The grouping contains non-income producing securities.

(3)
Non-income producing security.

(4)
The grouping contains Level 3 securities.

(5)
Represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$105,974	$5,023,376	$—	$5,129,350
Consumer Staples	—	8,676,736	—	8,676,736
Energy	—	6,166,248	—	6,166,248
Financials	—	35,665,389	—	35,665,389
Health Care	—	9,107,263	—	9,107,263
Industrials	275,071	7,339,524	—	7,614,595
Information Technology	—	2,580,034	—	2,580,034
Materials	—	20,014,570	—	20,014,570
Real Estate	671,455	7,384,358	—	8,055,813
Telecommunication Services	—	2,418,895	—	2,418,895
Utilities	—	2,183,946	—	2,183,946
Total Common Stock	1,052,500	106,560,339	—	107,612,839
Rights	—	—	—	—
Short-Term Investments	1,059,000	1,978,593	—	3,037,593
Total Investments, at fair value	$2,111,500	$108,538,932	$—	$110,650,432
Other Financial Instruments+
Futures	28,665	—	—	28,665
Total Assets	$2,140,165	$108,538,932	$—	$110,679,097
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(10,747)	$—	$(10,747)
Total Liabilities	$—	$(10,747)	$—	$(10,747)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2018, the following forward foreign currency contracts were outstanding for Voya Australia Index Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD 2,180,000	USD 1,621,796	JPMorgan Chase Bank N.A.	09/19/18	$(8,093)
USD 147,352	AUD 200,000	State Street Bank and Trust Co.	09/19/18	(694)
USD 242,317	AUD 330,000	State Street Bank and Trust Co.	09/19/18	(1,960)
				$(10,747)

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

At June 30, 2018, the following futures contracts were outstanding for Voya Australia Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
ASX SPI 200® Index	12	09/21/18	$1,364,948	$28,665
			$1,364,948	$28,665

Currency Abbreviations
AUD – Australian Dollar
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$28,665
Total Asset Derivatives		$28,665
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$10,747
Total Liability Derivatives		$10,747

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(207,407)	$—	$(207,407)
Equity contracts	—	119,702	119,702
Total	$(207,407)	$119,702	$(87,705)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(16,622)	$—	$(16,622)
Equity contracts	—	28,883	28,883
Total	$(16,622)	$28,883	$12,261

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2018:
	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	Totals
Liabilities:
Forward foreign currency contracts	$8,093	$2,654	$10,747
Total Liabilities	$8,093	$2,654	$10,747
Net OTC derivative instruments by counterparty, at fair value	$(8,093)	$(2,654)	(10,747)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$(8,093)	$(2,654)	$(10,747)

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $105,629,079.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$13,294,424
Gross Unrealized Depreciation	(8,165,281)
Net Unrealized Appreciation	$5,129,143

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2018 (Unaudited)

Geographic Diversification as of June 30, 2018 (as a percentage of net assets)

China	31.8%
South Korea	14.2%
Taiwan	11.3%
India	8.4%
South Africa	6.3%
Brazil	5.7%
Russia	3.3%
Mexico	2.9%
Malaysia	2.3%
Thailand	2.1%
Countries between 0.0% – 1.9%^	8.8%
Assets in Excess of Other Liabilities*	2.9%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 16 countries, which each represents 0.0% – 1.9% of net assets.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.2%
		Brazil: 3.7%
746,400		Ambev SA	$3,462,626	0.4
152,437		Banco Bradesco SA	951,809	0.1
458,700		Petroleo Brasileiro SA	2,296,015	0.3
497,474		Vale SA	6,338,197	0.8
3,288,986 (1)		Other Securities	17,866,500	2.1
			30,915,147	3.7
		Chile: 0.9%
48,769,658		Other Securities	7,960,696	0.9
		China: 31.8%
195,500 (2)		3SBio, Inc.	441,765	0.1
181,280 (3)		Alibaba Group Holding Ltd. ADR	33,632,878	4.0
532,000 (3)		Alibaba Health Information Technology Ltd.	511,942	0.1
2,120,000	(3)(4)	Alibaba Pictures Group Ltd.	231,799	0.0
266,500 (2)		BAIC Motor Corp. Ltd. - H Shares	253,653	0.0
43,307 (3)		Baidu, Inc. ADR	10,523,601	1.3
12,559,000		Bank of China Ltd. - H Shares	6,228,320	0.7
1,716,000 (2)		CGN Power Co. Ltd. - H Shares	443,089	0.1
15,135,000		China Construction Bank - H Shares	13,849,152	1.6
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China (continued)
1,513,000 (2)		China Huarong Asset Management Co. Ltd. - H Shares	$436,159	0.1
157,200 (2)		China International Capital Corp. Ltd. - H Shares	278,684	0.0
1,195,000		China Life Insurance Co., Ltd. - H Shares	3,065,763	0.4
27,400	(2)(3)	China Literature Ltd. - H Shares	256,437	0.0
973,000		China Mobile Ltd.	8,633,377	1.0
4,033,600		China Petroleum & Chemical Corp. - H Shares	3,610,546	0.4
214,000 (2)		China Railway Signal & Communication Corp. Ltd. - H Shares	151,510	0.0
226,000		China Resources Beer Holdings Co Ltd.	1,094,395	0.1
136,000		China Resources Gas Group Ltd.	587,955	0.1
430,444		China Resources Land Ltd.	1,445,885	0.2
268,000 (2)		China Resources Pharmaceutical Group Ltd.	370,551	0.0
306,000		China Resources Power Holdings Co.	537,770	0.1
2,829,000		CNOOC Ltd.	4,847,620	0.6
62,295 (3)		Ctrip.com International Ltd. ADR	2,967,111	0.4
303,000 (2)		Dali Foods Group Co. Ltd.	233,116	0.0
80,400 (2)		Fuyao Glass Industry Group Co. Ltd. - H Shares	271,677	0.0
89,200 (2)		Guotai Junan Securities Co. Ltd. -H Shares	189,032	0.0
262,800 (2)		Huatai Securities Co. Ltd. - H Shares	416,770	0.1
10,918,000		Industrial & Commercial Bank of China - H Shares	8,143,084	1.0
113,737 (3)		JD.com, Inc. ADR	4,430,056	0.5
51,100 (2)		Legend Holdings Corp. - H Shares	155,378	0.0
261,500	(2)(3)	Meitu, Inc.	227,405	0.0
12,508		NetEase, Inc. ADR	3,160,396	0.4
3,342,000		PetroChina Co., Ltd. - H Shares	2,545,985	0.3
813,500		Ping An Insurance Group Co. of China Ltd. - H Shares	7,449,768	0.9
440,000 (2)		Postal Savings Bank of China Co. Ltd. - H Shares	285,631	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China (continued)
894,500		Tencent Holdings Ltd.	$44,917,678	5.3
77,000	(2)(3)	Wuxi Biologics Cayman, Inc. - H Shares	854,172	0.1
24,600	(2)(3)	ZhongAn Online P&C Insurance Co. Ltd. - H Shares	154,727	0.0
83,510,908	(1)(5)(6)	Other Securities	100,084,329	11.9
			267,919,166	31.8
		Colombia: 0.4%
1,035,032		Other Securities	3,394,536	0.4
		Czech Republic: 0.2%
73,437 (2)		Moneta Money Bank AS	251,964	0.0
47,683 (5)		Other Securities	1,232,661	0.2
			1,484,625	0.2
		Egypt: 0.1%
188,198		Other Securities	1,053,229	0.1
		Greece: 0.3%
1,517,813	(1)(6)	Other Securities	2,527,225	0.3
		Hungary: 0.3%
113,486		Other Securities	2,198,769	0.3
		India: 8.4%
19,639	(2)(3)	Avenue Supermarts Ltd.	426,054	0.0
102,978		Hindustan Unilever Ltd.	2,466,387	0.3
249,063		Housing Development Finance Corp.	6,940,036	0.8
66,182		Infosys Ltd. ADR	1,285,916	0.2
207,109		Infosys Ltd.	3,970,488	0.5
14,095 (2)		InterGlobe Aviation Ltd.	224,131	0.0
60,210		Reliance Industries Ltd. GDR	1,691,901	0.2
327,415		Reliance Industries Ltd.	4,651,891	0.5
144,723		Tata Consultancy Services Ltd.	3,903,205	0.5
7,397,076 (1)		Other Securities	45,375,191	5.4
			70,935,200	8.4
		Indonesia: 1.9%
46,700,531		Other Securities	15,639,615	1.9
		Malaysia: 2.3%
456,700		Public Bank BHD	2,641,970	0.3
12,104,056 (1)		Other Securities	16,513,648	2.0
			19,155,618	2.3
		Mexico: 2.9%
5,306,800		America Movil SAB de CV	4,430,294	0.5
307,000		Fomento Economico Mexicano SAB de CV	2,698,041	0.3
7,325,987	(1)(5)	Other Securities	17,357,922	2.1
			24,486,257	2.9
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Pakistan: 0.1%
374,250		Other Securities	$586,616	0.1
		Peru: 0.3%
10,642		Credicorp Ltd.	2,395,727	0.3
28,198		Other Securities	384,339	0.0
			2,780,066	0.3
		Philippines: 0.9%
10,686,982 (1)		Other Securities	7,757,701	0.9
		Poland: 1.1%
7,286	(2)(3)	Dino Polska SA	201,180	0.0
18,232 (2)		PLAY Communications SA	124,279	0.0
1,038,978	(1)(5)	Other Securities	8,698,171	1.1
			9,023,630	1.1
		Qatar: 0.8%
66,896		Qatar National Bank QPSC	2,794,002	0.4
326,693 (1)		Other Securities	3,551,255	0.4
			6,345,257	0.8
		Romania: 0.1%
58,057		Other Securities	518,291	0.1
		Russia: 3.2%
1,583,063		Gazprom PJSC	3,571,379	0.4
66,147		Lukoil PJSC	4,600,123	0.6
1,185,442		Sberbank of Russia PJSC	4,117,713	0.5
50,730		Sberbank PAO ADR	728,229	0.1
237,915		Tatneft PJSC	2,573,365	0.3
706,651,496 (1)		Other Securities	10,943,075	1.3
			26,533,884	3.2
		Singapore: 0.0%
29,200 (2)		BOC Aviation Ltd.	181,202	0.0
		South Africa: 6.3%
532,008		FirstRand Ltd.	2,471,391	0.3
68,764		Naspers Ltd.	17,338,419	2.1
87,450		Sasol Ltd.	3,180,280	0.4
204,289		Standard Bank Group Ltd.	2,852,320	0.3
5,434,436	(1)(5)	Other Securities	27,335,982	3.2
			53,178,392	6.3
		South Korea: 13.5%
12,781 (3)		Celltrion, Inc.	3,472,407	0.4
2,127		Hyundai Department Store Co. Ltd.	220,496	0.0
12,190		Hyundai Engineering & Construction Co. Ltd.	629,811	0.1
5,700 (3)		Hyundai Heavy Industries Co. Ltd	521,265	0.1
10,804		Hyundai Mobis Co. Ltd.	2,054,931	0.2
24,571		Hyundai Motor Co.	2,761,631	0.3

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea (continued)
12,433		Hyundai Steel Co.	$586,506	0.1
5,285	(2)(3)	ING Life Insurance Korea Ltd.	198,411	0.0
62,854		KB Financial Group, Inc.	2,958,649	0.4
7,181		LG Chem Ltd.	2,149,335	0.3
14,602		LG Corp.	944,013	0.1
35,749		LG Display Co., Ltd.	586,480	0.1
16,989		LG Electronics, Inc.	1,264,920	0.2
1,471		LG Household & Health Care Ltd.	1,843,270	0.2
2,202		LG Innotek Co. Ltd.	285,564	0.0
4,446		NAVER Corp.	3,042,419	0.4
3,956 (2)		Netmarble Corp.	541,227	0.1
12,470		POSCO	3,679,397	0.4
2,601	(2)(3)	Samsung Biologics Co. Ltd.	973,538	0.1
11,949		Samsung C&T Corp.	1,249,397	0.2
4,454		Samsung Card Co.	153,133	0.0
8,727		Samsung Electro-Mechanics Co. Ltd.	1,161,904	0.1
755,100		Samsung Electronics Co., Ltd.	31,630,823	3.8
4,755		Samsung Fire & Marine Insurance Co. Ltd.	1,126,653	0.1
60,239 (3)		Samsung Heavy Industries Co., Ltd.	385,743	0.1
10,858		Samsung Life Insurance Co. Ltd.	958,512	0.1
8,650		Samsung SDI Co., Ltd.	1,659,143	0.2
5,439		Samsung SDS Co. Ltd.	976,602	0.1
10,386		Samsung Securities Co. Ltd.	324,184	0.0
67,610		Shinhan Financial Group Co., Ltd.	2,617,734	0.3
91,340		SK Hynix, Inc.	7,011,190	0.8
876,990	(1)(6)	Other Securities	35,708,009	4.2
			113,677,297	13.5
		Taiwan: 11.3%
391,347		China Life Insurance Co., Ltd.	411,540	0.0
716,600		Formosa Plastics Corp.	2,640,884	0.3
2,595,463		HON HAI Precision Industry Co., Ltd.	7,072,812	0.8
3,866,000		Taiwan Semiconductor Manufacturing Co., Ltd.	27,452,773	3.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
43,246,689 (1)	Other Securities	$57,978,996	6.9
		95,557,005	11.3
	Thailand: 2.1%
5,900	PTT Exploration & Production PCL	24,976	0.0
7,500	PTT Global Chemical PCL	16,509	0.0
1,701,800	PTT PCL	2,460,413	0.3
15,147,241 (5)	Other Securities	15,343,979	1.8
		17,845,877	2.1
	Turkey: 0.7%
2,965,360 (1)	Other Securities	6,169,271	0.7
	United Arab Emirates: 0.6%
3,070,260 (1)	Other Securities	5,004,243	0.6
	Total Common Stock (Cost $713,717,225)	792,828,815	94.2
PREFERRED STOCK: 2.9%
	Brazil: 2.0%
536,321	Banco Bradesco SA	3,705,780	0.5
508,350	Itau Unibanco Holding S.A.	5,266,143	0.6
624,400	Petroleo Brasileiro SA	2,766,161	0.3
1,263,306 (1)	Other Securities	4,764,897	0.6
		16,502,981	2.0
	Chile: 0.1%
64,720	Other Securities	1,096,307	0.1
	Colombia: 0.0%
590,640	Other Securities	468,505	0.0
	Russia: 0.1%
1,073,195	Other Securities	729,250	0.1
	South Korea: 0.7%
338	LG Household & Health Care Ltd.	221,455	0.0
134,318	Samsung Electronics Co., Ltd.	4,535,771	0.5
12,259	Other Securities	1,178,985	0.2
		5,936,211	0.7
	Total Preferred Stock (Cost $24,923,885)	24,733,254	2.9
RIGHTS: —%
	Taiwan: —%
50,856 (1)	Other Securities	—	—
	Total Rights (Cost $—)	—	—
	Total Long-Term Investments (Cost $738,641,110)	817,562,069	97.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
	Securities Lending Collateral(7): 1.1%
2,134,753	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $2,135,118, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $2,177,448, due 07/25/18-06/15/53)	$2,134,753	0.2
2,583,753	National Bank Financial, Repurchase Agreement dated 06/29/18, 2.01%, due 07/02/18 (Repurchase Amount $2,584,180, collateralized by various U.S. Government Securities, 0.000%-6.000%, Market Value plus accrued interest $2,635,429, due 09/06/18-09/09/49)	2,583,753	0.3
2,134,753	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $2,135,095, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $2,177,454, due 01/31/20-09/09/49)	2,134,753	0.3
2,134,753	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $2,135,157, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,177,464, due 07/15/19-02/15/48)	2,134,753	0.3
		8,988,012	1.1
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 2.0%
17,042,000 (8)	Morgan Stanley Institutional Liquidity Funds – Government Portfolio (Institutional Share Class), 1.810% (Cost $17,042,000)	$17,042,000	2.0
	Total Short-Term Investments (Cost $26,030,012)	26,030,012	3.1
	Total Investments in Securities (Cost $764,671,122)	$843,592,081	100.2
	Liabilities in Excess of Other Assets	(1,547,196)	(0.2)
	Net Assets	$842,044,885	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

(1)
The grouping contains non-income producing securities.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
Non-income producing security.

(4)
Security, or a portion of the security, is on loan.

(5)
The grouping contains securities on loan.

(6)
The grouping contains Level 3 securities.

(7)
Represents securities purchased with cash collateral received for securities on loan.

(8)
Rate shown is the 7-day yield as of June 30, 2018.

Sector Diversification	Percentage of Net Assets
Information Technology	27.3%
Financials	22.0
Consumer Discretionary	9.5
Materials	7.7
Energy	7.2
Consumer Staples	6.5
Industrials	4.6
Telecommunication Services	4.3
Health Care	3.2

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2018 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Real Estate	2.5
Utilities	2.3
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:(1)
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock
Brazil	$30,915,147	$—	$—	$30,915,147
Chile	7,960,696	—	—	7,960,696
China	70,645,370	197,273,796	—	267,919,166
Colombia	3,394,536	—	—	3,394,536
Czech Republic	113,881	1,370,744	—	1,484,625
Egypt	284,218	769,011	—	1,053,229
Greece	—	2,502,847	24,378	2,527,225
Hungary	—	2,198,769	—	2,198,769
India	3,401,683	67,533,517	—	70,935,200
Indonesia	—	15,639,615	—	15,639,615
Malaysia	1,291,558	17,864,060	—	19,155,618
Mexico	24,486,257	—	—	24,486,257
Pakistan	459,391	127,225	—	586,616
Peru	2,780,066	—	—	2,780,066
Philippines	798,790	6,958,911	—	7,757,701
Poland	286,240	8,737,390	—	9,023,630
Qatar	1,688,463	4,656,794	—	6,345,257
Romania	518,291	—	—	518,291
Russia	1,880,823	24,653,061	—	26,533,884
Singapore	—	181,202	—	181,202
South Africa	9,156,557	44,021,835	—	53,178,392
South Korea	1,312,447	111,977,338	387,512	113,677,297
Taiwan	1,306,296	94,250,709	—	95,557,005
Thailand	770,719	17,075,158	—	17,845,877
Turkey	—	6,169,271	—	6,169,271
United Arab Emirates	3,844,618	1,159,625	—	5,004,243
Total Common Stock	167,296,047	625,120,878	411,890	792,828,815
Preferred Stock	18,067,793	6,665,461	—	24,733,254
Rights	—	—	—	—
Short-Term Investments	17,042,000	8,988,012	—	26,030,012
Total Investments, at fair value	$202,405,840	$640,774,351	$411,890	$843,592,081
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(1)	$—	$(1)
Futures	(1,402,363)	—	—	(1,402,363)
Total Liabilities	$(1,402,363)	$(1)	$—	$(1,402,364)

(1)
For the period ended June 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio (Note 2) certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2018, securities valued at $87,251,683 and $7,926,171 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively, within the fair value hierarchy. In addition, securities valued at $459,961 transferred from Level 1 and Level 2 to Level 3 due to significant unobservable inputs.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2018 (Unaudited) (continued)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2018, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Index Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 4,253	EGP 76,104	The Bank of New York Mellon	07/02/18	$(1)
				$(1)

At June 30, 2018, the following futures contracts were outstanding for Voya Emerging Markets Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI Emerging Markets Index	459	09/21/18	$24,402,735	$(1,402,363)
			$24,402,735	$(1,402,363)

Currency Abbreviations
EGP – Egyptian Pound
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1
Equity contracts	Net Assets — Unrealized depreciation*	1,402,363
Total Liabiity Derivatives		$1,402,364

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$24,364	$—	$24,364
Equity contracts	—	(1,724,665)	(1,724,665)
Total	$24,364	$(1,724,665)	$(1,700,301)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(1)	$—	$(1)
Equity contracts	—	(1,570,211)	(1,570,211)
Total	$(1)	$(1,570,211)	$(1,570,212)

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2018 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2018:
The Bank of New York Mellon
Liabilities:
Forward foreign currency contracts	$1
Total Liabilities	$1
Net OTC derivative instruments by counterparty, at fair value	$(1)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$(1)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $801,437,116.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$131,458,402
Gross Unrealized Depreciation	(89,484,758)
Net Unrealized Appreciation	$41,973,644

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Euro STOXX 50® Index Portfolio	as of June 30, 2018 (Unaudited)

Geographic Diversification as of June 30, 2018 (as a percentage of net assets)

France	35.0%
Germany	31.0%
Netherlands	13.0%
Spain	9.2%
Italy	4.8%
Belgium	2.7%
Finland	1.2%
Ireland	1.1%
Assets in Excess of Other Liabilities*	2.0%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.9%
	Belgium: 2.7%
109,866	Anheuser-Busch InBev SA/NV	$11,081,646	2.7
	Finland: 1.2%
813,992	Nokia OYJ - Finland	4,668,967	1.2
	France: 35.0%
61,968	Air Liquide SA	7,767,401	1.9
301,111	AXA S.A.	7,357,288	1.8
166,542	BNP Paribas	10,301,790	2.6
80,012	Cie de Saint-Gobain	3,564,134	0.9
92,002	Danone	6,717,304	1.7
267,170	Engie SA	4,086,772	1.0
31,673	Essilor International Cie Generale d’Optique SA	4,465,779	1.1
35,584	L’Oreal S.A.	8,772,418	2.2
38,934	LVMH Moet Hennessy Louis Vuitton SE	12,926,841	3.2
296,251	Orange SA	4,945,071	1.2
51,839	Safran S.A.	6,277,964	1.6
163,508	Sanofi	13,123,090	3.3
77,865	Schneider Electric SE	6,475,787	1.6
116,779	Societe Generale	4,908,218	1.2
384,269	Total SA	23,335,057	5.8
20,080 (1)	Unibail-Rodamco-Westfield	4,421,394	1.1
80,344	Vinci SA	7,712,323	1.9
149,315	Vivendi SA	3,652,684	0.9
		140,811,315	35.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany: 29.9%
26,292	Adidas AG	$5,724,243	1.4
63,635	Allianz SE	13,112,308	3.3
132,759	BASF SE	12,674,325	3.2
134,794	Bayer AG	14,803,581	3.7
46,317	Bayerische Motoren Werke AG	4,186,713	1.0
129,076	Daimler AG	8,268,245	2.1
274,987	Deutsche Bank AG	2,941,945	0.7
141,685	Deutsche Post AG	4,603,403	1.1
468,755	Deutsche Telekom AG	7,244,341	1.8
318,152	E.ON AG	3,389,756	0.8
59,122	Fresenius SE & Co. KGaA	4,733,590	1.2
21,615	Muenchener Rueckversicherungs- Gesellschaft AG	4,544,406	1.1
156,209	SAP SE	18,029,319	4.5
122,862	Siemens AG	16,187,805	4.0
		120,443,980	29.9
	Ireland: 1.1%
121,906	CRH PLC	4,287,966	1.1
	Italy: 4.8%
1,122,858	Enel S.p.A.	6,221,968	1.6
367,181	ENI S.p.A.	6,808,048	1.7
2,119,565	Intesa Sanpaolo SpA	6,132,484	1.5
		19,162,500	4.8
	Netherlands: 13.0%
82,584	Airbus SE	9,637,136	2.4
62,365	ASML Holding NV	12,341,101	3.1
562,466	ING Groep NV	8,073,941	2.0
136,002	Koninklijke Philips NV	5,762,136	1.4
180,216	Koninklijke Ahold Delhaize NV	4,303,130	1.1
218,729	Unilever NV	12,186,935	3.0
		52,304,379	13.0
	Spain: 9.2%
963,793	Banco Bilbao Vizcaya Argentaria SA	6,797,224	1.7
2,332,360	Banco Santander SA	12,465,239	3.1
850,865	Iberdrola S.A.	6,561,672	1.6
160,644	Industria de Diseno Textil SA	5,470,596	1.4
674,085	Telefonica S.A.	5,721,261	1.4
		37,015,992	9.2

	Total Common Stock (Cost $347,414,105)	389,776,745	96.9

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Euro STOXX 50® Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 1.1%
	Germany: 1.1%
26,462	Volkswagen AG	$4,371,800	1.1
	Total Preferred Stock (Cost $3,721,152)	4,371,800	1.1
RIGHTS: —%
	Italy: —%
2,033,574 (2)	Other Securities	—	—
	Total Rights (Cost $–)	—	—
	Total Long-Term Investments (Cost $351,135,257)	394,148,545	98.0
SHORT-TERM INVESTMENTS: 1.4%
	Mutual Funds: 1.4%
5,606,000 (3)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810% (Cost $5,606,000)	5,606,000	1.4
	Total Short-Term Investments (Cost $5,606,000)	5,606,000	1.4
	Total Investments in Securities (Cost $356,741,257)	$399,754,545	99.4
	Assets in Excess of Other Liabilities	2,251,149	0.6
	Net Assets	$402,005,694	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1)
Non-income producing security.

(2)
The grouping contains non-income producing securities.

(3)
Rate shown is the 7-day yield as of June 30, 2018.

Sector Diversification	Percentage of Net Assets
Financials	19.0%
Industrials	13.5
Consumer Discretionary	11.1
Health Care	10.7
Consumer Staples	10.7
Information Technology	8.8
Energy	7.5
Materials	6.2
Utilities	5.0
Telecommunication Services	4.4
Real Estate	1.1
Rights	0.0
Short-Term Investments	1.4
Assets in Excess of Other Liabilities	0.6
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock
Belgium	$—	$11,081,646	$—	$11,081,646
Finland	—	4,668,967	—	4,668,967
France	4,421,394	136,389,921	—	140,811,315
Germany	—	120,443,980	—	120,443,980
Ireland	—	4,287,966	—	4,287,966
Italy	—	19,162,500	—	19,162,500
Netherlands	—	52,304,379	—	52,304,379
Spain	—	37,015,992	—	37,015,992
Total Common Stock	4,421,394	385,355,351	—	389,776,745
Preferred Stock	—	4,371,800	—	4,371,800
Rights	—	—	—	—
Short-Term Investments	5,606,000	—	—	5,606,000
Total Investments, at fair value	$10,027,394	$389,727,151	$—	$399,754,545
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Euro STOXX 50® Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Other Financial Instruments+
Forward Foreign Currency Contracts	—	55,191	—	55,191
Total Assets	$10,027,394	$389,782,342	$—	$399,809,736
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(15,644)	$—	$(15,644)
Futures	(136,389)	—	—	(136,389)
Total Liabilities	$(136,389)	$(15,644)	$—	$(152,033)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2018, the following forward foreign currency contracts were outstanding for Voya Euro STOXX 50® Index Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 583,088	EUR 500,000	State Street Bank and Trust Co.	09/19/18	$(4,330)
USD 699,040	EUR 600,000	State Street Bank and Trust Co.	09/19/18	(5,861)
USD 583,058	EUR 500,000	State Street Bank and Trust Co.	09/19/18	(4,360)
EUR 8,300,000	USD 9,695,944	State Street Bank and Trust Co.	09/19/18	55,191
USD 938,775	EUR 800,000	The Bank of New York Mellon	09/19/18	(1,093)
				$39,547

At June 30, 2018, the following futures contracts were outstanding for Voya Euro STOXX 50® Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
EURO STOXX 50® Index	170	09/21/18	$6,732,025	$(136,389)
			$6,732,025	$(136,389)

Currency Abbreviations
EUR – EU Euro
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$55,191
Total Asset Derivatives		$55,191
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$15,644
Equity contracts	Net Assets — Unrealized depreciation*	136,389
Total Liability Derivatives		$152,033

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Euro STOXX 50® Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(1,048,708)	$—	$(1,048,708)
Equity contracts	—	219,816	219,816
Total	$(1,048,708)	$219,816	$(828,892)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(16,565)	$—	$(16,565)
Equity contracts	—	(82,423)	(82,423)
Total	$(16,565)	$(82,423)	$(98,988)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2018:
	State Street Bank and Trust Co.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$55,191	$—	$55,191
Total Assets	$55,191	$—	$55,191
Liabilities:
Forward foreign currency contracts	$14,551	$1,093	$15,644
Total Liabilities	$14,551	$1,093	$15,644
Net OTC derivative instruments by counterparty, at fair value	$40,640	$(1,093)	39,547
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$40,640	$(1,093)	$39,547

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $368,470,421.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$53,971,896
Gross Unrealized Depreciation	(22,775,055)
Net Unrealized Appreciation	$31,196,841

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya FTSE 100 Index® Portfolio	as of June 30, 2018 (Unaudited)

Geographic Diversification as of June 30, 2018 (as a percentage of net assets)

United Kingdom	82.5%
Netherlands	11.1%
Switzerland	3.1%
Ireland	1.0%
Germany	0.4%
United Arab Emirates	0.1%
Mexico	0.1%
Assets in Excess of Other Liabilities*	1.7%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.9%
	Germany: 0.4%
40,937	Other Securities	$895,373	0.4
	Ireland: 1.0%
38,555	Other Securities	2,515,462	1.0
	Mexico: 0.1%
17,352	Other Securities	261,489	0.1
	Netherlands: 11.1%
432,908	Royal Dutch Shell PLC - Class A	14,982,468	6.0
352,719	Royal Dutch Shell PLC - Class B	12,631,912	5.1
		27,614,380	11.1
	Switzerland: 3.1%
22,189	Ferguson PLC	1,795,262	0.7
1,098,774	Glencore PLC	5,216,742	2.1
18,535	Other Securities	616,930	0.3
		7,628,934	3.1
	United Arab Emirates: 0.1%
8,097	Other Securities	381,107	0.1
	United Kingdom: 82.1%
89,602	3i Group PLC	1,060,809	0.4
92,891 (1)	Anglo American PLC	2,062,265	0.8
45,971	Ashtead Group PLC	1,368,985	0.6
32,712	Associated British Foods PLC	1,179,538	0.5
119,265	AstraZeneca PLC	8,249,216	3.3
377,268	Aviva PLC	2,503,204	1.0
300,333	BAE Systems PLC	2,555,023	1.0
1,604,778	Barclays PLC	3,966,582	1.6
195,663	BHP Billiton PLC	4,391,150	1.8
1,838,015	BP PLC	13,984,555	5.6
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom (continued)
214,774		British American Tobacco PLC	$10,818,883	4.3
784,935		BT Group PLC	2,251,777	0.9
39,027		Burberry Group PLC	1,109,168	0.5
527,669		Centrica PLC	1,095,641	0.4
148,859		Compass Group PLC	3,173,020	1.3
79,267		CRH PLC - London	2,780,466	1.1
227,265		Diageo PLC	8,164,691	3.3
86,110		Experian PLC	2,124,213	0.9
458,582		GlaxoSmithKline PLC	9,245,435	3.7
1,891,100		HSBC Holdings PLC	17,671,086	7.1
89,357		Imperial Brands PLC	3,318,547	1.3
117,172		Informa PLC	1,287,963	0.5
17,928		InterContinental Hotels Group PLC	1,114,497	0.5
154,116		International Consolidated Airlines Group SA	1,344,573	0.5
15,183		Intertek Group PLC	1,141,617	0.5
556,870		Legal & General Group PLC	1,947,839	0.8
6,756,800		Lloyds Banking Group Plc	5,606,230	2.3
29,340		London Stock Exchange Group PLC	1,727,230	0.7
410,921		Melrose Industries PLC	1,149,783	0.5
315,635		National Grid PLC	3,488,100	1.4
12,741		Next PLC	1,014,167	0.4
243,836		Prudential PLC	5,558,559	2.2
1	(2)(3)	Quilter PLC	2	0.0
58,899		Reckitt Benckiser Group PLC	4,839,422	1.9
97,820		Relx PLC	2,088,941	0.8
108,377		Rio Tinto PLC	5,973,573	2.4
156,174		Rolls-Royce Holdings PLC	2,034,177	0.8
425,131 (2)		Royal Bank of Scotland Group PLC	1,431,216	0.6
95,558		SSE PLC	1,705,761	0.7
84,353		Shire PLC	4,752,346	1.9
97,226		Sky PLC	1,872,456	0.8
82,337		Smith & Nephew PLC	1,516,672	0.6
254,460		Standard Chartered PLC	2,311,363	0.9
255,149		Standard Life Aberdeen PLC	1,092,589	0.4
909,351		Tesco PLC	3,076,874	1.2
107,907		Unilever PLC	5,960,826	2.4
2,512,023		Vodafone Group PLC	6,084,846	2.4
115,330		WPP PLC	1,812,015	0.7
3,224,075 (4)		Other Securities	29,596,333	11.9
			204,604,224	82.1
		Total Common Stock (Cost $226,148,212)	243,900,969	97.9

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya FTSE 100 Index® Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.0%
	United Kingdom: 0.0%
11,362,982 (4)	Other Securities	$14,996	0.0
	Total Preferred Stock (Cost $15,815)	14,996	0.0
CLOSED-END FUNDS: 0.4%
	United Kingdom: 0.4%
132,260	Other Securities	919,587	0.4
	Total Closed-End Funds (Cost $609,269)	919,587	0.4
	Total Long-Term Investments (Cost $226,773,296)	244,835,552	98.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
	Securities Lending Collateral(5) 0.8%
29,967	Bank of Nova Scotia, Repurchase Agreement dated 06/29/18, 2.11%, due 07/02/18 (Repurchase Amount $29,972, collateralized by various U.S. Government Agency Obligations, 2.500%-6.430%, Market Value plus accrued interest $30,572, due 02/01/21-06/01/48)	29,967	0.0
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $1,000,187, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,020,000, due 11/15/42-08/15/44)	1,000,000	0.4
1,000,000	National Bank Financial, Repurchase Agreement dated 06/29/18, 2.01%, due 07/02/18 (Repurchase Amount $1,000,165, collateralized by various U.S. Government Securities, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 09/06/18-09/09/49)	1,000,000	0.4
		2,029,967	0.8
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.8%
1,997,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810% (Cost $1,997,000)	$1,997,000	0.8
	Total Short-Term Investments (Cost $4,026,967)	4,026,967	1.6
	Total Investments in Securities (Cost $230,800,263)	$248,862,519	99.9
	Assets in Excess of Other Liabilities	233,322	0.1
	Net Assets	$249,095,841	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Security, or a portion of the security, is on loan.

(2)
Non-income producing security.

(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)
The grouping contains non-income producing securities.

(5)
Represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of June 30, 2018.

Sector Diversification	Percentage of Net Assets
Financials	19.6%
Energy	16.7
Consumer Staples	15.8
Materials	10.6
Health Care	9.6
Consumer Discretionary	9.1
Industrials	8.0
Telecommunication Services	3.3
Utilities	3.0
Information Technology	1.3
Real Estate	0.9
Closed-End Funds	0.4
Short-Term Investments	1.6
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya FTSE 100 Index® Portfolio	as of June 30, 2018 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:(1)
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock
Germany	$—	$895,373	$—	$895,373
Ireland	—	2,515,462	—	2,515,462
Mexico	—	261,489	—	261,489
Netherlands	—	27,614,380	—	27,614,380
Switzerland	—	7,628,934	—	7,628,934
United Arab Emirates	—	381,107	—	381,107
United Kingdom	2	204,604,222	—	204,604,224
Total Common Stock	2	243,900,967	—	243,900,969
Preferred Stock	—	14,996	—	14,996
Closed-End Funds	—	919,587	—	919,587
Short-Term Investments	1,997,000	2,029,967	—	4,026,967
Total Investments, at fair value	$1,997,002	$246,865,517	$—	$248,862,519
Other Financial Instruments+
Forward Foreign Currency Contracts	—	224	—	224
Total Assets	$1,997,002	$246,865,741	$—	$248,862,743
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(9,256)	$—	$(9,256)
Futures	(26,066)	—	—	(26,066)
Total Liabilities	$(26,066)	$(9,256)	$—	$(35,322)

(1)
For the period ended June 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio (Note 2) certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2018, securities valued at $17,536,576 were transferred from Level 1 to Level 2 within the fair value hierarchy.

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2018, the following forward foreign currency contracts were outstanding for Voya FTSE 100 Index® Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 132,669	GBP 100,000	Barclays Bank PLC	09/19/18	$224
GBP 1,900,000	USD 2,525,707	Citibank N.A.	09/19/18	(9,256)
				$(9,032)

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya FTSE 100 Index® Portfolio	as of June 30, 2018 (Unaudited) (continued)

At June 30, 2018, the following futures contracts were outstanding for Voya FTSE 100 Index® Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
FTSE 100 Index	39	09/21/18	$3,912,507	$(26,066)
			$3,912,507	$(26,066)

Currency Abbreviations
GBP – British Pound
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$224
Total Asset Derivatives		$224
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$9,256
Equity contracts	Net Assets — Unrealized depreciation*	26,066
Total Liability Derivatives		$35,322

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(132,087)	$—	$(132,087)
Equity contracts	—	579,378	579,378
Total	$(132,087)	$579,378	$447,291

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(22,134)	$—	$(22,134)
Equity contracts	—	(61,389)	(61,389)
Total	$(22,134)	$(61,389)	$(83,523)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2018:
	Barclays Bank PLC	Citibank N.A.	Totals
Assets:
Forward foreign currency contracts	$224	$—	$224
Total Assets	$224	$—	$224
Liabilities:
Forward foreign currency contracts	$—	$9,256	$9,256
Total Liabilities	$—	$9,256	$9,256
Net OTC derivative instruments by counterparty, at fair value	$224	$(9,256)	(9,032)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$224	$(9,256)	$(9,032)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya FTSE 100 Index® Portfolio	as of June 30, 2018 (Unaudited) (continued)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $239,290,876.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$34,347,411
Gross Unrealized Depreciation	(24,423,126)
Net Unrealized Appreciation	$9,924,285

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Hang Seng Index Portfolio	as of June 30, 2018 (Unaudited)

Geographic Diversification as of June 30, 2018 (as a percentage of net assets)
China	54.3%
Hong Kong	31.1%
United Kingdom	9.8%
Macau	1.1%
Assets in Excess of Other Liabilities*	3.7%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.3%
	China: 54.3%
30,500	AAC Technologies Holdings, Inc.	$428,319	0.8
3,330,746	Bank of China Ltd. - H Shares	1,651,800	3.2
367,451	Bank of Communications Co., Ltd. - H Shares	281,232	0.6
155,129	BOC Hong Kong Holdings Ltd.	729,097	1.4
4,032,107	China Construction Bank - H Shares	3,689,545	7.2
311,911	China Life Insurance Co., Ltd. - H Shares	800,205	1.6
115,000	China Mengniu Dairy Co., Ltd.	387,869	0.8
55,964	China Merchants Port Holdings Co. Ltd	113,343	0.2
257,601	China Mobile Ltd.	2,285,680	4.5
160,991	China Overseas Land & Investment Ltd.	528,405	1.0
1,070,438	China Petroleum & Chemical Corp. - H Shares	958,168	1.9
116,444	China Resources Land Ltd.	391,142	0.8
81,654	China Resources Power Holdings Co.	143,500	0.3
142,341	China Shenhua Energy Co., Ltd. - H Shares	336,672	0.7
321,110	China Unicom Hong Kong Ltd.	400,259	0.8
243,811	CITIC Ltd.	342,979	0.7
748,714	CNOOC Ltd.	1,282,955	2.5
319,000	Country Garden Holdings Co. Ltd.	559,206	1.1
196,000	CSPC Pharmaceutical Group Ltd.	588,549	1.2
226,000	Geely Automobile Holdings Ltd.	581,474	1.1
30,500	Hengan International Group Co., Ltd.	292,552	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
3,093,340	Industrial & Commercial Bank of China - H Shares	$2,307,137	4.5
884,604	PetroChina Co., Ltd. - H Shares	673,904	1.3
218,432	Ping An Insurance Group Co. of China Ltd. - H Shares	2,000,329	3.9
29,900	Sunny Optical Technology Group Co. Ltd.	554,566	1.1
101,075	Tencent Holdings Ltd.	5,075,522	10.0
261,000	Want Want China Holdings Ltd.	232,089	0.5
		27,616,498	54.3
	Hong Kong: 31.1%
506,200	AIA Group Ltd.	4,409,716	8.7
57,984	Bank of East Asia Ltd.	231,104	0.4
108,536	CK Asset Holdings Ltd.	859,205	1.7
113,036	CK Hutchison Holdings Ltd.	1,196,602	2.3
28,000	CK Infrastructure Holdings Ltd.	207,276	0.4
79,431	CLP Holdings Ltd.	855,582	1.7
99,000	Galaxy Entertainment Group Ltd.	763,137	1.5
84,706	Hang Lung Properties Ltd.	173,993	0.3
32,043	Hang Seng Bank Ltd.	800,125	1.6
55,117	Henderson Land Development Co., Ltd.	290,647	0.6
387,494	Hong Kong & China Gas	740,708	1.5
49,341	Hong Kong Exchanges and Clearing Ltd.	1,476,655	2.9
58,322	Power Assets Holdings Ltd.	407,740	0.8
90,000	Link REIT	820,745	1.6
63,143	MTR Corp.	348,780	0.7
254,100	New World Development Ltd.	355,463	0.7
121,265	Sino Land Co.	197,052	0.4
54,555	Sun Hung Kai Properties Ltd.	821,922	1.6
21,091	Swire Pacific Ltd.	222,929	0.4
369,000 (1)	WH Group Ltd.	298,590	0.6
50,637	Wharf Real Estate Investment Co. Ltd.	359,561	0.7
		15,837,532	31.1
	Macau: 1.1%
101,600	Sands China Ltd.	541,669	1.1
	United Kingdom: 9.8%
535,628	HSBC Holdings PLC (HKD)	5,011,341	9.8
	Total Common Stock (Cost $29,793,131)	49,007,040	96.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Hang Seng Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
100,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810% (Cost $100,000)	$100,000	0.2
	Total Short-Term Investments (Cost $100,000)	100,000	0.2
	Total Investments in Securities (Cost $29,893,131)	$49,107,040	96.5
	Assets in Excess of Other Liabilities	1,788,676	3.5
	Net Assets	$50,895,716	100.0

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2),

under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)
Rate shown is the 7-day yield as of June 30, 2018.

Sector Diversification	Percentage of Net Assets
Financials	45.8%
Information Technology	11.9
Real Estate	10.9
Energy	6.4
Telecommunication Services	5.3
Utilities	4.7
Industrials	3.9
Consumer Discretionary	3.7
Consumer Staples	2.5
Health Care	1.2
Short-Term Investments	0.2
Assets in Excess of Other Liabilities	3.5
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:(1)
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock
China	$—	$27,616,498	$—	$27,616,498
Hong Kong	407,740	15,429,792	—	15,837,532
Macau	—	541,669	—	541,669
United Kingdom	—	5,011,341	—	5,011,341
Total Common Stock	407,740	48,599,300	—	49,007,040
Short-Term Investments	100,000	—	—	100,000
Total Investments, at fair value	$507,740	$48,599,300	$—	$49,107,040
Other Financial Instruments+
Forward Foreign Currency Contracts	—	341	—	341
Total Assets	$507,740	$48,599,641	$—	$49,107,381
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(157)	$—	$(157)
Futures	(893)	—	—	(893)
Total Liabilities	$(893)	$(157)	$—	$(1,050)

(1)
For the period ended June 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio (Note 2) certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2018, securities valued at $2,317,027 and $706,529 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively, within the fair value hierarchy.

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Hang Seng Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2018, the following forward foreign currency contracts were outstanding for Voya Hang Seng Index Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 318,919	HKD 2,500,000	State Street Bank and Trust Co.	09/19/18	$(157)
HKD 6,800,000	USD 867,545	State Street Bank and Trust Co.	09/19/18	341
				$184

At June 30, 2018, the following futures contracts were outstanding for Voya Hang Seng Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Hang Seng Index	10	07/30/18	$1,830,708	$(893)
			$1,830,708	$(893)

Currency Abbreviations
HKD – Hong Kong Sar Dollar
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$341
Total Asset Derivatives		$341
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$157
Equity contracts	Net Assets — Unrealized depreciation*	893
Total Liability Derivatives		$1,050

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(6,489)	$—	$(6,489)
Equity contracts	—	(4,141)	(4,141)
Total	$(6,489)	$(4,141)	$(10,630)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$768	$—	$768
Equity contracts	—	(13,090)	(13,090)
Total	$768	$(13,090)	$(12,322)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Hang Seng Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2018:
State Street Bank and Trust Co.
Assets:
Forward foreign currency contracts	$341
Total Assets	$341
Liabilities:
Forward foreign currency contracts	$157
Total Liabilities	$157
Net OTC derivative instruments by counterparty, at fair value	$184
Total collateral pledged by the Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$184

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $31,129,919.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$19,240,937
Gross Unrealized Depreciation	(1,150,880)
Net Unrealized Appreciation	$18,090,057

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2018 (Unaudited)

Geographic Diversification as of June 30, 2018 (as a percentage of net assets)

Japan	23.0%
United Kingdom	15.0%
France	9.8%
Germany	9.1%
Switzerland	8.1%
Australia	6.6%
Netherlands	6.0%
Hong Kong	3.2%
Spain	2.9%
Sweden	2.5%
Countries between 0.0% – 2.0%^	9.6%
Assets in Excess of Other Liabilities*	4.2%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 16 countries, which each represents 0.0% – 2.0% of net assets.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.3%
		Australia: 6.6%
345,184		Australia & New Zealand Banking Group Ltd.	$7,224,557	0.4
379,450		BHP Billiton Ltd.	9,494,606	0.5
207,316		Commonwealth Bank of Australia	11,181,085	0.6
53,452		CSL Ltd.	7,608,526	0.4
321,298		National Australia Bank Ltd.	6,523,832	0.4
48,390		Rio Tinto Ltd.	2,989,791	0.2
402,444		Westpac Banking Corp.	8,739,865	0.5
10,222,445	(1)(2)(3)	Other Securities	63,220,258	3.6
			116,982,520	6.6
		Austria: 0.2%
93,363		Other Securities	4,112,416	0.2
		Belgium: 1.0%
90,065		Anheuser-Busch InBev SA/NV	9,084,416	0.5
141,971 (2)		Other Securities	9,205,784	0.5
			18,290,200	1.0
		China: 0.1%
523,417		Other Securities	2,418,647	0.1
		Denmark: 1.6%
208,623		Novo Nordisk A/S	9,636,414	0.5
22,331 (4)		Orsted A/S	1,349,265	0.1
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Denmark (continued)
277,136	(1)(2)	Other Securities	$17,023,755	1.0
			28,009,434	1.6
		Finland: 1.0%
1,069,629		Other Securities	17,487,772	1.0
		France: 9.8%
50,574		Air Liquide SA	6,339,216	0.4
7,381 (4)		Amundi SA	510,210	0.0
132,941		BNP Paribas	8,223,333	0.5
29,749		L’Oreal S.A.	7,333,933	0.4
32,964		LVMH Moet Hennessy Louis Vuitton SE	10,944,686	0.6
133,456		Sanofi	10,711,128	0.6
285,151		Total SA	17,316,033	1.0
2,622,945	(1)(2)	Other Securities	111,365,357	6.3
			172,743,896	9.8
		Germany: 8.6%
51,976		Allianz SE	10,709,913	0.6
108,650		BASF SE	10,372,671	0.6
106,288		Bayer AG	11,672,945	0.7
22,633 (4)		Covestro AG	2,011,705	0.1
109,600		Daimler AG	7,020,667	0.4
10,672	(4)(5)	Delivery Hero AG	565,670	0.0
16,761	(4)(6)	Innogy SE	716,092	0.0
116,310		SAP SE	13,424,259	0.8
90,537		Siemens AG	11,928,793	0.7
17,922	(4)(5)	Siemens Healthineers AG	738,542	0.0
13,319	(4)(5)	Zalando SE	742,296	0.1
2,181,795	(1)(2)	Other Securities	81,563,572	4.6
			151,467,125	8.6
		Hong Kong: 3.2%
1,428,099		AIA Group Ltd.	12,440,758	0.7
324,000 (4)		HK Electric Investments & HK Electric Investments Ltd.	308,902	0.0
1,049,000 (4)		WH Group Ltd.	848,837	0.1
8,242,442		Other Securities	42,323,948	2.4
			55,922,445	3.2
		Ireland: 0.5%
367,714 (2)		Other Securities	9,043,576	0.5
		Israel: 0.5%
779,514 (2)		Other Securities	8,783,767	0.5
		Italy: 2.0%
46,162	(4)(5)	Pirelli & C SpA	384,402	0.0
63,471 (4)		Poste Italiane SpA	529,770	0.0
6,205,332	(1)(2)	Other Securities	34,381,339	2.0
			35,295,511	2.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: 23.0%
11,444		Keyence Corp.	$6,454,583	0.4
159,793		Mitsubishi Corp.	4,430,912	0.2
216,161		Mitsubishi Electric Corp.	2,868,006	0.2
140,627		Mitsubishi Estate Co., Ltd.	2,454,913	0.1
35,519		Mitsubishi Heavy Industries Ltd.	1,291,164	0.1
81,115		Mitsubishi Motors Corp.	646,592	0.0
1,398,806		Mitsubishi UFJ Financial Group, Inc.	7,924,074	0.4
54,376		Mitsubishi UFJ Lease & Finance Co., Ltd.	333,345	0.0
97,646		SoftBank Group Corp.	6,972,720	0.4
149,770		Sony Corp.	7,670,374	0.4
159,251		Sumitomo Mitsui Financial Group, Inc.	6,211,744	0.4
39,185		Sumitomo Mitsui Trust Holdings, Inc.	1,545,990	0.1
270,358		Toyota Motor Corp.	17,483,779	1.0
17,990,256	(1)(2)	Other Securities	340,016,110	19.3
			406,304,306	23.0
		Luxembourg: 0.1%
104,082		Other Securities	2,124,515	0.1
		Macau: 0.2%
822,914		Other Securities	2,674,729	0.2
		Mexico: 0.0%
26,064		Other Securities	392,777	0.0
		Netherlands: 6.0%
50,036 (4)		ABN AMRO Group NV	1,294,022	0.1
68,704		Airbus SE	8,017,410	0.4
48,443		ASML Holding NV	9,586,145	0.5
458,294		ING Groep NV	6,578,600	0.4
21,223		Koninklijke DSM NV	2,123,131	0.1
399,448		Koninklijke KPN NV	1,086,172	0.0
110,804		Koninklijke Philips NV	4,694,547	0.3
543,728		Royal Dutch Shell PLC - Class A	18,817,825	1.1
443,219		Royal Dutch Shell PLC - Class B	15,872,985	0.9
184,801		Unilever NV	10,296,567	0.6
812,809 (2)		Other Securities	28,088,439	1.6
			106,455,843	6.0
		New Zealand: 0.2%
787,358 (2)		Other Securities	3,615,720	0.2
		Norway: 0.7%
716,082		Other Securities	12,505,393	0.7
		Portugal: 0.2%
390,470		Other Securities	2,766,218	0.2
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Singapore: 1.2%
6,530,784		Other Securities	$21,551,699	1.2
		Spain: 2.9%
7,964 (4)		Aena SME SA	1,441,860	0.1
1,908,258		Banco Santander SA	10,198,636	0.6
27,467 (6)		Siemens Gamesa Renewable Energy SA	367,156	0.0
4,094,343 (1)		Other Securities	38,989,656	2.2
			50,997,308	2.9
		Sweden: 2.5%
2,911,193	(1)(2)	Other Securities	43,387,985	2.5
		Switzerland: 8.1%
1,366,337		Glencore PLC	6,487,073	0.4
368,385		Nestle SA	28,550,150	1.6
263,250		Novartis AG	19,941,436	1.1
83,145		Roche Holding AG	18,446,398	1.0
455,011		UBS Group AG	6,975,484	0.4
1,003,592 (1)		Other Securities	62,719,771	3.6
			143,120,312	8.1
		United Arab Emirates: 0.1%
55,083		Other Securities	869,787	0.1
		United Kingdom: 15.0%
149,751		AstraZeneca PLC	10,357,845	0.6
114,264 (4)		Auto Trader Group PLC	640,380	0.0
248,889		BHP Billiton PLC	5,585,670	0.3
2,355,800		BP PLC	17,924,127	1.0
271,383		British American Tobacco PLC	13,670,467	0.8
157,569 (4)		ConvaTec Group PLC	439,894	0.0
290,639		Diageo PLC	10,441,457	0.6
586,532		GlaxoSmithKline PLC	11,825,025	0.7
2,368,299		HSBC Holdings PLC	22,130,197	1.3
8,526,384		Lloyds Banking Group Plc	7,074,484	0.4
82,059 (4)		Merlin Entertainments PLC	418,393	0.0
305,595		Prudential PLC	6,966,436	0.4
1	(4)(5)	Quilter PLC	2	0.0
79,023		Reckitt Benckiser Group PLC	6,492,905	0.4
141,866		Rio Tinto PLC	7,819,435	0.4
145,571		Unilever PLC	8,041,400	0.5
3,152,825		Vodafone Group PLC	7,637,054	0.4
15,059,475	(1)(2)	Other Securities	126,286,200	7.2
			263,751,371	15.0
		Total Common Stock (Cost $1,452,936,910)	1,681,075,272	95.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.5%
	Germany: 0.5%
100,825	Other Securities	$9,244,021	0.5
	United Kingdom: 0.0%
12,985,971 (2)	Other Securities	17,138	0.0
	Total Preferred Stock (Cost $9,246,725)	9,261,159	0.5
RIGHTS: 0.0%
	Italy: —%
1,663,188 (2)	Other Securities	—	—
	Spain: 0.0%
180,608 (2)	Other Securities	115,829	0.0
	Total Rights (Cost $116,947)	115,829	0.0
	Total Long-Term Investments (Cost $1,462,300,582)	1,690,452,260	95.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.6%
	Securities Lending Collateral(7): 1.2%
4,859,173	Dominion Securities Inc., Repurchase Agreement dated 06/29/18, 2.11%, due 07/02/18 (Repurchase Amount $4,860,016, collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $4,956,356, due 11/01/36-06/01/48)	4,859,173	0.3
4,859,173	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $4,860,084, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $4,956,357, due 11/15/42-08/15/44)	4,859,173	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(7) (continued)
4,859,173	National Bank Financial, Repurchase Agreement dated 06/29/18, 2.01%, due 07/02/18 (Repurchase Amount $4,859,976, collateralized by various U.S. Government Securities, 0.000%-6.000%, Market Value plus accrued interest $4,956,357, due 09/06/18-09/09/49)	$4,859,173	0.3
1,021,939	Natwest Markets PLC, Repurchase Agreement dated 06/29/18, 2.09%, due 07/02/18 (Repurchase Amount $1,022,115, collateralized by various U.S. Government Securities, 2.500%-6.625%, Market Value plus accrued interest $1,042,388, due 05/15/20-05/15/46)	1,021,939	0.0
4,859,173	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $4,860,092, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,956,393, due 07/15/19-02/15/48)	4,859,173	0.3
		20,458,631	1.2
Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.4%
60,500,000 (8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810% (Cost $60,500,000)	60,500,000	3.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Total Short-Term Investments (Cost $80,958,631)	$80,958,631	4.6
Total Investments in Securities (Cost $1,543,259,213)	$1,771,410,891	100.4
Liabilities in Excess of Other Assets	(7,752,947)	(0.4)
Net Assets	$1,763,657,944	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
The grouping contains securities on loan.

(2)
The grouping contains non-income producing securities.

(3)
The grouping contains Level 3 securities.

(4)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(5)
Non-income producing security.

(6)
Security, or a portion of the security, is on loan.

(7)
Represents securities purchased with cash collateral received for securities on loan.

(8)
Rate shown is the 7-day yield as of June 30, 2018.

Sector Diversification	Percentage of Net Assets
Financials	18.7%
Industrials	13.3
Consumer Discretionary	11.9
Consumer Staples	11.1
Health Care	10.2
Materials	7.7
Information Technology	6.8
Energy	6.0
Real Estate	3.6
Utilities	3.3
Telecommunication Services	3.2
Rights	0.0
Short-Term Investments	4.6
Liabilities in Excess of Other Assets	(0.4)
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:(1)
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$116,982,520	$—	$116,982,520
Austria	—	4,112,416	—	4,112,416
Belgium	429,969	17,860,231	—	18,290,200
China	—	2,418,647	—	2,418,647
Denmark	—	28,009,434	—	28,009,434
Finland	—	17,487,772	—	17,487,772
France	3,743,271	169,000,625	—	172,743,896
Germany	—	151,467,125	—	151,467,125
Hong Kong	2,639,809	53,282,636	—	55,922,445
Ireland	3,393,870	5,649,706	—	9,043,576
Israel	4,279,944	4,503,823	—	8,783,767
Italy	—	35,295,511	—	35,295,511
Japan	642,338	405,661,968	—	406,304,306
Luxembourg	—	2,124,515	—	2,124,515
Macau	—	2,674,729	—	2,674,729
Mexico	—	392,777	—	392,777
Netherlands	5,285,358	101,170,485	—	106,455,843
New Zealand	—	3,615,720	—	3,615,720
Norway	—	12,505,393	—	12,505,393
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Portugal	—	2,766,218	—	2,766,218
Singapore	648,200	20,903,499	—	21,551,699
Spain	—	50,997,308	—	50,997,308
Sweden	1,283,685	42,104,300	—	43,387,985
Switzerland	—	143,120,312	—	143,120,312
United Arab Emirates	—	869,787	—	869,787
United Kingdom	72,788	263,678,583	—	263,751,371
Total Common Stock	22,419,232	1,658,656,040	—	1,681,075,272
Preferred Stock	—	9,261,159	—	9,261,159
Rights	115,829	—	—	115,829
Short-Term Investments	60,500,000	20,458,631	—	80,958,631
Total Investments, at fair value	$83,035,061	$1,688,375,830	$—	$1,771,410,891
Liabilities Table
Other Financial Instruments+
Futures	$(2,431,722)	$—	$—	$(2,431,722)
Total Liabilities	$(2,431,722)	$—	$—	$(2,431,722)

(1)
For the period ended June 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio (Note 2) certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2018, securities valued at $58,632,809 and $4,790,568 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively, within the fair value hierarchy.

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2018, the following futures contracts were outstanding for Voya International Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI EAFE Index	693	09/21/18	$67,754,610	$(2,431,722)
			$67,754,610	$(2,431,722)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$2,431,722
Total Liability Derivatives		$2,431,722

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$597,152
Total	$597,152

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(2,842,109)
Total	$(2,842,109)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $1,564,888,748.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$321,154,204
Gross Unrealized Depreciation	(116,771,146)
Net Unrealized Appreciation	$204,383,058

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2018 (Unaudited)

Sector Diversification as of June 30, 2018 (as a percentage of net assets)

Industrials	21.7%
Consumer Discretionary	19.0%
Information Technology	11.8%
Financials	11.0%
Consumer Staples	9.2%
Health Care	7.0%
Materials	6.6%
Telecommunication Services	4.6%
Real Estate	3.0%
Utilities	1.7%
Energy	1.1%
Assets in Excess of Other Liabilities*	3.3%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.7%
		Consumer Discretionary: 19.0%
36,900		Bridgestone Corp.	$1,441,419	0.5
24,800		Denso Corp.	1,210,097	0.5
100,400		Honda Motor Co., Ltd.	2,943,827	1.1
41,400		Mitsubishi Motors Corp.	330,012	0.1
130,100		Nissan Motor Co., Ltd.	1,265,898	0.5
12,700		Oriental Land Co., Ltd.	1,331,553	0.5
128,050		Panasonic Corp.	1,726,681	0.7
74,812		Sony Corp.	3,831,448	1.5
22,200		Suzuki Motor Corp.	1,223,400	0.5
135,882		Toyota Motor Corp.	8,787,352	3.4
2,067,406	(1)(2)(3)	Other Securities	24,997,338	9.7
			49,089,025	19.0
		Consumer Staples: 9.2%
23,500		Asahi Group Holdings, Ltd.	1,205,261	0.5
69,400		Japan Tobacco, Inc.	1,939,481	0.7
27,500		Kao Corp.	2,096,094	0.8
54,000		Kirin Holdings Co., Ltd.	1,447,464	0.6
46,043		Seven & I Holdings Co., Ltd.	2,008,197	0.8
20,900		Shiseido Co., Ltd.	1,658,540	0.6
436,866	(1)(2)	Other Securities	13,506,402	5.2
			23,861,439	9.2
		Energy: 1.1%
178,660		JXTG Holdings, Inc.	1,239,503	0.5
121,300	(1)(2)	Other Securities	1,524,843	0.6
			2,764,346	1.1
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: 11.0%
771,500		Mitsubishi UFJ Financial Group, Inc.	$4,370,458	1.7
27,800		Mitsubishi UFJ Lease & Finance Co., Ltd.	170,424	0.1
1,484,700		Mizuho Financial Group, Inc.	2,500,956	1.0
188,700		Nomura Holdings, Inc.	913,130	0.4
73,500		ORIX Corp.	1,158,515	0.4
83,252		Sumitomo Mitsui Financial Group, Inc.	3,247,327	1.3
21,544		Sumitomo Mitsui Trust Holdings, Inc.	849,989	0.3
41,500		Tokio Marine Holdings, Inc.	1,941,505	0.7
1,343,995	(1)(2)	Other Securities	13,105,982	5.1
			28,258,286	11.0
		Health Care: 7.0%
110,000		Astellas Pharma, Inc.	1,674,044	0.6
32,100		Daiichi Sankyo Co., Ltd.	1,226,332	0.5
22,600		Hoya Corp.	1,282,075	0.5
23,200		Otsuka Holdings Co. Ltd.	1,122,247	0.4
41,200		Takeda Pharmaceutical Co., Ltd.	1,733,206	0.7
326,540 (2)		Other Securities	11,091,317	4.3
			18,129,221	7.0
		Industrials: 21.7%
10,000		Central Japan Railway Co.	2,070,293	0.8
15,300		Daikin Industries Ltd.	1,828,550	0.7
20,000		East Japan Railway Co.	1,915,308	0.7
10,600		Fanuc Ltd.	2,101,045	0.8
5,300		Hitachi Construction Machinery Co., Ltd.	171,826	0.1
80,600		Itochu Corp.	1,457,718	0.6
54,100		Komatsu Ltd.	1,540,151	0.6
77,100		Mitsubishi Corp.	2,137,912	0.8
111,700		Mitsubishi Electric Corp.	1,482,027	0.6
18,600		Mitsubishi Heavy Industries Ltd.	676,135	0.3
3,500		Mitsubishi Logistics Corp.	75,474	0.0
93,000		Mitsui & Co., Ltd.	1,548,663	0.6
13,514		Nidec Corp.	2,021,555	0.8
2,700		Nomura Co., Ltd.	59,542	0.0
82,700		Recruit Holdings Co. Ltd.	2,284,063	0.9
3,500		SMC Corp.	1,281,318	0.5
1,937,043	(1)(2)	Other Securities	33,257,538	12.9
			55,909,118	21.7
		Information Technology: 11.8%
59,866 (4)		Canon, Inc.	1,963,099	0.7

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology (continued)
3,900		Hitachi High-Technologies Corp.	$158,653	0.1
268,146		Hitachi Ltd.	1,889,084	0.7
5,500		Keyence Corp.	3,102,080	1.2
11,755		Murata Manufacturing Co., Ltd.	1,973,387	0.8
6,900		Nintendo Co., Ltd.	2,252,361	0.9
7,032		Nomura Research Institute Ltd.	340,217	0.1
6,700		Otsuka Corp.	262,287	0.1
7,500		Tokyo Electron Ltd.	1,287,400	0.5
982,889	(1)(2)	Other Securities	17,200,658	6.7
			30,429,226	11.8
		Materials: 6.6%
5,800		Hitachi Chemical Co., Ltd.	116,763	0.0
11,820		Hitachi Metals Ltd.	122,559	0.1
19,500		Shin-Etsu Chemical Co., Ltd.	1,732,935	0.7
2,600		Shin-Etsu Polymer Co., Ltd.	24,212	0.0
1,048,553	(1)(2)	Other Securities	15,001,881	5.8
			16,998,350	6.6
		Real Estate: 3.0%
37,160		Daiwa House Industry Co., Ltd.	1,264,251	0.5
82,600		Mitsubishi Estate Co., Ltd.	1,441,941	0.6
55,300		Mitsui Fudosan Co., Ltd.	1,332,082	0.5
7,400		Nomura Real Estate Holdings, Inc.	163,842	0.1
192,086		Other Securities	3,420,137	1.3
			7,622,253	3.0
		Telecommunication Services: 4.6%
96,700		KDDI Corp.	2,644,253	1.0
78,600		Nippon Telegraph & Telephone Corp.	3,570,642	1.4
78,300		NTT DoCoMo, Inc.	1,995,269	0.8
49,750		SoftBank Group Corp.	3,552,556	1.4
17,400	(1)(2)	Other Securities	27,280	0.0
			11,790,000	4.6
		Utilities: 1.7%
343,721	(1)(2)	Other Securities	4,512,595	1.7
		Total Common Stock (Cost $178,073,752)	249,363,859	96.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateral(5): 1.8%
1,079,878	Bank of Nova Scotia, Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $1,080,066, collateralized by various U.S. Government Agency Obligations, 2.500%-6.430%, Market Value plus accrued interest $1,101,670, due 02/01/21-06/01/48)	$1,079,878	0.5
1,079,878	Dominion Securities Inc., Repurchase Agreement dated 06/29/18, 2.11%, due 07/02/18 (Repurchase Amount $1,080,065, collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $1,101,476, due 11/01/36-06/01/48)	1,079,878	0.4
1,079,878	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $1,080,080, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,101,476, due 11/15/42-08/15/44)	1,079,878	0.4
1,079,878	National Bank Financial, Repurchase Agreement dated 06/29/18, 2.01%, due 07/02/18 (Repurchase Amount $1,080,056, collateralized by various U.S. Government Securities, 0.000%-6.000%, Market Value plus accrued interest $1,101,476, due 09/06/18-09/09/49)	1,079,878	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
227,091	Natwest Markets PLC, Repurchase Agreement dated 06/29/18, 2.09%, due 07/02/18 (Repurchase Amount $227,130, collateralized by various U.S. Government Securities, 2.500%-6.625%, Market Value plus accrued interest $231,635, due 05/15/20-05/15/46)	$227,091	0.1
		4,546,603	1.8
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
1,398,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810% (Cost $1,398,000)	1,398,000	0.5
	Total Short-Term Investments (Cost $5,944,603)	5,944,603	2.3

Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $184,018,355)	$255,308,462	99.0
Assets in Excess of Other Liabilities	2,501,760	1.0
Net Assets	$257,810,222	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
The grouping contains securities on loan.

(2)
The grouping contains non-income producing securities.

(3)
The grouping contains Level 3 securities.

(4)
Security, or a portion of the security, is on loan.

(5)
Represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of June 30, 2018.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:(1)
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$26,751	$49,062,274	$—	$49,089,025
Consumer Staples	—	23,861,439	—	23,861,439
Energy	—	2,764,346	—	2,764,346
Financials	57,486	28,200,800	—	28,258,286
Health Care	—	18,129,221	—	18,129,221
Industrials	15,987	55,893,131	—	55,909,118
Information Technology	—	30,429,226	—	30,429,226
Materials	—	16,998,350	—	16,998,350
Real Estate	—	7,622,253	—	7,622,253
Telecommunication Services	—	11,790,000	—	11,790,000
Utilities	5,690	4,506,905	—	4,512,595
Total Common Stock	105,914	249,257,945	—	249,363,859
Short-Term Investments	1,398,000	4,546,603	—	5,944,603
Total Investments, at fair value	$1,503,914	$253,804,548	$—	$255,308,462

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2018 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(5,858)	$—	$(5,858)
Futures	(36,355)	—	—	(36,355)
Total Liabilities	$(36,355)	$(5,858)	$—	$(42,213)

(1)
For the period ended June 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio (Note 2) certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2018, securities valued at $729,140 and $21,041 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively, within the fair value hierarchy.

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2018, the following forward foreign currency contracts were outstanding for Voya Japan TOPIX Index® Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY 216,000,000	USD 1,967,699	State Street Bank and Trust Co.	09/19/18	$(5,858)
				$(5,858)

At June 30, 2018, the following futures contracts were outstanding for Voya Japan TOPIX Index® Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Tokyo Price Index (TOPIX)	50	09/13/18	$7,815,111	$(36,355)
			$7,815,111	$(36,355)

Currency Abbreviations
JPY – Japanese Yen
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$5,858
Equity contracts	Net Assets — Unrealized depreciation*	36,355
Total Liability Derivatives		$42,213

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2018 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(3,767)	$—	$(3,767)
Equity contracts	—	(61,770)	(61,770)
Total	$(3,767)	$(61,770)	$(65,537)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(9,412)	$—	$(9,412)
Equity contracts	—	(14,853)	(14,853)
Total	$(9,412)	$(14,853)	$(24,265)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2018:
State Street Bank and Trust Co.
Liabilities:
Forward foreign currency contracts	$5,858
Total Liabilities	$5,858
Net OTC derivative instruments by counterparty, at fair value	$(5,858)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$(5,858)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $189,458,051.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$74,436,236
Gross Unrealized Depreciation	(8,151,798)
Net Unrealized Appreciation	$66,284,438

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2018 (Unaudited)

Sector Diversification as of June 30, 2018 (as a percentage of net assets)

Information Technology	43.3%
Consumer Discretionary	17.2%
Health Care	12.9%
Industrials	10.5%
Consumer Staples	6.3%
Financials	3.6%
Real Estate	2.1%
Materials	1.1%
Energy	0.8%
Telecommunication Services	0.1%
Assets in Excess of Other Liabilities*	2.1%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Consumer Discretionary: 17.2%
28,028 (1)		Amazon.com, Inc.	$47,641,994	6.5
3,501 (1)		Booking Holdings, Inc.	7,096,842	1.0
83,888		Home Depot, Inc.	16,366,549	2.2
60,115		Lowe’s Cos, Inc.	5,745,190	0.8
30,325 (1)		Netflix, Inc.	11,870,115	1.6
91,311		Nike, Inc.	7,275,660	1.0
97,768		Starbucks Corp.	4,775,967	0.7
45,628		TJX Cos., Inc.	4,342,873	0.6
77,696		Walt Disney Co.	8,143,318	1.1
74,177	(2)(3)	Other Securities	12,256,294	1.7
			125,514,802	17.2
		Consumer Staples: 6.3%
137,805		Altria Group, Inc.	7,825,946	1.1
216,052		Coca-Cola Co.	9,476,041	1.3
31,797		Costco Wholesale Corp.	6,644,937	0.9
91,454		PepsiCo, Inc.	9,956,597	1.4
127,250 (3)		Other Securities	11,987,141	1.6
			45,890,662	6.3
		Energy: 0.8%
87,643		Other Securities	5,659,854	0.8
		Financials: 3.6%
87,407		Charles Schwab Corp.	4,466,498	0.7
18,281		S&P Global, Inc.	3,727,313	0.5
191,907 (3)		Other Securities	17,543,767	2.4
			25,737,578	3.6
		Health Care: 12.9%
115,580		AbbVie, Inc.	10,708,487	1.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
45,335	Amgen, Inc.	$8,368,388	1.1
14,539 (1)	Biogen, Inc.	4,219,799	0.6
52,620 (1)	Celgene Corp.	4,179,080	0.6
70,179	Gilead Sciences, Inc.	4,971,480	0.7
8,175 (1)	Intuitive Surgical, Inc.	3,911,574	0.5
35,172	Johnson & Johnson	4,267,771	0.6
24,854	Stryker Corp.	4,196,846	0.6
69,572	UnitedHealth Group, Inc.	17,068,795	2.3
331,811 (3)	Other Securities	31,840,719	4.4
		93,732,939	12.9
	Industrials: 10.5%
35,054	3M Co.	6,895,823	0.9
39,980	Boeing Co.	13,413,690	1.8
38,826	Caterpillar, Inc.	5,267,523	0.7
18,006	FedEx Corp.	4,088,442	0.6
33,685	Honeywell International, Inc.	4,852,324	0.7
16,483	Lockheed Martin Corp.	4,869,573	0.7
20,898	Raytheon Co.	4,037,076	0.6
51,538	Union Pacific Corp.	7,301,904	1.0
50,257	United Parcel Service, Inc. - Class B	5,338,801	0.7
195,091	Other Securities	20,098,117	2.8
		76,163,273	10.5
	Information Technology: 43.3%
46,797	Accenture PLC	7,655,521	1.0
54,790	Activision Blizzard, Inc.	4,181,573	0.6
35,778 (1)	Adobe Systems, Inc.	8,723,034	1.2
20,787 (1)	Alphabet, Inc. - Class A	23,472,473	3.2
21,116 (1)	Alphabet, Inc. - Class C	23,558,065	3.2
354,606	Apple, Inc.	65,641,117	9.0
32,054	Automatic Data Processing, Inc.	4,299,724	0.6
18,795	Broadcom, Inc.	4,560,419	0.6
173,079 (1)	Facebook, Inc. - Class A	33,632,711	4.6
48,078	International Business Machines Corp.	6,716,497	0.9
66,866	Mastercard, Inc. - Class A	13,140,506	1.8
523,800	Microsoft Corp.	51,651,918	7.1
42,360	Nvidia Corp.	10,035,084	1.4
86,460 (1)	PayPal Holdings, Inc.	7,199,524	1.0
51,346 (1)	Salesforce.com, Inc.	7,003,594	1.0
71,296	Texas Instruments, Inc.	7,860,384	1.1
130,119	Visa, Inc. - Class A	17,234,262	2.4
261,656 (3)	Other Securities	19,033,401	2.6
		315,599,807	43.3

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 1.1%
51,449	Other Securities	$8,228,434	1.1
	Real Estate: 2.1%
31,914	American Tower Corp.	4,601,041	0.6
59,848	Other Securities	10,877,269	1.5
		15,478,310	2.1
	Telecommunication Services: 0.1%
14,584 (3)	Other Securities	871,394	0.1
	Total Common Stock (Cost $286,409,746)	712,877,053	97.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Securities Lending Collateral(4): 0.5%
2,000,000	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $2,000,342, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $2,040,000, due 07/25/18-06/15/53)	2,000,000	0.3
486,951	Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.00%, due 07/02/18 (Repurchase Amount $487,031, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $496,690, due 07/05/18-09/09/49)	486,951	0.1
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $1,000,187, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,020,000, due 11/15/42-08/15/44)	1,000,000	0.1
		3,486,951	0.5
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 2.0%
14,973,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810% (Cost $14,973,000)	$14,973,000	2.0
	Total Short-Term Investments (Cost $18,459,951)	18,459,951	2.5
	Total Investments in Securities (Cost $304,869,697)	$731,337,004	100.4
	Liabilities in Excess of
	Other Assets	(2,930,528)	(0.4)
	Net Assets	$728,406,476	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
The grouping contains securities on loan.

(3)
The grouping contains non-income producing securities.

(4)
Represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$712,877,053	$—	$—	$712,877,053
Short-Term Investments	14,973,000	3,486,951	—	18,459,951
Total Investments, at fair value	$727,850,053	$3,486,951	$—	$731,337,004
Liabilities Table
Other Financial Instruments+
Futures	$(300,111)	$—	$—	$(300,111)
Total Liabilities	$(300,111)	$—	$—	$(300,111)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2018, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500 E-Mini	119	09/21/18	$16,193,520	$(300,111)
			$16,193,520	$(300,111)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$300,111
Total Liability Derivatives		$300,111

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$18,347
Total	$18,347

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(296,856)
Total	$(296,856)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $304,987,776.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$427,354,317
Gross Unrealized Depreciation	(1,305,200)
Net Unrealized Appreciation	$426,049,117

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2018 (Unaudited)

Sector Diversification as of June 30, 2018 (as a percentage of net assets)

Information Technology	28.2%
Health Care	15.0%
Financials	13.8%
Consumer Discretionary	12.5%
Industrials	8.3%
Consumer Staples	7.2%
Energy	6.3%
Telecommunication Services	2.5%
Materials	2.0%
Utilities	1.6%
Real Estate	1.4%
Assets in Excess of Other Liabilities*	1.2%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Consumer Discretionary: 12.5%
19,464 (1)		Amazon.com, Inc.	$33,084,907	3.7
218,735		Comcast Corp. – Class A	7,176,695	0.8
55,181		Home Depot, Inc.	10,765,813	1.2
37,630		McDonald’s Corp.	5,896,245	0.7
19,948 (1)		Netflix, Inc.	7,808,246	0.9
71,380		Walt Disney Co.	7,481,338	0.8
625,765	(2)(3)	Other Securities	39,491,286	4.4
			111,704,530	12.5
		Consumer Staples: 7.2%
90,642		Altria Group, Inc.	5,147,559	0.6
183,126		Coca-Cola Co.	8,031,906	0.9
67,826		PepsiCo, Inc.	7,384,217	0.8
74,364		Philip Morris International, Inc.	6,004,149	0.7
120,525		Procter & Gamble Co.	9,408,182	1.0
68,306		Walmart, Inc.	5,850,409	0.6
305,594 (3)		Other Securities	22,912,781	2.6
			64,739,203	7.2
		Energy: 6.3%
91,194		Chevron Corp.	11,529,658	1.3
202,829		Exxon Mobil Corp.	16,780,043	1.8
434,614		Other Securities	28,424,461	3.2
			56,734,162	6.3
		Financials: 13.8%
452,486		Bank of America Corp.	12,755,580	1.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
92,745 (1)	Berkshire Hathaway, Inc. – Class B	$17,310,854	1.9
122,128	Citigroup, Inc.	8,172,806	0.9
162,216	JPMorgan Chase & Co.	16,902,907	1.9
210,285	Wells Fargo & Co.	11,658,201	1.3
718,243	Other Securities	57,086,199	6.4
		123,886,547	13.8
	Health Care: 15.0%
81,910	Abbott Laboratories	4,995,691	0.6
76,023	AbbVie, Inc.	7,043,531	0.8
31,692	Amgen, Inc.	5,850,026	0.6
128,536	Johnson & Johnson	15,596,558	1.7
64,781	Medtronic PLC	5,545,902	0.6
128,909	Merck & Co., Inc.	7,824,776	0.9
277,773	Pfizer, Inc.	10,077,605	1.1
45,761	UnitedHealth Group, Inc.	11,227,004	1.3
620,860 (3)	Other Securities	66,303,627	7.4
		134,464,720	15.0
	Industrials: 8.3%
27,614	3M Co.	5,432,226	0.6
26,298	Boeing Co.	8,823,242	1.0
412,652	General Electric Co.	5,616,194	0.6
35,680	Honeywell International, Inc.	5,139,704	0.6
36,892	Union Pacific Corp.	5,226,858	0.6
411,561	Other Securities	43,923,016	4.9
		74,161,240	8.3
	Information Technology: 28.2%
30,779	Accenture PLC	5,035,137	0.6
23,534 (1)	Adobe Systems, Inc.	5,737,825	0.6
14,302 (1)	Alphabet, Inc. - Class A	16,149,675	1.8
14,578 (1)	Alphabet, Inc. - Class C	16,263,946	1.8
235,513	Apple, Inc.	43,595,811	4.9
20,640	Broadcom, Inc.	5,008,090	0.5
230,882	Cisco Systems, Inc.	9,934,852	1.1
113,848 (1)	Facebook, Inc. - Class A	22,122,943	2.5
223,357	Intel Corp.	11,103,077	1.2
43,980	International Business Machines Corp.	6,144,006	0.7
43,984	Mastercard, Inc. - Class A	8,643,736	1.0
362,867	Microsoft Corp.	35,782,315	4.0
27,864	Nvidia Corp.	6,600,982	0.7
137,557	Oracle Corp.	6,060,761	0.7
46,895	Texas Instruments, Inc.	5,170,174	0.6
85,592	Visa, Inc. - Class A	11,336,660	1.3

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
595,800 (3)	Other Securities	$37,526,211	4.2
		252,216,201	28.2
	Materials: 2.0%
111,159	DowDuPont, Inc.	7,327,602	0.8
71,644	Other Securities	10,251,820	1.2
		17,579,422	2.0
	Real Estate: 1.4%
91,800	Other Securities	12,578,363	1.4
	Telecommunication Services: 2.5%
348,024	AT&T, Inc.	11,175,050	1.3
198,054	Verizon Communications, Inc.	9,964,097	1.1
14,696 (3)	Other Securities	878,086	0.1
		22,017,233	2.5
	Utilities: 1.6%
205,552	Other Securities	14,393,264	1.6
	Total Common Stock (Cost $312,528,107)	884,474,885	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
	Securities Lending Collateral(4): 0.3%
1,000,000	Dominion Securities Inc., Repurchase Agreement dated 06/29/18, 2.11%, due 07/02/18 (Repurchase Amount $1,000,173, collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $1,020,000, due 11/01/36-06/01/48)	1,000,000	0.1
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $1,000,187, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,020,000, due 11/15/42-08/15/44)	1,000,000	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4) (continued)
293,992	Natwest Markets PLC, Repurchase Agreement dated 06/29/18, 2.09%, due 07/02/18 (Repurchase Amount $294,043, collateralized by various U.S. Government Securities, 2.500%-6.625%, Market Value plus accrued interest $299,875, due 05/15/20-05/15/46)	$293,992	0.1
		2,293,992	0.3
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
9,160,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810% (Cost $9,160,000)	9,160,000	1.0
	Total Short-Term Investments (Cost $11,453,992)	11,453,992	1.3
	Total Investments in Securities (Cost $323,982,099)	$895,928,877	100.1
	Liabilities in Excess of Other Assets	(1,175,392)	(0.1)
	Net Assets	$894,753,485	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
The grouping contains securities on loan.

(3)
The grouping contains non-income producing securities.

(4)
Represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$884,474,885	$—	$—	$884,474,885
Short-Term Investments	9,160,000	2,293,992	—	11,453,992
Total Investments, at fair value	$893,634,885	$2,293,992	$—	$895,928,877
Liabilities Table
Other Financial Instruments+
Futures	$(213,114)	$—	$—	$(213,114)
Total Liabilities	$(213,114)	$—	$—	$(213,114)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2018, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500 E-Mini	77	09/21/18	$10,478,160	$(213,114)
			$10,478,160	$(213,114)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$213,114
Total Liability Derivatives		$213,114

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$857,339
Total	$857,339

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(238,626)
Total	$(238,626)

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $327,152,977.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$575,437,083
Gross Unrealized Depreciation	(6,874,297)
Net Unrealized Appreciation	$568,562,786

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2018 (Unaudited)

Sector Diversification as of June 30, 2018 (as a percentage of net assets)

Financials	25.8%
Health Care	17.5%
Energy	12.8%
Information Technology	10.3%
Consumer Staples	8.3%
Consumer Discretionary	6.6%
Industrials	5.8%
Telecommunication Services	5.2%
Utilities	3.5%
Materials	2.9%
Real Estate	0.6%
Assets in Excess of Other Liabilities*	0.7%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.3%
	Consumer Discretionary: 6.6%
203,397	Comcast Corp. – Class A	$6,673,456	1.7
58,289	General Motors Co.	2,296,587	0.6
28,203	McDonald’s Corp.	4,419,128	1.1
46,445	Twenty-First Century Fox, Inc. - Class A	2,307,852	0.6
21,742	Twenty-First Century Fox, Inc. - Class B	1,071,228	0.3
253,154 (1)	Other Securities	8,703,939	2.3
		25,472,190	6.6
	Consumer Staples: 8.3%
64,464	Mondelez International, Inc.	2,643,024	0.7
69,155	Philip Morris International, Inc.	5,583,575	1.4
112,079	Procter & Gamble Co.	8,748,887	2.3
37,661	Walgreens Boots Alliance, Inc.	2,260,225	0.6
63,519	Walmart, Inc.	5,440,402	1.4
130,008	Other Securities	7,454,621	1.9
		32,130,734	8.3
	Energy: 12.8%
84,804	Chevron Corp.	10,721,770	2.8
52,122	ConocoPhillips	3,628,734	0.9
22,824	EOG Resources, Inc.	2,839,990	0.7
188,621	Exxon Mobil Corp.	15,604,615	4.1
34,105	Occidental Petroleum Corp.	2,853,906	0.7
61,703	Schlumberger Ltd.	4,135,952	1.1
179,781	Other Securities	9,511,613	2.5
		49,296,580	12.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: 25.8%
420,764	Bank of America Corp.	$11,861,337	3.1
41,610	Bank of New York Mellon Corp.	2,244,027	0.6
75,381 (2)	Berkshire Hathaway, Inc. – Class B	14,069,864	3.6
5,482	Blackrock, Inc.	2,735,737	0.7
20,627	Chubb Ltd.	2,620,042	0.7
113,563	Citigroup, Inc.	7,599,636	2.0
13,758	CME Group, Inc.	2,255,211	0.6
15,754	Goldman Sachs Group, Inc.	3,474,860	0.9
150,846	JPMorgan Chase & Co.	15,718,153	4.1
55,545	Morgan Stanley	2,632,833	0.7
20,884	PNC Financial Services Group, Inc.	2,821,429	0.7
68,440	US Bancorp	3,423,369	0.9
195,546	Wells Fargo & Co.	10,841,070	2.8
254,642	Other Securities	17,164,363	4.4
		99,461,931	25.8
	Health Care: 17.5%
76,171	Abbott Laboratories	4,645,669	1.2
15,082	Allergan plc	2,514,471	0.6
11,369	Anthem, Inc.	2,706,163	0.7
10,718	Becton Dickinson & Co.	2,567,604	0.7
45,239	CVS Health Corp.	2,911,130	0.7
27,511	Danaher Corp.	2,714,786	0.7
98,015	Johnson & Johnson	11,893,140	3.1
60,240	Medtronic PLC	5,157,146	1.3
111,849	Merck & Co., Inc.	6,789,234	1.8
258,315	Pfizer, Inc.	9,371,668	2.4
16,796	Thermo Fisher Scientific, Inc.	3,479,124	0.9
153,239 (1)	Other Securities	12,958,126	3.4
		67,708,261	17.5
	Industrials: 5.8%
383,750	General Electric Co.	5,222,838	1.3
33,339	United Technologies Corp.	4,168,375	1.1
161,265	Other Securities	12,984,611	3.4
		22,375,824	5.8
	Information Technology: 10.3%
214,702	Cisco Systems, Inc.	9,238,627	2.4
207,698	Intel Corp.	10,324,668	2.7
115,502	Oracle Corp.	5,089,018	1.3
66,000	Qualcomm, Inc.	3,703,920	0.9
240,061 (1)	Other Securities	11,457,118	3.0
		39,813,351	10.3
	Materials: 2.9%
103,366	DowDuPont, Inc.	6,813,887	1.7
35,149	Other Securities	4,500,128	1.2
		11,314,015	2.9

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 0.6%
29,240	Other Securities	$2,229,167	0.6
	Telecommunication Services: 5.2%
323,628	AT&T, Inc.	10,391,695	2.7
184,174	Verizon Communications, Inc.	9,265,794	2.4
4,741 (1)	Other Securities	283,275	0.1
		19,940,764	5.2
	Utilities: 3.5%
31,235	Duke Energy Corp.	2,470,064	0.7
20,963	NextEra Energy, Inc.	3,501,450	0.9
138,945	Other Securities	7,412,968	1.9
		13,384,482	3.5
	Total Common Stock (Cost $287,236,266)	383,127,299	99.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
	Mutual Funds: 0.7%
2,711,000 (3)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810% (Cost $2,711,000)	2,711,000	0.7
Principal Amount†	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Total Short-Term Investments (Cost $2,711,000)	$2,711,000	0.7
Total Investments in Securities (Cost $289,947,266)	$385,838,299	100.0
Assets in Excess of Other Liabilities	161,025	0.0
Net Assets	$385,999,324	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1)
The grouping contains non-income producing securities.

(2)
Non-income producing security.

(3)
Rate shown is the 7-day yield as of June 30, 2018.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$383,127,299	$—	$—	$383,127,299
Short-Term Investments	2,711,000	—	—	2,711,000
Total Investments, at fair value	$385,838,299	$—	$—	$385,838,299
Liabilities Table
Other Financial Instruments+
Futures	$(73,296)	$—	$—	$(73,296)
Total Liabilities	$(73,296)	$—	$—	$(73,296)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

At June 30, 2018, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500 E-Mini	24	09/21/18	$3,265,920	$(73,296)
			$3,265,920	$(73,296)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$73,296
Total Liability Derivatives		$73,296

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(86,840)
Total	$(86,840)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(83,716)
Total	$(83,716)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $293,074,729.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$105,030,896
Gross Unrealized Depreciation	(12,340,621)
Net Unrealized Appreciation	$92,690,275

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2018 (Unaudited)

Sector Diversification as of June 30, 2018 (as a percentage of net assets)

Information Technology	31.9%
Consumer Discretionary	18.0%
Industrials	16.0%
Health Care	14.3%
Financials	7.3%
Materials	3.9%
Consumer Staples	3.4%
Real Estate	2.2%
Energy	1.8%
Telecommunication Services	0.2%
Assets in Excess of Other Liabilities*	1.0%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Consumer Discretionary: 18.0%
2,442 (1)		Autozone, Inc.	$1,638,411	0.5
34,337		CBS Corp. - Class B	1,930,426	0.6
23,930		Delphi Technologies PLC	2,192,706	0.7
28,025		Dollar General Corp.	2,763,265	0.9
29,089		Hilton Worldwide Holdings, Inc.	2,302,685	0.7
8,373 (1)		O’Reilly Automotive, Inc.	2,290,602	0.7
38,608		Ross Stores, Inc.	3,272,028	1.1
25,962		VF Corp.	2,116,422	0.7
10,713		Wynn Resorts Ltd.	1,792,714	0.6
655,563	(2)(3)	Other Securities	35,352,714	11.5
			55,651,973	18.0
		Consumer Staples: 3.4%
5,346		Brown-Forman Corp. - Class A	261,206	0.1
29,440		Brown-Forman Corp. - Class B	1,442,854	0.5
11,766		Clorox Co.	1,591,351	0.5
18,673		Dr Pepper Snapple Group, Inc.	2,278,106	0.7
87,539	(2)(3)	Other Securities	5,054,761	1.6
			10,628,278	3.4
		Energy: 1.8%
132,631 (3)		Other Securities	5,427,528	1.8
		Financials: 7.3%
17,369		Moody’s Corp.	2,962,457	1.0
9,174		MSCI, Inc. - Class A	1,517,655	0.5
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
22,882		T. Rowe Price Group, Inc.	$2,656,371	0.9
1,247 (4)		Voya Financial, Inc.	58,609	0.0
194,748	(2)(3)	Other Securities	15,245,326	4.9
			22,440,418	7.3
		Health Care: 14.3%
4,396 (1)		Abiomed, Inc.	1,798,184	0.6
8,258 (1)		Align Technology, Inc.	2,825,392	0.9
18,387 (1)		BioMarin Pharmaceutical, Inc.	1,732,055	0.6
18,691 (1)		Centene Corp.	2,302,918	0.8
21,882 (1)		Edwards Lifesciences Corp.	3,185,363	1.0
8,945 (1)		Idexx Laboratories, Inc.	1,949,473	0.6
14,646		Resmed, Inc.	1,517,033	0.5
330,785	(2)(3)	Other Securities	28,769,597	9.3
			44,080,015	14.3
		Industrials: 16.0%
9,096		Cintas Corp.	1,683,397	0.5
3,725 (1)		CoStar Group, Inc.	1,537,047	0.5
29,423		Fortive Corp.	2,268,807	0.7
12,353		Harris Corp.	1,785,503	0.6
13,041		Rockwell Automation, Inc.	2,167,805	0.7
5,050		TransDigm Group, Inc.	1,742,957	0.6
16,712 (1)		Verisk Analytics, Inc.	1,798,880	0.6
472,411	(2)(3)	Other Securities	36,322,325	11.8
			49,306,721	16.0
		Information Technology: 31.9%
30,751		Amphenol Corp.	2,679,950	0.9
5,925 (1)		Arista Networks, Inc.	1,525,628	0.5
19,199 (1)		Autodesk, Inc.	2,516,797	0.8
42,681 (1)		Fiserv, Inc.	3,162,235	1.0
9,273 (1)		FleetCor Technologies, Inc.	1,953,357	0.6
16,551		Global Payments, Inc.	1,845,271	0.6
16,252		KLA-Tencor Corp.	1,666,318	0.5
17,089		Lam Research Corp.	2,953,834	1.0
28,995		Maxim Integrated Products	1,700,847	0.6
23,968		Microchip Technology, Inc.	2,179,890	0.7
27,969		NetApp, Inc.	2,196,406	0.7
9,232 (1)		Palo Alto Networks, Inc.	1,896,899	0.6
33,449		Paychex, Inc.	2,286,239	0.7
18,450 (1)		Red Hat, Inc.	2,479,126	0.8
18,252 (1)		ServiceNow, Inc.	3,147,922	1.0
29,804 (1)		Square, Inc.	1,837,119	0.6
18,751		Total System Services, Inc.	1,584,834	0.5
73,742 (1)		Twitter, Inc.	3,220,313	1.1
15,128 (1)		Workday, Inc.	1,832,303	0.6

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology (continued)
26,539		Xilinx, Inc.	$1,731,935	0.6
859,523	(2)(3)	Other Securities	53,957,714	17.5
			98,354,937	31.9
		Materials: 3.9%
12,873		Vulcan Materials Co.	1,661,389	0.5
149,619	(2)(3)	Other Securities	10,518,256	3.4
			12,179,645	3.9
		Real Estate: 2.2%
11,867 (1)		SBA Communications Corp.	1,959,479	0.7
70,051 (3)		Other Securities	4,722,460	1.5
			6,681,939	2.2
		Telecommunication Services: 0.2%
20,705 (3)		Other Securities	755,318	0.2
		Total Common Stock (Cost $180,662,492)	305,506,772	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.7%
	Securities Lending Collateral(5): 3.7%
5,098,442	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $5,099,314, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $5,200,411, due 07/25/18-06/15/53)	5,098,442	1.6
808,123	Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.00%, due 07/02/18 (Repurchase Amount $808,256, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $824,285, due 07/05/18-09/09/49)	808,123	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
2,672,299	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $2,672,800, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $2,725,745, due 11/15/42-08/15/44)	$2,672,299	0.9
2,672,299	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $2,672,804, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,725,765, due 07/15/19-02/15/48)	2,672,299	0.9
		11,251,163	3.7
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
3,142,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810% (Cost $3,142,000)	3,142,000	1.0
	Total Short-Term Investments (Cost $14,393,163)	14,393,163	4.7
	Total Investments in Securities (Cost $195,055,655)	$319,899,935	103.7
	Liabilities in Excess of Other Assets	(11,304,482)	(3.7)
	Net Assets	$308,595,453	100.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
The grouping contains securities on loan.

(3)
The grouping contains non-income producing securities.

(4)
Investment in affiliate

(5)
Represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of June 30, 2018.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$305,506,772	$—	$—	$305,506,772
Short-Term Investments	3,142,000	11,251,163	—	14,393,163
Total Investments, at fair value	$308,648,772	$11,251,163	$—	$319,899,935
Liabilities Table
Other Financial Instruments+
Futures	$(72,792)	$—	$—	$(72,792)
Total Liabilities	$(72,792)	$—	$—	$(72,792)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$50,212	$12,935	$(1,057)	$(3,481)	$58,609	$20	$492	$—
	$50,212	$12,935	$(1,057)	$(3,481)	$58,609	$20	$492	$—

At June 30, 2018, the following futures contracts were outstanding for Voya Russell™ Mid Cap Growth Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	18	09/21/18	$3,520,980	$(72,792)
			$3,520,980	$(72,792)

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$72,792
Total Liability Derivatives		$72,792

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(63,875)
Total	$(63,875)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(61,002)
Total	$(61,002)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $195,477,429.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$127,395,891
Gross Unrealized Depreciation	(3,046,177)
Net Unrealized Appreciation	$124,349,714

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2018 (Unaudited)

Sector Diversification as of June 30, 2018 (as a percentage of net assets)

Information Technology	18.2%
Consumer Discretionary	14.2%
Financials	13.8%
Industrials	13.5%
Health Care	9.6%
Real Estate	8.9%
Utilities	6.0%
Materials	5.4%
Energy	5.3%
Consumer Staples	4.5%
Telecommunication Services	0.4%
Assets in Excess of Other Liabilities*	0.2%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.8%
		Consumer Discretionary: 14.2%
55,753		Delphi Technologies PLC	$5,108,647	0.3
56,677		Dollar General Corp.	5,588,352	0.4
58,828		Hilton Worldwide Holdings, Inc.	4,656,825	0.3
16,932 (1)		O’Reilly Automotive, Inc.	4,632,087	0.3
78,078		Ross Stores, Inc.	6,617,111	0.4
68,186		VF Corp.	5,558,523	0.3
3,874,992	(2)(3)	Other Securities	188,853,251	12.2
			221,014,796	14.2
		Consumer Staples: 4.5%
117,701		Archer-Daniels-Midland Co.	5,394,237	0.4
179,261		Kroger Co.	5,099,976	0.3
1,015,859	(2)(3)	Other Securities	58,538,307	3.8
			69,032,520	4.5
		Energy: 5.3%
110,103		Devon Energy Corp.	4,840,128	0.3
86,375		Oneok, Inc.	6,031,566	0.4
174,651		Williams Cos., Inc.	4,734,789	0.3
2,179,976	(2)(3)	Other Securities	67,240,774	4.3
			82,847,257	5.3
		Financials: 13.8%
73,407		Discover Financial Services	5,168,587	0.3
30,546		M&T Bank Corp.	5,197,402	0.3
35,126		Moody’s Corp.	5,991,090	0.4
97,895		SunTrust Banks, Inc.	6,463,028	0.4
159,315		Synchrony Financial	5,317,935	0.4
Shares			Value	Percentage of Net Assets
COMMON STOCK (continued)
		Financials (continued)
49,758		T. Rowe Price Group, Inc.	$5,776,406	0.4
35,533 (4)		Voya Financial, Inc.	1,670,051	0.1
4,446,765	(2)(3)	Other Securities	178,453,998	11.5
			214,038,497	13.8
		Health Care: 9.6%
16,701 (1)		Align Technology, Inc.	5,714,080	0.4
42,759 (1)		Centene Corp.	5,268,336	0.3
44,252 (1)		Edwards Lifesciences Corp.	6,441,764	0.4
42,914		Zimmer Biomet Holdings, Inc.	4,782,336	0.3
1,565,743	(2)(3)	Other Securities	126,652,252	8.2
			148,858,768	9.6
		Industrials: 13.5%
64,819		Fortive Corp.	4,998,193	0.3
52,179		Ingersoll-Rand PLC - Class A	4,682,022	0.3
34,541		Rockwell Collins, Inc.	4,651,982	0.3
21,349		Roper Technologies, Inc.	5,890,402	0.4
2,727,575	(2)(3)	Other Securities	189,751,354	12.2
			209,973,953	13.5
		Information Technology: 18.2%
62,188		Amphenol Corp.	5,419,684	0.4
77,839		Analog Devices, Inc.	7,466,317	0.5
46,222 (1)		Autodesk, Inc.	6,059,242	0.4
172,314		Corning, Inc.	4,740,358	0.3
60,154		DXC Technology Co.	4,849,014	0.3
69,493		Fidelity National Information Services, Inc.	7,368,343	0.5
86,315 (1)		Fiserv, Inc.	6,395,078	0.4
34,560		Lam Research Corp.	5,973,696	0.4
67,645		Paychex, Inc.	4,623,536	0.3
37,313 (1)		Red Hat, Inc.	5,013,748	0.3
36,911 (1)		ServiceNow, Inc.	6,366,040	0.4
149,130 (1)		Twitter, Inc.	6,512,507	0.4
63,157		Western Digital Corp.	4,888,983	0.3
61,539 (1)		Worldpay, Inc.	5,032,660	0.3
3,579,569	(2)(3)	Other Securities	201,192,554	13.0
			281,901,760	18.2
		Materials: 5.4%
304,970		Freeport-McMoRan, Inc.	5,263,782	0.3
1,495,503	(2)(3)	Other Securities	78,525,227	5.1
			83,789,009	5.4
		Real Estate: 8.9%
29,094		AvalonBay Communities, Inc.	5,000,968	0.3
43,320		Digital Realty Trust, Inc.	4,833,645	0.3
75,633		Equity Residential	4,817,066	0.3
78,448		Welltower, Inc.	4,917,905	0.3
159,600		Weyerhaeuser Co.	5,819,016	0.4
3,116,960	(2)(3)	Other Securities	112,478,579	7.3
			137,867,179	8.9

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK (continued)
	Telecommunication Services: 0.4%
402,363 (3)	Other Securities	$6,686,878	0.4
	Utilities: 6.0%
65,629	Consolidated Edison, Inc.	5,117,749	0.3
108,960	PG&E Corp.	4,637,338	0.3
106,330	Public Service Enterprise Group, Inc.	5,756,706	0.4
55,724	Sempra Energy	6,470,114	0.4
107,215	Xcel Energy, Inc.	4,897,581	0.3
1,540,170 (3)	Other Securities	66,717,003	4.3
		93,596,491	6.0
	Total Common Stock (Cost $787,740,237)	1,549,607,108	99.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Securities Lending Collateral(5): 2.0%
7,257,668	Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.10%, due 07/02/18 (Repurchase Amount $7,258,921, collateralized by various U.S. Government Agency Obligations, 3.000%-4.500%, Market Value plus accrued interest $7,402,821, due 06/01/46-05/15/58)	7,257,668	0.4
7,257,668	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $7,259,028, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $7,402,823, due 11/15/42-08/15/44)	7,257,668	0.5
7,257,668	MUFG Securities America Inc., Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $7,258,933, collateralized by various U.S. Government Agency Obligations, 2.430%-6.000%, Market Value plus accrued interest $7,402,821, due 02/01/21-10/15/58)	7,257,668	0.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
1,526,267	Nomura Securities, Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $1,526,533, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,556,792, due 07/15/18-05/20/68)	$1,526,267	0.1
7,257,668	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $7,259,040, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,402,876, due 07/15/19-02/15/48)	7,257,668	0.5
		30,556,939	2.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
7,736,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810% (Cost $7,736,000)	7,736,000	0.5
	Total Short-Term Investments (Cost $38,292,939)	38,292,939	2.5
	Total Investments in Securities (Cost $826,033,176)	$1,587,900,047	102.3
	Liabilities in Excess of Other Assets	(35,049,038)	(2.3)
	Net Assets	$1,552,851,009	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
The grouping contains securities on loan.

(3)
The grouping contains non-income producing securities.

(4)
Investment in affiliate

(5)
Represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of June 30, 2018.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$1,549,607,108	$—	$—	$1,549,607,108
Short-Term Investments	7,736,000	30,556,939	—	38,292,939
Total Investments, at fair value	$1,557,343,108	$30,556,939	$—	$1,587,900,047
Liabilities Table
Other Financial Instruments+
Futures	$(80,407)	$—	$—	$(80,407)
Total Liabilities	$(80,407)	$—	$—	$(80,407)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:
	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Issuer
Voya Financial, Inc.	$2,402,560	$16,228	$(481,788)	$(266,949)	$1,670,051	$928	$209,914	$—
	$2,402,560	$16,228	$(481,788)	$(266,949)	$1,670,051	$928	$209,914	$—

At June 30, 2018, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	21	09/21/18	$4,107,810	$(80,407)
			$4,107,810	$(80,407)

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$80,407
Total Liability Derivatives		$80,407

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$991,381
Total	$991,381

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(86,309)
Total	$(86,309)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $837,057,737.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$790,466,029
Gross Unrealized Depreciation	(39,704,126)
Net Unrealized Appreciation	$750,761,903

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2018 (Unaudited)

Sector Diversification as of June 30, 2018 (as a percentage of net assets)

Financials	17.4%
Health Care	15.2%
Industrials	14.5%
Information Technology	14.5%
Consumer Discretionary	13.0%
Real Estate	7.1%
Energy	4.9%
Materials	4.2%
Utilities	3.2%
Consumer Staples	2.7%
Telecommunication Services	0.7%
Assets in Excess of Other Liabilities*	2.6%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Consumer Discretionary: 13.0%
5,407		Churchill Downs, Inc.	$1,603,175	0.2
21,947 (1)		Five Below, Inc.	2,144,441	0.2
35,740 (1)		Planet Fitness, Inc.	1,570,416	0.2
26,280		Texas Roadhouse, Inc.	1,721,603	0.2
15,174 (1)		Weight Watchers International, Inc.	1,534,091	0.1
4,487,060	(2)(3)	Other Securities	109,115,266	12.1
			117,688,992	13.0
		Consumer Staples: 2.7%
1,145,614	(2)(3)	Other Securities	24,417,698	2.7
		Energy: 4.9%
33,232		Delek US Holdings, Inc.	1,667,249	0.2
26,430 (1)		PDC Energy, Inc.	1,597,694	0.2
3,465,641	(2)(3)	Other Securities	40,805,777	4.5
			44,070,720	4.9
		Financials: 17.4%
28,934		Chemical Financial Corp.	1,610,756	0.2
18,750		FirstCash, Inc.	1,684,687	0.2
33,710		Hancock Holding Co.	1,572,572	0.2
20,600		Iberiabank Corp.	1,561,480	0.2
33,222		MB Financial, Inc.	1,551,467	0.1
151,721 (1)		MGIC Investment Corp.	1,626,449	0.2
17,680		Primerica, Inc.	1,760,928	0.2
5,818,584	(2)(3)	Other Securities	145,884,192	16.1
			157,252,531	17.4
		Health Care: 15.2%
29,400 (1)		FibroGen, Inc.	1,840,440	0.2
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care (continued)
21,528 (1)		Haemonetics Corp.	$1,930,631	0.2
21,246 (1)		HealthEquity, Inc.	1,595,575	0.2
8,429 (1)		Ligand Pharmaceuticals, Inc.	1,746,236	0.2
19,481 (1)		LivaNova PLC	1,944,593	0.2
10,491 (1)		Loxo Oncology, Inc.	1,819,979	0.2
22,995 (1)		Medidata Solutions, Inc.	1,852,477	0.2
20,324 (1)		Neogen Corp.	1,629,782	0.2
6,978,090	(2)(3)	Other Securities	122,752,260	13.6
			137,111,973	15.2
		Industrials: 14.5%
20,103 (1)		ASGN, Inc.	1,571,854	0.2
19,433		Brink’s Co.	1,549,782	0.1
23,433		EMCOR Group, Inc.	1,785,126	0.2
21,226		Woodward, Inc.	1,631,430	0.2
3,866,813	(2)(3)	Other Securities	124,528,140	13.8
			131,066,332	14.5
		Information Technology: 14.5%
19,348		Blackbaud, Inc.	1,982,202	0.2
9,812 (1)		CACI International, Inc.	1,653,813	0.2
39,773 (1)		Cree, Inc.	1,653,364	0.2
56,434		Entegris, Inc.	1,913,113	0.2
48,398 (1)		Etsy, Inc.	2,041,912	0.2
14,298	(1)(4)	HubSpot, Inc.	1,792,969	0.2
53,488 (1)		Integrated Device Technology, Inc.	1,705,197	0.2
18,638		j2 Global, Inc.	1,614,237	0.2
25,947		Maximus, Inc.	1,611,568	0.2
17,187 (1)		New Relic, Inc.	1,728,840	0.2
16,645 (1)		Silicon Laboratories, Inc.	1,657,842	0.2
6,829 (1)		Stamps.com, Inc.	1,728,078	0.2
4,464,479	(2)(3)	Other Securities	109,416,139	12.1
			130,499,274	14.5
		Materials: 4.2%
57,691		Louisiana-Pacific Corp.	1,570,349	0.2
1,702,369	(2)(3)	Other Securities	36,618,349	4.0
			38,188,698	4.2
		Real Estate: 7.1%
165,751		Cousins Properties, Inc.	1,606,127	0.2
47,017		First Industrial Realty Trust, Inc.	1,567,547	0.2
63,466		Gramercy Property Trust	1,733,891	0.2
45,177		LaSalle Hotel Properties	1,546,409	0.2
68,984		RLJ Lodging Trust	1,521,097	0.1
71,253		Sabra Healthcare REIT, Inc.	1,548,328	0.2
2,539,796	(2)(3)	Other Securities	54,476,231	6.0
			63,999,630	7.1
		Telecommunication Services: 0.7%
374,830	(2)(3)	Other Securities	5,790,339	0.7

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: 3.2%
20,177		Allete, Inc.	$1,561,902	0.1
20,164		Idacorp, Inc.	1,859,927	0.2
34,986		New Jersey Resources Corp.	1,565,624	0.2
20,969		ONE Gas, Inc.	1,567,223	0.2
20,803		WGL Holdings, Inc.	1,846,266	0.2
544,142	(2)(3)	Other Securities	20,871,985	2.3
			29,272,927	3.2
		Total Common Stock (Cost $546,863,683)	879,359,114	97.4
RIGHTS: 0.0%
		Consumer Discretionary: –%
46,399	(3)(5)	Other Securities	—	—
		Health Care: 0.0%
77,391	(3)(5)	Other Securities	157,807	0.0
		Total Rights (Cost $9,198)	157,807	0.0
		Total Long-Term Investments (Cost $546,872,881)	879,516,921	97.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 12.0%
	Securities Lending Collateral(6): 8.4%
36,277,310	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $36,283,512, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $37,002,856, due 07/25/18-06/15/53)	36,277,310	4.0
3,803,429	Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.00%, due 07/02/18 (Repurchase Amount $3,804,054, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $3,879,498, due 07/05/18-09/09/49)	3,803,429	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(6) (continued)
18,133,643	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $18,137,041, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $18,496,319, due 11/15/42-08/15/44)	$18,133,643	2.0
18,133,643	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $18,137,071, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $18,496,451, due 07/15/19-02/15/48)	18,133,643	2.0
		76,348,025	8.4
Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.6%
32,188,000 (7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810% (Cost $32,188,000)	32,188,000	3.6
	Total Short-Term Investments (Cost $108,536,025)	108,536,025	12.0
	Total Investments in Securities (Cost $655,408,906)	$988,052,946	109.4
	Liabilities in Excess of Other Assets	(84,848,821)	(9.4)
	Net Assets	$903,204,125	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
The grouping contains securities on loan.

(3)
The grouping contains non-income producing securities.

(4)
Security, or a portion of the security, is on loan.

(5)
The grouping contains Level 3 securities.

(6)
Represents securities purchased with cash collateral received for securities on loan.

(7)
Rate shown is the 7-day yield as of June 30, 2018.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$117,688,992	$—	$—	$117,688,992
Consumer Staples	24,417,698	—	—	24,417,698
Energy	44,070,720	—	—	44,070,720
Financials	157,252,531	—	—	157,252,531
Health Care	137,111,973	—	—	137,111,973
Industrials	131,066,332	—	—	131,066,332
Information Technology	130,499,274	—	—	130,499,274
Materials	38,188,698	—	—	38,188,698
Real Estate	63,999,630	—	—	63,999,630
Telecommunication Services	5,790,339	—	—	5,790,339
Utilities	29,272,927	—	—	29,272,927
Total Common Stock	879,359,114	—	—	879,359,114
Rights	—	—	157,807	157,807
Short-Term Investments	32,188,000	76,348,025	—	108,536,025
Total Investments, at fair value	$911,547,114	$76,348,025	$157,807	$988,052,946
Liabilities Table
Other Financial Instruments+
Futures	$(533,119)	$—	$—	$(533,119)
Total Liabilities	$(533,119)	$—	$—	$(533,119)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

At June 30, 2018, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Russell 2000® Mini Index	296	09/21/18	$24,383,000	$(533,119)
			$24,383,000	$(533,119)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$533,119
Total Liability Derivatives		$533,119

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$610,574
Total	$610,574

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(596,745)
Total	$(596,745)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $657,366,525.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$375,106,565
Gross Unrealized Depreciation	(44,953,263)
Net Unrealized Appreciation	$330,153,302

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2018 (Unaudited)

Investment Type Allocation as of June 30, 2018 (as a percentage of net assets)

U.S. Treasury Obligations	41.0%
Corporate Bonds/Notes	29.0%
U.S. Government Agency Obligations	28.0%
Foreign Government Bonds	3.0%
Commercial Mortgage-Backed Securities	2.0%
Municipal Bonds	1.0%
Asset-Backed Securities	0.6%
Collateralized Mortgage Obligations	0.1%
Convertible Bonds/Notes	0.0%
Liabilities in Excess of Other Assets*	(4.7)%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 29.0%
	Basic Materials: 0.8%
1,500,000 (1)	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., 3.300%, 05/01/2023	$1,489,859	0.1
500,000 (1)	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., 3.700%, 06/01/2028	494,310	0.0
24,984,000	Other Securities	25,220,853	0.7
		27,205,022	0.8
	Communications: 2.9%
1,000,000 (1)	Amazon.com, Inc., 2.800%, 08/22/2024	954,728	0.0
1,014,000 (1)	AT&T, Inc., 4.100%, 02/15/2028	970,465	0.0
2,500,000 (1)	AT&T, Inc., 4.900%, 08/15/2037	2,378,051	0.1
10,630,000	AT&T, Inc., 3.200%-6.000%, 03/01/2022-03/09/2048	10,115,139	0.3
5,500,000	Cisco Systems, Inc., 2.125%-5.500%, 03/01/2019-01/15/2040	5,773,824	0.2
750,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022	920,667	0.1
7,059,000	Comcast Corp., 3.000%-6.500%, 02/01/2024-11/01/2047	6,828,755	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
500,000 (1)	Discovery Communications LLC, 3.500%, 06/15/2022	$495,455	0.0
250,000 (1)	Discovery Communications LLC, 3.900%, 11/15/2024	244,732	0.0
1,500,000 (1)	NBCUniversal Enterprise, Inc., 1.974%, 04/15/2019	1,488,983	0.1
1,000,000 (1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	972,589	0.0
1,000,000	Time Warner Entertainment Co. L.P., 8.375%, 03/15/2023	1,164,475	0.0
1,750,000	Time Warner Cable LLC, 4.125%-4.500%, 02/15/2021-09/15/2042	1,578,056	0.0
4,825,000	Time Warner Inc., 2.100%-6.500%, 06/01/2019-06/01/2044	4,958,852	0.2
1,585,000 (1)	Verizon Communications, Inc., 4.329%, 09/21/2028	1,574,060	0.1
11,441,000	Verizon Communications, Inc., 2.625%-4.862%, 11/01/2024-09/15/2048	10,861,556	0.3
43,078,000 (2)	Other Securities	44,193,689	1.3
		95,474,076	2.9
	Consumer, Cyclical: 1.9%
286,000 (1)	British Airways 2018-1 Class A Pass Through Trust, 4.125%, 03/20/2033	282,944	0.0
1,000,000 (1)	Daimler Finance North America LLC, 2.300%, 02/12/2021	971,662	0.0
500,000 (1)	Daimler Finance North America LLC, 2.375%, 08/01/2018	499,872	0.0
1,300,000	Ford Motor Credit Co., LLC, 5.875%, 08/02/2021	1,379,019	0.1
1,300,000	Ford Motor Co., 4.346%-7.450%, 12/08/2026-01/15/2043	1,338,463	0.0
4,000,000	Ford Motor Credit Co. LLC, 2.021%-4.375%, 01/08/2019-08/04/2025	3,973,961	0.1
750,000	General Motors Co., 6.600%, 04/01/2036	813,447	0.0
6,250,000	General Motors Financial Co., Inc., 3.100%-5.250%, 01/15/2019-01/05/2028	6,167,388	0.2
500,000 (1)	Hyundai Capital America, 2.400%, 10/30/2018	499,304	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
1,000,000 (1)	Hyundai Capital America, 2.875%, 08/09/2018	$999,881	0.0
250,000 (1)	Nissan Motor Acceptance Corp., 2.000%, 03/08/2019	248,679	0.0
6,500,000	Walmart, Inc., 1.900%-3.700%, 12/15/2020-06/26/2028	6,446,029	0.2
41,261,730 (2)	Other Securities	41,445,023	1.3
		65,065,672	1.9
	Consumer, Non-cyclical: 5.5%
6,750,000	AbbVie, Inc., 2.300%-4.700%, 05/14/2020-05/14/2046	6,512,297	0.2
6,650,000	Amgen, Inc., 2.250%-4.400%, 11/15/2021-05/01/2045	6,624,416	0.2
10,000,000	Anheuser-Busch InBev Finance, Inc., 2.650%-4.900%, 02/01/2021-02/01/2046	10,079,478	0.3
2,000,000	Anheuser-Busch InBev Worldwide, Inc., 3.750%-8.200%, 01/15/2022-07/15/2042	2,309,373	0.1
1,000,000 (1)	BAT Capital Corp., 3.222%, 08/15/2024	948,131	0.1
1,000,000 (1)	BAT Capital Corp., 3.557%, 08/15/2027	931,822	0.0
5,195,000	Celgene Corp., 3.625%-5.000%, 10/15/2020-08/15/2045	5,195,177	0.1
5,250,000	Cigna Corp., 3.250%-5.125%, 06/15/2020-04/15/2025	5,315,712	0.2
12,893,000	CVS Health Corp., 2.250%-5.300%, 12/05/2018-03/25/2048	12,836,105	0.4
500,000 (1)	ERAC USA Finance LLC, 2.350%, 10/15/2019	494,528	0.0
500,000 (1)	ERAC USA Finance LLC, 3.850%, 11/15/2024	498,147	0.0
6,660,000	Gilead Sciences, Inc., 1.950%-4.800%, 04/01/2019-03/01/2047	6,509,329	0.2
6,766,000	Kraft Heinz Foods Co., 3.000%-6.125%, 08/23/2018-06/01/2046	6,631,026	0.2
1,000,000 (1)	Mylan, Inc., 4.550%, 04/15/2028	978,778	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
9,850,000	UnitedHealth Group, Inc., 1.625%-4.750%, 03/15/2019-04/15/2047	$9,761,587	0.3
106,412,000 (2)	Other Securities	106,254,431	3.2
		181,880,337	5.5
	Energy: 2.8%
4,300,000	Chevron Corp., 1.561%-3.326%, 05/16/2019-05/16/2026	4,200,208	0.1
5,292,000	Kinder Morgan Energy Partners L.P., 3.500%-6.950%, 03/01/2021-09/01/2044	5,669,371	0.2
1,500,000	Kinder Morgan, Inc./DE, 4.300%-5.550%, 06/01/2025-02/15/2046	1,477,495	0.0
2,500,000 (1)	Petroleos Mexicanos, 5.350%, 02/12/2028	2,372,500	0.1
6,805,000 (3)	Petroleos Mexicanos, 4.250%-6.625%, 03/05/2020-06/27/2044	6,749,222	0.2
1,000,000	Phillips 66, 2.919%, (US0003M + 0.600%), 02/26/2021	1,001,652	0.1
69,521,000	Other Securities	70,412,597	2.1
		91,883,045	2.8
	Financial: 9.4%
1,750,000	American Express Co., 3.000%-3.400%, 02/27/2023-10/30/2024	1,706,508	0.1
1,500,000	American Express Credit Corp., 2.125%-2.700%, 07/27/2018-03/03/2022	1,482,778	0.0
21,705,000 (4)	Bank of America Corp., 2.625%-4.450%, 04/01/2019-12/20/2028	21,244,750	0.6
3,500,000 (4)	Bank of New York Mellon Corp./The, 2.600%-3.442%, 02/07/2022-02/07/2028	3,407,385	0.1
2,700,000	Bank of New York Mellon Corp., 2.100%-3.000%, 08/01/2018-10/30/2028	2,600,122	0.1
1,520,000	Berkshire Hathaway Finance Corp., 2.000%-3.000%, 08/15/2018-05/15/2022	1,518,107	0.0
2,000,000	Berkshire Hathaway, Inc., 2.750%-3.125%, 03/15/2023-03/15/2026	1,943,458	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,000,000 (1)	BNP Paribas SA, 3.500%, 11/16/2027	$929,169	0.0
1,000,000 (1)	BPCE SA, 2.750%, 01/11/2023	955,826	0.1
1,000,000 (1)	BPCE SA, 3.250%, 01/11/2028	930,428	0.0
550,000	Capital One NA, 2.350%, 08/17/2018	549,840	0.0
4,000,000	Capital One Financial Corp., 2.450%-4.200%, 04/24/2019-01/31/2028	3,844,865	0.1
500,000	Citigroup, Inc., Citibank NA, 2.100%, 06/12/2020	489,809	0.0
13,608,000 (4)	Citigroup, Inc., 2.500%-8.125%, 07/29/2019-05/06/2044	13,540,724	0.4
750,000 (1)	Credit Suisse Group AG, 3.574%, 01/09/2023	735,173	0.1
750,000 (1)	Credit Suisse Group AG, 4.282%, 01/09/2028	730,004	0.0
800,000 (1)	Dexia Credit Local SA, 2.500%, 01/25/2021	790,368	0.0
5,801,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	5,626,483	0.2
4,580,000 (4)	Goldman Sachs Group, Inc./The, 2.875%-3.850%, 02/25/2021-04/23/2029	4,437,551	0.1
8,800,000	Goldman Sachs Group, Inc., 2.550%-6.750%, 10/23/2019-10/01/2037	9,577,903	0.3
5,600,000 (4)	HSBC Holdings PLC, 3.400%-6.500%, 03/08/2021-12/31/2199	6,139,946	0.2
500,000	HSBC USA, Inc., 2.250%-3.500%, 06/23/2019-06/23/2024	493,208	0.0
1,000,000 (4)	JPMorgan Chase Bank NA, 2.604%, 02/01/2021	991,480	0.0
17,625,000 (4)	JPMorgan Chase & Co., 2.700%-5.500%, 06/23/2020-10/15/2040	17,683,393	0.6
19,000,000	Kreditanstalt fuer Wiederaufbau, 1.250%-2.625%, 09/30/2019-03/07/2022	18,723,404	0.6
500,000 (1)	Metropolitan Life Global Funding I, 1.950%, 09/15/2021	478,943	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
750,000 (1)	Metropolitan Life Global Funding I, 3.450%, 12/18/2026	$728,510	0.0
13,300,000 (4)	Morgan Stanley, 2.500%-5.000%, 04/21/2021-01/24/2029	13,068,426	0.4
750,000 (1)	Toronto-Dominion Bank/The, 2.500%, 01/18/2023	734,386	0.0
500,000 (1)	UBS Group Funding Switzerland AG, 2.950%, 09/24/2020	494,867	0.0
500,000 (1)	UBS Group Funding Switzerland AG, 3.000%, 04/15/2021	492,517	0.0
16,733,000 (4)	Wells Fargo & Co., 2.625%-5.606%, 04/01/2021-01/15/2044	16,902,152	0.5
1,750,000	Wells Fargo Bank NA, 2.600%-6.600%, 01/15/2021-01/15/2038	1,920,451	0.1
158,955,000 (2)	Other Securities	156,734,016	4.7
		312,626,950	9.4
	Industrial: 2.0%
5,250,000	Lockheed Martin Corp., 2.500%-4.700%, 11/23/2020-05/15/2046	5,196,005	0.2
60,204,000	Other Securities	59,964,153	1.8
		65,160,158	2.0
	Technology: 1.6%
14,900,000	Apple, Inc., 2.100%-4.650%, 05/06/2019-02/23/2046	14,637,334	0.4
400,000 (1)	Dell International LLC/EMC Corp., 3.480%, 06/01/2019	401,099	0.0
400,000 (1)	Dell International LLC/EMC Corp., 4.420%, 06/15/2021	405,948	0.0
400,000 (1)	Dell International LLC/EMC Corp., 5.450%, 06/15/2023	418,773	0.0
400,000 (1)	Dell International LLC/EMC Corp., 6.020%, 06/15/2026	421,157	0.0
400,000 (1)	Dell International LLC/EMC Corp., 8.350%, 07/15/2046	482,877	0.1
5,550,000	International Business Machines Corp., 1.625%-3.450%, 05/15/2019-02/19/2026	5,465,190	0.2
11,250,000	Microsoft Corp., 1.550%-4.875%, 08/08/2021-08/08/2056	11,263,750	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
9,580,000	Oracle Corp., 1.900%-5.375%, 10/08/2019-05/15/2045	$9,527,891	0.3
10,589,000	Other Securities	10,457,952	0.3
		53,481,971	1.6
	Utilities: 2.1%
3,668,000	Berkshire Hathaway Energy Co., 6.125%, 04/01/2036	4,531,106	0.1
500,000	Duke Energy Carolinas LLC, 2.500%, 03/15/2023	482,599	0.0
1,000,000	Duke Energy Florida LLC, 3.800%, 07/15/2028	1,006,458	0.0
2,000,000	Duke Energy Corp., 1.800%-4.800%, 09/01/2021-09/01/2046	1,953,822	0.1
2,900,000	Duke Energy Progress LLC, 3.700%-4.375%, 03/30/2044-10/15/2046	2,917,336	0.1
250,000 (1)	Monongahela Power Co., 5.400%, 12/15/2043	296,461	0.0
59,456,214 (2)	Other Securities	59,702,530	1.8
		70,890,312	2.1
	Total Corporate Bonds/Notes (Cost $973,230,673)	963,667,543	29.0
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
1,872,266	Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	1,829,663	0.1
1,453,323	Fannie Mae REMIC Trust 2006-78 BZ, 6.500%, 08/25/2036	1,577,547	0.0
	Total Collateralized Mortgage Obligations (Cost $3,501,663)	3,407,210	0.1
MUNICIPAL BONDS: 1.0%
	California: 0.2%
4,335,000	State of California, 7.550%, 04/01/2039	6,408,300	0.2
	Connecticut: 0.1%
3,735,000	Other Securities	4,317,249	0.1
	New Jersey: 0.2%
5,760,000	Other Securities	7,579,672	0.2
	New York: 0.2%
3,495,000	Other Securities	4,701,509	0.2
Principal Amount†		Value	Percentage of Net Assets
MUNICIPAL BONDS: 1.0%
	Ohio: 0.2%
3,355,000	Other Securities	$5,060,850	0.2
	Washington: 0.1%
3,900,000	Other Securities	4,654,728	0.1
	Total Municipal Bonds (Cost $26,930,746)	32,722,308	1.0
CONVERTIBLE BONDS/NOTES: 0.0%
	Financial: 0.0%
500,000	Other Securities	499,917	0.0
	Total Convertible Bonds/Notes (Cost $500,750)	499,917	0.0
ASSET-BACKED SECURITIES: 0.6%
	Automobile Asset-Backed Securities: 0.3%
820,000 (1)	Ford Credit Auto Owner Trust 2014-2 A, 2.310%, 04/15/2026	813,845	0.0
1,000,000	GM Financial Automobile Leasing Trust 2017-1 A4, 2.260%, 08/20/2020	993,210	0.0
1,000,000	GM Financial Automobile Leasing Trust 2018-1 B, 2.870%, 12/20/2021	993,468	0.1
7,050,000	Other Securities	6,921,640	0.2
		9,722,163	0.3
	Credit Card Asset-Backed Securities: 0.2%
1,500,000	American Express Credit Account Master Trust 2017-1 B, 2.100%, 09/15/2022	1,480,649	0.1
1,000,000	American Express Credit Account Master Trust 2017-7 A, 2.350%, 05/15/2025	971,868	0.0
1,000,000	Capital One Multi-Asset Execution Trust 2015-A2 A2, 2.080%, 03/15/2023	985,430	0.1
1,000,000	Capital One Multi-Asset Execution Trust 2017-A3 A3, 2.430%, 01/15/2025	978,282	0.0
500,000	Citibank Credit Card Issuance Trust 2014-A1 A1, 2.880%, 01/23/2023	498,822	0.0
1,500,000	Other Securities	1,464,467	0.0
		6,379,518	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: 0.1%
1,650,000 (1)	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/2021	$1,623,485	0.1
350,166	Other Securities	346,803	0.0
		1,970,288	0.1
	Total Asset-Backed Securities (Cost $18,370,216)	18,071,969	0.6
U.S. GOVERNMENT AGENCY OBLIGATIONS: 28.0%
	Federal Home Loan Mortgage Corporation: 9.3%(5)
30,831,805	3.000%, 05/01/2045	29,953,850	0.9
28,405,220	3.500%, 04/01/2043	28,411,505	0.8
30,138,041	3.500%, 02/01/2044	30,144,710	0.9
39,916,000 (6)	3.500%, 07/01/2045	39,696,591	1.2
2,057,728	3.820%, 02/01/2042	2,153,483	0.1
49,928,000 (6)	4.000%, 07/01/2048	50,901,207	1.5
125,803,998 (6)	3.000%-6.750%, 03/27/2019-07/01/2048	128,874,383	3.9
		310,135,729	9.3
	Federal National Mortgage Association: 10.4%(5)
19,076,000 (6)	2.500%, 07/01/2030	18,540,440	0.6
21,927,380	3.000%, 12/01/2042	21,436,973	0.6
12,007,052	3.000%, 07/01/2043	11,731,114	0.3
29,299,000 (6)	3.000%, 07/01/2048	28,376,539	0.8
16,111,707	3.500%, 11/01/2042	16,137,185	0.5
18,028,194	4.000%, 11/01/2040	18,522,905	0.6
12,046,853	4.000%, 06/01/2045	12,344,984	0.4
214,247,044 (6)	1.500%-7.250%, 09/01/2018-07/01/2048	220,220,238	6.6
		347,310,378	10.4
	Government National Mortgage Association: 7.2%
84,719,000 (6)	3.000%, 07/01/2044	82,864,114	2.5
12,584,671	3.500%, 12/20/2047	12,644,961	0.4
14,247,992	3.500%, 01/20/2048	14,316,252	0.4
67,490,000 (6)	3.500%, 07/01/2048	67,732,540	2.0
58,980,945	3.500%-6.000%, 10/15/2036-06/20/2048	61,616,261	1.9
		239,174,128	7.2
	Other U.S. Agency Obligations: 1.1%
22,990,000	1.100%, 11/06/2018	22,917,398	0.7
11,510,000 (3)	1.875%-7.125%, 08/15/2022-01/15/2038	13,077,504	0.4
		35,994,902	1.1
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Total U.S. Government Agency Obligations (Cost $942,497,159)	$932,615,137	28.0
U.S. TREASURY OBLIGATIONS: 41.0%
	U.S. Treasury Bonds: 6.2%
50,201,000 (3)	3.000%, 02/15/2048	50,328,463	1.5
33,645,000	3.500%, 02/15/2039	36,617,194	1.1
13,888,000	3.625%, 08/15/2043	15,462,878	0.5
14,092,000	3.625%, 02/15/2044	15,707,075	0.5
13,251,000	3.750%, 11/15/2043	15,048,167	0.4
73,570,000	2.250%-8.125%, 08/15/2019-08/15/2046	73,975,055	2.2
		207,138,832	6.2
	U.S. Treasury Notes: 34.8%
27,497,000	1.000%, 08/31/2019	27,054,470	0.8
29,467,000	1.250%, 11/30/2018	29,365,707	0.9
13,040,000	1.250%, 10/31/2021	12,459,058	0.4
16,756,000	1.375%, 09/30/2018	16,730,950	0.5
20,000,000	1.375%, 01/15/2020	19,665,234	0.6
37,540,000	1.375%, 04/30/2021	36,278,157	1.1
19,814,000	1.500%, 12/31/2018	19,749,372	0.6
11,925,000	1.500%, 01/31/2019	11,876,322	0.3
19,814,000	1.625%, 07/31/2019	19,652,624	0.6
12,097,000	1.625%, 08/31/2019	11,988,789	0.3
24,847,000	1.625%, 02/15/2026	22,795,667	0.7
22,705,000	1.750%, 09/30/2019	22,516,974	0.7
18,000,000	1.750%, 09/30/2022	17,311,641	0.5
24,900,000	2.000%, 11/30/2020	24,562,488	0.7
12,097,000	2.000%, 02/28/2021	11,909,402	0.3
17,133,000	2.000%, 11/15/2026	16,053,487	0.5
20,498,000	2.125%, 01/31/2021	20,254,987	0.6
20,000,000	2.125%, 05/15/2025	19,138,672	0.6
26,457,000	2.250%, 11/15/2024	25,598,698	0.8
19,590,000	2.375%, 12/31/2020	19,489,754	0.6
19,404,000	2.500%, 06/30/2020	19,393,767	0.6
109,770,000	2.625%, 06/30/2023	109,214,719	3.3
26,255,000	2.750%, 02/15/2019	26,337,560	0.8
36,569,500	2.750%, 11/15/2023	36,555,929	1.1
42,052,000	2.750%, 02/15/2024	41,995,328	1.3
86,990,000	2.750%, 06/30/2025	86,629,807	2.6
59,068,000	2.875%, 05/15/2028	59,168,370	1.8
380,630,000 (3)	0.750%-3.500%, 07/31/2018-11/15/2025	372,262,087	11.2
		1,156,010,020	34.8
	Total U.S. Treasury Obligations (Cost $1,372,730,073)	1,363,148,852	41.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 2.0%
2,000,000 (1)		BAMLL Commercial Mortgage Securities Trust 2015-200P A, 3.218%, 04/14/2033	$1,956,632	0.1
3,000,000		Citigroup Commercial Mortgage Trust 2014-GC19 A4, 4.023%, 03/10/2047	3,089,811	0.1
1,000,000	(1)(4)	COMM 2013-CR10 AM, 4.517%, 08/10/2046	1,039,129	0.0
1,000,000	(1)(4)	Core Industrial Trust 2015-TEXW D, 3.977%, 02/10/2034	999,650	0.1
1,000,000 (1)		Core Industrial Trust 2015-WEST A, 3.292%, 02/10/2037	980,231	0.0
213,538	(1)(4)	DBUBS 2011-LC2A C, 5.719%, 07/10/2044	222,774	0.0
2,000,000 (4)		Ginnia Mae 2011-20 C, 3.562%, 04/16/2041	1,994,427	0.1
2,000,000 (4)		Ginnie Mae 2011-127 C, 3.500%, 03/16/2047	1,973,552	0.1
6,000,000 (4)		Ginnie Mae 2011-142 B, 3.485%, 02/16/2044	5,953,306	0.2
5,000,000 (4)		Ginnie Mae 2011-38 D, 3.700%, 01/16/2051	4,978,004	0.1
196,537 (4)		Ginnie Mae 2011-53 B, 4.397%, 05/16/2051	200,218	0.0
5,000,000		Ginnie Mae 2014-150 C, 3.400%, 12/16/2049	4,846,564	0.1
3,000,000		Ginnie Mae 2014-50 C, 3.400%, 02/16/2047	2,891,064	0.1
1,000,000 (4)		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 B, 4.137%, 01/15/2046	1,007,028	0.0
6,379,463		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16, 4.166%, 12/15/2046	6,590,459	0.2
3,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C2 A3A, 2.881%, 06/15/2049	2,849,107	0.1
2,065,000 (1)		Ladder Capital Commercial Mortgage 2013-GCP A2 Mortgage Trust, 3.985%, 02/15/2036	2,062,419	0.1
3,200,000		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4 A4, 3.134%, 12/15/2048	3,166,945	0.1
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 A4, 3.526%, 12/15/2047	$1,991,807	0.1
1,250,000 (4)		Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 B, 4.565%, 04/15/2047	1,285,257	0.0
220,000 (4)		Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 C, 4.299%, 03/15/2048	210,413	0.0
100,000	(1)(4)	Morgan Stanley Capital I Trust 2011-C1 D, 5.599%, 09/15/2047	103,151	0.0
100,000	(1)(4)	Morgan Stanley Capital I Trust 2011-C1 E, 5.599%, 09/15/2047	103,253	0.0
1,000,000	(1)(4)	MSCG Trust 2015-ALDR A2, 3.577%, 06/07/2035	977,028	0.0
2,350,000		Wells Fargo Commercial Mortgage Trust 2015-P2 A3, 3.541%, 12/15/2048	2,342,528	0.1
2,000,000		Wells Fargo Commercial Mortgage Trust 2016-NXS5 A4, 3.370%, 01/15/2059	1,976,634	0.0
11,465,000		Other Securities	11,557,803	0.3
		Total Commercial Mortgage-Backed Securities (Cost $70,113,996)	67,349,194	2.0
FOREIGN GOVERNMENT BONDS: 3.0%
6,506,000		Asian Development Bank, 1.625%-2.125%, 03/16/2021-03/19/2025	6,308,613	0.2
4,950,000		Colombia Government International Bond, 4.000%-7.375%, 02/26/2024-09/18/2037	5,438,250	0.2
17,771,000 (3)		European Investment Bank, 1.125%-4.000%, 08/15/2019-03/15/2022	17,440,520	0.5
1,000,000		Japan Bank for International Cooperation/ Japan, 1.750%, 05/28/2020	978,364	0.0
5,000,000		Japan Bank for International Cooperation, 2.125%, 11/16/2020	4,903,389	0.2
3,000,000 (1)		Kommunalbanken AS, 2.250%, 01/25/2022	2,930,632	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
1,800,000 (1)	Kommunalbanken AS, 2.500%, 01/11/2023	$1,763,296	0.0
1,000,000	Province of Ontario Canada, 1.875%, 05/21/2020	982,754	0.0
13,308,000	Province of Ontario Canada, 4.400%, 04/14/2020	13,680,247	0.4
44,644,000 (2)	Other Securities	46,550,104	1.4
	Total Foreign Government Bonds (Cost $102,435,811)	100,976,169	3.0
	Total Long-Term Investments (Cost $3,510,311,087)	3,482,458,299	104.7
SHORT-TERM INVESTMENTS: 10.0%
	Commercial Paper: 5.5%
20,000,000	AT&T, Inc., 2.540%, 07/10/2018	19,986,097	0.6
20,000,000	Autozone Inc D, 2.660%, 07/06/2018	19,991,250	0.6
20,000,000	Concord Minute, 2.390%, 07/05/2018	19,993,453	0.6
31,000,000	Consolidated E, 2.940%, 07/03/2018	30,992,515	0.9
10,000,000	EASTMAN, 2.510%, 07/12/2018	9,991,767	0.3
7,500,000	Harley Davison, 2.570%, 09/07/2018	7,463,790	0.2
40,758,000	Johnson CTLS I, 3.280%, 07/02/2018	40,750,681	1.2
15,000,000	Marriott Intl, 2.520%, 07/11/2018	14,988,625	0.5
14,250,000	McDonalds, 2.540%, 07/10/2018	14,240,094	0.4
5,000,000	NBC Universal, 2.470%, 07/19/2018	4,993,583	0.2
		183,391,855	5.5
	Securities Lending Collateral(7): 1.8%
14,309,461	Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.10%, due 07/02/18 (Repurchase Amount $14,311,931, collateralized by various U.S. Government Agency Obligations, 3.000%-4.500%, Market Value plus accrued interest $14,595,650, due 06/01/46-05/15/58)	14,309,461	0.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(7) (continued)
14,309,461	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $14,312,143, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $14,595,653, due 11/15/42-08/15/44)	$14,309,461	0.4
2,913,373	MUFG Securities America Inc., Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $2,913,881, collateralized by various U.S. Government Agency Obligations, 2.430%-6.000%, Market Value plus accrued interest $2,971,641, due 02/01/21-10/15/58)	2,913,373	0.1
3,963,120	National Bank Financial, Repurchase Agreement dated 06/29/18, 2.01%, due 07/02/18 (Repurchase Amount $3,963,775, collateralized by various U.S. Government Securities, 0.000%-6.000%, Market Value plus accrued interest $4,042,383, due 09/06/18-09/09/49)	3,963,120	0.1
10,346,341	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $10,347,999, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $10,553,298, due 01/31/20-09/09/49)	10,346,341	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(7) (continued)
14,309,461	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $14,312,166, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $14,595,757, due 07/15/19-02/15/48)	$14,309,461	0.4
		60,151,217	1.8
	Mutual Funds: 2.7%
89,378,000 (8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810% (Cost $89,378,000)	89,378,000	2.7
	Total Short-Term Investments (Cost $332,943,575)	332,921,072	10.0
	Total Investments in Securities (Cost $3,843,254,662)	$3,815,379,371	114.7
	Liabilities in Excess of Other Assets	(488,508,323)	(14.7)
	Net Assets	$3,326,871,048	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
The grouping contains securities on loan.

(3)
Security, or a portion of the security, is on loan.

(4)
Variable rate security. Rate shown is the rate in effect as of June 30, 2018.

(5)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(6)
Settlement is on a when-issued or delayed-delivery basis.

(7)
Represents securities purchased with cash collateral received for securities on loan.

(8)
Rate shown is the 7-day yield as of June 30, 2018.

Reference Rate Abbreviations:
US0003M 3-month LIBOR
US0012M 12-month LIBOR

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$963,667,543	$—	$963,667,543
Collateralized Mortgage Obligations	—	3,407,210	—	3,407,210
Municipal Bonds	—	32,722,308	—	32,722,308
U.S. Treasury Obligations	—	1,363,148,852	—	1,363,148,852
Convertible Bonds/Notes	—	499,917	—	499,917
Commercial Mortgage-Backed Securities	—	67,349,194	—	67,349,194
U.S. Government Agency Obligations	—	932,615,137	—	932,615,137
Asset-Backed Securities	—	18,071,969	—	18,071,969
Foreign Government Bonds	—	100,976,169	—	100,976,169
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Short-Term Investments	89,378,000	243,543,072	—	332,921,072
Total Investments, at fair value	$172,242,114	$3,643,137,257	$—	$3,815,379,371
Other Financial Instruments+
Futures	364	—	—	364
Total Assets	$172,242,478	$3,643,137,257	$—	$3,815,379,735

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2018, the following futures contracts were outstanding for Voya U.S. Bond Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
U.S. Treasury 2-Year Note	(6)	09/28/18	$(1,270,969)	$364
			$(1,270,969)	$364

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$364
Total Asset Derivatives		$364

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Interest Rate Contracts	$14,131	$—	$14,131
Credit Contracts	—	(720)	(720)
Total	$14,131	$(720)	$13,411

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest Rate Contracts	$(3,497)
Total	$(3,497)

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2018 (Unaudited) (continued)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $3,849,241,609.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$33,415,138
Gross Unrealized Depreciation	(67,277,012)
Net Unrealized Depreciation	$(33,861,874)

See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-VIPALL         (0618-082218)

Semi-Annual Report
June 30, 2018
Classes I and S
Domestic Equity Index Portfolios
■
Voya Index Plus LargeCap Portfolio

■
Voya Index Plus MidCap Portfolio

■
Voya Index Plus SmallCap Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

[This Page Intentionally Left Blank]

PRESIDENT’S LETTER

Mid-Year Outlook
Dear Shareholder,
Market performance has been disappointing in the first half of 2018, as illustrated by the year-to-date returns in U.S. equities, despite two back-to-back quarters of over 20% earnings growth. Such periods of sweeping weak equity and bond returns are uncommon, especially when corporate profits look robust. Profits do not arise from nowhere: statistical reports this year show strong economic growth, expansion of jobs and higher consumer spending. How can we explain the disconnection between the economy and financial markets?
Investors have had to process a range of mixed signals: U.S. economic statistics point to strong growth, but the rest of the world has moderated, particularly the emerging markets. Trade concerns have clouded the financial market narrative, with scant visibility to a resolution. There are other risks besides trade conflict, such as complicated U.S. politics with the approaching mid-term elections, inflation overshoots potentially quickening the pace of interest rates increases and populist politics throwing into question the sustainability of the euro zone. The response to all this uncertainty has been vacillation between bursts of pessimism and optimism, which has led to market tumbles and rallies in rapid succession.
As 2019 approaches, we will see whether optimism or pessimism sets the tone for the year. The current state of heightened volatility may or may not persist. If it does, investors can expect to feel the pull of temptation — it is hard to resist the impulse to change one’s investment strategy seeking to avoid downturns. We believe it is important to remember that regardless of what happens in the financial markets, investors generally are better off sticking to their plans. A plan based upon your long-term goals and risk tolerances, developed with your financial advisor, offers the best chance of reaching your destination.
If your goals or needs have changed, thoroughly discuss these issues with your investment advisor before making any changes to your investment plan. Voya seeks to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
July 19, 2018
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

Market Perspective: Six Months Ended June 30, 2018

Our new fiscal year commenced with global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, in seemingly robust health. The Index had returned 18.48% in 2017, rising in every month. A “buy-the-dip” mentality prevailed among investors in risk assets, in which disappointments were soon forgiven. A narrative of synchronized global growth and corporate earnings, with monetary conditions still historically easy, looked intact. (The Index returned 0.43% for the six-months ended June 30, 2018, measured in U.S. dollars.)
But having reached an all-time high on January 26, in February the spell was broken, and after 15 consecutive gains, the Index suffered a monthly loss. Another loss followed in March, and for the six-months through June the Index edged up just 1.29%.
December had seen new unemployment claims near a 44-year low. Gross Domestic Product (“GDP”) recorded growth of 3.16% in the latest quarter. Tax reform legislation was signed into law on December 22, under which the lower corporate tax rate of 21% would boost the corporate earnings available for distribution or share buy-backs.
The Federal Open Market Committee (“FOMC”) had raised the federal funds rate by 25bp (0.25%) from 1.25% to 1.50%, with three more increases projected for 2018. As 2017 ended, new unemployment claims were near a 44-year low and the unemployment rate was stable at 4.1%. All seemed well, but some commentators wondered whether a tax cut stimulus costing $1 trillion to an already strong economy near full employment, would require more than three increases, and how would markets react when this became obvious.
In Europe, initially, evidence of the euro zone’s economic recovery continued to accumulate; GDP grew at 2.8% year-over-year and unemployment edged down to 8.6%, the lowest since December 2008. Purchasing managers’ indices, closely watched leading indicators of economic activity, reached multi-year highs. But as the months wore on, these fell back and the June readings were the lowest of the year, while industrial production sagged and core inflation slipped to 1.0%. The UK’s economy was still beset by uncertainty over Brexit. First quarter GDP was just 1.2% above the level one year earlier.
In Asia, China’s GDP growth was steady at 6.8% year-over-year. But tighter monetary policy to force deleveraging was driving up bond defaults, while key measures of economic activity, like fixed asset investment, retail sales and industrial production were cooling. In Japan, GDP grew for eight consecutive quarters, but in the first quarter of 2018 it fell by 0.6% annualized, with wage and price inflation still stubbornly low. In short, the main international economies seemed to be faltering.
In the U.S., 2018 started with a rather tame January employment report, but was followed in mid-month by unexpectedly strong inflation figures. Bond yields were creeping up and by January 22, the ten-year Treasury yield reached a three-year high. In early February fears of inflation and spiking bond yields gripped markets, which became much more volatile. The Index slumped 7% in a week.
Still, the underlying U.S. economy remained strong. In April the unemployment rate broke below 4% and in June it was reported at
3.75%, equaling the lowest since 1969. While GDP growth in the first quarter of 2018, at 2.0%, continued its recent pattern of modest first quarter increases, expectations for the second quarter exceeded 4%.
In March and June the FOMC duly raised rates, with two more increases now projected for 2018.
But by then investors had more to worry about than rising U.S. interest rates. On March 1, the White House announced tariffs of 25% on imported steel and 10% on aluminum, which took effect at the beginning of June. Specific tariffs on Chinese imports and restrictions on Chinese investments were promised, as was a 20% tariff on European auto imports. Retaliation was swift.
So June ended with the aura of synchronized global growth fading fast and what was left of it threatened by a trade war, from which surely no-one could expect any lasting benefit.
In U.S. fixed income markets, the Treasury yields rose across the curve, the short end significantly more than the long. Indeed the excess of the 10-year yield over the two-year fell to just 0.32%, the lowest in nearly 11 years. The Bloomberg Barclays U.S. Aggregate Bond Index lost 1.62%, the Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index fell 3.27%, dragged down by longer dated issues, which especially suffered as interest rates rose.
U.S. equities, represented by the S&P 500® Index including dividends, rose 2.65%. The earnings per share of its constituent companies recorded growth in the first quarter of 2018 of 24.8% year-over-year, the most since 2010. Consumer discretionary, the sector of Amazon and Netflix, was the top performer, up 11.52%; consumer staples suffered the biggest loss, 8.55%.
In currencies, the dollar rose 2.94% against the euro and 2.42% against the pound, but slipped 1.78% against the yen. From about April, after sustained weakness, dollar strength returned as the economic data for most of the rest of the world faded.
International markets were all unnerved by February’s general upsurge in volatility and by the risk of a trade war referred to above. In addition, the fiscal boost in the U.S. probably improved that market’s relative attractiveness. MSCI Japan® Index fell 3.66% over the fiscal half-year. MSCI Europe ex UK® Index lost 1.21%. Political worries resurfaced in Italy with the election of a populist government to add to those caused by weakening economic indicators. MSCI UK® Index gained 1.39%, driven by its big global energy constituents, as oil prices recovered.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2018*	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2018*
Voya Index Plus LargeCap Portfolio
Class I	$1,000.00	$1,006.70	0.49%	$2.44	$1,000.00	$1,022.36	0.49%	$2.46
Class S	1,000.00	1,005.30	0.74	3.68	1,000.00	1,021.12	0.74	3.71
Voya Index Plus MidCap Portfolio
Class I	$1,000.00	$1,012.70	0.55%	$2.74	$1,000.00	$1,022.07	0.55%	$2.76
Class S	1,000.00	1,011.80	0.80	3.99	1,000.00	1,020.83	0.80	4.01
Voya Index Plus SmallCap Portfolio
Class I	$1,000.00	$1,069.70	0.55%	$2.82	$1,000.00	$1,022.07	0.55%	$2.76
Class S	1,000.00	1,068.10	0.80	4.10	1,000.00	1,020.83	0.80	4.01

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2018 (Unaudited)

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
ASSETS:
Investments in securities at fair value+*	$893,696,784	$600,534,915	$296,580,467
Short-term investments at fair value**	6,133,000	22,121,788	18,984,023
Cash	543,246	394,538	127,054
Cash collateral for futures	313,220	277,117	134,550
Receivables:
Fund shares sold	221,942	5,563	4,972
Dividends	590,418	725,045	251,824
Interest	—	22	31
Prepaid expenses	8,484	6,233	2,890
Other assets	85,793	58,124	29,406
Total assets	901,592,887	624,123,345	316,115,217
LIABILITIES:
Payable for fund shares redeemed	3,532,345	377,279	208,379
Payable upon receipt of securities loaned	—	16,452,788	15,243,023
Payable for investment management fees	340,645	255,092	126,239
Payable for distribution and shareholder service fees	19,400	17,463	13,740
Payable for directors fees	4,418	3,153	1,490
Payable to directors under the deferred compensation plan (Note 6)	85,793	58,124	29,406
Other accrued expenses and liabilities	125,227	145,158	66,776
Total liabilities	4,107,828	17,309,057	15,689,053
NET ASSETS	$897,485,059	$606,814,288	$300,426,164
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$706,232,911	$512,971,388	$230,230,156
Undistributed net investment income	6,127,936	3,354,850	1,216,152
Accumulated net realized gain	27,199,327	31,184,721	17,210,028
Net unrealized appreciation	157,924,885	59,303,329	51,769,828
NET ASSETS	$897,485,059	$606,814,288	$300,426,164
+ Including securities loaned at value	$—	$16,032,604	$14,868,851
* Cost of investments in securities	$735,763,658	$541,171,755	$244,774,027
** Cost of short-term investments	$6,133,000	$22,121,788	$18,984,023
Class I
Net assets	$805,243,476	$523,489,125	$235,093,862
Shares authorized	200,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	30,250,800	25,714,650	9,458,577
Net asset value and redemption price per share	$26.62	$20.36	$24.86
Class S
Net assets	$92,241,583	$83,325,163	$65,332,302
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	3,490,762	4,158,388	2,658,638
Net asset value and redemption price per share	$26.42	$20.04	$24.57
See Accompanying Notes to Financial Statements
5

STATEMENTS OF OPERATIONS for the six months ended June 30, 2018 (Unaudited)

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$8,473,023	$5,128,927	$1,936,151
Interest	1,563	953	784
Securities lending income, net	9,439	37,642	91,163
Settlement income (Note 12)	—	—	119,407
Other	43,306	73,108	—
Total investment income	8,527,331	5,240,630	2,147,505
EXPENSES:
Investment management fees	1,971,607	1,563,550	738,836
Distribution and shareholder service fees:
Class S	119,185	106,360	81,119
Transfer agent fees	479	336	211
Shareholder reporting expense	27,150	23,530	15,747
Professional fees	29,865	22,444	12,851
Custody and accounting expense	41,630	39,820	17,195
Directors fees	17,671	12,612	5,960
License fee	43,816	31,273	14,778
Miscellaneous expense	11,870	9,850	6,926
Interest expense	18	1,997	13
Total expenses	2,263,291	1,811,772	893,636
Net expenses	2,263,291	1,811,772	893,636
Net investment income	6,264,040	3,428,858	1,253,869
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	28,284,182	32,161,504	17,318,708
Futures	(339,153)	76,498	326,039
Net realized gain	27,945,029	32,238,002	17,644,747
Net change in unrealized appreciation (depreciation) on:
Investments	(26,758,010)	(27,529,349)	1,247,006
Futures	(9,395)	(151,767)	(37,658)
Net change in unrealized appreciation (depreciation)	(26,767,405)	(27,681,116)	1,209,348
Net realized and unrealized gain	1,177,624	4,556,886	18,854,095
Increase in net assets resulting from operations	$7,441,664	$7,985,744	$20,107,964
* Foreign taxes withheld	$165	$—	$966
See Accompanying Notes to Financial Statements
6

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Plus LargeCap Portfolio		Voya Index Plus MidCap Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$6,264,040	$12,817,109	$3,428,858	$6,018,081
Net realized gain	27,945,029	71,905,513	32,238,002	71,511,360
Net change in unrealized appreciation (depreciation)	(26,767,405)	97,504,637	(27,681,116)	5,017,364
Increase in net assets resulting from operations	7,441,664	182,227,259	7,985,744	82,546,805
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(12,128,610)	(11,620,498)	(5,405,458)	(7,347,533)
Class S	(1,131,563)	(1,432,141)	(616,011)	(1,042,875)
Net realized gains:
Class I	(63,951,109)	(13,314,297)	(61,551,115)	(35,337,304)
Class S	(7,337,556)	(1,942,904)	(9,747,640)	(6,230,786)
Total distributions	(84,548,838)	(28,309,840)	(77,320,224)	(49,958,498)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	79,386,392	33,191,342	4,525,383	16,226,066
Reinvestment of distributions	84,548,838	28,309,840	77,320,224	49,958,498
	163,935,230	61,501,182	81,845,607	66,184,564
Cost of shares redeemed	(63,748,430)	(123,408,714)	(53,585,969)	(116,080,775)
Net increase (decrease) in net assets resulting from capital share transactions	100,186,800	(61,907,532)	28,259,638	(49,896,211)
Net increase (decrease) in net assets	23,079,626	92,009,887	(41,074,842)	(17,307,904)
NET ASSETS:
Beginning of year or period	874,405,433	782,395,546	647,889,130	665,197,034
End of year or period	$897,485,059	$874,405,433	$606,814,288	$647,889,130
Undistributed net investment income at end of year or period	$6,127,936	$13,124,069	$3,354,850	$5,947,461
See Accompanying Notes to Financial Statements
7

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Plus SmallCap Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$1,253,869	$2,364,998
Net realized gain	17,644,747	36,712,740
Net change in unrealized appreciation (depreciation)	1,209,348	(10,894,650)
Increase in net assets resulting from operations	20,107,964	28,183,088
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(1,988,482)	(2,087,309)
Class S	(377,802)	(473,519)
Net realized gains:
Class I	(28,874,392)	(19,997,489)
Class S	(8,124,745)	(6,351,708)
Total distributions	(39,365,421)	(28,910,025)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,057,424	13,519,968
Reinvestment of distributions	39,365,421	28,910,025
	45,422,845	42,429,993
Cost of shares redeemed	(22,735,519)	(70,891,173)
Net increase (decrease) in net assets resulting from capital share transactions	22,687,326	(28,461,180)
Net increase (decrease) in net assets	3,429,869	(29,188,117)
NET ASSETS:
Beginning of year or period	296,996,295	326,184,412
End of year or period	$300,426,164	$296,996,295
Undistributed net investment income at end of year or period	$1,216,152	$2,328,567

See Accompanying Notes to Financial Statements
8

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Plus LargeCap Portfolio
Class I
06-30-18	29.11	0.21•	0.00*	0.21	0.43	2.27	—	2.70	—	26.62	0.67	0.49	0.49	0.49	1.46	805,243	25
12-31-17	24.19	0.42•	5.41	5.83	0.42	0.49	—	0.91	—	29.11	24.64	0.48	0.46	0.46	1.58	774,135	56
12-31-16	22.32	0.42•	1.83	2.25	0.38	—	—	0.38	—	24.19	10.27	0.49	0.44	0.44	1.85	678,267	96
12-31-15	22.48	0.39•	(0.19)	0.20	0.36	—	—	0.36	—	22.32	0.84	0.49	0.44	0.44	1.74	565,257	66
12-31-14	20.05	0.33•	2.41	2.74	0.31	—	—	0.31	—	22.48	13.86	0.44	0.44	0.44	1.58	639,454	72
12-31-13	15.37	0.28•	4.72	5.00	0.32	—	—	0.32	—	20.05	32.92	0.44	0.44	0.44	1.60	601,491	80
Class S
06-30-18	28.87	0.17•	0.00*	0.17	0.35	2.27	—	2.62	—	26.42	0.53	0.74	0.74	0.74	1.20	92,242	25
12-31-17	24.00	0.35•	5.37	5.72	0.36	0.49	—	0.85	—	28.87	24.30	0.73	0.71	0.71	1.33	100,271	56
12-31-16	22.14	0.36•	1.82	2.18	0.32	—	—	0.32	—	24.00	9.99	0.74	0.69	0.69	1.59	104,129	96
12-31-15	22.29	0.33•	(0.18)	0.15	0.30	—	—	0.30	—	22.14	0.63	0.74	0.69	0.69	1.49	109,690	66
12-31-14	19.89	0.28•	2.38	2.66	0.26	—	—	0.26	—	22.29	13.54	0.69	0.69	0.69	1.33	129,744	72
12-31-13	15.24	0.24•	4.68	4.92	0.27	—	—	0.27	—	19.89	32.67	0.69	0.69	0.69	1.35	136,884	80
Voya Index Plus MidCap Portfolio
Class I
06-30-18	22.95	0.12•	0.15	0.27	0.23	2.63	—	2.86	—	20.36	1.27	0.55	0.55	0.55	1.13	523,489	28
12-31-17	21.87	0.21•	2.62	2.83	0.30	1.45	—	1.75	—	22.95	13.58	0.53	0.51	0.51	0.96	559,342	75
12-31-16	20.74	0.23	3.18	3.41	0.22	2.06	—	2.28	—	21.87	18.14	0.54	0.49	0.49	1.11	561,057	99
12-31-15	24.58	0.22	(0.45)	(0.23)	0.23	3.38	—	3.61	—	20.74	(1.79)	0.54	0.49	0.49	0.94	513,583	90
12-31-14	23.62	0.21•	1.95	2.16	0.19	1.01	—	1.20	—	24.58	9.56	0.49	0.49	0.49	0.89	577,230	72
12-31-13	17.76	0.17•	5.92	6.09	0.23	—	—	0.23	—	23.62	34.56	0.49	0.49	0.49	0.81	588,001	66
Class S
06-30-18	22.59	0.10•	0.15	0.25	0.17	2.63	—	2.80	—	20.04	1.18	0.80	0.80	0.80	0.88	83,325	28
12-31-17	21.55	0.15•	2.58	2.73	0.24	1.45	—	1.69	—	22.59	13.29	0.78	0.76	0.76	0.71	88,547	75
12-31-16	20.46	0.19	3.12	3.31	0.16	2.06	—	2.22	—	21.55	17.83	0.79	0.74	0.74	0.86	104,140	99
12-31-15	24.29	0.15•	(0.44)	(0.29)	0.16	3.38	—	3.54	—	20.46	(2.06)	0.79	0.74	0.74	0.69	102,389	90
12-31-14	23.35	0.15•	1.93	2.08	0.13	1.01	—	1.14	—	24.29	9.30	0.74	0.74	0.74	0.63	123,119	72
12-31-13	17.56	0.12•	5.85	5.97	0.18	—	—	0.18	—	23.35	34.23	0.74	0.74	0.74	0.56	135,017	66
Voya Index Plus SmallCap Portfolio
Class I
06-30-18	26.78	0.12•	1.65	1.77	0.24	3.45	—	3.69	—	24.86	6.97(a)	0.55	0.55	0.55	0.90(b)	235,094	24
12-31-17	26.91	0.22•	2.25	2.47	0.25	2.35	—	2.60	—	26.78	9.91	0.54	0.52	0.52	0.83	231,351	65
12-31-16	21.97	0.23	5.57	5.80	0.20	0.66	—	0.86	—	26.91	27.32	0.55	0.50	0.50	0.95	243,530	60
12-31-15	22.90	0.19•	(0.92)	(0.73)	0.20	—	—	0.20	—	21.97	(3.21)	0.55	0.50	0.50	0.81	199,425	46
12-31-14	21.86	0.18•	1.00	1.18	0.14	—	—	0.14	—	22.90	5.44	0.50	0.50	0.50	0.84	226,277	40
12-31-13	15.48	0.13•	6.43	6.56	0.18	—	—	0.18	—	21.86	42.70	0.49	0.49	0.49	0.70	243,564	55
Class S
06-30-18	26.47	0.08•	1.63	1.71	0.16	3.45	—	3.61	—	24.57	6.81(a)	0.80	0.80	0.80	0.65(b)	65,332	24
12-31-17	26.63	0.15•	2.22	2.37	0.18	2.35	—	2.53	—	26.47	9.60	0.79	0.77	0.77	0.58	65,645	65
12-31-16	21.74	0.16•	5.53	5.69	0.14	0.66	—	0.80	—	26.63	27.01	0.80	0.75	0.75	0.70	82,654	60
12-31-15	22.66	0.13•	(0.91)	(0.78)	0.14	—	—	0.14	—	21.74	(3.47)	0.80	0.75	0.75	0.55	75,891	46
12-31-14	21.62	0.13•	1.00	1.13	0.09	—	—	0.09	—	22.66	5.24	0.75	0.75	0.75	0.59	92,574	40
12-31-13	15.32	0.08•	6.36	6.44	0.14	—	—	0.14	—	21.62	42.28	0.74	0.74	0.74	0.45	106,112	55

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

See Accompanying Notes to Financial Statements
9

Financial Highlights (Unaudited) (continued)

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by an Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(a)
Excluding amounts related to a securities lending settlement recorded in the period ended June 30, 2018, Voya Index Plus SmallCap Portfolio’s total returns would have been 6.93% and 6.77% for Class I and S, respectively.

(b)
Excluding amounts related to a securities lending settlement recorded in the period ended June 30, 2018, Voya Index Plus SmallCap Portfolio’s Net Investment Income Ratios would have been 0.82% and 0.57% for Class I and S, respectively.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are nineteen active separate investment series that comprise the Company. The three series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya Index Plus LargeCap Portfolio (“Index Plus LargeCap”), Voya Index Plus MidCap Portfolio (“Index Plus MidCap”), and Voya Index Plus SmallCap Portfolio (“Index Plus SmallCap”), each a diversified series of the Company. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Class I and Class S. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Portfolio to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expire.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

G. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.
H. Foreign Currency Transactions and Futures Contracts. Each Portfolio may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a currency forward contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon date. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. There were no forward foreign currency contracts entered into by any Portfolio during the period ended June 30, 2018.
Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.
Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments, if any. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2018, each Portfolio had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the six months ended June 30, 2018, Index Plus LargeCap, Index Plus MidCap, and Index Plus SmallCap had average notional values on futures contracts purchased of  $3,981,630, $6,614,283 and $2,971,162, respectively. Please refer to the tables following each respective Portfolio of Investments for open futures contracts at June 30, 2018.
I. Securities Lending. Each Portfolio may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
J. Restricted Securities. Each Portfolio may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
K. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the six months ended June 30, 2018, the cost of purchases and the proceeds from the sale of securities, excluding short-term securities, were as follows:
	Purchases	Sales
Index Plus LargeCap	$243,419,849	$218,496,996
Index Plus MidCap	176,542,713	217,142,174
Index Plus SmallCap	70,221,211	87,822,357
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Index Plus LargeCap	0.45%
Index Plus MidCap	0.50%
Index Plus SmallCap	0.50%
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION FEES
Class S shares of the Portfolios have a shareholder services and distribution plan (the “Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or the distribution of each Portfolio’s Class S shares. Pursuant to the Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s Class S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2018, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment company owned more than 5% of the following Portfolios:
Subsidiary/Affiliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	Index Plus SmallCap	5.31%
Voya Insurance and Annuity Company	Index Plus LargeCap	9.76
	Index Plus MidCap	12.62
	Index Plus SmallCap	20.15
Voya Retirement Insurance and Annuity Company	Index Plus LargeCap	62.52
	Index Plus MidCap	79.19
	Index Plus SmallCap	69.48
Voya Solution 2045 Portfolio	Index Plus LargeCap	5.43
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — LICENSING FEE
Effective January 1, 2018, S&P Opco, LLC receives an annual licensing fee from the Portfolios.
NOTE 8 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class I	Class S
Index Plus LargeCap	0.55%	0.80%
Index Plus MidCap	0.60%	0.85%
Index Plus SmallCap	0.60%	0.85%
The Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2018, the Portfolios did not have any amount of waived and/or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.
The Expense Limitation Agreement is contractual through May 1, 2019 (except for Index Plus LargeCap, which is through May 1, 2020) and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective May 18, 2018, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 17, 2019. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 18, 2018, the predecessor line of credit was for an aggregate amount of  $400,000,000 and paid a commitment fee equal to 0.15% through May 18, 2018.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the six months ended June 30, 2018:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Index Plus MidCap	4	$6,548,750	2.70%

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Plus LargeCap
Class I
6/30/2018	2,753,060	—	2,840,916	(1,934,699)	3,659,277	78,978,962	—	76,079,719	(54,734,986)	100,323,695
12/31/2017	1,248,173	—	980,913	(3,671,316)	(1,442,230)	32,728,145	—	24,934,795	(96,509,424)	(38,846,484)
Class S
6/30/2018	13,676	—	318,388	(313,996)	18,068	407,430	—	8,469,119	(9,013,444)	(136,895)
12/31/2017	18,104	—	133,612	(1,017,345)	(865,629)	463,197	—	3,375,045	(26,899,290)	(23,061,048)
Index Plus MidCap
Class I
6/30/2018	178,208	—	3,311,403	(2,149,448)	1,340,163	4,052,662	—	66,956,574	(46,930,342)	24,078,894
12/31/2017	654,062	—	2,008,322	(3,946,704)	(1,284,320)	14,633,990	—	42,684,837	(87,037,517)	(29,718,690)
Class S
6/30/2018	21,059	—	520,525	(302,103)	239,481	472,721	—	10,363,650	(6,655,627)	4,180,744
12/31/2017	73,006	—	346,963	(1,333,343)	(913,374)	1,592,076	—	7,273,661	(29,043,258)	(20,177,521)
Index Plus SmallCap
Class I
6/30/2018	209,194	—	1,273,746	(663,956)	818,984	5,389,989	—	30,862,874	(17,444,676)	18,808,187
12/31/2017	476,912	—	889,082	(1,774,760)	(408,766)	12,650,997	—	22,084,798	(46,540,504)	(11,804,709)
Class S
6/30/2018	25,376	—	354,864	(201,322)	178,918	667,435	—	8,502,547	(5,290,843)	3,879,139
12/31/2017	33,633	—	277,448	(935,145)	(624,064)	868,971	—	6,825,227	(24,350,669)	(16,656,471)
NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.
The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Securities Lending Collateral.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolios.

18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

The following tables represent a summary of the Portfolios’ securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2018:
Index Plus MidCap
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$790	$(790)	$—
CREDIT SUISSE AG	431,147	(431,147)	—
Cantor Fitzgerald & Co	363,598	(363,598)	—
Citigroup Global Markets Inc.	54,201	(54,201)	—
Credit Suisse Securities (USA) LLC	929,360	(929,360)	—
Goldman, Sachs & Co. LLC	2,418,793	(2,418,793)	—
HSBC Bank PLC	2,205,408	(2,205,408)	—
J.P. Morgan Securities LLC	1,788,800	(1,788,800)	—
Jefferies LLC	7,209	(7,209)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	19,809	(19,809)	—
Morgan Stanley & Co. LLC	832,350	(832,350)	—
National Financial Services LLC	3,943,422	(3,943,422)	—
RBC Dominion Securities Inc	471,574	(471,574)	—
SG Americas Securities, LLC	105,677	(105,677)	—
Scotia Capital (USA) INC	25,548	(25,548)	—
UBS Securities LLC.	474	(474)	—
Wells Fargo Securities LLC	2,434,444	(2,434,444)	—
Total	$16,032,604	$(16,032,604)	$—

(1)
Collateral with a fair value of  $16,452,788 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Index Plus SmallCap
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$1,035,246	$(1,035,246)	$—
BNP Paribas	221,092	(221,092)	—
CIBC World Markets INC	1,372,263	(1,372,263)	—
Citadel Clearing LLC	498,150	(498,150)	—
Credit Suisse Securities (USA) LLC	45,749	(45,749)	—
Goldman, Sachs & Co. LLC	2,517,683	(2,517,683)	—
J.P. Morgan Securities LLC	1,389,748	(1,389,748)	—
Janney Montgomery Scott LLC	11,547	(11,547)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Jefferies LLC	60,282	(60,282)	—
Morgan Stanley & Co. LLC	1,634,655	(1,634,655)	—
National Financial Services LLC	1,014,159	(1,014,159)	—
Natixis Securities America LLC	1,597,979	(1,597,979)	—
RBC Dominion Securities Inc	653,901	(653,901)	—
SG Americas Securities, LLC	1,927,005	(1,927,005)	—
Wells Fargo Securities LLC	889,393	(889,393)	—
Total	$14,868,852	$(14,868,852)	$—

(1)
Collateral with a fair value of  $15,243,023 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — SECURITES LENDING SETTLEMENT
In February 2018, Voya Investments and Directed Services LLC (collectively, the “Respondent”) entered into a settlement agreement (the “Settlement”) with the Securities and Exchange Commission related to certain securities lending practices employed within various insurance-dedicated Voya mutual funds. The Respondent paid disgorgement, prejudgment interest and a civil money penalty of  $3,647,469, including payments to the impacted mutual funds totaling $2,024,355. During the six-month period ended June 30, 2018, Index Plus SmallCap received a payment of  $119,407 related to the Settlement and such amount is recorded in Settlement Income in the accompanying Statements of Operations.
NOTE 13 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 13 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:
	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Index Plus LargeCap	$30,151,020	$54,397,818	$13,052,639	$15,257,201
Index Plus MidCap	20,842,073	56,478,151	11,823,557	38,134,941
Index Plus SmallCap	7,344,381	32,021,040	3,831,342	25,078,683
The tax-basis components of distributable earnings as of December 31, 2017 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
Index Plus LargeCap	$30,148,701	$54,396,695	$183,948,854
Index Plus MidCap	20,840,375	56,478,119	85,931,231
Index Plus SmallCap	7,343,152	32,020,254	50,127,122
At December 31, 2017, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.
The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.
As of June 30, 2018, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2013.
NOTE 14 — SUBSEQUENT EVENTS
Reorganization: The Board approved a proposal to reorganize Voya Multi-Manager Large Cap Core Portfolio (the “Merging Portfolio”), which is not included in this report, with and into Index Plus LargeCap (the “Reorganization”). The proposed Reorganization was approved by the shareholders of the Merging Portfolio at a shareholder meeting held on August 7, 2018. The Reorganization will take place on close of business August 24, 2018.
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

20

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2018 (Unaudited)

Sector Diversification as of June 30, 2018 (as a percentage of net assets)

Information Technology	30.2%
Health Care	14.6%
Financials	13.6%
Industrials	10.0%
Consumer Discretionary	9.2%
Consumer Staples	6.6%
Energy	6.0%
Utilities	3.1%
Real Estate	3.1%
Materials	2.6%
Telecommunication Services	0.6%
Assets in Excess of Other Liabilities*	0.4%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.6%
	Consumer Discretionary: 9.2%
7,344 (1)	Amazon.com, Inc.	$12,483,331	1.4
338,290	Comcast Corp. – Class A	11,099,295	1.2
81,624	Home Depot, Inc.	15,924,842	1.8
83,612	Ross Stores, Inc.	7,086,117	0.8
545,437 (2)	Other Securities	35,697,631	4.0
		82,291,216	9.2
	Consumer Staples: 6.6%
113,148	PepsiCo, Inc.	12,318,423	1.4
123,489	Philip Morris International, Inc.	9,970,502	1.1
180,527	Procter & Gamble Co.	14,091,938	1.5
127,233	Walmart, Inc.	10,897,506	1.2
205,895	Other Securities	12,316,835	1.4
		59,595,204	6.6
	Energy: 6.0%
107,215	Anadarko Petroleum Corp.	7,853,499	0.9
122,917	Chevron Corp.	15,540,396	1.7
146,015	Halliburton Co.	6,579,436	0.8
74,451	Valero Energy Corp.	8,251,404	0.9
174,619	Other Securities	15,469,121	1.7
		53,693,856	6.0
	Financials: 13.6%
47,013	Ameriprise Financial, Inc.	6,576,178	0.7
574,932	Bank of America Corp.	16,207,333	1.8
73,638	Comerica, Inc.	6,695,167	0.7
164,503	JPMorgan Chase & Co.	17,141,213	1.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
167,307	Morgan Stanley	$7,930,352	0.9
42,368	S&P Global, Inc.	8,638,411	1.0
1,185,796	Other Securities	59,361,567	6.6
		122,550,221	13.6
	Health Care: 14.6%
53,792	Amgen, Inc.	9,929,465	1.1
54,671 (1)	Centene Corp.	6,736,014	0.8
46,096	Cigna Corp.	7,834,015	0.9
104,050	CVS Health Corp.	6,695,617	0.8
107,350 (1)	Express Scripts Holding Co.	8,288,494	0.9
25,242	Humana, Inc.	7,512,776	0.8
152,870	Johnson & Johnson	18,549,246	2.1
137,200	Merck & Co., Inc.	8,328,040	0.9
403,406	Pfizer, Inc.	14,635,570	1.6
63,102	UnitedHealth Group, Inc.	15,481,445	1.7
294,871 (2)	Other Securities	26,920,087	3.0
		130,910,769	14.6
	Industrials: 10.0%
40,579	Boeing Co.	13,614,660	1.5
62,725	Honeywell International, Inc.	9,035,536	1.0
80,710	Ingersoll-Rand PLC - Class A	7,242,108	0.8
52,389	Union Pacific Corp.	7,422,474	0.8
93,536	Waste Management, Inc.	7,608,218	0.9
753,920 (2)	Other Securities	44,617,672	5.0
		89,540,668	10.0
	Information Technology: 30.2%
45,902 (1)	Adobe Systems, Inc.	11,191,367	1.3
18,317 (1)	Alphabet, Inc. - Class A	20,683,373	2.3
174,708	Apple, Inc.	32,340,198	3.6
157,731	Applied Materials, Inc.	7,285,595	0.8
167,245 (1)	Cadence Design Systems, Inc.	7,243,381	0.8
339,911	Cisco Systems, Inc.	14,626,370	1.6
127,384 (1)	Facebook, Inc. - Class A	24,753,259	2.8
105,740 (1)	Fortinet, Inc.	6,601,348	0.7
374,383	Microsoft Corp.	36,917,908	4.1
62,049	Motorola Solutions, Inc.	7,220,642	0.8
251,211	Oracle Corp.	11,068,357	1.2
101,058	Texas Instruments, Inc.	11,141,644	1.3
49,967 (1)	VMware, Inc.	7,343,650	0.8
1,405,413 (2)	Other Securities	72,700,693	8.1
		271,117,785	30.2
	Materials: 2.6%
117,736	DowDuPont, Inc.	7,761,157	0.9
308,759 (2)	Other Securities	15,578,619	1.7
		23,339,776	2.6

See Accompanying Notes to Financial Statements
21

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 3.1%
62,835	American Tower Corp.	$9,058,922	1.0
416,963	Other Securities	18,477,341	2.1
		27,536,263	3.1
	Telecommunication Services: 0.6%
145,531	Other Securities	5,345,909	0.6
	Utilities: 3.1%
110,861	Ameren Corp.	6,745,892	0.7
57,556	NextEra Energy, Inc.	9,613,579	1.1
333,879	Other Securities	11,415,646	1.3
		27,775,117	3.1
	Total Common Stock (Cost $735,763,658)	893,696,784	99.6
SHORT-TERM INVESTMENTS: 0.7%
	Mutual Funds: 0.7%
6,133,000 (3)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810% (Cost $6,133,000)	6,133,000	0.7
Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Total Short-Term Investments (Cost $6,133,000)	$6,133,000	0.7
Total Investments in Securities (Cost $741,896,658)	$899,829,784	100.3
Liabilities in Excess of Other Assets	(2,344,725)	(0.3)
Net Assets	$897,485,059	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1)
Non-income producing security.

(2)
The grouping contains non-income producing securities.

(3)
Rate shown is the 7-day yield as of June 30, 2018.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$893,696,784	$—	$—	$893,696,784
Short-Term Investments	6,133,000	—	—	6,133,000
Total Investments, at fair value	$899,829,784	$—	$—	$899,829,784
Liabilities Table
Other Financial Instruments+
Futures	$(8,241)	$—	$—	$(8,241)
Total Liabilities	$(8,241)	$—	$—	$(8,241)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements
22

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2018 (Unaudited) (continued)

At June 30, 2018, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500 E-Mini	3	09/21/18	$408,240	$(8,241)
			$408,240	$(8,241)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$8,241
Total Liability Derivatives		$8,241

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(339,153)
Total	$(339,153)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(9,395)
Total	$(9,395)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $742,584,024.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$182,118,102
Gross Unrealized Depreciation	(24,880,583)
Net Unrealized Appreciation	$157,237,519

See Accompanying Notes to Financial Statements
23

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2018 (Unaudited)

Sector Diversification as of June 30, 2018 (as a percentage of net assets)

Information Technology	16.4%
Financials	15.7%
Industrials	14.7%
Consumer Discretionary	12.6%
Real Estate	9.1%
Health Care	9.0%
Materials	6.3%
Utilities	5.7%
Energy	5.6%
Consumer Staples	3.4%
Telecommunication Services	0.5%
Assets in Excess of Other Liabilities*	1.0%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Consumer Discretionary: 12.6%
102,861 (1)		Brinker International, Inc.	$4,896,184	0.8
92,871		Brunswick Corp.	5,988,322	1.0
26,926		Domino’s Pizza, Inc.	7,597,709	1.2
180,162		KB Home	4,907,613	0.8
1,743 (2)		NVR, Inc.	5,177,320	0.9
166,163		Service Corp. International	5,946,974	1.0
1,680,398	(3)(4)	Other Securities	41,971,773	6.9
			76,485,895	12.6
		Consumer Staples: 3.4%
56,509		Ingredion, Inc.	6,255,546	1.1
257,579 (4)		Other Securities	14,058,332	2.3
			20,313,878	3.4
		Energy: 5.6%
93,590 (2)		Dril-Quip, Inc.	4,810,526	0.8
355,544	(1)(2)	Gulfport Energy Corp.	4,469,188	0.7
1,578,685 (4)		Other Securities	24,666,898	4.1
			33,946,612	5.6
		Financials: 15.7%
103,747		East West Bancorp, Inc.	6,764,304	1.1
110,330		First American Financial Corp.	5,706,268	0.9
271,045		First Horizon National Corp.	4,835,443	0.8
252,667		Old Republic International Corp.	5,030,600	0.8
116,181		Synovus Financial Corp.	6,137,842	1.0
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
213,285		TCF Financial Corp.	$5,251,077	0.9
1,939,881 (4)		Other Securities	61,638,950	10.2
			95,364,484	15.7
		Health Care: 9.0%
48,708 (2)		Charles River Laboratories International, Inc.	5,467,960	0.9
95,164		Encompass Health Corp.	6,444,506	1.1
55,884		Hill-Rom Holdings, Inc.	4,880,909	0.8
52,774 (2)		Masimo Corp.	5,153,381	0.9
41,210		STERIS PLC	4,327,462	0.7
35,571 (2)		WellCare Health Plans, Inc.	8,759,003	1.4
570,232	(3)(4)	Other Securities	19,464,437	3.2
			54,497,658	9.0
		Industrials: 14.7%
57,688		Brink’s Co.	4,600,618	0.8
44,573		Curtiss-Wright Corp.	5,305,078	0.9
70,479		EMCOR Group, Inc.	5,369,090	0.9
54,087		IDEX Corp.	7,381,794	1.2
263,005 (2)		JetBlue Airways Corp.	4,991,835	0.8
55,569		Manpowergroup, Inc.	4,782,268	0.8
64,937		Regal Beloit Corp.	5,311,847	0.9
101,994		Toro Co.	6,145,138	1.0
1,123,859 (4)		Other Securities	45,050,344	7.4
			88,938,012	14.7
		Information Technology: 16.4%
42,217		Broadridge Financial Solutions, Inc. ADR	4,859,177	0.8
74,181		CDK Global, Inc.	4,825,474	0.8
29,841 (2)		Fair Isaac Corp.	5,768,862	1.0
120,219 (2)		Fortinet, Inc.	7,505,272	1.3
202,115		Jabil, Inc.	5,590,501	0.9
48,601		LogMeIn, Inc.	5,018,053	0.8
46,354		MKS Instruments, Inc.	4,436,078	0.7
169,612		Teradyne, Inc.	6,457,129	1.1
217,588		Vishay Intertechnology, Inc.	5,048,041	0.8
1,112,160 (4)		Other Securities	49,942,462	8.2
			99,451,049	16.4
		Materials: 6.3%
118,476		Chemours Co.	5,255,595	0.9
181,217		Louisiana-Pacific Corp.	4,932,727	0.8
159,388		Steel Dynamics, Inc.	7,323,879	1.2
216,918		Valvoline, Inc.	4,678,921	0.8
301,298 (4)		Other Securities	15,773,410	2.6
			37,964,532	6.3

See Accompanying Notes to Financial Statements
24

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: 9.1%
487,466		Cousins Properties, Inc.	$4,723,545	0.8
130,096		First Industrial Realty Trust, Inc.	4,337,401	0.7
125,681		Highwoods Properties, Inc.	6,375,797	1.0
85,874		Lamar Advertising Co.	5,866,053	1.0
108,987		Liberty Property Trust	4,831,394	0.8
90,114		PotlatchDeltic Corp.	4,582,297	0.7
694,150	(3)(4)	Other Securities	24,763,934	4.1
			55,480,421	9.1
		Telecommunication Services: 0.5%
120,267		Other Securities	3,297,721	0.5
		Utilities: 5.7%
90,105		NorthWestern Corp.	5,158,511	0.9
121,618		UGI Corp.	6,332,650	1.0
488,900		Other Securities	23,303,492	3.8
			34,794,653	5.7
		Total Common Stock (Cost $541,171,755)	600,534,915	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.6%
	Securities Lending Collateral(5): 2.7%
7,817,679	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $7,819,016, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $7,974,033, due 07/25/18-06/15/53)	7,817,679	1.3
819,613	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $819,767, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $836,005, due 11/15/42-08/15/44)	819,613	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
3,907,748	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $3,908,374, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $3,985,914, due 01/31/20-09/09/49)	$3,907,748	0.6
3,907,748	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $3,908,487, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,985,932, due 07/15/19-02/15/48)	3,907,748	0.7
		16,452,788	2.7
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
5,669,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810% (Cost $5,669,000)	5,669,000	0.9
	Total Short-Term Investments (Cost $22,121,788)	22,121,788	3.6
	Total Investments in Securities (Cost $563,293,543)	$622,656,703	102.6
	Liabilities in Excess of Other Assets	(15,842,415)	(2.6)
	Net Assets	$606,814,288	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.

See Accompanying Notes to Financial Statements
25

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2018 (Unaudited) (continued)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Security, or a portion of the security, is on loan.

(2)
Non-income producing security.

(3)
The grouping contains securities on loan.

(4)
The grouping contains non-income producing securities.

(5)
Represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of June 30, 2018.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$600,534,915	$—	$—	$600,534,915
Short-Term Investments	5,669,000	16,452,788	—	22,121,788
Total Investments, at fair value	$606,203,915	$16,452,788	$—	$622,656,703
Liabilities Table
Other Financial Instruments+
Futures	$(59,830)	$—	$—	$(59,830)
Total Liabilities	$(59,830)	$—	$—	$(59,830)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2018, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	23	09/21/18	$4,499,030	$(59,830)
			$4,499,030	$(59,830)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$59,830
Total Liability Derivatives		$59,830

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements
26

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2018 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$76,498
Total	$76,498

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(151,767)
Total	$(151,767)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $564,108,926.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$80,155,063
Gross Unrealized Depreciation	(21,667,117)
Net Unrealized Appreciation	$58,487,946

See Accompanying Notes to Financial Statements
27

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2018 (Unaudited)

Sector Diversification as of June 30, 2018 (as a percentage of net assets)

Industrials	19.2%
Financials	17.2%
Information Technology	14.7%
Consumer Discretionary	14.6%
Health Care	12.0%
Real Estate	6.0%
Materials	4.6%
Energy	4.0%
Consumer Staples	3.3%
Utilities	2.1%
Telecommunication Services	1.0%
Assets in Excess of Other Liabilities*	1.3%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Consumer Discretionary: 14.6%
62,853		Caleres, Inc.	$2,161,515	0.7
19,907		Childrens Place, Inc./The	2,404,766	0.8
45,731 (1)		Dave & Buster’s Entertainment, Inc.	2,176,796	0.7
64,904		La-Z-Boy, Inc.	1,986,062	0.7
67,636		MDC Holdings, Inc.	2,081,160	0.7
61,491		NutriSystem, Inc.	2,367,403	0.8
88,888 (1)		Penn National Gaming, Inc.	2,985,748	1.0
36,656 (1)		TopBuild Corp.	2,871,631	0.9
69,681		Wolverine World Wide, Inc.	2,422,808	0.8
1,261,499	(2)(3)	Other Securities	22,451,978	7.5
			43,909,867	14.6
		Consumer Staples: 3.3%
14,901		Medifast, Inc.	2,386,544	0.8
437,520	(2)(3)	Other Securities	7,502,617	2.5
			9,889,161	3.3
		Energy: 4.0%
567,299	(2)(3)	Other Securities	12,120,233	4.0
		Financials: 17.2%
71,512		American Equity Investment Life Holding Co.	2,574,432	0.8
320,364 (1)		First BanCorp. Puerto Rico	2,450,785	0.8
47,861		Great Western Bancorp, Inc.	2,009,683	0.7
140,938 (1)		NMI Holdings, Inc.	2,297,289	0.8
26,250		Piper Jaffray Cos.	2,017,312	0.7
38,631		Selective Insurance Group	2,124,705	0.7
81,864		Simmons First National Corp.	2,447,734	0.8
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
46,484		Walker & Dunlop, Inc.	$2,586,835	0.9
1,369,003	(2)(3)	Other Securities	32,981,628	11.0
			51,490,403	17.2
		Health Care: 12.0%
33,131 (1)		Amedisys, Inc.	2,831,375	0.9
42,036 (1)		AMN Healthcare Services, Inc.	2,463,310	0.8
41,473 (1)		Emergent Biosolutions, Inc.	2,093,972	0.7
39,026 (1)		Integer Holdings Corp.	2,523,031	0.8
21,555 (1)		Magellan Health, Inc.	2,068,202	0.7
45,039 (1)		Merit Medical Systems, Inc.	2,305,997	0.8
35,059 (1)		Supernus Pharmaceuticals, Inc.	2,098,281	0.7
66,400	(1)(4)	Tivity Health, Inc.	2,337,280	0.8
572,858	(2)(3)	Other Securities	17,363,365	5.8
			36,084,813	12.0
		Industrials: 19.2%
50,296		ArcBest Corp.	2,298,527	0.8
44,350		Barnes Group, Inc.	2,612,215	0.9
111,537 (1)		Harsco Corp.	2,464,968	0.8
63,756		Hillenbrand, Inc.	3,006,095	1.0
55,345		Korn/Ferry International	3,427,516	1.1
43,070		Simpson Manufacturing Co., Inc.	2,678,523	0.9
46,702 (1)		SPX FLOW, Inc.	2,044,147	0.7
53,059		Tetra Tech, Inc.	3,103,952	1.0
66,702		Universal Forest Products, Inc.	2,442,627	0.8
27,668		Watts Water Technologies, Inc.	2,169,171	0.7
920,162	(2)(3)	Other Securities	31,543,380	10.5
			57,791,121	19.2
		Information Technology: 14.7%
35,219 (1)		Advanced Energy Industries, Inc.	2,045,872	0.7
71,262		Benchmark Electronics, Inc.	2,077,287	0.7
21,416 (1)		CACI International, Inc.	3,609,667	1.2
51,432		CSG Systems International, Inc.	2,102,026	0.7
64,148		Progress Software Corp.	2,490,225	0.8
72,685 (1)		Sanmina Corp.	2,129,670	0.7
152,801		Travelport Worldwide Ltd.	2,832,931	1.0
803,120	(2)(3)	Other Securities	26,773,563	8.9
			44,061,241	14.7
		Materials: 4.6%
58,642		Boise Cascade Co.	2,621,297	0.9
25,298		Stepan Co.	1,973,497	0.6
200,466 (3)		Other Securities	9,319,859	3.1
			13,914,653	4.6

See Accompanying Notes to Financial Statements
28

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 6.0%
92,588	Chesapeake Lodging Trust	$2,929,484	1.0
210,529	DiamondRock Hospitality Co.	2,585,296	0.8
31,010	EastGroup Properties, Inc.	2,963,316	1.0
249,547	Washington Prime Group, Inc.	2,023,826	0.7
542,035 (2)	Other Securities	7,404,870	2.5
		17,906,792	6.0
	Telecommunication Services: 1.0%
42,323	Cogent Communications Holdings, Inc.	2,260,048	0.8
56,475 (3)	Other Securities	727,963	0.2
		2,988,011	1.0
	Utilities: 2.1%
115,541 (2)	Other Securities	6,424,172	2.1
	Total Common Stock (Cost $244,774,027)	296,580,467	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.3%
	Securities Lending Collateral(5): 5.1%
3,620,394	Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.00%, due 07/02/18 (Repurchase Amount $3,620,989, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $3,692,802, due 07/05/18-09/09/49)	3,620,394	1.2
3,620,394	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $3,621,072, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $3,692,803, due 11/15/42-08/15/44)	3,620,394	1.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
761,447	MUFG Securities America Inc., Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $761,580, collateralized by various U.S. Government Agency Obligations, 2.430%-6.000%, Market Value plus accrued interest $776,676, due 02/01/21-10/15/58)	$761,447	0.3
3,620,394	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $3,620,974, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $3,692,812, due 01/31/20-09/09/49)	3,620,394	1.2
3,620,394	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $3,621,078, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,692,829, due 07/15/19-02/15/48)	3,620,394	1.2
		15,243,023	5.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
3,741,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810% (Cost $3,741,000)	3,741,000	1.2
	Total Short-Term Investments (Cost $18,984,023)	18,984,023	6.3

See Accompanying Notes to Financial Statements
29

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $263,758,050)	$315,564,490	105.0
Liabilities in Excess of Other Assets	(15,138,326)	(5.0)
Net Assets	$300,426,164	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
The grouping contains securities on loan.

(3)
The grouping contains non-income producing securities.

(4)
Security, or a portion of the security, is on loan.

(5)
Represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of June 30, 2018.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$296,580,467	$—	$—	$296,580,467
Short-Term Investments	3,741,000	15,243,023	—	18,984,023
Total Investments, at fair value	$300,321,467	$15,243,023	$—	$315,564,490
Liabilities Table
Other Financial Instruments+
Futures	$(36,612)	$—	$—	$(36,612)
Total Liabilities	$(36,612)	$—	$—	$(36,612)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2018, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Russell 2000® Mini Index	45	09/21/18	$3,706,875	$(36,612)
			$3,706,875	$(36,612)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$36,612
Total Liability Derivatives		$36,612

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements
30

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2018 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$326,039
Total	$326,039

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(37,658)
Total	$(37,658)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $264,026,703.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$63,239,203
Gross Unrealized Depreciation	(11,738,028)
Net Unrealized Appreciation	$51,501,175

See Accompanying Notes to Financial Statements
31

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-AIP         (0618-081618)

Semi-Annual Report
June 30, 2018
Classes ADV, I, R6, S, S2 and T
Voya Variable Product Funds
■
Voya Balanced Portfolio

■
Voya Global Equity Portfolio

■
Voya Government Money Market Portfolio

■
Voya Growth and Income Portfolio

■
Voya Intermediate Bond Portfolio

■
Voya Small Company Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Mid-Year Outlook
Dear Shareholder,
Market performance has been disappointing in the first half of 2018, as illustrated by the year-to-date returns in U.S. equities, despite two back-to-back quarters of over 20% earnings growth. Such periods of sweeping weak equity and bond returns are uncommon, especially when corporate profits look robust. Profits do not arise from nowhere: statistical reports this year show strong economic growth, expansion of jobs and higher consumer spending. How can we explain the disconnection between the economy and financial markets?
Investors have had to process a range of mixed signals: U.S. economic statistics point to strong growth, but the rest of the world has moderated, particularly the emerging markets. Trade concerns have clouded the financial market narrative, with scant visibility to a resolution. There are other risks besides trade conflict, such as complicated U.S. politics with the approaching mid-term elections, inflation overshoots potentially quickening the pace of interest rates increases and populist politics throwing into question the sustainability of the euro zone. The response to all this uncertainty has been vacillation between bursts of pessimism and optimism, which has led to market tumbles and rallies in rapid succession.
As 2019 approaches, we will see whether optimism or pessimism sets the tone for the year. The current state of heightened volatility may or may not persist. If it does, investors can expect to feel the pull of temptation — it is hard to resist the impulse to change one’s investment strategy seeking to avoid downturns. We believe it is important to remember that regardless of what happens in the financial markets, investors generally are better off sticking to their plans. A plan based upon your long-term goals and risk tolerances, developed with your financial advisor, offers the best chance of reaching your destination.
If your goals or needs have changed, thoroughly discuss these issues with your investment advisor before making any changes to your investment plan. Voya seeks to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
July 19, 2018
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

Market Perspective: Six Months Ended June 30, 2018

Our new fiscal year commenced with global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, in seemingly robust health. The Index had returned 18.48% in 2017, rising in every month. A “buy-the-dip” mentality prevailed among investors in risk assets, in which disappointments were soon forgiven. A narrative of synchronized global growth and corporate earnings, with monetary conditions still historically easy, looked intact. (The Index returned 0.43% for the six-months ended June 30, 2018, measured in U.S. dollars.)
But having reached an all-time high on January 26, in February the spell was broken, and after 15 consecutive gains, the Index suffered a monthly loss. Another loss followed in March, and for the six-months through June the Index edged up just 1.29%.
December had seen new unemployment claims near a 44-year low. Gross Domestic Product (“GDP”) recorded growth of 3.16% in the latest quarter. Tax reform legislation was signed into law on December 22, under which the lower corporate tax rate of 21% would boost the corporate earnings available for distribution or share buy-backs.
The Federal Open Market Committee (“FOMC”) had raised the federal funds rate by 25bp (0.25%) from 1.25% to 1.50%, with three more increases projected for 2018. As 2017 ended, new unemployment claims were near a 44-year low and the unemployment rate was stable at 4.1%. All seemed well, but some commentators wondered whether a tax cut stimulus costing $1 trillion to an already strong economy near full employment, would require more than three increases, and how would markets react when this became obvious.
In Europe, initially, evidence of the euro zone’s economic recovery continued to accumulate; GDP grew at 2.8% year-over-year and unemployment edged down to 8.6%, the lowest since December 2008. Purchasing managers’ indices, closely watched leading indicators of economic activity, reached multi-year highs. But as the months wore on, these fell back and the June readings were the lowest of the year, while industrial production sagged and core inflation slipped to 1.0%. The UK’s economy was still beset by uncertainty over Brexit. First quarter GDP was just 1.2% above the level one year earlier.
In Asia, China’s GDP growth was steady at 6.8% year-over-year. But tighter monetary policy to force deleveraging was driving up bond defaults, while key measures of economic activity, like fixed asset investment, retail sales and industrial production were cooling. In Japan, GDP grew for eight consecutive quarters, but in the first quarter of 2018 it fell by 0.6% annualized, with wage and price inflation still stubbornly low. In short, the main international economies seemed to be faltering.
In the U.S., 2018 started with a rather tame January employment report, but was followed in mid-month by unexpectedly strong inflation figures. Bond yields were creeping up and by January 22, the ten-year Treasury yield reached a three-year high. In early February fears of inflation and spiking bond yields gripped markets, which became much more volatile. The Index slumped 7% in a week.
Still, the underlying U.S. economy remained strong. In April the unemployment rate broke below 4% and in June it was reported at
3.75%, equaling the lowest since 1969. While GDP growth in the first quarter of 2018, at 2.0%, continued its recent pattern of modest first quarter increases, expectations for the second quarter exceeded 4%.
In March and June the FOMC duly raised rates, with two more increases now projected for 2018.
But by then investors had more to worry about than rising U.S. interest rates. On March 1, the White House announced tariffs of 25% on imported steel and 10% on aluminum, which took effect at the beginning of June. Specific tariffs on Chinese imports and restrictions on Chinese investments were promised, as was a 20% tariff on European auto imports. Retaliation was swift.
So June ended with the aura of synchronized global growth fading fast and what was left of it threatened by a trade war, from which surely no-one could expect any lasting benefit.
In U.S. fixed income markets, the Treasury yields rose across the curve, the short end significantly more than the long. Indeed the excess of the 10-year yield over the two-year fell to just 0.32%, the lowest in nearly 11 years. The Bloomberg Barclays U.S. Aggregate Bond Index lost 1.62%, the Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index fell 3.27%, dragged down by longer dated issues, which especially suffered as interest rates rose.
U.S. equities, represented by the S&P 500® Index including dividends, rose 2.65%. The earnings per share of its constituent companies recorded growth in the first quarter of 2018 of 24.8% year-over-year, the most since 2010. Consumer discretionary, the sector of Amazon and Netflix, was the top performer, up 11.52%; consumer staples suffered the biggest loss, 8.55%.
In currencies, the dollar rose 2.94% against the euro and 2.42% against the pound, but slipped 1.78% against the yen. From about April, after sustained weakness, dollar strength returned as the economic data for most of the rest of the world faded.
International markets were all unnerved by February’s general upsurge in volatility and by the risk of a trade war referred to above. In addition, the fiscal boost in the U.S. probably improved that market’s relative attractiveness. MSCI Japan® Index fell 3.66% over the fiscal half-year. MSCI Europe ex UK® Index lost 1.21%. Political worries resurfaced in Italy with the election of a populist government to add to those caused by weakening economic indicators. MSCI UK® Index gained 1.39%, driven by its big global energy constituents, as oil prices recovered.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
3

Shareholder Expense Examples (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2018*	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2018*
Voya Balanced Portfolio
Class I	$1,000.00	$991.20	0.67%	$3.31	$1,000.00	$1,021.47	0.67%	$3.36
Class S	1,000.00	990.00	0.92	4.54	1,000.00	1,020.23	0.92	4.61
Voya Global Equity Portfolio
Class ADV	$1,000.00	$981.60	1.11%	$5.45	$1,000.00	$1,019.29	1.11%	$5.56
Class I	1,000.00	984.30	0.61	3.00	1,000.00	1,021.77	0.61	3.06
Class S	1,000.00	982.50	0.86	4.23	1,000.00	1,020.53	0.86	4.31
Class S2	1,000.00	981.60	1.01	4.96	1,000.00	1,019.79	1.01	5.06
Class T	1,000.00	981.00	1.21	5.94	1,000.00	1,018.79	1.21	6.06
Voya Government Money Market Portfolio
Class I	$1,000.00	$1,006.50	0.34%	$1.69	$1,000.00	$1,023.11	0.34%	$1.71
Class S	1,000.00	1,005.70	0.49	2.44	1,000.00	1,022.36	0.49	2.46
Voya Growth and Income Portfolio
Class ADV	$1,000.00	$1,008.10	1.03%	$5.13	$1,000.00	$1,019.69	1.03%	$5.16
Class I	1,000.00	1,010.40	0.58	2.89	1,000.00	1,021.92	0.58	2.91
Class S	1,000.00	1,009.20	0.83	4.13	1,000.00	1,020.68	0.83	4.16
Class S2	1,000.00	1,008.20	0.98	4.88	1,000.00	1,019.93	0.98	4.91
4

Shareholder Expense Examples (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2018*	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2018*
Voya Intermediate Bond Portfolio
Class ADV	$1,000.00	$978.80	1.03%	$5.05	$1,000.00	$1,019.69	1.03%	$5.16
Class I	1,000.00	981.60	0.53	2.60	1,000.00	1,022.17	0.53	2.66
Class S	1,000.00	980.20	0.78	3.83	1,000.00	1,020.93	0.78	3.91
Class S2	1,000.00	979.30	0.93	4.56	1,000.00	1,020.18	0.93	4.66
Voya Small Company Portfolio
Class ADV	$1,000.00	$1,028.90	1.39%	$6.99	$1,000.00	$1,017.90	1.39%	$6.95
Class I	1,000.00	1,031.30	0.89	4.48	1,000.00	1,020.38	0.89	4.46
Class R6	1,000.00	1,031.70	0.89	4.48	1,000.00	1,020.38	0.89	4.46
Class S	1,000.00	1,029.90	1.14	5.74	1,000.00	1,019.14	1.14	5.71

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2018 (Unaudited)

	Voya Balanced Portfolio	Voya Global Equity Portfolio	Voya Government Money Market Portfolio
ASSETS:
Investments in securities at fair value+*	$354,164,828	$637,304,403	$—
Investments in affiliated underlying funds at fair value**	29,276,726	—	—
Short-term investments at fair value***	31,309,561	15,198,305	—
Repurchase agreements	—	—	58,417,000
Short-term investments at amortized cost	—	—	235,769,019
Cash	185,442	312,912	4,414
Cash collateral for futures	2,022,399	—	—
Cash pledged for centrally cleared swaps (Note 2)	242,000	—	—
Foreign currencies at value****	119,889	—	—
Foreign cash collateral for futures*****	1,085	—	—
Receivables:
Investments in affiliated underlying funds sold	6,735,417	—	—
Investment securities sold	—	14,399,366	125,924,515
Investment securities sold on a delayed-delivery or when-issued basis	2,142,985	—	—
Fund shares sold	48,707	30,290	822,420
Dividends	277,909	2,208,766	2,469
Interest	523,581	225	157,285
Foreign tax reclaims	170,669	1,333,711	—
Variation margin	960	—	—
Unrealized appreciation on forward foreign currency contracts	132,988	—	—
Unrealized appreciation on forward premium swaptions	14,806	—	—
Prepaid expenses	4,123	6,779	4,167
Reimbursement due from manager	—	8,981	—
Other assets	53,409	54,088	135,160
Total assets	427,427,484	670,857,826	421,236,449
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	10,920,085	—	—
Payable for investment securities purchased	—	11,570,387	—
Payable for investment securities purchased on a delayed-delivery or when-issued basis	13,111,968	—	—
Payable for fund shares redeemed	81,594	311,638	11,541
Payable upon receipt of securities loaned	5,640,811	15,198,305	—
Unrealized depreciation on forward foreign currency contracts	28,183	—	—
Variation margin payable on centrally cleared swaps	584	—	—
Payable for investment management fees	200,088	297,839	105,917
Payable for distribution and shareholder service fees	651	117,674	6
Payable to custodian due to foreign currency overdraft******	—	861,286	—
Payable for directors/trustees fees	2,089	3,406	2,150
Payable to directors/trustees under the deferred compensation plan (Note 6)	53,409	54,088	135,160
Payable for borrowings against line of credit	—	817,000	—
Other accrued expenses and liabilities	113,212	186,599	67,809
Total liabilities	30,152,674	29,418,222	322,583
NET ASSETS	$397,274,810	$641,439,604	$420,913,866
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$368,688,871	$602,868,702	$421,053,153
Undistributed (distributions in excess of) net investment income or accumulated net investment loss	4,728,183	9,178,871	(139,828)
Accumulated net realized gain	15,044,747	35,599,204	541
Net unrealized appreciation (depreciation)	8,813,009	(6,207,173)	—
NET ASSETS	$397,274,810	$641,439,604	$420,913,866
+ Including securities loaned at value	$5,443,880	$12,232,402	$—
* Cost of investments in securities	$344,813,926	$643,504,993	$—
** Cost of investments in affiliated underlying funds	$29,714,607	$—	$—
*** Cost of short-term investments	$31,309,561	$15,198,305	$—
**** Cost of foreign currencies	$121,081	$—	$—
****** Cost of foreign cash collateral for futures	$1,085	$—	$—
******* Cost of foreign currency overdraft	$—	$861,286	$—
See Accompanying Notes to Financial Statements
6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2018 (Unaudited) (continued)

	Voya Balanced Portfolio	Voya Global Equity Portfolio	Voya Government Money Market Portfolio
Class ADV
Net assets	n/a	$17,969,564	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	1,686,654	n/a
Net asset value and redemption price per share	n/a	$10.65	n/a
Class I
Net assets	$394,148,297	$150,094,652	$420,867,664
Shares authorized	500,000,000	100,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	26,281,097	13,990,949	420,748,791
Net asset value and redemption price per share	$15.00	$10.73	$1.00
Class S
Net assets	$3,126,513	$436,698,455	$46,202
Shares authorized	500,000,000	300,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	209,445	40,699,749	46,190
Net asset value and redemption price per share	$14.93	$10.73	$1.00
Class S2
Net assets	n/a	$352,214	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	33,316	n/a
Net asset value and redemption price per share	n/a	$10.57	n/a
Class T
Net assets	n/a	$36,324,719	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	3,426,426	n/a
Net asset value and redemption price per share	n/a	$10.60	n/a
See Accompanying Notes to Financial Statements
7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2018 (Unaudited)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
ASSETS:
Investments in securities at fair value+*	$3,229,587,726	$3,272,557,746	$649,840,061
Investments in affiliates at fair value**	—	693,449,627	—
Short-term investments at fair value***	56,416,046	237,921,798	51,880,506
Cash	1,031,732	—	519,185
Cash collateral for futures	—	4,456,289	—
Cash pledged for centrally cleared swaps (Note 2)	—	4,566,000	—
Foreign currencies at value****	—	577,079	—
Foreign cash collateral for futures*****	—	44,289	—
Receivables:
Investment securities sold	32,090,440	28,302,858	2,633,271
Investment securities sold on a delayed-delivery or when-issued basis	—	39,863,277	—
Fund shares sold	3,034	605,108	70,938
Dividends	3,901,777	12,588	325,876
Interest	264	23,708,554	136
Unrealized appreciation on forward foreign currency contracts	—	6,500,649	—
Unrealized appreciation on forward premium swaptions	—	606,094	—
Prepaid expenses	33,485	38,329	7,084
Reimbursement due from manager	—	7,611	—
Other assets	254,346	401,156	46,372
Total assets	3,323,318,850	4,313,619,052	705,323,429
LIABILITIES:
Income distribution payable	—	570	—
Payable for investment securities purchased	—	45,160,768	5,407,523
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	385,954,695	—
Payable for fund shares redeemed	1,303,161	1,970,010	4,125,931
Payable upon receipt of securities loaned	52,489,046	102,240,974	31,814,506
Unrealized depreciation on forward foreign currency contracts	—	1,310,907	—
Variation margin payable on centrally cleared swaps	—	1,295	—
Cash received as collateral for OTC derivatives (Note 2)	—	4,107,000	—
Cash received as collateral for delayed-delivery or when-issued securities (Note 2)	—	1,060,000	—
Payable for investment management fees	1,517,101	1,555,526	476,018
Payable for distribution and shareholder service fees	463,641	625,238	25,353
Payable for directors/trustees fees	16,913	19,481	3,540
Payable to directors/trustees under the deferred compensation plan (Note 6)	254,346	401,156	46,372
Other accrued expenses and liabilities	376,597	538,814	66,138
Total liabilities	56,420,805	544,946,434	41,965,381
NET ASSETS	$3,266,898,045	$3,768,672,618	$663,358,048
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,531,057,049	$3,875,841,914	$549,839,810
Undistributed net investment income	25,605,894	4,800,337	753,529
Accumulated net realized gain (loss)	47,971,616	(33,975,511)	49,387,276
Net unrealized appreciation (depreciation)	662,263,486	(77,994,122)	63,377,433
NET ASSETS	$3,266,898,045	$3,768,672,618	$663,358,048
+ Including securities loaned at value	$51,058,265	$100,004,276	$31,024,356
* Cost of investments in securities	$2,567,324,240	$3,317,562,574	$586,462,628
** Cost of investments in affiliates	$—	$731,633,032	$—
*** Cost of short-term investments	$56,416,046	$237,936,565	$51,880,506
**** Cost of foreign currencies	$—	$581,639	$—
***** Cost of foreign cash collateral for futures	$—	$44,289	$—
See Accompanying Notes to Financial Statements
8

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2018 (Unaudited) (continued)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
Class ADV
Net assets	$941,981,227	$291,318,270	$7,992,583
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	33,459,832	23,706,799	437,866
Net asset value and redemption price per share	$28.15	$12.29	$18.25
Class I
Net assets	$1,803,710,366	$1,044,117,068	$542,587,239
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	62,960,512	84,063,804	28,115,646
Net asset value and redemption price per share	$28.65	$12.42	$19.30
Class R6
Net assets	n/a	n/a	$7,383,389
Shares authorized	n/a	n/a	100,000,000
Par value	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	382,449
Net asset value and redemption price per share	n/a	n/a	$19.31
Class S
Net assets	$520,780,133	$2,410,627,915	$105,394,837
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	18,463,874	195,398,336	5,614,602
Net asset value and redemption price per share	$28.21	$12.34	$18.77
Class S2
Net assets	$426,319	$22,609,365	n/a
Shares authorized	unlimited	unlimited	n/a
Par value	$1.000	$1.000	n/a
Shares outstanding	15,302	1,839,524	n/a
Net asset value and redemption price per share	$27.86	$12.29	n/a
See Accompanying Notes to Financial Statements
9

STATEMENTS OF OPERATIONS for the six months ended June 30, 2018 (Unaudited)

	Voya Balanced Portfolio	Voya Global Equity Portfolio	Voya Government Money Market Portfolio	Voya Growth and Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,362,412	$11,909,958	$4,326	$38,245,440
Interest, net of foreign taxes withheld*	1,694,901	6,813	3,456,522	167,993
Dividends from affiliated underlying funds	842,518	—	—	—
Securities lending income, net	47,165	69,180	—	313,087
Other	6,552	37,381	—	60,512
Total investment income	5,953,548	12,023,332	3,460,848	38,787,032
EXPENSES:
Investment management fees	1,242,817	1,864,547	746,187	10,064,629
Distribution and shareholder service fees:
Class ADV	—	47,039	—	2,425,272
Class S	4,159	575,091	58	669,249
Class S2	—	726	—	837
Class T	—	143,680	—	—
Transfer agent fees	283	719	342	4,779
Shareholder reporting expense	16,290	34,060	18,703	104,075
Professional fees	14,842	27,352	12,174	70,702
Custody and accounting expense	86,692	73,206	23,530	166,320
Directors/trustees fees	8,354	13,623	8,601	67,653
License fee	2,250	—	—	—
Transition costs (Note 6)	—	62,000	—	—
Miscellaneous expense	11,233	18,483	11,010	63,604
Interest expense	226	120	3,343	77
Total expenses	1,387,146	2,860,646	823,948	13,637,197
Waived and reimbursed fees	—	(66,381)	(95,964)	(997,394)
Net expenses	1,387,146	2,794,265	727,984	12,639,803
Net investment income	4,566,402	9,229,067	2,732,864	26,147,229
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (Note 6)	16,591,823	103,163,220	41,052	61,877,003
Sale of affiliated underlying funds	(29,418)	—	—	—
Forward foreign currency contracts	114,821	—	—	—
Foreign currency related transactions	(18,245)	(84,299)	—	—
Futures (Note 6)	877,790	1,119,873	—	—
Swaps	95,351	—	—	—
Net realized gain	17,632,122	104,198,794	41,052	61,877,003
Net change in unrealized appreciation (depreciation) on:
Investments (Note 6)	(24,594,423)	(123,079,859)	—	(55,247,057)
Affiliated underlying funds	(713,685)	—	—	—
Forward foreign currency contracts	113,902	—	—	—
Foreign currency related transactions	(10,283)	(68,176)	—	—
Futures	(520,718)	(1,063,402)	—	—
Swaps	25,233	—	—	—
Net change in unrealized appreciation (depreciation)	(25,699,974)	(124,211,437)	—	(55,247,057)
Net realized and unrealized gain (loss)	(8,067,852)	(20,012,643)	41,052	6,629,946
Increase (decrease) in net assets resulting from operations	$(3,501,450)	$(10,783,576)	$2,773,916	$32,777,175
* Foreign taxes withheld	$123,977	$909,830	$—	$567,343
See Accompanying Notes to Financial Statements
10

STATEMENTS OF OPERATIONS for the six months ended June 30, 2018 (Unaudited)

	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
INVESTMENT INCOME:
Dividends	$119,004	$3,808,608
Interest, net of foreign taxes withheld*	61,892,878	643
Dividends from affiliated underlying funds	17,398,456	—
Securities lending income, net	446,154	123,823
Other	3,005	92,413
Total investment income	79,859,497	4,025,487
EXPENSES:
Investment management fees	9,659,948	2,984,537
Distribution and shareholder service fees:
Class ADV	747,462	19,506
Class S	3,096,625	133,017
Class S2	47,366	—
Transfer agent fees	3,190	736
Shareholder reporting expense	136,925	26,010
Professional fees	105,870	26,137
Custody and accounting expense	251,961	44,950
Directors/trustees fees	77,924	14,161
Miscellaneous expense	79,967	19,329
Interest expense	3,436	15,151
Total expenses	14,210,674	3,283,534
Waived and reimbursed fees	(27,559)	—
Net expenses	14,183,115	3,283,534
Net investment income	65,676,382	741,953
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(26,771,615)	51,141,547
Sale of affiliated underlying funds	(414,649)	—
Forward foreign currency contracts	2,227,447	—
Foreign currency related transactions	(446,817)	—
Futures	(6,600,487)	—
Swaps	2,706,834	—
Net realized gain (loss)	(29,299,287)	51,141,547
Net change in unrealized appreciation (depreciation) on:
Investments	(86,261,579)	(31,751,024)
Affiliated underlying funds	(34,309,546)	—
Forward foreign currency contracts	5,910,378	—
Foreign currency related transactions	(17,693)	—
Futures	969,923	—
Swaps	(1,494,740)	—
Net change in unrealized appreciation (depreciation)	(115,203,257)	(31,751,024)
Net realized and unrealized gain (loss)	(144,502,544)	19,390,523
Increase (decrease) in net assets resulting from operations	$(78,826,162)	$20,132,476
* Foreign taxes withheld	$27,198	$—
See Accompanying Notes to Financial Statements
11

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Balanced Portfolio		Voya Global Equity Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$4,566,402	$8,573,681	$9,229,067	$12,037,939
Net realized gain	17,632,122	31,617,977	104,198,794	60,640,114
Net change in unrealized appreciation (depreciation)	(25,699,974)	18,239,196	(124,211,437)	76,872,082
Increase (decrease) in net assets resulting from operations	(3,501,450)	58,430,854	(10,783,576)	149,550,135
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	(289,533)	(370,586)
Class I	(8,875,345)	(10,867,103)	(3,232,174)	(3,602,681)
Class S	(60,076)	(87,514)	(8,152,829)	(10,272,423)
Class S2	—	—	(5,900)	(8,101)
Class T	—	—	(538,008)	(720,568)
Net realized gains:
Class I	(29,344,322)	—	—	—
Class S	(229,365)	—	—	—
Total distributions	(38,509,108)	(10,954,617)	(12,218,444)	(14,974,359)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,757,730	6,144,073	3,278,911	12,033,042
Reinvestment of distributions	38,509,108	10,954,617	12,218,444	14,974,359
	41,266,838	17,098,690	15,497,355	27,007,401
Cost of shares redeemed	(30,543,738)	(57,127,098)	(54,307,616)	(156,158,099)
Net increase (decrease) in net assets resulting from capital share transactions	10,723,100	(40,028,408)	(38,810,261)	(129,150,698)
Net increase (decrease) in net assets	(31,287,458)	7,447,829	(61,812,281)	5,425,078
NET ASSETS:
Beginning of year or period	428,562,268	421,114,439	703,251,885	697,826,807
End of year or period	$397,274,810	$428,562,268	$641,439,604	$703,251,885
Undistributed net investment income at end of year or period	$4,728,183	$9,097,202	$9,178,871	$12,168,248

See Accompanying Notes to Financial Statements
12

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Government Money Market Portfolio		Voya Growth and Income Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$2,732,864	$2,683,133	$26,147,229	$51,914,349
Net realized gain	41,052	100,629	61,877,003	452,172,876
Net change in unrealized appreciation (depreciation)	—	—	(55,247,057)	136,328,667
Increase in net assets resulting from operations	2,773,916	2,783,762	32,777,175	640,415,892
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(12,635,577)
Class I	(2,732,603)	(2,682,933)	—	(32,232,936)
Class S	(259)	(206)	—	(8,093,161)
Class S2	—	—	—	(5,539)
Net realized gains:
Class ADV	—	—	(33,789,533)	(113,484,388)
Class I	(40,507)	(100,617)	(63,593,396)	(208,205,233)
Class S	(4)	(12)	(18,623,347)	(62,538,322)
Class S2	—	—	(15,110)	(46,070)
Total distributions	(2,773,373)	(2,783,768)	(116,021,386)	(437,241,226)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	42,139,720	62,022,014	6,446,026	24,739,915
Reinvestment of distributions	2,773,373	2,783,764	115,961,158	436,956,279
	44,913,093	64,805,778	122,407,184	461,696,194
Cost of shares redeemed	(62,635,279)	(130,827,430)	(245,586,057)	(643,283,459)
Net decrease in net assets resulting from capital share transactions	(17,722,186)	(66,021,652)	(123,178,873)	(181,587,265)
Net increase (decrease) in net assets	(17,721,643)	(66,021,658)	(206,423,084)	21,587,401
NET ASSETS:
Beginning of year or period	438,635,509	504,657,167	3,473,321,129	3,451,733,728
End of year or period	$420,913,866	$438,635,509	$3,266,898,045	$3,473,321,129
Undistributed (distributions in excess of) net investment income or accumulated net investment loss at end of year or period	$(139,828)	$(139,830)	$25,605,894	$(541,335)

See Accompanying Notes to Financial Statements
13

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Intermediate Bond Portfolio		Voya Small Company Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$65,676,382	$125,405,123	$741,953	$3,115,702
Net realized gain (loss)	(29,299,287)	36,560,294	51,141,547	100,396,816
Net change in unrealized appreciation (depreciation)	(115,203,257)	38,246,665	(31,751,024)	(27,255,603)
Increase (decrease) in net assets resulting from operations	(78,826,162)	200,212,082	20,132,476	76,256,915
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(4,155,825)	(8,924,236)	(8,402)	—
Class I	(17,467,270)	(38,341,421)	(2,773,193)	(2,010,029)
Class R6	—	—	(35,887)	(14,076)
Class S	(37,540,507)	(85,370,560)	(236,012)	(160,821)
Class S2	(341,010)	(722,379)	—	—
Net realized gains:
Class ADV	—	—	(1,206,149)	(668,667)
Class I	—	—	(80,250,971)	(61,828,039)
Class R6	—	—	(1,038,514)	(433,121)
Class S	—	—	(15,732,018)	(13,406,040)
Total distributions	(59,504,612)	(133,358,596)	(101,281,146)	(78,520,793)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	77,934,363	125,803,650	27,113,204	109,590,170
Reinvestment of distributions	59,501,098	133,354,061	101,281,146	78,520,793
	137,435,461	259,157,711	128,394,350	188,110,963
Cost of shares redeemed	(272,700,757)	(682,116,403)	(116,930,813)	(143,931,177)
Net increase (decrease) in net assets resulting from capital share transactions	(135,265,296)	(422,958,692)	11,463,537	44,179,786
Net increase (decrease) in net assets	(273,596,070)	(356,105,206)	(69,685,133)	41,915,908
NET ASSETS:
Beginning of year or period	4,042,268,688	4,398,373,894	733,043,181	691,127,273
End of year or period	$3,768,672,618	$4,042,268,688	$663,358,048	$733,043,181
Undistributed (distributions in excess of) net investment income or accumulated net investment loss at end of year or period	$4,800,337	$(1,371,433)	$753,529	$3,065,070

See Accompanying Notes to Financial Statements
14

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Balanced Portfolio
Class I
06-30-18	16.69	0.18•	(0.31)	(0.13)	0.36	1.20	—	1.56	—	15.00	(0.88)	0.67	0.67	0.67	2.21	394,148	100
12-31-17	14.93	0.32•	1.85	2.17	0.41	—	—	0.41	—	16.69	14.73	0.67	0.65	0.65	2.01	425,002	174
12-31-16	14.10	0.30•	0.78	1.08	0.25	—	—	0.25	—	14.93	7.82	0.67	0.62	0.62	2.09	417,376	184
12-31-15	14.64	0.28•	(0.54)	(0.26)	0.28	—	—	0.28	—	14.10	(1.86)	0.67	0.62	0.62	1.90	438,912	193
12-31-14	14.01	0.31•	0.55	0.86	0.23	—	—	0.23	—	14.64	6.22	0.63	0.63	0.63	2.18	507,213	192
12-31-13	12.27	0.28•	1.74	2.02	0.28	—	—	0.28	—	14.01	16.71	0.64	0.64	0.64	2.13	538,114	210
Class S
06-30-18	16.59	0.16•	(0.31)	(0.15)	0.31	1.20	—	1.51	—	14.93	(1.00)	0.92	0.92	0.92	1.95	3,127	100
12-31-17	14.85	0.28•	1.82	2.10	0.36	—	—	0.36	—	16.59	14.37	0.92	0.90	0.90	1.76	3,560	174
12-31-16	14.01	0.26•	0.79	1.05	0.21	—	—	0.21	—	14.85	7.62	0.92	0.87	0.87	1.84	3,738	184
12-31-15	14.55	0.24•	(0.54)	(0.30)	0.24	—	—	0.24	—	14.01	(2.14)	0.92	0.87	0.87	1.65	4,058	193
12-31-14	13.92	0.28•	0.55	0.83	0.20	—	—	0.20	—	14.55	5.99	0.88	0.88	0.88	1.94	4,797	192
12-31-13	12.20	0.24•	1.73	1.97	0.25	—	—	0.25	—	13.92	16.33	0.89	0.89	0.89	1.88	5,829	210
Voya Global Equity Portfolio
Class ADV
06-30-18	11.02	0.13•	(0.33)	(0.20)	0.17	—	—	0.17	—	10.65	(1.84)(a)	1.12	1.11	1.11	2.46	17,970	108
12-31-17	9.12	0.14•	1.95	2.09	0.19	—	—	0.19	—	11.02	23.10	1.10	1.10	1.10	1.43	19,605	60
12-31-16	8.85	0.16•	0.31	0.47	0.20	—	—	0.20	—	9.12	5.53	1.10	1.10	1.10	1.87	19,883	101
12-31-15	9.11	0.21•	(0.47)	(0.26)	—	—	—	—	—	8.85	(2.85)(b)	1.11	1.11	1.11	2.26	23,880	83
12-31-14	8.94	0.19	0.22	0.41	0.24	—	—	0.24	—	9.11	4.65	1.12	1.12	1.12	2.03	1,279	88
12-31-13	8.15	0.23•	0.85	1.08	0.29	—	—	0.29	—	8.94	13.46	1.27	1.28	1.28	2.70	1,312	122
Class I
06-30-18	11.13	0.16•	(0.33)	(0.17)	0.23	—	—	0.23	—	10.73	(1.57)(a)	0.62	0.61	0.61	2.96	150,095	108
12-31-17	9.21	0.20•	1.96	2.16	0.24	—	—	0.24	—	11.13	23.73	0.60	0.60	0.60	1.91	162,746	60
12-31-16	8.94	0.21•	0.31	0.52	0.25	—	—	0.25	—	9.21	6.00	0.60	0.60	0.60	2.36	150,824	101
03-05-15(5) - 12-31-15	9.63	0.22•	(0.85)	(0.63)	0.06	—	—	0.06	—	8.94	(6.64)(b)	0.61	0.61	0.61	2.78	165,749	83
Class S
06-30-18	11.12	0.15•	(0.34)	(0.19)	0.20	—	—	0.20	—	10.73	(1.75)(a)	0.87	0.86	0.86	2.70	436,698	108
12-31-17	9.20	0.17•	1.96	2.13	0.21	—	—	0.21	—	11.12	23.44	0.85	0.85	0.85	1.67	480,936	60
12-31-16	8.93	0.19•	0.31	0.50	0.23	—	—	0.23	—	9.20	5.76	0.85	0.85	0.85	2.11	485,551	101
12-31-15	9.20	0.22•	(0.44)	(0.22)	0.05	—	—	0.05	—	8.93	(2.47)(b)	0.86	0.86	0.86	2.38	558,519	83
12-31-14	9.03	0.21•	0.22	0.43	0.26	—	—	0.26	—	9.20	4.87	0.87	0.87	0.87	2.28	168,482	88
12-31-13	8.23	0.25•	0.85	1.10	0.30	—	—	0.30	—	9.03	13.63	1.02	1.03	1.03	2.96	179,327	122
Class S2
06-30-18	10.95	0.13•	(0.33)	(0.20)	0.18	—	—	0.18	—	10.57	(1.84)(a)	1.02	1.01	1.01	2.48	352	108
12-31-17	9.07	0.15•	1.94	2.09	0.21	—	—	0.21	—	10.95	23.29	1.00	1.00	1.00	1.46	422	60
12-31-16	8.80	0.18	0.30	0.48	0.21	—	—	0.21	—	9.07	5.64	1.03	1.00	1.00	1.98	278	101
03-05-15(5) - 12-31-15	9.52	0.14•	(0.80)	(0.66)	0.06	—	—	0.06	—	8.80	(7.04)(b)	1.11	1.01	1.01	1.86	288	83
See Accompanying Notes to Financial Statements
15

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Global Equity Portfolio (continued)
Class T
06-30-18	10.96	0.13•	(0.33)	(0.20)	0.16	—	—	0.16	—	10.60	(1.90)(a)	1.37	1.21	1.21	2.35	36,325	108
12-31-17	9.07	0.13•	1.93	2.06	0.17	—	—	0.17	—	10.96	22.95	1.35	1.20	1.20	1.30	39,544	60
12-31-16	8.80	0.16•	0.30	0.46	0.19	—	—	0.19	—	9.07	5.41	1.35	1.20	1.20	1.79	41,291	101
03-05-15(5) - 12-31-15	9.52	0.17•	(0.83)	(0.66)	0.06	—	—	0.06	—	8.80	(7.04)(b)	1.36	1.21	1.21	2.21	53,997	83
Voya Government Money Market Portfolio
Class I
06-30-18	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.65	0.39	0.34	0.34	1.28	420,868	—
12-31-17	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.61	0.39	0.34	0.34	0.58	438,591	—
12-31-16	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.18	0.39	0.34	0.34	0.08	504,575	—
12-31-15	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.01	0.38	0.22	0.22	0.00*	541,132	—
12-31-14	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.02	0.34	0.19	0.19	0.00	616,745	—
12-31-13	1.00	(0.00)*	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.02	0.34	0.23	0.23	0.00	768,521	—
Class S
06-30-18	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.57	0.64	0.49	0.49	1.14	46	—
12-31-17	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.46	0.64	0.49	0.49	0.39	44	—
12-31-16	1.00	0.00*	0.00*	0.00	0.00*	0.00*	—	0.00*	—	1.00	0.10	0.64	0.38	0.38	0.00*	82	—
12-31-15	1.00	(0.00)*	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.01	0.63	0.22	0.22	0.00	85	—
12-31-14	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.02	0.59	0.19	0.19	0.00	106	—
12-31-13	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.02	0.59	0.23	0.23	0.00	138	—
Voya Growth and Income Portfolio
Class ADV
06-30-18	28.94	0.18•	0.06	0.24	—	1.03	—	1.03	—	28.15	0.81	1.13	1.03	1.03	1.28	941,981	41
12-31-17	27.51	0.36•	5.06	5.42	0.41	3.58	—	3.99	—	28.94	19.79	1.13	1.03	1.03	1.21	1,010,017	80
12-31-16	27.81	0.40•	2.10	2.50	0.43	2.37	—	2.80	—	27.51	9.25	1.13	1.03	1.03	1.44	1,064,550	98
12-31-15	30.28	0.44•	(0.96)	(0.52)	0.47	1.48	—	1.95	—	27.81	(1.82)	1.13	1.03	1.03	1.46	1,145,072	53
12-31-14	31.36	0.49•	2.77	3.26	0.52	3.82	—	4.34	—	30.28	10.19	1.08	1.03	1.03	1.49	1,348,687	87
12-31-13	24.31	0.22•	7.09	7.31	0.26	—	—	0.26	—	31.36	30.07	1.09	1.04	1.04	0.80	1,441,995	49
Class I
06-30-18	29.37	0.25•	0.06	0.31	—	1.03	—	1.03	—	28.65	1.04	0.63	0.58	0.58	1.73	1,803,710	41
12-31-17	27.87	0.51•	5.13	5.64	0.56	3.58	—	4.14	—	29.37	20.34	0.63	0.58	0.58	1.66	1,906,723	80
12-31-16	28.13	0.54•	2.14	2.68	0.57	2.37	—	2.94	—	27.87	9.77	0.63	0.58	0.58	1.89	1,778,873	98
12-31-15	30.63	0.59•	(0.99)	(0.40)	0.62	1.48	—	2.10	—	28.13	(1.42)	0.63	0.58	0.58	1.91	1,872,684	53
12-31-14	31.67	0.64•	2.82	3.46	0.68	3.82	—	4.50	—	30.63	10.72	0.58	0.58	0.58	1.94	2,140,398	87
12-31-13	24.54	0.35•	7.17	7.52	0.39	—	—	0.39	—	31.67	30.66	0.59	0.59	0.59	1.25	2,182,314	49
Class S
06-30-18	28.97	0.21•	0.06	0.27	—	1.03	—	1.03	—	28.21	0.92	0.88	0.83	0.83	1.48	520,780	41
12-31-17	27.53	0.42•	5.07	5.49	0.47	3.58	—	4.05	—	28.97	20.06	0.88	0.83	0.83	1.41	556,169	80
12-31-16	27.83	0.46•	2.10	2.56	0.49	2.37	—	2.86	—	27.53	9.45	0.88	0.83	0.83	1.64	607,941	98
12-31-15	30.31	0.51•	(0.97)	(0.46)	0.54	1.48	—	2.02	—	27.83	(1.64)	0.88	0.83	0.83	1.66	662,075	53
12-31-14	31.38	0.56•	2.78	3.34	0.59	3.82	—	4.41	—	30.31	10.44	0.83	0.83	0.83	1.70	794,327	87
12-31-13	24.32	0.28•	7.10	7.38	0.32	—	—	0.32	—	31.38	30.34	0.84	0.84	0.84	1.00	865,453	49
See Accompanying Notes to Financial Statements
16

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Growth and Income Portfolio (continued)
Class S2
06-30-18	28.65	0.19•	0.05	0.24	—	1.03	—	1.03	—	27.86	0.82	1.03	0.98	0.98	1.33	426	41
12-31-17	27.27	0.38•	5.01	5.39	0.43	3.58	—	4.01	—	28.65	19.89	1.03	0.98	0.98	1.27	412	80
12-31-16	27.60	0.42	2.08	2.50	0.46	2.37	—	2.83	—	27.27	9.30	1.06	0.98	0.98	1.50	370	98
12-31-15	30.11	0.47•	(0.97)	(0.50)	0.53	1.48	—	2.01	—	27.60	(1.78)	1.13	0.98	0.98	1.56	346	53
12-31-14	31.05	0.54•	2.70	3.24	0.36	3.82	—	4.18	—	30.11	10.24	1.08	0.98	0.98	1.68	314	87
12-31-13	24.08	0.22	7.04	7.26	0.29	—	—	0.29	—	31.05	30.17	1.09	0.99	0.99	0.85	1,167	49
Voya Intermediate Bond Portfolio
Class ADV
06-30-18	12.73	0.19•	(0.46)	(0.27)	0.17	—	—	0.17	—	12.29	(2.12)	1.03	1.03	1.03	3.10	291,318	93
12-31-17	12.53	0.34	0.22	0.56	0.36	—	—	0.36	—	12.73	4.53	1.03	1.02	1.02	2.67	311,323	300
12-31-16	12.40	0.33	0.16	0.49	0.36	—	—	0.36	—	12.53	3.92	1.03	0.98	0.98	2.58	311,448	296
12-31-15	12.81	0.34•	(0.34)	0.00*	0.41	—	—	0.41	—	12.40	(0.02)	1.03	0.98	0.98	2.62	319,732	346
12-31-14	12.42	0.38•	0.39	0.77	0.38	—	—	0.38	—	12.81	6.21	0.97	0.97	0.97	2.97	191,895	428
12-31-13	12.88	0.39	(0.47)	(0.08)	0.38	—	—	0.38	—	12.42	(0.62)	0.99	0.99	0.99	3.05	37,058	389
Class I
06-30-18	12.86	0.22•	(0.46)	(0.24)	0.20	—	—	0.20	—	12.42	(1.84)	0.53	0.53	0.53	3.60	1,044,117	93
12-31-17	12.66	0.41	0.22	0.63	0.43	—	—	0.43	—	12.86	5.04	0.53	0.52	0.52	3.17	1,117,794	300
12-31-16	12.52	0.40•	0.14	0.54	0.40	—	—	0.40	—	12.66	4.33	0.53	0.48	0.48	3.08	1,174,851	296
12-31-15	12.90	0.41•	(0.33)	0.08	0.46	—	—	0.46	—	12.52	0.60	0.53	0.48	0.48	3.14	1,248,125	346
12-31-14	12.50	0.44	0.39	0.83	0.43	—	—	0.43	—	12.90	6.67	0.47	0.47	0.47	3.46	958,412	428
12-31-13	12.96	0.45	(0.47)	(0.02)	0.44	—	—	0.44	—	12.50	(0.12)	0.49	0.49	0.49	3.57	846,916	389
Class S
06-30-18	12.78	0.21•	(0.46)	(0.25)	0.19	—	—	0.19	—	12.34	(1.98)	0.78	0.78	0.78	3.35	2,410,628	93
12-31-17	12.58	0.37	0.23	0.60	0.40	—	—	0.40	—	12.78	4.79	0.78	0.77	0.77	2.92	2,587,503	300
12-31-16	12.44	0.36•	0.16	0.52	0.38	—	—	0.38	—	12.58	4.16	0.78	0.73	0.73	2.83	2,887,280	296
12-31-15	12.83	0.37•	(0.34)	0.03	0.42	—	—	0.42	—	12.44	0.26	0.78	0.73	0.73	2.90	3,169,894	346
12-31-14	12.43	0.42•	0.38	0.80	0.40	—	—	0.40	—	12.83	6.48	0.72	0.72	0.72	3.21	3,477,973	428
12-31-13	12.89	0.44	(0.49)	(0.05)	0.41	—	—	0.41	—	12.43	(0.38)	0.74	0.74	0.74	3.31	1,140,317	389
Class S2
06-30-18	12.73	0.20•	(0.46)	(0.26)	0.18	—	—	0.18	—	12.29	(2.07)	0.93	0.93	0.93	3.20	22,609	93
12-31-17	12.53	0.35	0.22	0.57	0.37	—	—	0.37	—	12.73	4.63	0.93	0.92	0.92	2.77	25,649	300
12-31-16	12.40	0.34•	0.16	0.50	0.37	—	—	0.37	—	12.53	3.99	0.96	0.88	0.88	2.68	24,796	296
12-31-15	12.79	0.35•	(0.33)	0.02	0.41	—	—	0.41	—	12.40	0.17	1.03	0.88	0.88	2.75	29,217	346
12-31-14	12.43	0.37•	0.40	0.77	0.41	—	—	0.41	—	12.79	6.17	0.97	0.87	0.87	2.87	5,281	428
12-31-13	12.92	0.44	(0.50)	(0.06)	0.43	—	—	0.43	—	12.43	(0.44)	0.99	0.89	0.89	3.45	1,505	389
Voya Small Company Portfolio
Class ADV
06-30-18	20.95	(0.03)	0.62	0.59	0.02	3.27	—	3.29	—	18.25	2.89	1.39	1.39	1.39	(0.23)	7,993	38
12-31-17	21.20	(0.01)	2.12	2.11	—	2.36	—	2.36	—	20.95	10.69	1.38	1.37	1.37	(0.01)	7,817	74
12-31-16	18.99	(0.02)	4.13	4.11	—	1.90	—	1.90	—	21.20	23.84	1.38	1.33	1.33	(0.09)	6,463	71
12-31-15	22.49	(0.03)	(0.11)	(0.14)	—	3.36	—	3.36	—	18.99	(1.26)	1.39	1.34	1.34	(0.07)	5,615	45
12-31-14	23.94	(0.03)	1.26	1.23	—	2.68	—	2.68	—	22.49	6.00	1.34	1.34	1.34	(0.18)	5,861	30
12-31-13	19.13	(0.02)	6.64	6.62	0.01	1.80	—	1.81	—	23.94	37.04	1.34	1.34	1.34	(0.13)	7,233	36
See Accompanying Notes to Financial Statements
17

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Small Company Portfolio (continued)
Class I
06-30-18	22.01	0.04	0.63	0.67	0.11	3.27	—	3.38	—	19.30	3.13	0.89	0.89	0.89	0.25	542,587	38
12-31-17	22.12	0.10	2.23	2.33	0.08	2.36	—	2.44	—	22.01	11.29	0.88	0.87	0.87	0.49	607,230	74
12-31-16	19.73	0.09	4.29	4.38	0.09	1.90	—	1.99	—	22.12	24.49	0.88	0.83	0.83	0.41	545,125	71
12-31-15	23.25	0.09	(0.13)	(0.04)	0.12	3.36	—	3.48	—	19.73	(0.79)	0.89	0.84	0.84	0.43	487,778	45
12-31-14	24.63	0.08	1.31	1.39	0.09	2.68	—	2.77	—	23.25	6.54	0.84	0.84	0.84	0.33	520,298	30
12-31-13	19.63	0.08•	6.84	6.92	0.12	1.80	—	1.92	—	24.63	37.76	0.84	0.84	0.84	0.38	571,880	36
Class R6
06-30-18	22.01	0.03•	0.65	0.68	0.11	3.27	—	3.38	—	19.31	3.17	0.89	0.89	0.89	0.27	7,383	38
12-31-17	22.13	0.11•	2.21	2.32	0.08	2.36	—	2.44	—	22.01	11.23	0.88	0.87	0.87	0.53	6,274	74
12-31-16	19.74	0.10•	4.28	4.38	0.09	1.90	—	1.99	—	22.13	24.49	0.88	0.83	0.83	0.50	2,694	71
11-24-15(5) -
12-31-15	20.56	0.02•	(0.84)	(0.82)	—	—	—	—	—	19.74	(3.99)	0.89	0.84	0.84	0.99	3	45
Class S
06-30-18	21.46	0.00*	0.63	0.63	0.05	3.27	—	3.32	—	18.77	2.99	1.14	1.14	1.14	0.01	105,395	38
12-31-17	21.63	0.05•	2.17	2.22	0.03	2.36	—	2.39	—	21.46	11.00	1.13	1.12	1.12	0.22	111,723	74
12-31-16	19.33	0.03	4.21	4.24	0.04	1.90	—	1.94	—	21.63	24.16	1.13	1.08	1.08	0.16	136,845	71
12-31-15	22.84	0.03	(0.12)	(0.09)	0.06	3.36	—	3.42	—	19.33	(1.02)	1.14	1.09	1.09	0.18	110,685	45
12-31-14	24.24	0.02	1.28	1.30	0.02	2.68	—	2.70	—	22.84	6.26	1.09	1.09	1.09	0.08	115,635	30
12-31-13	19.35	0.03	6.72	6.75	0.06	1.80	—	1.86	—	24.24	37.37	1.09	1.09	1.09	0.12	126,746	36

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by an Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

(a)
Excluding amounts related to a transition cost reimbursement recorded in the period ended June 30, 2018, Global Equity’s total return would have been (1.95)%, (1.68)%, (1.86)%, (1.95)% and (2.01)% for Class ADV, I, S, S2 and T, respectively.

(b)
Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended December 31, 2015, Global Equity’s total return would have been (2.96)%, (6.85)%, (2.69)%, (7.14)% and (7.25)% for Classes ADV, I, S, S2 and T, respectively.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited)

NOTE 1 — ORGANIZATION
As further detailed below, the Voya Variable Product Funds are series of Voya Balanced Portfolio, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., Voya Intermediate Bond Portfolio, and Voya Government Money Market Portfolio (collectively, the “Registrants”), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended (“1940 Act”).
Voya Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one diversified series, Voya Balanced Portfolio (“Balanced”). Voya Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Growth and Income Portfolio (“Growth and Income”). Voya Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has nineteen active separate investment series. The two diversified series of Voya Variable Portfolios, Inc. included in this report are Voya Global Equity Portfolio (“Global Equity”) and Voya Small Company Portfolio (“Small Company”). Voya Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Intermediate Bond Portfolio (“Intermediate Bond”). Voya Government Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Government Money Market Portfolio (“Government Money Market”). Each of the Voya Variable Product Funds is a “Portfolio” and collectively, they are the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class R6, Class S, Service 2 (“Class S2”) and Class T; however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio, (except Government Money Market), is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors/Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the

20

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Government Money Market uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of  $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Money Market, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

21

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Risk Exposures and the Use of Derivative Instruments. Certain Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the

22

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of June 30, 2018, the maximum amount of loss that Balanced and Intermediate Bond would incur if the counterparties to their derivative transactions failed to perform would be $147,794 and $7,106,743, respectively, which represents the gross payments to be received by the Portfolios on open forward foreign currency contracts and forward premium swaptions were they to be unwound as of June 30, 2018. At June 30, 2018, Intermediate Bond had received $4,107,000 in cash collateral from counterparties for open OTC derivatives.
Each Portfolio has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit-related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

23

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

As of June 30, 2018, Balanced and Intermediate Bond had a liability position of  $28,183 and $1,310,907, respectively, on open forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2018, these Portfolios could have been required to pay these amounts in cash to their counterparties. The Portfolios did not pledge any cash collateral for OTC derivatives as of June 30, 2018.
E. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
During the period ended June 30, 2018, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:
	Purchased	Sold
Balanced	$617,587	$3,136,961
Intermediate Bond	20,560,369	107,213,121
The above Portfolios entered into forward foreign currency contracts to protect their non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables following each respective Portfolio of Investments for open forward foreign currency contracts at June 30, 2018.
Each Portfolio, with the exception of Government Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2018, Balanced and Intermediate Bond have purchased and sold futures contracts on various bonds and notes. Balanced and Intermediate Bond purchased and sold futures on bonds and notes as part of their duration management. Balanced and Global Equity entered into equity futures to “equitize” cash. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the period ended June 30, 2018, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:
	Purchased	Sold
Balanced	$49,074,408	$12,978,716
Global Equity	26,567,800	—
Intermediate Bond	728,128,874	431,765,246
Please refer to the tables following each respective Portfolio of Investments for the above Portfolios’ open futures contracts at June 30, 2018.
F. Options Contracts. Certain Portfolios may write call and put options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it

24

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios’ exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.
During the period ended June 30, 2018, Balanced and Intermediate Bond had purchased forward premium swaptions to manage duration and yield curve exposures. Please refer to the tables following the Portfolios of investments for open purchased forward premium swaptions at June 30, 2018.
Please refer to Note 11 for the volume of purchased option activity during the period ended June 30, 2018.
G. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes capital gains, if any, annually. Balanced and Small Company declare and pay dividends, if any, annually. Growth and Income declares and pays dividends, if any, semi-annually. Government Money Market and Intermediate Bond declare dividends daily and pay dividends, if any, monthly. Global Equity declares and pays dividends, if any, quarterly. Prior to May 1, 2018, Global Equity declared and paid dividends, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
H. Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
I. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value

25

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.
Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table following the Portfolio of Investments for Government Money Market for open repurchase agreements subject to the MRA on a net basis at June 30, 2018.
K. Securities Lending. Each Portfolio (except Government Money Market) may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
M. When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.
To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2018, Intermediate Bond had received $1,060,000 in cash collateral for open when-issued or delayed-delivery transactions.

26

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

N. Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based roll transactions, the fee is recorded as income.
O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain

27

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
For the period ended June 30, 2018, Balanced and Intermediate Bond had bought and sold credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Balanced and Intermediate Bond used CDX swaps to gain additional exposure with various sectors of the credit market and to hedge the credit risk associated with various sectors within the credit market. Please refer to the tables following the Portfolio of Investments for Intermediate Bond for open credit default swaps to buy protection at June 30, 2018. Balanced did not have any open credit default swaps at June 30, 2018.
For the period ended June 30, 2018, Balanced had an average notional amount of  $3,405,176 on credit default swaps to buy protection and an average notional amount of $4,954,000 on credit default swaps to sell protection. For the period ended June 30, 2018, Intermediate Bond had an average notional amount of  $115,278,001 on credit default swaps to buy protection and an average notional amount of $148,890,000 on credit default swaps to sell protection.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.
For the period ended June 30, 2018, Balanced and Intermediate Bond had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed

28

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on Long interest rate swaps were $7,500,000 and $532,351,333, respectively.
For the period ended June 30, 2018, Balanced and Intermediate Bond had entered into interest rate swaps in which they pay a fixed interest rate and receive a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on Short interest rate swaps were $13,999,000 and $629,325,667, respectively.
Balanced and Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the table following each respective Portfolio of Investments for Balanced and Intermediate Bond for open interest rate swaps at June 30, 2018.
At June 30, 2018, Balanced and Intermediate Bond had pledged $242,000 and $4,566,000, respectively, in cash collateral for open centrally cleared swaps.
P. Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended June 30, 2018, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Balanced	$232,952,671	$243,732,835
Global Equity	706,262,250	720,941,946
Growth and Income	1,371,155,508	1,541,515,483
Intermediate Bond	642,199,211	635,408,113
Small Company	262,130,969	347,866,187
U.S. government securities not included above were as follows:
	Purchases	Sales
Balanced	$160,544,228	$157,672,499
Intermediate Bond	3,212,924,212	3,138,625,381
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Portfolio	Fee
Balanced	0.60%
Global Equity	0.56% on the first $500 million;
0.53% on the next $500 million;
0.51% thereafter
Government Money Market(1)	0.35%
Growth and Income(1)	0.600% on the first $5 billion;
0.550% on the next $5 billion; 0.525% thereafter
Intermediate Bond	0.50% on first $4 billion;
0.48% on next $3 billion;
0.46% thereafter
Small Company	0.85%

(1)
The Investment Adviser is contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of the Portfolio’s average daily net assets. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with each Portfolio’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV, Class S, Class S2 and Class T shares of the respective Portfolios are subject to a shareholder services and distribution plan or a distribution plan (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Portfolios’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder

29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.
Under the Plans for Class ADV and Class S2 shares of the respective Portfolios, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.05% of the distribution fee for Class ADV shares of Growth and Income so that the actual fee paid by Class ADV shares of the Portfolio is an annual rate of 0.20%. Termination or modification of this obligation requires approval by the Board.
Under the Plan for Class S shares of the respective Portfolios, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S shares. For Government Money Market, the Distributor agreed to waive 0.10% of average daily net assets attributable to distribution fees for Class S shares, so that the actual fee paid by Class S shares of Government Money Market is an annual rate of 0.15%. Termination or modification of this obligation requires approval by the Board.
Under the Plan for Class T shares of Global Equity, the Distributor is paid an annual distribution fee at the rate of 0.50% of Global Equity’s average daily net assets attributable to Class T shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.15% of the average daily net assets attributable to the distribution fee paid by Class T shares of Global Equity, so that the actual fee paid by Class T shares of Global Equity is an annual rate of 0.35%. Termination or modification of this obligation requires approval by the Board.
Class T shares of Global Equity are subject to a shareholder servicing plan (“Service Plan”). The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Class T and their shareholders including Variable Contract owners or Qualified Plan participants with interests in Global Equity. Under the Service Plan, the Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class T shares.
The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Money Market in maintaining a yield of not less than zero. There is no guarantee that the Portfolio will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain restrictions. For the period ended June 30, 2018, there were no waivers for the Portfolio to maintain a yield of not less than zero. Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any.
As of June 30, 2018, amounts of waived fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
	June 30,
	2019	2020	2021	Total
Government Money Market	$302,589	$—	$—	$302,589
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
For the period ended June 30, 2018, Global Equity incurred $62,000 of costs associated with the transition to the Portfolio’s principal investment strategies, portfolio managers, dividend distribution frequency and expense limits. The Investment Adviser reimbursed the Portfolio for these costs.
For the period ended June 30, 2018, the Investment Adviser made a payment of  $730,351 to reimburse Global Equity for trading costs and other transition related costs associated with the changes to the Portfolio’s principal investment strategies. Of the $730,351 payment, $240,021 was recorded as Net Realized Gain (Loss) on Investments in the accompanying Statement of Operations, $271,165 was recorded as Net Realized Gain (Loss) on Futures in the accompanying Statement of Operations and $219,165 was recorded against the cost basis of the securities purchased.
At June 30, 2018, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment company owned more than 5% of the following Portfolios:

30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Institutional Trust Company	Government Money Market	7.86%
	Intermediate Bond	9.54
	Small Company	9.64
Voya Insurance and Annuity Company	Global Equity	66.57
	Growth and Income	41.28
	Intermediate Bond	60.53
	Small Company	13.36
Voya Retirement Insurance and Annuity Company	Balanced	88.01
	Global Equity	21.55
	Government Money Market	89.56
	Growth and Income	52.14
	Intermediate Bond	25.05
	Small Company	52.79
Voya Solution Moderately Aggressive Portfolio	Small Company	5.90
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors/trustees, as described in the DC Plan, to defer the receipt of all or a portion of the directors’/trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director/trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’/trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’/trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — LICENSING FEE
Effective January 1, 2018, S&P Opco, LLC receives an annual licensing fee from Balanced.
NOTE 8 — OTHER ACCRUED EXPENSES AND LIABILITIES
At June 30, 2018, the below Portfolio had the following payable included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:
Portfolio	Accrued Expense	Amount
Government Money Market	Custody	$19,083
	Postage	21,717
NOTE 9 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class R6	Class S	Class S2	Class T
Balanced	N/A	0.69%	N/A	0.94%	N/A	N/A
Global Equity	1.34%	0.84%	N/A	1.09%	1.24%	1.44%
Growth and Income	1.30%	0.70%	N/A	0.95%	1.10%	N/A
Intermediate Bond	1.03%	0.53%	N/A	0.78%	0.93%	N/A
Small Company	1.43%	0.93%	0.93%	1.18%	N/A	N/A
Pursuant to a side letter agreement through May 1, 2019, the Investment Adviser has further lowered the expense limits to the levels listed below. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that the side letter agreement will continue. Termination or modification of this obligation requires approval by the Board.
Portfolio	Class ADV	Class I	Class S	Class S2	Class T
Global Equity(1)	1.10%	0.60%	0.85%	1.00%	1.20%

(1)
Prior to May 1, 2018, the side letter agreement expense limits were 1.11%, 0.61%, 0.86%, 1.01%, and 1.21% for Class ADV, Class I, Class S, Class S2 and Class T, respectively.

Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment

31

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 9 — EXPENSE LIMITATION
AGREEMENTS (continued)

Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2018, the Portfolios did not have any amount of waived and/or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.
The Expense Limitation Agreements are contractual through May 1, 2019 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.
NOTE 10 — LINE OF CREDIT
Effective May 18, 2018, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 17, 2019. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 18, 2018, the predecessor line of credit was for an aggregate amount of  $400,000,000 and paid a commitment fee equal to 0.15% through May 18, 2018.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the period ended June 30, 2018 and Global Equity had an outstanding balance of  $817,000 at June 30, 2018:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Global Equity	1	$817,000	2.91%
Intermediate Bond	2	3,477,500	2.57
Small Company	7	29,038,857	2.70
NOTE 11 — PURCHASED AND WRITTEN OPTIONS
Transactions in purchased forward premium swaptions for Balanced during the period ended June 30, 2018 were as follows:
	USD Notional	Cost Payable
Balance at 12/31/2017	—	$—
Options Purchased	12,900,000	—
Balance at 6/30/2018	12,900,000	$—

Transactions in purchased forward premium swaptions for Intermediate Bond during the period ended June 30, 2018 were as follows:
	USD Notional	Cost Payable
Balance at 12/31/2017	—	$—
Options Purchased	528,060,000	—
Balance at 6/30/2018	528,060,000	$—

NOTE 12 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced
Class I
6/30/2018	166,849	—	2,512,798	(1,867,535)	812,112	2,746,118	—	38,219,666	(30,133,866)	10,831,918
12/31/2017	353,588	—	703,828	(3,536,426)	(2,479,010)	5,551,153	—	10,867,103	(55,854,629)	(39,436,373)
Class S
6/30/2018	713	—	19,105	(25,002)	(5,184)	11,612	—	289,442	(409,872)	(108,818)
12/31/2017	37,660	—	5,694	(80,542)	(37,188)	592,920	—	87,514	(1,272,469)	(592,035)
Global Equity
Class ADV
6/30/2018	28,146	—	26,563	(146,453)	(91,744)	302,904	—	289,533	(1,618,550)	(1,026,113)
12/31/2017	29,397	—	37,245	(468,169)	(401,527)	297,921	—	370,586	(4,706,714)	(4,038,207)
Class I
6/30/2018	102,099	—	294,638	(1,028,197)	(631,460)	1,141,357	—	3,232,174	(11,420,481)	(7,046,950)
12/31/2017	357,173	—	359,549	(2,472,669)	(1,755,947)	3,746,460	—	3,602,681	(25,164,373)	(17,815,232)
32

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 12 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Global Equity (continued)
Class S
6/30/2018	73,103	—	742,516	(3,382,795)	(2,567,176)	822,917	—	8,152,829	(37,702,479)	(28,726,733)
12/31/2017	199,757	—	1,025,192	(10,754,683)	(9,529,734)	2,061,825	—	10,272,423	(109,818,624)	(97,484,376)
Class S2
6/30/2018	2,205	—	545	(7,968)	(5,218)	24,110	—	5,900	(86,515)	(56,505)
12/31/2017	13,872	—	820	(6,846)	7,846	138,857	—	8,101	(71,875)	75,083
Class T
6/30/2018	87,208	—	49,586	(318,314)	(181,520)	987,623	—	538,008	(3,479,591)	(1,953,960)
12/31/2017	574,000	—	72,785	(1,593,219)	(946,434)	5,787,979	—	720,568	(16,396,513)	(9,887,966)
Government Money Market
Class I
6/30/2018	42,137,468	—	2,773,111	(62,634,884)	(17,724,305)	42,137,470	—	2,773,109	(62,634,884)	(17,724,305)
12/31/2017	62,019,236	—	2,783,547	(130,786,097)	(65,983,314)	62,019,235	—	2,783,547	(130,786,097)	(65,983,315)
Class S
6/30/2018	2,250	—	264	(396)	2,118	2,250	—	264	(395)	2,119
12/31/2017	2,779	—	217	(41,333)	(38,337)	2,779	—	217	(41,333)	(38,337)
Growth and Income
Class ADV
6/30/2018	25,365	—	1,199,061	(2,660,193)	(1,435,767)	737,044	—	33,789,533	(77,049,176)	(42,522,599)
12/31/2017	481,140	—	4,332,463	(8,613,013)	(3,799,410)	14,112,733	—	126,119,965	(259,034,403)	(118,801,705)
Class I
6/30/2018	147,965	—	2,217,563	(4,323,478)	(1,957,950)	4,292,915	—	63,533,168	(126,781,492)	(58,955,409)
12/31/2017	228,779	—	8,130,779	(7,269,067)	1,090,491	6,919,575	—	240,153,222	(221,389,322)	25,683,475
Class S
6/30/2018	48,503	—	659,934	(1,443,933)	(735,496)	1,403,983	—	18,623,347	(41,753,913)	(21,726,583)
12/31/2017	122,006	—	2,424,491	(5,427,934)	(2,881,437)	3,672,422	—	70,631,484	(162,795,310)	(88,491,404)
Class S2
6/30/2018	415	—	542	(51)	906	12,084	—	15,110	(1,476)	25,718
12/31/2017	1,188	—	1,791	(2,165)	814	35,185	—	51,608	(64,424)	22,369
Intermediate Bond
Class ADV
6/30/2018	526,066	—	334,923	(1,618,101)	(757,112)	6,607,475	—	4,155,826	(20,080,577)	(9,317,276)
12/31/2017	1,674,254	—	702,761	(2,769,383)	(392,368)	21,223,587	—	8,924,427	(35,130,726)	(4,982,712)
Class I
6/30/2018	2,610,811	—	1,392,310	(6,840,528)	(2,837,407)	32,792,249	—	17,463,754	(85,895,646)	(35,639,643)
12/31/2017	4,701,599	—	2,987,122	(13,551,357)	(5,862,636)	60,254,318	—	38,334,258	(173,617,322)	(75,028,746)
Class S
6/30/2018	2,882,634	—	3,013,224	(13,022,829)	(7,126,971)	36,545,803	—	37,540,507	(162,208,803)	(88,122,493)
12/31/2017	3,026,066	—	6,697,190	(36,721,454)	(26,998,198)	38,383,965	—	85,372,981	(467,195,239)	(343,438,293)
Class S2
6/30/2018	159,717	—	27,476	(362,767)	(175,574)	1,988,836	—	341,011	(4,515,731)	(2,185,884)
12/31/2017	467,281	—	56,884	(487,591)	36,574	5,941,780	—	722,395	(6,173,116)	491,059
Small Company
Class ADV
6/30/2018	39,459	—	66,733	(41,381)	64,811	800,510	—	1,214,551	(851,730)	1,163,331
12/31/2017	138,528	—	34,027	(104,357)	68,198	2,828,764	—	668,667	(2,179,147)	1,318,284
Class I
6/30/2018	1,069,101	—	4,317,429	(4,865,568)	520,962	22,345,903	—	83,024,164	(103,493,720)	1,876,347
12/31/2017	4,271,152	—	3,103,347	(4,422,213)	2,952,286	94,005,567	—	63,838,068	(94,507,724)	63,335,911
Class R6
6/30/2018	61,477	—	55,842	(19,884)	97,435	1,314,409	—	1,074,401	(437,658)	1,951,152
12/31/2017	213,873	—	21,729	(72,342)	163,260	4,622,329	—	447,197	(1,549,998)	3,519,528
Class S
6/30/2018	133,340	—	853,449	(578,815)	407,974	2,652,382	—	15,968,030	(12,147,705)	6,472,707
12/31/2017	376,316	—	675,283	(2,170,701)	(1,119,102)	8,133,510	—	13,566,861	(45,694,308)	(23,993,937)
33

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 13 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, each Portfolio (except Government Money Market) can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.
The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Securities Lending Collateral.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.
The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2018:
Balanced
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$42,986	$(42,986)	$—
Barclays Capital Inc.	40,870	(40,870)	—
Goldman, Sachs & Co. LLC	126,417	(126,417)	—
MUFG Securities Americas Inc.	38,034	(38,034)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Merrill Lynch, Pierce, Fenner & Smith Inc.	1,293,997	(1,293,997)	—
Morgan Stanley & Co. LLC	898,839	(898,839)	—
Scotia Capital (USA) INC	9,593	(9,593)	—
Societe Generale	190,770	(190,770)	—
UBS Securities LLC.	9,697	(9,697)	—
Credit Suisse AG	103,237	(103,237)	—
Cantor Fitzgerald & Co	106,765	(106,765)	—
Credit Suisse Securities (USA) LLC	199,753	(199,753)	—
Goldman, Sachs & Co. LLC	103,320	(103,320)	—
J.P. Morgan Securities LLC	19,911	(19,911)	—
Janney Montgomery Scott LLC	38,263	(38,263)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	130,509	(130,509)	—
RBC Dominion Securities Inc	37,218	(37,218)	—
SG Americas Securities, LLC	140,042	(140,042)	—
UBS Securities LLC.	94,361	(94,361)	—
Wells Fargo Securities LLC	92,072	(92,072)	—
J.P. Morgan Securities LLC	1,256,623	(1,256,623)	—
Credit Suisse Securities (Europe) Limited	26,006	(26,006)	—
Credit Suisse Securities (USA) LLC	21	(21)	—
Goldman, Sachs & Co. LLC	9,165	(9,165)	—
Societe Generale	366,479	(366,479)	—
Credit Suisse Securities (USA) LLC	68,932	(68,932)	—
Total	$5,443,880	$(5,443,880)	$—

(1)
Collateral with a fair value of  $5,640,811 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Global Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Cowen Excecution Serices LLC	$3,304,270	$(3,304,270)	$—
Citigroup Global Markets Limited	3,081,901	(3,081,901)	—
Merrill Lynch International	1,517,882	(1,517,882)	—
Nomura Securities International, Inc.	4,209,017	(4,209,017)	—
Scotia Capital (USA) INC	119,332	(119,332)	—
Total	$12,232,402	$(12,232,402)	$—

(1)
Collateral with a fair value of  $15,198,305 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Growth and Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$8,758,302	$(8,758,302)	$—
Goldman, Sachs & Co. LLC	9,298,718	(9,298,718)	—

34

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 13 — SECURITIES LENDING (continued)

Growth and Income (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Industrial And Commercial Bank Of China	765,306	(765,306)	—
J.P. Morgan Securities LLC	32,235,939	(32,235,939)	—
Total	$51,058,265	$(51,058,265)	$—

(1)
Collateral with a fair value of  $52,489,046 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp Total	$97,696	$(97,696)	$—
Barclays Capital Inc. Total	5,249,223	(5,249,223)	—
Goldman, Sachs & Co. LLC Total	5,835,262	(5,835,262)	—
MUFG Securities Americas Inc. Total	1,892,794	(1,892,794)	—
Merrill Lynch, Pierce, Fenner & Smith Inc. Total	34,574,687	(34,574,687)	—
Morgan Stanley & Co. LLC Total	52,354,614	(52,354,614)	—
Total	$100,004,276	$(100,004,276)	$—

(1)
Collateral with a fair value of  $102,240,974 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Small Company
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$1,117	$(1,117)	$—
Credit Suisse AG	6,240,884	(6,240,884)	—
Citadel Clearing LLC	1,392,845	(1,392,845)	—
Citigroup Global Markets Inc.	1,937,449	(1,937,449)	—
Deutsche Bank Securities Inc.	4,034,732	(4,034,732)	—
Goldman, Sachs & Co. LLC	3,638,249	(3,638,249)	—
Industrial And Commercial Bank Of China	4,842	(4,842)	—
J.P. Morgan Securities LLC	1,103,251	(1,103,251)	—
MUFG Securities Americas Inc.	221,184	(221,184)	—
Mizuho Securities USA LLC.	170,159	(170,159)	—
Morgan Stanley & Co. LLC	2,139,731	(2,139,731)	—
National Bank of Canada Financial Inc	701,547	(701,547)	—
National Financial Services LLC	423,300	(423,300)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Natixis Securities America LLC	801,143	(801,143)	—
Nomura Securities International, Inc.	578	(578)	—
RBC Dominion Securities Inc	1,798,034	(1,798,034)	—
SG Americas Securities, LLC	871,930	(871,930)	—
Scotia Capital (USA) INC	794,724	(794,724)	—
TD Prime Services LLC	882,687	(882,687)	—
UBS AG	3,858,270	(3,858,270)	—
Wells Fargo Securities LLC	7,700	(7,700)	—
Total	$31,024,356	$(31,024,356)	$—

(1)
Collateral with a fair value of  $31,814,506 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 14 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), wash sale deferrals and the expiration of capital loss carryforwards. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	Ordinary Income	Long-term Capital Gain	Ordinary Income	Long-term Capital Gain
Balanced	$17,574,925	$20,934,183	$10,954,617	$—
Global Equity	12,218,444	—	14,974,359	—
Government Money Market	2,773,373	—	2,783,768	—
Growth and Income	33,312,064	82,709,322	139,807,817	297,433,409
Intermediate Bond	59,504,612	—	133,358,596	—
Small Company	17,759,580	83,521,566	9,980,023	68,540,770

35

NOTES TO FINANCIAL STATEMENTS as of June 30, 2018 (Unaudited) (continued)

NOTE 14 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2017 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Late Year Ordinary Losses Deferred	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
Balanced	$17,978,572	$20,943,993	$—	$—	$31,806,103	$—	—
Global Equity	12,209,078	—	—	—	116,250,803	(6,695,973)	2018
						(60,150,156)	None
						$(66,846,129)*
Government Money Market	3,212	—	—	—	—	—	—
Growth and Income	33,172,457	82,706,960	—	—	703,747,125	—	—
Intermediate Bond	—	—	(554,617)	(4,181,821)	36,216,520	—	—
Small Company	17,757,318	83,519,576	—	—	93,443,368	—	—

*
Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.
As of June 30, 2018, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year remains subject to examination by these jurisdictions is 2013.
NOTE 15 — SUBSEQUENT EVENTS
Dividends:   Subsequent to June 30, 2018, the following Portfolios declared dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
Government Money Market
Class I	$0.0014	August 1, 2018	Daily
Class S	$0.0012	August 1, 2018	Daily
Intermediate Bond
Class ADV	$0.0289	August 1, 2018	Daily
	Per Share Amount	Payable Date	Record Date
Class I	$0.0345	August 1, 2018	Daily
Class S	$0.0317	August 1, 2018	Daily
Class S2	$0.0299	August 1, 2018	Daily
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.

36

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited)

Investment Type Allocation as of June 30, 2018 (as a percentage of net assets)

Common Stock	43.4%
Exchange-Traded Funds	19.8%
Mutual Funds	8.8%
Corporate Bonds/Notes	7.7%
U.S. Government Agency Obligations	4.7%
U.S. Treasury Obligations	3.6%
Collateralized Mortgage Obligations	3.5%
Asset-Backed Securities	2.8%
Commercial Mortgage-Backed Securities	1.3%
Foreign Government Bonds	0.8%
Preferred Stock	0.1%
Rights	0.0%
Assets in Excess of Other Liabilities*	3.5%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 43.4%
		Consumer Discretionary: 4.3%
888 (1)		Amazon.com, Inc.	$1,509,423	0.4
40,920		Comcast Corp. - Class A	1,342,585	0.3
9,873		Home Depot, Inc.	1,926,222	0.5
434,166	(2)(3)	Other Securities	12,281,240	3.1
			17,059,470	4.3
		Consumer Staples: 3.2%
13,687		PepsiCo, Inc.	1,490,104	0.4
14,937		Philip Morris International, Inc.	1,206,013	0.3
21,837		Procter & Gamble Co.	1,704,596	0.4
15,390		Walmart, Inc.	1,318,154	0.3
180,500 (4)		WH Group Ltd.	146,058	0.0
193,709	(2)(3)	Other Securities	6,928,403	1.8
			12,793,328	3.2
		Energy: 2.6%
12,969		Anadarko Petroleum Corp.	949,979	0.2
14,868		Chevron Corp.	1,879,761	0.5
17,361		Royal Dutch Shell PLC - Class A ADR	1,201,902	0.3
9,006		Valero Energy Corp.	998,135	0.3
171,565	(2)(3)	Other Securities	5,170,841	1.3
			10,200,618	2.6
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: 6.8%
69,545		Bank of America Corp.	$1,960,474	0.5
19,899		JPMorgan Chase & Co.	2,073,476	0.5
20,238		Morgan Stanley	959,281	0.3
5,125		S&P Global, Inc.	1,044,936	0.3
1,315,999	(2)(3)	Other Securities	20,818,491	5.2
			26,856,658	6.8
		Health Care: 5.7%
6,507		Amgen, Inc.	1,201,127	0.3
5,576		Cigna Corp.	947,641	0.2
12,985 (1)		Express Scripts Holding Co.	1,002,572	0.3
18,491		Johnson & Johnson	2,243,698	0.6
16,596		Merck & Co., Inc.	1,007,377	0.3
48,797		Pfizer, Inc.	1,770,355	0.4
7,633		UnitedHealth Group, Inc.	1,872,680	0.5
172,058	(2)(3)	Other Securities	12,376,390	3.1
			22,421,840	5.7
		Industrials: 5.3%
4,909		Boeing Co.	1,647,019	0.4
7,587		Honeywell International, Inc.	1,092,907	0.3
11,161		Ingersoll-Rand PLC - Class A	1,001,476	0.2
950,862 (3)		Other Securities	17,425,227	4.4
			21,166,629	5.3
		Information Technology: 9.8%
5,552 (1)		Adobe Systems, Inc.	1,353,633	0.3
2,216 (1)		Alphabet, Inc. - Class A	2,502,285	0.6
21,133		Apple, Inc.	3,911,930	1.0
22,795 (1)		Cadence Design Systems, Inc.	987,251	0.3
41,116		Cisco Systems, Inc.	1,769,222	0.4
15,409 (1)		Facebook, Inc. - Class A	2,994,277	0.8
16,766 (1)		Fortinet, Inc.	1,046,701	0.3
45,286		Microsoft Corp.	4,465,652	1.1
8,161		Motorola Solutions, Inc.	949,696	0.2
30,387		Oracle Corp.	1,338,851	0.3
26,419		Teradyne, Inc.	1,005,771	0.3
12,224		Texas Instruments, Inc.	1,347,696	0.3
334,888 (3)		Other Securities	15,392,078	3.9
			39,065,043	9.8
		Materials: 1.9%
3,892 (4)		Covestro AG	345,935	0.1
257,848	(2)(3)	Other Securities	7,160,679	1.8
			7,506,614	1.9

See Accompanying Notes to Financial Statements
37

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: 1.7%
7,601		American Tower Corp.	$1,095,836	0.3
742,700	(2)(3)	Other Securities	5,585,749	1.4
			6,681,585	1.7
		Telecommunication Services: 0.6%
128,069		Other Securities	2,480,326	0.6
		Utilities: 1.5%
6,962		NextEra Energy, Inc.	1,162,863	0.3
244,726		Other Securities	4,938,447	1.2
			6,101,310	1.5
		Total Common Stock (Cost $161,554,219)	172,333,421	43.4
EXCHANGE-TRADED FUNDS: 19.8%
347,445		Invesco Senior Loan ETF	7,956,490	2.0
94,694		iShares 1-3 Year Treasury Bond ETF	7,894,639	2.0
18,607		iShares MSCI EAFE Index Fund	1,246,111	0.3
647,409 (5)		iShares MSCI Emerging Markets ETF	28,052,232	7.0
146,461		iShares Russell 1000 Value ETF	17,777,436	4.5
43,416		iShares S&P 500 Index Fund	11,854,739	3.0
50,277		SPDR Dow Jones International Real Estate ETF	1,967,842	0.5
25,501		Vanguard Real Estate Index ETF	2,077,056	0.5
		Total Exchange-Traded Funds (Cost $78,602,720)	78,826,545	19.8
MUTUAL FUNDS: 8.8%
		Affiliated Investment Companies: 7.4%
191,117		Voya Emerging Markets Local Currency Debt Fund - Class P	1,347,376	0.4
1,218,456		Voya Floating Rate Fund Class P	11,940,867	3.0
2,039,347		Voya High Yield Bond Fund - Class P	15,988,483	4.0
			29,276,726	7.4
		Unaffiliated Investment Companies : 1.4%
1,172,183		Credit Suisse Commodity Return Strategy Fund - Class I	5,837,469	1.4
		Total Mutual Funds (Cost $35,905,091)	35,114,195	8.8

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.1%
	Consumer Discretionary: 0.1%
20,113	Other Securities	$261,050	0.1
	Utilities: 0.0%
1,956 (3)	Other Securities	45,829	0.0
	Total Preferred Stock (Cost $381,964)	306,879	0.1
RIGHTS: 0.0%
	Financials: —%
130,246 (3)	Other Securities	—	—
	Energy: 0.0%
19,839 (3)	Other Securities	11,262	0.0
	Industrials: 0.0%
8,530 (3)	Other Securities	8,786	0.0
	Total Rights (Cost $20,486)	20,048	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 7.7%
		Basic Materials: 0.2%
80,000 (4)		Georgia-Pacific LLC, 2.539%, 11/15/2019	79,501	0.0
605,000		Other Securities	596,882	0.2
			676,383	0.2
		Communications: 0.9%
113,000 (4)		AT&T, Inc., 4.300%, 02/15/2030	107,082	0.0
75,000 (4)		AT&T, Inc., 5.150%, 11/15/2046	70,859	0.0
130,000 (4)		AT&T, Inc., 5.150%, 02/15/2050	121,663	0.1
65,000 (4)		CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 05/01/2027	60,856	0.0
70,000 (4)		CommScope Technologies LLC, 5.000%, 03/15/2027	66,062	0.0
120,000 (4)		NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	121,500	0.0
65,000	(4)(5)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	60,125	0.0
45,000 (4)		Sirius XM Radio, Inc., 5.000%, 08/01/2027	42,188	0.0
200,000 (4)		Tencent Holdings Ltd., 2.985%, 01/19/2023	194,518	0.1
180,000 (4)		Verizon Communications, Inc., 4.329%, 09/21/2028	178,758	0.0
2,670,000 (2)		Other Securities	2,580,871	0.7
			3,604,482	0.9

See Accompanying Notes to Financial Statements
38

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: 0.8%
70,000 (4)	1011778 BC ULC/New Red Finance, Inc., 5.000%, 10/15/2025	$66,584	0.0
90,000 (4)	BMW US Capital LLC, 3.450%, 04/12/2023	89,084	0.0
17,000 (4)	British Airways 2018-1 Class A Pass Through Trust, 4.125%, 03/20/2033	16,818	0.0
60,000 (4)	Caesars Resort Collection LLC/CRC Finco, Inc., 5.250%, 10/15/2025	56,925	0.0
150,000 (4)	Daimler Finance North America LLC, 2.300%, 02/12/2021	145,749	0.1
45,000 (4)	Dana Financing Luxembourg Sarl, 6.500%, 06/01/2026	45,787	0.0
65,000 (4)	Hilton Domestic Operating Co., Inc., 5.125%, 05/01/2026	64,188	0.0
100,000 (4)	Nissan Motor Acceptance Corp., 2.600%, 09/28/2022	96,059	0.0
65,000 (4)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	63,275	0.0
65,000 (4)	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/2025	64,025	0.0
150,000 (4)	ZF North America Capital, Inc., 4.000%, 04/29/2020	151,145	0.1
2,340,290 (2)	Other Securities	2,268,730	0.6
		3,128,369	0.8
	Consumer, Non-cyclical: 1.0%
140,000	Amgen, Inc., 2.125%-3.200%, 05/01/ 2020-11/02/2027	134,043	0.0
80,000 (4)	BAT Capital Corp., 3.222%, 08/15/2024	75,850	0.0
90,000 (4)	BAT International Finance PLC, 2.750%, 06/15/2020	89,057	0.1
70,000 (4)	Brink’s Co/The, 4.625%, 10/15/2027	64,925	0.0
65,000 (4)	JBS USA LUX SA/JBS USA Finance, Inc., 5.750%, 06/15/2025	60,775	0.0
70,000 (4)	Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	70,338	0.0
51,000 (4)	Keurig Dr Pepper, Inc., 4.417%, 05/25/2025	51,319	0.0
90,000 (4)	Kraft Heinz Foods Co., 4.875%, 02/15/2025	91,832	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
37,000		Philip Morris International, Inc., 4.250%, 11/10/2044	$35,109	0.0
70,000 (4)		Post Holdings, Inc., 5.000%, 08/15/2026	65,450	0.0
67,000 (4)		Wm Wrigley Jr Co., 2.400%, 10/21/2018	66,956	0.0
3,388,000 (2)		Other Securities	3,325,537	0.9
			4,131,191	1.0
		Energy: 1.0%
40,000 (4)		Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	40,100	0.0
50,000	(4)(5)	Jonah Energy LLC/Jonah Energy Finance Corp., 7.250%, 10/15/2025	40,625	0.0
200,000 (4)		KazMunayGas National Co. JSC, 4.750%, 04/24/2025	200,550	0.1
200,000 (4)		Petroleos del Peru SA, 4.750%, 06/19/2032	191,900	0.0
65,000 (4)		Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	64,350	0.0
3,588,000		Other Securities	3,517,969	0.9
			4,055,494	1.0
		Financial: 2.3%
200,000 (4)		BNP Paribas SA, 3.500%, 03/01/2023	195,084	0.1
200,000	(4)(6)	BNP Paribas SA, 4.375%, 03/01/2033	187,816	0.0
338,000 (6)		Citigroup, Inc., 2.876%-5.500%, 07/24/2023-07/25/2028	332,254	0.1
250,000 (4)		Credit Agricole SA/London, 2.375%, 07/01/2021	241,909	0.1
77,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/2022	76,713	0.0
65,000 (4)		ESH Hospitality, Inc., 5.250%, 05/01/2025	62,887	0.0
90,000 (4)		Fairfax Financial Holdings Ltd., 4.850%, 04/17/2028	89,346	0.0
81,000 (4)		Guardian Life Insurance Co. of America/The, 4.850%, 01/24/2077	79,108	0.0
200,000 (4)		ING Bank NV, 2.000%, 11/26/2018	199,486	0.1

See Accompanying Notes to Financial Statements
39

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
181,000 (4)		International Lease Finance Corp., 7.125%, 09/01/2018	$182,188	0.0
534,000 (6)		JPMorgan Chase & Co., 2.550%-4.032%, 10/29/2020-07/24/2048	512,656	0.1
180,000	(4)(6)	Macquarie Group Ltd, 3.189%, 11/28/2023	172,036	0.0
200,000 (4)		Mizuho Financial Group, Inc., 2.632%, 04/12/2021	195,341	0.0
314,000 (6)		Morgan Stanley, 2.750%-4.457%, 05/19/2022-04/22/2039	306,799	0.1
200,000 (4)		Nationwide Building Society, 2.350%, 01/21/2020	197,445	0.1
110,000 (4)		New York Life Global Funding, 3.000%, 01/10/2028	103,265	0.0
70,000 (4)		Quicken Loans, Inc., 5.250%, 01/15/2028	64,824	0.0
200,000 (4)		Societe Generale SA, 2.625%, 09/16/2020	196,815	0.1
400,000	(4)(6)	Standard Chartered PLC, 3.885%, 03/15/2024	393,048	0.1
110,000 (4)		Suncorp-Metway Ltd, 2.375%, 11/09/2020	107,405	0.0
200,000 (4)		UBS AG/London, 2.450%, 12/01/2020	195,753	0.1
5,209,000		Other Securities	5,147,548	1.3
			9,239,726	2.3
		Industrial: 0.3%
70,000 (4)		Novelis Corp., 5.875%, 09/30/2026	67,200	0.0
25,000 (4)		Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	25,375	0.0
70,000 (4)		Standard Industries, Inc./NJ, 5.000%, 02/15/2027	65,450	0.0
1,208,000		Other Securities	1,178,062	0.3
			1,336,087	0.3
		Technology: 0.5%
628,000		Apple, Inc., 2.000%-3.750%, 11/13/2020-11/13/2047	601,399	0.2
49,000 (4)		Dell International LLC/EMC Corp., 4.420%, 06/15/2021	49,729	0.0
182,000 (4)		Dell International LLC/EMC Corp., 5.450%, 06/15/2023	190,542	0.1
90,000 (4)		Dell International LLC/EMC Corp., 6.020%, 06/15/2026	94,760	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
60,000 (4)	First Data Corp., 5.750%, 01/15/2024	$60,186	0.0
898,000	Other Securities	884,271	0.2
		1,880,887	0.5
	Utilities: 0.7%
75,000 (4)	American Transmission Systems, Inc., 5.000%, 09/01/2044	82,531	0.0
70,000 (4)	Calpine Corp., 5.250%, 06/01/2026	66,238	0.0
39,000 (4)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	37,046	0.0
200,000 (4)	Enel Finance International NV, 3.500%, 04/06/2028	180,004	0.1
97,000 (4)	Jersey Central Power & Light Co., 4.300%, 01/15/ 2026	98,265	0.0
2,173,000 (2)	Other Securities	2,132,077	0.6
		2,596,161	0.7
	Total Corporate Bonds/Notes (Cost $31,541,196)	30,648,780	7.7
COLLATERALIZED MORTGAGE OBLIGATIONS: 3.5%
90,601	Alternative Loan Trust 2004-J7 MI, 3.111%, (US0001M + 1.020%), 10/25/2034	81,893	0.0
96,586	Alternative Loan Trust 2005-10CB 1A1, 2.591%, (US0001M + 0.500%), 05/25/2035	86,147	0.0
77,522	Alternative Loan Trust 2005-51 3A2A, 2.848%, (12MTA + 1.290%), 11/20/2035	75,133	0.0
154,431	Alternative Loan Trust 2005-J2 1A12, 2.491%, (US0001M + 0.400%), 04/25/2035	136,740	0.1
143,250	Alternative Loan Trust 2006-19CB A12, 2.491%, (US0001M + 0.400%), 08/25/2036	104,681	0.0
115,021	Alternative Loan Trust 2006-HY11 A1, 2.211%, (US0001M + 0.120%), 06/25/2036	107,853	0.0

See Accompanying Notes to Financial Statements
40

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
38,840		Alternative Loan Trust 2007-23CB A3, 2.591%, (US0001M + 0.500%), 09/25/2037	$26,757	0.0
189,979		Alternative Loan Trust 2007-2CB 2A1, 2.691%, (US0001M + 0.600%), 03/25/2037	132,758	0.1
97,065		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 2.281%, (US0001M + 0.190%), 01/25/2037	92,089	0.0
16,725 (4)		Bellemeade Re Ltd. 2015-1A M2, 6.391%, (US0001M + 4.300%), 07/25/2025	16,962	0.0
142,145 (6)		Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.901%, 03/25/2036	133,457	0.1
77,041 (6)		Citigroup Mortgage Loan Trust 2007-10 22AA, 3.712%, 09/25/2037	74,631	0.0
100,000	(4)(6)	COLT 2018-1 M1 Mortgage Loan Trust, 3.661%, 02/25/2048	99,308	0.0
200,000	(4)(6)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	200,466	0.1
53,376		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 2.365%, (US0001M + 0.280%), 08/19/2045	46,501	0.0
968,180		Fannie Mae 2011-113 CL, 4.000%, 11/25/2041	993,978	0.2
364,269		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	392,403	0.1
250,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 5.741%, (US0001M + 3.650%), 09/25/2029	272,824	0.1
200,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 5.091%, (US0001M + 3.000%), 10/25/2029	212,989	0.1
250,000		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.291%, (US0001M + 2.200%), 01/25/2030	254,608	0.1
100,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.491%, (US0001M + 2.400%), 05/25/2030	102,174	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
200,000		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.591%, (US0001M + 2.500%), 05/25/2030	$204,183	0.0
200,000		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 4.341%, (US0001M + 2.250%), 07/25/2030	201,518	0.0
130,831		Fannie Mae REMIC Trust 2001-15 Z, 6.000%, 04/25/2031	140,133	0.0
393,982		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	408,234	0.1
362,965 (6)		Fannie Mae REMIC Trust 2009-50 HZ, 5.552%, 02/25/2049	383,236	0.1
216,745		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	231,605	0.1
324,963		Fannie Mae REMIC Trust 2011-9 AZ, 5.000%, 05/25/2040	350,714	0.1
221,569		Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	222,463	0.1
70,068		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A5, 2.391%, (US0001M + 0.300%), 12/25/2036	44,064	0.0
70,068 (7)		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A9, 4.609%, (-1.000*US0001M + 6.700%), 12/25/2036	16,071	0.0
99,314	(4)(6)	Flagstar Mortgage Trust 2018-1 B2, 4.062%, 03/25/2048	98,628	0.0
99,314	(4)(6)	Flagstar Mortgage Trust 2018-1 B3, 4.062%, 03/25/2048	96,531	0.0
853,637		Freddie Mac 326 350, 3.500%, 03/15/2044	851,338	0.2
216,441		Freddie Mac 4634 ZM, 5.000%, 11/15/2056	252,219	0.1
137,310		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	148,441	0.1

See Accompanying Notes to Financial Statements
41

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
167,186		Freddie Mac REMIC Trust 2472 ZC, 6.000%, 07/15/2032	$184,249	0.1
101,328		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	109,318	0.0
27,742		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	30,059	0.0
75,670		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	80,432	0.0
239,119		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	259,335	0.1
94,365		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	102,802	0.0
84,267	(6)(7)	Freddie Mac REMIC Trust 3524 LA, 5.368%, 03/15/2033	88,968	0.0
92,020		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	99,520	0.0
77,322		Freddie Mac REMIC Trust 3819 ZY, 6.000%, 10/15/2037	81,844	0.0
20,289		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	21,293	0.0
325,079		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	316,858	0.1
475,658		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	493,624	0.1
475,658		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	494,767	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 6.791%, (US0001M + 4.700%), 04/25/2028	118,619	0.0
350,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 4.741%, (US0001M + 2.650%), 12/25/2029	361,193	0.1
200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 4.441%, (US0001M + 2.350%), 04/25/2030	204,709	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 4.391%, (US0001M + 2.300%), 09/25/2030	$99,807	0.0
80,770		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	85,159	0.0
337,296		Ginnie Mae Series 2010-164 JZ, 4.000%, 12/20/2040	347,571	0.1
37,581		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	40,922	0.0
81,806		HomeBanc Mortgage Trust 2004-1 2A, 2.951%, (US0001M + 0.860%), 08/25/2029	78,733	0.0
54,024		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.301%, (US0001M + 0.210%), 04/25/2046	50,366	0.0
196,103	(4)(6)	JP Morgan Mortgage Trust 2017-3 B1, 3.869%, 08/25/2047	193,944	0.1
99,044	(4)(6)	JP Morgan Mortgage Trust 2017-6 B3, 3.854%, 12/25/2048	93,469	0.0
37,856		Lehman XS Trust Series 2005-5N 1A2, 2.451%, (US0001M + 0.360%), 11/25/2035	33,698	0.0
59,732		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	53,011	0.0
92,831	(4)(6)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	93,701	0.0
99,386	(4)(6)	Sequoia Mortgage Trust 2018-CH1 B1B, 4.520%, 02/25/2048	102,959	0.1
200,000	(4)(6)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	199,588	0.1
119,906		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 2.601%, (US0001M + 0.510%), 08/25/2045	119,037	0.0
60,845		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.581%, (US0001M + 0.490%), 10/25/2045	61,094	0.0

See Accompanying Notes to Financial Statements
42

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
227,599		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 2.518%, (12MTA + 0.960%), 08/25/2046	$173,504	0.1
33,247		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.521%, (US0001M + 0.430%), 06/25/2037	27,886	0.0
1,595,039		Other Securities	1,470,691	0.4
		Total Collateralized Mortgage Obligations (Cost $13,685,352)	13,666,460	3.5
COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.3%
3,000,000	(6)(7)	BANK 2017-BNK8 XB, 0.223%, 11/15/2050	45,107	0.0
2,180,000	(4)(6)(7)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	87,743	0.0
210,000	(4)(6)	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F, 5.860%, 11/11/2041	214,154	0.0
260,000	(4)(6)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.911%, 04/12/2038	268,123	0.1
32,552 (4)		Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/2018	32,514	0.0
825,463	(6)(7)	CD 2017-CD4 Mortgage Trust XA, 1.478%, 05/10/2050	69,503	0.0
5,450,845	(6)(7)	CFCRE Commercial Mortgage Trust 2016-C7 XA, 0.929%, 12/10/2054	282,903	0.1
100,000 (6)		Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.258%, 11/10/2046	103,972	0.1
70,000		Citigroup Commercial Mortgage Trust 2016-P4 A4, 2.902%, 07/10/2049	66,528	0.0
987,537	(6)(7)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.159%, 07/10/2049	114,207	0.1
1,335,467	(6)(7)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.271%, 10/12/2050	99,073	0.0
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
80,000 (6)		Citigroup Commercial Mortgage Trust 2017-P8 C, 4.414%, 09/15/2050	$78,025	0.0
996,876	(6)(7)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.073%, 09/15/2050	66,859	0.0
1,480,000	(6)(7)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.604%, 06/10/2051	78,772	0.0
864,822	(6)(7)	COMM 2012-CR4 XA, 1.944%, 10/15/2045	53,176	0.0
2,380,000	(4)(6)(7)	COMM 2012-CR4 XB, 0.747%, 10/15/2045	59,173	0.0
4,227,580	(6)(7)	COMM 2013-CCRE13 XA, 1.050%, 11/10/2046	127,303	0.1
1,932,973	(6)(7)	COMM 2014-UBS3 XA, 1.448%, 06/10/2047	93,587	0.0
1,605,486	(6)(7)	COMM 2016-CR28 XA, 0.692%, 02/10/2049	61,778	0.0
757,709	(6)(7)	COMM 2017-COR2 XA, 1.334%, 09/10/2050	64,529	0.0
50,000	(4)(6)	Credit Suisse First Boston Mortgage Securities Corp. 2004-C2 F, 6.493%, 05/15/2036	50,721	0.0
110,000	(4)(6)	DBUBS 2011-LC1A E, 5.884%, 11/10/2046	113,334	0.1
100,000	(4)(6)	DBUBS 2011-LC2A D, 5.719%, 07/10/2044	103,145	0.0
130,000	(4)(6)	DBWF 2015-LCM D Mortgage Trust, 3.535%, 06/10/2034	110,422	0.0
110,000	(4)(6)	DBJPM 16-C3 Mortgage Trust, 3.635%, 09/10/2049	92,558	0.0
915,122	(6)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K014 X1, 1.341%, 04/25/2021	25,235	0.0
682,678	(6)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X1, 1.553%, 05/25/2022	30,705	0.0
712,742	(6)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K706 X1, 1.686%, 10/25/2018	2,356	0.0

See Accompanying Notes to Financial Statements
43

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
618,583	(6)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K707 X1, 1.644%, 12/25/2018	$2,016	0.0
958,860	(6)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K709 X1, 1.631%, 03/25/2019	6,447	0.0
934,326	(6)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X1, 1.800%, 07/25/2019	9,953	0.0
1,115,270	(6)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K712 X1, 1.448%, 11/25/2019	14,070	0.0
110,000	(4)(6)	FREMF Mortgage Trust 2012-K706 B, 4.169%, 11/25/2044	110,059	0.1
20,950,179	(4)(7)	FREMF Mortgage Trust 2012-K709 X2A, 0.200%, 04/25/2045	18,124	0.0
100,000	(4)(6)	GS Mortgage Securities Trust 2010-C2 D, 5.355%, 12/10/2043	101,824	0.1
100,000	(4)(6)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	90,441	0.0
1,406,485	(6)(7)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.405%, 05/10/2045	71,217	0.0
2,386,492	(6)(7)	GS Mortgage Securities Trust 2013-GCJ14 XA, 0.831%, 08/10/2046	66,324	0.0
1,218,385	(6)(7)	GS Mortgage Securities Trust 2014-GC22 XA, 1.160%, 06/10/2047	51,347	0.0
1,934,829	(6)(7)	GS Mortgage Securities Trust 2016-GS4 XA, 0.714%, 11/10/2049	66,093	0.0
6,394	(4)(6)	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 H, 5.955%, 05/15/2041	6,386	0.0
1,050,000	(4)(6)(7)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.413%, 12/15/2047	14,524	0.0
2,295,060	(6)(7)	JPMBB Commercial Mortgage Securities Trust 2013-C12 XA, 0.673%, 07/15/2045	47,413	0.0
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
50,000 (6)		JPMBB Commercial Mortgage Securities Trust 2013-C17 C, 5.044%, 01/15/2047	$51,106	0.1
928,820	(6)(7)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 1.289%, 04/15/2047	20,017	0.0
959,153	(6)(7)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XA, 1.262%, 01/15/2048	41,678	0.0
5,890	(4)(6)	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.854%, 02/15/2040	5,874	0.0
540,360	(4)(6)(7)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.899%, 11/15/2038	1,431	0.0
2,401,657	(6)(7)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.261%, 12/15/2047	102,329	0.0
100,000	(4)(6)	Morgan Stanley Capital I Trust 2011-C1 E, 5.599%, 09/15/2047	103,253	0.1
80,000 (4)		Morgan Stanley Capital I, Inc. 2017-JWDR A, 2.923%, (US0001M + 0.850%), 11/15/2034	79,951	0.0
28,115 (4)		Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/2049	27,736	0.0
100,000 (4)		TPG Real Estate Finance 2018-FL-1 C Issuer Ltd., 3.973%, (US0001M + 1.900%), 02/15/2035	100,001	0.0
969,836	(6)(7)	Wells Fargo Commercial Mortgage Trust 2016-C35 XA, 2.144%, 07/15/2048	113,000	0.1
1,321,162	(6)(7)	Wells Fargo Commercial Mortgage Trust 2016-NXS5 XA, 1.704%, 01/15/2059	101,867	0.0
1,723,766	(4)(6)(7)	WFRBS Commercial Mortgage Trust 2012-C10 XA, 1.721%, 12/15/2045	96,059	0.0
1,720,943	(4)(6)(7)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.007%, 08/15/2045	104,103	0.0
1,819,549	(4)(6)(7)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.416%, 03/15/2048	86,166	0.0

See Accompanying Notes to Financial Statements
44

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,443,362	(6)(7)	WFRBS Commercial Mortgage Trust 2013-C16 XA, 1.006%, 09/15/2046	$42,311	0.0
721,385		Other Securities	703,722	0.2
		Total Commercial Mortgage-Backed Securities (Cost $5,168,267)	5,052,347	1.3
FOREIGN GOVERNMENT BONDS: 0.8%
100,000 (4)		Dominican Republic International Bond, 5.500%, 01/27/2025	99,574	0.0
PEN 250,000 (4)		Peru Government Bond, 6.150%, 08/12/2032	78,280	0.0
200,000 (4)		Saudi Government International Bond, 4.000%, 04/17/2025	199,306	0.1
839,618,539		Other Securities	2,955,534	0.7
		Total Foreign Government Bonds (Cost $3,483,764)	3,332,694	0.8
U.S. GOVERNMENT AGENCY OBLIGATIONS(8): 4.7%
		Federal Home Loan Mortgage Corporation: 2.9%(8)
3,825,000 (9)		3.500%, 07/01/2045	3,803,975	0.9
4,986,000 (9)		4.000%, 07/01/2048	5,083,188	1.3
1,001,000 (9)		4.500%, 07/01/2048	1,041,775	0.3
1,555,490 (9)		2.500%-6.500%, 05/01/2030-09/01/2045	1,601,770	0.4
			11,530,708	2.9
		Federal National Mortgage Association: 1.5%(8)
1,064,700 (9)		3.000%, 07/01/2048	1,031,178	0.3
4,795,300 (9)		2.500%-7.500%, 06/01/2029-08/01/2056	4,924,529	1.2
			5,955,707	1.5
		Government National Mortgage Association: 0.3%
1,231,377 (6)		4.000%-5.310%, 11/20/2040-10/20/2060	1,276,843	0.3
		Total U.S. Government Agency Obligations (Cost $18,867,784)	18,763,258	4.7
U.S. TREASURY OBLIGATIONS: 3.6%
		U.S. Treasury Bonds: 0.6%
2,289,000 (5)		3.000%, 02/15/2048	2,294,812	0.6
		U.S. Treasury Notes: 3.0%
3,629,000		2.500%, 06/30/2020	3,627,086	0.9
2,228,000		2.625%, 06/15/2021	2,228,305	0.6
Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes (continued)
3,327,000		2.625%, 06/30/2023	$3,310,170	0.8
1,902,000		2.875%, 05/15/2028	1,905,232	0.5
821,000		1.250%-2.875%, 03/31/2019-05/31/2025	814,875	0.2
			11,885,668	3.0
		Total U.S. Treasury Obligations (Cost $14,137,376)	14,180,480	3.6
ASSET-BACKED SECURITIES: 2.8%
		Automobile Asset-Backed Securities: 0.1%
85,332 (4)		Oscar US Funding Trust 2014-1 A4, 2.550%, 12/15/2021	85,207	0.0
100,000 (4)		Oscar US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/2021	99,701	0.1
30,000 (4)		SunTrust Auto Receivables Trust 2015-1A B, 2.200%, 02/15/2021	29,693	0.0
			214,601	0.1
		Home Equity Asset-Backed Securities: 0.1%
431,520		Other Securities	400,437	0.1
		Other Asset-Backed Securities: 2.5%
76,571	(4)(10)	AJAX Mortgage Loan Trust 2016-C A, 4.000% (Step Rate @ 7.000% on 11/25/2019), 10/25/2057	76,942	0.0
164,747	(4)(10)	AJAX Mortgage Loan Trust 2017-A A, 3.470% (Step Rate @ 6.470% on 05/25/2020), 04/25/2057	164,004	0.0
120,000 (4)		ALM VII R-2 Ltd. 2013-7R2A A2R, 4.348%, (US0003M + 2.000%), 10/15/2027	120,194	0.0
250,000 (4)		ALM VIII Ltd. 2013-8A A1R, 3.838%, (US0003M + 1.490%), 10/15/2028	250,428	0.1
194,569 (11	(4)(6)(7) )(12)	American Homes 4 Rent 2015-SFR2 XS, 0.000%, 10/17/2045	—	—
100,000 (4)		Apidos CLO XI 2012-11A BR, 4.303%, (US0003M + 1.950%), 01/17/2028	100,119	0.0
100,000 (4)		Apidos CLO XVII 2014-17A A2R, 4.203%, (US0003M + 1.850%), 04/17/2026	100,023	0.0

See Accompanying Notes to Financial Statements
45

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
130,000 (4)	Apidos CLO XVII 2014-17A BR, 4.853%, (US0003M + 2.500%), 04/17/2026	$130,253	0.1
90,000 (4)	Apidos Clo XXV 2016-25A A1, 3.819%, (US0003M + 1.460%), 10/20/2028	90,087	0.0
300,000 (4)	Ares XLVI CLO Ltd. 2017-46A A2, 3.578%, (US0003M + 1.230%), 01/15/2030	300,451	0.1
250,000 (4)	Avery Point IV CLO Ltd. 2014-1A CR, 4.710%, (US0003M + 2.350%), 04/25/2026	250,141	0.1
250,000 (4)	Babson CLO Ltd. 2014-IA BR, 4.559%, (US0003M + 2.200%), 07/20/2025	250,086	0.1
250,000 (4)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 3.559%, (US0003M + 1.200%), 01/20/2031	247,711	0.0
100,000 (4)	BlueMountain CLO 2014-4A CR, 4.869%, (US0003M + 2.550%), 11/30/2026	100,123	0.0
250,000 (4)	BlueMountain CLO 2015-1A BR, 4.842%, (US0003M + 2.500%), 04/13/2027	251,236	0.1
80,000 (4)	Burnham Park Clo Ltd. 2016-1A A, 3.789%, (US0003M + 1.430%), 10/20/2029	80,154	0.0
250,000 (4)	Carlyle Global Market Strategies CLO Ltd. 2017-1A A1A, 3.659%, (US0003M + 1.300%), 04/20/2031	250,300	0.1
500,000 (4)	Cedar Funding IV CLO Ltd. 2014-4A CR, 4.612%, (US0003M + 2.250%), 07/23/2030	500,593	0.1
220,000 (4)	Cedar Funding VI CLO Ltd. 2016-6A A1, 3.829%, (US0003M + 1.470%), 10/20/2028	220,101	0.1
100,000 (4)	Cent CLO 2014-22A A2AR, 4.313%, (US0003M + 1.950%), 11/07/2026	100,089	0.0
16,450	Chase Funding Trust Series 2003-5 2A2, 2.691%, (US0001M + 0.600%), 07/25/2033	16,005	0.0
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
250,000 (4)		CIFC Funding 2014-4A C1R, 5.003%, (US0003M + 2.650%), 10/17/2026	$250,101	0.0
250,000 (4)		CIFC Funding 2016-1A A, 3.842%, (US0003M + 1.480%), 10/21/2028	250,421	0.1
250,000 (4)		Deer Creek Clo Ltd. 2017-1A A, 3.539%, (US0003M + 1.180%), 10/20/2030	250,093	0.1
250,000 (4)		Dryden Senior Loan Fund 2017-47A A2, 3.698%, (US0003M + 1.350%), 04/15/2028	250,195	0.0
250,000 (4)		Dryden Senior Loan Fund 2017-47A C, 4.548%, (US0003M + 2.200%), 04/15/2028	251,317	0.1
250,000 (4)		Eaton Vance Clo 2015-1A A2R Ltd., 3.609%, (US0003M + 1.250%), 01/20/2030	249,341	0.1
99,500 (4)		Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	100,354	0.0
250,000 (4)		Gilbert Park CLO Ltd. 2017-1A A, 3.538%, (US0003M + 1.190%), 10/15/2030	250,316	0.1
52,538 (4)		HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	53,501	0.0
250,000 (4)		LCM XXIII Ltd. 23A A1, 3.759%, (US0003M + 1.400%), 10/20/2029	251,147	0.1
200,000	(4)(6)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	193,389	0.0
95,253 (4)		Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	95,632	0.0
100,000 (4)		Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/20/2044	99,966	0.0
250,000 (4)		Octagon Investment Partners 30 Ltd. 2017-1A A1, 3.679%, (US0003M + 1.320%), 03/17/2030	250,659	0.0

See Accompanying Notes to Financial Statements
46

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
250,000 (4)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 3.723%, (US0003M + 1.375%), 07/15/2029	$251,044	0.1
130,000 (4)	OHA Loan Funding Ltd. 2015-1A AR, 3.753%, (US0003M + 1.410%), 08/15/2029	130,669	0.0
140,000 (4)	OHA Loan Funding Ltd. 2015-1A BR, 4.143%, (US0003M + 1.800%), 08/15/2029	140,130	0.1
250,000 (4)	Palmer Square CLO 2015-1A BR Ltd., 4.881%, (US0003M + 2.550%), 05/21/2029	251,316	0.1
250,000 (4)	Palmer Square CLO 2015-2A A1BR Ltd., 3.709%, (US0003M + 1.350%), 07/20/2030	250,786	0.0
300,000 (4)	Progress Residential 2015-SFR2 E, 4.427%, 06/12/2032	300,506	0.1
200,000 (4)	SoFi Consumer Loan Program 2017-3 B, 3.850%, 05/25/2026	200,034	0.1
100,000 (4)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	99,772	0.0
125,798 (4)	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/2024	125,766	0.0
170,000 (4)	Symphony CLO Ltd. 2012-9A AR, 3.798%, (US0003M + 1.450%), 10/16/2028	170,279	0.1
100,000 (4)	Symphony CLO Ltd. 2016-18A B, 4.162%, (US0003M + 1.800%), 01/23/2028	100,261	0.0
98,500 (4)	Taco Bell Funding 2016-1A A2I, 3.832%, 05/25/2046	98,802	0.0
24,625 (4)	Taco Bell Funding LLC 2016-1A A2II, 4.377%, 05/25/2046	25,012	0.0
250,000 (4)	Thacher Park CLO Ltd. 2014-1A CR, 4.559%, (US0003M + 2.200%), 10/20/2026	250,087	0.1
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
250,000 (4)		THL Credit Wind River 2017-1A C CLO Ltd., 4.655%, (US0003M + 2.300%), 04/18/2029	$250,790	0.1
250,000 (4)		THL Credit Wind River 2017-2A A CLO Ltd., 3.589%, (US0003M + 1.230%), 07/20/2030	250,286	0.1
210,000 (4)		Wind River CLO Ltd. 2016-2A A, 3.858%, (US0003M + 1.500%), 11/01/2028	210,248	0.0
250,000 (4)		Tiaa Clo III Ltd 2017-2A A, 3.498%, (US0003M + 1.150%), 01/16/2031	249,624	0.1
200,000	(4)(6)	Towd Point Mortgage Trust 2017-6 M2, 3.250%, 10/25/2057	185,939	0.0
99,500 (4)		Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	96,890	0.0
			10,033,713	2.5
		Student Loan Asset-Backed Securities: 0.1%
23,123 (4)		DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/2031	23,067	0.0
52,497 (4)		DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/2040	52,451	0.0
54,909 (4)		Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/2039	52,261	0.0
100,000 (4)		SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	93,946	0.0
36,418 (4)		SoFi Professional Loan Program 2015-C A2, 2.510%, 08/25/2033	35,791	0.0
100,000	(4)(6)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	96,874	0.0
100,000	(4)(6)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	95,932	0.0
100,000 (4)		SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	97,374	0.1
			547,696	0.1

See Accompanying Notes to Financial Statements
47

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Total Asset-Backed Securities (Cost $11,180,314)	$11,196,447	2.8
	Total Long-Term Investments (Cost $374,528,533)	383,441,554	96.5
SHORT-TERM INVESTMENTS: 7.9%
	Securities Lending Collateral(13): 1.4%
4,454,112	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $4,454,873, collateralized by various U.S. Government Agency Obligations, 1.691%- 8.500%, Market Value plus accrued interest $4,543,194, due 07/25/18-06/15/53)	4,454,112	1.1
1,186,699	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $1,186,889, collateralized by various U.S. Government Securities, 0.000%- 3.625%, Market Value plus accrued interest $1,210,436, due 01/31/20-09/09/49)	1,186,699	0.3
		5,640,811	1.4
Shares		Value	Percentage of Net Assets
	Mutual Funds: 6.5%
2,445,750 (14)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800%	2,445,750	0.6
23,223,000 (14)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810%	23,223,000	5.9
	Total Mutual Funds (Cost $25,668,750)	25,668,750	6.5
	Total Short-Term Investments (Cost $31,309,561)	31,309,561	7.9

Shares		Value	Percentage of Net Assets
	Total Investments in Securities (Cost $405,838,094)	$414,751,115	104.4
	Liabilities in Excess of Other Assets	(17,476,305)	(4.4)
	Net Assets	$397,274,810	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
The grouping contains securities on loan.

(3)
The grouping contains non-income producing securities.

(4)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(5)
Security, or a portion of the security, is on loan.

(6)
Variable rate security. Rate shown is the rate in effect as of June 30, 2018.

(7)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(8)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(9)
Settlement is on a when-issued or delayed-delivery basis.

(10)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2018.

(11)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(12)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2018.

(13)
Represents securities purchased with cash collateral received for securities on loan.

(14)
Rate shown is the 7-day yield as of June 30, 2018.

Reference Rate Abbreviations:
12MTA
12-month Treasury Average

US0001M
1-month LIBOR

US0003M
3-month LIBOR

See Accompanying Notes to Financial Statements
48

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$12,485,904	$4,573,566	$—	$17,059,470
Consumer Staples	8,199,659	4,593,669	—	12,793,328
Energy	8,819,235	1,381,383	—	10,200,618
Financials	17,978,443	8,878,215	—	26,856,658
Health Care	17,637,192	4,784,648	—	22,421,840
Industrials	13,860,947	7,305,682	—	21,166,629
Information Technology	36,084,542	2,980,501	—	39,065,043
Materials	4,078,361	3,428,253	—	7,506,614
Real Estate	5,165,540	1,516,045	—	6,681,585
Telecommunication Services	755,690	1,724,636	—	2,480,326
Utilities	4,510,245	1,591,065	—	6,101,310
Total Common Stock	129,575,758	42,757,663	—	172,333,421
Exchange-Traded Funds	78,826,545	—	—	78,826,545
Mutual Funds	35,114,195	—	—	35,114,195
Preferred Stock	45,829	261,050	—	306,879
Rights	20,048	—	—	20,048
Corporate Bonds/Notes	—	30,648,780	—	30,648,780
Collateralized Mortgage Obligations	—	13,666,460	—	13,666,460
Commercial Mortgage-Backed Securities	—	5,052,347	—	5,052,347
U.S. Treasury Obligations	—	14,180,480	—	14,180,480
Foreign Government Bonds	—	3,332,694	—	3,332,694
U.S. Government Agency Obligations	—	18,763,258	—	18,763,258
Asset-Backed Securities	—	11,196,447	—	11,196,447
Short-Term Investments	25,668,750	5,640,811	—	31,309,561
Total Investments, at fair value	$269,251,125	$145,499,990	$—	$414,751,115
Other Financial Instruments+
Centrally Cleared Swaps	—	225,227	—	225,227
Forward Foreign Currency Contracts	—	132,988	—	132,988
Forward Premium Swaptions	—	14,806	—	14,806
Futures	200,179	—	—	200,179
Total Assets	$269,451,304	$145,873,011	$—	$415,324,315
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(169,246)	$—	$(169,246)
Forward Foreign Currency Contracts	—	(28,183)	—	(28,183)
Futures	(470,598)	—	—	(470,598)
Total Liabilities	$(470,598)	$(197,429)	$—	$(668,027)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements
49

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Local Currency Debt Fund - Class P	$—	$1,519,947	$—	$(172,571)	$1,347,376	$19,947	$—	$—
Voya Floating Rate Fund - Class P	12,915,812	421,899	(1,353,563)	(43,281)	11,940,867	304,418	7,839
Voya High Yield Bond Fund - Class P	17,250,287	741,349	(1,505,320)	(497,833)	15,988,483	518,153	(37,257)	—
	$30,166,099	$2,683,195	$(2,858,883)	$(713,685)	$29,276,726	$842,518	$(29,418)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2018, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 129,000	MYR 503,680	Barclays Bank PLC	07/13/18	$4,316
USD 120,583	IDR 1,682,971,172	Barclays Bank PLC	07/13/18	3,205
USD 120,000	THB 3,724,404	Barclays Bank PLC	07/13/18	7,554
IDR 509,724,000	USD 36,000	Barclays Bank PLC	07/13/18	(450)
USD 103,203	BRL 382,726	Barclays Bank PLC	08/10/18	4,895
MXN 165,216	USD 8,060	Barclays Bank PLC	08/10/18	208
USD 198,093	CLP 125,686,374	Barclays Bank PLC	08/10/18	5,718
USD 103,191	BRL 382,726	Barclays Bank PLC	08/10/18	4,883
USD 133,271	ZAR 1,630,684	Barclays Bank PLC	08/10/18	14,991
HUF 29,250,472	USD 108,000	Barclays Bank PLC	08/10/18	(4,023)
USD 137,000	BRL 505,349	BNP Paribas	08/10/18	7,195
USD 175,000	IDR 2,427,337,500	Citibank N.A.	07/13/18	5,708
ZAR 118,775	USD 9,000	Citibank N.A.	08/10/18	(385)
USD 36,000	HUF 9,761,591	Citibank N.A.	08/10/18	1,300
HUF 29,125,375	USD 108,000	Citibank N.A.	08/10/18	(4,467)
USD 9,000	CZK 194,381	Citibank N.A.	08/10/18	241
USD 50,000	CZK 1,039,440	Citibank N.A.	08/10/18	3,160
USD 99,859	COP 289,035,514	Citibank N.A.	08/10/18	1,418
USD 64,000	CZK 1,379,263	Citibank N.A.	08/10/18	1,846
CZK 2,114,702	USD 100,000	Citibank N.A.	08/10/18	(4,705)
USD 50,000	CZK 1,038,607	Citibank N.A.	08/10/18	3,197
USD 45,000	PHP 2,401,830	Goldman Sachs International	07/13/18	29
IDR 968,034,044	USD 68,104	Goldman Sachs International	07/13/18	(590)
COP 15,039	USD 5	Goldman Sachs International	08/10/18	—
USD 90,000	PLN 332,952	Goldman Sachs International	08/10/18	1,061
CLP 11,244,672	USD 18,000	Goldman Sachs International	08/10/18	(789)
BRL 332,375	USD 85,000	Goldman Sachs International	08/10/18	375
USD 90,000	PLN 329,470	Goldman Sachs International	08/10/18	1,991
USD 18,000	RUB 1,124,898	Goldman Sachs International	08/10/18	163
CZK 1,926,571	USD 91,000	Goldman Sachs International	08/10/18	(4,182)
USD 139,120	RUB 8,728,920	Goldman Sachs International	08/10/18	713
BRL 326,468	USD 85,000	Goldman Sachs International	08/10/18	(1,142)
USD 36,000	BRL 133,502	Goldman Sachs International	08/10/18	1,708
USD 64,644	HUF 16,205,271	Goldman Sachs International	08/10/18	7,039
USD 139,146	RUB 8,728,920	Goldman Sachs International	08/10/18	738
See Accompanying Notes to Financial Statements
50

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 139,125	RUB 8,728,920	Goldman Sachs International	08/10/18	718
USD 139,118	RUB 8,728,920	Goldman Sachs International	08/10/18	711
USD 369,679	MXN 7,441,867	HSBC Bank USA N.A.	08/10/18	(2,729)
USD 220,691	PLN 746,259	HSBC Bank USA N.A.	08/10/18	21,349
USD 18,110	CZK 369,770	HSBC Bank USA N.A.	08/10/18	1,446
USD 103,378	BRL 382,726	HSBC Bank USA N.A.	08/10/18	5,070
USD 90,072	TRY 382,027	HSBC Bank USA N.A.	08/10/18	8,285
USD 267,368	PEN 876,680	HSBC Bank USA N.A.	08/10/18	824
USD 37,241	RON 139,835	HSBC Bank USA N.A.	08/10/18	2,288
CZK 2,114,347	USD 100,000	JPMorgan Chase Bank N.A.	08/10/18	(4,721)
USD 181,000	HUF 48,486,199	JPMorgan Chase Bank N.A.	08/10/18	8,645
				$104,805

At June 30, 2018, the following futures contracts were outstanding for Voya Balanced Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Russell 2000® Mini Index	191	09/21/18	$15,733,625	$(284,341)
S&P 500 E-Mini	49	09/21/18	6,667,920	(135,938)
U.S. Treasury 10-Year Note	25	09/19/18	3,004,688	14,905
U.S. Treasury 2-Year Note	64	09/28/18	13,557,000	(635)
U.S. Treasury 5-Year Note	8	09/28/18	908,938	1,187
U.S. Treasury Long Bond	4	09/19/18	580,000	(1,664)
U.S. Treasury Ultra Long Bond	22	09/19/18	3,510,375	(9,641)
			$43,962,546	$(416,127)
Short Contracts:
Euro-Bobl 5-Year	(31)	09/06/18	(4,784,798)	(38,379)
Mini MSCI Emerging Markets Index	(151)	09/21/18	(8,027,915)	148,758
U.S. Treasury Ultra 10-Year Note	(54)	09/19/18	(6,924,656)	35,329
			$(19,737,369)	$145,708

At June 30, 2018, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Portfolio:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	1.785%	Semi-Annual	10/13/22	USD1,701,000	$(76,206)	$(76,206)
Pay	3-month USD-LIBOR	Quarterly	2.099	Semi-Annual	10/13/25	USD58,000	(3,159)	(3,159)
Pay	3-month USD-LIBOR	Quarterly	2.372	Semi-Annual	10/13/30	USD612,000	(39,536)	(39,536)
Pay	3-month USD-LIBOR	Quarterly	2.510	Semi-Annual	10/13/35	USD729,000	(50,345)	(50,345)
Receive	3-month USD-LIBOR	Quarterly	1.036	Semi-Annual	10/13/18	USD3,984,000	16,078	16,078
Receive	3-month USD-LIBOR	Quarterly	1.668	Semi-Annual	10/30/19	USD7,138,000	95,544	95,544
Receive	3-month USD-LIBOR	Quarterly	1.453	Semi-Annual	10/13/20	USD715,000	21,681	21,681
Receive	3-month USD-LIBOR	Quarterly	2.593	Semi-Annual	10/13/40	USD221,000	15,227	15,227
Receive	3-month USD-LIBOR	Quarterly	2.619	Semi-Annual	10/13/45	USD1,071,000	76,697	76,697
							$55,981	$55,981

See Accompanying Notes to Financial Statements
51

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

At June 30, 2018, the following over-the-counter forward premium swaptions were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/ (payable) at expiration	Unrealized Appreciation/ (Depreciation)
Call on 5-year Interest Rate Swap (Purchased)	Bank of America N.A.	0.000%	Receive	3-month USD-LIBOR	02/20/19	USD 2,150,000	$(115,025)	$2,315
Call on 5-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	3-month USD-LIBOR	04/25/19	USD 3,055,000	(161,533)	5,057
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	02/13/19	USD 2,150,000	(116,531)	782
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	03/06/19	USD 2,150,000	(115,186)	2,116
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	04/25/19	USD 3,395,000	(180,614)	4,536
							$(688,889)	$14,806

Currency Abbreviations
BRL – Brazilian Real
CLP – Chilean Peso
COP – Colombian Peso
CZK – Czech Koruna
HUF – Hungarian Forint
IDR – Indonesian Rupiah
MXN – Mexican Peso
MYR – Malaysian Ringgit
PEN – Peruvian Nuevo Sol
PHP – Philippine Peso
PLN – Polish Zloty
RON – Romanian New Leu
RUB – Russian Ruble
THB – Thai Baht
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$132,988
Equity contracts	Net Assets — Unrealized appreciation*	148,758
Interest rate contracts	Net Assets — Unrealized appreciation*	51,421
Interest rate contracts	Net Assets — Unrealized appreciation**	225,227
Interest rate contracts	Net Assets — Unrealized appreciation***	14,806
Total Asset Derivatives		$573,200
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$28,183
Equity contracts	Net Assets — Unrealized depreciation*	420,279
Interest rate contracts	Net Assets — Unrealized depreciation*	50,319
Interest rate contracts	Net Assets — Unrealized depreciation**	169,246
Total Liability Derivatives		$668,027

See Accompanying Notes to Financial Statements
52

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

**
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

***
Includes cumulative appreciation/depreciation of forward premium swaptions as reported in the following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts**	Futures	Swaps	Total
Credit contracts	$—	$—	$72,467	$72,467
Equity contracts	—	1,165,432	—	1,165,432
Foreign exchange contracts	114,821		—	114,821
Interest rate contracts	—	(287,642)	22,884	(264,758)
Total	$114,821	$877,790	$95,351	$1,087,962

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts**	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$(3,536)	$(3,536)
Equity contracts	—	—	(545,989)	—	(545,989)
Foreign exchange contracts	—	113,902	—	—	113,902
Interest rate contracts	14,806	—	25,271	28,769	68,846
Total	$14,806	$113,902	$(520,718)	$25,233	$(366,777)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2018:
	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$—	$45,770	$7,195	$16,870	$—	$15,246	$39,262	$8,645	$—	$—	$132,988
Forward premium swaptions	2,315	5,057	—	—	—	—	—	—	7,434	—	14,806
Total Assets	$2,315	$50,827	$7,195	$16,870	$—	$15,246	$39,262	$8,645	$7,434	$—	$147,794
Liabilities:
Forward foreign currency contracts	$—	$4,473	$—	$9,557		$6,703	$2,729	$4,721	$—		$28,183
Total Liabilities	$—	$4,473	$—	$9,557	$—	$6,703	$2,729	$4,721	$—	$—	$28,183
Net OTC derivative instruments by counterparty, at fair value	$2,315	$46,354	$7,195	$7,313	$—	$8,543	$36,533	$3,924	$7,434	$—	119,611
Total collateral pledged by the Portfolio/ (Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$2,315	$46,354	$7,195	$7,313	$—	$8,543	$36,533	$3,924	$7,434	$—	$119,611

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements
53

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2018 (Unaudited) (continued)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $408,302,643.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$18,578,825
Gross Unrealized Depreciation	(12,108,199)
Net Unrealized Appreciation	$6,470,626

See Accompanying Notes to Financial Statements
54

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2018 (Unaudited)

Geographic Diversification as of June 30, 2018 (as a percentage of net assets)

United States	58.3%
Japan	8.5%
United Kingdom	4.9%
Germany	4.5%
Canada	4.2%
Netherlands	3.9%
Switzerland	2.5%
Australia	2.0%
France	1.9%
Israel	1.3%
Countries between 0.3% – 1.2%^	7.1%
Assets in Excess of Other Liabilities*	0.9%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 11 countries, which each represents 0.3% – 1.2% of net assets.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.1%
	Australia: 2.0%
201,353	National Australia Bank Ltd.	$4,088,395	0.6
2,639,870	Other Securities	9,038,720	1.4
		13,127,115	2.0
	Belgium: 0.8%
62,494	Other Securities	5,310,088	0.8
	Canada: 4.2%
48,700 (1)	Canadian Imperial Bank of Commerce - XTSE	4,236,361	0.6
695,700 (2)	Other Securities	22,945,010	3.6
		27,181,371	4.2
	China: 0.6%
752,500	Other Securities	3,536,703	0.6
	Denmark: 0.7%
92,088	Novo Nordisk A/S	4,253,597	0.7
	Finland: 0.5%
99,335	Other Securities	3,117,436	0.5
	France: 1.9%
328,531	Other Securities	12,358,949	1.9
	Germany: 4.5%
44,818	Bayer AG	4,922,133	0.8
42,994 (3)	Covestro AG	3,821,466	0.6
46,627	Hugo Boss AG	4,228,562	0.6
496,153	Other Securities	15,943,437	2.5
		28,915,598	4.5
	Hong Kong: 1.2%
3,341,800	Other Securities	7,666,718	1.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Israel: 1.3%
2,778,587	Other Securities	$8,645,516	1.3
	Japan: 8.5%
268,300	Astellas Pharma, Inc.	4,083,146	0.6
33,800	Oracle Corp. Japan	2,754,871	0.4
100,100	Seven & I Holdings Co., Ltd.	4,365,930	0.7
1,370,636	Other Securities	43,609,458	6.8
		54,813,405	8.5
	Luxembourg: 0.3%
26,136	Other Securities	1,771,161	0.3
	Netherlands: 3.9%
183,829	Koninklijke Ahold Delhaize NV	4,389,400	0.7
40,000	LyondellBasell Industries NV - Class A	4,394,000	0.7
244,435	Royal Dutch Shell PLC - Class A	8,459,625	1.3
356,726	Other Securities	7,703,676	1.2
		24,946,701	3.9
	New Zealand: 0.3%
692,712	Other Securities	1,748,238	0.3
	Panama: 0.4%
27,900	Other Securities	2,639,898	0.4
	Portugal: 0.4%
167,284	Other Securities	2,409,643	0.4
	Singapore: 1.2%
3,207,300	Other Securities	7,818,494	1.2
	Spain: 0.7%
218,068 (2)	Other Securities	4,668,841	0.7
	Switzerland: 2.5%
25,581	Roche Holding AG	5,675,354	0.9
14,080	Zurich Insurance Group AG	4,163,879	0.7
62,534	Other Securities	6,065,521	0.9
		15,904,754	2.5
	United Kingdom: 4.9%
225,382	GlaxoSmithKline PLC	4,543,909	0.7
4,832,170	Other Securities	27,002,722	4.2
		31,546,631	4.9
	United States: 58.3%
99,400	Aflac, Inc.	4,276,188	0.7
46,400	Amphenol Corp.	4,043,760	0.6
62,800	Apple, Inc.	11,624,908	1.8
198,215	AT&T, Inc.	6,364,684	1.0
13,500	Boeing Co.	4,529,385	0.7
86,900	Bristol-Myers Squibb Co.	4,809,046	0.8
53,000	Chevron Corp.	6,700,790	1.0
160,128	Cisco Systems, Inc.	6,890,308	1.1
39,400	Darden Restaurants, Inc.	4,218,164	0.7

See Accompanying Notes to Financial Statements
55

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
58,500	Eli Lilly & Co.	$4,991,805	0.8
67,430	Exxon Mobil Corp.	5,578,484	0.9
43,400	Fidelity National Information Services, Inc.	4,601,702	0.7
36,569	Home Depot, Inc.	7,134,612	1.1
34,900	Honeywell International, Inc.	5,027,345	0.8
205,300	HP, Inc.	4,658,257	0.7
15,500	Humana, Inc.	4,613,265	0.7
145,500	Intel Corp.	7,232,805	1.1
38,400	International Business Machines Corp.	5,364,480	0.8
70,300	Johnson & Johnson	8,530,202	1.3
14,600	Lockheed Martin Corp.	4,313,278	0.7
35,700	McDonald’s Corp.	5,593,833	0.9
35,400	Motorola Solutions, Inc.	4,119,498	0.6
123,700	Oracle Corp.	5,450,222	0.9
48,500	PepsiCo, Inc.	5,280,195	0.8
197,100	Pfizer, Inc.	7,150,788	1.1
68,745	Philip Morris International, Inc.	5,550,471	0.9
38,800	Phillips 66	4,357,628	0.7
20,900	Raytheon Co.	4,037,462	0.6
35,700	T. Rowe Price Group, Inc.	4,144,413	0.7
53,954	Target Corp.	4,106,978	0.6
51,200	Texas Instruments, Inc.	5,644,800	0.9
32,000	UnitedHealth Group, Inc.	7,850,880	1.2
94,800	US Bancorp	4,741,896	0.7
44,200	Valero Energy Corp.	4,898,686	0.8
65,100	Walmart, Inc.	5,575,815	0.9
109,700	Wells Fargo & Co.	6,081,768	1.0
200,300	Western Union Co.	4,072,099	0.6
4,085,830	Other Securities	169,475,480	26.4
		373,636,380	58.3
	Total Common Stock (Cost $642,180,192)	636,017,237	99.1
EXCHANGE-TRADED FUNDS: 0.2%
9,363	Other Securities	1,287,166	0.2
	Total Exchange-Traded Funds (Cost $1,324,801)	1,287,166	0.2
	Total Long-Term Investments (Cost $643,504,993)	$637,304,403	99.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Securities Lending Collateral(4): 2.4%
3,609,755	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $3,610,372, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $3,681,950, due 07/25/18-06/15/53)	$3,609,755	0.6
3,609,755	Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.00%, due 07/02/18 (Repurchase Amount $3,610,348, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $3,681,950, due 07/05/18-09/09/49)	3,609,755	0.6
3,609,755	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $3,610,431, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $3,681,951, due 11/15/42-08/15/44)	3,609,755	0.6
759,285	Nomura Securities, Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $759,417, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $774,471, due 07/15/18-05/20/68)	759,285	0.1

See Accompanying Notes to Financial Statements
56

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4) (continued)
3,609,755	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $3,610,437, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,681,977, due 07/15/19-02/15/48)	$3,609,755	0.5
		15,198,305	2.4
	Total Short-Term Investments (Cost $15,198,305)	15,198,305	2.4
	Total Investments in Securities (Cost $658,703,298)	$652,502,708	101.7
	Liabilities in Excess of Other Assets	(11,063,104)	(1.7)
	Net Assets	$641,439,604	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Security, or a portion of the security, is on loan.

(2)
The grouping contains securities on loan.

(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)
Represents securities purchased with cash collateral received for securities on loan.

Sector Diversification	Percentage of Net Assets
Information Technology	17.3%
Financials	16.9
Consumer Discretionary	12.1
Health Care	12.0
Industrials	10.1
Consumer Staples	9.4
Energy	5.7
Materials	4.1
Utilities	4.1
Real Estate	3.8
Telecommunication Services	3.6
Exchange-Traded Funds	0.2
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(1.7)
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$13,127,115	$—	$13,127,115
Belgium	—	5,310,088	—	5,310,088
Canada	27,181,371	—	—	27,181,371
China	—	3,536,703	—	3,536,703
Denmark	—	4,253,597	—	4,253,597
Finland	—	3,117,436	—	3,117,436
France	—	12,358,949	—	12,358,949
Germany	—	28,915,598	—	28,915,598
Hong Kong	—	7,666,718	—	7,666,718
Israel	—	8,645,516	—	8,645,516
Japan	—	54,813,405	—	54,813,405
Luxembourg	—	1,771,161	—	1,771,161
See Accompanying Notes to Financial Statements
57

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2018 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Netherlands	4,394,000	20,552,701	—	24,946,701
New Zealand	—	1,748,238	—	1,748,238
Panama	2,639,898	—	—	2,639,898
Portugal	—	2,409,643	—	2,409,643
Singapore	—	7,818,494	—	7,818,494
Spain	—	4,668,841	—	4,668,841
Switzerland	—	15,904,754	—	15,904,754
United Kingdom	—	31,546,631	—	31,546,631
United States	373,636,380	—	—	373,636,380
Total Common Stock	407,851,649	228,165,588	—	636,017,237
Exchange-Traded Funds	1,287,166	—	—	1,287,166
Short-Term Investments	—	15,198,305	—	15,198,305
Total Investments, at fair value	$409,138,815	$243,363,893	$—	$652,502,708

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,119,873
Total	$1,119,873

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,063,402)
Total	$(1,063,402)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $657,939,363.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$23,951,890
Gross Unrealized Depreciation	(30,256,414)
Net Unrealized Depreciation	$(6,304,524)

See Accompanying Notes to Financial Statements
58

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Portfolio	as of June 30, 2018 (Unaudited)

Investment Type Allocation as of June 30, 2018 (as a percentage of net assets)

U.S. Government Agency Debt	46.7%
U.S. Treasury Repurchase Agreement	13.9%
Investment Companies	5.9%
U.S. Treasury Debt	3.4%
Assets in Excess of Other Liabilities	30.1%
Net Assets	100.0%
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: 46.7%
350,000	Federal Farm Credit Banks, 1.750%, 09/28/2018	$349,266	0.1
1,000,000	Federal Farm Credit Banks, 1.910%, 01/25/2019	996,158	0.2
4,250,000	Federal Farm Credit Banks, 1.920%, (PRIME + (3.080)%), 03/12/2019	4,250,585	1.0
3,250,000	Federal Farm Credit Banks, 1.940%, (US0001M + (0.060)%), 04/03/2019	3,250,900	0.8
1,200,000	Federal Farm Credit Banks, 2.010%, (US0001M + (0.085)%), 05/24/2019	1,200,214	0.3
3,000,000	Federal Farm Credit Banks, 2.110%, (USBMMY3M + 0.200%), 11/14/2018	3,002,456	0.7
875,000	Federal Farm Credit Banks, 2.110%, 01/07/2019	870,006	0.2
1,500,000	Federal Farm Credit Banks, 2.120%, (US0001M + 0.140%), 08/01/2018	1,500,371	0.4
600,000	Federal Farm Credit Banks, 2.150%, (US0001M + 0.065%), 10/22/2018	600,349	0.1
10,500,000	Federal Farm Credit Banks, 2.000%, (USBMMY3M + 0.100%), 01/25/2019	10,508,931	2.5
2,000,000	Federal Farm Credit Banks, 2.250%, (US0001M + 0.170%), 01/22/2019	2,003,409	0.5
250,000 (1)	Federal Farm Credit Discount Notes, 0.000%, 10/31/2018	248,475	0.1
9,250,000 (1)	Federal Home Loan Bank Discount Notes, 0.000%, 07/02/2018	9,249,522	2.2
54,650,000 (1)	Federal Home Loan Bank Discount Notes, 0.000%, 07/05/2018	54,638,801	13.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
15,500,000 (1)	Federal Home Loan Bank Discount Notes, 0.000%, 07/10/2018	$15,492,812	3.7
950,000 (1)	Federal Home Loan Bank Discount Notes, 0.000%, 07/18/2018	949,161	0.2
9,600,000 (1)	Federal Home Loan Bank Discount Notes, 0.000%, 07/20/2018	9,590,525	2.3
3,900,000 (1)	Federal Home Loan Bank Discount Notes, 0.000%, 07/25/2018	3,895,138	0.9
500,000 (1)	Federal Home Loan Bank Discount Notes, 0.000%, 07/27/2018	499,317	0.1
8,750,000 (1)	Federal Home Loan Bank Discount Notes, 0.000%, 08/27/2018	8,723,677	2.1
6,000,000	Federal Home Loan Banks, 1.860%, (US0001M + (0.140)%), 01/02/2019	5,999,242	1.4
1,500,000	Federal Home Loan Banks, 1.940%, (US0001M + (0.090)%), 11/08/2018	1,500,183	0.4
6,000,000	Federal Home Loan Banks, 1.950%, (US0001M + (0.130)%), 08/20/2018	6,000,000	1.4
7,600,000	Federal Home Loan Banks, 1.960%, (US0001M + (0.125)%), 11/16/2018	7,600,000	1.8
1,000,000	Federal Home Loan Banks, 1.990%, (US0001M + (0.090)%), 01/22/2019	1,000,083	0.2
5,000,000	Federal Home Loan Banks, 2.110%, (US0003M + (0.220)%), 07/09/2018	4,999,978	1.2
400,000	Federal Home Loan Banks, 2.150%, (US0003M + (0.200)%), 01/18/2019	400,340	0.1
1,000,000	Federal Home Loan Banks, 2.170%, (US0003M + (0.160)%), 06/27/2019	1,001,208	0.2
500,000	Federal Home Loan Mortgage Corp., 1.820%, 11/19/2018	498,782	0.1
7,500,000	Federal Home Loan Mortgage Corp., 1.960%, (US0001M + (0.130)%), 11/21/2018	7,500,000	1.8
22,750,000	Federal Home Loan Mortgage Corp., 1.980%, (US0001M + (0.125)%), 11/27/2018	22,750,000	5.4

See Accompanying Notes to Financial Statements
59

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
4,000,000	Federal Home Loan Mortgage Corp., 2.110%, (US0003M + (0.250)%), 07/24/2018	$3,999,998	0.9
223,000	Federal National Mortgage Association, 1.800%, 10/29/2018	222,510	0.1
1,300,000	Federal National Mortgage Association, 1.920%, 07/20/2018	1,299,340	0.3
	Total U.S. Government Agency Debt (Cost $196,591,737)	196,591,737	46.7
U.S. TREASURY DEBT: 3.4%
14,250,000	United States Treasury Bill, 1.930%, 09/27/2018	14,177,282	3.4
	Total U.S. Treasury Debt (Cost $14,177,282)	14,177,282	3.4
U.S. TREASURY REPURCHASE AGREEMENT: 13.9%
	Repurchase Agreement: 13.9%
58,417,000	Deutsche Bank Repurchase Agreement dated 6/29/2018, 2.0800%, due 7/2/2018, $58,427,126 to be received upon repurchase (Collateralized by $113,791,680, U.S. Treasury STRIP Coupon, 0.00%, Market Value plus accrued interest $60,169,510 due 8/15/27-2/15/46), 0.000%	58,417,000	13.9
	Total U.S. Treasury Repurchase Agreement (Cost $58,417,000)	58,417,000	13.9

Shares		Value	Percentage of Net Assets
INVESTMENT COMPANIES: 5.9%
10,000,000 (2)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.810%, 07/02/18	$10,000,000	2.4
15,000,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.800%, 07/02/18	15,000,000	3.5
	Total Investment Companies (Cost $25,000,000)	25,000,000	5.9
	Total Investments in Securities (Cost $294,186,019)	$294,186,019	69.9
	Assets in Excess of Other Liabilities	126,727,847	30.1
	Net Assets	$420,913,866	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2018.

(2)
Rate shown is the 7-day yield as of June 30, 2018.

Reference Rate Abbreviations:
PRIME
Federal Reserve Bank Prime Loan Rate

US0001M
1-month LIBOR

US0003M
3-month LIBOR

USBMMY3M
U.S. Treasury 3-month Bill Money Market Yield

At June 30, 2018, the aggregate cost of securities for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
U.S. Treasury Debt	$—	$14,177,282	$—	$14,177,282
U.S. Treasury Repurchase Agreement	—	58,417,000	—	58,417,000
U.S. Government Agency Debt	—	196,591,737	—	196,591,737
Investment Companies	25,000,000	—	—	25,000,000
Total Investments, at fair value	$25,000,000	$269,186,019	$—	$294,186,019

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
60

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Portfolio	as of June 30, 2018 (Unaudited) (continued)

The following table is a summary of the Portfolio’s repurchase agreements by counterparty which are subject to offset under a MRA as of June 30, 2018:
Counterparty	Government Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$58,417,000	$(58,417,000)	$—
Totals	$58,417,000	$(58,417,000)	$—

(1)
Collateral with a fair value of  $60,169,510 has been pledged in connection with the above government repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements
61

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2018 (Unaudited)

Sector Diversification as of June 30, 2018 (as a percentage of net assets)

Information Technology	26.8%
Health Care	13.7%
Consumer Discretionary	13.1%
Financials	12.6%
Energy	7.7%
Industrials	7.1%
Consumer Staples	5.7%
Utilities	4.2%
Materials	3.9%
Real Estate	2.2%
Telecommunication Services	1.9%
Assets in Excess of Other Liabilities*	1.1%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.9%
	Consumer Discretionary: 13.1%
35,121 (1)	Amazon.com, Inc.	$59,698,676	1.8
1,158,926	CBS Corp. - Class B	65,154,820	2.0
434,912	Delphi Technologies PLC	39,850,986	1.2
1,114,309	Gap, Inc.	36,092,468	1.1
691,728	Lowe’s Cos, Inc.	66,108,445	2.0
291,887	McDonald’s Corp.	45,735,774	1.4
532,305	Ralph Lauren Corp.	66,921,385	2.1
1,060,427	Tapestry, Inc.	49,532,545	1.5
		429,095,099	13.1
	Consumer Staples: 5.7%
1,196,212	Mondelez International, Inc.	49,044,692	1.5
830,064	Procter & Gamble Co.	64,794,796	2.0
844,860	Walmart, Inc.	72,362,259	2.2
		186,201,747	5.7
	Energy: 7.7%
1,570,574	Canadian Natural Resources Ltd.	56,650,604	1.7
1,006,298	Halliburton Co.	45,343,788	1.4
829,637	Occidental Petroleum Corp.	69,424,024	2.1
1,155,520	Royal Dutch Shell PLC - Class A ADR	79,996,650	2.5
		251,415,066	7.7
	Financials: 12.6%
662,104	Discover Financial Services	46,618,743	1.4
932,850	Hartford Financial Services Group, Inc.	47,696,621	1.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
678,011	Intercontinental Exchange, Inc.	$49,867,709	1.5
850,431	JPMorgan Chase & Co.	88,614,910	2.7
2,507,289	Keycorp	48,992,427	1.5
933,332	Lazard Ltd.	45,649,268	1.4
281,682	PNC Financial Services Group, Inc.	38,055,238	1.2
334,294	Reinsurance Group of America, Inc.	44,621,563	1.4
		410,116,479	12.6
	Health Care: 13.7%
1,523,628 (1)	Boston Scientific Corp.	49,822,636	1.5
668,837	Gilead Sciences, Inc.	47,380,413	1.5
605,673	Johnson & Johnson	73,492,362	2.3
1,421,543	Merck & Co., Inc.	86,287,660	2.6
2,670,256	Pfizer, Inc.	96,876,888	3.0
374,904	UnitedHealth Group, Inc.	91,978,947	2.8
		445,838,906	13.7
	Industrials: 7.1%
264,486	Deere & Co.	36,975,143	1.1
289,046	General Dynamics Corp.	53,881,065	1.7
393,564	Hubbell, Inc.	41,615,457	1.3
261,936	Roper Technologies, Inc.	72,270,762	2.2
235,398 (2)	Other Securities	27,546,274	0.8
		232,288,701	7.1
	Information Technology: 26.8%
737,892	Activision Blizzard, Inc.	56,315,917	1.7
257,248 (1)	Adobe Systems, Inc.	62,719,635	1.9
866,342	Apple, Inc.	160,368,568	4.9
2,283,506	Cisco Systems, Inc.	98,259,263	3.0
421,650	Fidelity National Information Services, Inc.	44,707,550	1.4
660,514	Intel Corp.	32,834,151	1.0
226,864	Lam Research Corp.	39,213,442	1.2
1,634,942	Microsoft Corp.	161,221,631	4.9
384,111	Motorola Solutions, Inc.	44,698,997	1.4
939,855	NetApp, Inc.	73,806,813	2.3
539,949	Texas Instruments, Inc.	59,529,377	1.8
503,895 (1)	Worldpay, Inc.	41,208,533	1.3
		874,883,877	26.8
	Materials: 3.9%
1,031,068 (3)	BHP Billiton Ltd. ADR	51,563,711	1.6
734,288	DowDuPont, Inc.	48,404,265	1.5
422,681	Other Securities	26,417,562	0.8
		126,385,538	3.9

See Accompanying Notes to Financial Statements
62

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 2.2%
335,497	Crown Castle International Corp.	$36,173,286	1.1
358,267	Mid-America Apartment Communities, Inc.	36,066,739	1.1
		72,240,025	2.2
	Telecommunication Services: 1.9%
1,252,829	Verizon Communications, Inc.	63,029,827	1.9
	Utilities: 4.2%
708,314	Ameren Corp.	43,100,907	1.3
1,084,215	Exelon Corp.	46,187,559	1.4
292,187	NextEra Energy, Inc.	48,803,995	1.5
		138,092,461	4.2
	Total Common Stock (Cost $2,567,324,240)	3,229,587,726	98.9

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: —%
	Utilities: —%
30,000,000 (4)	Other Securities	—	—
	Total Corporate Bonds/Notes (Cost $—)	—	—
	Total Long-Term Investments (Cost $2,567,324,240)	3,229,587,726	98.9
SHORT-TERM INVESTMENTS: 1.7%
	Securities Lending Collateral(5): 1.6%
24,895,901	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $24,900,157, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $25,393,819, due 07/25/18-06/15/53)	24,895,901	0.7
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
2,659,527	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $2,660,025, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $2,712,718, due 11/15/42-08/ 15/44)	$2,659,527	0.1
12,466,809	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $12,468,807, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $12,716,181, due 01/31/20-09/09/49)	12,466,809	0.4
12,466,809	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $12,469,166, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $12,716,238, due 07/15/19-02/15/48)	12,466,809	0.4
		52,489,046	1.6
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
3,927,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810% (Cost $3,927,000)	3,927,000	0.1
	Total Short-Term Investments (Cost $56,416,046)	56,416,046	1.7

See Accompanying Notes to Financial Statements
63

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $2,623,740,286)	$3,286,003,772	100.6
Liabilities in Excess of Other Assets	(19,105,727)	(0.6)
Net Assets	$3,266,898,045	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
The grouping contains non-income producing securities.

(3)
Security, or a portion of the security, is on loan.

(4)
The grouping contains Level 3 securities.

(5)
Represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of June 30, 2018.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$3,229,587,726	$—	$—	$3,229,587,726
Corporate Bonds/Notes	—	—	—	—
Short-Term Investments	3,927,000	52,489,046	—	56,416,046
Total Investments, at fair value	$3,233,514,726	$52,489,046	$—	$3,286,003,772

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $2,642,191,348.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$726,669,697
Gross Unrealized Depreciation	(82,857,273)
Net Unrealized Appreciation	$643,812,424

See Accompanying Notes to Financial Statements
64

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited)

Investment Type Allocation as of June 30, 2018 (as a percentage of net assets)

Corporate Bonds/Notes	26.7%
U.S. Government Agency Obligations	21.2%
Mutual Funds	18.4%
Collateralized Mortgage Obligations	14.4%
Asset-Backed Securities	11.6%
U.S. Treasury Obligations	6.7%
Commercial Mortgage-Backed Securities	4.7%
Foreign Government Bonds	1.4%
Municipal Bonds	0.1%
Preferred Stock	0.0%
Liabilities in Excess of Other Assets*	(5.2)%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.7%
	Basic Materials: 0.5%
1,800,000 (1)	Braskem Netherlands Finance BV, 4.500%, 01/10/2028	$1,658,250	0.1
4,274,000 (1)	Georgia-Pacific LLC, 2.539%, 11/15/2019	4,247,347	0.1
12,189,000	Other Securities	11,929,527	0.3
		17,835,124	0.5
	Communications: 2.9%
6,026,000 (2)	Alibaba Group Holding Ltd., 3.600%, 11/28/2024	5,931,572	0.1
6,920,000	Alibaba Group Holding Ltd, 3.400%, 12/06/2027	6,452,725	0.2
8,611,000 (1)	AT&T, Inc., 4.300%, 02/15/2030	8,160,081	0.2
3,343,000 (1)	AT&T, Inc., 5.150%, 11/15/2046	3,158,415	0.1
5,810,000 (1)	AT&T, Inc., 5.150%, 02/15/2050	5,437,395	0.2
4,849,000	AT&T, Inc., 4.125%-5.450%, 02/17/2026-03/09/2049	4,527,944	0.1
12,960,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.579%-4.908%, 07/23/2020-07/23/2025	13,027,468	0.3
4,885,000 (1)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	4,946,063	0.1
2,630,000 (1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	2,557,909	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
8,656,000	Verizon Communications, Inc., 4.812%, 03/15/2039	$8,391,349	0.2
3,030,000 (1)	Verizon Communications, Inc., 4.329%, 09/21/2028	3,009,086	0.1
4,217,000	Verizon Communications, Inc., 4.150%-4.862%, 03/15/2024-08/21/2046	4,073,961	0.1
42,929,000	Other Securities	41,413,349	1.1
		111,087,317	2.9
	Consumer, Cyclical: 2.9%
3,810,000 (1)	BMW US Capital LLC, 3.450%, 04/12/2023	3,771,227	0.1
634,000 (1)	British Airways 2018-1 Class A Pass Through Trust, 4.125%, 03/20/2033	627,226	0.0
4,210,000 (1)	Daimler Finance North America LLC, 2.300%, 02/12/2021	4,090,697	0.1
4,640,000 (1)	Nissan Motor Acceptance Corp., 2.600%, 09/28/2022	4,457,141	0.1
1,596,055	United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/2023	1,633,962	0.0
3,719,206	United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	3,532,906	0.1
980,000	United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 07/07/2027	954,681	0.0
4,078,281	United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	3,787,112	0.1
1,253,900	United Airlines 2016-2 Class B Pass Through Trust, 3.650%, 04/07/2027	1,208,509	0.0
2,110,000	United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	2,052,256	0.1
3,410,000 (1)	Volkswagen Group of America Finance LLC, 2.400%, 05/22/2020	3,355,691	0.1
13,411,000	Walmart, Inc., 2.350%-3.700%, 06/23/2021-06/26/2028	13,334,733	0.4
3,360,000 (1)	ZF North America Capital, Inc., 4.000%, 04/29/2020	3,385,644	0.1
66,581,033 (3)	Other Securities	64,428,012	1.7
		110,619,797	2.9

See Accompanying Notes to Financial Statements
65

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: 4.0%
8,425,000		Anheuser-Busch InBev Finance, Inc., 4.700%-4.900%, 02/01/2036-02/01/2046	$8,637,667	0.2
5,183,000		Anheuser-Busch InBev Worldwide, Inc., 4.000%-4.439%, 04/13/2028-10/06/2048	5,115,697	0.2
3,510,000 (1)		BAT Capital Corp., 3.222%, 08/15/2024	3,327,938	0.1
3,800,000 (1)		BAT International Finance PLC, 2.750%, 06/15/2020	3,760,170	0.1
70,532		CVS Pass-Through Trust, 6.943%, 01/10/2030	79,378	0.0
23,080,000		CVS Health Corp., 3.125%-5.050%, 03/09/2020-03/25/2048	23,005,431	0.6
3,770,000 (1)		Imperial Brands Finance PLC, 2.950%, 07/21/2020	3,732,827	0.1
2,113,000 (1)		Imperial Brands Finance PLC, 3.750%, 07/21/2022	2,098,615	0.0
2,905,000 (1)		Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	2,919,014	0.1
3,910,000 (1)		Kraft Heinz Foods Co., 4.875%, 02/15/2025	3,989,602	0.1
95,014,000		Other Securities	93,018,840	2.5
			149,685,179	4.0
		Energy: 3.0%
11,683,000 (4)		Enterprise Products Operating LLC, 3.700%-5.375%, 02/15/2025-02/15/2078	11,226,485	0.3
11,337,000		Williams Partners L.P., 3.600%-5.400%, 03/15/2022-03/04/2044	11,372,301	0.3
90,095,000		Other Securities	89,049,117	2.4
			111,647,903	3.0
		Financial: 8.1%
22,195,000 (4)		Bank of America Corp., 3.419%-4.250%, 04/21/2025-03/05/2029	21,504,405	0.6
4,500,000 (1)		BNP Paribas SA, 3.500%, 03/01/2023	4,389,396	0.1
1,177,000	(1)(4)	BNP Paribas SA, 4.375%, 03/01/2033	1,105,297	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
18,844,000 (4)		Citigroup, Inc., 2.876%-5.500%, 07/24/2023-07/25/2028	$18,760,597	0.5
2,757,000 (1)		Citizens Financial Group, Inc., 4.150%, 09/28/2022	2,777,636	0.1
2,315,000 (1)		Commerzbank AG, 8.125%, 09/19/2023	2,637,002	0.1
1,370,000	(1)(4)	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/31/2199	1,472,750	0.0
3,150,000 (1)		Credit Agricole SA/London, 2.375%, 07/01/2021	3,048,048	0.1
6,736,000 (1)		Credit Suisse AG, 6.500%, 08/08/2023	7,180,482	0.2
5,236,000 (1)		Credit Suisse Group AG, 3.574%, 01/09/2023	5,132,490	0.1
2,303,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/2021	2,295,682	0.1
2,950,000 (1)		Federation des Caisses Desjardins du Quebec, 2.250%, 10/30/2020	2,881,583	0.1
8,040,000		First Tennessee Bank NA, 2.950%, 12/01/2019	8,005,350	0.2
8,230,000 (4)		Goldman Sachs Group, Inc./The, 2.625%-4.411%, 04/25/2021-04/23/2039	8,041,442	0.2
9,172,000		Goldman Sachs Group, Inc., 2.600%-6.750%, 04/23/2020-05/22/2045	9,207,373	0.3
1,272,000 (1)		Guardian Life Insurance Co. of America/The, 4.850%, 01/24/2077	1,242,292	0.0
723,000 (1)		HSBC Bank PLC, 4.125%, 08/12/2020	736,336	0.0
10,277,000 (4)		HSBC Holdings PLC, 3.400%-4.583%, 03/08/2021-06/19/2029	10,229,786	0.3
3,400,000 (1)		ING Bank NV, 2.000%, 11/26/2018	3,391,270	0.1
3,264,000 (1)		International Lease Finance Corp., 7.125%, 09/01/2018	3,285,429	0.1

See Accompanying Notes to Financial Statements
66

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
16,944,000 (4)		JPMorgan Chase & Co., 2.550%-4.032%, 10/29/2020-07/24/2048	$16,260,225	0.4
7,870,000	(1)(4)	Macquarie Group Ltd, 3.189%, 11/28/2023	7,521,792	0.2
4,560,000 (1)		Mizuho Financial Group, Inc., 2.632%, 04/12/2021	4,453,774	0.1
10,500,000		Morgan Stanley, 2.750%-4.000%, 05/19/2022-04/23/2027	10,281,482	0.3
5,004,000 (1)		Nationwide Building Society, 2.350%, 01/21/2020	4,940,085	0.1
3,720,000	(1)(4)	Nationwide Building Society, 4.302%, 03/08/2029	3,587,280	0.1
4,720,000 (1)		New York Life Global Funding, 3.000%, 01/10/2028	4,430,991	0.1
2,661,000	(1)(4)	Nordea Bank AB, 6.125%, 12/31/2199	2,607,780	0.1
3,000,000 (1)		Societe Generale SA, 2.625%, 09/16/2020	2,952,225	0.1
9,405,000	(1)(4)	Standard Chartered PLC, 3.885%, 03/15/2024	9,241,532	0.2
4,920,000 (1)		Suncorp-Metway Ltd, 2.375%, 11/09/2020	4,803,917	0.1
1,960,000 (1)		UBS AG/London, 2.450%, 12/01/2020	1,918,383	0.0
2,470,000		UBS AG, 5.125%, 05/15/2024	2,467,864	0.1
6,349,000		UBS AG/Stamford CT, 2.350%-7.625%, 03/26/2020-08/17/2022	6,766,164	0.2
8,273,000		Wells Fargo & Co., 4.100%-4.750%, 08/15/2023-12/07/2046	8,174,119	0.2
97,421,000		Other Securities	96,101,990	2.6
			303,834,249	8.1
		Industrial: 1.0%
2,570,000 (1)		SMBC Aviation Capital Finance DAC, 2.650%, 07/15/2021	2,493,473	0.1
35,275,000		Other Securities	34,304,140	0.9
			36,797,613	1.0
		Technology: 2.1%
29,546,000		Apple, Inc., 2.000%-3.850%, 11/13/2020-11/13/2047	28,335,265	0.7
1,918,000 (1)		Dell International LLC/ EMC Corp., 4.420%, 06/15/2021	1,946,522	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
5,155,000 (1)	Dell International LLC/ EMC Corp., 5.450%, 06/15/2023	$5,396,938	0.1
3,620,000 (1)	Dell International LLC/ EMC Corp., 6.020%, 06/15/2026	3,811,468	0.1
10,884,000	Microsoft Corp., 3.700%-4.450%, 11/03/2045-02/06/2047	11,277,244	0.3
8,109,000	Qualcomm, Inc., 1.850%, 05/20/2019	8,106,327	0.2
22,408,000	Other Securities	21,752,880	0.6
		80,626,644	2.1
	Utilities: 2.2%
3,120,000 (1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	3,433,305	0.1
2,050,000 (1)	Enel Finance International NV, 3.500%, 04/06/2028	1,845,045	0.0
2,802,000 (1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	2,838,554	0.1
75,960,000 (3)	Other Securities	75,306,880	2.0
		83,423,784	2.2
	Total Corporate Bonds/Notes (Cost $1,031,714,785)	1,005,557,610	26.7
COLLATERALIZED MORTGAGE OBLIGATIONS: 14.4%
6,046,050	Alternative Loan Trust 2005-10CB 1A1, 2.591%, (US0001M + 0.500%), 05/25/2035	5,392,601	0.1
4,946,722	Alternative Loan Trust 2005-51 3A2A, 2.848%, (12MTA + 1.290%), 11/20/2035	4,794,322	0.1
2,204,632	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	2,063,021	0.1
2,752,939	Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	2,649,629	0.1
675,700 (5)	Alternative Loan Trust 2005-J3 2A2, 2.909%, (-1.000*US0001M + 5.000%), 05/25/2035	46,748	0.0
1,751,785	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	1,398,006	0.0

See Accompanying Notes to Financial Statements
67

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,969,987	Alternative Loan Trust 2006-HY11 A1, 2.211%, (US0001M + 0.120%), 06/25/2036	$3,722,590	0.1
2,561,271	Alternative Loan Trust 2007-23CB A3, 2.591%, (US0001M + 0.500%), 09/25/2037	1,764,479	0.1
227,642	Banc of America Funding 2007 8 Trust 4A1, 6.000%, 08/25/2037	211,494	0.0
1,215,518 (4)	Bear Stearns ALT-A Trust 2005-10 22A1, 3.907%, 01/25/2036	1,188,540	0.0
602,208 (4)	Bear Stearns ALT-A Trust 2005-4 23A1, 3.781%, 05/25/2035	608,502	0.0
1,731,693 (4)	Bear Stearns ALT-A Trust 2006-6 31A1, 3.669%, 11/25/2036	1,619,590	0.1
1,461,314 (4)	Bear Stearns ALT-A Trust 2006-6 32A1, 3.590%, 11/25/2036	1,245,706	0.0
18,305 (4)	Bear Stearns ARM Trust 2005-12 13A1, 3.997%, 02/25/2036	17,254	0.0
4,270,871	Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 2.281%, (US0001M + 0.190%), 01/25/2037	4,051,916	0.1
206,761 (4)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 3.664%, 01/26/2036	182,443	0.0
1,141,447 (1)	Bellemeade Re Ltd. 2015-1A M2, 6.391%, (US0001M + 4.300%), 07/25/2025	1,157,641	0.0
26,451	CHL Mortgage Pass-Through Trust 2005-2 2A3, 2.771%, (US0001M + 0.680%), 03/25/2035	24,590	0.0
257,281	Citicorp Mortgage Securities Trust Series 2006-4 2A1, 5.500%, 08/25/2036	262,890	0.0
1,250,020	Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/2037	1,229,320	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
170,080		Citigroup Mortgage Loan Trust 2006-AR1 1A1, 4.280%, (H15T1Y + 2.400%), 10/25/2035	$172,212	0.0
1,988,023 (4)		Citigroup Mortgage Loan Trust 2007-10 22AA, 3.712%, 09/25/2037	1,925,845	0.1
1,299,663	(1)(4)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	1,340,949	0.0
106,725 (4)		Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2A, 3.841%, 08/25/2035	107,529	0.0
3,459,329		Citigroup Mortgage Loan Trust, Inc. 2005-8 3A1, 5.500%, 09/25/2035	3,507,394	0.1
419,662		CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/2037	408,602	0.0
1,166,557		Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.591%, (US0001M + 0.500%), 11/25/2035	711,460	0.0
6,400,000		Countrywide Asset-Backed Certificates 2005-IM1 M1, 2.811%, (US0001M + 0.720%), 11/25/2035	6,315,063	0.2
875,360		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 2.365%, (US0001M + 0.280%), 08/19/2045	762,619	0.0
1,000,000		Fannie Mae 2011-128 KB, 4.500%, 12/25/2041	1,062,314	0.0
11,303,180		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	12,176,164	0.3
2,995,238		Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	2,927,082	0.1
36,145,239 (5)		Fannie Mae 2016-82 SD, 3.959%, (-1.000*US0001M + 6.050%), 11/25/2046	4,987,287	0.1
8,585,344		Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	8,598,236	0.2

See Accompanying Notes to Financial Statements
68

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,322,422	Fannie Mae Connecticut Avenue Securities 2014-CO3 1M2, 5.091%, (US0001M + 3.000%), 07/25/2024	$4,634,692	0.1
3,600,000	Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 5.741%, (US0001M + 3.650%), 09/25/2029	3,928,663	0.1
1,900,000	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 4.941%, (US0001M + 2.850%), 11/25/2029	1,979,738	0.1
7,550,000	Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.291%, (US0001M + 2.200%), 01/25/2030	7,689,163	0.2
6,000,000	Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.491%, (US0001M + 2.400%), 05/25/2030	6,130,428	0.2
8,000,000	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.591%, (US0001M + 2.500%), 05/25/2030	8,167,301	0.2
2,200,000	Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 4.291%, (US0001M + 2.200%), 08/25/2030	2,194,183	0.1
6,400,000	Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 4.341%, (US0001M + 2.250%), 07/25/2030	6,448,589	0.2
7,900 (5)	Fannie Mae Interest Strip Series 343 22, 4.000%, 11/25/2018	14	0.0
693,090 (5)	Fannie Mae Interest Strip Series 418 10, 4.000%, 08/25/2043	135,486	0.0
533,300 (5)	Fannie Mae Interest Strip Series 418 15, 3.500%, 08/25/2043	90,517	0.0
561	Fannie Mae REMIC Trust 1989-4 D, 10.000%, 02/25/2019	563	0.0
15,284	Fannie Mae REMIC Trust 1994-77 FB, 3.591%, (US0001M + 1.500%), 04/25/2024	15,610	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
479,204	Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	$513,017	0.0
384,349	Fannie Mae REMIC Trust 2001-15 Z, 6.000%, 04/25/2031	411,677	0.0
41,170	Fannie Mae REMIC Trust 2002-21 FC, 2.991%, (US0001M + 0.900%), 04/25/2032	42,074	0.0
1,099,873 (5)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	257,572	0.0
23,751	Fannie Mae REMIC Trust 2004-10 SC, 20.236%, (-4.000*US0001M + 28.600%), 02/25/2034	25,317	0.0
123,270	Fannie Mae REMIC Trust 2004-11 A, 2.211%, (US0001M + 0.120%), 03/25/2034	122,125	0.0
626,218	Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/2036	681,604	0.0
77,337	Fannie Mae REMIC Trust 2005-57 CD, 17.283%, (-3.750*US0001M + 25.125%), 01/25/2035	82,355	0.0
200,855	Fannie Mae REMIC Trust 2005-74 DK, 15.636%, (-4.000*US0001M + 24.000%), 07/25/2035	281,246	0.0
6,663,630 (5)	Fannie Mae REMIC Trust 2005-92 SC, 4.589%, (-1.000*US0001M + 6.680%), 10/25/2035	988,143	0.0
477,725	Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/2036	510,095	0.0
1,351,679	Fannie Mae REMIC Trust 2006-104 ES, 22.994%, (-5.000*US0001M + 33.450%), 11/25/2036	2,210,293	0.1
8,461,155 (5)	Fannie Mae REMIC Trust 2006-12 SD, 4.659%, (-1.000*US0001M + 6.750%), 10/25/2035	1,049,318	0.0

See Accompanying Notes to Financial Statements
69

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,476,809 (5)	Fannie Mae REMIC Trust 2006-123 UI, 4.649%, (-1.000*US0001M + 6.740%), 01/25/2037	$581,980	0.0
957,828 (5)	Fannie Mae REMIC Trust 2006-72 HS, 4.609%, (-1.000*US0001M + 6.700%), 08/25/2026	107,809	0.0
297,053	Fannie Mae REMIC Trust 2007-73 A1, 2.151%, (US0001M + 0.060%), 07/25/2037	292,086	0.0
678,684	Fannie Mae REMIC Trust 2008-20 SP, 10.272%, (-2.500*US0001M + 15.500%), 03/25/2038	799,654	0.0
3,044,165	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	3,154,289	0.1
10,588,883 (5)	Fannie Mae REMIC Trust 2010-102 SB, 4.509%, (-1.000*US0001M + 6.600%), 09/25/2040	1,674,453	0.1
3,563,782 (5)	Fannie Mae REMIC Trust 2010-116 SE, 4.509%, (-1.000*US0001M + 6.600%), 10/25/2040	528,914	0.0
10,647,327 (5)	Fannie Mae REMIC Trust 2010-123 SL, 3.979%, (-1.000*US0001M + 6.070%), 11/25/2040	1,364,692	0.0
5,050,000	Fannie Mae REMIC Trust 2010-130 CX, 4.500%, 09/25/2039	5,270,138	0.1
5,445,946 (5)	Fannie Mae REMIC Trust 2010-55 AS, 4.329%, (-1.000*US0001M + 6.420%), 06/25/2040	778,304	0.0
8,159,907	Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	8,623,243	0.2
1,824,747	Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/2040	1,936,809	0.1
13,665,519 (5)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/2041	1,260,330	0.0
2,424,505 (5)	Fannie Mae REMIC Trust 2012-10 US, 4.359%, (-1.000*US0001M + 6.450%), 02/25/2042	315,405	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,772,119	Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/2041	$1,773,990	0.1
13,899,839 (5)	Fannie Mae REMIC Trust 2012-113 SG, 4.009%, (-1.000*US0001M + 6.100%), 10/25/2042	2,314,319	0.1
10,413,907 (5)	Fannie Mae REMIC Trust 2012-122 SB, 4.059%, (-1.000*US0001M + 6.150%), 11/25/2042	1,748,583	0.1
4,958,128 (5)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/2032	462,645	0.0
3,826,226	Fannie Mae REMIC Trust 2012-131 BS, 3.021%, (-1.200*US0001M + 5.400%), 12/25/2042	3,010,773	0.1
16,102,443 (5)	Fannie Mae REMIC Trust 2012-137 SN, 4.009%, (-1.000*US0001M + 6.100%), 12/25/2042	2,495,130	0.1
7,163,158 (5)	Fannie Mae REMIC Trust 2012-15 SP, 4.529%, (-1.000*US0001M + 6.620%), 06/25/2040	778,177	0.0
4,447,648 (5)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/2042	880,520	0.0
393,822	Fannie Mae REMIC Trust 2013-44 ZG, 3.500%, 03/25/2042	396,846	0.0
12,847,643 (5)	Fannie Mae REMIC Trust 2013-60 DS, 4.109%, (-1.000*US0001M + 6.200%), 06/25/2033	1,895,503	0.1
10,202,471 (5)	Fannie Mae REMIC Trust 2013-9 DS, 4.059%, (-1.000*US0001M + 6.150%), 02/25/2043	1,853,190	0.1
364,633 (5)	Fannie Mae REMIC Trust 2013-9 SA, 4.059%, (-1.000*US0001M + 6.150%), 03/25/2042	41,212	0.0
4,622,994 (5)	Fannie Mae REMIC Trust 2014-81 JI, 4.000%, 09/25/2041	527,610	0.0
31,509,117 (5)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	7,510,762	0.2

See Accompanying Notes to Financial Statements
70

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,006,264 (5)		Fannie Mae REMICS 2005-66 SY, 4.609%, (-1.000*US0001M + 6.700%), 07/25/2035	$772,677	0.0
9,569,803 (5)		Fannie Mae REMICS 2006-120 QD, 2.609%, (-1.000*US0001M + 4.700%), 10/25/2036	673,784	0.0
4,231,527 (5)		Fannie Mae REMICS 2006-59 XS, 5.109%, (-1.000*US0001M + 7.200%), 07/25/2036	632,075	0.0
4,564,551 (5)		Fannie Mae REMICS 2007-53 SX, 4.009%, (-1.000*US0001M + 6.100%), 06/25/2037	635,168	0.0
6,997,873 (5)		Fannie Mae REMICS 2011-149 ES, 3.909%, (-1.000*US0001M + 6.000%), 07/25/2041	710,924	0.0
12,727,753 (5)		First Horizon Alternative Mortgage Securities Trust 2005-FA10 1A2 1A2, 2.609%, (-1.000*US0001M + 4.700%), 01/25/2036	1,099,615	0.0
1,836,670		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A5, 2.391%, (US0001M + 0.300%), 12/25/2036	1,155,026	0.1
1,836,670 (5)		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A9, 4.609%, (-1.000*US0001M + 6.700%), 12/25/2036	421,276	0.0
1,489,711	(1)(4)	Flagstar Mortgage Trust 2018-1 B1, 4.062%, 03/25/ 2048	1,484,762	0.0
1,589,025	(1)(4)	Flagstar Mortgage Trust 2018-1 B2, 4.062%, 03/25/ 2048	1,578,053	0.0
2,085,596	(1)(4)	Flagstar Mortgage Trust 2018-1 B3, 4.062%, 03/25/ 2048	2,027,138	0.1
6,965,040 (5)		Freddie Mac 2815 GS, 3.927%, (-1.000*US0001M + 6.000%), 03/15/2034	898,787	0.0
21,523,857		Freddie Mac 326 350, 3.500%, 03/15/2044	21,465,884	0.6
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
10,275	Freddie Mac REMIC Trust 1125 Z, 8.250%, 08/15/2021	$10,883	0.0
329,994	Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	357,040	0.0
323,901	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	350,157	0.0
14,784	Freddie Mac REMIC Trust 2411 FJ, 2.423%, (US0001M + 0.350%), 12/15/2029	14,810	0.0
212,539	Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/2032	233,474	0.0
481,873	Freddie Mac REMIC Trust 2472 ZC, 6.000%, 07/15/2032	531,052	0.0
571,431	Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/2022	597,693	0.0
410,533	Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	442,904	0.0
132	Freddie Mac REMIC Trust 2559 PB, 5.500%, 08/15/2030	134	0.0
438,593	Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/2033	475,431	0.0
495,972 (5)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	115,460	0.0
562,220	Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	609,170	0.0
1,268,990	Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/2034	1,335,409	0.0
1,081,089	Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	1,148,060	0.0
1,295,261	Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	1,376,758	0.0
7,505,234 (5)	Freddie Mac REMIC Trust 3045 DI, 4.657%, (-1.000*US0001M + 6.730%), 10/15/2035	1,073,055	0.0

See Accompanying Notes to Financial Statements
71

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
74,849		Freddie Mac REMIC Trust 3049 NA, 5.000%, 02/15/2035	$75,235	0.0
4,359,324 (5)		Freddie Mac REMIC Trust 3064 SP, 4.527%, (-1.000*US0001M + 6.600%), 03/15/2035	356,088	0.0
606,898		Freddie Mac REMIC Trust 3065 DC, 13.640%, (-3.000*US0001M + 19.860%), 03/15/2035	788,231	0.0
1,273,673 (5)		Freddie Mac REMIC Trust 3102 IS, 16.965%, (-3.667*US0001M + 24.567%), 01/15/2036	508,827	0.0
4,386,177		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	4,756,996	0.1
2,385,102 (5)		Freddie Mac REMIC Trust 3170 SA, 4.527%, (-1.000*US0001M + 6.600%), 09/15/2033	337,190	0.0
1,655,791 (5)		Freddie Mac REMIC Trust 3171 PS, 4.412%, (-1.000*US0001M + 6.485%), 06/15/2036	193,964	0.0
2,046,326		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	2,229,305	0.1
505,603	(4)(5)	Freddie Mac REMIC Trust 3524 LA, 5.368%, 03/15/2033	533,809	0.0
151,846		Freddie Mac REMIC Trust 3556 NT, 5.173%, (US0001M + 0.000%), 03/15/2038	156,075	0.0
8,650,938 (5)		Freddie Mac REMIC Trust 3589 SB, 4.127%, (-1.000*US0001M + 6.200%), 10/15/2039	1,168,527	0.0
1,663,773 (5)		Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	287,189	0.0
9,222,480		Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	9,978,745	0.3
3,294,008		Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	3,576,505	0.1
25,782 (5)		Freddie Mac REMIC Trust 3668 EI, 5.500%, 12/15/2018	152	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,201,971 (5)	Freddie Mac REMIC Trust 3710 SL, 3.927%, (-1.000*US0001M + 6.000%), 05/15/2036	$48,127	0.0
1,723,915	Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	1,864,415	0.1
2,143,966 (5)	Freddie Mac REMIC Trust 3752 WS, 4.527%, (-1.000*US0001M + 6.600%), 12/15/2039	126,845	0.0
1,612,858	Freddie Mac REMIC Trust 3819 ZY, 6.000%, 10/15/2037	1,707,191	0.1
5,000,000 (5)	Freddie Mac REMIC Trust 3820 BI, 4.000%, 11/15/2038	748,699	0.0
2,258,467	Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/2041	2,344,815	0.1
7,682,158 (5)	Freddie Mac REMIC Trust 3856 KS, 4.477%, (-1.000*US0001M + 6.550%), 05/15/2041	1,149,040	0.0
1,523,000	Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/2041	1,585,233	0.1
3,011,510 (5)	Freddie Mac REMIC Trust 3925 SD, 3.977%, (-1.000*US0001M + 6.050%), 07/15/2040	330,775	0.0
14,867,794 (5)	Freddie Mac REMIC Trust 3925 SL, 3.977%, (-1.000*US0001M + 6.050%), 01/15/2041	1,655,065	0.1
5,685,999 (5)	Freddie Mac REMIC Trust 3936 GS, 4.627%, (-1.000*US0001M + 6.700%), 11/15/2025	346,077	0.0
17,489,771 (5)	Freddie Mac REMIC Trust 3951 SN, 4.477%, (-1.000*US0001M + 6.550%), 11/15/2041	3,072,395	0.1
7,192,018 (5)	Freddie Mac REMIC Trust 3984 NS, 4.527%, (-1.000*US0001M + 6.600%), 01/15/2040	631,589	0.0
1,399,945	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	1,469,235	0.1

See Accompanying Notes to Financial Statements
72

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,749,352	Freddie Mac REMIC Trust 4020 BY, 6.500%, 03/15/2042	$3,196,946	0.1
2,810,257 (5)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	393,599	0.0
6,765,360 (5)	Freddie Mac REMIC Trust 4094 YS, 4.627%, (-1.000*US0001M + 6.700%), 04/15/2040	681,538	0.0
13,365,752 (5)	Freddie Mac REMIC Trust 4102 MS, 4.527%, (-1.000*US0001M + 6.600%), 09/15/2042	2,474,843	0.1
1,204,060 (5)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	208,508	0.0
5,291,861	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	5,158,036	0.1
25,303,485	Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	27,206,105	0.7
12,489,958 (5)	Freddie Mac REMIC Trust 4313 SD, 4.077%, (-1.000*US0001M + 6.150%), 03/15/2044	1,650,342	0.1
19,183,923 (5)	Freddie Mac REMIC Trust 4313 SE, 4.077%, (-1.000*US0001M + 6.150%), 03/15/2044	2,549,116	0.1
3,918,853 (5)	Freddie Mac REMIC Trust 4323 IP, 4.500%, 08/15/2042	578,451	0.0
2,095,001 (5)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/2043	417,521	0.0
6,860,239	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	7,119,347	0.2
8,293,897 (5)	Freddie Mac REMIC Trust 4346 ST, 4.127%, (-1.000*US0001M + 6.200%), 07/15/2039	909,893	0.0
10,600,454	Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	11,026,308	0.3
7,001,809 (5)	Freddie Mac REMIC Trust 4386 LS, 4.027%, (-1.000*US0001M + 6.100%), 09/15/2044	1,095,649	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,820,663	Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	$7,994,064	0.2
13,472,387 (5)	Freddie Mac Strips Series 311 S1, 3.877%, (-1.000*US0001M + 5.950%), 08/15/2043	2,250,752	0.1
2,800,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 6.791%, (US0001M + 4.700%), 04/25/2028	3,321,340	0.1
5,600,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 5.541%, (US0001M + 3.450%), 10/25/2029	6,128,536	0.2
7,250,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.591%, (US0001M + 2.500%), 03/25/2030	7,477,229	0.2
6,200,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 4.741%, (US0001M + 2.650%), 12/25/2029	6,398,269	0.2
7,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 4.441%, (US0001M + 2.350%), 04/25/2030	7,164,829	0.2
6,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 3.891%, (US0001M + 1.800%), 07/25/2030	5,907,614	0.2
1,300,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 4.391%, (US0001M + 2.300%), 09/25/2030	1,297,493	0.0
344,313	Freddie Mac Structured Pass Through Certificates T-54 2A, 6.500%, 02/25/2043	389,700	0.0
578,595	Freddie Mac Structured Pass Through Certificates T-62 1A1, 2.664%, (12MTA + 1.200%), 10/25/2044	578,422	0.0

See Accompanying Notes to Financial Statements
73

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
80,549	Freddie Mac-Ginnie Mae Series 27 FC, 3.375%, (PRIME + (1.375)%), 03/25/2024	$81,965	0.0
521,160	Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	462,003	0.0
91,450	Ginnie Mae Series 2002-21 FV, 2.485%, (US0001M + 0.400%), 03/16/2032	91,958	0.0
1,279,971 (5)	Ginnie Mae Series 2005-7 AH, 4.685%, (-1.000*US0001M + 6.770%), 02/16/2035	177,888	0.0
555,533 (5)	Ginnie Mae Series 2006-17 WI, 4.916%, (-1.000*US0001M + 7.000%), 04/20/2036	3,703	0.0
171,627	Ginnie Mae Series 2007-37 S, 17.655%, (-3.667*US0001M + 25.300%), 04/16/2037	192,796	0.0
552,180	Ginnie Mae Series 2007-8 SP, 15.292%, (-3.242*US0001M + 22.048%), 03/20/2037	747,166	0.0
3,470,479 (5)	Ginnie Mae Series 2008-35 SN, 4.316%, (-1.000*US0001M + 6.400%), 04/20/2038	430,933	0.0
1,833,081 (5)	Ginnie Mae Series 2008-40 PS, 4.415%, (-1.000*US0001M + 6.500%), 05/16/2038	256,423	0.0
13,460,398 (5)	Ginnie Mae Series 2009-106 SU, 4.116%, (-1.000*US0001M + 6.200%), 05/20/2037	1,865,105	0.1
4,422,687 (5)	Ginnie Mae Series 2009-25 KS, 4.116%, (-1.000*US0001M + 6.200%), 04/20/2039	567,156	0.0
2,272,956	Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	2,396,452	0.1
2,863,046	Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	3,032,671	0.1
1,691,647 (5)	Ginnie Mae Series 2009-33 SN, 4.216%, (-1.000*US0001M + 6.300%), 05/20/2039	79,172	0.0
10,881,600	Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	12,491,244	0.3
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,497,977 (5)	Ginnie Mae Series 2009-43 HS, 4.116%, (-1.000*US0001M + 6.200%), 06/20/2038	$69,866	0.0
3,684,124 (5)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	508,170	0.0
3,128,298 (5)	Ginnie Mae Series 2010-116 NS, 4.565%, (-1.000*US0001M + 6.650%), 09/16/2040	411,195	0.0
8,203,425 (5)	Ginnie Mae Series 2010-116 SK, 4.536%, (-1.000*US0001M + 6.620%), 08/20/2040	1,237,279	0.0
15,064,830 (5)	Ginnie Mae Series 2010-149 HS, 4.015%, (-1.000*US0001M + 6.100%), 05/16/2040	1,302,130	0.0
5,205,063 (5)	Ginnie Mae Series 2010-4 SP, 4.415%, (-1.000*US0001M + 6.500%), 01/16/2039	530,610	0.0
5,273,693	Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	5,561,728	0.2
3,215,887 (5)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	431,526	0.0
3,410,716 (5)	Ginnie Mae Series 2010-68 MS, 3.766%, (-1.000*US0001M + 5.850%), 06/20/2040	449,566	0.0
6,339,386 (5)	Ginnie Mae Series 2010-9 JI, 5.000%, 01/20/2040	1,532,039	0.0
5,119,804 (5)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	480,338	0.0
1,466,820 (5)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	194,432	0.0
96,065	Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	104,607	0.0
6,681,168 (5)	Ginnie Mae Series 2011-80 KS, 4.586%, (-1.000*US0001M + 6.670%), 06/20/2041	1,083,526	0.0
1,588,652 (5)	Ginnie Mae Series 2012-40 NI, 4.500%, 05/20/2040	174,483	0.0
213,149	Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/2041	214,920	0.0
17,992,291 (5)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	3,640,747	0.1
14,170,716 (5)	Ginnie Mae Series 2013-184 JI, 5.500%, 12/16/2043	3,226,798	0.1

See Accompanying Notes to Financial Statements
74

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
12,488,377 (5)	Ginnie Mae Series 2014-3 SU, 3.966%, (-1.000*US0001M + 6.050%), 07/20/2039	$1,675,502	0.1
1,279,618	Ginnie Mae Series 2014-43 Z, 4.000%, 03/20/2044	1,339,752	0.0
15,249,531 (5)	Ginnie Mae Series 2014-55 MS, 4.115%, (-1.000*US0001M + 6.200%), 04/16/2044	2,143,001	0.1
18,083,745 (5)	Ginnie Mae Series 2014-56 SP, 4.115%, (-1.000*US0001M + 6.200%), 12/16/2039	2,280,018	0.1
13,398,957 (5)	Ginnie Mae Series 2014-58 CS, 3.515%, (-1.000*US0001M + 5.600%), 04/16/2044	1,553,363	0.1
16,735,711 (5)	Ginnie Mae Series 2014-79 BI, 6.000%, 05/16/2044	4,143,675	0.1
6,515,768 (5)	Ginnie Mae Series 2014-99 S, 3.516%, (-1.000*US0001M + 5.600%), 06/20/2044	900,088	0.0
15,653,148 (5)	Ginnie Mae 2007-35 KY, 4.365%, (-1.000*US0001M + 6.450%), 06/16/2037	2,254,027	0.1
90,415	HarborView Mortgage Loan Trust 2005-2 2A1A, 2.525%, (US0001M + 0.440%), 05/19/2035	87,414	0.0
401,846	HomeBanc Mortgage Trust 2004-1 2A, 2.951%, (US0001M + 0.860%), 08/25/2029	386,754	0.0
3,000,000	HomeBanc Mortgage Trust 2005-4 M1, 2.561%, (US0001M + 0.470%), 10/25/2035	2,929,751	0.1
3,915,697	IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.301%, (US0001M + 0.210%), 04/25/2046	3,650,610	0.1
3,215,099	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 2.301%, (US0001M + 0.210%), 02/25/2046	2,728,733	0.1
19,386 (4)	JP Morgan Mortgage Trust 2005-A1 6T1, 3.977%, 02/25/2035	19,348	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
190,695 (4)		JP Morgan Mortgage Trust 2007-A1 5A5, 3.693%, 07/25/2035	$197,891	0.0
4,574,603	(1)(4)	JP Morgan Mortgage Trust 2017-4 B1, 3.973%, 11/25/2048	4,494,567	0.1
1,678,754	(1)(4)	JP Morgan Mortgage Trust 2017-4 B2, 3.973%, 11/25/2048	1,628,621	0.0
1,089,486	(1)(4)	JP Morgan Mortgage Trust 2017-6 B3, 3.854%, 12/25/2048	1,028,158	0.0
1,685,859	(1)(4)	JP Morgan Mortgage Trust 2018-1 B1, 3.770%, 06/25/2048	1,651,577	0.1
1,685,859	(1)(4)	JP Morgan Mortgage Trust 2018-1 B2, 3.770%, 06/25/2048	1,639,607	0.1
2,082,532	(1)(4)	JP Morgan Mortgage Trust 2018-1 B3, 3.770%, 06/25/2048	1,981,923	0.1
1,492,823	(1)(4)	JP Morgan Mortgage Trust 2018-3 B1, 3.785%, 09/25/2048	1,443,026	0.0
1,342,714	(1)(4)	JP Morgan Mortgage Trust 2018-4 B1, 3.805%, 10/25/2048	1,304,257	0.0
9,869,433 (5)		Lehman Mortgage Trust 2006-9 2A5, 4.529%, (-1.000*US0001M + 6.620%), 01/25/2037	1,867,489	0.0
2,679,376		Lehman XS Trust Series 2005-5N 1A2, 2.451%, (US0001M + 0.360%), 11/25/2035	2,385,026	0.1
21,052		Merrill Lynch Mortgage Investors Trust Series 2005-2 3A, 2.983%, (US0001M + 1.000%), 10/25/2035	20,254	0.0
1,108,332		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 2.471%, (US0001M + 0.380%), 08/25/2035	1,111,962	0.0
26,948		Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 4A, 2.341%, (US0001M + 0.250%), 11/25/2035	26,223	0.0

See Accompanying Notes to Financial Statements
75

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
43,864		Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 2.341%, (US0001M + 0.250%), 11/25/2035	$41,453	0.0
2,000,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 3.291%, (US0001M + 1.200%), 09/25/2035	1,917,456	0.1
1,771,078		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	1,571,808	0.0
1,783,187	(1)(4)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	1,853,544	0.1
24,964	(1)(4)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 7.000%, 02/19/2030	25,157	0.0
1,969,823 (1)		RBSSP Resecuritization Trust 2011-3 2A1, 2.210%, (US0001M + 0.250%), 02/26/2037	1,964,169	0.1
71,449		Sequoia Mortgage Trust 2003-4 2A1, 2.434%, (US0001M + 0.350%), 07/20/2033	69,204	0.0
83,585 (4)		Sequoia Mortgage Trust 2005-4 2A1, 3.764%, 04/20/2035	87,463	0.0
1,405,271	(1)(4)	Sequoia Mortgage Trust 2014-3 B3, 3.932%, 10/25/ 2044	1,406,089	0.1
1,378,032	(1)(4)	Sequoia Mortgage Trust 2014-4 B3, 3.864%, 11/25/ 2044	1,373,202	0.0
1,200,333	(1)(4)	Sequoia Mortgage Trust 2015-2 B3, 3.743%, 05/25/ 2045	1,176,480	0.0
1,315,648	(1)(4)	Sequoia Mortgage Trust 2015-3 B3, 3.714%, 07/25/ 2045	1,273,976	0.0
2,900,000	(1)(4)	Sequoia Mortgage Trust 2017-CH2 A13, 4.000%, 12/25/2047	2,909,336	0.1
1,856,622	(1)(4)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	1,874,011	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,969,294	(1)(4)	Sequoia Mortgage Trust 2018-CH1 B1B, 4.520%, 02/25/2048	$5,147,960	0.1
333,547		Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 2.335%, (US0001M + 0.250%), 07/19/2035	327,052	0.0
143,935		Structured Asset Mortgage Investments II Trust 2005-AR5 A3, 2.335%, (US0001M + 0.250%), 07/19/2035	140,645	0.0
1,200,000	(1)(4)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	1,197,528	0.0
1,300,000	(1)(4)	Verus Securitization Trust 2018-1 B1, 3.801%, 01/25/ 2058	1,303,105	0.1
11,008		WaMu Mortgage Pass Through Certificates Series 2002-AR2 A, 2.145%, (COF 11 + 1.250%), 02/27/2034	10,900	0.0
35,241		WaMu Mortgage Pass Through Certificates Series 2002-AR9 1A, 2.958%, (12MTA + 1.400%), 08/25/2042	34,510	0.0
49,530		WaMu Mortgage Pass Through Certificates Series 2005-AR1 A1A, 2.731%, (US0001M + 0.640%), 01/25/2045	51,180	0.0
1,225,834 (4)		WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.814%, 10/25/2036	1,137,527	0.0
398,397		WaMu Mortgage Pass Through Certificates Series 2006-AR7 3A, 2.395%, (COF 11 + 1.500%), 07/25/2046	389,652	0.0
86,272,368	(4)(5)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 0.410%, 08/25/2045	1,785,553	0.1

See Accompanying Notes to Financial Statements
76

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,722,824	WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.581%, (US0001M + 0.490%), 10/25/2045	$2,733,950	0.1
1,004,043 (4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.367%, 10/25/2036	978,356	0.0
1,894,949 (4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 3.101%, 12/25/2036	1,721,286	0.1
3,668,539 (4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.326%, 08/25/2046	3,517,421	0.1
4,466,754 (4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.136%, 04/25/2037	4,091,692	0.1
2,746,113 (4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.314%, 07/25/2037	2,281,443	0.1
3,684,095	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	3,367,033	0.1
339,195	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	326,499	0.0
2,268,516	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR10 Trust, 2.191%, (US0001M + 0.100%), 12/25/2036	1,671,311	0.0
5,375,120	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 2.518%, (12MTA + 0.960%), 08/25/2046	4,097,584	0.1
2,399,821	Wells Fargo Alternative Loan 2007-PA2 2A1, 2.521%, (US0001M + 0.430%), 06/25/2037	2,012,835	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
65,977 (4)		Wells Fargo Mortgage Backed Securities 2004-CC A1, 3.755%, 01/25/2035	$67,680	0.0
90,426 (4)		Wells Fargo Mortgage Backed Securities 2004-EE 2A1, 4.149%, 12/25/2034	92,460	0.0
281,729 (4)		Wells Fargo Mortgage Backed Securities 2005-AR7 1A1, 4.348%, 05/25/2035	285,370	0.0
102,802 (4)		Wells Fargo Mortgage Backed Securities 2005-AR9 2A1, 3.709%, 10/25/2033	104,425	0.0
1,511,699 (4)		Wells Fargo Mortgage Backed Securities 2006-AR2 2A5, 3.822%, 03/25/2036	1,499,621	0.0
766,371 (4)		Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.190%, 04/25/2036	717,202	0.0
1,100,448	(1)(4)	WinWater Mortgage Loan Trust 2015-5 B4, 3.796%, 08/20/2045	1,056,714	0.0
13,497,676		Other Securities	12,986,158	0.4
		Total Collateralized Mortgage Obligations (Cost $546,067,431)	541,009,847	14.4
MUNICIPAL BONDS: 0.1%
		California: 0.1%
1,600,000		Other Securities	2,079,219	0.1
		Total Municipal Bonds (Cost $1,609,333)	2,079,219	0.1
U.S. GOVERNMENT AGENCY OBLIGATIONS(6): 21.2%
		Federal Home Loan Mortgage Corporation: 11.0%(6)
23,100,000 (7)		3.000%, 07/01/2045	22,348,590	0.6
108,355		3.127%, 09/01/2035	112,335	0.0
19,917		3.489%, 11/01/2031	21,021	0.0
38,800		3.494%, 11/01/2035	40,883	0.0
15,251,460		3.500%, 01/01/2045	15,235,987	0.4
35,409,000 (7)		3.500%, 07/01/2045	35,214,365	0.9
5,441		3.547%, 06/01/2024	5,683	0.0
227,191		3.611%, 01/01/2029	235,195	0.0
44,199		3.851%, 03/01/2035	45,401	0.0
8,055,638		4.000%, 09/01/2045	8,244,958	0.2
156,955,000 (7)		4.000%, 07/01/2048	160,014,401	4.3
892,666		4.086%, 06/01/2035	939,418	0.0
3,863		4.112%, 03/01/2036	4,065	0.0
5,921		4.118%, 04/01/2032	6,189	0.0
61,256,000 (7)		4.500%, 07/01/2048	63,751,211	1.7

See Accompanying Notes to Financial Statements
77

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS(6): (continued)
	Federal Home Loan Mortgage Corporation (continued)
106,453,242 (7)	2.500%-6.500%, 07/01/2019-03/01/2048	$107,230,914	2.9
		413,450,616	11.0
	Federal National Mortgage Association: 8.9%(6)
89,161	2.664%, 08/01/2042	90,517	0.0
51,854	2.664%, 08/01/2042	52,606	0.0
77,148	2.664%, 10/01/2044	78,311	0.0
44,169	2.664%, 10/01/2044	44,856	0.0
16,554,127	3.000%, 07/01/2043	16,173,692	0.4
12,407,539	3.000%, 04/01/2045	12,093,956	0.3
33,599,300 (7)	3.000%, 07/01/2048	32,541,447	0.9
512,865	3.089%, 08/01/2035	531,744	0.0
121,381	3.184%, 09/01/2035	125,052	0.0
202,563	3.188%, 07/01/2035	211,476	0.0
36,929	3.216%, 08/01/2035	38,591	0.0
6,760	3.217%, 05/01/2036	6,934	0.0
262,126	3.293%, 02/01/2033	268,945	0.0
285,520	3.403%, 10/01/2035	298,704	0.0
305,376	3.410%, 10/01/2035	320,314	0.0
281,353	3.417%, 10/01/2035	295,137	0.0
35,247,311	3.500%, 08/01/2046	35,220,239	1.0
209,321	3.501%, 02/01/2034	219,089	0.0
3,234	3.534%, 09/01/2031	3,358	0.0
376,043	3.560%, 09/01/2034	397,799	0.0
136,705	3.685%, 04/01/2035	143,087	0.0
70,763	3.757%, 02/01/2035	73,675	0.0
12,098,979	4.000%, 12/01/2039	12,428,127	0.3
9,224,429	4.000%, 01/01/2045	9,534,504	0.3
9,628	4.085%, 04/01/2032	9,752	0.0
91,762	4.234%, 12/01/2036	96,110	0.0
209,167,874 (7)	2.500%-7.500%, 07/01/2018-07/01/2048	216,412,512	5.7
		337,710,534	8.9
	Government National Mortgage Association: 1.3%
10,032,000 (7)	3.000%, 07/01/2044	9,812,354	0.3
13,155,000 (7)	3.500%, 07/01/2048	13,202,275	0.3
24,357,615 (4)	3.500%-5.500%, 11/15/2035-10/20/2060	25,160,716	0.7
		48,175,345	1.3
	Total U.S. Government Agency Obligations (Cost $806,680,418)	799,336,495	21.2

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: 1.4%
BRL46,898,000	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027-01/01/2029	$10,959,349	0.3
88,119,925,100	Other Securities	41,899,155	1.1
	Total Foreign Government Bonds (Cost $60,325,848)	52,858,504	1.4

U.S. TREASURY OBLIGATIONS: 6.7%
	U.S. Treasury Bonds: 2.6%
98,770,000 (2)	3.000%, 02/15/2048	99,020,783	2.6
	U.S. Treasury Notes: 4.1%
10,000,000	1.375%, 01/15/2020	9,832,617	0.3
22,610,000	2.625%, 06/30/2023	22,495,625	0.6
105,637,000	2.875%, 05/15/2028	105,816,501	2.8
16,588,000	1.625%-2.875%, 03/31/ 2019-05/31/2025	16,382,034	0.4
		154,526,777	4.1
	Total U.S. Treasury Obligations (Cost $252,091,007)	253,547,560	6.7
ASSET-BACKED SECURITIES: 11.6%
	Automobile Asset-Backed Securities: 0.2%
1,700,000 (1)	Oscar US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/2021	1,694,910	0.0
1,750,000 (1)	OSCAR US Funding Trust VII LLC 2017-2A A4, 2.760%, 12/10/2024	1,722,880	0.0
2,000,000 (1)	OSCAR US Funding Trust VIII LLC 2018-1A A2A, 2.910%, 04/12/2021	1,998,760	0.1
1,850,000 (1)	SunTrust Auto Receivables Trust 2015-1A B, 2.200%, 02/15/2021	1,831,059	0.1
1,700,000	Other Securities	1,690,831	0.0
		8,938,440	0.2
	Home Equity Asset-Backed Securities: 0.3%
1,300,000	Home Equity Asset Trust 2005-2 M5, 3.186%, (US0001M + 1.095%), 07/25/2035	1,315,325	0.0
2,400,000	Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2 M4, 3.006%, (US0001M + 0.915%), 03/25/2035	2,403,271	0.1

See Accompanying Notes to Financial Statements
78

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Home Equity Asset-Backed Securities (continued)
532,777		New Century Home Equity Loan Trust 2005-2 M3, 2.826%, (US0001M + 0.735%), 06/25/2035	$534,498	0.0
71,289		Renaissance Home Equity Loan Trust 2003-2 A, 2.971%, (US0001M + 0.880%), 08/25/2033	69,866	0.0
62,185		Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 2.171%, (US0001M + 0.080%), 11/25/2036	26,335	0.0
3,536,069		WaMu Asset-Backed Certificates WaMu Series 2007-HE4 2A3 Trust, 2.261%, (US0001M + 0.170%), 07/25/2047	2,574,279	0.1
2,600,000		Other Securities	2,708,819	0.1
			9,632,393	0.3
		Other Asset-Backed Securities: 10.5%
3,905,131	(1)(8)	AJAX Mortgage Loan Trust 2016-C A, 4.000% (Step Rate @ 7.000% on 11/25/ 2019), 10/25/2057	3,924,027	0.1
1,729,843	(1)(8)	AJAX Mortgage Loan Trust 2017-A A, 3.470% (Step Rate @ 6.470% on 05/25/ 2020), 04/25/2057	1,722,043	0.0
6,860,000 (1)		ALM VII R-2 Ltd. 2013-7R2A A2R, 4.348%, (US0003M + 2.000%), 10/15/2027	6,871,093	0.2
4,090,000 (1)		ALM VIII Ltd. 2013-8A A1R, 3.838%, (US0003M + 1.490%), 10/15/2028	4,097,006	0.1
2,523,779 (5	(1)(4) )(9)(10)	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/2052	—	—
2,200,000 (1)		American Homes 4 Rent 2015-SFR2 D, 5.036%, 10/17/2045	2,306,655	0.1
12,437,798 (	(1)(4) 5)(9)(10)	American Homes 4 Rent 2015-SFR2 XS, 0.000%, 10/17/2045	—	—
4,670,000 (1)		Apidos CLO XI 2012-11A BR, 4.303%, (US0003M + 1.950%), 01/17/2028	4,675,567	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
4,200,000 (1)	Apidos CLO XVII 2014-17A A2R, 4.203%, (US0003M + 1.850%), 04/17/2026	$4,200,978	0.1
7,370,000 (1)	Apidos CLO XVII 2014-17A BR, 4.853%, (US0003M + 2.500%), 04/17/2026	7,384,320	0.2
5,370,000 (1)	Apidos Clo XXV 2016-25A A1, 3.819%, (US0003M + 1.460%), 10/20/2028	5,375,182	0.2
8,000,000 (1)	Ares XLVI CLO Ltd. 2017-46A A2, 3.578%, (US0003M + 1.230%), 01/15/2030	8,012,040	0.2
5,750,000 (1)	Ares XXIX CLO Ltd. 2014-1A BR, 4.653%, (US0003M + 2.300%), 04/17/2026	5,750,972	0.2
4,280,000 (1)	Avery Point IV CLO Ltd. 2014-1A CR, 4.710%, (US0003M + 2.350%), 04/25/2026	4,282,423	0.1
4,393,000 (1)	Babson CLO Ltd. 2018-3A A2, 3.320%, (US0003M + 1.300%), 07/20/2029	4,369,607	0.1
1,600,000 (1)	Bain Capital Credit CLO 2017-1A A2, 3.709%, (US0003M + 1.350%), 07/20/2030	1,603,850	0.0
3,470,000 (1)	Barings CLO Ltd. 2017-1A A2, 3.705%, (US0003M + 1.350%), 07/18/2029	3,480,702	0.1
1,469,386 (4)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 4.005%, 10/25/2036	1,480,148	0.0
9,020,000 (1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 3.598%, (US0003M + 1.250%), 07/15/2029	9,049,766	0.2
1,800,000 (1)	Birchwood Park CLO Ltd. 2014-1A C1R, 4.598%, (US0003M + 2.250%), 07/15/2026	1,800,373	0.0
5,850,000 (1)	BlueMountain CLO 2014-4A CR, 4.869%, (US0003M + 2.550%), 11/30/2026	5,857,207	0.2
5,070,000 (1)	BlueMountain CLO 2015-1A BR, 4.842%, (US0003M + 2.500%), 04/13/2027	5,095,066	0.1

See Accompanying Notes to Financial Statements
79

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
4,570,000 (1)	Burnham Park Clo Ltd. 2016-1A A, 3.789%, (US0003M + 1.430%), 10/20/2029	$4,578,779	0.1
4,000,000 (1)	Carbone CLO Ltd 2017-1A A1, 2.809%, (US0003M + 1.140%), 01/20/2031	3,997,748	0.1
2,400,000 (1)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 3.471%, (US0003M + 1.130%), 04/17/2031	2,405,460	0.1
8,630,000 (1)	Carlyle Global Market Strategies CLO Ltd. 2017-1A A1A, 3.659%, (US0003M + 1.300%), 04/20/2031	8,640,347	0.2
4,530,000 (1)	Cedar Funding II CLO Ltd. 2013-1A CR, 4.677%, (US0003M + 2.350%), 06/09/2030	4,544,740	0.1
3,950,000 (1)	Cedar Funding IV CLO Ltd. 2014-4A CR, 4.612%, (US0003M + 2.250%), 07/23/2030	3,954,685	0.1
13,380,000 (1)	Cedar Funding VI CLO Ltd. 2016-6A A1, 3.829%, (US0003M + 1.470%), 10/20/2028	13,386,128	0.4
6,440,000 (1)	Cent CLO 2014-22A A2AR, 4.313%, (US0003M + 1.950%), 11/07/2026	6,445,751	0.2
61,334	Chase Funding Trust Series 2002-4 2A1, 2.831%, (US0001M + 0.740%), 10/25/2032	61,009	0.0
106,708	Chase Funding Trust Series 2003-5 2A2, 2.691%, (US0001M + 0.600%), 07/25/2033	103,822	0.0
3,750,000 (1)	CIFC Funding 2013-2A A1LR, 3.565%, (US0003M + 1.210%), 10/18/2030	3,762,982	0.1
3,550,000 (1)	CIFC Funding 2014-4A C1R, 5.003%, (US0003M + 2.650%), 10/17/2026	3,551,431	0.1
4,110,000 (1)	CIFC Funding 2016-1A A, 3.842%, (US0003M + 1.480%), 10/21/2028	4,116,917	0.1
525,541	Countrywide Asset-Backed Certificates 2006-26 2A3, 2.261%, (US0001M + 0.170%), 06/25/2037	524,668	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
7,300,000	Credit-Based Asset Servicing & Securitization LLC 2006-CB8 A2C, 2.241%, (US0001M + 0.150%), 10/25/2036	$6,509,977	0.2
12,160,000 (1)	Dewolf Park Clo Ltd. 2017-1A A, 3.558%, (US0003M + 1.210%), 10/15/2030	12,175,382	0.3
7,790,000 (1)	Dryden 33 Senior Loan Fund 2014-33A AR, 3.778%, (US0003M + 1.430%), 10/15/2028	7,812,544	0.2
1,200,000 (1)	Dryden 55 CLO Ltd. 2018-55A A1, 3.061%, (US0003M + 1.020%), 04/15/2031	1,198,008	0.1
8,610,000 (1)	Dryden Senior Loan Fund 2017-47A A2, 3.698%, (US0003M + 1.350%), 04/15/2028	8,616,690	0.2
7,130,000 (1)	Dryden Senior Loan Fund 2017-47A C, 4.548%, (US0003M + 2.200%), 04/15/2028	7,167,568	0.2
7,460,000 (1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 3.543%, (US0003M + 1.200%), 08/15/2030	7,468,176	0.2
3,671,550 (1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	3,703,056	0.1
3,250,000 (1)	Flatiron CLO Ltd. 2013-1A A2R, 4.003%, (US0003M + 1.650%), 01/17/2026	3,250,026	0.1
4,770,000 (1)	Flatiron CLO Ltd. 2013-1A BR, 4.703%, (US0003M + 2.350%), 01/17/2026	4,771,283	0.1
4,250,000 (1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 3.579%, (US0003M + 1.220%), 07/24/2030	4,260,731	0.1
2,100,000 (1)	Gilbert Park CLO Ltd. 2017-1A A, 3.538%, (US0003M + 1.190%), 10/15/2030	2,102,656	0.1
1,800,000 (1)	Gilbert Park CLO Ltd. 2017-1A B, 3.948%, (US0003M + 1.600%), 10/15/2030	1,803,413	0.0

See Accompanying Notes to Financial Statements
80

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
133,902		GSAMP Trust 2007-FM1 A2A, 2.161%, (US0001M + 0.070%), 12/25/2036	$70,966	0.0
3,802,079 (1)		HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	3,871,762	0.1
1,500,000 (1)		Jay Park CLO Ltd. 2016-1A B, 4.759%, (US0003M + 2.400%), 10/20/2027	1,503,141	0.0
4,300,000	(1)(7)	KKR CLO 21 A Ltd., 3.345%, (US0003M + 1.000%), 04/15/2031	4,275,920	0.1
10,000,000 (1)		LCM 26A A2 Ltd., 3.176%, (US0003M + 1.250%), 01/20/2031	10,015,080	0.3
1,308,000 (1)		LCM XIV L.P. 14A AR, 3.440%, (US0003M + 1.040%), 07/20/2031	1,307,970	0.0
6,690,000 (1)		LCM XXIII Ltd. 23A A1, 3.759%, (US0003M + 1.400%), 10/20/2029	6,720,687	0.2
58,753		Long Beach Mortgage Loan Trust 2004-4 1A1, 2.651%, (US0001M + 0.560%), 10/25/2034	57,252	0.0
4,450,000 (1)		Madison Park Funding XI Ltd. 2013-11A CR, 4.562%, (US0003M + 2.200%), 07/23/2029	4,450,480	0.1
2,120,000 (1)		Madison Park Funding XV Ltd. 2014-15A B1R, 4.566%, (US0003M + 2.200%), 01/27/2026	2,120,651	0.1
1,356,785 (1)		Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	1,362,189	0.0
1,500,000 (1)		Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/20/2044	1,499,483	0.1
4,205,800 (1)		Mosaic Solar Loans 2017-2A A LLC, 3.820%, 09/20/2042	4,181,869	0.1
4,510,000 (1)		Octagon Investment Partners 30 Ltd. 2017-1A A1, 3.679%, (US0003M + 1.320%), 03/17/2030	4,521,879	0.1
3,000,000 (1)		Octagon Investment Partners Ltd. 2017-1A A2, 3.698%, (US0003M + 1.350%), 07/15/2029	3,005,541	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
2,250,000 (1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 3.723%, (US0003M + 1.375%), 07/15/2029	$2,259,401	0.1
1,430,000 (1)	Octagon Investment Partners XIX Ltd. 2014-1A CR, 4.448%, (US0003M + 2.100%), 04/15/2026	1,430,060	0.0
4,000,000 (1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 3.705%, (US0003M + 1.350%), 07/19/2030	4,010,808	0.1
7,070,000 (1)	OHA Loan Funding Ltd. 2015-1A AR, 3.753%, (US0003M + 1.410%), 08/15/2029	7,106,375	0.2
7,900,000 (1)	OHA Loan Funding Ltd. 2015-1A BR, 4.143%, (US0003M + 1.800%), 08/15/2029	7,907,323	0.2
2,340,000 (1)	Palmer Square CLO 2013-2A BR Ltd., 4.603%, (US0003M + 2.250%), 10/17/2027	2,343,185	0.1
3,300,000 (1)	Palmer Square CLO 2015-1A BR Ltd., 4.881%, (US0003M + 2.550%), 05/21/2029	3,317,374	0.1
1,375,000 (1)	Palmer Square CLO 2015-2A A1AR Ltd., 3.629%, (US0003M + 1.270%), 07/20/2030	1,378,165	0.0
4,070,000 (1)	Palmer Square CLO 2015-2A A1BR Ltd., 3.709%, (US0003M + 1.350%), 07/20/2030	4,082,796	0.1
3,000,000 (1)	Palmer Square CLO 2018-1A A1 Ltd., 3.208%, (US0003M + 1.030%), 04/18/2031	2,984,895	0.1
5,700,000 (1)	Palmer Square Loan Funding 2017-1A C Ltd., 5.148%, (US0003M + 2.800%), 10/15/2025	5,659,331	0.1
2,000,000 (1)	Palmer Square Loan Funding 2018-1A C Ltd., 4.073%, (US0003M + 1.850%), 04/15/2026	1,984,020	0.1

See Accompanying Notes to Financial Statements
81

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
900,000	(1)(7)	Palmer Square Loan Funding 2018-2A C Ltd., 4.310%, (US0003M + 1.950%), 07/15/2026	$891,764	0.0
2,500,000		Park Place Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2005-WHQ1 M4, 3.171%, (US0001M + 1.080%), 03/25/2035	2,516,850	0.1
8,200,000 (1)		Progress Residential 2015-SFR2 E, 4.427%, 06/12/2032	8,213,842	0.2
4,375,000 (1)		Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	4,323,762	0.1
1,500,000 (1)		Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	1,496,580	0.1
2,912,216 (1)		Springleaf Funding Trust 2015-A A, 3.160%, 11/15/2024	2,911,472	0.1
10,200,000 (1)		Symphony CLO Ltd. 2012-9A AR, 3.798%, (US0003M + 1.450%), 10/16/2028	10,216,718	0.3
4,200,000 (1)		Symphony CLO Ltd. 2016-18A B, 4.162%, (US0003M + 1.800%), 01/23/2028	4,210,962	0.1
3,930,000 (1)		Symphony CLO XIV Ltd. 2014-14A C1R, 4.848%, (US0003M + 2.500%), 07/14/2026	3,930,900	0.1
4,629,500 (1)		Taco Bell Funding 2016-1A A2I, 3.832%, 05/25/2046	4,643,689	0.1
825,430 (1)		Taco Bell Funding LLC 2016-1A A2II, 4.377%, 05/25/2046	838,416	0.0
5,500,000 (1)		TES LLC 2017-1A B, 7.740%, 10/20/2047	5,648,180	0.2
2,200,000 (1)		Thacher Park CLO Ltd. 2014-1A CR, 4.559%, (US0003M + 2.200%), 10/20/2026	2,200,761	0.1
2,400,000 (1)		THL Credit Wind River 2013-2A AR CLO Ltd., 3.585%, (US0003M + 1.230%), 10/18/2030	2,406,449	0.1
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
2,570,000 (1)		THL Credit Wind River 2017-1A C CLO Ltd., 4.655%, (US0003M + 2.300%), 04/18/2029	$2,578,124	0.1
12,650,000 (1)		Wind River CLO Ltd. 2016-2A A, 3.858%, (US0003M + 1.500%), 11/01/2028	12,664,965	0.3
1,500,000	(1)(4)	Towd Point Mortgage Trust 2017-3 M1, 3.500%, 07/25/2057	1,460,639	0.0
6,300,000	(1)(4)	Towd Point Mortgage Trust 2017-6 M2, 3.250%, 10/25/2057	5,857,085	0.2
1,691,500 (1)		Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	1,647,132	0.0
1,820,993		Other Securities	1,817,847	0.0
			396,157,742	10.5
		Student Loan Asset-Backed Securities: 0.6%
1,250,000 (1)		Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	1,209,367	0.0
1,795,866 (1)		DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/2031	1,791,540	0.0
2,572,328 (1)		DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/2040	2,570,114	0.1
779,929 (1)		Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	775,822	0.0
2,000,000 (1)		Navient Private Education Refi Loan Trust 2018-A B, 3.680%, 02/18/2042	1,986,391	0.1
1,550,000 (1)		SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,501,282	0.1
1,500,000 (1)		SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,409,187	0.0
269,495 (1)		SoFi Professional Loan Program 2015-C A2, 2.510%, 08/25/2033	264,848	0.0

See Accompanying Notes to Financial Statements
82

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities (continued)
2,500,000	(1)(4)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	$2,398,301	0.1
2,100,000 (1)		SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	2,044,854	0.0
2,200,000 (1)		Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	2,168,853	0.1
5,000,000 (1)		Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	4,999,819	0.1
			23,120,378	0.6
		Total Asset-Backed Securities (Cost $436,203,448)	437,848,953	11.6
COMMERCIAL MORTGAGE-BACKED SECURITIES: 4.7%
10,870,000		BANK 2017-BNK8 A4, 3.488%, 11/15/2050	10,689,570	0.3
4,130,000 (4)		BANK 2017-BNK8 B, 3.931%, 11/15/2050	4,087,271	0.1
41,614,487	(4)(5)	Barclays Commercial Mortgage Trust 2017-C1 XA, 1.685%, 02/15/2050	4,100,950	0.1
22,800,000	(1)(4)(5)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	917,677	0.0
753,698	(1)(4)	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 L, 5.405%, 01/12/2041	753,776	0.0
1,350,000	(1)(4)	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 M, 5.405%, 01/12/2041	1,344,432	0.1
1,350,000	(1)(4)	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 N, 5.405%, 01/12/2041	1,332,393	0.0
1,089,649 (1)		Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/2018	1,088,376	0.0
20,410,625	(4)(5)	CD 2016-CD1 Mortgage Trust XA, 1.565%, 08/10/2049	1,753,405	0.0
3,520,000 (1)		CHT 2017-COSMO A Mortgage Trust, 3.003%, (US0001M + 0.930%), 11/15/2036	3,522,296	0.1
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,570,000 (4)		Citigroup Commercial Mortgage Trust 2017-P8 C, 4.414%, 09/15/2050	$3,481,869	0.1
35,887,524	(4)(5)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.073%, 09/15/2050	2,406,933	0.0
59,021,000	(4)(5)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.604%, 06/10/2051	3,141,369	0.1
17,768,313	(4)(5)	COMM 2012-CR1 XA, 2.050%, 05/15/2045	1,058,745	0.0
14,854,635	(4)(5)	COMM 2012-CR2 XA, 1.817%, 08/15/2045	820,086	0.0
26,213,128	(4)(5)	COMM 2012-CR3 XA, 2.038%, 10/15/2045	1,708,823	0.1
65,166,000	(1)(4)(5)	COMM 2012-CR4 XB, 0.747%, 10/15/2045	1,620,196	0.0
21,580,825	(4)(5)	COMM 2012-CR5 XA, 1.696%, 12/10/2045	1,202,909	0.0
32,122,643	(1)(4)(5)	COMM 2012-LC4 XA, 2.383%, 12/10/2044	1,835,549	0.1
85,979,020	(4)(5)	COMM 2014-UBS2 XA, 1.507%, 03/10/2047	4,186,069	0.1
214,711,000	(1)(4)(5)	COMM 2014-UBS2 XB, 0.208%, 03/10/2047	1,715,240	0.1
4,000,000 (4)		COMM 2015-PC1 C, 4.589%, 07/10/2050	3,732,109	0.1
910,000 (4)		COMM 2016-COR1 C, 4.540%, 10/10/2049	895,390	0.0
82,765,690	(4)(5)	COMM 2016-CR28 XA, 0.692%, 02/10/2049	3,184,774	0.1
4,450,000	(1)(4)	DBUBS 2011-LC2A D, 5.719%, 07/10/2044	4,589,944	0.1
25,317,409	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K006 BX1, 5.542%, 02/25/2020	2,088,084	0.1
20,760,000	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K008 X3, 5.444%, 08/25/2020	2,038,487	0.1
45,593,599	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K014 X1, 1.341%, 04/25/2021	1,257,239	0.0
84,529,000	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K019 X3, 2.052%, 05/25/2040	5,671,296	0.2

See Accompanying Notes to Financial Statements
83

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
33,996,139	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X1, 1.553%, 05/25/2022	$1,529,034	0.0
36,470,000	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X3, 1.938%, 05/25/2040	2,359,718	0.1
46,226,686	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K023 X1, 1.393%, 08/25/2022	1,994,307	0.1
22,000,000	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K028 X3, 1.719%, 06/25/2041	1,530,342	0.0
27,650,000	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K029 X3, 1.649%, 05/25/2041	1,831,514	0.0
15,700,000	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.852%, 12/25/2041	1,286,984	0.0
31,440,000	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K040 X3, 2.104%, 11/25/2042	3,389,672	0.1
35,800,243	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K706 X1, 1.686%, 10/25/2018	118,348	0.0
30,984,016	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K707 X1, 1.644%, 12/25/2018	100,980	0.0
47,848,125	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K709 X1, 1.631%, 03/25/2019	321,712	0.0
46,917,826	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X1, 1.800%, 07/25/2019	499,816	0.0
55,973,226	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K712 X1, 1.448%, 11/25/2019	706,119	0.0
104,399,984	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates KC01 X1, 0.842%, 12/25/2022	2,069,500	0.1
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
602,194,308	(1)(5)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	$1,611,231	0.0
445,208,997	(1)(5)	FREMF Mortgage Trust 2013-K29 X2A, 0.125%, 05/25/2046	2,063,187	0.1
7,600,000	(1)(4)	GS Mortgage Securities Trust 2010-C2 D, 5.355%, 12/10/2043	7,738,670	0.2
4,400,000	(1)(4)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	3,979,388	0.1
33,255,402	(4)(5)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.405%, 05/10/2045	1,683,891	0.0
15,046,458	(4)(5)	GS Mortgage Securities Trust 2013-GC16 XA, 1.558%, 11/10/2046	554,817	0.0
48,249,767	(4)(5)	GS Mortgage Securities Trust 2014-GC22 XA, 1.160%, 06/10/2047	2,033,399	0.1
206,192	(1)(4)	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 H, 5.955%, 05/15/2041	205,931	0.0
23,450,000	(1)(4)(5)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.413%, 12/15/2047	324,377	0.0
623,227	(1)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2003-CB6 H, 5.379%, 07/12/2037	618,389	0.0
3,632,778 (4)		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.466%, 06/12/2041	3,689,489	0.1
32,634,026	(4)(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.653%, 06/15/2045	1,289,247	0.0
2,600,000	(1)(4)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.253%, 11/15/2045	2,594,405	0.1
29,951,469	(4)(5)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XA, 1.262%, 01/15/2048	1,301,478	0.0

See Accompanying Notes to Financial Statements
84

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,685,628	(4)(5)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.294%, 10/15/2048	$128,220	0.0
20,138,728	(4)(5)	JPMCC Commercial Mortgage Securities Trust 2017-JP6 XA, 1.477%, 07/15/2050	1,436,588	0.1
128,598	(1)(4)	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.854%, 02/15/2040	128,256	0.0
2,723,000	(1)(4)	LB-UBS Commercial Mortgage Trust 2005-C1 H, 5.954%, 02/15/2040	2,724,601	0.1
2,600,000	(1)(4)	LB-UBS Commercial Mortgage Trust 2005-C5 G, 5.350%, 09/15/2040	2,653,326	0.1
2,188,818	(1)(4)(5)	LB-UBS Commercial Mortgage Trust 2006-C7 XCL, 0.899%, 11/15/2038	5,803	0.0
11,435,631	(1)(4)(5)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.899%, 11/15/2038	30,275	0.0
3,930,000	(1)(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 D, 4.843%, 08/15/2045	3,939,166	0.1
5,000,000 (4)		Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20 C, 4.610%, 02/15/2048	4,918,130	0.1
1,000,000	(1)(4)	Morgan Stanley Capital I Trust 2005-T19 G, 5.784%, 06/12/2047	985,061	0.0
2,375,000	(1)(4)	Morgan Stanley Capital I Trust 2011-C1 D, 5.599%, 09/15/2047	2,449,842	0.1
3,325,000	(1)(4)	Morgan Stanley Capital I Trust 2011-C1 E, 5.599%, 09/15/2047	3,433,159	0.1
3,480,000 (1)		Morgan Stanley Capital I, Inc. 2017-JWDR A, 2.923%, (US0001M + 0.850%), 11/15/2034	3,477,881	0.1
1,710,437 (1)		Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/2049	1,687,399	0.1
79,702,122	(4)(5)	UBS Commercial Mortgage Trust 2017-C5, 1.175%, 11/15/2050	5,424,470	0.1
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
26,718,944	(1)(4)(5)	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.053%, 08/10/2049	$1,755,133	0.1
32,452,418	(4)(5)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.284%, 12/15/2047	1,712,079	0.0
21,543,496	(1)(4)(5)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.007%, 08/15/2045	1,303,209	0.0
9,020,000	(1)(4)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.414%, 03/15/2045	6,970,865	0.2
14,180,000	(1)(4)	WFRBS Commercial Mortgage Trust 2013-C11 G, 4.414%, 03/15/2045	5,655,241	0.2
58,166,870	(1)(4)(5)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.416%, 03/15/2048	2,754,521	0.1
1,042,015		Other Securities	1,022,326	0.0
		Total Commercial Mortgage-Backed Securities (Cost $180,658,604)	178,246,753	4.7

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 18.4%
	Affiliated Investment Companies: 18.4%
9,246,286	Voya Emerging Markets Corporate Debt Fund - Class P	87,932,178	2.3
14,503,851	Voya Emerging Markets Hard Currency Debt Fund - Class P	133,145,351	3.5
8,932,974	Voya Emerging Markets Local Currency Debt Fund - Class P	62,977,465	1.7
2,482,643	Voya Floating Rate Fund Class P	24,329,902	0.6
14,199,909	Voya High Yield Bond Fund - Class P	111,327,290	3.0
13,124,726	Voya Investment Grade Credit Fund - Class P	136,103,411	3.6
13,401,561	Voya Securitized Credit Fund - Class P	137,634,030	3.7
	Total Mutual Funds (Cost $731,633,032)	693,449,627	18.4

See Accompanying Notes to Financial Statements
85

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.0%
	Utilities: 0.0%
88,468 (11)	Other Securities	$2,072,805	0.0
	Total Preferred Stock (Cost $2,211,700)	2,072,805	0.0
	Total Long-Term Investments (Cost $4,049,195,606)	3,966,007,373	105.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.3%
	Commercial Paper: 3.2%
5,945,000	AT&T, Inc., 2.540%, 07/10/2018	5,940,867	0.1
10,000,000	Autozone Inc D, 2.660%, 07/06/2018	9,995,625	0.3
22,000,000	Concord Minute, 2.390%, 07/05/2018	21,992,799	0.6
7,000,000	Consolidated E, 2.940%, 07/03/2018	6,998,310	0.2
2,500,000	Harley Davison, 2.570%, 09/07/2018	2,487,930	0.1
40,000,000	Johnson CTLS I, 3.280%, 07/02/2018	39,992,817	1.0
15,000,000	Marriott Intl, 2.520%, 07/11/2018	14,988,625	0.4
14,000,000	McDonald’s Corp., 2.540%, 07/10/2018	13,990,268	0.4
5,000,000	NBC Universal, 2.470%, 07/19/2018	4,993,583	0.1
		121,380,824	3.2
	Securities Lending Collateral(12): 2.7%
48,626,882	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $48,635,195, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $49,599,419, due 07/25/18-06/15/53)	48,626,882	1.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(12) (continued)
4,987,210	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $4,988,145, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $5,086,955, due 11/15/42-08/15/44)	$4,987,210	0.1
24,313,441	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $24,317,338, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $24,799,781, due 01/31/20-09/09/49)	24,313,441	0.7
24,313,441	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $24,318,037, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $24,799,891, due 07/15/19-02/15/48)	24,313,441	0.6
		102,240,974	2.7

See Accompanying Notes to Financial Statements
86

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.4%
14,300,000 (13)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810% (Cost $14,300,000)	$14,300,000	0.4
	Total Short-Term Investments (Cost $237,936,565)	237,921,798	6.3
	Total Investments in Securities (Cost $4,287,132,171)	$4,203,929,171	111.5
	Liabilities in Excess of Other Assets	(435,256,553)	(11.5)
	Net Assets	$3,768,672,618	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
The grouping contains securities on loan.

(4)
Variable rate security. Rate shown is the rate in effect as of June 30, 2018.

(5)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(6)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(7)
Settlement is on a when-issued or delayed-delivery basis.

(8)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2018.

(9)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(10)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2018.

(11)
The grouping contains non-income producing securities.

(12)
Represents securities purchased with cash collateral received for securities on loan.

(13)
Rate shown is the 7-day yield as of June 30, 2018.

BRL
Brazilian Real

CLP
Chilean Peso

IDR
Indonesian Rupiah

MXN
Mexican Peso

PEN
Peruvian Nuevo Sol

PLN
Polish Zloty

RON
Romanian New Leu

RUB
Russian Ruble

Reference Rate Abbreviations:
12MTA
12-month Treasury Average

COF 11
11th District Costs of Funds

H15T1Y
U.S. Treasury 1-Year Constant Maturity

PRIME
Federal Reserve Bank Prime Loan Rate

US0001M
1-month LIBOR

US0003M
3-month LIBOR

US0006M
6-month LIBOR

US0012M
12-month LIBOR

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Mutual Funds	$693,449,627	$—	$—	$693,449,627
Preferred Stock	2,072,805	—	—	2,072,805
Corporate Bonds/Notes	—	1,005,557,610	—	1,005,557,610
Collateralized Mortgage Obligations	—	541,009,847	—	541,009,847
See Accompanying Notes to Financial Statements
87

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Municipal Bonds	—	2,079,219	—	2,079,219
Foreign Government Bonds	—	52,858,504	—	52,858,504
U.S. Treasury Obligations	—	253,547,560	—	253,547,560
Asset-Backed Securities	—	437,848,953	—	437,848,953
U.S. Government Agency Obligations	—	799,336,495	—	799,336,495
Commercial Mortgage-Backed Securities	—	178,246,753	—	178,246,753
Short-Term Investments	14,300,000	223,621,798	—	237,921,798
Total Investments, at fair value	$719,634,786	$3,484,294,385	$—	$4,203,929,171
Other Financial Instruments+
Centrally Cleared Swaps	—	13,633,972	—	13,633,972
Forward Foreign Currency Contracts	—	6,500,649	—	6,500,649
Forward Premium Swaptions	—	606,094	—	606,094
Futures	2,807,424	—	—	2,807,424
Total Assets	$722,442,210	$3,505,035,100	$–	$4,227,477,310
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(14,893,476)	$—	$(14,893,476)
Forward Foreign Currency Contracts	—	(1,310,907)	—	(1,310,907)
Futures	(2,113,863)	—	—	(2,113,863)
Total Liabilities	$(2,113,863)	$(16,204,383)	$—	$(18,318,246)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2018, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2018	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$90,929,629	$2,289,048	$—	$(5,286,499)	$87,932,178	$2,289,048	$—	$—
Voya Emerging Markets Hard Currency Debt Fund - Class P	140,636,301	3,409,710	—	(10,900,660)	133,145,351	3,409,710	—	—
Voya Emerging Markets Local Currency Debt Fund - Class P	67,807,597	1,584,912	—	(6,415,044)	62,977,465	1,584,912	—	—
Voya Floating Rate Fund Class P	23,828,877	536,963	—	(35,938)	24,329,902	542,798	—	—
Voya High Yield Bond Fund - Class P	126,260,947	3,460,947	(15,414,648)	(2,979,956)	111,327,290	3,460,947	(414,649)	—
Voya Investment Grade Credit Fund Class P	141,136,923	2,610,723	—	(7,644,235)	136,103,411	2,609,242	—	—
Voya Securitized Credit Fund Class P	135,179,121	3,502,123	—	(1,047,214)	137,634,030	3,501,799	—	—
	$725,779,395	$17,394,426	$(15,414,648)	$(34,309,546)	$693,449,627	$17,398,456	$(414,649)	$—

See Accompanying Notes to Financial Statements
88

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2018, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 779,000	THB 24,177,589	Barclays Bank PLC	07/13/18	$49,035
IDR 32,169,248,000	USD 2,272,000	Barclays Bank PLC	07/13/18	(28,388)
USD 3,596,385	IDR 50,194,746,125	Barclays Bank PLC	07/13/18	95,603
USD 1,505,295	MYR 6,097,198	Barclays Bank PLC	07/13/18	(4,037)
USD 1,505,295	MYR 6,094,188	Barclays Bank PLC	07/13/18	(3,292)
MYR 14,795,150	USD 3,786,831	Barclays Bank PLC	07/13/18	(124,363)
USD 582,728	PHP 30,666,070	Barclays Bank PLC	07/13/18	8,546
USD 779,000	MYR 3,041,606	Barclays Bank PLC	07/13/18	26,065
MXN 1,595,907	USD 77,856	Barclays Bank PLC	08/10/18	2,007
PLN 4,202	USD 1,179	Barclays Bank PLC	08/10/18	(57)
USD 6,461,507	BRL 23,962,368	Barclays Bank PLC	08/10/18	306,462
USD 6,128,260	ZAR 74,984,710	Barclays Bank PLC	08/10/18	689,351
USD 4,343,507	CLP 2,755,868,188	Barclays Bank PLC	08/10/18	125,372
USD 6,460,793	BRL 23,962,368	Barclays Bank PLC	08/10/18	305,747
HUF 1,340,917,453	USD 4,951,000	Barclays Bank PLC	08/10/18	(184,419)
USD 6,243,706	IDR 86,450,357,094	BNP Paribas	07/13/18	214,313
USD 5,679,000	BRL 20,948,014	BNP Paribas	08/10/18	298,231
USD 4,672,000	IDR 64,828,672,000	Citibank N.A.	07/13/18	150,589
USD 4,541,128	THB 142,019,697	Citibank N.A.	07/13/18	253,298
USD 1,894,000	HUF 513,568,138	Citibank N.A.	08/10/18	68,411
HUF 1,331,407,198	USD 4,937,000	Citibank N.A.	08/10/18	(204,225)
USD 4,607,916	COP 13,337,290,638	Citibank N.A.	08/10/18	65,408
USD 379,000	CZK 8,185,600	Citibank N.A.	08/10/18	10,131
USD 3,061,000	CZK 65,967,580	Citibank N.A.	08/10/18	88,290
USD 2,699,500	CZK 56,119,393	Citibank N.A.	08/10/18	170,581
RON 404,300	USD 103,938	Citibank N.A.	08/10/18	(2,880)
CZK 89,346,159	USD 4,225,000	Citibank N.A.	08/10/18	(198,776)
USD 2,699,500	CZK 56,074,392	Citibank N.A.	08/10/18	172,608
IDR 2,842,655,917	USD 199,990	Goldman Sachs International	07/13/18	(1,732)
USD 1,513,000	PHP 80,754,862	Goldman Sachs International	07/13/18	971
USD 5,157,522	MYR 20,214,909	Goldman Sachs International	07/13/18	153,419
USD 1,894,000	BRL 7,023,710	Goldman Sachs International	08/10/18	89,869
USD 3,776,000	PLN 13,823,107	Goldman Sachs International	08/10/18	83,540
BRL 15,594,276	USD 3,988,000	Goldman Sachs International	08/10/18	17,592
CZK 89,278,588	USD 4,217,000	Goldman Sachs International	08/10/18	(193,821)
RUB 22,306,471	USD 347,733	Goldman Sachs International	08/10/18	5,962
USD 385,000	RUB 24,060,321	Goldman Sachs International	08/10/18	3,495
BRL 15,317,110	USD 3,988,000	Goldman Sachs International	08/10/18	(53,601)
USD 3,689,416	RUB 231,478,914	Goldman Sachs International	08/10/18	19,043
USD 3,689,220	RUB 231,478,914	Goldman Sachs International	08/10/18	18,848
USD 3,527,546	HUF 884,306,740	Goldman Sachs International	08/10/18	384,087
USD 3,689,281	RUB 231,478,914	Goldman Sachs International	08/10/18	18,908
USD 3,400,000	PLN 12,578,182	Goldman Sachs International	08/10/18	40,087
CLP 236,762,812	USD 379,000	Goldman Sachs International	08/10/18	(16,611)
USD 3,689,954	RUB 231,478,914	Goldman Sachs International	08/10/18	19,581
USD 115,786	CZK 2,364,179	HSBC Bank USA N.A.	08/10/18	9,248
USD 11,897,902	PLN 40,232,278	HSBC Bank USA N.A.	08/10/18	1,150,964
See Accompanying Notes to Financial Statements
89

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 8,462,115	MXN 170,347,793	HSBC Bank USA N.A.	08/10/18	(62,465)
USD 4,969,391	RON 18,659,223	HSBC Bank USA N.A.	08/10/18	305,346
USD 3,698,060	PEN 12,125,661	HSBC Bank USA N.A.	08/10/18	11,402
USD 4,225,149	TRY 17,920,311	HSBC Bank USA N.A.	08/10/18	388,620
USD 6,472,467	BRL 23,962,368	HSBC Bank USA N.A.	08/10/18	317,422
USD 7,583,000	HUF 2,031,330,628	JPMorgan Chase Bank N.A.	08/10/18	362,197
CZK 88,866,009	USD 4,203,000	JPMorgan Chase Bank N.A.	08/10/18	(198,413)
SGD 1,301,141	USD 988,977	Morgan Stanley	07/13/18	(33,827)
				$5,189,742

At June 30, 2018, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	1,546	09/19/18	$185,809,875	$964,288
U.S. Treasury 2-Year Note	1,065	09/28/18	225,596,954	(85,174)
U.S. Treasury 5-Year Note	1,109	09/28/18	126,001,461	(200,941)
U.S. Treasury Ultra Long Bond	621	09/19/18	99,088,312	(260,407)
			$636,496,602	$417,766
Short Contracts:
Euro-Bobl 5-Year	(1,266)	09/06/18	(195,404,958)	(1,567,341)
U.S. Treasury Long Bond	(2)	09/19/18	(290,000)	824
U.S. Treasury Ultra 10-Year Note	(2,816)	09/19/18	(361,108,000)	1,842,312
			$(556,802,958)	$275,795

At June 30, 2018, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 30, Version 1	Buy	5.000	06/20/23	USD 53,000,000	$(3,045,062)	$59,148
					$(3,045,062)	$59,148

(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Payments made quarterly.

(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2018, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	1.460%	Semi-Annual	10/13/20	USD 225,664,000	$(6,812,508)	$(6,812,508)
Pay	3-month USD-LIBOR	Quarterly	2.372	Semi-Annual	10/13/30	USD 50,908,000	(3,288,714)	(3,288,714)
Pay	3-month USD-LIBOR	Quarterly	2.510	Semi-Annual	10/13/35	USD 29,003,000	(2,002,924)	(2,002,924)
See Accompanying Notes to Financial Statements
90

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	2.593	Semi-Annual	10/13/40	USD 40,443,000	(2,789,330)	(2,789,330)
Receive	3-month USD-LIBOR	Quarterly	1.668	Semi-Annual	10/30/19	USD 444,148,000	5,945,033	5,945,033
Receive	3-month USD-LIBOR	Quarterly	1.780	Semi-Annual	10/13/22	USD 112,415,000	5,057,748	5,057,748
Receive	3-month USD-LIBOR	Quarterly	2.619	Semi-Annual	10/13/45	USD 35,916,000	2,572,043	2,572,043
							$(1,318,652)	$(1,318,652)

At June 30, 2018, the following over-the-counter forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/ (payable) at expiration	Unrealized Appreciation/ (Depreciation)
Call on 5-year Interest Rate Swap (Purchased)	Bank of America N.A.	0.000%	Receive	3-month USD-LIBOR	02/20/19	USD 88,010,000	$(4,708,535)	$94,761
Call on 5-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	3-month USD-LIBOR	04/25/19	USD 125,038,000	(6,611,384)	206,981
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	02/13/19	USD 88,010,000	(4,770,190)	32,026
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	03/06/19	USD 88,010,000	(4,715,136)	86,624
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	04/25/19	USD 138,992,000	(7,394,374)	185,702
							$(28,199,619)	$606,094

Currency Abbreviations
BRL  –  Brazilian Real
CLP  –  Chilean Peso
COP  –  Colombian Peso
CZK  –  Czech Koruna
HUF  –  Hungarian Forint
IDR  –  Indonesian Rupiah
MXN  –  Mexican Peso
MYR  –  Malaysian Ringgit
PEN  –  Peruvian Nuevo Sol
PHP  –  Philippine Peso
PLN  –  Polish Zloty
RON  –  Romanian New Leu
RUB  –  Russian Ruble
SGD  –  Singapore Dollar
THB  –  Thai Baht
TRY  –  Turkish Lira
USD   –  United States Dollar
ZAR  –  South African Rand
See Accompanying Notes to Financial Statements
91

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$6,500,649
Interest rate contracts	Net Assets — Unrealized appreciation*	2,807,424
Credit contracts	Net Assets — Unrealized appreciation**	59,148
Interest rate contracts	Net Assets — Unrealized appreciation**	13,574,824
Interest rate contracts	Net Assets — Unrealized appreciation***	606,094
Total Asset Derivatives		$23,548,139
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,310,907
Interest rate contracts	Net Assets — Unrealized depreciation*	2,113,863
Interest rate contracts	Net Assets — Unrealized depreciation**	14,893,476
Total Liability Derivatives		$18,318,246

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

**
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

***
Includes cumulative appreciation/depreciation of forward premium swaptions as reported in the following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts**	Futures	Swaps	Total
Credit contracts	$—	$—	$2,606,172	$2,606,172
Equity contracts	—	(179,129)	—	(179,129)
Foreign exchange contracts	2,227,447	—	—	2,227,447
Interest rate contracts	—	(6,421,358)	100,662	(6,320,696)
Total	$2,227,447	$(6,600,487)	$2,706,834	$(1,666,206)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts**	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$29,190	$29,190
Equity contracts	—	—	—	—	—
Foreign exchange contracts	—	5,910,378	—	—	5,910,378
Interest rate contracts	606,094	—	969,923	(1,523,930)	52,087
Total	$606,094	$5,910,378	$969,923	$(1,494,740)	$5,991,655

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements
92

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2018 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2018:
	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley	Morgan Stanley Capital Services LLC	Totals
Assets:
Forward foreign currency contracts	$—	$1,608,188	$512,544	$979,316	$855,402	$2,183,002	$362,197	$—	$—	$6,500,649
Forward premium swaptions	94,761	206,981	—	—	—	—	—	—	304,352	606,094
Total Assets	$94,761	$1,815,169	$512,544	$979,316	$855,402	$2,183,002	$362,197	$—	$304,352	$7,106,743
Liabilities:
Forward foreign currency contracts	$—	$344,556	$—	$405,881	$265,765	$62,465	$198,413	$33,827	$—	$1,310,907
Total Liabilities	$—	$344,556	$—	$405,881	$265,765	$62,465	$198,413	$33,827	$—	$1,310,907
Net OTC derivative instruments by counterparty, at fair value	$94,761	$1,470,613	$512,544	$573,435	$589,637	$2,120,537	$163,784	$(33,827)	$304,352	5,795,836
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$(1,100,000)	$(260,000)	$(407,000)	$—	$(1,970,000)	$—	$—	$(304,352)	$(4,041,352)
Net Exposure(1)(2)	$94,761	$370,613	$252,544	$166,435	$589,637	$150,537	$163,784	$(33,827)	$—	$1,754,484

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At June 30, 2018, the Portfolio had received $370,000 in cash collateral from Morgan Stanley Capital Services LLC. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $4,286,145,090.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$57,172,429
Gross Unrealized Depreciation	(136,657,752)
Net Unrealized Depreciation	$(79,485,323)

See Accompanying Notes to Financial Statements
93

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2018 (Unaudited)

Sector Diversification as of June 30, 2018 (as a percentage of net assets)

Financials	19.8%
Industrials	16.3%
Information Technology	15.3%
Health Care	12.9%
Consumer Discretionary	12.2%
Real Estate	6.4%
Energy	4.2%
Materials	4.1%
Utilities	3.1%
Consumer Staples	1.7%
Exchange-Traded Funds	1.1%
Telecommunication Services	0.9%
Assets in Excess of Other Liabilities*	2.0%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.9%
		Consumer Discretionary: 12.2%
56,054		Childrens Place, Inc./The	$6,771,323	1.0
295,637		Extended Stay America, Inc.	6,388,716	1.0
62,214 (1)		Helen of Troy Ltd.	6,124,968	0.9
75,883		Jack in the Box, Inc.	6,459,161	1.0
59,245		Marriott Vacations Worldwide Corp.	6,692,315	1.0
381,287	(1)(2)	Party City Holdco, Inc.	5,814,627	0.9
206,142 (2)		Red Rock Resorts, Inc.	6,905,757	1.0
1,117,423	(3)(4)	Other Securities	35,545,370	5.4
			80,702,237	12.2
		Consumer Staples: 1.7%
162,449 (1)		Performance Food Group Co.	5,961,878	0.9
404,365 (4)		Other Securities	5,499,364	0.8
			11,461,242	1.7
		Energy: 4.2%
225,244	(1)(2)	Carrizo Oil & Gas, Inc.	6,273,045	1.0
236,917 (1)		Unit Corp.	6,055,599	0.9
1,197,894 (4)		Other Securities	15,353,012	2.3
			27,681,656	4.2
		Financials: 19.8%
199,271		Cadence BanCorp	5,752,954	0.9
193,170		CenterState Bank Corp.	5,760,330	0.9
135,441		Chemical Financial Corp.	7,540,001	1.1
162,378		Great Western Bancorp, Inc.	6,818,252	1.0
142,395		Houlihan Lokey, Inc.	7,293,472	1.1
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
92,234		Independent Bank Group, Inc.	$6,161,231	0.9
189,747 (1)		Seacoast Banking Corp. of Florida	5,992,210	0.9
112,697		Selective Insurance Group	6,198,335	0.9
111,041		Stifel Financial Corp.	5,801,892	0.9
109,274		WSFS Financial Corp.	5,824,304	0.9
2,327,978 (4)		Other Securities	68,449,923	10.3
			131,592,904	19.8
		Health Care: 12.9%
99,283 (1)		AMN Healthcare Services, Inc.	5,817,984	0.9
2,097,174	(3)(4)	Other Securities	79,973,503	12.0
			85,791,487	12.9
		Industrials: 16.3%
202,474		ABM Industries, Inc.	5,908,191	0.9
202,272		Actuant Corp.	5,936,683	0.9
89,564 (1)		Atlas Air Worldwide Holdings, Inc.	6,421,739	1.0
93,492		EMCOR Group, Inc.	7,122,221	1.1
108,115		Granite Construction, Inc.	6,017,681	0.9
151,169 (2)		Healthcare Services Group, Inc.	6,528,989	1.0
674,238		Pitney Bowes, Inc.	5,778,220	0.9
120,726		Tetra Tech, Inc.	7,062,471	1.0
174,789		Universal Forest Products, Inc.	6,400,773	1.0
79,687		Watts Water Technologies, Inc.	6,247,461	0.9
89,163		Woodward, Inc.	6,853,068	1.0
674,285	(3)(4)	Other Securities	38,069,337	5.7
			108,346,834	16.3
		Information Technology: 15.3%
332,556 (1)		8x8, Inc.	6,667,748	1.0
295,546 (1)		ACI Worldwide, Inc.	7,291,120	1.1
37,638 (1)		CACI International, Inc.	6,343,885	0.9
83,614		j2 Global, Inc.	7,241,808	1.1
201,723 (1)		Netscout Systems, Inc.	5,991,173	0.9
107,326 (1)		Plexus Corp.	6,390,190	1.0
1,670,774	(3)(4)	Other Securities	61,641,274	9.3
			101,567,198	15.3
		Materials: 4.1%
106,398		Carpenter Technology Corp.	5,593,343	0.8
136,480		PolyOne Corp.	5,898,666	0.9
444,022		Other Securities	15,782,264	2.4
			27,274,273	4.1
		Real Estate: 6.4%
302,106		Americold Realty Trust	6,652,374	1.0
715,319		Cousins Properties, Inc.	6,931,441	1.0

See Accompanying Notes to Financial Statements
94

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
345,402	Easterly Government Properties, Inc.	$6,825,144	1.0
188,627	First Industrial Realty Trust, Inc.	6,288,824	1.0
169,178	Hudson Pacific Properties, Inc.	5,993,977	0.9
251,728	Urban Edge Properties	5,757,019	0.9
125,918	Other Securities	3,661,695	0.6
		42,110,474	6.4
	Telecommunication Services: 0.9%
447,442 (1)	Vonage Holdings Corp.	5,767,527	0.9
	Utilities: 3.1%
91,669 (2)	Black Hills Corp.	5,611,059	0.9
61,299	Idacorp, Inc.	5,654,220	0.9
184,788	Other Securities	8,925,022	1.3
		20,190,301	3.1
	Total Common Stock (Cost $580,441,248)	642,486,133	96.9
EXCHANGE-TRADED FUNDS: 1.1%
44,904	iShares Russell 2000 ETF	7,353,928	1.1
	Total Exchange-Traded Funds (Cost $6,021,380)	7,353,928	1.1
	Total Long-Term Investments (Cost $586,462,628)	649,840,061	98.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.8%
	Securities Lending Collateral(5): 4.8%
7,556,350	Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.00%, due 07/02/18 (Repurchase Amount $7,557,592, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $7,707,477, due 07/05/18-09/09/49)	7,556,350	1.2
7,556,350	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $7,557,766, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $7,707,478, due 11/15/42-08/15/44)	7,556,350	1.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
1,589,106	MUFG Securities America Inc., Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $1,589,383, collateralized by various U.S. Government Agency Obligations, 2.430%-6.000%, Market Value plus accrued interest $1,620,888, due 02/01/21-10/15/58)	$1,589,106	0.3
7,556,350	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $7,557,561, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $7,707,499, due 01/31/20-09/09/49)	7,556,350	1.1
7,556,350	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $7,557,778, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,707,533, due 07/15/ 19-02/15/48)	7,556,350	1.1
		31,814,506	4.8
Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.0%
20,066,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810% (Cost $20,066,000)	20,066,000	3.0
	Total Short-Term Investments (Cost $51,880,506)	51,880,506	7.8

See Accompanying Notes to Financial Statements
95

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2018 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $638,343,134)	$701,720,567	105.8
Liabilities in Excess of Other Assets	(38,362,519)	(5.8)
Net Assets	$663,358,048	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2018.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
The grouping contains securities on loan.

(4)
The grouping contains non-income producing securities.

(5)
Represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of June 30, 2018.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$642,486,133	$—	$—	$642,486,133
Exchange-Traded Funds	7,353,928	—	—	7,353,928
Short-Term Investments	20,066,000	31,814,506	—	51,880,506
Total Investments, at fair value	$669,906,061	$31,814,506	$—	$701,720,567

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $642,542,512.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$84,666,633
Gross Unrealized Depreciation	(25,488,578)
Net Unrealized Appreciation	$59,178,055

See Accompanying Notes to Financial Statements
96

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
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Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments, as applicable, is included as part of the report to shareholders filed under Item 1 of this Form and filed herein, as applicable.

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Consumer Discretionary: 4.8%
14,604		APN Outdoor Group Ltd.	67,781	0.1
6,020		ARB Corp. Ltd.	101,760	0.1
36,594	(1)	Ardent Leisure Group	53,335	0.0
55,845		Aristocrat Leisure Ltd.	1,275,354	1.2
22,892		Automotive Holdings Group Ltd.	48,194	0.0
23,502	(1)	Bapcor Ltd.	113,805	0.1
7,953		Breville Group Ltd.	68,332	0.1
7,101	(1)	Corporate Travel Management Ltd.	143,265	0.1
31,397		Crown Resorts Ltd.	313,274	0.3
5,455	(1)	Domino's Pizza Enterprises Ltd.	210,675	0.2
201,555		Fairfax Media Ltd.	111,672	0.1
5,049	(1)	Flight Centre Travel Group Ltd.	237,677	0.2
37,970	(1)	G8 Education Ltd.	65,382	0.1
10,181	(1)	Greencross Ltd.	33,740	0.0
7,473		GUD Holdings Ltd.	78,261	0.1
52,384	(1)	Harvey Norman Holdings Ltd.	128,693	0.1
10,970		IDP Education Ltd.	85,324	0.1
9,459		Invocare Ltd.	96,064	0.1
9,812	(1)	JB Hi-Fi Ltd.	163,042	0.2
26,796		Navitas Ltd.	87,940	0.1
5,575		News Corp.	86,880	0.1
65,652		Nine Entertainment Co. Holdings Ltd.	120,388	0.1
5,637	(2)	oOh!media Ltd.	20,650	0.0
12,963		oOh!media Ltd.	47,446	0.0
8,412		Premier Investments Ltd.	104,981	0.1
78,269		Seven West Media Ltd.	48,580	0.0
25,756		SKYCITY Entertainment Group Ltd.	70,475	0.1
66,054		Southern Cross Media Group Ltd.	63,931	0.1
72,068		Star Entertainment Grp Ltd.	262,507	0.2
12,110		Super Retail Group Ltd.	72,540	0.1
176,189		Tabcorp Holdings Ltd.	580,825	0.5
21,502		Trade Me Ltd.	67,890	0.1
9,929	(1)	Webjet Ltd.	98,687	0.1
			5,129,350	4.8

		Consumer Staples: 8.0%
63,661	(2)	a2 Milk Co. Ltd.	494,486	0.5
16,221	(1)	Bega Cheese Ltd.	88,767	0.1
7,648	(2)	Bellamy's Australia Ltd.	87,781	0.1
1,106		Blackmores Ltd.	116,354	0.1
44,226		Coca-Cola Amatil Ltd.	300,810	0.3
27,951		Costa Group Holdings Ltd.	170,309	0.2
20,007		GrainCorp Ltd.	113,591	0.1
21,331	(1)	Inghams Group Ltd.	60,210	0.0
84,879		Metcash Ltd.	163,709	0.1
14,891		Tassal Group Ltd.	45,480	0.0
62,993		Treasury Wine Estates Ltd.	809,336	0.7
99,384		Wesfarmers Ltd.	3,626,155	3.4
115,116		Woolworths Group Ltd	2,599,748	2.4
			8,676,736	8.0

		Energy: 5.7%
152,494		Beach Energy Ltd.	197,385	0.2
22,861		Caltex Australia Ltd.	550,167	0.5
115,837		Oil Search Ltd.	761,044	0.7
154,074	(2)	Origin Energy Ltd.	1,142,790	1.1
154,420	(2)	Santos Ltd.	715,219	0.7
10,250		Washington H Soul Pattinson & Co. Ltd.	156,704	0.1
61,156		Whitehaven Coal Ltd.	261,059	0.2
82,047		Woodside Petroleum Ltd.	2,150,164	2.0
17,939		WorleyParsons Ltd.	231,716	0.2
			6,166,248	5.7

		Financials: 33.0%
256,582		AMP Ltd.	674,863	0.6
16,967		ASX Ltd.	808,779	0.8
253,694		Australia & New Zealand Banking Group Ltd.	5,309,709	4.9
34,825		Bank of Queensland Ltd.	262,210	0.2
42,259		Bendigo and Adelaide Bank Ltd.	338,543	0.3
50,285		Challenger Ltd.	440,057	0.4
154,255		Commonwealth Bank of Australia	8,319,369	7.7
4,099	(1)	Credit Corp. Group Ltd.	54,793	0.1
62,692		CYBG PLC	260,481	0.2
27,514		Eclipx Group Ltd.	64,507	0.1
19,935		Genworth Mortgage Insurance Australia Ltd.	37,897	0.0
207,520		Insurance Australia Group Ltd.	1,309,182	1.2
26,504		IOOF Holdings Ltd.	175,742	0.2
7,504		Janus Henderson Group PLC	230,568	0.2
27,739		Macquarie Group Ltd.	2,528,028	2.3
12,217		Magellan Financial Group Ltd.	210,260	0.2
241,396		Medibank Pvt Ltd.	521,230	0.5
238,350		National Australia Bank Ltd.	4,839,605	4.5
39,869		NIB Holdings Ltd./Australia	168,883	0.2
21,774		Pendal Group Ltd.	159,306	0.2
4,138		Perpetual Ltd.	127,374	0.1
18,767	(1)	Platinum Asset Management Ltd.	79,725	0.1
119,641		QBE Insurance Group Ltd.	861,326	0.8
67,984		Steadfast Group Ltd.	141,287	0.1
113,600		Suncorp Group Ltd.	1,225,119	1.1
300,067		Westpac Banking Corp.	6,516,546	6.0
			35,665,389	33.0

		Health Care: 8.4%
12,565		Ansell Ltd.	252,442	0.2

See Accompanying Notes to Financial Statements

1

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
34,656		Australian Pharmaceutical Industries Ltd.	43,560	0.0
5,021		Cochlear Ltd.	743,368	0.7
39,661		CSL Ltd.	5,645,472	5.2
20,786		Estia Health Ltd.	50,573	0.1
13,574		Fisher & Paykel Healthcare Corp. Ltd.	137,342	0.1
151,823		Healthscope Ltd.	247,730	0.2
120,315	(1),(2)	Mayne Pharma Group Ltd.	77,395	0.1
22,443	(1),(2)	Nanosonics Ltd.	52,382	0.1
36,400		Primary Health Care Ltd.	93,861	0.1
11,301		Ramsay Health Care Ltd.	451,285	0.4
44,510		ResMed, Inc.	463,242	0.4
94,835		Sigma Healthcare Ltd.	56,917	0.1
5,016		Sirtex Medical Ltd.	116,593	0.1
37,216		Sonic Healthcare Ltd.	675,101	0.6
			9,107,263	8.4

		Industrials: 7.1%
42,989		ALS Ltd.	239,659	0.2
57,806		Atlas Arteria Ltd.	275,071	0.3
174,440		Aurizon Holdings Ltd.	557,849	0.5
139,209		Brambles Ltd.	913,945	0.8
8,567		CIMIC Group Ltd.	267,807	0.3
176,232		Cleanaway Waste Management Ltd.	220,308	0.2
53,348		Downer EDI Ltd.	267,083	0.2
23,771		GWA Group Ltd.	59,706	0.1
12,086		IPH Ltd.	39,740	0.0
6,778		McMillan Shakespeare Ltd.	80,373	0.1
7,947		Monadelphous Group Ltd.	88,392	0.1
149,567		Qantas Airways Ltd.	681,069	0.6
119,473	(1)	Qube Logistics Holdings Ltd.	212,778	0.2
62,323	(1)	Reliance Worldwide Corp. Ltd.	246,739	0.2
30,736		Seek Ltd.	495,314	0.5
9,516		Seven Group Holdings Ltd.	133,940	0.1
7,870		SmartGroup Corp. Ltd.	67,958	0.1
197,347		Sydney Airport	1,044,744	1.0
194,473		Transurban Group - Stapled Security	1,722,120	1.6
231,429	(2),(3)	Virgin Australia International Holdings	–	–
			7,614,595	7.1

		Information Technology: 2.4%
11,106	(1),(2)	Afterpay Touch Group Ltd.	76,968	0.1
9,723		Altium Ltd.	161,599	0.1
7,790		Appen Ltd.	76,945	0.1
21,111		carsales.com Ltd.	235,977	0.2
43,884		Computershare Ltd.	597,808	0.5
20,156		Domain Holdings Australia Ltd.	47,995	0.0
11,992		IRESS Ltd.	106,890	0.1
46,099		Link Administration Holdings Ltd.	249,866	0.2
38,932		MYOB Group Ltd.	83,190	0.1
30,075	(2)	NEXTDC Ltd.	167,833	0.2
4,272		REA Group Ltd.	286,698	0.3
19,781		Technology One Ltd.	62,168	0.1
9,965	(1)	WiseTech Global Ltd.	115,287	0.1
9,344	(2)	Xero Ltd.	310,810	0.3
			2,580,034	2.4

		Materials: 18.5%
35,339		Adelaide Brighton Ltd.	181,513	0.2
204,251		Alumina Ltd.	422,674	0.4
101,514		Amcor Ltd.	1,081,600	1.0
31,744		Ausdrill Ltd.	43,079	0.0
281,293		BHP Billiton Ltd.	7,038,519	6.5
48,225		BlueScope Steel Ltd.	615,475	0.6
102,756		Boral Ltd.	495,748	0.5
6,692		Brickworks Ltd.	77,353	0.1
45,237		CSR Ltd.	153,492	0.1
33,404		DuluxGroup Ltd.	188,880	0.2
125,148		Evolution Mining Ltd.	327,343	0.3
24,511		Fletcher Building Ltd.	115,482	0.1
149,128		Fortescue Metals Group Ltd.	484,215	0.4
35,352	(1),(2)	Galaxy Resources Ltd.	79,123	0.1
36,681		Iluka Resources Ltd.	302,978	0.3
146,873		Incitec Pivot Ltd.	394,058	0.4
40,522		Independence Group NL	154,034	0.1
38,864		James Hardie Industries SE	651,598	0.6
58,074	(2)	Lynas Corp. Ltd.	100,217	0.1
13,692		Mineral Resources Ltd.	162,107	0.1
66,909		Newcrest Mining Ltd.	1,086,411	1.0
52,610		Northern Star Resources Ltd.	284,815	0.3
20,745		Nufarm Ltd.	135,967	0.1
32,864		Orica Ltd.	431,453	0.4
20,110	(1),(2)	Orocobre Ltd.	76,910	0.1
105,769		Orora Ltd.	279,359	0.3
27,271		OZ Minerals Ltd.	190,164	0.2
16,613		Pact Group Holdings Ltd.	64,779	0.1
140,678	(1),(2)	Pilbara Minerals Ltd.	89,910	0.1
43,132		Regis Resources Ltd.	164,259	0.1
64,184		Resolute Mining Ltd.	61,234	0.1
36,149		Rio Tinto Ltd.	2,233,477	2.1
13,670		Sandfire Resources NL	92,561	0.1
65,196	(2)	Saracen Mineral Holdings Ltd.	106,511	0.1
14,007		Sims Metal Management Ltd.	166,354	0.1
450,412		South32 Ltd.	1,202,746	1.1
44,991		St Barbara Ltd.	161,794	0.1
26,071	(1),(2)	Syrah Resources Ltd.	55,745	0.0
23,016		Western Areas Ltd.	60,633	0.0
			20,014,570	18.5

		Real Estate: 7.5%
28,252		Abacus Property Group	78,850	0.1
37,148		Aveo Group	66,787	0.1
42,372		BWP Trust	101,918	0.1
40,574		Charter Hall Group	195,799	0.2
28,888		Charter Hall Retail REIT	89,555	0.1
14,855		Charter Hall Long Wale REIT	48,320	0.0
138,957		Cromwell Property Group	115,088	0.1
88,458		Dexus	635,815	0.6
26,243		Gateway Lifestyle	45,269	0.0

See Accompanying Notes to Financial Statements

2

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
140,495		Goodman Group	1,001,565	0.9
157,320		GPT Group	588,618	0.5
22,028		Growthpoint Properties Australia Ltd.	58,799	0.1
43,596		Investa Office Fund	168,666	0.2
51,143		Lend Lease Corp., Ltd.	748,815	0.7
324,763		Mirvac Group	521,248	0.5
47,372		National Storage REIT	57,677	0.0
466,689		Scentre Group	1,516,298	1.4
63,240		Shopping Centres Australasia Property Group	114,704	0.1
213,388		Stockland	626,976	0.6
61,848	(2)	Unibail Group Stapled	671,455	0.6
281,666		Vicinity Centres	540,185	0.5
38,118		Viva Energy REIT	63,406	0.1
			8,055,813	7.5

		Telecommunication Services: 2.2%
17,842		Chorus Ltd.	50,431	0.0
20,082		SpeedCast International Ltd.	91,603	0.1
21,401		Spark New Zealand Ltd.	54,141	0.0
1,042,479		Telstra Corp., Ltd.	2,016,301	1.9
29,825		TPG Telecom Ltd.	114,007	0.1
54,128	(1),(2)	Vocus Communications Ltd.	92,412	0.1
			2,418,895	2.2

		Utilities: 2.0%
57,673		AGL Energy Ltd.	959,608	0.9
103,420		APA Group	753,459	0.7
152,386		AusNet Services	180,990	0.2
84,303	(2)	Infigen Energy	41,170	0.0
147,432		Spark Infrastructure Group	248,719	0.2
			2,183,946	2.0

		Total Common Stock
		(Cost $100,094,039)	107,612,839	99.6

RIGHTS: –%
		Consumer Discretionary: –%
5,636	(2)	oOh!media Ltd.	–	–

		Industrials: –%
20,935	(2)	Reliance Worldwide Corp. Ltd.	–	–

		Real Estate: –%
72,917	(2),(3)	Chapter Hall Units Contingent	–	–

		Total Rights
		(Cost $–)	–	–

		Total Long-Term Investments
		(Cost $100,094,039)	107,612,839	99.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
		Securities Lending Collateral(4): 1.8%
1,978,593		Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $1,978,931, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $2,018,165, due 07/25/18-06/15/53)
		(Cost $1,978,593)	1,978,593	1.8

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.0%
1,059,000	(5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810%
		(Cost $1,059,000)	1,059,000	1.0

		Total Short-Term Investments
		(Cost $3,037,593)	3,037,593	2.8

		Total Investments in Securities (Cost $103,131,632)	$110,650,432	102.4
		Liabilities in Excess of Other Assets	(2,592,447)	(2.4)
		Net Assets	$108,057,985	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

3

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.2%
		Brazil: 3.7%
746,400		Ambev SA	3,462,626	0.4
63,600		Atacadao Distribuicao Comercio e Industria Ltd.	244,177	0.0
327,869		B3 SA - Brasil Bolsa Balcao	1,737,581	0.2
152,437		Banco Bradesco SA	951,809	0.1
133,700		Banco do Brasil S.A.	981,427	0.1
63,100		Banco Santander Brasil SA	476,211	0.1
108,200		BB Seguridade Participacoes SA	686,763	0.1
127,033		BR Malls Participacoes SA	319,242	0.0
80,800	(1)	BRF - Brasil Foods SA	375,048	0.0
36,000	(1)	Centrais Eletricas Brasileiras SA	114,435	0.0
189,200		CCR SA	490,604	0.1
53,200		Cia de Saneamento Basico do Estado de Sao Paulo	319,687	0.0
99,900	(1)	Cia Siderurgica Nacional S.A.	202,339	0.0
188,356		Cielo SA	804,307	0.1
27,200		Cosan SA Industria e Comercio	249,700	0.0
47,549		EDP - Energias do Brasil S.A.	168,321	0.0
103,000		Embraer SA	643,127	0.1
28,300		Engie Brasil Energia SA	248,335	0.0
27,400		Equatorial Energia SA	402,119	0.1
38,400		Fibria Celulose SA	715,340	0.1
54,900		Hypermarcas SA	390,104	0.1
16,100		IRB Brasil Resseguros S/A	197,026	0.0
144,900		JBS SA	343,954	0.0
110,500		Klabin SA	556,527	0.1
215,804		Kroton Educacional SA	520,613	0.1
79,575		Localiza Rent a Car SA	485,570	0.1
110,160		Lojas Renner SA	822,558	0.1
16,400		M Dias Branco SA	157,029	0.0
11,600		Magazine Luiza SA	381,604	0.0
13,900		Multiplan Empreendimentos Imobiliarios SA	203,026	0.0
28,900		Natura Cosmeticos S.A.	226,010	0.0
42,600		Odontoprev SA	145,087	0.0
56,000		Petrobras Distribuidora SA	261,524	0.0
458,700		Petroleo Brasileiro SA	2,296,015	0.3
16,500		Porto Seguro SA	172,248	0.0
35,500		Raia Drogasil SA	600,040	0.1
169,300	(1)	Rumo SA	611,546	0.1
34,886		Sul America SA	166,880	0.0
68,500		Suzano Papel e Celulose SA	790,381	0.1
131,700		Tim Participacoes SA	443,786	0.1
55,800		Ultrapar Participacoes SA	660,832	0.1
497,474		Vale SA	6,338,197	0.8
132,654		Weg S.A.	551,392	0.1
			30,915,147	3.7

		Chile: 0.9%
409,062		Aguas Andinas SA	223,439	0.0
3,801,072		Banco de Chile	587,559	0.1
6,533		Banco de Credito e Inversiones SA	434,787	0.0
10,171,867		Banco Santander Chile	796,444	0.1
217,527		Cencosud SA	537,663	0.1
23,045		Cia Cervecerias Unidas SA	288,513	0.0
1,229,241		Colbun SA	253,601	0.0
23,498		Empresa Nacional de Telecomunicaciones SA	215,781	0.0
194,835		Empresas CMPC SA	709,689	0.1
60,883		Empresas COPEC SA	931,785	0.1
4,423,492		Enel Americas SA	781,869	0.1
4,437,255		Enel Chile SA	437,821	0.1
23,607,904		Itau CorpBanca	230,553	0.0
47,122		Latam Airlines Group SA	465,166	0.1
116,322		SACI Falabella	1,066,026	0.1
			7,960,696	0.9

		China: 31.8%
195,500	(2)	3SBio, Inc.	441,765	0.1
3,795	(1)	51job, Inc. ADR	370,544	0.0
14,324	(1)	58.com, Inc. ADR	993,226	0.1
115,500		AAC Technologies Holdings, Inc.	1,621,995	0.2
242,000		Agile Group Holdings, Ltd.	411,750	0.1
4,644,000		Agricultural Bank of China Ltd. - H Shares	2,167,490	0.3
98,300		Agricultural Bank of China Ltd. - A Shares	50,942	0.0
286,000		Air China Ltd. - H Shares	274,962	0.0
181,280	(1)	Alibaba Group Holding Ltd. ADR	33,632,878	4.0
532,000	(1)	Alibaba Health Information Technology Ltd.	511,942	0.1
2,120,000	(1),(3)	Alibaba Pictures Group Ltd.	231,799	0.0
618,000	(1)	Aluminum Corp. of China Ltd. - H Shares	270,856	0.0
162,000		Angang Steel Co., Ltd. - H Shares	145,554	0.0
190,000		Anhui Conch Cement Co., Ltd. - H Shares	1,083,551	0.1
6,600		Anhui Conch Cement Co., Ltd. - A Shares	33,227	0.0
166,000		Anta Sports Products Ltd.	875,369	0.1
9,304		Autohome, Inc. ADR	939,704	0.1
367,000		AviChina Industry & Technology Co. Ltd. - H Shares	217,874	0.0
266,500	(2)	BAIC Motor Corp. Ltd. - H Shares	253,653	0.0
43,307	(1)	Baidu, Inc. ADR	10,523,601	1.2
35,300		Bank of Beijing Co. Ltd. - A Shares	32,144	0.0

See Accompanying Notes to Financial Statements

4

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
12,559,000		Bank of China Ltd. - H Shares	6,228,320	0.8
82,200		Bank of China Ltd. - A Shares	44,741	0.0
1,358,000		Bank of Communications Co., Ltd. - H Shares	1,039,359	0.1
65,600		Bank of Communications Co. Ltd. - A Shares	56,749	0.0
13,000		Bank of Shanghai Co. Ltd. - A Shares	30,878	0.0
31,000		Baoshan Iron & Steel Co. Ltd. - A Shares	36,354	0.0
345,000		BBMG Corp. - H Shares	126,788	0.0
264,000		Beijing Capital International Airport Co., Ltd. - H Shares	277,314	0.0
77,000		Beijing Enterprises Holdings Ltd.	373,859	0.1
850,000		Beijing Enterprises Water Group Ltd.	462,200	0.1
56,600		BOE Technology Group Co. Ltd. - A Shares	30,148	0.0
468,000		Brilliance China Automotive Holdings Ltd.	839,690	0.1
101,500		Byd Co., Ltd. - H Shares	625,914	0.1
3,000		BYD Co. Ltd. - A Shares	21,503	0.0
109,000		BYD Electronic International Co. Ltd.	148,401	0.0
123,000	(1)	CAR, Inc. - H Shares	122,741	0.0
1,716,000	(2)	CGN Power Co. Ltd. - H Shares	443,089	0.1
266,000		China Agri-Industries Holdings Ltd. - H Shares	101,445	0.0
1,442,000		China Cinda Asset Management Co. Ltd. - H Shares	461,794	0.1
1,400,000		China CITIC Bank Corp. Ltd - H Shares	874,371	0.1
293,000		China Coal Energy Co. - H Shares	120,923	0.0
701,000		China Communications Construction Co., Ltd. - H Shares	675,095	0.1
394,000		China Communications Services Corp., Ltd. - H Shares	248,977	0.0
251,000		China Conch Venture Holdings Ltd.	916,084	0.1
15,135,000		China Construction Bank - H Shares	13,849,152	1.7
409,500	(1)	China COSCO Holdings Co., Ltd. - H Shares	187,183	0.0
214,000		China Eastern Airlines Corp. Ltd. - H Shares	144,357	0.0
66,500		China Everbright Bank Co. Ltd. - A Shares	36,695	0.0
440,000		China Everbright Bank Co. Ltd. - H Shares	188,771	0.0
384,000		China Everbright International Ltd.	494,546	0.1
146,000		China Everbright Ltd.	267,122	0.0
410,000	(1),(3)	China Evergrande Group	1,040,973	0.1
486,000	(1)	China First Capital Group Ltd.	310,265	0.0
525,000		China Galaxy Securities Co. Ltd. - H Shares	268,398	0.0
269,800		China Gas Holdings Ltd.	1,081,681	0.1
1,513,000	(2)	China Huarong Asset Management Co. Ltd. - H Shares	436,158	0.1
480,000	(1),(4)	China Huishan Dairy Holdings Co. Ltd.	–	–
157,200	(2)	China International Capital Corp. Ltd. - H Shares	278,684	0.0
65,400		China International Marine Containers Group Co. Ltd. - H Shares	85,471	0.0
3,112		China International Travel Service Corp. Ltd. - A Shares	30,185	0.0
816,000		China Jinmao Holdings Group Ltd.	408,238	0.1
1,195,000		China Life Insurance Co., Ltd. - H Shares	3,065,763	0.4
27,400	(1),(2)	China Literature Ltd. - H Shares	256,437	0.0
517,000		China Longyuan Power Group Corp. Ltd. - H Shares	415,312	0.1
220,000		China Medical System Holdings Ltd.	438,206	0.1
431,000		China Mengniu Dairy Co., Ltd.	1,453,666	0.2
606,380		China Merchants Bank Co., Ltd. - H Shares	2,230,515	0.3
34,400		China Merchants Bank Co. Ltd. - A Shares	137,077	0.0
204,938		China Merchants Port Holdings Co. Ltd	415,058	0.1
9,500		China Merchants Securities Co. Ltd. - A Shares	19,592	0.0
11,000		China Merchants Shekou Industrial Zone Holdings Co. Ltd. - A Shares	31,580	0.0
973,100		China Minsheng Banking Corp. Ltd. - H Shares	695,368	0.1
49,400		China Minsheng Banking Corp. Ltd. - A Shares	52,172	0.0
973,000		China Mobile Ltd.	8,633,377	1.0
609,000		China Molybdenum Co. Ltd. - H Shares	293,522	0.0
604,000		China National Building Material Co., Ltd. - H Shares	594,491	0.1
280,000		China Oilfield Services Ltd. - H Shares	263,708	0.0
596,000		China Overseas Land & Investment Ltd.	1,956,192	0.2
10,403		China Pacific Insurance Group Co. Ltd. - A Shares	49,839	0.0
407,600		China Pacific Insurance Group Co., Ltd. - H Shares	1,570,079	0.2

See Accompanying Notes to Financial Statements

5

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
4,033,600		China Petroleum & Chemical Corp. - H Shares	3,610,546	0.4
42,600		China Petroleum & Chemical Corp. - A Shares	41,619	0.0
610,000		China Power International Development Ltd. - H Shares	140,503	0.0
332,000		China Railway Construction Corp. Ltd. - H Shares	335,845	0.1
19,200		China Railway Construction Corp. Ltd. - A Shares	24,915	0.0
638,000		China Railway Group Ltd. - H Shares	481,040	0.1
214,000	(2)	China Railway Signal & Communication Corp. Ltd. - H Shares	151,510	0.0
852,000		China Reinsurance Group Corp. - H Shares	186,480	0.0
226,000		China Resources Beer Holdings Co Ltd.	1,094,395	0.1
136,000		China Resources Gas Group Ltd.	587,955	0.1
430,444		China Resources Land Ltd.	1,445,885	0.2
268,000	(2)	China Resources Pharmaceutical Group Ltd.	370,551	0.1
306,000		China Resources Power Holdings Co.	537,770	0.1
380,000		China Resources Cement Holdings Ltd. - H Shares	382,427	0.1
532,500		China Shenhua Energy Co., Ltd. - H Shares	1,259,494	0.2
544,000	(1)	China Shipping Container Lines Co., Ltd. - H Shares	90,584	0.0
184,000		China Shipping Development Co., Ltd. - H Shares	88,454	0.0
296,000		China Southern Airlines Co., Ltd. - H Shares	231,948	0.0
70,140		China State Construction Engineering Corp. Ltd. - A Shares	57,672	0.0
320,000		China State Construction International Holdings Ltd.	327,313	0.0
249,628		China Taiping Insurance Holdings Co., Ltd.	776,110	0.1
2,190,000		China Telecom Corp., Ltd. - H Shares	1,027,631	0.1
344,000		China Traditional Chinese Medicine Holdings Co. Ltd.	296,847	0.0
322,000		China Travel International Inv HK	125,208	0.0
952,000		China Unicom Hong Kong Ltd.	1,186,654	0.2
189,600		China Vanke Co. Ltd. - H Shares	661,227	0.1
16,200		China Vanke Co. Ltd. - A Shares	60,076	0.0
24,500		China Yangtze Power Co. Ltd. - A Shares	59,598	0.0
246,400		China Zhongwang Holdings Ltd. - H Shares	130,156	0.0
2,612,000	(1)	Chong Sing Holdings FinTech Gr	302,671	0.0
99,400		Chongqing Changan Automobile Co. Ltd.	100,444	0.0
416,000		Chongqing Rural Commercial Bank Co. Ltd. - H Shares	246,915	0.0
536,000		CIFI Holdings Group Co. Ltd.	339,530	0.1
896,000		CITIC Ltd.	1,260,441	0.2
358,500		CITIC Securities Co. Ltd. - H Shares	712,753	0.1
16,400		CITIC Securities Co. Ltd. - A Shares	40,903	0.0
2,829,000		CNOOC Ltd.	4,847,620	0.6
260,000		COSCO Shipping Ports, Ltd.	216,251	0.0
1,212,133		Country Garden Holdings Co. Ltd.	2,124,866	0.3
668,000		CRRC Corp. Ltd. - H Shares	517,436	0.1
33,900		CRRC Corp. Ltd. - A Shares	39,307	0.0
742,000		CSPC Pharmaceutical Group Ltd.	2,228,079	0.3
62,295	(1)	Ctrip.com International Ltd. ADR	2,967,111	0.4
303,000	(2)	Dali Foods Group Co. Ltd.	233,116	0.0
24,800		Daqin Railway Co. Ltd. - A Shares	30,681	0.0
448,000	(1)	Datang International Power Generation Co., Ltd. - H Shares	136,690	0.0
426,000		Dongfeng Motor Group Co., Ltd. - H Shares	449,010	0.1
33,053	(1)	Fang Holdings Ltd. ADR	128,246	0.0
343,000		Far East Horizon Ltd.	332,122	0.1
20,400		Focus Media Information Technology Co. Ltd. - A Shares	29,391	0.0
3,700		Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	41,041	0.0
400,468		Fosun International Ltd	750,073	0.1
1,095,000	(3)	Fullshare Holdings Ltd.	541,527	0.1
270,000		Future Land Development Holdings Ltd. - H Shares	243,174	0.0
80,400	(2)	Fuyao Glass Industry Group Co. Ltd. - H Shares	271,677	0.0
2,035,000	(1)	GCL Poly Energy Holdings Ltd.	191,100	0.0
8,988	(1)	GDS Holdings Ltd. ADR	360,329	0.0
782,000		Geely Automobile Holdings Ltd.	2,012,002	0.2
120,000		Genscript Biotech Corp. - H Shares	328,136	0.0
227,400		GF Securities Co. Ltd. - H Shares	330,387	0.0

See Accompanying Notes to Financial Statements

6

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
5,000		GF Securities Co. Ltd. - A Shares	9,995	0.0
1,705,000	(1),(3)	GOME Retail Holdings Ltd	173,579	0.0
490,000	(3)	Great Wall Motor Co. Ltd. - H Shares	372,947	0.1
5,000		Gree Electric Appliances, Inc. of Zhuhai - A Shares	35,462	0.0
132,000		Greentown China Holdings Ltd. - H Shares	176,380	0.0
456,000		Guangdong Investment Ltd.	721,682	0.1
457,200		Guangzhou Automobile Group Co. Ltd. - H Shares	444,815	0.1
152,400		Guangzhou R&F Properties Co., Ltd. - H Shares	305,860	0.0
12,500		Guotai Junan Securities Co. Ltd. - A Shares	27,780	0.0
89,200	(2)	Guotai Junan Securities Co. Ltd. - H Shares	189,032	0.0
197,000		Haier Electronics Group Co. Ltd.	672,108	0.1
101,000		Haitian International Holdings Ltd.	238,027	0.0
521,200		Haitong Securities Co. Ltd. - H Shares	525,785	0.1
6,800		Haitong Securities Co. Ltd. - A Shares	9,711	0.0
1,908,000	(1),(4)	Hanergy Thin Film Power Group Ltd.	–	–
15,400		Hangzhou Hikvision Digital Technology Co. Ltd. - A Shares	86,072	0.0
112,000		Hengan International Group Co., Ltd.	1,074,288	0.1
3,540,000	(1)	HengTen Networks Group Ltd. - H Shares	125,716	0.0
258,000		Huadian Power International Co. - H Shares	101,807	0.0
678,000		Huaneng Power International, Inc. - H Shares	448,022	0.1
752,000		Huaneng Renewables Corp. Ltd.	249,260	0.0
262,800	(2)	Huatai Securities Co. Ltd. - H Shares	416,770	0.1
9,100		Huatai Securities Co. Ltd. - A Shares	20,533	0.0
21,400		Huaxia Bank Co. Ltd. - A Shares	24,047	0.0
20,564		Huazhu Group Ltd. ADR	863,482	0.1
90,100		Industrial & Commercial Bank of China Ltd. - A Shares	72,245	0.0
10,918,000		Industrial & Commercial Bank of China - H Shares	8,143,083	1.0
34,700		Industrial Bank Co. Ltd. - A Shares	75,379	0.0
10,100		Inner Mongolia Yili Industrial Group Co. Ltd. - A Shares	42,391	0.0
156,400	(1)	Inner Mongolia Yitai Coal Co.	212,620	0.0
113,737	(1)	JD.com, Inc. ADR	4,430,056	0.5
190,000		Jiangsu Expressway Co. Ltd. - H Shares	226,249	0.0
6,050		Jiangsu Hengrui Medicine Co. Ltd. - A Shares	69,053	0.0
2,476		Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - A Shares	48,985	0.0
201,000		Jiangxi Copper Co., Ltd. - H Shares	255,224	0.0
150,000		Jiayuan International Group Ltd.	259,930	0.0
333,000		Kaisa Group Holdings Ltd. - H Shares	141,653	0.0
8,300		Kangmei Pharmaceutical Co. Ltd. - A Shares	28,620	0.0
104,500		Kingboard Chemicals Holdings	380,600	0.1
161,500		Kingboard Laminates Holdings Ltd.	198,573	0.0
304,000		Kingdee International Software Group Co., Ltd.	309,633	0.0
130,000		Kingsoft Corp. Ltd.	392,356	0.1
502,000		Kunlun Energy Co. Ltd.	438,420	0.1
2,100		Kweichow Moutai Co. Ltd. - A Shares	231,173	0.0
190,500		KWG Property Holding Ltd. - H Shares	237,945	0.0
247,000		Lee & Man Paper Manufacturing Ltd.	249,193	0.0
51,100	(2)	Legend Holdings Corp. - H Shares	155,378	0.0
1,168,000		Lenovo Group Ltd.	628,689	0.1
206,000		Logan Property Holdings Co. Ltd. - H Shares	277,603	0.0
231,500		Longfor Properties Co., Ltd.	622,425	0.1
177,000		Luye Pharma Group Ltd. - H Shares	180,852	0.0
2,400		Luzhou Laojiao Co. Ltd. - A Shares	22,027	0.0
261,500	(1),(2)	Meitu, Inc.	227,404	0.0
432,000		Metallurgical Corp. of China Ltd. - H Shares	127,288	0.0
10,900		Midea Group Co. Ltd. - A Shares	85,624	0.0
368,000	(1)	Minmetals Resources Ltd.	256,194	0.0
18,246	(1)	Momo, Inc. ADR	793,701	0.1
12,508		NetEase, Inc. ADR	3,160,396	0.4
129,500		New China Life Insurance Co. Ltd. - H Shares	536,589	0.1
3,400		New China Life Insurance Co. Ltd. - A Shares	21,939	0.0
22,647		New Oriental Education & Technology Group, Inc. ADR	2,143,765	0.3
146,000		Nexteer Automotive Group Ltd.	214,751	0.0
255,000		Nine Dragons Paper Holdings Ltd.	323,546	0.0
4,389	(1)	Noah Holdings Ltd. ADR	228,886	0.0

See Accompanying Notes to Financial Statements

7

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
1,126,000		Peoples Insurance Co. Group of China Ltd. - H Shares	527,112	0.1
27,000		PetroChina Co. Ltd. - A Shares	31,380	0.0
3,342,000		PetroChina Co., Ltd. - H Shares	2,545,985	0.3
1,065,244		PICC Property & Casualty Co., Ltd. - H Shares	1,145,694	0.1
28,700		Ping An Bank Co. Ltd. - A Shares	39,316	0.0
813,500		Ping An Insurance Group Co. of China Ltd. - H Shares	7,449,768	0.9
18,100		Ping An Insurance Group Co. of China Ltd. - A Shares	159,495	0.0
19,800		Poly Real Estate Group Co. Ltd. - A Shares	36,343	0.0
440,000	(2)	Postal Savings Bank of China Co. Ltd. - H Shares	285,631	0.0
10,100		Qingdao Haier Co. Ltd. - A Shares	29,268	0.0
13,000		SAIC Motor Corp. Ltd. - A Shares	68,484	0.0
456,900	(1),(3)	Semiconductor Manufacturing International Corp.	591,971	0.1
300,000		Shandong Weigao Group Medical Polymer Co., Ltd. - H Shares	211,807	0.0
442,000	(1)	Shanghai Electric Group Co., Ltd. - H Shares	148,558	0.0
77,000		Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	420,973	0.1
78,000		Shanghai Industrial Holdings Ltd.	181,217	0.0
144,061	(1)	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd.	206,297	0.0
134,300		Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	369,633	0.1
49,000		Shanghai Pudong Development Bank Co. Ltd. - A Shares	70,711	0.0
136,500		Shenzhen International Holdings Ltd.	281,587	0.0
416,000		Shenzhen Investment Ltd.	151,156	0.0
116,000		Shenzhou International Group Holdings Ltd.	1,427,425	0.2
186,000		Shimao Property Holdings Ltd.	484,939	0.1
556,500		Shui On Land Ltd. - H Shares	140,727	0.0
598,000		Sihuan Pharmaceutical Holdings Group Ltd.	132,803	0.0
10,224	(1)	Sina Corp.	865,871	0.1
1,049,500		Sino Biopharmaceutical Ltd.	1,602,804	0.2
478,000		Sino-Ocean Group Holding Ltd.	276,612	0.0
196,500		Sinopec Engineering Group Co. Ltd. - H Shares	204,928	0.0
584,000		Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	355,023	0.1
184,400		Sinopharm Group Co. - H Shares	741,539	0.1
303,000		Sinotrans Ltd. - H Shares	159,307	0.0
105,000		Sinotruk Hong Kong Ltd.	172,131	0.0
276,000		Skyworth Digital Holdings Ltd. - H Shares	122,822	0.0
330,000		Soho China Ltd.	156,540	0.0
230,000		SSY Group Ltd.	254,657	0.0
368,500		Sun Art Retail Group Ltd.	480,735	0.1
380,000	(3)	Sunac China Holdings Ltd.	1,321,643	0.2
15,500		Suning.com Co. Ltd. - A Shares	32,852	0.0
112,400		Sunny Optical Technology Group Co. Ltd.	2,084,723	0.3
52,232	(1)	TAL Education Group ADR	1,922,138	0.2
894,500		Tencent Holdings Ltd.	44,917,678	5.3
304,000		Tingyi Cayman Islands Holding Corp.	705,211	0.1
83,000		Tong Ren Tang Technologies Co. Ltd. - H Shares	131,663	0.0
143,000		Towngas China Co. Ltd.	138,372	0.0
148,000		Travelsky Technology Ltd. - H Shares	429,590	0.1
58,000		Tsingtao Brewery Co., Ltd. - H Shares	317,786	0.0
194,000		Uni-President China Holdings Ltd.	248,902	0.0
67,452	(1)	Vipshop Holdings Ltd. ADR	731,854	0.1
769,000		Want Want China Holdings Ltd.	683,816	0.1
7,199	(1),(3)	Weibo Corp. ADR	638,983	0.1
303,000		Weichai Power Co. Ltd. - H Shares	416,286	0.1
6,300		Wuliangye Yibin Co. Ltd. - A Shares	71,965	0.0
77,000	(1),(2)	Wuxi Biologics Cayman, Inc. - H Shares	854,172	0.1
118,000		ENN Energy Holdings Ltd.	1,155,621	0.1
99,200		Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	120,286	0.0
438,000		Xinyi Solar Holdings Ltd.	134,192	0.0
294,000		Yanzhou Coal Mining Co., Ltd. - H Shares	382,846	0.1
976,000		Yuexiu Property Co. Ltd. - H Shares	185,846	0.0
58,058		Yum China Holdings, Inc.	2,232,911	0.3
1,700		Yunnan Baiyao Group Co. Ltd. - A Shares	27,399	0.0
252,000		Yuzhou Properties Co. Ltd. - H Shares	148,092	0.0
7,260	(1)	YY, Inc. ADR	729,412	0.1

See Accompanying Notes to Financial Statements

8

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
155,500		Zhaojin Mining Industry Co. Ltd. - H Shares	118,954	0.0
228,000		Zhejiang Expressway Co., Ltd. - H Shares	203,055	0.0
24,600	(1),(2)	ZhongAn Online P&C Insurance Co. Ltd. - H Shares	154,727	0.0
84,500		Zhongsheng Group Holdings Ltd.	252,994	0.0
85,400		Zhuzhou CSR Times Electric Co., Ltd. - H Shares	405,006	0.1
908,000		Zijin Mining Group Co., Ltd. - H Shares	348,099	0.1
120,640	(1)	ZTE Corp. - H Shares	182,407	0.0
			267,919,166	31.8

		Colombia: 0.4%
28,498		Bancolombia SA	339,326	0.1
19,988		BanColombia SA ADR	955,027	0.1
76,135		Cementos Argos SA	253,259	0.0
767,561		Ecopetrol SA	786,926	0.1
43,687		Grupo Argos SA/Colombia	295,117	0.0
34,259		Grupo de Inversiones Suramericana SA	441,584	0.1
64,904		Interconexion Electrica SA ESP	323,297	0.0
			3,394,536	0.4

		Czech Republic: 0.2%
25,548	(3)	CEZ AS	605,315	0.1
12,226		Komercni Banka AS	513,465	0.1
73,437	(2)	Moneta Money Bank AS	251,964	0.0
9,909		O2 Czech Republic AS	113,881	0.0
			1,484,625	0.2

		Egypt: 0.1%
161,149		Commercial International Bank Egypt SAE	769,011	0.1
16,479		Eastern Tobacco	166,282	0.0
10,570		ElSewedy Electric Co.	117,936	0.0
			1,053,229	0.1

		Greece: 0.3%
213,611	(1)	Alpha Bank AE	476,007	0.1
286,761	(1)	Eurobank Ergasias SA	298,167	0.0
4,349	(1),(4)	FF Group	24,378	0.0
37,032		Hellenic Telecommunications Organization SA	456,859	0.1
16,380		Jumbo SA	269,461	0.0
870,439	(1)	National Bank of Greece SA	265,636	0.0
33,759		OPAP S.A.	380,631	0.1
47,798	(1)	Piraeus Bank SA	161,736	0.0
7,684		Titan Cement Co. SA	194,350	0.0
			2,527,225	0.3

		Hungary: 0.3%
56,856		MOL Hungarian Oil & Gas PLC	547,103	0.1
34,671		OTP Bank Nyrt	1,251,803	0.2
21,959		Richter Gedeon Nyrt	399,863	0.0
			2,198,769	0.3

		India: 8.4%
94,022		Ambuja Cements Ltd.	284,735	0.0
186,487		Ashok Leyland Ltd.	342,882	0.0
45,494		Asian Paints Ltd.	839,742	0.1
40,559		Aurobindo Pharma Ltd.	359,646	0.0
19,639	(1),(2)	Avenue Supermarts Ltd.	426,054	0.1
284,937		Axis Bank Ltd.	2,127,309	0.3
13,073		Bajaj Auto Ltd.	536,120	0.1
27,163		Bajaj Finance Ltd.	912,379	0.1
6,015		Bajaj Finserv Ltd.	511,773	0.1
32,580		Bharat Forge Ltd.	291,523	0.0
136,617		Bharat Heavy Electricals Ltd.	143,179	0.0
116,512		Bharat Petroleum Corp. Ltd.	636,873	0.1
220,780		Bharti Airtel Ltd.	1,231,811	0.1
55,008		Bharti Infratel Ltd.	241,735	0.0
1,236		Bosch Ltd.	315,998	0.0
4,235		Britannia Industries Ltd.	384,015	0.0
31,262	(1)	Cadila Healthcare Ltd.	172,585	0.0
54,173		Cipla Ltd.	486,620	0.1
108,826		Coal India Ltd.	419,948	0.0
24,731		Container Corp. Of India Ltd.	235,522	0.0
83,345		Dabur India Ltd.	476,325	0.1
14,383		Dr Reddys Laboratories Ltd.	468,031	0.1
3,181		Dr. Reddys Laboratories Ltd. ADR	102,428	0.0
2,063		Eicher Motors Ltd.	860,263	0.1
128,002		GAIL India Ltd.	636,172	0.1
23,191		Glenmark Pharmaceuticals Ltd.	197,350	0.0
37,584		Godrej Consumer Products Ltd.	672,421	0.1
50,481		Grasim Industries Ltd.	742,905	0.1
39,543		Havells India Ltd.	313,514	0.0
86,942		HCL Technologies Ltd.	1,174,767	0.1
7,991		Hero Motocorp Ltd.	405,183	0.0
182,600		Hindalco Industries Ltd.	614,927	0.1
93,317		Hindustan Petroleum Corp. Ltd.	354,111	0.0
102,978		Hindustan Unilever Ltd.	2,466,387	0.3
249,063		Housing Development Finance Corp.	6,940,036	0.8
373,984		ICICI Bank Ltd.	1,504,214	0.2
301,201	(1)	Idea Cellular Ltd.	261,458	0.0
42,620		Indiabulls Housing Finance Ltd.	712,609	0.1
228,419		Indian Oil Corp. Ltd.	521,705	0.1
66,182		Infosys Ltd. ADR	1,285,916	0.2
207,109		Infosys Ltd.	3,970,487	0.5
14,095	(2)	InterGlobe Aviation Ltd.	224,131	0.0
541,669		ITC Ltd.	2,104,947	0.2
133,072		JSW Steel Ltd.	634,833	0.1
55,816		Larsen & Toubro Ltd.	1,039,187	0.1
17,432	(1)	Larsen & Toubro Ltd. GDS GDR	318,063	0.0
46,469		LIC Housing Finance Ltd.	318,216	0.0
33,572		Lupin Ltd.	442,978	0.1
47,647		Mahindra & Mahindra Financial Services Ltd.	327,048	0.0
94,223		Mahindra & Mahindra Ltd.	1,234,819	0.1
20,278		Mahindra & Mahindra Ltd. - SPON GDR	264,628	0.0

See Accompanying Notes to Financial Statements

9

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		India: (continued)
70,363		Marico Ltd.	340,699	0.0
16,982		Maruti Suzuki India Ltd.	2,188,681	0.3
99,696		Motherson Sumi Systems Ltd.	414,981	0.0
83,404		Adani Ports & Special Economic Zone, Ltd.	455,353	0.1
3,579		Nestle India Ltd.	512,313	0.1
329,313		NTPC Ltd.	767,989	0.1
216,308		Oil & Natural Gas Corp., Ltd.	500,086	0.1
94,621		Petronet LNG Ltd.	303,466	0.0
18,261		Pidilite Industries Ltd.	283,501	0.0
12,408		Piramal Enterprises, Ltd.	459,384	0.1
260,558		Power Grid Corp. of India Ltd.	710,900	0.1
60,210		Reliance Industries Ltd. GDR	1,691,901	0.2
327,415		Reliance Industries Ltd.	4,651,891	0.6
116,741		Rural Electrification Corp. Ltd.	178,649	0.0
23,396		Shriram Transport Finance Co. Ltd.	443,982	0.1
1,315		Shree Cement Ltd.	298,268	0.0
11,178		Siemens, Ltd.	160,079	0.0
246,544	(1)	State Bank of India	934,667	0.1
1,843		State Bank of India Ltd. GDR	69,201	0.0
131,367		Sun Pharmaceutical Industries Ltd.	1,082,972	0.1
144,723		Tata Consultancy Services Ltd.	3,903,205	0.5
244,663	(1)	Tata Motors Ltd.	961,808	0.1
171,033		Tata Power Co. Ltd.	182,958	0.0
53,067		Tata Steel Ltd.	439,890	0.1
3,152	(1)	Tata Steel Ltd. - Partially Paid	6,393	0.0
72,979		Tech Mahindra Ltd.	697,895	0.1
48,967		Titan Co., Ltd.	628,163	0.1
15,741		Ultratech Cement Ltd.	877,801	0.1
44,488	(1)	United Spirits Ltd.	432,224	0.1
54,772		UPL Ltd.	495,173	0.1
51,674		Vakrangee Software Ltd.	50,418	0.0
205,681		Vedanta Ltd.	709,791	0.1
176,057		Wipro Ltd.	671,465	0.1
267,510		Yes Bank Ltd.	1,329,266	0.2
76,680		Zee Entertainment Enterprises Ltd.	609,279	0.1
			70,935,200	8.4

		Indonesia: 1.9%
2,269,500		Adaro Energy Tbk PT	283,179	0.0
323,400		AKR Corporindo Tbk PT	96,874	0.0
3,172,900		Astra International Tbk PT	1,460,786	0.2
1,567,700		Bank Central Asia Tbk PT	2,341,251	0.3
464,000		Bank Danamon Indonesia Tbk PT	206,565	0.0
2,893,400		Bank Mandiri Persero TBK PT	1,384,284	0.2
8,736,100		Bank Rakyat Indonesia	1,727,921	0.2
725,600		Bank Tabungan Negara Persero Tbk PT	123,836	0.0
1,136,700		Bank Negara Indonesia Persero Tbk PT	558,529	0.1
1,145,500		Bumi Serpong Damai PT	124,976	0.0
1,180,100		Charoen Pokphand Indonesia Tbk PT	302,841	0.0
74,700		Gudang Garam Tbk PT	350,013	0.1
1,437,300		Hanjaya Mandala Sampoerna Tbk PT	358,172	0.1
425,700		Indah Kiat Pulp and Paper Corp. Tbk PT	552,012	0.1
281,800		Indocement Tunggal Prakarsa Tbk PT	267,967	0.0
357,100		Indofood CBP Sukses Makmur TBK PT	220,636	0.0
683,900		Indofood Sukses Makmur Tbk PT	317,270	0.1
350,531		Jasa Marga Persero Tbk PT	102,109	0.0
3,289,800		Kalbe Farma Tbk PT	279,822	0.0
396,400		Matahari Department Store Tbk PT	242,777	0.0
3,108,500		Pakuwon Jati Tbk PT	114,870	0.0
1,716,700		Perusahaan Gas Negara PT	238,263	0.0
461,500		Semen Indonesia Persero Tbk PT	229,399	0.0
956,600		Surya Citra Media Tbk PT	137,181	0.0
7,979,800		Telekomunikasi Indonesia Persero Tbk PT	2,089,868	0.3
317,800		Tower Bersama Infrastructure Tbk PT	110,624	0.0
232,800		Unilever Indonesia Tbk PT	748,122	0.1
258,000		United Tractors Tbk PT	568,094	0.1
756,700		Waskita Karya Persero Tbk PT	101,374	0.0
			15,639,615	1.9

		Malaysia: 2.3%
248,800		AirAsia Group Bhd	184,404	0.0
177,900		Alliance Bank Malaysia Bhd	178,018	0.0
260,100		AMMB Holdings Bhd	241,293	0.0
218,500		Astro Malaysia Holdings Bhd	85,890	0.0
420,900		Axiata Group Bhd	396,072	0.1
24,200		British American Tobacco Malaysia Bhd	208,362	0.0
703,200		CIMB Group Holdings Bhd	948,080	0.1
555,342		Dialog Group BHD	424,099	0.1
492,800		Digi.Com BHD	506,495	0.1
269,300		Felda Global Ventures Holdings Bhd	100,617	0.0
17,700		Fraser & Neave Holdings Bhd	170,975	0.0
283,000		Gamuda BHD	228,763	0.0
336,900		Genting Bhd	700,877	0.1
448,600		Genting Malaysia BHD	541,707	0.1
44,200		Genting Plantations Bhd	103,401	0.0
95,900		HAP Seng Consolidated Bhd	232,697	0.0
213,500		Hartalega Holdings Bhd	316,774	0.0
98,772		Hong Leong Bank BHD	445,308	0.1
34,892		Hong Leong Financial Group Bhd	155,478	0.0
406,000		IHH Healthcare Bhd	613,663	0.1
461,400		IJM Corp. Bhd	204,538	0.0
333,500		IOI Corp. Bhd	375,370	0.1

See Accompanying Notes to Financial Statements

10

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Malaysia: (continued)
300,540		IOI Properties Group Bhd	118,995	0.0
73,000		Kuala Lumpur Kepong Bhd	436,609	0.1
583,300		Malayan Banking BHD	1,299,127	0.2
131,700		Malaysia Airports Holdings Bhd	286,906	0.0
371,800		Maxis Bhd	502,975	0.1
191,700		MISC Bhd	280,847	0.0
328,700		My EG Services Bhd	78,410	0.0
8,900		Nestle Malaysia Bhd	324,766	0.1
366,600		Petronas Chemicals Group Bhd	763,623	0.1
37,800		Petronas Dagangan BHD	232,278	0.0
104,900		Petronas Gas BHD	448,497	0.1
76,400		PPB Group Bhd	372,212	0.1
217,900		Press Metal Aluminium Holdings Bhd	234,954	0.0
456,700		Public Bank BHD	2,641,970	0.3
77,500	(1)	RHB Bank Bhd	–	–
124,076		RHB Bank Bhd	167,370	0.0
382,300		Sime Darby Bhd	231,666	0.0
372,000		Sime Darby Plantation Bhd	489,325	0.1
451,800		Sime Darby Property Bhd	133,837	0.0
212,900		SP Setia Bhd Group	163,611	0.0
182,000		Telekom Malaysia BHD	140,074	0.0
477,600		Tenaga Nasional BHD	1,731,495	0.2
106,300		Top Glove Corp. Bhd	318,732	0.0
73,900		UMW Holdings Bhd	109,389	0.0
156,700		Westports Holdings Bhd	131,654	0.0
548,334		YTL Corp. Bhd	153,415	0.0
			19,155,618	2.3

		Mexico: 2.9%
478,100		Alfa SA de CV	555,128	0.1
78,500		Alsea SAB de CV	270,438	0.0
5,306,800		America Movil SAB de CV	4,430,294	0.5
67,300		Arca Continental SAB de CV	413,249	0.0
287,755		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	387,436	0.0
2,269,321	(1)	Cemex SA de CV	1,493,437	0.2
80,300		Coca-Cola Femsa SAB de CV	452,966	0.1
31,100		El Puerto de Liverpool SAB de CV	198,984	0.0
515,100		Fibra Uno Administracion SA de CV	750,854	0.1
307,000		Fomento Economico Mexicano SAB de CV	2,698,042	0.3
34,675		Gruma SAB de CV	423,498	0.0
56,900		Grupo Aeroportuario del Pacifico SA de CV	528,023	0.1
32,935		Grupo Aeroportuario del Sureste SA de CV	523,205	0.1
254,200		Grupo Bimbo SAB de CV	495,466	0.1
70,400		Grupo Carso SAB de CV	238,173	0.0
389,700		Grupo Financiero Banorte	2,291,470	0.3
354,900		Grupo Financiero Inbursa SA	498,569	0.1
556,000		Grupo Mexico SA de CV Series B	1,575,873	0.2
379,900	(3)	Grupo Televisa S.A.	1,440,962	0.2
21,575		Industrias Penoles, S.A. de C.V.	387,378	0.0
85,600		Infraestructura Energetica Nova SAB de CV	383,643	0.0
237,300		Kimberly-Clark de Mexico SA de CV	401,111	0.0
171,550		Mexichem SA de CV	495,640	0.1
37,900		Promotora y Operadora de Infraestructura SAB de CV	339,226	0.0
13,776	(3)	Southern Copper Corp.	645,681	0.1
821,200		Wal-Mart de Mexico SAB de CV	2,167,511	0.3
			24,486,257	2.9

		Pakistan: 0.1%
92,500		Habib Bank Ltd.	126,766	0.1
22,050		Lucky Cement Ltd.	92,218	0.0
72,700		MCB Bank Ltd.	118,385	0.0
99,300		Oil & Gas Development Co. Ltd.	127,225	0.0
87,700		United Bank Ltd./Pakistan	122,022	0.0
			586,616	0.1

		Peru: 0.3%
28,198		Cia de Minas Buenaventura SAA ADR	384,339	0.0
10,642		Credicorp Ltd.	2,395,727	0.3
			2,780,066	0.3

		Philippines: 0.9%
320,890		Aboitiz Equity Ventures, Inc.	328,110	0.1
248,400		Aboitiz Power Corp.	161,744	0.0
584,900	(1)	Alliance Global Group, Inc.	127,353	0.0
37,975		Ayala Corp.	654,601	0.1
1,130,400		Ayala Land, Inc.	802,588	0.1
147,320		Bank of the Philippine Islands	244,414	0.0
302,899		BDO Unibank, Inc.	712,191	0.1
645,050		DMCI Holdings, Inc.	126,903	0.0
5,745		Globe Telecom, Inc.	165,781	0.0
13,375		GT Capital Holdings, Inc.	228,065	0.1
79,980		International Container Terminal Services, Inc.	115,847	0.0
440,000		JG Summit Holdings, Inc.	412,222	0.1
66,220		Jollibee Foods Corp.	326,495	0.0
32,370		Manila Electric Co.	215,680	0.0
1,996,000		Megaworld Corp.	160,197	0.0
2,309,100		Metro Pacific Investments Corp.	199,069	0.0
128,296		Metropolitan Bank & Trust Co.	176,340	0.0
13,810		PLDT, Inc.	330,623	0.1
362,195		Robinsons Land Corp.	126,275	0.0
36,850		Security Bank Corp.	137,807	0.0
37,467		SM Investments Corp.	614,645	0.1
1,613,500		SM Prime Holdings, Inc.	1,086,893	0.1

See Accompanying Notes to Financial Statements

11

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Philippines: (continued)
134,240		Universal Robina Corp.	303,858	0.0
			7,757,701	0.9

		Poland: 1.1%
14,325	(1)	Alior Bank SA	253,669	0.0
5,070		Bank Handlowy w Warszawie	95,728	0.0
95,180	(1)	Bank Millennium SA	203,795	0.0
26,800	(3)	Bank Polska Kasa Opieki SA	806,667	0.1
5,416		Bank Zachodni WBK SA	479,511	0.1
4,675		CCC SA	257,194	0.0
10,478		CD Projekt SA	449,339	0.1
36,624		Cyfrowy Polsat SA	225,473	0.0
7,286	(1),(2)	Dino Polska SA	201,180	0.0
14,532		Grupa Lotos SA	220,176	0.0
8,345	(1)	Jastrzebska Spolka Weglowa SA	169,744	0.0
22,017		KGHM Polska Miedz SA	516,098	0.1
203		LPP SA	457,891	0.1
2,358		mBank SA	250,627	0.0
132,458	(1)	PGE Polska Grupa Energetyczna SA	329,164	0.1
18,232	(2)	PLAY Communications SA	124,279	0.0
46,323		Polski Koncern Naftowy Orlen	1,037,498	0.1
270,572		Polskie Gornictwo Naftowe I Gazownictwo SA	411,933	0.1
137,885	(1)	Powszechna Kasa Oszczednosci Bank Polski SA	1,354,614	0.2
93,230		Powszechny Zaklad Ubezpieczen SA	966,563	0.1
105,322	(1)	Orange Polska SA	130,042	0.0
7,165		Grupa Azoty SA	82,445	0.0
			9,023,630	1.1

		Qatar: 0.8%
13,853		Barwa Real Estate Co.	130,122	0.0
29,807		Commercial Bank QSC/The	311,823	0.0
22,465		Doha Bank QPSC	165,048	0.0
119,612	(1)	Ezdan Holding Group QSC	270,504	0.1
26,105		Industries Qatar QSC	767,936	0.1
56,154		Masraf Al Rayan	538,714	0.1
11,758		Ooredoo QPSC	234,854	0.0
7,106		Qatar Electricity & Water Co. QSC	366,826	0.1
22,797		Qatar Insurance Co. SAQ	222,672	0.0
17,036		Qatar Islamic Bank SAQ	542,756	0.1
66,896		Qatar National Bank QPSC	2,794,002	0.3
			6,345,257	0.8

		Romania: 0.1%
58,057		NEPI Rockcastle PLC	518,291	0.1

		Russia: 3.2%
398,500		Alrosa PJSC	635,407	0.1
1,583,063		Gazprom PJSC	3,571,379	0.4
5,090,000	(1)	Inter RAO UES PJSC	333,613	0.0
66,147		Lukoil PJSC	4,600,123	0.6
54,876		Magnit PJSC GDR	983,413	0.1
352,400		Magnitogorsk Iron & Steel Works PJSC	238,622	0.0
9,868		MMC Norilsk Nickel OJSC	1,791,640	0.2
76,492		Mobile TeleSystems PJSC ADR	675,424	0.1
224,495		Moscow Exchange MICEX-RTS PJ	389,011	0.1
11,598		Novatek PJSC GDR	1,714,323	0.2
191,890		Novolipetsk Steel PJSC	464,814	0.1
18,030		PhosAgro OJSC GDR	230,507	0.0
4,392		Polyus PJSC	294,702	0.0
152,836		Rosneft Oil Co. PJSC	965,198	0.1
17,082,910		RusHydro PJSC	183,910	0.0
1,185,442		Sberbank of Russia PJSC	4,117,713	0.5
50,730		Sberbank PAO ADR	728,229	0.1
34,031		Severstal PJSC	504,883	0.1
1,102,651		Surgutneftegas OJSC	501,815	0.1
237,915		Tatneft PJSC	2,573,365	0.3
681,827,930		VTB Bank PJSC	524,291	0.1
1,245	(1)	X5 Retail Group N.V. GDR	34,331	0.0
17,352		X5 Retail Group NV GDR	477,171	0.0
			26,533,884	3.2

		Singapore: 0.0%
29,200	(2)	BOC Aviation Ltd.	181,202	0.0

		South Africa: 6.3%
8,695		Anglo American Platinum Ltd.	226,777	0.0
63,300		AngloGold Ashanti Ltd.	518,952	0.1
60,413		Aspen Pharmacare Holdings Ltd.	1,134,309	0.1
112,339		Barclays Africa Group Ltd.	1,304,448	0.2
51,774		Bid Corp. Ltd.	1,036,725	0.1
51,794		Bidvest Group Ltd.	741,689	0.1
6,379		Capitec Bank Holdings Ltd.	401,888	0.0
40,670		Clicks Group Ltd.	580,703	0.1
36,256		Coronation Fund Managers Ltd.	154,116	0.0
54,741		Discovery Ltd.	587,512	0.1
39,576		Exxaro Resources Ltd.	361,331	0.0
532,008		FirstRand Ltd.	2,471,391	0.3
159,975		Fortress REIT Ltd. - A	179,121	0.0
132,485		Fortress REIT Ltd. - B	145,355	0.0
34,883	(3)	Foschini Group Ltd./The	441,596	0.1
125,863		Gold Fields Ltd.	445,408	0.1
464,572		Growthpoint Properties Ltd.	903,913	0.1
39,004		Hyprop Investments Ltd.	290,991	0.0
24,323		Imperial Holdings Ltd.	346,942	0.0
46,619		Investec Ltd.	326,461	0.0
10,239	(3)	Kumba Iron Ore Ltd.	219,147	0.0
21,118		Liberty Holdings Ltd.	179,074	0.0
213,509		Life Healthcare Group Holdings Ltd.	387,250	0.1
154,688		MMI Holdings Ltd.	199,304	0.0
18,827		Mondi Ltd.	509,958	0.1
39,560	(3)	Mr Price Group Ltd.	649,239	0.1
270,166		MTN Group Ltd.	2,125,089	0.3
68,764		Naspers Ltd.	17,338,419	2.1
34,203		Nedbank Group Ltd.	621,205	0.1

See Accompanying Notes to Financial Statements

12

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Africa: (continued)
178,811		Netcare Ltd.	358,508	0.0
777,064	(1)	Old Mutual Ltd.	1,574,238	0.2
56,452		Pick n Pay Stores Ltd.	307,744	0.0
19,533		Pioneer Foods Group Ltd.	159,354	0.0
23,932		PSG Group Ltd.	376,457	0.0
111,265		Rand Merchant Investment Holdings Ltd.	302,424	0.0
810,601		Redefine Properties Ltd.	619,880	0.1
22,659	(1)	Reinet Investments SCA	399,165	0.1
82,029		Remgro Ltd.	1,218,836	0.1
87,327		Resilient REIT Ltd.	358,093	0.0
108,147		RMB Holdings Ltd.	595,034	0.1
277,351		Sanlam Ltd.	1,409,120	0.2
82,862		Sappi Ltd.	551,337	0.1
87,450		Sasol Ltd.	3,180,280	0.4
69,229		Shoprite Holdings Ltd.	1,109,652	0.1
29,570	(3)	Spar Group Ltd.	399,699	0.1
204,289		Standard Bank Group Ltd.	2,852,320	0.3
41,290		Telkom SA Ltd.	147,280	0.0
24,738	(3)	Tiger Brands Ltd.	597,467	0.1
68,404		Truworths International Ltd.	382,454	0.0
92,292	(3)	Vodacom Group Pty Ltd.	826,137	0.1
154,909		Woolworths Holdings Ltd./South Africa	624,600	0.1
			53,178,392	6.3

		South Korea: 13.5%
5,040		Amorepacific Corp.	1,458,950	0.2
4,460		AMOREPACIFIC Group	494,396	0.1
1,267		BGF retail Co. Ltd.	221,682	0.0
40,884		BNK Financial Group, Inc.	342,570	0.0
5,344	(1)	Celltrion Healthcare Co. Ltd.	530,128	0.1
12,781	(1)	Celltrion, Inc.	3,472,407	0.4
2,362	(1)	Celltrion Pharm, Inc.	191,587	0.0
10,316		Cheil Worldwide, Inc.	191,049	0.0
1,248		CJ CheilJedang Corp.	395,104	0.1
2,407		CJ Corp.	306,689	0.0
2,748		CJ E&M Corp.	243,856	0.0
1,201	(1)	CJ Logistics Corp.	181,125	0.0
4,272		Daelim Industrial Co., Ltd.	293,467	0.0
28,163	(1)	Daewoo Engineering & Construction Co., Ltd.	148,421	0.0
26,593		DGB Financial Group, Inc.	244,578	0.0
7,764		DB Insurance Co. Ltd	411,167	0.1
5,464		Dongsuh Cos, Inc.	128,382	0.0
9,514	(1)	Doosan Heavy Industries and Construction Co. Ltd.	133,694	0.0
5,144	(1)	Doosan Bobcat, Inc.	147,709	0.0
3,249		E-Mart, Inc.	741,432	0.1
2,995		Hyundai Glovis Co., Ltd.	310,315	0.0
8,094		GS Engineering & Construction Corp.	334,554	0.0
8,087		GS Holdings Corp.	394,540	0.1
4,534		GS Retail Co. Ltd.	178,920	0.0
46,680		Hana Financial Group, Inc.	1,792,547	0.2
11,378		Hankook Tire Co. Ltd.	429,912	0.1
984		Hanmi Pharm Co. Ltd.	371,382	0.1
2,111		Hanmi Science Co. Ltd.	122,351	0.0
29,322		Hanon Systems Corp.	278,919	0.0
1,768		Hanssem Co. Ltd.	166,386	0.0
16,950		Hanwha Chemical Corp.	332,224	0.0
6,859		Hanwha Corp.	194,051	0.0
42,480		Hanwha Life Insurance Co. Ltd.	201,912	0.0
5,608	(1)	HDC Hyundai Development Co-Engineering & Construction	271,217	0.1
4,817	(1)	HLB, Inc.	420,853	0.1
2,749		Lotte Chemical Corp.	856,949	0.1
4,852		Hotel Shilla Co. Ltd.	537,435	0.1
3,223	(4)	Hyosung Corp.	387,512	0.0
2,127		Hyundai Department Store Co. Ltd.	220,496	0.0
12,190		Hyundai Engineering & Construction Co. Ltd.	629,811	0.1
5,700	(1)	Hyundai Heavy Industries Co. Ltd	521,265	0.1
10,804		Hyundai Mobis Co. Ltd.	2,054,931	0.3
24,571		Hyundai Motor Co.	2,761,631	0.3
12,433		Hyundai Steel Co.	586,506	0.1
1,511	(1)	Hyundai Heavy Industries Holdings Co., Ltd.	478,983	0.1
9,977		Hyundai Marine & Fire Insurance Co., Ltd.	302,113	0.0
38,646		Industrial Bank Of Korea	532,996	0.1
5,285	(1),(2)	ING Life Insurance Korea Ltd.	198,411	0.0
7,116		Kakao Corp.	730,778	0.1
18,016		Kangwon Land, Inc.	422,768	0.1
62,854		KB Financial Group, Inc.	2,958,649	0.4
910		KCC Corp.	267,842	0.0
3,834		KEPCO Plant Service & Engineering Co. Ltd.	122,633	0.0
41,196		Kia Motors Corp.	1,138,225	0.1
10,568	(1)	Korea Aerospace Industries Ltd.	389,704	0.1
39,921		Korea Electric Power Corp.	1,145,026	0.1
4,209	(1)	Korea Gas Corp.	241,936	0.0
6,388		Korea Investment Holdings Co., Ltd.	481,653	0.1
1,358		Korea Zinc Co., Ltd.	470,367	0.1
7,559		Korean Air Lines Co. Ltd.	191,511	0.0
3,610		KT Corp.	88,788	0.0
18,354		KT&G Corp.	1,763,543	0.2
2,821		Kumho Petrochemical Co. Ltd.	294,729	0.0
7,181		LG Chem Ltd.	2,149,334	0.3
14,602		LG Corp.	944,013	0.1
35,749		LG Display Co., Ltd.	586,480	0.1
16,989		LG Electronics, Inc.	1,264,920	0.2
1,471		LG Household & Health Care Ltd.	1,843,270	0.2
2,202		LG Innotek Co. Ltd.	285,564	0.0
4,528	(1)	Lotte Corp.	232,433	0.0
1,784		Lotte Shopping Co. Ltd.	336,382	0.0
663		Medy-Tox, Inc.	455,809	0.1
61,146		Mirae Asset Daewoo Co., Ltd.	467,249	0.1
4,446		NAVER Corp.	3,042,419	0.4
2,753		NCSoft Corp.	916,157	0.1
3,956	(2)	Netmarble Corp.	541,227	0.1

See Accompanying Notes to Financial Statements

13

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
22,307		NH Investment & Securities Co., Ltd.	298,834	0.0
2,777		OCI Co. Ltd.	256,921	0.0
3,388		Orion Corp./Republic of Korea	452,347	0.1
181		Ottogi Corp.	139,604	0.0
36,417	(1)	Pan Ocean Co. Ltd.	159,328	0.0
857	(1)	PearlAbyss Corp.	173,056	0.0
12,470		POSCO	3,679,397	0.4
7,394		Posco Daewoo Corp.	141,988	0.0
2,642		S-1 Corp.	229,471	0.0
2,601	(1),(2)	Samsung Biologics Co. Ltd.	973,538	0.1
11,949		Samsung C&T Corp.	1,249,397	0.2
4,454		Samsung Card Co.	153,133	0.0
8,727		Samsung Electro-Mechanics Co. Ltd.	1,161,904	0.1
755,100		Samsung Electronics Co., Ltd.	31,630,823	3.8
4,755		Samsung Fire & Marine Insurance Co. Ltd.	1,126,653	0.1
60,239	(1)	Samsung Heavy Industries Co., Ltd.	385,743	0.1
10,858		Samsung Life Insurance Co. Ltd.	958,512	0.1
8,650		Samsung SDI Co., Ltd.	1,659,143	0.2
5,439		Samsung SDS Co. Ltd.	976,602	0.1
10,386		Samsung Securities Co. Ltd.	324,184	0.0
24,588	(1)	Samsung Engineering Co. Ltd.	344,995	0.0
67,610		Shinhan Financial Group Co., Ltd.	2,617,734	0.3
1,150		Shinsegae, Inc.	413,596	0.1
7,970	(1)	SillaJen, Inc.	523,152	0.1
10,307		SK Innovation Co. Ltd.	1,866,890	0.2
4,915	(1)	SK Holdings Co. Ltd.	1,141,238	0.1
91,340		SK Hynix, Inc.	7,011,190	0.8
3,104		SK Telecom Co., Ltd.	648,766	0.1
6,972		S-Oil Corp.	684,664	0.1
2,108	(1)	ViroMed Co. Ltd.	444,919	0.1
7,594		Coway Co., Ltd.	590,077	0.1
73,126		Woori Bank	1,066,590	0.1
1,394		Yuhan Corp.	271,984	0.0
			113,677,297	13.5

		Taiwan: 11.3%
452,462		Acer, Inc.	368,973	0.0
52,694		Advantech Co. Ltd.	346,985	0.0
17,000		Airtac International Group	241,302	0.0
556,243		ASE Industrial Holding Co. Ltd.	1,306,296	0.1
361,356		Asia Cement Corp.	396,672	0.1
109,000		Asustek Computer, Inc.	994,692	0.1
1,319,000		AU Optronics Corp.	558,830	0.1
101,000		Catcher Technology Co., Ltd.	1,127,696	0.1
1,282,611		Cathay Financial Holding Co., Ltd.	2,259,195	0.3
179,128		Chailease Holding Co. Ltd.	585,803	0.1
759,395		Chang Hwa Commercial Bank Ltd.	440,304	0.1
307,650		Cheng Shin Rubber Industry Co. Ltd.	462,740	0.1
89,370		Chicony Electronics Co. Ltd.	201,202	0.0
408,000	(1)	China Airlines Ltd.	127,245	0.0
2,118,000		China Development Financial Holding Corp.	773,177	0.1
391,347		China Life Insurance Co., Ltd.	411,540	0.1
1,949,535		China Steel Corp.	1,514,430	0.2
2,727,170		CTBC Financial Holding Co. Ltd.	1,959,520	0.2
611,000		Chunghwa Telecom Co., Ltd.	2,201,941	0.3
656,000		Compal Electronics, Inc.	412,741	0.1
335,703		Delta Electronics, Inc.	1,203,276	0.1
1,448,534		E.Sun Financial Holding Co., Ltd.	1,008,568	0.1
28,386		Eclat Textile Co. Ltd.	337,136	0.0
316,020		Eva Airways Corp.	152,754	0.0
312,047	(1)	Evergreen Marine Corp. Taiwan Ltd	132,850	0.0
515,685		Far Eastern New Century Corp.	488,291	0.1
251,000		Far EasTone Telecommunications Co., Ltd.	648,374	0.1
51,312		Feng TAY Enterprise Co., Ltd.	257,204	0.0
1,479,151		First Financial Holding Co., Ltd.	998,672	0.1
566,600		Formosa Chemicals & Fibre Co.	2,254,677	0.3
194,000		Formosa Petrochemical Corp.	778,305	0.1
716,600		Formosa Plastics Corp.	2,640,884	0.3
111,000		Formosa Taffeta Co. Ltd.	121,309	0.0
148,849		Foxconn Technology Co., Ltd.	363,965	0.0
1,044,000		Fubon Financial Holding Co., Ltd.	1,746,734	0.2
25,000		General Interface Solution Holding Ltd.	161,800	0.0
50,000		Giant Manufacturing Co., Ltd.	211,229	0.0
33,000		Globalwafers Co. Ltd.	546,346	0.1
128,300		Highwealth Construction Corp.	190,226	0.0
33,122		Hiwin Technologies Corp.	390,208	0.1
2,595,463		HON HAI Precision Industry Co., Ltd.	7,072,812	0.8
43,000		Hotai Motor Co. Ltd.	378,487	0.1
107,000	(1)	HTC Corp.	199,420	0.0
1,154,856		Hua Nan Financial Holdings Co. Ltd.	671,794	0.1
1,377,439		Innolux Corp.	494,131	0.1
383,000		Inventec Co., Ltd.	300,356	0.0
16,000		Largan Precision Co. Ltd.	2,350,518	0.3
339,538		Lite-On Technology Corp.	410,264	0.1
279,000	(1)	Macronix International	395,649	0.1
235,820		MediaTek, Inc.	2,314,831	0.3
1,679,826		Mega Financial Holdings Co., Ltd.	1,481,098	0.2
108,000		Micro-Star International Co., Ltd.	332,456	0.0
835,890		Nan Ya Plastics Corp.	2,387,434	0.3

See Accompanying Notes to Financial Statements

14

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Taiwan: (continued)
158,000		Nanya Technology Corp.	428,886	0.1
24,000		Nien Made Enterprise Co. Ltd.	204,514	0.0
90,000		Novatek Microelectronics Corp., Ltd.	405,022	0.1
305,000		Pegatron Corp.	626,255	0.1
23,000		Phison Electronics Corp.	181,421	0.0
326,000		Pou Chen Corp.	378,250	0.1
117,000		Powertech Technology, Inc.	339,132	0.0
88,000		President Chain Store Corp.	997,165	0.1
422,000		Quanta Computer, Inc.	739,480	0.1
73,760		Realtek Semiconductor Corp.	268,007	0.0
148,032	(1)	Ruentex Development Co. Ltd.	170,808	0.0
89,081		Ruentex Industries Ltd.	181,494	0.0
1,272,860		Shin Kong Financial Holding Co., Ltd.	489,607	0.1
1,640,642		SinoPac Financial Holdings Co., Ltd.	591,305	0.1
78,914		Standard Foods Corp.	159,615	0.0
219,800		Synnex Technology International Corp.	331,437	0.0
28,000	(1)	TaiMed Biologics, Inc.	285,877	0.0
1,514,451		Taishin Financial Holdings Co., Ltd.	714,689	0.1
606,083		Taiwan Business Bank	186,851	0.0
599,000		Taiwan Cement Corp.	831,131	0.1
1,279,049		Taiwan Cooperative Financial Holding Co. Ltd.	748,367	0.1
275,000		Taiwan High Speed Rail Corp.	215,425	0.0
252,000		Taiwan Mobile Co., Ltd.	912,963	0.1
3,866,000		Taiwan Semiconductor Manufacturing Co., Ltd.	27,452,773	3.3
293,000		Teco Electric and Machinery Co. Ltd.	219,888	0.0
752,209		Uni-President Enterprises Corp.	1,906,717	0.2
1,818,000		United Microelectronics Corp.	1,025,352	0.1
143,000		Vanguard International Semiconductor Corp.	326,674	0.0
49,000		Walsin Technology Corp.	668,918	0.1
55,000		Win Semiconductors Corp.	393,835	0.1
475,000		Winbond Electronics Corp.	302,575	0.0
403,530		Wistron Corp.	299,234	0.0
259,000		WPG Holdings Ltd.	366,712	0.0
33,000		Yageo Corp.	1,212,856	0.1
1,574,586		Yuanta Financial Holding Co., Ltd.	717,064	0.1
74,000		Zhen Ding Technology Holding Ltd.	163,364	0.0
			95,557,005	11.3

		Thailand: 2.1%
2,700		Advanced Info Service PCL	15,069	0.0
159,600		Advanced Info Service PCL	890,723	0.1
24,000		Airports of Thailand PCL	45,625	0.0
648,300		Airports of Thailand PCL	1,232,439	0.2
38,800		Bangkok Bank PCL - Foreign Reg	232,175	0.0
21,200		Bangkok Dusit Medical Services PCL	15,978	0.0
578,600		Bangkok Dusit Medical Services PCL	436,068	0.1
59,900		Bangkok Expressway & Metro PCL	13,465	0.0
1,084,600		Bangkok Expressway & Metro PCL	243,803	0.0
20,000		Banpu PCL	11,764	0.0
325,100		Banpu PCL	191,222	0.0
9,100		Berli Jucker PCL	13,864	0.0
173,700	(3)	Berli Jucker PCL	264,643	0.0
50,000		BTS Group Holdings PCL	13,281	0.0
838,100		BTS Group Holdings PCL	222,616	0.0
2,500		Bumrungrad Hospital PCL	12,569	0.0
53,500		Bumrungrad Hospital PCL	268,980	0.1
6,800		Central Pattana PCL	14,314	0.0
207,600		Central Pattana PCL	436,992	0.1
61,000		Charoen Pokphand Foods PCL	44,558	0.0
464,600		Charoen Pokphand Foods PCL	339,370	0.1
55,000		CP ALL PCL	121,896	0.0
751,300		CP ALL PCL	1,665,097	0.2
6,800		Delta Electronics Thailand PCL	12,003	0.0
74,900		Delta Electronics Thailand PCL	132,214	0.0
1,800		Electricity Generating PCL	12,155	0.0
18,400		Electricity Generating PCL	124,252	0.0
15,900		Energy Absolute PCL	15,696	0.0
184,700		Energy Absolute PCL	182,325	0.0
4,400		Glow Energy PCL	12,584	0.0
73,200		Glow Energy PCL	209,349	0.0
31,800		Home Product Center PCL	12,878	0.0
597,651		Home Product Center PCL	242,022	0.0
12,900		Indorama Ventures PCL	21,300	0.0
233,600		Indorama Ventures PCL	385,720	0.1
68,300		IRPC PCL	11,945	0.0
1,536,100		IRPC PCL	268,654	0.0
25,600		Kasikornbank PCL	149,768	0.0
259,400		Kasikornbank PCL - Foreign	1,563,418	0.2
25,400		Krung Thai Bank PCL	12,795	0.0
526,000		Krung Thai Bank PCL	264,962	0.0
442,400		Land and Houses PCL	150,894	0.0
12,900		Minor International PCL	12,651	0.0
344,300		Minor International PCL	337,659	0.1
212,400		PTT Exploration & Production PCL	899,130	0.1
340,400		PTT Global Chemical PCL	749,308	0.1
5,900		PTT Exploration & Production PCL	24,976	0.0
7,500		PTT Global Chemical PCL	16,509	0.0

See Accompanying Notes to Financial Statements

15

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Thailand: (continued)
1,567,100		PTT PCL	2,265,668	0.3
134,700		PTT PCL	194,745	0.0
7,100		Robinson PCL	12,009	0.0
77,500		Robinson PCL	131,087	0.0
2,600		Siam Cement PCL	32,464	0.0
56,200		Siam Cement PCL	698,536	0.1
278,700		Siam Commercial Bank PCL	995,034	0.1
4,100		Siam Commercial Bank PCL	14,638	0.0
11,800		Thai Oil PCL	27,662	0.0
157,000		Thai Oil PCL	368,050	0.1
24,900		Thai Union Group PCL	11,877	0.0
278,300		Thai Union Group PCL	132,744	0.0
166,500		TMB Bank PCL	11,570	0.0
1,823,600		TMB Bank PCL	126,722	0.0
76,100		True Corp. PCL	12,157	0.0
1,497,590	(3)	True Corp. PCL	239,236	0.0
			17,845,877	2.1

		Turkey: 0.7%
332,618		Akbank Turk AS	543,631	0.1
34,418		Anadolu Efes Biracilik Ve Malt Sanayii AS	176,907	0.0
39,290		Arcelik A/S	130,380	0.0
53,285		Aselsan Elektronik Sanayi Ve Ticaret AS	267,895	0.0
32,362		BIM Birlesik Magazalar AS	472,619	0.1
13,672		Coca-Cola Icecek AS	100,607	0.0
309,782		Emlak Konut Gayrimenkul Yatirim Ortakligi AS	137,180	0.0
215,894		Eregli Demir ve Celik Fabrikalari TAS	478,811	0.1
11,150		Ford Otomotiv Sanayi A/S	148,382	0.0
140,364		Haci Omer Sabanci Holding AS	269,495	0.0
113,246		KOC Holding AS	349,920	0.1
117,610		Petkim Petrokimya Holding	123,879	0.0
28,961		TAV Havalimanlari Holding AS	141,749	0.0
20,115		Tofas Turk Otomobil Fabrikasi AS	105,270	0.0
18,704		Tupras Turkiye Petrol Rafine	440,897	0.1
85,837	(1)	Turk Hava Yollari	253,154	0.0
166,929		Turkcell Iletisim Hizmet AS	442,530	0.1
346,341		Turkiye Garanti Bankasi A/S	631,779	0.1
102,346		Turkiye Halk Bankasi AS	165,134	0.0
244,344		Turkiye Is Bankasi	303,156	0.0
116,658		Turk Sise Ve Cam Fabrikalari	107,392	0.0
125,841		Turkiye Vakiflar Bankasi Tao	134,265	0.0
25,210	(1)	Ulker Biskuvi Sanayi AS	98,725	0.0
270,383	(1)	Yapi Ve Kredi Bankasi	145,514	0.0
			6,169,271	0.7

		United Arab Emirates: 0.6%
315,699		Abu Dhabi Commercial Bank PJSC	606,791	0.1
530,035		Aldar Properties PJSC	291,800	0.0
263,336		DAMAC Properties Dubai Co. PJSC	147,192	0.0
24,456		DP World Ltd.	562,488	0.1
272,593		Dubai Investments PJSC	141,003	0.0
251,299		Dubai Islamic Bank PJSC	333,182	0.1
284,222		Emaar Malls PJSC	165,589	0.0
537,029		Emaar Properties PJSC	720,633	0.1
108,188	(1)	Emaar Development PJSC	149,036	0.0
264,039		Emirates Telecommunications Group Co. PJSC	1,160,919	0.1
219,364		First Abu Dhabi Bank PJSC	725,610	0.1
			5,004,243	0.6

	Total Common Stock
	(Cost $713,717,225)		792,828,815	94.2

PREFERRED STOCK: 2.9%
		Brazil: 2.0%
536,321		Banco Bradesco SA	3,705,780	0.4
27,900		Braskem SA	362,666	0.1
24,800		Cia Brasileira de Distribuicao	495,520	0.1
141,259		Cia Energetica de Minas Gerais	263,146	0.0
36,400	(1)	Centrais Eletricas Brasileiras SA	128,855	0.0
158,900		Gerdau SA	567,829	0.1
508,350		Itau Unibanco Holding S.A.	5,266,143	0.6
688,287		Investimentos Itau SA	1,632,034	0.2
116,960		Lojas Americanas SA	500,945	0.1
624,400		Petroleo Brasileiro SA	2,766,161	0.3
68,800		Telefonica Brasil SA	813,902	0.1
			16,502,981	2.0

		Chile: 0.1%
45,565		Embotelladora Andina SA	177,687	0.0
19,155		Sociedad Quimica y Minera de Chile SA	918,620	0.1
			1,096,307	0.1

		Colombia: 0.0%
571,663		Grupo Aval Acciones y Valores	238,920	0.0
18,977		Grupo de Inversiones Suramericana SA	229,585	0.0
			468,505	0.0

		Russia: 0.1%
1,073,123		Surgutneftegas OAO	538,351	0.1
72		Transneft PJSC	190,899	0.0
			729,250	0.1

		South Korea: 0.7%
1,424		Amorepacific Corp.	197,843	0.0
3,742		Hyundai Motor Co.	276,095	0.0
5,807		Hyundai Motor Co.- Series 2	472,658	0.1
338		LG Household & Health Care Ltd.	221,455	0.0
1,286		LG Chem Ltd.	232,389	0.0

See Accompanying Notes to Financial Statements

16

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	South Korea: (continued)
134,318	Samsung Electronics Co., Ltd.	4,535,771	0.6
		5,936,211	0.7

	Total Preferred Stock
	(Cost $24,923,885)	24,733,254	2.9

RIGHTS: –%
	Taiwan: –%
50,856	(1) Cathay Financial Holding Co., Ltd.	–	–

	Total Rights
	(Cost $–)	–	–

	Total Long-Term Investments
	(Cost $738,641,110)	817,562,069	97.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
	Securities Lending Collateral(5): 1.1%
2,134,753	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $2,135,118, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $2,177,448, due 07/25/18-06/15/53)	2,134,753	0.2
2,583,753	National Bank Financial, Repurchase Agreement dated 06/29/18, 2.01%, due 07/02/18 (Repurchase Amount $2,584,180, collateralized by various U.S. Government Securities, 0.000%-6.000%, Market Value plus accrued interest $2,635,429, due 09/06/18-09/09/49)	2,583,753	0.3
2,134,753	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $2,135,095, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $2,177,454, due 01/31/20-09/09/49)	2,134,753	0.3
2,134,753	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $2,135,157, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,177,464, due 07/15/19-02/15/48)	2,134,753	0.3
		8,988,012	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.0%
17,042,000	(6) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810%
	(Cost $17,042,000)	17,042,000	2.0

	Total Short-Term Investments
	(Cost $26,030,012)	26,030,012	3.1

	Total Investments in Securities (Cost $764,671,122)	$843,592,081	100.2
	Liabilities in Excess of Other Assets	(1,547,196)	(0.2)
	Net Assets	$842,044,885	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

17

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.9%
	Belgium: 2.7%
109,866	Anheuser-Busch InBev SA/NV	11,081,646	2.7

	Finland: 1.2%
813,992	Nokia OYJ - Finland	4,668,967	1.2

	France: 35.0%
61,968	Air Liquide SA	7,767,401	1.9
301,111	AXA S.A.	7,357,288	1.8
166,542	BNP Paribas	10,301,790	2.6
80,012	Cie de Saint-Gobain	3,564,134	0.9
92,002	Danone	6,717,304	1.7
267,170	Engie SA	4,086,772	1.0
31,673	Essilor International Cie Generale d'Optique SA	4,465,779	1.1
35,584	L'Oreal S.A.	8,772,418	2.2
38,934	LVMH Moet Hennessy Louis Vuitton SE	12,926,841	3.2
296,251	Orange SA	4,945,071	1.2
51,839	Safran S.A.	6,277,964	1.6
163,508	Sanofi	13,123,090	3.3
77,865	Schneider Electric SE	6,475,787	1.6
116,779	Societe Generale	4,908,218	1.2
384,269	Total SA	23,335,057	5.8
20,080	(1) Unibail-Rodamco-Westfield	4,421,394	1.1
80,344	Vinci SA	7,712,323	1.9
149,315	Vivendi SA	3,652,684	0.9
		140,811,315	35.0

	Germany: 29.9%
26,292	Adidas AG	5,724,243	1.4
63,635	Allianz SE	13,112,308	3.3
132,759	BASF SE	12,674,325	3.2
134,794	Bayer AG	14,803,581	3.7
46,317	Bayerische Motoren Werke AG	4,186,713	1.0
129,076	Daimler AG	8,268,245	2.1
274,987	Deutsche Bank AG	2,941,945	0.7
141,685	Deutsche Post AG	4,603,403	1.1
468,755	Deutsche Telekom AG	7,244,341	1.8
318,152	E.ON AG	3,389,756	0.8
59,122	Fresenius SE & Co. KGaA	4,733,590	1.2
21,615	Muenchener Rueckversicherungs-Gesellschaft AG	4,544,406	1.1
156,209	SAP SE	18,029,319	4.5
122,862	Siemens AG	16,187,805	4.0
		120,443,980	29.9

	Ireland: 1.1%
121,906	CRH PLC	4,287,966	1.1

	Italy: 4.8%
1,122,858	Enel S.p.A.	6,221,968	1.6
367,181	ENI S.p.A.	6,808,048	1.7
2,119,565	Intesa Sanpaolo SpA	6,132,484	1.5
		19,162,500	4.8

	Netherlands: 13.0%
82,584	Airbus SE	9,637,136	2.4
62,365	ASML Holding NV	12,341,101	3.1
562,466	ING Groep NV	8,073,941	2.0
136,002	Koninklijke Philips NV	5,762,136	1.4
180,216	Koninklijke Ahold Delhaize NV	4,303,130	1.1
218,729	Unilever NV	12,186,935	3.0
		52,304,379	13.0

	Spain: 9.2%
963,793	Banco Bilbao Vizcaya Argentaria SA	6,797,224	1.7
2,332,360	Banco Santander SA	12,465,239	3.1
850,865	Iberdrola S.A.	6,561,672	1.6
160,644	Industria de Diseno Textil SA	5,470,596	1.4
674,085	Telefonica S.A.	5,721,261	1.4
		37,015,992	9.2

	Total Common Stock
	(Cost $347,414,105)	389,776,745	96.9

PREFERRED STOCK: 1.1%
	Germany: 1.1%
26,462	Volkswagen AG	4,371,800	1.1

	Total Preferred Stock
	(Cost $3,721,152)	4,371,800	1.1

RIGHTS: –%
	Italy: –%
2,033,574	(1) INTESA SANPAOLO RTS	–	–

	Total Rights
	(Cost $–)	–	–

	Total Long-Term Investments
	(Cost $351,135,257)	394,148,545	98.0

SHORT-TERM INVESTMENTS: 1.4%
	Mutual Funds: 1.4%
5,606,000	(2) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810%
	(Cost $5,606,000)	5,606,000	1.4

	Total Short-Term Investments
	(Cost $5,606,000)	5,606,000	1.4

	Total Investments in Securities (Cost $356,741,257)	$399,754,545	99.4
	Assets in Excess of Other Liabilities	2,251,149	0.6
	Net Assets	$402,005,694	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

18

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Germany: 0.4%
40,937		TUI AG	895,373	0.4

		Ireland: 1.0%
8,403		DCC PLC	761,977	0.3
7,813		Paddy Power Betfair PLC	853,832	0.3
22,339		Smurfit Kappa Group PLC	899,653	0.4
			2,515,462	1.0

		Mexico: 0.1%
17,352		Fresnillo PLC	261,489	0.1

		Netherlands: 11.1%
432,908		Royal Dutch Shell PLC - Class A	14,982,468	6.0
352,719		Royal Dutch Shell PLC - Class B	12,631,912	5.1
			27,614,380	11.1

		Switzerland: 3.1%
18,535		Coca-Cola HBC AG	616,930	0.3
22,189		Ferguson PLC	1,795,262	0.7
1,098,774		Glencore PLC	5,216,742	2.1
			7,628,934	3.1

		United Arab Emirates: 0.1%
8,097		NMC Health PLC	381,107	0.1

		United Kingdom: 82.1%
89,602		3i Group PLC	1,060,809	0.4
19,140		Admiral Group PLC	481,032	0.2
92,891	(1)	Anglo American PLC	2,062,265	0.8
32,568		Antofagasta PLC	423,130	0.2
45,971		Ashtead Group PLC	1,368,985	0.6
32,712		Associated British Foods PLC	1,179,538	0.5
119,265		AstraZeneca PLC	8,249,216	3.3
377,268		Aviva PLC	2,503,204	1.0
300,333		BAE Systems PLC	2,555,023	1.0
1,604,778		Barclays PLC	3,966,582	1.6
94,698		Barratt Developments PLC	641,949	0.3
11,717		Berkeley Group Holdings PLC	583,658	0.2
195,663		BHP Billiton PLC	4,391,150	1.8
1,838,015		BP PLC	13,984,555	5.6
214,774		British American Tobacco PLC	10,818,883	4.3
92,281		British Land Co. PLC	816,408	0.3
784,935		BT Group PLC	2,251,777	0.9
31,592		Bunzl PLC	954,113	0.4
39,027		Burberry Group PLC	1,109,168	0.5
16,328		Carnival PLC	933,225	0.4
527,669		Centrica PLC	1,095,641	0.4
148,859		Compass Group PLC	3,173,020	1.3
79,267		CRH PLC - London	2,780,466	1.1
11,956		Croda International PLC	755,345	0.3
227,265		Diageo PLC	8,164,691	3.3
129,498		Direct Line Insurance Group PLC	584,382	0.2
93,947		DS Smith PLC	643,693	0.3
23,265		easyJet PLC	511,827	0.2
47,681		Evraz PLC	318,243	0.1
86,110		Experian PLC	2,124,213	0.9
458,582		GlaxoSmithKline PLC	9,245,435	3.7
51,731		GVC Holdings PLC	715,334	0.3
35,647		Halma PLC	641,870	0.3
24,724		Hargreaves Lansdown PLC	640,888	0.3
1,891,100		HSBC Holdings PLC	17,671,086	7.1
89,357		Imperial Brands PLC	3,318,547	1.3
117,172		Informa PLC	1,287,963	0.5
17,928		InterContinental Hotels Group PLC	1,114,497	0.5
154,116		International Consolidated Airlines Group SA	1,344,573	0.5
15,183		Intertek Group PLC	1,141,617	0.5
350,569		ITV PLC	801,484	0.3
152,102		J Sainsbury PLC	643,660	0.3
17,871		Johnson Matthey PLC	850,954	0.3
54,102	(2)	Just Eat PLC	554,787	0.2
202,307		Kingfisher PLC	791,143	0.3
67,050		Land Securities Group PLC	844,716	0.3
556,870		Legal & General Group PLC	1,947,839	0.8
6,756,800		Lloyds Banking Group Plc	5,606,230	2.3
29,340		London Stock Exchange Group PLC	1,727,230	0.7
152,917		Marks & Spencer Group PLC	594,001	0.2
410,921		Melrose Industries PLC	1,149,783	0.5
40,357		Micro Focus International PLC	700,247	0.3
34,483		Mondi PLC	930,284	0.4
315,635		National Grid PLC	3,488,100	1.4
12,741		Next PLC	1,014,167	0.4
51,702	(2)	Ocado Group PLC	698,721	0.3
73,277		Pearson PLC	853,361	0.3
29,146		Persimmon PLC	970,843	0.4
243,836		Prudential PLC	5,558,559	2.2
1	(2),(3)	Quilter PLC	2	0.0
8,808		Randgold Resources Ltd.	677,928	0.3
58,899		Reckitt Benckiser Group PLC	4,839,422	1.9
97,820		Relx PLC	2,088,941	0.8
173,578		Rentokil Initial PLC	800,303	0.3
8,466		Rightmove PLC	591,793	0.2
108,377		Rio Tinto PLC	5,973,573	2.4
156,174		Rolls-Royce Holdings PLC	2,034,177	0.8
425,131	(2)	Royal Bank of Scotland Group PLC	1,431,216	0.6
86,228		Royal Mail PLC	573,668	0.2
96,430		RSA Insurance Group PLC	862,403	0.4
101,990		Sage Group PLC/The	842,354	0.3
10,507		Schroders PLC	436,007	0.2
95,558		SSE PLC	1,705,761	0.7
94,845		Segro PLC	835,285	0.3
22,279		Severn Trent PLC	580,897	0.2

See Accompanying Notes to Financial Statements

19

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
84,353	Shire PLC	4,752,346	1.9
97,226	Sky PLC	1,872,456	0.8
82,337	Smith & Nephew PLC	1,516,672	0.6
37,255	Smiths Group PLC	832,181	0.3
49,092	St. James's Place PLC	740,705	0.3
254,460	Standard Chartered PLC	2,311,363	0.9
255,149	Standard Life Aberdeen PLC	1,092,589	0.4
306,012	Taylor Wimpey PLC	720,358	0.3
909,351	Tesco PLC	3,076,874	1.2
107,907	Unilever PLC	5,960,826	2.4
64,198	United Utilities Group PLC	645,400	0.3
2,512,023	Vodafone Group PLC	6,084,846	2.4
17,256	Whitbread PLC	899,510	0.4
204,475	WM Morrison Supermarkets PLC	678,243	0.3
115,330	WPP PLC	1,812,015	0.7
		204,604,224	82.1

	Total Common Stock
	(Cost $226,148,212)	243,900,969	97.9

PREFERRED STOCK: 0.0%
	United Kingdom: 0.0%
11,362,982	(2) Rolls-Royce Holdings PLC - C Shares	14,996	0.0

	Total Preferred Stock
	(Cost $15,815)	14,996	0.0

CLOSED-END FUNDS: 0.4%
	United Kingdom: 0.4%
132,260	Scottish Mortgage Investment Trust PLC	919,587	0.4

	Total Closed-End Funds
	(Cost $609,269)	919,587	0.4

	Total Long-Term Investments
	(Cost $226,773,296)	244,835,552	98.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
	Securities Lending Collateral(4): 0.8%
29,967	Bank of Nova Scotia, Repurchase Agreement dated 06/29/18, 2.11%, due 07/02/18 (Repurchase Amount $29,972, collateralized by various U.S. Government Agency Obligations, 2.500%-6.430%, Market Value plus accrued interest $30,572, due 02/01/21-06/01/48)	29,967	0.0
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $1,000,187, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,020,000, due 11/15/42-08/15/44)	1,000,000	0.4
1,000,000	National Bank Financial, Repurchase Agreement dated 06/29/18, 2.01%, due 07/02/18 (Repurchase Amount $1,000,165, collateralized by various U.S. Government Securities, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 09/06/18-09/09/49)	1,000,000	0.4
		2,029,967	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
1,997,000	(5) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810%
	(Cost $1,997,000)	1,997,000	0.8

	Total Short-Term Investments
	(Cost $4,026,967)	4,026,967	1.6

	Total Investments in Securities (Cost $230,800,263)	$248,862,519	99.9
	Assets in Excess of Other Liabilities	233,322	0.1
	Net Assets	$249,095,841	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

20

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.3%
		Australia: 6.6%
77,470		AGL Energy Ltd.	1,289,006	0.1
296,490		Alumina Ltd.	613,552	0.0
136,544		Amcor Ltd.	1,454,834	0.1
347,513		AMP Ltd.	914,029	0.1
140,005		APA Group	1,019,996	0.1
67,432		Aristocrat Leisure Ltd.	1,539,970	0.1
23,053		ASX Ltd.	1,098,885	0.1
233,000		Aurizon Holdings Ltd.	745,120	0.0
208,326		AusNet Services	247,430	0.0
345,184		Australia & New Zealand Banking Group Ltd.	7,224,557	0.4
45,417		Bank of Queensland Ltd.	341,961	0.0
55,583		Bendigo and Adelaide Bank Ltd.	445,284	0.0
874,585	(1),(2)	BGP Holdings PLC	–	–
379,450		BHP Billiton Ltd.	9,494,606	0.5
66,650		BlueScope Steel Ltd.	850,625	0.1
141,097		Boral Ltd.	680,725	0.0
188,502		Brambles Ltd.	1,237,566	0.1
31,246		Caltex Australia Ltd.	751,959	0.0
66,655		Challenger Ltd.	583,315	0.0
11,220		CIMIC Group Ltd.	350,740	0.0
62,952		Coca-Cola Amatil Ltd.	428,178	0.0
6,917		Cochlear Ltd.	1,024,074	0.1
207,316		Commonwealth Bank of Australia	11,181,086	0.6
53,809		Computershare Ltd.	733,011	0.0
43,872		Crown Resorts Ltd.	437,748	0.0
53,452		CSL Ltd.	7,608,526	0.4
121,324		Dexus	872,047	0.1
7,346	(3)	Domino's Pizza Enterprises Ltd.	283,707	0.0
6,735		Flight Centre Travel Group Ltd.	317,043	0.0
182,401		Fortescue Metals Group Ltd.	592,251	0.0
207,869		Goodman Group	1,481,863	0.1
213,287		GPT Group	798,020	0.1
64,792	(3)	Harvey Norman Holdings Ltd.	159,176	0.0
200,674		Healthscope Ltd.	327,440	0.0
193,076		Incitec Pivot Ltd.	518,021	0.0
278,357		Insurance Australia Group Ltd.	1,756,071	0.1
67,979		Lend Lease Corp., Ltd.	995,321	0.1
37,960		Macquarie Group Ltd.	3,459,532	0.2
331,069		Medibank Pvt Ltd.	714,855	0.0
440,809		Mirvac Group	707,503	0.0
321,298		National Australia Bank Ltd.	6,523,832	0.4
90,328		Newcrest Mining Ltd.	1,466,669	0.1
162,450		Oil Search Ltd.	1,067,289	0.1
45,471		Orica Ltd.	596,963	0.0
206,831	(2)	Origin Energy Ltd.	1,534,097	0.1
161,011		QBE Insurance Group Ltd.	1,159,159	0.1
17,031		Ramsay Health Care Ltd.	680,102	0.0
6,390		REA Group Ltd.	428,839	0.0
48,390		Rio Tinto Ltd.	2,989,791	0.2
216,278	(2)	Santos Ltd.	1,001,724	0.1
624,046		Scentre Group	2,027,559	0.1
38,851		Seek Ltd.	626,088	0.0
48,080		Sonic Healthcare Ltd.	872,175	0.1
367,875		South32 Ltd.	982,346	0.1
242,587		South32 Ltd. - GBP	649,590	0.0
290,060		Stockland	852,254	0.1
152,710		Suncorp Group Ltd.	1,646,901	0.1
131,021		Sydney Airport	693,618	0.0
228,536		Tabcorp Holdings Ltd.	753,392	0.0
495,213		Telstra Corp., Ltd.	957,812	0.1
41,333		TPG Telecom Ltd.	157,997	0.0
260,616		Transurban Group - Stapled Security	2,307,836	0.1
85,120		Treasury Wine Estates Ltd.	1,093,624	0.1
384,089		Vicinity Centres	736,615	0.0
133,496		Wesfarmers Ltd.	4,870,776	0.3
402,444		Westpac Banking Corp.	8,739,865	0.5
108,063		Woodside Petroleum Ltd.	2,831,952	0.2
152,943		Woolworths Group Ltd	3,454,022	0.2
			116,982,520	6.6

		Austria: 0.2%
8,860		Andritz AG	469,592	0.0
35,435		Erste Group Bank AG	1,477,284	0.1
17,419		OMV AG	985,181	0.1
17,920		Raiffeisen International Bank Holding AG	549,057	0.0
13,729		Voestalpine AG	631,302	0.0
			4,112,416	0.2

		Belgium: 1.0%
22,165		Ageas	1,115,855	0.1
90,065		Anheuser-Busch InBev SA/NV	9,084,416	0.5
18,644		Proximus SADP	419,344	0.0
7,534		Colruyt S.A.	429,969	0.0
9,587		Groupe Bruxelles Lambert S.A.	1,008,556	0.0
29,460		KBC Group NV	2,262,533	0.1
8,715		Solvay S.A.	1,097,556	0.1
6,246	(2)	Telenet Group Holding NV	290,791	0.0
14,992		UCB S.A.	1,175,229	0.1
24,628		Umicore SA	1,405,951	0.1
			18,290,200	1.0

		China: 0.1%
435,417		BOC Hong Kong Holdings Ltd.	2,046,433	0.1
88,000		Minth Group Ltd.	372,214	0.0
			2,418,647	0.1

		Denmark: 1.6%
450		AP Moller - Maersk A/S - Class A	531,795	0.0
780		AP Moller - Maersk A/S - Class B	964,938	0.1
12,605		Carlsberg A/S	1,483,086	0.1
11,635		Chr Hansen Holding A/S	1,071,129	0.1
14,015	(3)	Coloplast A/S	1,399,290	0.1
87,789		Danske Bank A/S	2,734,969	0.2
22,377		DSV A/S	1,801,387	0.1

See Accompanying Notes to Financial Statements

21

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Denmark: (continued)
7,212	(2)	Genmab A/S	1,109,697	0.1
8,454		H Lundbeck A/S	592,511	0.0
20,060		ISS A/S	687,094	0.0
208,623		Novo Nordisk A/S	9,636,414	0.5
26,543		Novozymes A/S	1,342,498	0.1
22,331	(4)	Orsted A/S	1,349,265	0.1
13,290		Pandora A/S	926,279	0.0
13,987		Tryg A/S	327,553	0.0
24,484		Vestas Wind Systems A/S	1,511,552	0.1
13,455	(2)	William Demant Holding A/S	539,977	0.0
			28,009,434	1.6

		Finland: 1.0%
16,889		Elisa OYJ	780,229	0.0
52,529		Fortum OYJ	1,251,196	0.1
39,685		Kone OYJ	2,017,807	0.1
13,050		Metso OYJ	435,285	0.0
15,156		Neste Oyj	1,185,790	0.1
500,976		Nokia OYJ - Finland	2,873,542	0.2
172,697		Nokia OYJ - France	993,285	0.1
14,121		Nokian Renkaat OYJ	556,057	0.0
12,038		Orion Oyj	323,763	0.0
52,299		Sampo OYJ	2,547,001	0.1
65,024		Stora Enso OYJ (Euro Denominated Security)	1,266,796	0.1
62,543		UPM-Kymmene OYJ	2,226,852	0.1
52,622		Wartsila OYJ	1,030,169	0.1
			17,487,772	1.0

		France: 9.8%
22,313		Accor S.A.	1,092,801	0.1
3,564		Aeroports de Paris	805,074	0.1
50,574		Air Liquide SA	6,339,216	0.4
18,636		Alstom SA	854,992	0.1
7,381	(4)	Amundi SA	510,211	0.0
8,082		Arkema SA	953,679	0.1
11,156		Atos SE	1,516,960	0.1
229,164		AXA S.A.	5,599,349	0.3
5,089		BioMerieux	457,239	0.0
132,941		BNP Paribas	8,223,333	0.5
101,020		Bollore SA	469,132	0.0
25,703		Bouygues SA	1,104,408	0.1
31,688		Bureau Veritas SA	844,716	0.1
18,809		Capgemini SE	2,520,595	0.1
68,865	(3)	Carrefour S.A.	1,110,858	0.1
6,353		Casino Guichard Perrachon S.A.	245,866	0.0
58,536		Cie de Saint-Gobain	2,607,486	0.2
20,046		Cie Generale des Etablissements Michelin SCA	2,425,130	0.1
21,296		CNP Assurances	483,836	0.0
134,207		Credit Agricole SA	1,781,269	0.1
71,163		Danone	5,195,795	0.3
304		Dassault Aviation SA	578,046	0.0
15,233		Dassault Systemes SE	2,131,764	0.1
27,613		Edenred	872,205	0.1
9,031		Eiffage SA	981,160	0.1
69,023	(3)	Electricite de France SA	947,125	0.1
215,151		Engie SA	3,291,062	0.2
24,522		Essilor International Cie Generale d'Optique SA	3,457,513	0.2
5,225		Eurazeo SA	395,493	0.0
1,368		Eurofins Scientific SE	758,708	0.0
20,975		Eutelsat Communications	434,083	0.0
9,134		Faurecia SA	649,304	0.0
4,218		Covivio	438,264	0.0
5,639		Gecina S.A.	942,043	0.1
56,189		Getlink	770,345	0.0
3,725		Hermes International	2,275,435	0.1
3,922		ICADE	367,368	0.0
3,071		Iliad SA	484,559	0.0
4,184		Imerys SA	337,679	0.0
7,136		Ingenico Group SA	639,845	0.0
4,542		Ipsen SA	710,411	0.0
8,734	(3)	JC Decaux SA	291,643	0.0
25,349		Klepierre SA	952,443	0.1
31,208		Legrand S.A.	2,285,898	0.1
29,749		L'Oreal S.A.	7,333,933	0.4
32,964		LVMH Moet Hennessy Louis Vuitton SE	10,944,686	0.6
112,861		Natixis SA	798,555	0.1
234,919		Orange SA	3,921,307	0.2
24,970		Pernod Ricard SA	4,075,229	0.2
69,287		Peugeot S.A.	1,578,725	0.1
8,930		Kering SA	5,030,274	0.3
24,421		Publicis Groupe	1,675,831	0.1
2,760		Remy Cointreau SA	357,321	0.0
22,618	(3)	Renault S.A.	1,916,232	0.1
34,926	(2),(3)	Rexel SA	501,367	0.0
39,310		Safran S.A.	4,760,639	0.3
133,456		Sanofi	10,711,128	0.6
65,431		Schneider Electric SE	5,441,691	0.3
19,979	(2)	SCOR SE	738,846	0.0
2,773		SEB SA	483,794	0.0
3,193		Societe BIC S.A.	296,066	0.0
90,587		Societe Generale	3,807,369	0.2
10,750		Sodexo SA	1,073,111	0.1
44,646		SUEZ	577,542	0.0
6,843		Teleperformance	1,207,761	0.1
12,504		Thales S.A.	1,608,690	0.1
285,151		Total SA	17,316,033	1.0
9,248	(2)	UbiSoft Entertainment	1,010,884	0.1
84,000	(2)	Unibail Group Stapled	911,949	0.1
11,514	(2)	Unibail-Rodamco-Westfield	2,535,255	0.1
28,203		Valeo SA	1,537,731	0.1
62,442		Veolia Environnement	1,334,326	0.1
59,322		Vinci SA	5,694,394	0.3
122,112		Vivendi SA	2,987,218	0.2
3,210		Wendel	441,668	0.0
			172,743,896	9.8

		Germany: 8.6%
22,232		Adidas AG	4,840,308	0.3
51,976		Allianz SE	10,709,913	0.6
5,951		Axel Springer AG	430,050	0.0
108,650		BASF SE	10,372,671	0.6
106,288		Bayer AG	11,672,945	0.7
38,682		Bayerische Motoren Werke AG	3,496,566	0.2
11,851		Beiersdorf AG	1,343,290	0.1
18,279		Brenntag AG	1,015,613	0.1
122,559	(2)	Commerzbank AG	1,169,134	0.1
12,870		Continental AG	2,928,930	0.2
22,633	(4)	Covestro AG	2,011,705	0.1
109,600		Daimler AG	7,020,667	0.4
10,672	(2),(4)	Delivery Hero AG	565,670	0.0
234,770		Deutsche Bank AG	2,511,684	0.1

See Accompanying Notes to Financial Statements

22

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
22,695		Deutsche Boerse AG	3,017,398	0.2
28,066		Deutsche Lufthansa AG	672,396	0.0
115,840		Deutsche Post AG	3,763,688	0.2
393,370		Deutsche Telekom AG	6,079,309	0.4
41,497		Deutsche Wohnen SE	2,004,057	0.1
6,540		Drillisch AG	370,984	0.0
259,201		E.ON AG	2,761,661	0.2
19,050		Evonik Industries AG	651,772	0.0
4,760		Fraport AG Frankfurt Airport Services Worldwide	457,935	0.0
49,051		Fresenius SE & Co. KGaA	3,927,258	0.2
25,270		Fresenius Medical Care AG & Co. KGaA	2,544,476	0.2
20,981		GEA Group AG	706,603	0.0
7,171		Hannover Rueck SE	891,512	0.1
17,514		HeidelbergCement AG	1,470,591	0.1
12,377		Henkel AG & Co. KGaA	1,374,244	0.1
2,387		Hochtief AG	430,455	0.0
7,634		Hugo Boss AG	692,321	0.0
133,772		Infineon Technologies AG	3,397,987	0.2
16,761	(3),(4)	Innogy SE	716,092	0.0
22,193	(3)	K+S AG	545,928	0.0
8,539		KION Group AG	612,925	0.0
10,437		LANXESS AG	811,435	0.1
21,612	(2)	Linde AG	5,134,561	0.3
4,336		MAN SE	490,657	0.0
15,199		Merck KGaA	1,479,585	0.1
22,082	(3)	METRO AG	272,135	0.0
6,127		MTU Aero Engines AG	1,173,576	0.1
18,195		Muenchener Rueckversicherungs-Gesellschaft AG	3,825,374	0.2
12,003		Osram Licht AG	488,821	0.0
27,869		ProSiebenSat.1 Media SE	705,226	0.0
1,005		Puma SE	587,130	0.0
61,134		RWE AG	1,389,243	0.1
116,310		SAP SE	13,424,259	0.8
90,537		Siemens AG	11,928,793	0.7
17,922	(2),(4)	Siemens Healthineers AG	738,542	0.0
14,441		Symrise AG	1,263,220	0.1
85,814		Telefonica Deutschland Holding AG	337,589	0.0
51,397		ThyssenKrupp AG	1,245,859	0.1
51,784		TUI AG	1,132,619	0.1
24,164		Uniper SE	719,431	0.0
14,532		United Internet AG	829,659	0.1
3,984		Volkswagen AG	654,942	0.0
56,720		Vonovia SE	2,695,869	0.2
13,858		Wirecard AG	2,217,566	0.1
13,319	(2),(4)	Zalando SE	742,296	0.0
			151,467,125	8.6

		Hong Kong: 3.2%
1,428,099		AIA Group Ltd.	12,440,758	0.7
37,000		ASM Pacific Technology Ltd.	466,330	0.0
150,352		Bank of East Asia Ltd.	599,251	0.0
303,199		CK Asset Holdings Ltd.	2,400,218	0.2
317,699		CK Hutchison Holdings Ltd.	3,363,169	0.2
80,402		CK Infrastructure Holdings Ltd.	595,194	0.0
192,865		CLP Holdings Ltd.	2,077,424	0.1
40,787		Dairy Farm International Holdings Ltd.	358,518	0.0
279,159		Galaxy Entertainment Group Ltd.	2,151,884	0.1
101,000		Hang Lung Group Ltd.	282,798	0.0
233,823		Hang Lung Properties Ltd.	480,290	0.0
89,836		Hang Seng Bank Ltd.	2,243,237	0.1
158,509		Henderson Land Development Co., Ltd.	835,862	0.1
324,000	(4)	HK Electric Investments & HK Electric Investments Ltd.	308,902	0.0
459,867		HKT Trust / HKT Ltd.	586,613	0.0
1,084,744		Hong Kong & China Gas	2,073,525	0.1
138,588		Hong Kong Exchanges and Clearing Ltd.	4,147,599	0.2
164,345		Power Assets Holdings Ltd.	1,148,965	0.1
139,533		Hongkong Land Holdings Ltd. - HKHGF	997,511	0.1
76,644		Hysan Development Co., Ltd.	427,788	0.0
25,604		Jardine Matheson Holdings Ltd.	1,613,391	0.1
26,300		Jardine Strategic Holdings Ltd	958,069	0.1
82,060		Kerry Properties Ltd.	392,159	0.0
668,194		Li & Fung Ltd.	244,748	0.0
256,532		Link REIT	2,339,415	0.1
29,408		Melco Resorts & Entertainment Ltd ADR	823,424	0.1
178,644		MTR Corp.	986,766	0.1
703,094		New World Development Ltd.	983,565	0.1
178,660		NWS Holdings Ltd.	308,320	0.0
490,000		PCCW Ltd.	275,715	0.0
151,385		Shangri-La Asia Ltd.	283,608	0.0
378,626		Sino Land Co.	615,257	0.0
186,471		Sun Hung Kai Properties Ltd.	2,809,361	0.2
58,120		Swire Pacific Ltd.	614,320	0.0
142,825		Swire Properties Ltd.	526,734	0.0
164,000		Techtronic Industries Co., Ltd.	910,838	0.1
1,049,000	(4)	WH Group Ltd.	848,837	0.1
143,857		Wharf Holdings Ltd.	460,676	0.0
142,857		Wharf Real Estate Investment Co. Ltd.	1,014,393	0.1
96,504		Wheelock & Co., Ltd.	670,658	0.1
90,949		Yue Yuen Industrial Holdings	256,355	0.0
			55,922,445	3.2

		Ireland: 0.5%
93,921		AIB Group PLC	508,620	0.0
114,413		Bank of Ireland Group PLC	887,871	0.0
37,844		CRH PLC	1,331,139	0.1
10,608		DCC PLC	961,924	0.1
52,671		James Hardie Industries SE	883,087	0.0
7,976		Kerry Group PLC - KYG	834,569	0.0
10,633		Kerry Group PLC - KYGA	1,110,721	0.1

See Accompanying Notes to Financial Statements

23

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Ireland: (continued)
9,994		Paddy Power Betfair PLC	1,108,746	0.1
2,975	(2)	Ryanair Holdings PLC ADR	339,834	0.0
26,679		Smurfit Kappa PLC	1,077,065	0.1
			9,043,576	0.5

		Israel: 0.5%
4,794		Azrieli Group Ltd.	238,290	0.0
121,803		Bank Hapoalim BM	825,731	0.1
168,103		Bank Leumi Le-Israel BM	994,679	0.1
244,825		Bezeq Israeli Telecommunication Corp., Ltd.	275,918	0.0
15,415	(2)	Check Point Software Technologies	1,505,737	0.1
2,680		Elbit Systems Ltd.	315,542	0.0
4,426		Frutarom Industries Ltd.	435,298	0.0
80,068		Israel Chemicals Ltd.	366,840	0.0
16,016		Mizrahi Tefahot Bank Ltd.	294,657	0.0
7,313	(2)	Nice Ltd.	756,868	0.1
114,071		Teva Pharmaceutical Industries Ltd. ADR	2,774,207	0.1
			8,783,767	0.5

		Italy: 2.0%
144,068		Assicurazioni Generali S.p.A.	2,408,527	0.1
57,946		Atlantia S.p.A	1,708,378	0.1
69,878		Davide Campari-Milano SpA	573,554	0.0
956,255		Enel S.p.A.	5,298,789	0.3
298,929		ENI S.p.A.	5,542,561	0.3
14,425		Ferrari NV	1,949,818	0.1
47,367		Leonardo SpA	466,205	0.0
1,574,357		Intesa Sanpaolo SpA	4,555,047	0.3
120,921		Intesa Sanpaolo SpA - ISPR	365,363	0.0
20,002		Luxottica Group S.p.A.	1,287,845	0.1
74,317		Mediobanca S.p.A.	687,435	0.1
21,466		Moncler SpA	974,022	0.1
46,162	(2),(4)	Pirelli & C SpA	384,403	0.0
63,471	(4)	Poste Italiane SpA	529,770	0.0
24,678		Prysmian SpA	612,331	0.0
12,669		Recordati S.p.A.	502,012	0.0
271,953		Snam SpA	1,133,340	0.1
1,339,414	(2)	Telecom Italia S.p.A. - TIT	992,348	0.1
751,165		Telecom Italia S.p.A. - TITR	488,842	0.0
168,822	(3)	Terna Rete Elettrica Nazionale SpA	911,754	0.1
236,700		UniCredit SpA	3,923,167	0.2
			35,295,511	2.0

		Japan: 23.0%
3,900		ABC-Mart, Inc.	213,164	0.0
44,443	(3)	Acom Co., Ltd.	170,616	0.0
71,680		Aeon Co., Ltd.	1,533,396	0.1
13,498		AEON Financial Service Co., Ltd.	287,697	0.0
13,842		Aeon Mall Co., Ltd.	248,312	0.0
17,143		Air Water, Inc.	314,393	0.0
18,911		Aisin Seiki Co., Ltd.	861,066	0.1
55,828		Ajinomoto Co., Inc.	1,056,773	0.1
21,468		Alfresa Holdings Corp.	504,118	0.0
13,489		ANA Holdings, Inc.	494,948	0.0
22,800		Alps Electric Co., Ltd.	585,558	0.0
39,989		Amada Holdings Co., Ltd.	383,789	0.0
13,768		Aozora Bank Ltd.	522,518	0.0
22,421		Asahi Glass Co., Ltd.	872,088	0.1
43,058		Asahi Group Holdings, Ltd.	2,208,346	0.1
148,653		Asahi Kasei Corp.	1,885,136	0.1
18,549	(3)	Asics Corp.	313,128	0.0
232,420		Astellas Pharma, Inc.	3,537,103	0.2
6,911		Bank of Kochi Ltd./The	319,091	0.0
7,937		Benesse Holdings, Inc.	281,464	0.0
71,943		Bridgestone Corp.	2,810,299	0.2
27,386		Brother Industries Ltd.	539,534	0.0
9,301		Calbee, Inc.	349,881	0.0
118,793	(3)	Canon, Inc.	3,895,407	0.2
22,087		Casio Computer Co., Ltd.	358,715	0.0
17,028		Central Japan Railway Co.	3,525,296	0.2
4,800		Tokyo Century Corp.	271,724	0.0
75,566		Chiba Bank Ltd.	532,960	0.0
72,942		Chubu Electric Power Co., Inc.	1,093,721	0.1
26,406		Chugai Pharmaceutical Co., Ltd.	1,382,633	0.1
32,572		Chugoku Electric Power Co., Inc.	420,768	0.0
15,600		Coca-Cola Bottlers Japan, Inc.	624,148	0.0
133,209		Concordia Financial Group Ltd.	676,945	0.0
18,724		Credit Saison Co., Ltd.	294,172	0.0
11,800		CyberAgent, Inc.	707,685	0.1
11,700	(2)	CYBERDYNE, Inc.	136,789	0.0
29,874		Dai Nippon Printing Co., Ltd.	667,584	0.0
30,884		Daicel Corp.	341,171	0.0
12,000		Daifuku Co., Ltd.	524,300	0.0
127,183		Dai-ichi Life Holdings, Inc.	2,263,558	0.1
66,893		Daiichi Sankyo Co., Ltd.	2,555,546	0.2
29,398		Daikin Industries Ltd.	3,513,446	0.2
19,409		Sumitomo Dainippon Pharma Co. Ltd.	410,228	0.0
8,581		Daito Trust Construction Co., Ltd.	1,395,903	0.1
66,654		Daiwa House Industry Co., Ltd.	2,267,691	0.1
199		Daiwa House REIT Investment Corp.	472,617	0.0
191,721		Daiwa Securities Group, Inc.	1,111,190	0.1
12,500		Dena Co., Ltd.	234,072	0.0
51,567		Denso Corp.	2,516,172	0.2
25,603		Dentsu, Inc.	1,211,992	0.1
3,400		Disco Corp.	578,826	0.0
13,642		Don Quijote Holdings Co. Ltd.	654,799	0.0
36,433		East Japan Railway Co.	3,489,021	0.2
29,679		Eisai Co., Ltd.	2,089,107	0.1
16,742		Electric Power Development Co., Ltd.	432,116	0.0
9,238		FamilyMart UNY Holdings Co., Ltd.	972,802	0.1

See Accompanying Notes to Financial Statements

24

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
22,893		Fanuc Ltd.	4,537,663	0.3
6,842		Fast Retailing Co., Ltd.	3,135,933	0.2
68,617		Fuji Electric Holdings Co., Ltd.	521,223	0.0
72,635		Subaru Corp.	2,112,590	0.1
45,360		Fuji Film Holdings Corp.	1,769,162	0.1
232,135		Fujitsu Ltd.	1,404,769	0.1
90,719		Fukuoka Financial Group, Inc.	455,255	0.0
27,100		Hakuhodo DY Holdings, Inc.	434,519	0.0
16,442		Hamamatsu Photonics KK	705,813	0.1
27,957		Hankyu Hanshin Holdings, Inc.	1,123,008	0.1
2,500		Hikari Tsushin, Inc.	438,748	0.0
29,232		Hino Motors Ltd.	311,709	0.0
3,864		Hirose Electric Co., Ltd.	477,878	0.0
7,129		Hisamitsu Pharmaceutical Co., Inc.	600,692	0.0
12,000		Hitachi Chemical Co., Ltd.	241,579	0.0
12,410		Hitachi Construction Machinery Co., Ltd.	402,332	0.0
7,900		Hitachi High-Technologies Corp.	321,374	0.0
570,956		Hitachi Ltd.	4,022,376	0.2
25,510		Hitachi Metals Ltd.	264,508	0.0
192,842		Honda Motor Co., Ltd.	5,654,317	0.3
6,300		Hoshizaki Corp.	636,694	0.0
45,037		Hoya Corp.	2,554,903	0.2
15,544		Idemitsu Kosan Co., Ltd.	552,770	0.0
17,242		IHI Corp.	599,746	0.0
17,391		Iida Group Holdings Co. Ltd.	334,804	0.0
118,616		Inpex Corp.	1,231,932	0.1
38,166		Isetan Mitsukoshi Holdings Ltd.	476,155	0.0
64,068		Isuzu Motors Ltd.	849,361	0.1
167,416		Itochu Corp.	3,027,858	0.2
28,652		J Front Retailing Co., Ltd.	435,252	0.0
13,578		Japan Airlines Co. Ltd.	481,083	0.0
5,400		Japan Airport Terminal Co., Ltd.	252,544	0.0
47,200		Japan Post Bank Co. Ltd.	548,773	0.0
187,400		Japan Post Holdings Co. Ltd.	2,050,863	0.1
96		Japan Prime Realty Investment Corp.	348,758	0.0
151		Japan Real Estate Investment Corp.	798,795	0.1
308		Japan Retail Fund Investment Corp.	555,585	0.0
130,202		Japan Tobacco, Inc.	3,638,679	0.2
58,102		JFE Holdings, Inc.	1,097,413	0.1
24,039		JGC Corp.	483,545	0.0
30,592		LIXIL Group Corp.	611,396	0.0
22,035		JSR Corp.	374,468	0.0
24,565		JTEKT Corp.	333,432	0.0
384,564		JXTG Holdings, Inc.	2,668,020	0.2
106,909		Kajima Corp.	826,049	0.1
16,623		Kakaku.com, Inc.	374,316	0.0
13,260		Kamigumi Co., Ltd.	275,222	0.0
32,000		Kaneka Corp.	286,582	0.0
83,362		Kansai Electric Power Co., Inc.	1,215,757	0.1
21,653		Kansai Paint Co., Ltd.	449,353	0.0
58,475		Kao Corp.	4,457,057	0.3
17,353		Kawasaki Heavy Industries Ltd.	510,363	0.0
214,501		KDDI Corp.	5,865,511	0.3
11,100		Keihan Holdings Co., Ltd.	397,977	0.0
27,508		Keikyu Corp.	450,565	0.0
12,768		Keio Corp.	616,953	0.0
15,898		Keisei Electric Railway Co., Ltd.	545,337	0.0
11,444		Keyence Corp.	6,454,583	0.4
17,334		Kikkoman Corp.	875,170	0.1
20,697		Kintetsu Group Holdings Co., Ltd.	843,928	0.1
97,856		Kirin Holdings Co., Ltd.	2,623,019	0.2
5,600		Kobayashi Pharmaceutical Co., Ltd.	483,367	0.0
35,376		Kobe Steel Ltd.	323,285	0.0
12,400		Koito Manufacturing Co., Ltd.	819,059	0.1
108,983		Komatsu Ltd.	3,102,592	0.2
10,866		Konami Holdings Corp.	552,120	0.0
54,923		Konica Minolta, Inc.	509,374	0.0
3,600		Kose Corp.	774,340	0.1
116,022		Kubota Corp.	1,820,958	0.1
38,767		Kuraray Co., Ltd.	533,179	0.0
11,348		Kurita Water Industries, Ltd.	323,217	0.0
37,794		Kyocera Corp.	2,125,456	0.1
30,014		Kyowa Hakko Kirin Co., Ltd.	604,128	0.0
47,360		Kyushu Electric Power Co., Inc.	528,809	0.0
18,500		Kyushu Railway Co.	565,647	0.0
5,964		Lawson, Inc.	372,464	0.0
8,300	(2)	LINE Corp.	342,682	0.0
25,900		Lion Corp.	473,925	0.0
25,000		M3, Inc.	994,206	0.1
5,600		Mabuchi Motor Co., Ltd.	265,792	0.0
26,408		Makita Corp.	1,181,310	0.1
184,556		Marubeni Corp.	1,405,096	0.1
23,619		Marui Group Co., Ltd.	496,828	0.0
6,500		Maruichi Steel Tube Ltd.	220,273	0.0
65,766		Mazda Motor Corp.	806,725	0.1
7,700	(3)	McDonald's Holdings Co. Japan Ltd.	392,651	0.0
104,262		Mebuki Financial Group, Inc.	349,734	0.0
19,800		Medipal Holdings Corp.	397,728	0.0
14,388		MEIJI Holdings Co., Ltd.	1,215,128	0.1
46,000		Minebea Co., Ltd.	775,181	0.1
33,500		Misumi Group, Inc.	974,676	0.1
159,793		Mitsubishi Corp.	4,430,912	0.3
216,161		Mitsubishi Electric Corp.	2,868,006	0.2
140,627		Mitsubishi Estate Co., Ltd.	2,454,913	0.2
35,519		Mitsubishi Heavy Industries Ltd.	1,291,164	0.1
81,115		Mitsubishi Motors Corp.	646,592	0.0
1,398,806		Mitsubishi UFJ Financial Group, Inc.	7,924,074	0.5
54,376		Mitsubishi UFJ Lease & Finance Co., Ltd.	333,345	0.0

See Accompanying Notes to Financial Statements

25

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
150,848		Mitsubishi Chemical Holdings Corp.	1,259,699	0.1
19,439		Mitsubishi Gas Chemical Co., Inc.	439,277	0.0
12,151		Mitsubishi Materials Corp.	333,364	0.0
29,313		Mitsubishi Tanabe Pharma Corp.	506,093	0.0
201,701		Mitsui & Co., Ltd.	3,358,784	0.2
22,114		Mitsui Chemicals, Inc.	587,762	0.0
105,119		Mitsui Fudosan Co., Ltd.	2,532,135	0.2
13,293		Mitsui OSK Lines Ltd.	319,674	0.0
56,054		MS&AD Insurance Group Holdings, Inc.	1,740,959	0.1
2,863,261		Mizuho Financial Group, Inc.	4,823,122	0.3
21,248		Murata Manufacturing Co., Ltd.	3,567,038	0.2
13,221		Nabtesco Corp.	406,214	0.0
21,400		Nagoya Railroad Co., Ltd.	552,007	0.0
23,593		Namco Bandai Holdings, Inc.	971,831	0.1
31,220		NEC Corp.	855,548	0.1
51,700	(2)	Nexon Co. Ltd.	750,134	0.1
30,169		NGK Insulators Ltd.	536,045	0.0
19,185		NGK Spark Plug Co., Ltd.	545,406	0.0
26,492		Nidec Corp.	3,962,930	0.2
39,669		Nikon Corp.	630,436	0.0
13,394		Nintendo Co., Ltd.	4,372,192	0.3
201		Nippon Prologis REIT, Inc.	417,157	0.0
155		Nippon Building Fund, Inc.	894,083	0.1
9,982		Nippon Electric Glass Co., Ltd.	276,700	0.0
9,022		Nippon Express Co., Ltd.	653,757	0.0
10,509		NH Foods Ltd.	424,840	0.0
17,517		Nippon Paint Holdings Co., Ltd.	753,321	0.1
89,980		Nippon Steel & Sumitomo Metal Corp.	1,764,250	0.1
81,898		Nippon Telegraph & Telephone Corp.	3,720,463	0.2
18,903		Nippon Yusen KK	374,501	0.0
14,800		Nissan Chemical Industries Ltd.	689,414	0.1
275,392		Nissan Motor Co., Ltd.	2,679,618	0.2
22,867		Nisshin Seifun Group, Inc.	484,532	0.0
6,917		Nissin Food Products Co., Ltd.	501,167	0.0
9,406		Nitori Co., Ltd.	1,463,369	0.1
19,442		Nitto Denko Corp.	1,467,821	0.1
39,313		Sompo Holdings, Inc.	1,586,280	0.1
9,100		NOK Corp.	175,763	0.0
410,026		Nomura Holdings, Inc.	1,984,139	0.1
14,445		Nomura Real Estate Holdings, Inc.	319,825	0.0
14,056		Nomura Research Institute Ltd.	680,048	0.0
455		Nomura Real Estate Master Fund, Inc.	642,338	0.0
42,449		NSK Ltd.	436,921	0.0
75,920		NTT Data Corp.	873,304	0.1
161,854		NTT DoCoMo, Inc.	4,124,423	0.2
75,415		Obayashi Corp.	783,066	0.1
7,500		Obic Co., Ltd.	619,624	0.0
34,027		Odakyu Electric Railway Co., Ltd.	729,741	0.1
99,826		Oji Holdings Corp.	618,620	0.0
34,457		Olympus Corp.	1,288,955	0.1
22,823		Omron Corp.	1,063,183	0.1
44,790		Ono Pharmaceutical Co., Ltd.	1,048,571	0.1
4,400		Oracle Corp. Japan	358,622	0.0
23,980		Oriental Land Co., Ltd.	2,514,223	0.2
156,363		ORIX Corp.	2,464,610	0.2
44,265		Osaka Gas Co., Ltd.	916,549	0.1
60,414		Osaka Securities Exchange Co. Ltd.	1,120,568	0.1
12,322		Otsuka Corp.	482,374	0.0
46,046		Otsuka Holdings Co. Ltd.	2,227,370	0.1
260,631		Panasonic Corp.	3,514,459	0.2
12,699		Park24 Co., Ltd.	345,356	0.0
20,500		Persol Holdings Co. Ltd	456,543	0.0
10,600		Pola Orbis Holdings, Inc.	465,822	0.0
101,470		Rakuten, Inc.	684,889	0.0
130,100		Recruit Holdings Co. Ltd.	3,593,188	0.2
97,900	(2)	Renesas Electronics Corp.	957,052	0.1
248,313		Resona Holdings, Inc.	1,323,453	0.1
78,532		Ricoh Co., Ltd.	719,175	0.1
3,866		Rinnai Corp.	340,716	0.0
11,150		Rohm Co., Ltd.	931,744	0.1
2,800		Ryohin Keikaku Co., Ltd.	983,706	0.1
5,188		Sankyo Co., Ltd.	202,876	0.0
43,645		Santen Pharmaceutical Co., Ltd.	759,267	0.1
26,270		SBI Holdings, Inc.	673,571	0.0
24,706		Secom Co., Ltd.	1,894,552	0.1
20,010		Sega Sammy Holdings, Inc.	342,481	0.0
25,700		Seibu Holdings, Inc.	432,781	0.0
32,716		Seiko Epson Corp.	567,996	0.0
46,219		Sekisui Chemical Co., Ltd.	786,213	0.1
72,585		Sekisui House Ltd.	1,282,895	0.1
89,171		Seven & I Holdings Co., Ltd.	3,889,254	0.2
67,807		Seven Bank Ltd.	207,055	0.0
11,000		SG Holdings Co. Ltd.	240,645	0.0
20,300	(3)	Sharp Corp.	493,749	0.0
27,172		Shimadzu Corp.	819,806	0.1
2,461		Shimamura Co., Ltd.	216,366	0.0
8,755		Shimano, Inc.	1,284,749	0.1
63,692		Shimizu Corp.	659,215	0.0
43,389		Shin-Etsu Chemical Co., Ltd.	3,855,913	0.2
18,894		Shinsei Bank Ltd.	289,898	0.0
33,832		Shionogi & Co., Ltd.	1,736,051	0.1
44,862		Shiseido Co., Ltd.	3,560,068	0.2
57,181		Shizuoka Bank Ltd.	514,132	0.0
34,264		Hulic Co. Ltd.	365,702	0.0
22,519		Showa Shell Sekiyu KK	335,508	0.0
6,736		SMC Corp.	2,465,988	0.2
97,646		SoftBank Group Corp.	6,972,720	0.4
8,200		Sohgo Security Services Co., Ltd.	385,791	0.0
149,770		Sony Corp.	7,670,374	0.4

See Accompanying Notes to Financial Statements

26

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
20,098		Sony Financial Holdings, Inc.	382,929	0.0
16,088		Stanley Electric Co., Ltd.	547,797	0.0
23,700		Start Today Co. Ltd.	857,480	0.1
27,100		Sumco Corp.	544,288	0.0
175,171		Sumitomo Chemical Co., Ltd.	990,703	0.1
133,855		Sumitomo Corp.	2,195,199	0.1
89,133		Sumitomo Electric Industries Ltd.	1,325,642	0.1
13,496		Sumitomo Heavy Industries	454,721	0.0
27,380		Sumitomo Metal Mining Co., Ltd.	1,045,006	0.1
159,251		Sumitomo Mitsui Financial Group, Inc.	6,211,744	0.4
39,185		Sumitomo Mitsui Trust Holdings, Inc.	1,545,990	0.1
42,496		Sumitomo Realty & Development Co., Ltd.	1,564,914	0.1
20,459		Sumitomo Rubber Industries, Inc.	324,295	0.0
8,500		Sundrug Co., Ltd.	344,348	0.0
16,134		Suntory Beverage & Food Ltd.	689,772	0.1
20,261		Suruga Bank Ltd.	180,472	0.0
8,617		Suzuken Co., Ltd.	364,408	0.0
40,544		Suzuki Motor Corp.	2,234,304	0.1
19,638		Sysmex Corp.	1,829,764	0.1
65,211		T&D Holdings, Inc.	978,039	0.1
14,500		Taiheiyo Cement Corp.	476,997	0.0
25,061		Taisei Corp.	1,380,096	0.1
4,100		Taisho Pharmaceutical Holdings Co. Ltd.	479,632	0.0
14,325		Taiyo Nippon Sanso Corp.	205,066	0.0
33,689		Takashimaya Co., Ltd.	288,223	0.0
84,062		Takeda Pharmaceutical Co., Ltd.	3,536,328	0.2
15,212		TDK Corp.	1,548,929	0.1
21,101		Teijin Ltd.	386,522	0.0
36,364		Terumo Corp.	2,081,763	0.1
13,878		THK Co., Ltd.	396,241	0.0
21,985		Tobu Railway Co., Ltd.	671,908	0.0
12,900		Toho Co., Ltd.	432,073	0.0
8,600		Toho Gas Co., Ltd.	297,921	0.0
52,613		Tohoku Electric Power Co., Inc.	642,833	0.0
79,588		Tokio Marine Holdings, Inc.	3,723,385	0.2
173,266	(2)	Tokyo Electric Power Co., Inc.	806,648	0.1
18,465		Tokyo Electron Ltd.	3,169,578	0.2
46,072		Tokyo Gas Co., Ltd.	1,223,316	0.1
23,211		Tokyo Tatemono Co., Ltd.	318,379	0.0
61,394		Tokyu Corp.	1,056,478	0.1
58,735		Tokyu Fudosan Holdings Corp.	414,315	0.0
59,432		Toppan Printing Co., Ltd.	464,940	0.0
163,503		Toray Industries, Inc.	1,290,507	0.1
770,619	(2)	Toshiba Corp.	2,313,439	0.1
30,800		Tosoh Corp.	476,235	0.0
16,934		Toto Ltd.	783,802	0.1
18,185		Toyo Seikan Group Holdings, Ltd.	319,143	0.0
10,388		Toyo Suisan Kaisha Ltd.	370,629	0.0
7,400		Toyoda Gosei Co., Ltd.	187,292	0.0
17,205		Toyota Industries Corp.	963,063	0.1
270,358		Toyota Motor Corp.	17,483,779	1.0
24,754		Toyota Tsusho Corp.	827,198	0.1
14,253		Trend Micro, Inc.	811,383	0.1
4,400		Tsuruha Holdings, Inc.	551,117	0.0
47,678		Unicharm Corp.	1,433,403	0.1
353		United Urban Investment Corp.	548,531	0.0
24,926		USS Co., Ltd.	473,907	0.0
19,421		West Japan Railway Co.	1,429,859	0.1
164,844	(3)	Yahoo! Japan Corp.	546,106	0.0
13,185		Yakult Honsha Co., Ltd.	881,563	0.1
72,937		Yamada Denki Co., Ltd.	362,312	0.0
24,000		Yamaguchi Financial Group, Inc.	269,991	0.0
16,607		Yamaha Corp.	861,865	0.1
33,504		Yamaha Motor Co., Ltd.	841,075	0.1
36,501		Yamato Holdings Co., Ltd.	1,074,321	0.1
15,300		Yamazaki Baking Co., Ltd.	401,172	0.0
28,342		Yaskawa Electric Corp.	998,067	0.1
26,273		Yokogawa Electric Corp.	466,533	0.0
13,869		Yokohama Rubber Co., Ltd.	287,672	0.0
			406,304,306	23.0

		Luxembourg: 0.1%
4,518		RTL Group SA	306,172	0.0
169		SES S.A. - France	3,084	0.0
43,663		SES S.A. - Luxembourg	798,148	0.0
55,732		Tenaris S.A.	1,017,111	0.1
			2,124,515	0.1

		Macau: 0.2%
117,268		MGM China Holdings Ltd.	271,151	0.0
285,202		Sands China Ltd.	1,520,523	0.1
236,365		SJM Holdings Ltd.	293,147	0.0
184,079		Wynn Macau Ltd.	589,908	0.1
			2,674,729	0.2

		Mexico: 0.0%
26,064		Fresnillo PLC	392,777	0.0

		Netherlands: 6.0%
50,036	(4)	ABN AMRO Group NV	1,294,022	0.1
210,844		Aegon NV	1,258,870	0.1
15,723	(2)	AerCap Holdings NV	851,400	0.0
68,704		Airbus SE	8,017,410	0.4
29,654		Akzo Nobel NV	2,529,260	0.1
78,074		ArcelorMittal	2,277,872	0.1
48,443		ASML Holding NV	9,586,145	0.5
12,868		EXOR NV	861,093	0.0
13,647	(2)	Heineken Holding NV	1,305,146	0.1
30,405		Heineken NV	3,046,235	0.2
458,294		ING Groep NV	6,578,600	0.4
21,223		Koninklijke DSM NV	2,123,131	0.1
399,448		Koninklijke KPN NV	1,086,172	0.1
110,804		Koninklijke Philips NV	4,694,547	0.3
147,975		Koninklijke Ahold Delhaize NV	3,533,292	0.2
8,559		Koninklijke Vopak NV	394,501	0.0
36,208		NN Group NV	1,468,469	0.1

See Accompanying Notes to Financial Statements

27

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Netherlands: (continued)
40,578	(2)	NXP Semiconductor NV - NXPI - US	4,433,958	0.3
26,747	(2)	QIAGEN NV	969,558	0.1
14,264		Randstad NV	837,229	0.0
113,157		Relx NV	2,405,590	0.1
543,728		Royal Dutch Shell PLC - Class A	18,817,825	1.1
443,219		Royal Dutch Shell PLC - Class B	15,872,985	0.9
184,801		Unilever NV	10,296,567	0.6
34,106		Wolters Kluwer NV	1,915,966	0.1
			106,455,843	6.0

		New Zealand: 0.2%
88,190	(2)	a2 Milk Co. Ltd.	683,026	0.1
110,798		Auckland International Airport Ltd.	508,374	0.0
68,532		Fisher & Paykel Healthcare Corp.	690,601	0.1
98,391		Fletcher Building Ltd.	461,722	0.0
158,760		Meridian Energy Ltd.	335,343	0.0
49,082		Ryman Healthcare Ltd.	397,567	0.0
213,605		Spark New Zealand Ltd.	539,087	0.0
			3,615,720	0.2

		Norway: 0.7%
12,490		Det Norske Oljeselskap ASA	459,422	0.0
115,111		DNB ASA	2,241,563	0.1
24,172		Gjensidige Forsikring ASA	395,732	0.0
49,543		Marine Harvest	985,058	0.1
159,775		Norsk Hydro ASA	953,737	0.1
97,497		Orkla ASA	852,990	0.0
11,294		Schibsted ASA - Class B	318,614	0.0
136,627		Equinor ASA	3,612,767	0.2
88,445		Telenor ASA	1,811,398	0.1
21,128		Yara International ASA	874,112	0.1
			12,505,393	0.7

		Portugal: 0.2%
300,541		EDP - Energias de Portugal SA	1,191,200	0.1
60,538		Galp Energia SGPS SA	1,151,655	0.1
29,391		Jeronimo Martins SGPS SA	423,363	0.0
			2,766,218	0.2

		Singapore: 1.2%
287,045		Ascendas Real Estate Investment Trust	555,875	0.1
284,742		CapitaLand Commercial Trust	346,736	0.0
298,296		CapitaLand Ltd.	690,406	0.1
294,101		CapitaLand Mall Trust	447,045	0.0
50,981		City Developments Ltd.	408,353	0.0
254,502		ComfortDelgro Corp., Ltd.	437,994	0.0
211,920		DBS Group Holdings Ltd.	4,121,213	0.3
723,912		Genting Singapore Ltd.	648,200	0.0
849,769		Golden Agri-Resources Ltd.	189,736	0.0
11,170		Jardine Cycle & Carriage Ltd.	260,964	0.0
172,604		Keppel Corp., Ltd.	902,925	0.1
370,922		Oversea-Chinese Banking Corp., Ltd.	3,159,422	0.2
114,394		SembCorp Industries Ltd.	230,445	0.0
61,760		Singapore Airlines Ltd.	483,670	0.0
76,600		SATS Ltd	280,582	0.0
98,551		Singapore Exchange Ltd.	517,876	0.1
189,227		Singapore Press Holdings Ltd.	360,603	0.0
965,050		Singapore Telecommunications Ltd.	2,178,887	0.1
190,306		Singapore Technologies Engineering Ltd.	458,720	0.0
282,600		Suntec Real Estate Investment Trust	358,324	0.0
157,456		United Overseas Bank Ltd.	3,085,938	0.2
56,800		United Overseas Land Ltd.	317,195	0.0
33,100		Venture Corp. Ltd.	432,452	0.0
221,776		Wilmar International Ltd.	497,315	0.0
273,200		Yangzijiang Shipbuilding Holdings Ltd.	180,823	0.0
			21,551,699	1.2

		Spain: 2.9%
30,165		ACS Actividades de Construccion y Servicios SA	1,217,037	0.1
7,964	(4)	Aena SME SA	1,441,860	0.1
51,687		Amadeus IT Group SA	4,064,281	0.2
786,560		Banco Bilbao Vizcaya Argentaria SA	5,547,275	0.3
662,533		Banco de Sabadell SA	1,106,306	0.1
1,908,258		Banco Santander SA	10,198,636	0.6
150,012		Bankia SA	559,406	0.0
80,924		Bankinter S.A.	785,207	0.0
422,193		CaixaBank SA	1,817,241	0.1
27,104	(3)	Enagas	790,523	0.0
38,003	(3)	Endesa S.A.	835,748	0.0
58,682		Ferrovial SA	1,200,788	0.1
41,653	(3)	Gas Natural SDG S.A.	1,101,133	0.1
35,411		Grifols SA	1,061,370	0.1
683,648		Iberdrola S.A.	5,272,134	0.3
128,784		Industria de Diseno Textil SA	4,385,631	0.2
134,537	(3)	Mapfre SA	404,384	0.0
51,313	(3)	Red Electrica Corp. SA	1,042,477	0.1
159,813		Repsol SA	3,119,407	0.2
27,467	(3)	Siemens Gamesa Renewable Energy SA	367,156	0.0
551,321		Telefonica S.A.	4,679,308	0.3
			50,997,308	2.9

		Sweden: 2.5%
35,053		Alfa Laval AB	827,527	0.1
117,517		Assa Abloy AB	2,492,724	0.1
46,251		Atlas Copco AB	1,204,922	0.1
78,774		Atlas Copco AB	2,281,339	0.1
32,480		Boliden AB	1,048,243	0.1
29,049		Electrolux AB	659,227	0.0
48,074	(2)	Epiroc AB	440,123	0.0
80,387	(2)	Epiroc AB	843,562	0.1
71,244		Essity AB	1,752,715	0.1
9,295	(2),(3)	ICA Gruppen AB	284,365	0.0
107,826	(3)	Hennes & Mauritz AB	1,604,995	0.1
30,374	(2)	Hexagon AB	1,687,797	0.1

See Accompanying Notes to Financial Statements

28

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Sweden: (continued)
51,290		Husqvarna AB - B Shares	485,211	0.0
20,699		Industrivarden AB	399,287	0.0
53,377		Investor AB	2,162,122	0.1
27,895		Kinnevik AB	950,582	0.1
9,642		Lundbergforetagen AB	295,122	0.0
21,730		Lundin Petroleum AB	689,712	0.0
7,664		Millicom International Cellular S.A.	450,430	0.0
357,561		Nordea Bank AB	3,429,936	0.2
132,238		Sandvik AB	2,335,453	0.1
37,915		Securitas AB	621,732	0.0
189,294		Skandinaviska Enskilda Banken AB	1,791,550	0.1
40,893		Skanska AB	740,193	0.1
45,466		SKF AB - B Shares	841,679	0.1
179,379		Svenska Handelsbanken AB	1,986,703	0.1
106,356		Swedbank AB	2,266,046	0.1
21,691		Swedish Match AB	1,072,006	0.1
44,019		Tele2 AB	515,568	0.0
361,855		Telefonaktiebolaget LM Ericsson	2,787,805	0.2
331,712		Telia Co. AB	1,511,907	0.1
184,193		Volvo AB - B Shares	2,927,402	0.2
			43,387,985	2.5

		Switzerland: 8.1%
217,039		ABB Ltd.	4,734,474	0.3
19,278		Adecco Group AG	1,137,674	0.1
5,895		Baloise Holding AG	855,112	0.0
269		Barry Callebaut AG	482,026	0.0
61,426		Cie Financiere Richemont SA	5,192,614	0.3
26,583		Clariant AG	636,091	0.0
23,896		Coca-Cola HBC AG	795,369	0.0
300,667		Credit Suisse Group AG	4,495,897	0.3
4,093	(3)	Dufry Group	520,560	0.0
988		EMS-Chemie Holding AG	632,130	0.0
27,745		Ferguson PLC	2,244,785	0.1
4,348		Geberit AG - Reg	1,861,657	0.1
1,081		Givaudan	2,448,268	0.1
1,366,337		Glencore PLC	6,487,073	0.4
36,817		LafargeHolcim Ltd.-CHF	1,790,127	0.1
26,321		Julius Baer Group Ltd.	1,541,660	0.1
6,422		Kuehne & Nagel International AG	964,080	0.1
20,344		LafargeHolcim Ltd.	983,898	0.1
12		Chocoladefabriken Lindt & Sprungli AG - REG - LISN	911,617	0.1
125		Chocoladefabriken Lindt & Sprungli AG - PC - LISP	810,203	0.0
8,732		Lonza Group AG	2,307,400	0.1
368,385		Nestle SA	28,550,150	1.6
263,250		Novartis AG	19,941,436	1.1
4,438		Pargesa Holding SA	375,636	0.0
2,043		Partners Group	1,493,527	0.1
83,145		Roche Holding AG	18,446,398	1.0
4,918		Schindler Holding AG - Part Cert	1,055,909	0.1
2,387		Schindler Holding AG - Reg	501,427	0.0
629		SGS SA	1,671,376	0.1
15,110		Sika AG	2,087,743	0.1
6,570		Sonova Holding AG - Reg	1,175,265	0.1
80,597		STMicroelectronics NV	1,789,522	0.1
1,225		Straumann Holding AG	929,023	0.1
3,621		Swatch Group AG - BR	1,714,114	0.1
6,791		Swatch Group AG - Reg	586,382	0.0
3,920		Swiss Life Holding AG	1,359,266	0.1
8,579		Swiss Prime Site AG	788,236	0.0
36,947		Swiss Re Ltd.	3,225,801	0.2
3,062		Swisscom AG	1,366,674	0.1
7,224		Temenos Group AG	1,086,393	0.1
455,011		UBS Group AG	6,975,484	0.4
5,631		Vifor Pharma AG	898,221	0.1
17,819		Zurich Insurance Group AG	5,269,614	0.3
			143,120,312	8.1

		United Arab Emirates: 0.1%
42,921		Mediclinic International PLC	297,350	0.0
12,162		NMC Health PLC	572,437	0.1
			869,787	0.1

		United Kingdom: 15.0%
114,841		3i Group PLC	1,359,617	0.1
24,518		Admiral Group PLC	616,193	0.0
126,798	(3)	Anglo American PLC	2,815,031	0.2
47,854		Antofagasta PLC	621,728	0.0
58,608		Ashtead Group PLC	1,745,306	0.1
41,940		Associated British Foods PLC	1,512,284	0.1
149,751		AstraZeneca PLC	10,357,845	0.6
114,264	(4)	Auto Trader Group PLC	640,380	0.0
471,168		Aviva PLC	3,126,238	0.2
30,029		Babcock International Group	322,645	0.0
374,853		BAE Systems PLC	3,188,987	0.2
2,015,789		Barclays PLC	4,982,491	0.3
121,243		Barratt Developments PLC	821,895	0.0
15,546		Berkeley Group Holdings PLC	774,392	0.0
248,889		BHP Billiton PLC	5,585,670	0.3
2,355,800		BP PLC	17,924,127	1.0
271,383		British American Tobacco PLC	13,670,467	0.8
110,238		British Land Co. PLC	975,273	0.1
994,697		BT Group PLC	2,853,530	0.2
39,783		Bunzl PLC	1,201,490	0.1
49,306		Burberry Group PLC	1,401,302	0.1
21,377		Carnival PLC	1,221,800	0.1
661,050		Centrica PLC	1,372,590	0.1
120,251		CNH Industrial NV	1,270,272	0.1
1,791		Coca-Cola European Partners PLC	72,786	0.0
24,114	(2)	Coca-Cola European Partners PLC	976,927	0.1
186,478		Compass Group PLC	3,974,892	0.2
157,569	(4)	ConvaTec Group PLC	439,894	0.0
60,857		CRH PLC - London	2,134,694	0.1
15,549		Croda International PLC	982,340	0.1
290,639		Diageo PLC	10,441,457	0.6
165,642		Direct Line Insurance Group PLC	747,488	0.0
18,323		easyJet PLC	403,104	0.0
108,041		Experian PLC	2,665,221	0.2

See Accompanying Notes to Financial Statements

29

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
126,764	(2)	Fiat Chrysler Automobiles NV	2,391,310	0.1
187,053		G4S PLC	658,880	0.0
586,532		GlaxoSmithKline PLC	11,825,025	0.7
64,805		GVC Holdings PLC	896,120	0.1
95,554		Hammerson PLC	656,688	0.0
33,982		Hargreaves Lansdown PLC	880,871	0.0
2,368,299		HSBC Holdings PLC	22,130,196	1.3
112,546		Imperial Brands PLC	4,179,742	0.2
147,489		Informa PLC	1,621,209	0.1
21,445		InterContinental Hotels Group PLC	1,333,132	0.1
74,908		International Consolidated Airlines Group SA	655,523	0.0
19,016		Intertek Group PLC	1,429,823	0.1
81,516		Investec PLC - INVP - GBP	576,379	0.0
430,318		ITV PLC	983,810	0.1
203,522		J Sainsbury PLC	861,258	0.0
81,462		John Wood Group PLC	672,712	0.0
22,866		Johnson Matthey PLC	1,088,798	0.1
257,716		Kingfisher PLC	1,007,826	0.1
87,981		Land Securities Group PLC	1,108,412	0.1
698,941		Legal & General Group PLC	2,444,780	0.1
8,526,384		Lloyds Banking Group Plc	7,074,484	0.4
36,653		London Stock Exchange Group PLC	2,157,743	0.1
195,312		Marks & Spencer Group PLC	758,682	0.0
94,110		Meggitt PLC	610,698	0.0
571,944		Melrose Industries PLC	1,600,335	0.1
82,059	(4)	Merlin Entertainments PLC	418,393	0.0
51,844		Micro Focus International PLC	899,561	0.1
43,523		Mondi PLC	1,174,166	0.1
396,507		National Grid PLC	4,381,821	0.2
16,887		Next PLC	1,344,183	0.1
93,248		Pearson PLC	1,085,937	0.1
36,549		Persimmon PLC	1,217,435	0.1
305,595		Prudential PLC	6,966,436	0.4
1	(2),(4)	Quilter PLC	2	0.0
11,196		Randgold Resources Ltd.	861,725	0.0
79,023		Reckitt Benckiser Group PLC	6,492,905	0.4
124,432		Relx PLC	2,657,239	0.2
141,866		Rio Tinto PLC	7,819,435	0.4
196,320		Rolls-Royce Holdings PLC	2,557,081	0.1
564,775	(2)	Royal Bank of Scotland Group PLC	1,901,332	0.1
108,523		Royal Mail PLC	721,994	0.0
121,879		RSA Insurance Group PLC	1,090,001	0.1
128,083		Sage Group PLC/The	1,057,861	0.1
14,908		Schroders PLC	618,634	0.0
119,343		SSE PLC	2,130,337	0.1
119,195		Segro PLC	1,049,732	0.1
28,402		Severn Trent PLC	740,547	0.0
107,647		Shire PLC	6,064,702	0.3
121,507		Sky PLC	2,340,079	0.1
102,925		Smith & Nephew PLC	1,895,909	0.1
46,967		Smiths Group PLC	1,049,122	0.1
62,852		St. James's Place PLC	948,317	0.1
341,835		Standard Chartered PLC	3,105,026	0.2
316,131		Standard Life Aberdeen PLC	1,353,724	0.1
390,934		Taylor Wimpey PLC	920,266	0.1
1,147,021		Tesco PLC	3,881,052	0.2
30,741		Travis Perkins PLC	576,045	0.0
145,571		Unilever PLC	8,041,400	0.5
81,383		United Utilities Group PLC	818,166	0.0
3,152,825		Vodafone Group PLC	7,637,054	0.4
28,878		Weir Group PLC	758,400	0.0
21,735		Whitbread PLC	1,132,989	0.1
267,030		WM Morrison Supermarkets PLC	885,738	0.1
149,688		WPP PLC	2,351,833	0.1
			263,751,371	15.0

	Total Common Stock
	(Cost $1,452,936,910)		1,681,075,272	95.3

PREFERRED STOCK: 0.5%
		Germany: 0.5%
6,824		Bayerische Motoren Werke AG	542,836	0.0
8,383		Fuchs Petrolub AG	412,498	0.0
20,865		Henkel AG & Co. KGaA	2,662,351	0.2
18,076		Porsche AG	1,147,747	0.1
4,137		Sartorius AG	615,881	0.0
20,793		Schaeffler AG	269,876	0.0
21,747		Volkswagen AG	3,592,832	0.2
			9,244,021	0.5

		United Kingdom: 0.0%
12,985,971	(2)	Rolls-Royce Holdings PLC - C Shares	17,138	0.0

	Total Preferred Stock
	(Cost $9,246,725)		9,261,159	0.5

RIGHTS: 0.0%
		Italy: –%
1,663,188	(2)	INTESA SANPAOLO RTS	–	–

		Spain: 0.0%
28,776	(2)	ACS Actividades de Construccion y Servicios SA	29,639	0.0
151,832	(2)	Repsol SA	86,190	0.0
			115,829	0.0

	Total Rights
	(Cost $116,947)		115,829	0.0

	Total Long-Term Investments
	(Cost $1,462,300,582)		1,690,452,260	95.8

See Accompanying Notes to Financial Statements

30

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.6%
	Securities Lending Collateral(5): 1.2%
4,859,173	Dominion Securities Inc., Repurchase Agreement dated 06/29/18, 2.11%, due 07/02/18 (Repurchase Amount $4,860,016, collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $4,956,356, due 11/01/36-06/01/48)	4,859,173	0.3
4,859,173	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $4,860,084, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $4,956,357, due 11/15/42-08/15/44)	4,859,173	0.3
4,859,173	National Bank Financial, Repurchase Agreement dated 06/29/18, 2.01%, due 07/02/18 (Repurchase Amount $4,859,976, collateralized by various U.S. Government Securities, 0.000%-6.000%, Market Value plus accrued interest $4,956,357, due 09/06/18-09/09/49)	4,859,173	0.3
1,021,939	Natwest Markets PLC, Repurchase Agreement dated 06/29/18, 2.09%, due 07/02/18 (Repurchase Amount $1,022,115, collateralized by various U.S. Government Securities, 2.500%-6.625%, Market Value plus accrued interest $1,042,388, due 05/15/20-05/15/46)	1,021,939	0.0
4,859,173	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $4,860,092, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,956,393, due 07/15/19-02/15/48)	4,859,173	0.3
		20,458,631	1.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.4%
60,500,000	(6) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810%
	(Cost $60,500,000)	60,500,000	3.4

	Total Short-Term Investments
	(Cost $80,958,631)	80,958,631	4.6

	Total Investments in Securities (Cost $1,543,259,213)	$1,771,410,891	100.4
	Liabilities in Excess of Other Assets	(7,752,947)	(0.4)
	Net Assets	$1,763,657,944	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(2)	Non-income producing security.
(3)	Security, or a portion of the security, is on loan.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

31

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.7%
		Consumer Discretionary: 19.0%
2,000		ABC-Mart, Inc.	109,315	0.1
2,000		Adastria Co. Ltd.	25,327	0.0
400		Aeon Fantasy Co., Ltd.	23,316	0.0
2,400		Aisan Industry Co., Ltd.	20,208	0.0
9,170		Aisin Seiki Co., Ltd.	417,534	0.2
8,000	(1),(2)	Akebono Brake Industry Co., Ltd.	19,379	0.0
800		Alpen Co., Ltd.	17,194	0.0
2,800		Alpine Electronics, Inc.	57,736	0.0
500		Amiyaki Tei Co., Ltd.	20,680	0.0
900		Amuse, Inc.	24,159	0.0
2,500		AOKI Holdings, Inc.	36,482	0.0
2,000		Aoyama Trading Co., Ltd.	66,731	0.0
600		Arata Corp.	36,220	0.0
2,200		Arc Land Sakamoto Co., Ltd.	32,995	0.0
1,200		Asahi Co., Ltd.	16,915	0.0
11,300	(1)	Asics Corp.	190,756	0.1
1,000		ASKUL Corp.	32,375	0.0
1,800		Atsugi Co., Ltd.	18,956	0.0
4,300		Autobacs Seven Co., Ltd.	76,140	0.0
2,800		Avex, Inc.	38,828	0.0
2,700		Belluna Co., Ltd.	34,041	0.0
3,900		Benesse Holdings, Inc.	138,303	0.1
6,100		BIC Camera, Inc.	93,906	0.1
36,900		Bridgestone Corp.	1,441,419	0.6
1,400		Can Do Co., Ltd.	22,120	0.0
3,000		Canon Marketing Japan, Inc.	62,487	0.0
9,000		Casio Computer Co., Ltd.	146,169	0.1
500		Central Sports Co., Ltd.	19,030	0.0
1,300		Chiyoda Co., Ltd.	30,071	0.0
800		Chofu Seisakusho Co., Ltd.	17,326	0.0
900		Chori Co., Ltd.	15,892	0.0
8,000		Clarion Co., Ltd.	21,481	0.0
1,600		Cleanup Corp.	12,548	0.0
3,800	(1)	Colowide Co., Ltd.	101,511	0.1
400		Corona Corp.	4,378	0.0
3,600		Create Restaurants Holdings, Inc.	52,615	0.0
6,700		CyberAgent, Inc.	401,821	0.2
1,900		Daido Metal Co., Ltd.	19,331	0.0
1,900		Daidoh Ltd.	7,597	0.0
1,700		Daiichikosho Co., Ltd.	82,037	0.0
700		Daikoku Denki Co., Ltd.	11,780	0.0
2,600		Daikyonishikawa Corp.	37,987	0.0
1,500		Dainichi Co., Ltd.	11,127	0.0
600		Daisyo Corp.	9,657	0.0
5,600		DCM Holdings Co., Ltd.	52,385	0.0
300		DD Holdings Co. Ltd	7,621	0.0
24,800		Denso Corp.	1,210,097	0.5
13,100		Dentsu, Inc.	620,127	0.3
2,900		Descente Ltd.	51,319	0.0
7,200		Don Quijote Holdings Co. Ltd.	345,591	0.2
1,300		Doshisha Co., Ltd.	29,377	0.0
2,000		Doutor Nichires Holdings Co., Ltd.	39,688	0.0
1,000		Dynic Corp.	9,313	0.0
1,600		Eagle Industry Co., Ltd.	25,681	0.0
4,200		EDION Corp.	42,245	0.0
1,600		ES-Con Japan Ltd.	9,374	0.0
1,400		Exedy Corp.	43,332	0.0
1,300		Yondoshi Holdings, Inc.	31,777	0.0
1,500		Fast Retailing Co., Ltd.	687,504	0.3
1,900		FCC Co., Ltd.	53,526	0.0
1,700		Foster Electric Co., Ltd.	24,322	0.0
1,900		France Bed Holdings Co., Ltd.	16,654	0.0
1,200		F-Tech, Inc.	14,020	0.0
1,500		Fuji Co., Ltd.	31,356	0.0
34,700		Subaru Corp.	1,009,250	0.4
1,600		Fuji Kyuko Co., Ltd.	47,765	0.0
11,500		Fuji Media Holdings, Inc.	196,240	0.1
800		Fujibo Holdings, Inc.	25,975	0.0
1,300		Fujikura Rubber Ltd.	7,279	0.0
700		Fujita Kanko, Inc.	20,709	0.0
3,400		Fujitsu General Ltd.	53,138	0.0
1,700	(2)	Funai Electric Co., Ltd.	9,750	0.0
1,000		Furukawa Battery Co., Ltd.	7,732	0.0
4,000		Futaba Industrial Co., Ltd.	25,107	0.0
300		Gakken Holdings Co., Ltd.	13,381	0.0
600		Genki Sushi Co., Ltd.	18,987	0.0
2,500		Geo Corp.	33,435	0.0
800		Globeride, Inc.	28,976	0.0
700	(1)	Goldwin, Inc.	60,539	0.0
1,000		Gourmet Kineya Co., Ltd.	12,055	0.0
3,900		IDOM, Inc.	21,533	0.0
900		Gunze Ltd.	57,619	0.0
5,335		H2O Retailing Corp.	85,014	0.0
14,900		Hakuhodo DY Holdings, Inc.	238,905	0.1
1,400		Happinet Corp.	17,710	0.0
1,500		Hard Off Corp. Co., Ltd.	13,453	0.0
1,400		Haruyama Trading Co., Ltd.	12,982	0.0
14,800		Haseko Corp.	203,990	0.1
3,488		Heiwa Corp.	84,138	0.0
1,710		Hiday Hidaka Corp.	38,244	0.0
1,300		Hikari Tsushin, Inc.	228,149	0.1
3,000	(1)	Hiramatsu, Inc.	13,746	0.0
1,700		HIS Co., Ltd.	51,201	0.0
100,400		Honda Motor Co., Ltd.	2,943,827	1.2
2,010		Honeys Holdings Co., Ltd.	17,265	0.0
2,500		Hoosiers Holdings Co. Ltd.	17,997	0.0
900		Ichibanya Co., Ltd.	39,302	0.0
2,000		Ichikoh Industries Ltd.	23,858	0.0
9,220		Iida Group Holdings Co. Ltd.	177,499	0.1
1,700		Imasen Electric Industrial	17,993	0.0
1,900		Intage Holdings, Inc.	21,478	0.0
20,600		Isetan Mitsukoshi Holdings Ltd.	257,003	0.1
32,300		Isuzu Motors Ltd.	428,207	0.2

See Accompanying Notes to Financial Statements

32

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
2,000		Izumi Co., Ltd.	123,423	0.1
13,200		J Front Retailing Co., Ltd.	200,521	0.1
2,200		Janome Sewing Machine Co., Ltd.	14,027	0.0
3,500		Japan Wool Textile Co., Ltd.	32,474	0.0
800		JINS, Inc.	45,662	0.0
370		Joban Kosan Co. Ltd.	6,131	0.0
1,300		Joshin Denki Co., Ltd.	40,707	0.0
3,200		Joyful Honda Co. Ltd.	48,903	0.0
5,500		JP-Holdings, Inc.	17,496	0.0
10,870		JVC Kenwood Corp.	30,753	0.0
3,486		Kadokawa Dwango Corp.	38,526	0.0
1,900		Kappa Create Co., Ltd.	24,743	0.0
2,000		Kasai Kogyo Co., Ltd.	24,753	0.0
500		Kawai Musical Instruments Manufacturing Co., Ltd.	23,219	0.0
1,200		KYB Corp.	54,517	0.0
2,700		Keihin Corp.	54,789	0.0
2,800		Keiyo Co., Ltd.	13,886	0.0
1,100	(2)	KNT-CT Holdings Co., Ltd.	15,402	0.0
400	(2)	Kintetsu Department Store Co. Ltd.	14,472	0.0
1,600		Kisoji Co., Ltd.	40,571	0.0
1,800		Kohnan Shoji Co., Ltd.	41,901	0.0
6,700		Koito Manufacturing Co., Ltd.	442,556	0.2
3,800	(2)	Kojima Co., Ltd.	18,293	0.0
2,700		Komatsu Seiren Co., Ltd.	23,681	0.0
1,700		KOMEDA Holdings Co. Ltd.	33,425	0.0
1,700		Komeri Co., Ltd.	43,133	0.0
2,400		Konaka Co., Ltd.	11,285	0.0
2,000		Koshidaka Holdings Co. Ltd.	29,369	0.0
1,300	(1)	Kourakuen Holdings Corp.	19,844	0.0
9,740		Ks Holdings Corp.	100,943	0.1
700		Kura Corp.	46,447	0.0
13,000		Kurabo Industries Ltd.	41,012	0.0
2,020		Kyoritsu Maintenance Co., Ltd.	110,686	0.1
800		LEC, Inc.	33,346	0.0
4,000		Lifull Co., Ltd.	26,436	0.0
640		Look Holdings, Inc.	7,862	0.0
1,400		Macromill, Inc.	34,398	0.0
800		Mars Engineering Corp.	18,820	0.0
10,700		Marui Group Co., Ltd.	225,075	0.1
2,000		Matsuya Co., Ltd.	30,064	0.0
700		Matsuya Foods Co., Ltd.	23,816	0.0
34,700		Mazda Motor Corp.	425,651	0.2
2,500		Meiko Network Japan Co., Ltd.	28,775	0.0
1,800		Meiwa Estate Co., Ltd.	10,697	0.0
1,500		Misawa Homes Co., Ltd.	12,445	0.0
2,700		Mitsuba Corp.	21,624	0.0
41,400		Mitsubishi Motors Corp.	330,012	0.1
2,000		Mitsui Home Co., Ltd.	12,047	0.0
1,200		Mizuno Corp.	44,802	0.0
300	(1)	Monogatari Corp.	30,529	0.0
1,500		MOS Food Services, Inc.	44,270	0.0
1,400		Musashi Seimitsu Industry Co., Ltd.	46,414	0.0
1,800		Nakayamafuku Co., Ltd.	12,071	0.0
11,600		Namco Bandai Holdings, Inc.	477,822	0.2
9,700		NGK Spark Plug Co., Ltd.	275,759	0.1
10,800		NHK Spring Co., Ltd.	101,661	0.1
1,000		Nice Holdings, Inc.	12,092	0.0
4,200		Nifco, Inc.	129,796	0.1
800		Nihon Eslead Corp.	13,725	0.0
19,600		Nikon Corp.	311,491	0.1
1,800		Nippon Felt Co., Ltd.	8,365	0.0
900		Nippon Piston Ring Co., Ltd.	18,412	0.0
9,900		Nippon Television Holdings, Inc.	166,863	0.1
2,900		Nishimatsuya Chain Co., Ltd.	33,329	0.0
130,100		Nissan Motor Co., Ltd.	1,265,898	0.5
4,700		Nissan Shatai Co., Ltd.	42,794	0.0
4,000		Nissan Tokyo Sales Holdings Co., Ltd.	12,950	0.0
3,000		Nissei Build Kogyo Co., Ltd.	30,783	0.0
2,300		Nissin Kogyo Co., Ltd.	40,668	0.0
4,400		Nitori Co., Ltd.	684,544	0.3
2,000		Nojima Corp.	44,415	0.0
5,900		NOK Corp.	113,956	0.1
1,200		Ohashi Technica, Inc.	19,715	0.0
800		Ohsho Food Service Corp.	45,608	0.0
7,200		Onward Holdings Co., Ltd.	55,206	0.0
700		OPT Holding, Inc.	14,883	0.0
12,700		Oriental Land Co., Ltd.	1,331,553	0.5
2,600		Pacific Industrial Co., Ltd.	38,151	0.0
700		PAL Group Holdings Co., Ltd.	16,529	0.0
1,600		Paltac Corp.	92,009	0.1
128,050		Panasonic Corp.	1,726,680	0.7
800		Parco Co., Ltd.	8,706	0.0
2,000		Paris Miki Holdings, Inc.	9,038	0.0
1,400		PC Depot Corp.	7,330	0.0
700	(1)	Pepper Food Service Co. Ltd.	28,787	0.0
400		PIA Corp.	22,494	0.0
1,700		Piolax, Inc.	40,928	0.0
22,200	(1),(2)	Pioneer Corp.	30,809	0.0
1,300		Plenus Co., Ltd.	21,302	0.0
6,500		Press Kogyo Co., Ltd.	38,083	0.0
55,400		Rakuten, Inc.	373,931	0.2
1,000		Renaissance, Inc.	22,713	0.0
4,700		Resorttrust, Inc.	83,027	0.0
1,400		Right On Co., Ltd.	13,489	0.0
600		Riken Corp.	31,386	0.0
1,900		Ringer Hut Co., Ltd.	44,465	0.0
1,900		Rinnai Corp.	167,449	0.1
2,540		Riso Kyoiku Co. Ltd.	19,414	0.0
3,500		Round One Corp.	54,940	0.0
2,200	(1)	Royal Holdings Co., Ltd.	60,223	0.0
1,500		Ryohin Keikaku Co., Ltd.	526,985	0.2
2,800	(1)	Sagami Chain Co., Ltd.	36,072	0.0
1,900		Saizeriya Co., Ltd.	43,403	0.0
400		Sakai Ovex Co., Ltd.	8,527	0.0

See Accompanying Notes to Financial Statements

33

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
600		San Holdings, Inc.	13,723	0.0
1,200	(2)	Sanden Holdings Corp.	15,639	0.0
3,700		Sangetsu Co., Ltd.	74,880	0.0
2,700		Sankyo Co., Ltd.	105,583	0.1
2,300		Sankyo Seiko Co., Ltd.	9,504	0.0
3,200		Sanrio Co., Ltd.	61,927	0.0
811,000	(1),(2),(3)	Sansui Electric Co., Ltd.	–	–
1,100		Sanyo Electric Railway Co. Ltd.	26,636	0.0
800		Sanyo Shokai Ltd.	16,019	0.0
3,500		Scroll Corp.	18,112	0.0
11,200		Sega Sammy Holdings, Inc.	191,693	0.1
1,900		Seiko Holdings Corp.	40,793	0.0
2,800		Seiren Co., Ltd.	43,563	0.0
24,300		Sekisui Chemical Co., Ltd.	413,358	0.2
40,300		Sekisui House Ltd.	712,278	0.3
3,700	(1),(2)	Senshukai Co., Ltd.	17,307	0.0
10,500	(1)	Sharp Corp.	255,388	0.1
2,500		Shimachu Co., Ltd.	79,393	0.0
1,200		Shimamura Co., Ltd.	105,502	0.1
4,500		Shimano, Inc.	660,351	0.3
900		Shimojima Co., Ltd.	9,056	0.0
1,400		Shobunsha Publications, Inc.	9,763	0.0
800		Shochiku Co., Ltd.	115,659	0.1
500		Shoei Co. Ltd.	17,654	0.0
2,900		Showa Corp.	47,663	0.0
8,200		SKY Perfect JSAT Holdings, Inc.	39,064	0.0
6,100	(1)	Skylark Co. Ltd.	90,243	0.1
74,812		Sony Corp.	3,831,448	1.5
1,100		St. Marc Holdings Co., Ltd.	27,137	0.0
8,600		Stanley Electric Co., Ltd.	292,830	0.1
10,900		Start Today Co. Ltd.	394,368	0.2
1,500		Starts Corp., Inc.	36,521	0.0
800		Studio Alice Co., Ltd.	18,949	0.0
500		Suminoe Textile Co., Ltd.	12,215	0.0
41,100		Sumitomo Electric Industries Ltd.	611,265	0.3
7,800		Sumitomo Forestry Co., Ltd.	117,887	0.1
11,405		Sumitomo Rubber Industries, Inc.	180,780	0.1
800		Sushiro Global Holdings Ltd.	48,321	0.0
22,200		Suzuki Motor Corp.	1,223,400	0.5
500		T RAD Co., Ltd.	15,483	0.0
2,000		Tachi-S Co., Ltd.	33,501	0.0
1,300		Taiho Kogyo Co., Ltd.	14,989	0.0
17,000		Takashimaya Co., Ltd.	145,442	0.1
640		Take And Give Needs Co., Ltd.	11,737	0.0
400		Takihyo Co., Ltd.	8,754	0.0
1,300		Tamron Co., Ltd.	23,096	0.0
2,700		TBK Co., Ltd.	11,891	0.0
1,400		TPR Co., Ltd.	32,581	0.0
1,000		T-Gaia Corp.	25,520	0.0
1,400		Toa Corp./Hyogo	15,373	0.0
400		Toei Co., Ltd.	40,941	0.0
7,200		Toho Co., Ltd.	241,157	0.1
2,900		Tokai Rika Co., Ltd.	54,982	0.0
2,500		Sumitomo Riko Co., Ltd.	25,620	0.0
520		Token Corp.	45,819	0.0
600	(2)	Tokyo Base Co. Ltd.	4,580	0.0
6,100		Tokyo Broadcasting System Holdings, Inc.	136,793	0.1
1,350		Sac's Bar Holdings, Inc.	12,101	0.0
4,800		Tokyo Dome Corp.	42,866	0.0
900		Tokyotokeiba Co., Ltd.	38,850	0.0
5,100		Tomy Co., Ltd.	42,273	0.0
2,100		Topre Corp.	52,779	0.0
1,600		Toridoll Holdings Corp.	37,769	0.0
500		Torikizoku Co. Ltd.	11,699	0.0
6,800		Toyo Tire & Rubber Co., Ltd.	99,136	0.1
4,000		Toyoda Gosei Co., Ltd.	101,239	0.1
3,400		Toyota Boshoku Corp.	62,367	0.0
9,000		Toyota Industries Corp.	503,782	0.2
135,882		Toyota Motor Corp.	8,787,352	3.4
2,600		TS Tech Co., Ltd.	108,313	0.1
4,750		TSI Holdings Co. Ltd.	33,538	0.0
500		Tsutsumi Jewelry Co., Ltd.	8,292	0.0
2,900		TV Asahi Holdings Corp.	63,616	0.0
1,100		Tv Tokyo Holdings Corp.	33,583	0.0
2,300		Unipres Corp.	45,003	0.0
1,400		United Arrows Ltd.	52,166	0.0
4,900	(2)	Unitika Ltd.	27,868	0.0
3,100	(2)	U-Shin Ltd.	19,806	0.0
12,900		USS Co., Ltd.	245,262	0.1
1,400		ValueCommerce Co. Ltd.	23,386	0.0
1,200		Vector, Inc.	24,778	0.0
4,400		VT Holdings Co. Ltd.	23,128	0.0
3,100		Wacoal Holdings Corp.	90,289	0.1
1,600		WATAMI Co., Ltd.	20,974	0.0
600		Wowow, Inc.	19,037	0.0
1,700		Xebio Holdings Co., Ltd.	27,036	0.0
36,392		Yamada Denki Co., Ltd.	180,776	0.1
20,000	(1),(2)	Yamada SxL Home Co. Ltd.	12,989	0.0
7,600		Yamaha Corp.	394,423	0.2
15,900		Yamaha Motor Co., Ltd.	399,149	0.2
700		Yasunaga Corp.	11,395	0.0
1,100		Yellow Hat Ltd.	32,466	0.0
6,400		Yokohama Rubber Co., Ltd.	132,749	0.1
500		Yomiuri Land Co., Ltd.	20,889	0.0
1,400		Yorozu Corp.	21,508	0.0
3,900		Yoshinoya D&C Co., Ltd.	77,741	0.0
2,250		Zenrin Co., Ltd.	54,351	0.0
5,900		Zensho Holdings Co., Ltd.	149,688	0.1
			49,089,025	19.0

		Consumer Staples: 9.2%
42,445		Aeon Co., Ltd.	907,994	0.4
1,500		Ain Holdings, Inc.	110,556	0.1
25,700		Ajinomoto Co., Inc.	486,477	0.2
2,100		Arcs Co., Ltd.	57,299	0.0
1,000		Ariake Japan Co., Ltd.	86,077	0.0
2,300		Artnature, Inc.	14,204	0.0
23,500		Asahi Group Holdings, Ltd.	1,205,261	0.5
600		Belc Co., Ltd.	31,718	0.0
5,100		Calbee, Inc.	191,850	0.1

See Accompanying Notes to Financial Statements

34

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
1,000		Cawachi Ltd.	20,447	0.0
1,700		Chubu Shiryo Co., Ltd.	29,836	0.0
7,852		Coca-Cola Bottlers Japan, Inc.	314,155	0.1
1,220		Cocokara fine, Inc.	75,011	0.0
600		Cosmos Pharmaceutical Corp.	121,758	0.1
1,700		Create SD Holdings	48,824	0.0
400		Daikokutenbussan Co., Ltd.	18,758	0.0
1,400		Ci:z Holdings Co. Ltd	66,520	0.0
700		DyDo Group Holdings, Inc.	41,580	0.0
900		Earth Corp.	45,796	0.0
5,100	(1),(2)	Euglena Co. Ltd.	38,196	0.0
3,100		Ezaki Glico Co., Ltd.	148,911	0.1
3,590		FamilyMart UNY Holdings Co., Ltd.	378,043	0.2
2,800		FANCL Corp.	140,080	0.1
9,680		Feed One Co., Ltd.	20,142	0.0
3,100		Fuji Oil Holdings, Inc.	111,438	0.1
1,300		Fujicco Co., Ltd.	33,284	0.0
900		Fujiya Co., Ltd.	20,579	0.0
500		Genky DrugStores Co. Ltd.	20,407	0.0
1,100		Axial Retailing, Inc.	41,801	0.0
1,200		Hayashikane Sangyo Co., Ltd.	8,213	0.0
2,200		Heiwado Co., Ltd.	54,793	0.0
1,600		Hokuto Corp.	28,571	0.0
4,300		House Foods Group, Inc.	152,271	0.1
1,500		Inageya Co., Ltd.	24,598	0.0
3,700		Ito En Ltd.	171,533	0.1
300		Itochu-Shokuhin Co., Ltd.	16,505	0.0
6,870		Itoham Yonekyu Holdings, Inc.	59,107	0.0
69,400		Japan Tobacco, Inc.	1,939,481	0.8
600		J-Oil Mills, Inc.	21,544	0.0
4,500	(1)	Kagome Co., Ltd.	149,609	0.1
700		Kameda Seika Co. Ltd.	37,413	0.0
27,500		Kao Corp.	2,096,093	0.8
1,800		Kato Sangyo Co., Ltd.	61,639	0.0
800		Kenko Mayonnaise Co. Ltd.	29,407	0.0
6,200		Kewpie Corp.	156,569	0.1
1,400		Key Coffee, Inc.	27,851	0.0
8,100		Kikkoman Corp.	408,958	0.2
54,000		Kirin Holdings Co., Ltd.	1,447,464	0.6
3,900	(1)	Kitanotatsujin Corp.	27,920	0.0
3,200		Kobayashi Pharmaceutical Co., Ltd.	276,210	0.1
800		Kobe Bussan Co. Ltd.	39,407	0.0
1,900		Kose Corp.	408,679	0.2
1,200		Kotobuki Spirits Co. Ltd.	62,740	0.0
900		Kusuri no Aoki Holdings Co. Ltd.	59,885	0.0
800		Kyokuyo Co., Ltd.	25,947	0.0
2,800		Lawson, Inc.	174,866	0.1
1,000		Life Corp.	24,842	0.0
15,600		Lion Corp.	285,453	0.1
2,300		Mandom Corp.	71,533	0.0
7,000		Marudai Food Co., Ltd.	31,826	0.0
2,400		Maruha Nichiro Corp.	96,653	0.0
4,600		Matsumotokiyoshi Holdings Co., Ltd.	206,420	0.1
2,700		Megmilk Snow Brand Co., Ltd.	72,129	0.0
7,400		MEIJI Holdings Co., Ltd.	624,961	0.3
700		Meito Sangyo Co., Ltd.	11,158	0.0
1,624		Milbon Co., Ltd.	72,725	0.0
1,100		Ministop Co., Ltd.	22,185	0.0
1,000		Mitsubishi Shokuhin Co. Ltd.	26,658	0.0
1,000		Mitsui Sugar Co., Ltd.	30,994	0.0
900		Miyoshi Oil & Fat Co., Ltd.	10,931	0.0
2,700		Morinaga & Co., Ltd.	129,465	0.1
1,800		Morinaga Milk Industry Co., Ltd.	67,268	0.0
300		Morozoff Ltd.	18,396	0.0
1,000		Nagatanien Holdings Co., Ltd.	13,566	0.0
600		Nakamuraya Co., Ltd.	26,042	0.0
1,000		Natori Co., Ltd.	17,169	0.0
5,400		Nichirei Corp.	137,552	0.1
620		Nihon Chouzai Co., Ltd.	16,432	0.0
1,100		Nippon Beet Sugar Manufacturing Co., Ltd.	23,843	0.0
3,400		Nippon Flour Mills Co., Ltd.	59,109	0.0
4,500		NH Foods Ltd.	181,918	0.1
14,000		Nippon Suisan Kaisha Ltd.	68,986	0.0
1,400		Nisshin Oillio Group Ltd.	42,028	0.0
13,645		Nisshin Seifun Group, Inc.	289,126	0.1
4,400		Nissin Food Products Co., Ltd.	318,799	0.1
700		Noevir Holdings Co. Ltd.	50,425	0.0
5,400		Oenon Holdings, Inc.	21,376	0.0
1,000		OIE Sangyo Co., Ltd.	12,993	0.0
2,000		Okuwa Co., Ltd.	20,960	0.0
6,800		Pigeon Corp.	330,461	0.1
4,800		Pola Orbis Holdings, Inc.	210,938	0.1
9,000		Prima Meat Packers Ltd.	52,023	0.0
1,400		Qol Co. Ltd.	26,144	0.0
1,700		Rock Field Co., Ltd.	29,230	0.0
800		S Foods, Inc.	31,442	0.0
1,800		Sakata Seed Corp.	68,115	0.0
900		San-A Co., Ltd.	44,452	0.0
4,200		Sapporo Holdings Ltd.	105,326	0.0
46,043		Seven & I Holdings Co., Ltd.	2,008,197	0.8
500		Shinyei Kaisha	6,320	0.0
20,900		Shiseido Co., Ltd.	1,658,540	0.7
600		Shoei Foods Corp.	21,064	0.0
900		Showa Sangyo Co., Ltd.	23,510	0.0
1,200		Sogo Medical Co., Ltd.	25,058	0.0
1,000		ST Corp.	29,882	0.0
600	(1)	Starzen Co., Ltd.	31,615	0.0
2,400		Sugi Holdings Co., Ltd.	138,852	0.1
4,700		Sundrug Co., Ltd.	190,404	0.1
8,500		Suntory Beverage & Food Ltd.	363,398	0.1
8,400		Takara Holdings, Inc.	111,060	0.1
400		Tobu Store Co., Ltd.	11,101	0.0
1,200		Toho Co., Ltd./Hyogo	28,772	0.0
1,600		Torigoe Co., Ltd.	14,309	0.0

See Accompanying Notes to Financial Statements

35

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
6,100		Toyo Suisan Kaisha Ltd.	217,639	0.1
2,400		Tsuruha Holdings, Inc.	300,609	0.1
23,700		Unicharm Corp.	712,522	0.3
3,580		United Super Markets Holdings, Inc.	46,301	0.0
2,800		Valor Holdings Co., Ltd.	63,784	0.0
1,100		Warabeya Nichiyo Co., Ltd.	25,234	0.0
2,940		Welcia Holdings Co. Ltd.	156,321	0.1
1,500		Yaizu Suisankagaku Industry Co., Ltd.	16,786	0.0
6,600		Yakult Honsha Co., Ltd.	441,283	0.2
400		Yakuodo Co. Ltd.	14,399	0.0
1,700		YA-MAN Ltd.	28,427	0.0
1,400		Yamatane Corp.	29,031	0.0
9,000		Yamazaki Baking Co., Ltd.	235,984	0.1
1,300		Yaoko Co., Ltd.	71,643	0.0
3,500		Yokohama Reito Co., Ltd.	31,900	0.0
500		Yomeishu Seizo Co., Ltd.	11,167	0.0
			23,861,439	9.2

		Energy: 1.1%
4,900		Fuji Oil Co., Ltd.	18,357	0.0
3,300		Cosmo Energy Holdings Co. Ltd.	115,562	0.1
9,400		Idemitsu Kosan Co., Ltd.	334,279	0.1
60,500		Inpex Corp.	628,346	0.3
2,200		Itochu Enex Co., Ltd.	21,446	0.0
700	(1),(2)	Japan Drilling Co. Ltd.	373	0.0
400		Japan Oil Transportation Co., Ltd.	11,670	0.0
1,900		Japan Petroleum Exploration Co., Ltd.	49,535	0.0
178,660		JXTG Holdings, Inc.	1,239,503	0.5
1,800		Mitsuuroko Group Holdings Co., Ltd.	14,389	0.0
1,000		Modec, Inc.	27,674	0.0
14,600		Nippon Coke & Engineering Co., Ltd.	15,515	0.0
2,300		Sala Corp.	14,455	0.0
3,200		San-Ai Oil Co., Ltd.	39,406	0.0
3,000		Shinko Plantech Co., Ltd.	30,241	0.0
10,600		Showa Shell Sekiyu KK	157,928	0.1
800		Sinanen Holdings Co., Ltd.	20,176	0.0
700		Toyo Kanetsu K K	25,491	0.0
			2,764,346	1.1

		Financials: 11.0%
3,400		77 Bank Ltd.	73,842	0.0
22,600	(1)	Acom Co., Ltd.	86,761	0.1
7,900		AEON Financial Service Co., Ltd.	168,381	0.1
500		Aichi Bank Ltd.	21,654	0.0
20,200	(2)	Aiful Corp.	62,873	0.0
1,000		Akita Bank Ltd.	27,805	0.0
900		Anicom Holdings, Inc.	33,841	0.0
1,100		Aomori Bank Ltd.	33,185	0.0
6,400		Aozora Bank Ltd.	242,890	0.1
8,000		Awa Bank Ltd.	49,233	0.0
700		Bank of Iwate Ltd.	26,914	0.0
4,200		Bank of Kochi Ltd./The	193,920	0.1
900	(1)	Bank of Nagoya Ltd.	31,233	0.0
1,000		Bank of Okinawa Ltd.	36,606	0.0
700		Bank of Saga Ltd.	15,670	0.0
2,400		Bank of the Ryukyus Ltd.	35,325	0.0
2,300		Tokyo Century Corp.	130,201	0.1
39,000		Chiba Bank Ltd.	275,063	0.1
5,200		Chiba Kogyo Bank Ltd.	22,629	0.0
7,300		Chugoku Bank Ltd.	73,665	0.0
500		Chukyo Bank Ltd.	10,503	0.0
65,928		Concordia Financial Group Ltd.	335,035	0.1
8,400		Credit Saison Co., Ltd.	131,972	0.1
62,400		Dai-ichi Life Holdings, Inc.	1,110,573	0.4
1,300		Daishi Bank Ltd.	51,638	0.0
1,300		Daito Bank Ltd.	14,527	0.0
94,000		Daiwa Securities Group, Inc.	544,812	0.2
500		Dream Incubator, Inc.	9,687	0.0
800		eGuarantee, Inc.	14,539	0.0
1,600		Ehime Bank Ltd.	18,584	0.0
10,000		Eighteenth Bank Ltd.	26,042	0.0
16,200		FIDEA Holdings Co., Ltd.	25,126	0.0
3,900		Financial Products Group Co. Ltd.	50,175	0.0
1,400		Fukui Bank Ltd.	30,586	0.0
44,000		Fukuoka Financial Group, Inc.	220,805	0.1
2,400	(2)	Fukushima Bank Ltd.	15,123	0.0
1,300		Fuyo General Lease Co., Ltd.	89,324	0.1
2,000		GCA Corp.	15,428	0.0
21,900		Gunma Bank Ltd.	114,641	0.1
19,500		Hachijuni Bank Ltd.	83,085	0.0
16,000		Hiroshima Bank Ltd.	106,117	0.1
3,100		Hitachi Capital Corp.	80,007	0.0
1,200		Hokkoku Bank Ltd.	47,137	0.0
1,200		Hokuetsu Bank Ltd.	23,868	0.0
7,200		Hokugin Financial Group, Inc.	95,596	0.1
10,100		Hyakugo Bank Ltd.	39,633	0.0
12,000		Hyakujushi Bank Ltd.	39,373	0.0
2,200		IBJ Leasing Co., Ltd.	58,123	0.0
3,400		Ichiyoshi Securities Co., Ltd.	36,765	0.0
1,600		IwaiCosmo Holdings, Inc.	20,692	0.0
15,200		Iyo Bank Ltd.	100,157	0.1
1,300		Jaccs Co., Ltd.	28,108	0.0
1,700		Jafco Co., Ltd.	68,912	0.0
29,000		Japan Post Bank Co. Ltd.	337,170	0.1
59,200		Japan Post Holdings Co. Ltd.	647,871	0.3
4,100		Japan Post Insurance Co. Ltd.	84,276	0.0
5,011		Japan Securities Finance Co., Ltd.	27,404	0.0
10,200		Jimoto Holdings, Inc.	15,475	0.0
1,500		Juroku Bank Ltd.	39,517	0.0
8,600		kabu.com Securities Co., Ltd.	27,853	0.0
4,627	(2)	Kansai Mirai Financial Group, Inc.	35,063	0.0

See Accompanying Notes to Financial Statements

36

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
8,000		Keiyo Bank Ltd.	34,303	0.0
500		Kita-Nippon Bank Ltd.	12,044	0.0
4,000		Kiyo Bank Ltd.	65,803	0.0
2,000		Kyokuto Securities Co., Ltd.	26,173	0.0
18,020		Kyushu Financial Group, Inc.	86,721	0.1
200	(2)	M&A Capital Partners Co. Ltd.	17,800	0.0
4,300		Marusan Securities Co., Ltd.	39,458	0.0
5,500		Matsui Securities Co., Ltd.	52,500	0.0
56,390		Mebuki Financial Group, Inc.	189,153	0.1
1,000		Michinoku Bank Ltd.	16,401	0.0
5,400		Mito Securities Co., Ltd.	19,479	0.0
771,500		Mitsubishi UFJ Financial Group, Inc.	4,370,458	1.7
27,800		Mitsubishi UFJ Lease & Finance Co., Ltd.	170,424	0.1
28,711		MS&AD Insurance Group Holdings, Inc.	891,723	0.4
900		Miyazaki Bank Ltd.	27,413	0.0
1,484,700		Mizuho Financial Group, Inc.	2,500,956	1.0
11,800	(1)	Monex Group, Inc.	68,029	0.0
1,600		Musashino Bank Ltd.	47,439	0.0
600		Nagano Bank Ltd.	10,009	0.0
1,400		Nanto Bank Ltd.	35,650	0.0
300		NEC Capital Solutions Ltd.	5,220	0.0
7,000		Nishi-Nippon Financial Holdings, Inc.	81,614	0.0
21,550		Sompo Holdings, Inc.	869,543	0.4
188,700		Nomura Holdings, Inc.	913,130	0.4
17,500		North Pacific Bank Ltd.	58,410	0.0
1,800		Ogaki Kyoritsu Bank Ltd.	45,658	0.0
700		Oita Bank Ltd.	23,762	0.0
10,000		Okasan Securities Group, Inc.	49,138	0.0
22,500	(1)	Orient Corp.	30,236	0.0
73,500		ORIX Corp.	1,158,515	0.5
31,800		Osaka Securities Exchange Co. Ltd.	589,831	0.2
120,600		Resona Holdings, Inc.	642,771	0.3
900		Ricoh Leasing Co., Ltd.	29,590	0.0
1,240	(2)	San ju San Financial Group, Inc.	22,422	0.0
6,300		San-In Godo Bank Ltd.	56,240	0.0
12,660		SBI Holdings, Inc.	324,606	0.1
11,830		Senshu Ikeda Holdings, Inc.	39,894	0.0
41,600		Seven Bank Ltd.	127,029	0.1
10,000	(1)	Shiga Bank Ltd.	51,154	0.0
2,200		Shikoku Bank Ltd.	27,097	0.0
700		Shimizu Bank Ltd.	13,372	0.0
9,400		Shinsei Bank Ltd.	144,228	0.1
29,000		Shizuoka Bank Ltd.	260,748	0.1
9,200		Sony Financial Holdings, Inc.	175,289	0.1
83,252		Sumitomo Mitsui Financial Group, Inc.	3,247,327	1.3
21,544		Sumitomo Mitsui Trust Holdings, Inc.	849,989	0.3
11,600		Suruga Bank Ltd.	103,326	0.1
34,200		T&D Holdings, Inc.	512,934	0.2
700		Taiko Bank Ltd.	13,734	0.0
8,800		Tochigi Bank Ltd.	30,452	0.0
9,000		Toho Bank Ltd.	32,534	0.0
1,300		Tohoku Bank Ltd.	16,188	0.0
12,500		Tokai Tokyo Financial Holdings	79,651	0.0
41,500		Tokio Marine Holdings, Inc.	1,941,505	0.8
1,728		Tokyo Kiraboshi Financial Group, Inc.	41,410	0.0
1,100		Tomato Bank Ltd.	15,131	0.0
9,700		TOMONY Holdings, Inc.	41,525	0.0
2,200		Towa Bank Ltd.	22,553	0.0
7,000		Toyo Securities Co., Ltd.	16,493	0.0
6,200		Tsukuba Bank Ltd.	14,462	0.0
1,300	(1)	Yamagata Bank Ltd.	27,606	0.0
13,000		Yamaguchi Financial Group, Inc.	146,245	0.1
8,000		Yamanashi Chuo Bank Ltd.	30,415	0.0
3,100		Zenkoku Hosho Co. Ltd.	140,360	0.1
			28,258,286	11.0

		Health Care: 7.0%
12,300		Alfresa Holdings Corp.	288,832	0.1
900		As One Corp.	62,413	0.0
1,900		ASKA Pharmaceutical Co., Ltd.	24,682	0.0
110,000		Astellas Pharma, Inc.	1,674,044	0.7
1,500		BML, Inc.	38,610	0.0
11,700		Chugai Pharmaceutical Co., Ltd.	612,619	0.3
1,000		CMIC Holdings Co., Ltd.	20,699	0.0
900		Create Medic Co., Ltd.	11,306	0.0
32,100		Daiichi Sankyo Co., Ltd.	1,226,332	0.5
2,700		Daiken Medical Co. Ltd.	18,619	0.0
8,300		Sumitomo Dainippon Pharma Co. Ltd.	175,428	0.1
860		Daito Pharmaceutical Co. Ltd.	26,677	0.0
2,100		Eiken Chemical Co., Ltd.	44,612	0.0
13,400		Eisai Co., Ltd.	943,227	0.4
2,000		EPS Holdings, Inc.	42,792	0.0
500		Falco Holdings Co. Ltd.	8,734	0.0
800		Fuso Pharmaceutical Industries Ltd.	21,024	0.0
3,300		Hisamitsu Pharmaceutical Co., Inc.	278,059	0.1
1,600		Hogy Medical Co., Ltd.	71,587	0.0
22,600		Hoya Corp.	1,282,075	0.5
3,300		Japan Lifeline Co. Ltd	80,903	0.0
900		JCR Pharmaceuticals Co. Ltd.	54,596	0.0
4,000		Jeol Ltd.	41,115	0.0
2,000		Kaken Pharmaceutical Co., Ltd.	102,616	0.1
2,000		Kissei Pharmaceutical Co., Ltd.	54,184	0.0
3,000		Kyorin Co., Ltd.	62,262	0.0
14,000		Kyowa Hakko Kirin Co., Ltd.	281,795	0.1
11,400		M3, Inc.	453,358	0.2
1,500		Mani, Inc.	67,372	0.0

See Accompanying Notes to Financial Statements

37

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
600	(2)	Medical Data Vision Co. Ltd.	8,543	0.0
10,900		Medipal Holdings Corp.	218,951	0.1
1,700		Menicon Co. Ltd.	45,503	0.0
3,200		Miraca Holdings, Inc.	95,185	0.0
13,500		Mitsubishi Tanabe Pharma Corp.	233,079	0.1
700		Mochida Pharmaceutical Co., Ltd.	50,953	0.0
700		N Field Co. Ltd.	11,032	0.0
1,800		Nagaileben Co., Ltd.	45,726	0.0
2,600		NichiiGakkan Co., Ltd.	29,469	0.0
3,450		Nichi-iko Pharmaceutical Co., Ltd.	50,848	0.0
4,800		Nihon Kohden Corp.	133,572	0.1
4,200		Nikkiso Co., Ltd.	42,525	0.0
400		Nippon Chemiphar Co., Ltd.	16,878	0.0
3,000		Nippon Shinyaku Co., Ltd.	186,174	0.1
8,000		Nipro Corp.	92,303	0.0
1,400		Nissui Pharmaceutical Co., Ltd.	17,886	0.0
16,700		Olympus Corp.	624,708	0.3
26,500		Ono Pharmaceutical Co., Ltd.	620,387	0.3
23,200		Otsuka Holdings Co. Ltd.	1,122,247	0.4
1,300		Paramount Bed Holdings Co. Ltd.	55,712	0.0
5,200	(2)	PeptiDream, Inc.	216,044	0.1
6,200		Rohto Pharmaceutical Co., Ltd.	198,654	0.1
21,200		Santen Pharmaceutical Co., Ltd.	368,804	0.2
2,300		Sawai Pharmaceutical Co., Ltd.	104,597	0.1
2,300		Seikagaku Corp.	30,843	0.0
1,700	(2)	Shin Nippon Biomedical Laboratories Ltd.	7,642	0.0
15,700		Shionogi & Co., Ltd.	805,628	0.3
2,400		Ship Healthcare Holdings, Inc.	90,439	0.0
5,030		Suzuken Co., Ltd.	212,716	0.1
8,800		Sysmex Corp.	819,937	0.3
1,000		Taiko Pharmaceutical Co. Ltd.	19,338	0.0
2,500		Taisho Pharmaceutical Holdings Co. Ltd.	292,459	0.1
3,100		Takara Bio, Inc.	64,682	0.0
41,200		Takeda Pharmaceutical Co., Ltd.	1,733,206	0.7
17,300		Terumo Corp.	990,389	0.4
3,200		Toho Holdings Co., Ltd.	78,009	0.0
1,400		Tokai Corp./Gifu	30,136	0.0
800		Torii Pharmaceutical Co., Ltd.	19,428	0.0
600		Towa Pharmaceutical Co., Ltd.	32,098	0.0
3,500		Tsukui Corp.	31,568	0.0
4,000		Tsumura & Co.	129,163	0.1
2,400		Vital KSK Holdings, Inc.	25,000	0.0
2,600		ZERIA Pharmaceutical Co., Ltd.	56,188	0.0
			18,129,221	7.0

		Industrials: 21.7%
1,900		Advan Co., Ltd.	16,566	0.0
1,400		Aeon Delight Co., Ltd.	47,575	0.0
3,200		Aica Kogyo Co., Ltd.	112,188	0.1
2,900		Aichi Corp.	16,969	0.0
3,300		Aida Engineering Ltd.	32,009	0.0
1,600		Alconix Corp.	22,970	0.0
20,500		ANA Holdings, Inc.	752,200	0.3
16,800		Amada Holdings Co., Ltd.	161,236	0.1
3,000		Anest Iwata Corp.	32,296	0.0
3,700		Asahi Diamond Industrial Co., Ltd.	26,084	0.0
11,200		Asahi Glass Co., Ltd.	435,636	0.2
420		Asahi Kogyosha Co., Ltd.	13,301	0.0
7,000		Asanuma Corp.	24,982	0.0
400		Asunaro Aoki Construction Co., Ltd.	3,381	0.0
2,400		Bando Chemical Industries Ltd.	26,443	0.0
2,000		Bell System24 Holdings, Inc.	34,816	0.0
3,300		Bunka Shutter Co., Ltd.	27,966	0.0
2,200		Central Glass Co., Ltd.	46,134	0.0
10,000		Central Japan Railway Co.	2,070,293	0.8
600		Central Security Patrols Co., Ltd.	27,987	0.0
8,400		Chiyoda Corp.	72,834	0.0
700		Chiyoda Integre Co., Ltd.	15,316	0.0
1,500		Chudenko Corp.	37,407	0.0
700		Chugai Ro Co., Ltd.	17,698	0.0
3,300		CKD Corp.	54,116	0.0
4,400		COMSYS Holdings Corp.	116,455	0.1
2,000		Cosel Co., Ltd.	25,251	0.0
1,500		CTI Engineering Co., Ltd.	20,098	0.0
14,200		Dai Nippon Printing Co., Ltd.	317,323	0.1
900		Dai-Dan Co., Ltd.	18,609	0.0
5,800		Daifuku Co., Ltd.	253,412	0.1
7,000		Daihen Corp.	42,077	0.0
6,000		Daiho Corp.	35,654	0.0
800		Daiichi Jitsugyo Co., Ltd.	23,440	0.0
15,300		Daikin Industries Ltd.	1,828,550	0.7
1,800		Daiseki Co., Ltd.	52,773	0.0
1,900		Daiwa Industries Ltd.	22,036	0.0
1,200		Denyo Co., Ltd.	18,583	0.0
6,400		DMG Mori Co. Ltd.	88,480	0.1
3,000		Duskin Co., Ltd.	74,772	0.0
20,000		East Japan Railway Co.	1,915,308	0.8
4,700		Ebara Corp.	145,823	0.1
700		Ebara Jitsugyo Co. Ltd.	14,686	0.0
700		Endo Lighting Corp.	5,558	0.0
1,500	(1)	Escrow Agent Japan Co. Ltd.	5,966	0.0
10,600		Fanuc Ltd.	2,101,045	0.8
14,300		Fudo Tetra Corp.	26,689	0.0

See Accompanying Notes to Financial Statements

38

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
34,000		Fuji Electric Holdings Co., Ltd.	258,268	0.1
3,400		Fuji Machine Manufacturing Co., Ltd.	60,863	0.0
13,500		Fujikura Ltd.	85,756	0.1
3,500		Fujitec Co., Ltd.	43,073	0.0
500		Fukuda Corp.	30,103	0.0
700		Fukushima Industries Corp.	32,060	0.0
1,400		Fukuyama Transporting Co., Ltd.	71,466	0.0
1,100		Fullcast Co., Ltd.	28,020	0.0
2,310		Funai Soken Holdings, Inc.	51,388	0.0
1,900		Furukawa Co., Ltd.	28,113	0.0
3,700		Furukawa Electric Co., Ltd.	129,090	0.1
1,800		Futaba Corp.	31,482	0.0
1,000		Gakujo Co., Ltd.	13,679	0.0
1,100		Gecoss Corp.	10,571	0.0
3,200		Glory Ltd.	89,411	0.1
20,000		GS Yuasa Corp.	91,063	0.1
900		Hamakyorex Co., Ltd.	26,366	0.0
13,900		Hankyu Hanshin Holdings, Inc.	558,350	0.2
2,000		Hanwa Co., Ltd.	76,138	0.0
9,900		Hazama Ando Corp.	89,985	0.1
1,800		Hibiya Engineering Ltd.	35,793	0.0
15,900		Hino Motors Ltd.	169,546	0.1
400	(1)	Hirata Corp.	28,625	0.0
2,700		Hisaka Works Ltd.	25,533	0.0
5,300		Hitachi Construction Machinery Co., Ltd.	171,826	0.1
2,300		Hitachi Transport System Ltd.	58,856	0.0
9,100		Hitachi Zosen Corp.	42,822	0.0
2,100		Hokuetsu Industries Co. Ltd.	20,394	0.0
3,500		Hoshizaki Corp.	353,719	0.2
500		Hosokawa Micron Corp.	30,997	0.0
1,100	(1)	Howa Machinery Ltd.	9,379	0.0
2,200		Ichinen Holdings Co., Ltd.	27,324	0.0
1,500		Idec Corp.	35,049	0.0
8,600		IHI Corp.	299,142	0.1
6,700		Iino Kaiun Kaisha Ltd.	30,371	0.0
1,300		Inaba Denki Sangyo Co., Ltd.	53,047	0.0
1,200		Inaba Seisakusho Co., Ltd.	15,633	0.0
2,600		Inabata & Co., Ltd.	36,063	0.0
1,330		Inui Global Logistics Co. Ltd.	13,602	0.0
1,500		Iseki & Co., Ltd.	26,730	0.0
400	(2)	Ishikawa Seisakusho Ltd.	6,608	0.0
80,600		Itochu Corp.	1,457,718	0.6
4,000		Itoki Corp.	23,264	0.0
600		Iwasaki Electric Co., Ltd.	8,681	0.0
2,200		Iwatani Corp.	76,532	0.0
700		JAC Recruitment Co. Ltd.	15,075	0.0
19,600		Japan Airlines Co. Ltd.	694,449	0.3
3,300		Japan Airport Terminal Co., Ltd.	154,332	0.1
700		Japan Pulp & Paper Co., Ltd.	31,814	0.0
3,700		Japan Steel Works Ltd.	93,143	0.1
4,000		Japan Transcity Corp.	19,472	0.0
10,900		JGC Corp.	219,254	0.1
1,300		JK Holdings Co., Ltd.	9,997	0.0
16,270		LIXIL Group Corp.	325,164	0.1
11,800		JTEKT Corp.	160,167	0.1
1,400		Juki Corp.	14,070	0.0
55,000		Kajima Corp.	424,966	0.2
6,300		Kamigumi Co., Ltd.	130,762	0.1
1,500		Kanaden Corp.	18,640	0.0
400		Kanagawa Chuo Kotsu Co., Ltd.	13,451	0.0
1,600		Kanamoto Co., Ltd.	50,518	0.0
4,500		Kandenko Co., Ltd.	49,308	0.0
4,800		Kanematsu Corp.	69,231	0.0
1,600		Katakura Industries Co., Ltd.	18,765	0.0
700		Kato Works Co., Ltd.	17,537	0.0
300		Kawada Technologies, Inc.	19,370	0.0
8,800		Kawasaki Heavy Industries Ltd.	258,814	0.1
4,900	(1),(2)	Kawasaki Kisen Kaisha Ltd.	90,459	0.1
4,500		Keihan Holdings Co., Ltd.	161,342	0.1
15,600		Keikyu Corp.	255,519	0.1
6,200		Keio Corp.	299,586	0.1
7,800		Keisei Electric Railway Co., Ltd.	267,557	0.1
2,200		Kimura Chemical Plants Co., Ltd.	8,177	0.0
900		Kimura Unity Co., Ltd.	9,161	0.0
7,700		Kinden Corp.	125,583	0.1
2,000	(1)	King Jim Co., Ltd.	19,765	0.0
10,400		Kintetsu Group Holdings Co., Ltd.	424,064	0.2
2,100		Kintetsu World Express, Inc.	43,282	0.0
1,000		Kitagawa Corp.	23,561	0.0
4,000		Kitano Construction Corp.	16,602	0.0
1,000		Kito Corp.	19,184	0.0
5,000		Kitz Corp.	40,937	0.0
400	(2)	Kobe Electric Railway Co. Ltd.	14,427	0.0
5,500		Kokuyo Co., Ltd.	97,559	0.1
395		Komaihal Tec, Inc.	8,044	0.0
54,100		Komatsu Ltd.	1,540,150	0.6
900		Komatsu Wall Industry Co., Ltd.	16,603	0.0
3,200		Komori Corp.	37,184	0.0
1,800		Konoike Transport Co. Ltd.	27,136	0.0
400		KRS Corp.	9,983	0.0
59,900		Kubota Corp.	940,127	0.4
1,900		Kumagai Gumi Co., Ltd.	66,607	0.0
6,000		Kurita Water Industries, Ltd.	170,894	0.1
500		Kyodo Printing Co., Ltd.	12,939	0.0
2,100		Kyokuto Kaihatsu Kogyo Co., Ltd.	32,041	0.0
4,500		Kyowa Exeo Corp.	117,761	0.1
2,500		Kyudenko Corp.	120,475	0.1
8,700		Kyushu Railway Co.	266,007	0.1

See Accompanying Notes to Financial Statements

39

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
1,900		Link And Motivation, Inc.	22,837	0.0
3,100		Mabuchi Motor Co., Ltd.	147,135	0.1
9,000		Maeda Corp.	103,152	0.1
1,800		Maeda Kosen Co. Ltd	30,875	0.0
4,000		Maeda Road Construction Co., Ltd.	75,932	0.0
1,600		Maezawa Kasei Industries Co., Ltd.	17,929	0.0
600		Maezawa Kyuso Industries Co., Ltd.	10,547	0.0
6,000		Makino Milling Machine Co., Ltd.	46,544	0.0
14,600		Makita Corp.	653,102	0.3
89,600		Marubeni Corp.	682,159	0.3
700		Maruka Machinery Co. Ltd.	12,102	0.0
600		Maruwa Unyu Kikan Co. Ltd.	21,932	0.0
4,000		Maruzen Showa Unyu Co., Ltd.	18,266	0.0
1,100		Matsuda Sangyo Co., Ltd.	16,200	0.0
2,600		Matsui Construction Co., Ltd.	22,321	0.0
2,000		Max Co., Ltd.	25,288	0.0
10,000		Meidensha Corp.	36,022	0.0
2,800		Meisei Industrial Co. Ltd.	20,329	0.0
1,400		Meitec Corp.	67,104	0.0
2,400		Meiwa Corp.	10,366	0.0
20,858		Minebea Co., Ltd.	351,494	0.2
4,110	(1)	Mirait Holdings Corp.	63,560	0.0
12,900		Misumi Group, Inc.	375,323	0.2
77,100		Mitsubishi Corp.	2,137,911	0.8
111,700		Mitsubishi Electric Corp.	1,482,026	0.6
18,600		Mitsubishi Heavy Industries Ltd.	676,135	0.3
3,500		Mitsubishi Logistics Corp.	75,473	0.0
900		Mitsubishi Kakoki Kaisha Ltd.	16,183	0.0
2,000		Mitsubishi Pencil Co., Ltd.	41,462	0.0
3,000		Mitsuboshi Belting Co., Ltd.	37,646	0.0
93,000		Mitsui & Co., Ltd.	1,548,663	0.6
4,000	(2)	Mitsui E&S Holdings Co. Ltd	52,366	0.0
900		Mitsui Matsushima Co., Ltd.	13,421	0.0
6,700		Mitsui OSK Lines Ltd.	161,124	0.1
10,000	(2)	Mitsui-Soko Holdings Co. Ltd.	31,084	0.0
4,900		Miura Co., Ltd.	118,898	0.1
600		Miyaji Engineering Group, Inc.	11,294	0.0
4,000		MonotaRO Co. Ltd.	176,703	0.1
1,900		Morita Holdings Corp.	38,312	0.0
2,000		Relia, Inc.	28,518	0.0
6,200		Nabtesco Corp.	190,494	0.1
1,900		NAC Co., Ltd.	16,296	0.0
1,100		Nachi-Fujikoshi Corp.	49,070	0.0
5,900		Nagase & Co., Ltd.	92,073	0.1
8,200		Nagoya Railroad Co., Ltd.	211,517	0.1
2,000		Nakabayashi Co. Ltd.	12,611	0.0
3,544		Namura Shipbuilding Co., Ltd.	14,956	0.0
5,000		Nankai Electric Railway Co., Ltd.	138,695	0.1
13,500		NGK Insulators Ltd.	239,869	0.1
6,000		Nichias Corp.	75,032	0.0
900		Nichiden Corp.	17,329	0.0
1,800		Nichiha Corp.	67,952	0.0
2,200		Nichireki Co., Ltd.	23,805	0.0
13,514		Nidec Corp.	2,021,555	0.8
7,600		Nihon M&A Center, Inc.	220,191	0.1
200		Nihon Trim Co., Ltd.	8,610	0.0
800		Nikko Co. Ltd./Hyogo	17,971	0.0
3,000		Nippo Corp.	54,601	0.0
600		Nippon Carbon Co., Ltd.	33,532	0.0
1,800		Nippon Densetsu Kogyo Co., Ltd.	39,580	0.0
4,100		Nippon Express Co., Ltd.	297,096	0.1
2,100		Nippon Hume Corp.	16,847	0.0
1,400		Nippon Kanzai Co., Ltd.	27,768	0.0
900		Nippon Koei Co. Ltd.	22,287	0.0
3,900		Nippon Holdings Co., Ltd.	102,267	0.1
19,500		Nippon Parking Development Co. Ltd.	33,415	0.0
400		Nippon Road Co., Ltd.	20,549	0.0
400		Nippon Seisen Co., Ltd.	15,265	0.0
4,000	(2)	Nippon Sharyo Ltd.	10,096	0.0
5,900		Nippon Sheet Glass Co., Ltd.	56,592	0.0
828		Nippon Steel & Sumikin Bussan Corp.	41,041	0.0
3,900		Nippon Thompson Co., Ltd.	30,528	0.0
8,888		Nippon Yusen KK	176,087	0.1
1,000		Mitsubishi Logisnext Co., Ltd.	11,416	0.0
2,800		Nishimatsu Construction Co., Ltd.	80,245	0.0
3,100	(1)	Nishi-Nippon Railroad Co., Ltd.	84,306	0.0
1,000		Nishio Rent All Co., Ltd.	32,044	0.0
400		Nissei ASB Machine Co. Ltd	20,787	0.0
1,300		Nissei Plastic Industrial Co., Ltd.	14,721	0.0
6,580		Nisshinbo Holdings, Inc.	70,529	0.0
1,100		Nissin Corp.	25,488	0.0
2,300		Nissin Electric Co., Ltd.	21,149	0.0
1,100		Nitta Corp.	43,110	0.0
1,600		Nitto Boseki Co., Ltd.	38,234	0.0
2,100		Nitto Kogyo Corp.	41,960	0.0
700		Nitto Kohki Co., Ltd.	16,371	0.0
1,100		Nittoc Construction Co. Ltd.	6,707	0.0
2,700		Nomura Co., Ltd.	59,542	0.0
700		Noritake Co., Ltd.	38,736	0.0
2,400		Noritz Corp.	39,065	0.0
700		NS United Kaiun Kaisha Ltd.	13,569	0.0
23,000		NSK Ltd.	236,736	0.1
26,000		NTN Corp.	106,415	0.1
700		Obara Corp.	39,859	0.0
37,300		Obayashi Corp.	387,302	0.2
16,400		Odakyu Electric Railway Co., Ltd.	351,713	0.2

See Accompanying Notes to Financial Statements

40

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
1,580		Oiles Corp.	30,027	0.0
2,700		Okabe Co., Ltd.	23,461	0.0
4,100		Okamura Corp.	60,204	0.0
1,300		Okuma Corp.	68,547	0.0
2,000		Okumura Corp.	65,101	0.0
1,300		Onoken Co., Ltd.	21,909	0.0
600		Organo Corp.	17,109	0.0
600		Origin Electric Co. Ltd.	11,875	0.0
5,100		OSG Corp.	104,900	0.1
5,950		OSJB Holdings Corp.	15,006	0.0
3,500		Outsourcing, Inc.	64,745	0.0
1,700		Oyo Corp.	21,624	0.0
6,300		Park24 Co., Ltd.	171,332	0.1
600		Pasona Group, Inc.	9,735	0.0
1,400		Pegasus Sewing Machine Manufacturing Co., Ltd.	14,227	0.0
15,200		Penta-Ocean Construction Co., Ltd.	101,614	0.1
10,100		Persol Holdings Co. Ltd	224,931	0.1
2,000		Pilot Corp.	111,264	0.1
2,600		Prestige International, Inc.	34,818	0.0
1,900		Pronexus, Inc.	22,675	0.0
3,400		PS Mitsubishi Construction Co., Ltd.	19,169	0.0
3,100		Raito Kogyo Co., Ltd.	32,358	0.0
82,700		Recruit Holdings Co. Ltd.	2,284,063	0.9
1,200		Rheon Automatic Machinery Co., Ltd.	20,850	0.0
1,400		Ryobi Ltd.	46,024	0.0
300		Sakai Heavy Industries Ltd.	9,612	0.0
600		Sakai Moving Service Co., Ltd.	29,759	0.0
3,800	(2)	Sanix, Inc.	10,505	0.0
3,100		Sanki Engineering Co., Ltd.	30,287	0.0
1,800		Sankyo Tateyama, Inc.	22,451	0.0
2,800		Sankyu, Inc.	146,955	0.1
10,700		Sanwa Holdings Corp.	113,072	0.1
600		Sanyo Denki Co. Ltd.	42,542	0.0
1,700		Sato Holding Corp.	50,782	0.0
1,300		Sato Shoji Corp.	15,065	0.0
1,600		SBS Holdings, Inc.	17,543	0.0
11,300		Secom Co., Ltd.	866,528	0.4
400		Seibu Electric Industry Co., Ltd.	13,387	0.0
14,300		Seibu Holdings, Inc.	240,808	0.1
2,500	(2)	Seikitokyu Kogyo Co., Ltd.	16,313	0.0
8,000		Seino Holdings Co. Ltd	141,561	0.1
1,500		Sekisui Jushi Corp.	31,427	0.0
6,700		Senko Group Holdings Co., Ltd.	52,917	0.0
10,100		SG Holdings Co. Ltd.	220,956	0.1
1,200		Shibusawa Warehouse Co., Ltd.	18,697	0.0
1,100		Shibuya Corp.	33,650	0.0
1,400		Shima Seiki Manufacturing Ltd.	66,722	0.0
38,000		Shimizu Corp.	393,302	0.2
1,100		Shin Nippon Air Technologies Co. Ltd.	16,572	0.0
400		Shin-Keisei Electric Railway Co., Ltd.	7,905	0.0
5,200		Shinmaywa Industries Ltd.	60,997	0.0
2,000		Shinnihon Corp.	23,048	0.0
500		Shinsho Corp.	13,156	0.0
1,200		Shinwa Co., Ltd./Nagoya	25,949	0.0
1,200		SHO-BOND Holdings Co., Ltd.	83,375	0.0
7,000		Sinfonia Technology Co. Ltd.	24,812	0.0
2,800		Sintokogio Ltd.	24,785	0.0
3,500		SMC Corp.	1,281,318	0.5
2,000		Soda Nikka Co., Ltd.	13,252	0.0
2,800		Sodick Co., Ltd.	25,475	0.0
4,300		Sohgo Security Services Co., Ltd.	202,305	0.1
64,700		Sojitz Corp.	234,319	0.1
3,400		Sotetsu Holdings, Inc.	103,973	0.1
2,000		Star Micronics Co., Ltd.	30,923	0.0
800		Sugimoto & Co., Ltd.	13,558	0.0
8,600	(1)	Sumiseki Holdings, Inc.	11,460	0.0
69,100		Sumitomo Corp.	1,133,228	0.5
1,400		Sumitomo Densetsu Co., Ltd.	25,040	0.0
6,340		Sumitomo Heavy Industries	213,614	0.1
9,540		Sumitomo Mitsui Construction Co., Ltd.	66,316	0.0
4,000		Sumitomo Precision Products Co. Ltd.	13,194	0.0
7,000		Sumitomo Warehouse Co., Ltd./The	42,413	0.0
2,400		SWCC Showa Holdings Co., Ltd.	15,537	0.0
5,500		Tadano Ltd.	67,453	0.0
1,000		Taihei Dengyo Kaisha Ltd.	25,288	0.0
1,400		Taiheiyo Kouhatsu, Inc.	12,322	0.0
1,600		Taikisha Ltd.	48,494	0.0
12,500		Taisei Corp.	688,368	0.3
700		Takamatsu Construction Group Co., Ltd.	20,989	0.0
1,000		Takaoka Toko Co. Ltd.	17,689	0.0
1,200		Takara Printing Co., Ltd.	19,859	0.0
1,600		Takara Standard Co., Ltd.	26,640	0.0
3,400		Takasago Thermal Engineering Co., Ltd.	63,042	0.0
2,000		Takeei Corp.	21,636	0.0
2,100		Takeuchi Manufacturing Co. Ltd.	44,090	0.0
700		Takisawa Machine Tool Co., Ltd.	11,092	0.0
4,100		Takuma Co., Ltd.	49,859	0.0
2,500		Tanseisha Co., Ltd.	31,604	0.0
2,600		Tatsuta Electric Wire and Cable Co., Ltd.	13,187	0.0
2,100		TechnoPro Holdings, Inc.	128,950	0.1
1,200		Teikoku Electric Manufacturing Co., Ltd.	14,646	0.0
1,400		Teikoku Sen-I Co., Ltd.	29,231	0.0
1,100		Tekken Corp.	30,287	0.0
7,100		THK Co., Ltd.	202,717	0.1
1,100		Toa Corp.	28,256	0.0
400		TOA Road Corp.	13,664	0.0
18,000		Tobishima Corp.	31,465	0.0

See Accompanying Notes to Financial Statements

41

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
11,700		Tobu Railway Co., Ltd.	357,576	0.2
3,500		Tocalo Co., Ltd.	36,507	0.0
14,000		Toda Corp.	121,578	0.1
400		Toenec Corp.	11,996	0.0
5,800		TOKAI Holdings Corp.	55,991	0.0
2,000		Tokyo Energy & Systems, Inc.	22,937	0.0
600		Tokyo Keiki, Inc.	6,726	0.0
2,500		Tokyo Sangyo Co. Ltd.	13,878	0.0
4,990		Tokyu Construction Co., Ltd.	48,411	0.0
30,000		Tokyu Corp.	516,245	0.2
4,700		Toli Corp.	14,060	0.0
1,900		Tomoe Corp.	7,872	0.0
2,000		Toppan Forms Co., Ltd.	20,221	0.0
30,000		Toppan Printing Co., Ltd.	234,692	0.1
2,200		Torishima Pump Manufacturing Co., Ltd.	20,588	0.0
7,000		Toshiba Machine Co., Ltd.	33,327	0.0
2,400		Toshiba Plant Systems & Services Corp.	54,838	0.0
1,000		Tosho Printing Co., Ltd.	8,932	0.0
1,600		Totetsu Kogyo Co., Ltd.	50,923	0.0
8,600		Toto Ltd.	398,057	0.2
5,100		Toyo Construction Co., Ltd.	22,609	0.0
2,200	(1),(2)	Toyo Engineering Corp.	15,052	0.0
5,000		Toyo Logistics Co., Ltd.	16,116	0.0
800		Toyo Tanso Co., Ltd.	23,384	0.0
600		Toyo Wharf & Warehouse Co., Ltd.	9,241	0.0
12,200		Toyota Tsusho Corp.	407,684	0.2
200		Trancom Co. Ltd.	13,735	0.0
2,400		Trusco Nakayama Corp.	59,882	0.0
500		Trust Tech, Inc.	17,544	0.0
800		Tsubaki Nakashima Co. Ltd.	18,826	0.0
6,000		Tsubakimoto Chain Co.	47,586	0.0
400		Tsubakimoto Kogyo Co., Ltd.	13,881	0.0
3,000		Tsugami Corp.	26,520	0.0
2,300		Tsukishima Kikai Co., Ltd.	32,751	0.0
1,300		Tsurumi Manufacturing Co., Ltd.	21,847	0.0
800		Uchida Yoko Co., Ltd.	27,784	0.0
410		Ueki Corp.	9,817	0.0
500		Union Tool Co.	15,605	0.0
6,200		Ushio, Inc.	78,738	0.0
700		Wakachiku Construction Co., Ltd.	10,369	0.0
2,600		Wakita & Co. Ltd.	27,254	0.0
700		Weathernews, Inc.	21,239	0.0
10,000		West Japan Railway Co.	736,244	0.3
2,800		Yahagi Construction Co., Ltd.	22,354	0.0
2,500		Yamabiko Corp.	29,939	0.0
1,500	(1)	Yamashin-Filter Corp.	14,560	0.0
18,600		Yamato Holdings Co., Ltd.	547,447	0.2
4,300		Yamazen Corp.	41,045	0.0
2,100		Yasuda Logistics Corp.	17,052	0.0
2,100		Yokogawa Bridge Holdings Corp.	49,733	0.0
1,100		Yuasa Trading Co., Ltd.	35,030	0.0
400		Yuken Kogyo Co., Ltd.	9,093	0.0
1,400		Yushin Precision Equipment Co., Ltd.	16,217	0.0
			55,909,118	21.7

		Information Technology: 11.8%
1,500		A&D Co., Ltd.	13,891	0.0
6,400		Advantest Corp.	132,755	0.1
2,000		Ai Holdings Corp.	43,294	0.0
400		Aichi Tokei Denki Co., Ltd.	15,225	0.0
1,200		Aiphone Co., Ltd.	18,687	0.0
200		Akatsuki, Inc.	7,525	0.0
680		Alpha Systems, Inc.	14,098	0.0
9,800		Alps Electric Co., Ltd.	251,687	0.1
3,600		Amano Corp.	85,038	0.1
8,400		Anritsu Corp.	115,007	0.1
800		Argo Graphics, Inc.	25,807	0.0
2,300		Arisawa Manufacturing Co., Ltd.	23,189	0.0
3,000		Asahi Net, Inc.	14,128	0.0
1,200		Ateam, Inc.	25,547	0.0
6,800		Broadleaf Co. Ltd.	41,087	0.0
13,700		Brother Industries Ltd.	269,905	0.1
2,200		CAC Holdings Corp.	21,527	0.0
1,000		Canon Electronics, Inc.	20,127	0.0
59,866	(1)	Canon, Inc.	1,963,099	0.8
4,900		Capcom Co., Ltd.	120,490	0.1
1,900		Computer Institute of Japan Ltd.	11,729	0.0
13,400		Citizen Watch Co., Ltd.	87,868	0.1
2,700		CMK Corp.	17,170	0.0
3,500		COLOPL, Inc.	23,672	0.0
600		Computer Engineering & Consulting Ltd.	22,090	0.0
4,300		Cookpad, Inc.	19,800	0.0
1,400		Cybernet Systems Co., Ltd.	10,624	0.0
3,600		Cybozu, Inc.	17,482	0.0
800		Dai-ichi Seiko Co. Ltd	12,929	0.0
2,200		Screen Holdings Co. Ltd.	154,075	0.1
500		Daiwabo Holdings Co., Ltd.	26,577	0.0
5,800		Dena Co., Ltd.	108,609	0.1
800		Denki Kogyo Co., Ltd.	25,710	0.0
3,500		Dexerials Corp.	34,844	0.0
600		Digital Arts, Inc.	32,426	0.0
2,100		Digital Garage, Inc.	81,354	0.0
1,700		Dip Corp.	43,605	0.0
1,500		Disco Corp.	255,365	0.1
1,200		DTS Corp.	44,518	0.0
700		E-Guardian, Inc.	18,165	0.0
1,100		Eizo Corp.	47,718	0.0
1,100		Elecom Co. Ltd.	25,689	0.0
500		Enplas Corp.	13,913	0.0
1,200		ESPEC Corp.	23,470	0.0
600		Excel Co., Ltd.	14,680	0.0
4,500		F N Communications, Inc.	30,346	0.0
899		Faith, Inc.	11,671	0.0
800		Fixstars Corp.	10,529	0.0
1,700		Fuji Soft, Inc.	71,658	0.0
23,200		Fuji Film Holdings Corp.	904,862	0.4
115,000		Fujitsu Ltd.	695,924	0.3
2,700		Furuno Electric Co., Ltd.	21,191	0.0
4,200		GMO internet, Inc.	99,644	0.1

See Accompanying Notes to Financial Statements

42

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
800		GMO Payment Gateway, Inc.	92,104	0.1
2,200		Gurunavi, Inc.	18,011	0.0
6,400	(2)	Gree, Inc.	34,229	0.0
2,000	(2)	Gumi, Inc.	13,125	0.0
30,900		GungHo Online Entertainment, Inc.	78,509	0.0
8,200		Hamamatsu Photonics KK	352,005	0.2
1,200		Hearts United Group Co. Ltd.	16,986	0.0
800		Hioki EE Corp.	33,536	0.0
1,863		Hirose Electric Co., Ltd.	230,406	0.1
3,900		Hitachi High-Technologies Corp.	158,653	0.1
268,146		Hitachi Ltd.	1,889,084	0.7
2,200		Maxell Holdings, Ltd.	37,019	0.0
1,300		Hochiki Corp.	25,938	0.0
1,000		Hokuriku Electric Industry Co., Ltd.	11,148	0.0
2,300		Horiba Ltd.	160,773	0.1
3,400		Hosiden Corp.	28,498	0.0
6,900		Ibiden Co., Ltd.	110,252	0.1
800		Icom, Inc.	19,523	0.0
3,100		Ines Corp.	29,653	0.0
1,430		I-Net Corp.	22,879	0.0
5,700	(1)	Infomart Corp.	75,574	0.0
1,400		Innotech Corp.	17,899	0.0
1,900		Internet Initiative Japan, Inc.	38,138	0.0
1,000		Iriso Electronics Co. Ltd.	60,326	0.0
700		Information Services International-Dentsu Ltd.	21,053	0.0
3,200	(1)	Istyle, Inc.	35,114	0.0
3,700		TIS, Inc.	170,035	0.1
1,900		Itfor, Inc.	22,195	0.0
5,200		Itochu Techno-Solutions Corp.	89,699	0.1
3,000		Japan Aviation Electronics Industry Ltd.	47,189	0.0
1,500		Japan Cash Machine Co., Ltd.	16,748	0.0
27,200	(2)	Japan Display, Inc.	35,321	0.0
3,000		Japan Material Co. Ltd.	46,288	0.0
1,700		Jastec Co., Ltd.	18,028	0.0
1,100		JBCC Holdings, Inc.	11,677	0.0
1,900		Justsystems Corp.	39,015	0.0
1,200		Kaga Electronics Co., Ltd.	28,427	0.0
8,300		Kakaku.com, Inc.	186,899	0.1
900		Kanematsu Electronics Ltd.	32,941	0.0
5,500		Keyence Corp.	3,102,080	1.2
2,400		KLab, Inc.	31,804	0.0
1,600		Koa Corp.	40,063	0.0
4,623		Konami Holdings Corp.	234,902	0.1
26,100		Konica Minolta, Inc.	242,060	0.1
18,400		Kyocera Corp.	1,034,778	0.4
2,400		Lasertec Corp.	67,247	0.0
3,500	(2)	LINE Corp.	144,505	0.1
2,400		Macnica Fuji Electronics Holdings, Inc.	40,241	0.0
1,700		Mamezou Holdings Co. Ltd.	14,825	0.0
2,000		Marubun Corp.	14,974	0.0
400		Maruwa Co., Ltd./Aichi	31,973	0.0
2,600		Marvelous, Inc.	21,397	0.0
1,000	(1)	Megachips Corp.	26,585	0.0
600		Melco Holdings, Inc.	22,222	0.0
2,300		Micronics Japan Co. Ltd.	20,423	0.0
1,400		Mimasu Semiconductor Industry Co., Ltd.	22,486	0.0
800		Miroku Jyoho Service Co. Ltd.	20,106	0.0
1,600	(1)	Mitsui High-Tec, Inc.	20,278	0.0
11,755		Murata Manufacturing Co., Ltd.	1,973,387	0.8
1,600		Nagano Keiki Co., Ltd.	17,588	0.0
14,300		NEC Corp.	391,875	0.2
1,300		NEC Networks & System Integration Corp.	29,219	0.0
4,800		Net One systems Co., Ltd.	82,405	0.0
25,000	(2)	Nexon Co. Ltd.	362,734	0.2
500		Nexyz Group Corp.	7,657	0.0
3,800		Nichicon Corp.	47,762	0.0
2,000		Nihon Dempa Kogyo Co., Ltd.	9,628	0.0
3,300		Nihon Unisys Ltd.	82,757	0.0
6,900		Nintendo Co., Ltd.	2,252,361	0.9
1,400		Nippon Ceramic Co., Ltd.	36,412	0.0
1,000		Nippon Chemi-Con Corp.	38,875	0.0
4,900		Nippon Electric Glass Co., Ltd.	135,827	0.1
3,800		Nippon Signal Company Ltd.	36,796	0.0
2,400		Nissha Co., Ltd.	49,391	0.0
1,400		Nohmi Bosai Ltd.	29,900	0.0
7,032		Nomura Research Institute Ltd.	340,217	0.1
1,400	(1)	Noritsu Koki Co., Ltd.	24,014	0.0
1,800		NS Solutions Corp.	45,273	0.0
2,150		NSD CO., Ltd.	48,943	0.0
34,600		NTT Data Corp.	398,002	0.2
600		OBIC Business Consultants Co., Ltd.	42,546	0.0
3,500		Obic Co., Ltd.	289,158	0.1
4,800		Oki Electric Industry Ltd.	53,647	0.0
12,000		Omron Corp.	559,006	0.2
2,000		Optex Group Co., Ltd.	55,795	0.0
700		Optorun Co. Ltd.	26,767	0.0
1,800		Oracle Corp. Japan	146,709	0.1
3,200		Osaki Electric Co., Ltd.	24,529	0.0
6,700		Otsuka Corp.	262,287	0.1
1,200		Poletowin Pitcrew Holdings, Inc.	25,864	0.0
5,900	(2)	Renesas Electronics Corp.	57,677	0.0
33,700		Ricoh Co., Ltd.	308,616	0.1
1,100		Riso Kagaku Corp.	23,208	0.0
5,100		Rohm Co., Ltd.	426,179	0.2
1,000		Roland DG Corp.	21,964	0.0
600		Rorze Corp.	11,582	0.0
1,400		Ryosan Co., Ltd.	51,231	0.0
1,500		Ryoyo Electro Corp.	24,225	0.0
2,000		Sakura Internet, Inc.	14,708	0.0
7,000		Sanken Electric Co., Ltd.	37,029	0.0

See Accompanying Notes to Financial Statements

43

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
1,400		Sanshin Electronics Co., Ltd.	24,291	0.0
1,400		Satori Electric Co., Ltd.	12,854	0.0
700		Saxa Holdings, Inc.	15,382	0.0
16,700		Seiko Epson Corp.	289,936	0.1
2,000		Shibaura Mechatronics Corp.	6,580	0.0
13,600		Shimadzu Corp.	410,325	0.2
500		Shindengen Electric Manufacturing Co., Ltd.	23,851	0.0
1,500	(2)	Shinkawa Ltd.	11,545	0.0
4,100		Shinko Electric Industries	36,591	0.0
1,400		Shinko Shoji Co., Ltd.	21,912	0.0
1,600	(1)	Siix Corp.	35,015	0.0
4,000		SMK Corp.	13,650	0.0
4,400		SMS Co. Ltd.	80,238	0.0
800		Softbank Technology Corp.	11,180	0.0
1,200	(1)	Sourcenext Corp.	8,987	0.0
5,200		Square Enix Holdings Co., Ltd.	254,967	0.1
900		SRA Holdings	24,826	0.0
10,400		Sumco Corp.	208,878	0.1
1,300		Sumida Corp.	14,590	0.0
2,544		SCSK Corp.	118,125	0.1
4,000		Systena Corp.	40,769	0.0
1,040		Tachibana Eletech Co., Ltd.	19,011	0.0
5,100		Taiyo Yuden Co., Ltd.	142,146	0.1
800		Takachiho Koheki Co. Ltd.	8,569	0.0
5,200		Tamura Corp.	32,886	0.0
5,900		TDK Corp.	600,755	0.3
20,000	(2)	Teac Corp.	7,936	0.0
1,960		Koei Tecmo Holdings Co. Ltd.	38,457	0.0
1,000		TKC Corp.	37,238	0.0
7,500		Tokyo Electron Ltd.	1,287,400	0.5
2,200		Tokyo Seimitsu Co., Ltd.	72,509	0.0
6,200		Topcon Corp.	106,132	0.1
8,000		Toshiba Tec Corp.	48,640	0.0
400		Toukei Computer Co., Ltd.	10,961	0.0
1,100		Towa Corp.	11,054	0.0
3,100		Toyo Corp./Chuo-ku	25,214	0.0
1,200		Transcosmos, Inc.	28,761	0.0
5,400		Trend Micro, Inc.	307,407	0.1
900		UKC Holdings Corp.	18,311	0.0
2,300		Ulvac, Inc.	87,738	0.1
5,000		Uniden Holdings Corp.	14,135	0.0
300		V Technology Co. Ltd.	55,341	0.0
9,300		Wacom Co., Ltd.	52,758	0.0
79,300	(1)	Yahoo! Japan Corp.	262,710	0.1
1,100		Yamaichi Electronics Co., Ltd.	15,004	0.0
3,400		Azbil Corp.	147,939	0.1
13,100		Yaskawa Electric Corp.	461,318	0.2
11,300		Yokogawa Electric Corp.	200,656	0.1
600		Yokowo Co., Ltd.	10,132	0.0
			30,429,226	11.8

		Materials: 6.6%
1,300		Achilles Corp.	25,531	0.0
4,800		ADEKA Corp.	76,863	0.0
600		Aichi Steel Corp.	23,075	0.0
9,400		Air Water, Inc.	172,391	0.1
1,900		Asahi Holdings, Inc.	35,421	0.0
72,900		Asahi Kasei Corp.	924,478	0.4
1,200		Asahi Yukizia Corp.	24,647	0.0
2,700		Asia Pile Holdings Corp.	17,422	0.0
1,800		Carlit Holdings Co. Ltd.	15,299	0.0
800		Chuetsu Pulp & Paper Co., Ltd.	12,305	0.0
3,700		Chugoku Marine Paints Ltd.	36,851	0.0
2,000		Dai Nippon Toryo Co., Ltd.	25,802	0.0
15,600		Daicel Corp.	172,331	0.1
2,000		Daido Steel Co., Ltd.	92,335	0.1
3,000		DKS Co. Ltd.	20,307	0.0
1,100		Daiken Corp.	25,334	0.0
3,000		Daiki Aluminium Industry Co., Ltd.	18,556	0.0
1,000		Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	31,099	0.0
4,700	(1)	Daio Paper Corp.	65,370	0.0
1,200		Osaka Soda Co., Ltd.	34,141	0.0
4,300		Denka Co., Ltd.	143,132	0.1
4,500		DIC Corp.	140,341	0.1
2,700		Dowa Holdings Co., Ltd.	83,128	0.0
1,500		JCU Corp.	34,796	0.0
1,000		FP Corp.	55,230	0.0
2,500		Fuji Seal International, Inc.	88,564	0.0
2,000		Fujikura Kasei Co., Ltd.	11,548	0.0
1,100		Fujimi, Inc.	24,340	0.0
1,000		Fujimori Kogyo Co., Ltd.	32,911	0.0
1,233	(1)	UACJ Corp.	26,574	0.0
800		Fuso Chemical Co. Ltd.	20,596	0.0
700		Godo Steel Ltd.	13,231	0.0
500		Gun-Ei Chemical Industry Co., Ltd.	15,806	0.0
500		Hakudo Co., Ltd.	10,572	0.0
1,800		Harima Chemicals Group, Inc.	13,797	0.0
5,800		Hitachi Chemical Co., Ltd.	116,763	0.1
11,820		Hitachi Metals Ltd.	122,559	0.1
400		Hodogaya Chemical Co., Ltd.	12,022	0.0
5,000		Hokkan Holdings Ltd.	16,826	0.0
6,300		Hokuetsu Kishu Paper Co. Ltd.	32,395	0.0
2,600	(2)	Ishihara Sangyo Kaisha Ltd.	24,433	0.0
500		Japan Pure Chemical Co. Ltd.	11,095	0.0
29,747		JFE Holdings, Inc.	561,853	0.2
800		JSP Corp.	24,123	0.0
11,800		JSR Corp.	200,532	0.1
15,000		Kaneka Corp.	134,335	0.1
12,300		Kansai Paint Co., Ltd.	255,255	0.1
3,200		Kanto Denka Kogyo Co., Ltd.	26,600	0.0
1,800		KH Neochem Co. Ltd.	54,462	0.0
1,900		Kimoto Co., Ltd.	4,938	0.0
2,500		Koatsu Gas Kogyo Co., Ltd.	21,901	0.0
20,200		Kobe Steel Ltd.	184,599	0.1
1,100		Kohsoku Corp.	13,376	0.0
2,100		Konishi Co., Ltd.	33,993	0.0

See Accompanying Notes to Financial Statements

44

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
300		Krosaki Harima Corp.	17,067	0.0
5,539		Kumiai Chemical Industry Co., Ltd.	43,402	0.0
19,400		Kuraray Co., Ltd.	266,816	0.1
1,000		KUREHA Corp.	71,345	0.0
900		Kurimoto Ltd.	15,846	0.0
1,500	(1)	Kyoei Steel Ltd.	28,305	0.0
1,100		Kyowa Leather Cloth Co., Ltd.	10,060	0.0
2,500		Lintec Corp.	72,442	0.0
3,900		Maruichi Steel Tube Ltd.	132,164	0.1
1,100		MEC Co., Ltd./Japan	20,808	0.0
800		Mitani Sekisan Co. Ltd.	18,872	0.0
78,300		Mitsubishi Chemical Holdings Corp.	653,866	0.3
9,600		Mitsubishi Gas Chemical Co., Inc.	216,938	0.1
7,252		Mitsubishi Materials Corp.	198,959	0.1
2,600		Mitsubishi Paper Mills Ltd.	14,797	0.0
100		Mitsubishi Steel Manufacturing Co., Ltd.	1,939	0.0
10,600		Mitsui Chemicals, Inc.	281,734	0.1
3,000		Mitsui Mining & Smelting Co., Ltd.	127,327	0.1
800		Moresco Corp.	12,628	0.0
1,700		Nakayama Steel Works Ltd.	10,281	0.0
2,700		Neturen Co., Ltd.	23,492	0.0
3,400		Nihon Nohyaku Co., Ltd.	21,830	0.0
5,900		Nihon Parkerizing Co., Ltd.	84,862	0.0
6,000		Nihon Yamamura Glass Co., Ltd.	10,177	0.0
600		Nippon Carbide Industries Co., Inc.	10,543	0.0
2,600		Nippon Concrete Industries Co., Ltd.	7,744	0.0
8,400		Nippon Denko Co., Ltd.	23,834	0.0
1,700		Nippon Fine Chemical Co., Ltd.	19,531	0.0
7,400		Nippon Kayaku Co., Ltd.	82,667	0.0
500		Nippon Kinzoku Co., Ltd.	8,297	0.0
32,300		Nippon Light Metal Holdings Co. Ltd.	72,466	0.0
9,100		Nippon Paint Holdings Co., Ltd.	391,347	0.2
4,829		Nippon Paper Industries Co. Ltd.	76,983	0.0
1,400		Nippon Pillar Packing Co., Ltd.	18,592	0.0
1,800		Nippon Shokubai Co., Ltd.	129,997	0.1
8,000		Nippon Soda Co., Ltd.	44,197	0.0
49,265		Nippon Steel & Sumitomo Metal Corp.	965,945	0.4
1,200		Nippon Valqua Industries Ltd.	34,100	0.0
11,500		Nippon Yakin Kogyo Co., Ltd.	33,097	0.0
6,800		Nissan Chemical Industries Ltd.	316,758	0.1
3,076		Nisshin Steel Co. Ltd.	42,394	0.0
400		Nittetsu Mining Co., Ltd.	18,891	0.0
8,500		Nitto Denko Corp.	641,728	0.3
4,500		NOF Corp.	145,193	0.1
49,000		Oji Holdings Corp.	303,652	0.1
4,000		Okamoto Industries, Inc.	45,604	0.0
800		Okura Industrial Co., Ltd.	18,785	0.0
800		Osaka Steel Co., Ltd.	15,249	0.0
1,000		OSAKA Titanium Technologies Co., Ltd.	14,906	0.0
700	(2)	Pacific Metals Co., Ltd.	25,680	0.0
800		Pack Corp.	25,827	0.0
800		Rasa Industries Ltd.	20,915	0.0
11,400		Rengo Co., Ltd.	100,265	0.1
3,000		Riken Technos Corp.	14,982	0.0
1,000		Sakai Chemical Industry Co. Ltd.	26,886	0.0
2,500		Sakata INX Corp.	32,607	0.0
700		Sanyo Chemical Industries Ltd.	30,292	0.0
1,300		Sanyo Special Steel Co., Ltd.	30,999	0.0
1,100	(1)	Seiko PMC Corp.	10,213	0.0
1,800		Sekisui Plastics Co., Ltd.	17,992	0.0
2,000		Shikoku Chemicals Corp.	27,884	0.0
400		Shinagawa Refractories Co., Ltd.	12,781	0.0
19,500		Shin-Etsu Chemical Co., Ltd.	1,732,935	0.7
2,600		Shin-Etsu Polymer Co., Ltd.	24,212	0.0
7,900		Showa Denko KK	349,704	0.2
700		Stella Chemifa Corp.	24,025	0.0
9,000		Sumitomo Bakelite Co., Ltd.	86,631	0.0
86,000		Sumitomo Chemical Co., Ltd.	486,384	0.2
14,200		Sumitomo Metal Mining Co., Ltd.	541,968	0.2
21,000		Sumitomo Osaka Cement Co., Ltd.	98,329	0.1
600		Sumitomo Seika Chemicals Co., Ltd.	29,922	0.0
1,300		T Hasegawa Co., Ltd.	28,340	0.0
7,112		Taiheiyo Cement Corp.	233,959	0.1
800		Taisei Lamick Co., Ltd.	22,495	0.0
900		Taiyo Ink Manufacturing Co., Ltd.	36,907	0.0
9,000		Taiyo Nippon Sanso Corp.	128,837	0.1
700		Takasago International Corp.	22,397	0.0
3,200		CI Takiron Corp.	17,987	0.0
500		Tayca Corp.	10,109	0.0
9,300		Teijin Ltd.	170,355	0.1
1,100		Tenma Corp.	19,705	0.0
6,700		Toagosei Co., Ltd.	77,313	0.0
400		Toda Kogyo Corp.	10,275	0.0
2,600		Toho Titanium Co., Ltd.	23,828	0.0
700		Toho Zinc Co., Ltd.	25,859	0.0
10,300	(1)	Tokai Carbon Co., Ltd.	184,506	0.1
700		Tokushu Tokai Holdings Co., Ltd.	27,498	0.0
3,500		Tokuyama Corp.	112,103	0.1
2,100		Tokyo Ohka Kogyo Co., Ltd.	80,910	0.0

See Accompanying Notes to Financial Statements

45

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
1,100		Tokyo Rope Manufacturing Co., Ltd.	17,514	0.0
6,300		Tokyo Steel Manufacturing Co., Ltd.	55,891	0.0
1,000		Tokyo Tekko Co., Ltd.	14,337	0.0
3,000		Tomoegawa Co., Ltd.	6,868	0.0
900		Tomoku Co., Ltd.	16,529	0.0
1,000		Topy Industries Ltd.	27,724	0.0
84,600		Toray Industries, Inc.	667,736	0.3
17,000		Tosoh Corp.	262,857	0.1
2,200		Toyo Ink SC Holdings Co., Ltd.	57,317	0.0
6,900		Toyo Seikan Group Holdings, Ltd.	121,094	0.1
4,200		Toyobo Co., Ltd.	69,817	0.0
1,400		TYK Corp.	4,821	0.0
5,900		Ube Industries Ltd.	153,195	0.1
1,000		Wood One Co., Ltd.	12,866	0.0
1,800		W-Scope Corp.	26,072	0.0
2,400		Yamato Kogyo Co., Ltd.	72,400	0.0
1,500		Yodogawa Steel Works Ltd.	38,256	0.0
1,100		Yushiro Chemical Industry Co., Ltd.	16,811	0.0
9,900		Zeon Corp.	116,788	0.1
			16,998,350	6.6

		Real Estate: 3.0%
7,370		Aeon Mall Co., Ltd.	132,211	0.1
1,800		Airport Facilities Co., Ltd.	10,009	0.0
3,200		Daibiru Corp.	32,590	0.0
1,600		Daikyo, Inc.	34,968	0.0
4,500		Daito Trust Construction Co., Ltd.	732,032	0.3
37,160		Daiwa House Industry Co., Ltd.	1,264,251	0.5
1,120		Goldcrest Co., Ltd.	18,193	0.0
2,400		Heiwa Real Estate Co., Ltd.	42,718	0.0
14,600		Ichigo, Inc.	68,386	0.0
1,000		Tateru, Inc.	16,460	0.0
1,000		Katitas Co. Ltd.	35,446	0.0
2,600		Keihanshin Building Co. Ltd.	21,443	0.0
15,200		Kenedix, Inc.	92,220	0.0
13,900		Leopalace21 Corp.	76,051	0.0
82,600		Mitsubishi Estate Co., Ltd.	1,441,941	0.6
55,300		Mitsui Fudosan Co., Ltd.	1,332,082	0.5
7,400		Nomura Real Estate Holdings, Inc.	163,842	0.1
7,200		NTT Urban Development Corp.	77,347	0.0
1,900		Open House Co. Ltd.	112,271	0.1
6,200		Relo Holdings, Inc.	163,346	0.1
23,600		Hulic Co. Ltd.	251,885	0.1
27,000		Sumitomo Realty & Development Co., Ltd.	994,274	0.4
1,800		Sun Frontier Fudousan Co., Ltd.	21,247	0.0
6,000		Takara Leben Co., Ltd.	22,451	0.0
3,900		TOC Co., Ltd.	28,369	0.0
300		Tokyo Rakutenchi Co., Ltd.	15,583	0.0
12,500		Tokyo Tatemono Co., Ltd.	171,459	0.1
700		Tokyo Theatres Co., Inc.	8,983	0.0
27,396		Tokyu Fudosan Holdings Corp.	193,250	0.1
1,800		Tosei Corp.	19,040	0.0
1,500		Unizo Holdings Co. Ltd.	27,905	0.0
			7,622,253	3.0

		Telecommunication Services: 4.6%
17,400	(1),(2)	Japan Communications, Inc.	27,280	0.0
96,700		KDDI Corp.	2,644,253	1.0
78,600		Nippon Telegraph & Telephone Corp.	3,570,642	1.4
78,300		NTT DoCoMo, Inc.	1,995,269	0.8
49,750		SoftBank Group Corp.	3,552,556	1.4
			11,790,000	4.6

		Utilities: 1.7%
34,300		Chubu Electric Power Co., Inc.	514,308	0.2
15,100	(1)	Chugoku Electric Power Co., Inc.	195,063	0.1
8,800		Electric Power Development Co., Ltd.	227,131	0.1
1,900		eRex Co. Ltd.	19,933	0.0
12,100		Hokkaido Electric Power Co., Inc.	82,369	0.0
2,000		Hokkaido Gas Co., Ltd.	5,690	0.0
11,200	(2)	Hokuriku Electric Power Co.	112,493	0.0
800		K&O Energy Group, Inc.	13,496	0.0
45,900		Kansai Electric Power Co., Inc.	669,409	0.3
24,900		Kyushu Electric Power Co., Inc.	278,027	0.1
2,100		Nippon Gas Co., Ltd.	122,272	0.0
2,321		Okinawa Electric Power Co., Inc.	48,418	0.0
21,400		Osaka Gas Co., Ltd.	443,108	0.2
400	(2)	RENOVA, Inc.	5,161	0.0
1,600		Saibu Gas Co., Ltd.	43,262	0.0
10,200		Shikoku Electric Power Co., Inc.	136,426	0.1
3,500		Shizuoka Gas Co., Ltd.	32,081	0.0
5,600		Toho Gas Co., Ltd.	193,995	0.1
26,300		Tohoku Electric Power Co., Inc.	321,337	0.1
89,500	(2)	Tokyo Electric Power Co., Inc.	416,672	0.2
23,800		Tokyo Gas Co., Ltd.	631,944	0.2
			4,512,595	1.7

	Total Common Stock
	(Cost $178,073,752)		249,363,859	96.7

See Accompanying Notes to Financial Statements

46

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateral(4): 1.8%
1,079,878	Bank of Nova Scotia, Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $1,080,066, collateralized by various U.S. Government Agency Obligations, 2.500%-6.430%, Market Value plus accrued interest $1,101,670, due 02/01/21-06/01/48)	1,079,878	0.5
1,079,878	Dominion Securities Inc., Repurchase Agreement dated 06/29/18, 2.11%, due 07/02/18 (Repurchase Amount $1,080,065, collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $1,101,476, due 11/01/36-06/01/48)	1,079,878	0.4
1,079,878	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $1,080,080, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,101,476, due 11/15/42-08/15/44)	1,079,878	0.4
1,079,878	National Bank Financial, Repurchase Agreement dated 06/29/18, 2.01%, due 07/02/18 (Repurchase Amount $1,080,056, collateralized by various U.S. Government Securities, 0.000%-6.000%, Market Value plus accrued interest $1,101,476, due 09/06/18-09/09/49)	1,079,878	0.4
227,091	Natwest Markets PLC, Repurchase Agreement dated 06/29/18, 2.09%, due 07/02/18 (Repurchase Amount $227,130, collateralized by various U.S. Government Securities, 2.500%-6.625%, Market Value plus accrued interest $231,635, due 05/15/20-05/15/46)	227,091	0.1
		4,546,603	1.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
1,398,000	(5) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810%
	(Cost $1,398,000)	1,398,000	0.5

	Total Short-Term Investments
	(Cost $5,944,603)	5,944,603	2.3

	Total Investments in Securities (Cost $184,018,355)	$255,308,462	99.0
	Assets in Excess of Other Liabilities	2,501,760	1.0
	Net Assets	$257,810,222	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

47

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Consumer Discretionary: 17.2%
28,028	(1)	Amazon.com, Inc.	47,641,994	6.5
3,501	(1)	Booking Holdings, Inc.	7,096,842	1.0
9,179	(1)	Charter Communications, Inc.	2,691,375	0.4
83,888		Home Depot, Inc.	16,366,549	2.2
15,870		Las Vegas Sands Corp.	1,211,833	0.2
60,115		Lowe's Cos, Inc.	5,745,190	0.8
21,306		Marriott International, Inc.	2,697,340	0.4
11,098		McDonald's Corp.	1,738,946	0.2
30,325	(1)	Netflix, Inc.	11,870,115	1.6
91,311		Nike, Inc.	7,275,660	1.0
97,768		Starbucks Corp.	4,775,967	0.6
9,854	(1),(2)	Tesla, Inc.	3,379,429	0.5
45,628		TJX Cos., Inc.	4,342,873	0.6
77,696		Walt Disney Co.	8,143,318	1.1
6,870		Yum! Brands, Inc.	537,371	0.1
			125,514,802	17.2

		Consumer Staples: 6.3%
137,805		Altria Group, Inc.	7,825,946	1.1
216,052		Coca-Cola Co.	9,476,041	1.3
11,537		Colgate-Palmolive Co.	747,713	0.1
11,416		Constellation Brands, Inc.	2,498,620	0.4
31,797		Costco Wholesale Corp.	6,644,937	0.9
15,848		Estee Lauder Cos., Inc.	2,261,351	0.3
2,197		General Mills, Inc.	97,239	0.0
22,048		Kimberly-Clark Corp.	2,322,536	0.3
29,555	(1)	Monster Beverage Corp.	1,693,502	0.2
91,454		PepsiCo, Inc.	9,956,597	1.4
34,649		Sysco Corp.	2,366,180	0.3
			45,890,662	6.3

		Energy: 0.8%
12,585		Anadarko Petroleum Corp.	921,851	0.1
4,756		EOG Resources, Inc.	591,789	0.1
63,516		Halliburton Co.	2,862,031	0.4
6,786		Pioneer Natural Resources Co.	1,284,183	0.2
			5,659,854	0.8

		Financials: 3.6%
9,422		American International Group, Inc.	499,554	0.1
35,178		American Express Co.	3,447,444	0.5
17,747		Aon PLC	2,434,356	0.3
17,767	(1)	Berkshire Hathaway, Inc. – Class B	3,316,210	0.5
2,714		Capital One Financial Corp.	249,417	0.0
87,407		Charles Schwab Corp.	4,466,498	0.6
2,227		CME Group, Inc.	365,050	0.1
21,478		Intercontinental Exchange, Inc.	1,579,707	0.2
17,232		Marsh & McLennan Cos., Inc.	1,412,507	0.2
42,167		Progressive Corp.	2,494,178	0.3
18,281		S&P Global, Inc.	3,727,313	0.5
1,664		State Street Corp.	154,902	0.0
20,479		TD Ameritrade Holding Corp.	1,121,635	0.2
3,832		Travelers Cos., Inc.	468,807	0.1
			25,737,578	3.6

		Health Care: 12.9%
115,580		AbbVie, Inc.	10,708,487	1.5
8,424		Aetna, Inc.	1,545,804	0.2
12,917	(1)	Alexion Pharmaceuticals, Inc.	1,603,646	0.2
45,335		Amgen, Inc.	8,368,388	1.2
4,074		Baxter International, Inc.	300,824	0.0
1,755		Becton Dickinson & Co.	420,428	0.1
14,539	(1)	Biogen, Inc.	4,219,799	0.6
77,092	(1)	Boston Scientific Corp.	2,520,908	0.3
63,323		Bristol-Myers Squibb Co.	3,504,295	0.5
52,620	(1)	Celgene Corp.	4,179,080	0.6
6,833		Cigna Corp.	1,161,268	0.2
43,192		Eli Lilly & Co.	3,685,573	0.5
3,353	(1)	Express Scripts Holding Co.	258,885	0.0
70,179		Gilead Sciences, Inc.	4,971,480	0.7
14,369		HCA Healthcare, Inc.	1,474,259	0.2
9,498		Humana, Inc.	2,826,890	0.4
10,671	(1)	Illumina, Inc.	2,980,304	0.4
8,175	(1)	Intuitive Surgical, Inc.	3,911,574	0.5
35,172		Johnson & Johnson	4,267,771	0.6
1,861		McKesson Corp.	248,257	0.0
13,135		Merck & Co., Inc.	797,295	0.1
5,796	(1)	Regeneron Pharmaceuticals, Inc.	1,999,562	0.3
24,854		Stryker Corp.	4,196,846	0.6
1,723		Thermo Fisher Scientific, Inc.	356,902	0.1
69,572		UnitedHealth Group, Inc.	17,068,795	2.3
18,554	(1)	Vertex Pharmaceuticals, Inc.	3,153,438	0.4
35,241		Zoetis, Inc.	3,002,181	0.4
			93,732,939	12.9

		Industrials: 10.5%
35,054		3M Co.	6,895,823	0.9
39,980		Boeing Co.	13,413,690	1.8
38,826		Caterpillar, Inc.	5,267,523	0.7
28,423		CSX Corp.	1,812,819	0.2
23,549		Deere & Co.	3,292,150	0.5
11,780		Delta Air Lines, Inc.	583,581	0.1
32,414		Emerson Electric Co.	2,241,104	0.3
18,006		FedEx Corp.	4,088,442	0.6
8,484		General Dynamics Corp.	1,581,503	0.2
33,685		Honeywell International, Inc.	4,852,324	0.7
24,558		Illinois Tool Works, Inc.	3,402,265	0.5
16,483		Lockheed Martin Corp.	4,869,573	0.7
11,769		Northrop Grumman Corp.	3,621,321	0.5
20,898		Raytheon Co.	4,037,076	0.6
27,520		Southwest Airlines Co.	1,400,218	0.2
51,538		Union Pacific Corp.	7,301,904	1.0
50,257		United Parcel Service, Inc. - Class B	5,338,801	0.7

See Accompanying Notes to Financial Statements

48

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials:(continued)
26,594		Waste Management, Inc.	2,163,156	0.3
			76,163,273	10.5

		Information Technology: 43.3%
46,797		Accenture PLC	7,655,521	1.0
54,790		Activision Blizzard, Inc.	4,181,573	0.6
35,778	(1)	Adobe Systems, Inc.	8,723,034	1.2
20,787	(1)	Alphabet, Inc. - Class A	23,472,472	3.2
21,116	(1)	Alphabet, Inc. - Class C	23,558,065	3.2
354,606		Apple, Inc.	65,641,117	9.0
76,409		Applied Materials, Inc.	3,529,332	0.5
32,054		Automatic Data Processing, Inc.	4,299,724	0.6
18,795		Broadcom, Inc.	4,560,419	0.6
38,300		Cognizant Technology Solutions Corp.	3,025,317	0.4
14,768	(1)	eBay, Inc.	535,488	0.1
21,903	(1)	Electronic Arts, Inc.	3,088,761	0.4
173,079	(1)	Facebook, Inc.- Class A	33,632,711	4.6
48,078		International Business Machines Corp.	6,716,497	0.9
17,739		Intuit, Inc.	3,624,166	0.5
66,866		Mastercard, Inc. - Class A	13,140,506	1.8
65,938	(1)	Micron Technology, Inc.	3,457,789	0.5
523,800		Microsoft Corp.	51,651,918	7.1
42,360		Nvidia Corp.	10,035,084	1.4
1,329	(1)	NXP Semiconductor NV - NXPI - US	145,220	0.0
20,276		Oracle Corp.	893,361	0.1
86,460	(1)	PayPal Holdings, Inc.	7,199,524	1.0
51,346	(1)	Salesforce.com, Inc.	7,003,594	1.0
71,296		Texas Instruments, Inc.	7,860,384	1.1
130,119		Visa, Inc. - Class A	17,234,262	2.4
4,994	(1)	VMware, Inc.	733,968	0.1
			315,599,807	43.3

		Materials: 1.1%
8,379		Ecolab, Inc.	1,175,825	0.2
11,164		LyondellBasell Industries NV - Class A	1,226,365	0.2
1,176		PPG Industries, Inc.	121,987	0.0
18,681		Praxair, Inc.	2,954,400	0.4
6,058		Sherwin-Williams Co.	2,469,059	0.3
5,991		Southern Copper Corp.	280,798	0.0
			8,228,434	1.1

		Real Estate: 2.1%
31,914		American Tower Corp.	4,601,041	0.6
22,713		Crown Castle International Corp.	2,448,916	0.3
5,763		Equinix, Inc.	2,477,456	0.4
10,794		Public Storage, Inc.	2,448,727	0.3
20,578		Simon Property Group, Inc.	3,502,170	0.5
			15,478,310	2.1

		Telecommunication Services: 0.1%
14,584	(1)	T-Mobile US, Inc.	871,394	0.1

	Total Common Stock (Cost $286,409,746)		712,877,053	97.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Securities Lending Collateral(3): 0.5%
2,000,000	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $2,000,342, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $2,040,000, due 07/25/18-06/15/53)	2,000,000	0.3
486,951	Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.00%, due 07/02/18 (Repurchase Amount $487,031, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $496,690, due 07/05/18-09/09/49)	486,951	0.1
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $1,000,187, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,020,000, due 11/15/42-08/15/44)	1,000,000	0.1
		3,486,951	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.0%
14,973,000	(4) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810%
	(Cost $14,973,000)	14,973,000	2.0

	Total Short-Term Investments (Cost $18,459,951)	18,459,951	2.5

	Total Investments in Securities (Cost $304,869,697)	$731,337,004	100.4
	Liabilities in Excess of Other Assets	(2,930,528)	(0.4)
	Net Assets	$728,406,476	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

49

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

50

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Consumer Discretionary: 12.5%
19,464	(1)	Amazon.com, Inc.	33,084,907	3.7
2,303	(1)	Booking Holdings, Inc.	4,668,388	0.5
19,405		Carnival Corp.	1,112,101	0.1
8,551	(1)	Charter Communications, Inc.	2,507,239	0.3
218,735		Comcast Corp. – Class A	7,176,695	0.8
186,796		Ford Motor Co.	2,067,832	0.2
62,684		General Motors Co.	2,469,750	0.3
55,181		Home Depot, Inc.	10,765,813	1.2
17,089		Las Vegas Sands Corp.	1,304,916	0.2
39,543		Lowe's Cos, Inc.	3,779,124	0.4
14,014		Marriott International, Inc.	1,774,172	0.2
37,630		McDonald's Corp.	5,896,245	0.7
19,948	(1)	Netflix, Inc.	7,808,246	0.9
60,072		Nike, Inc.	4,786,537	0.5
64,319		Starbucks Corp.	3,141,983	0.4
25,673		Target Corp.	1,954,229	0.2
6,482	(1),(2)	Tesla, Inc.	2,223,002	0.3
30,017		TJX Cos., Inc.	2,857,018	0.3
49,955		Twenty-First Century Fox, Inc. - Class A	2,482,264	0.3
23,387		Twenty-First Century Fox, Inc. - Class B	1,152,277	0.1
71,380		Walt Disney Co.	7,481,338	0.8
15,475		Yum! Brands, Inc.	1,210,454	0.1
			111,704,530	12.5

		Consumer Staples: 7.2%
90,642		Altria Group, Inc.	5,147,559	0.6
183,126		Coca-Cola Co.	8,031,906	0.9
40,799		Colgate-Palmolive Co.	2,644,183	0.3
7,509		Constellation Brands, Inc.	1,643,495	0.2
20,915		Costco Wholesale Corp.	4,370,817	0.5
10,421		Estee Lauder Cos., Inc.	1,486,972	0.2
28,369		General Mills, Inc.	1,255,612	0.1
16,667		Kimberly-Clark Corp.	1,755,702	0.2
28,846		Kraft Heinz Co.	1,812,106	0.2
69,328		Mondelez International, Inc.	2,842,448	0.3
19,450	(1)	Monster Beverage Corp.	1,114,485	0.1
67,826		PepsiCo, Inc.	7,384,217	0.8
74,364		Philip Morris International, Inc.	6,004,149	0.7
120,525		Procter & Gamble Co.	9,408,182	1.0
22,793		Sysco Corp.	1,556,534	0.2
40,497		Walgreens Boots Alliance, Inc.	2,430,427	0.3
68,306		Walmart, Inc.	5,850,409	0.6
			64,739,203	7.2

		Energy: 6.3%
24,644		Anadarko Petroleum Corp.	1,805,173	0.2
19,926		Baker Hughes a GE Co.	658,156	0.1
91,194		Chevron Corp.	11,529,657	1.3
56,053		ConocoPhillips	3,902,410	0.4
27,671		EOG Resources, Inc.	3,443,103	0.4
202,829		Exxon Mobil Corp.	16,780,043	1.9
41,772		Halliburton Co.	1,882,246	0.2
90,795		Kinder Morgan, Inc.	1,604,348	0.2
21,902		Marathon Petroleum Corp.	1,536,644	0.2
36,673		Occidental Petroleum Corp.	3,068,797	0.3
20,119		Phillips 66	2,259,565	0.2
8,101		Pioneer Natural Resources Co.	1,533,033	0.2
66,360		Schlumberger Ltd.	4,448,111	0.5
20,598		Valero Energy Corp.	2,282,876	0.2
			56,734,162	6.3

		Financials: 13.8%
36,577		Aflac, Inc.	1,573,543	0.2
43,014		American International Group, Inc.	2,280,602	0.3
16,798		Allstate Corp.	1,533,154	0.2
33,929		American Express Co.	3,325,042	0.4
11,672		Aon PLC	1,601,048	0.2
452,486		Bank of America Corp.	12,755,580	1.4
44,737		Bank of New York Mellon Corp.	2,412,666	0.3
37,270		BB&T Corp.	1,879,899	0.2
92,745	(1)	Berkshire Hathaway, Inc. – Class B	17,310,854	1.9
5,895		Blackrock, Inc.	2,941,841	0.3
23,178		Capital One Financial Corp.	2,130,058	0.2
57,492		Charles Schwab Corp.	2,937,841	0.3
22,181		Chubb Ltd.	2,817,431	0.3
122,128		Citigroup, Inc.	8,172,806	0.9
16,259		CME Group, Inc.	2,665,175	0.3
16,940		Goldman Sachs Group, Inc.	3,736,456	0.4
27,329		Intercontinental Exchange, Inc.	2,010,048	0.2
162,216		JPMorgan Chase & Co.	16,902,907	1.9
24,272		Marsh & McLennan Cos., Inc.	1,989,576	0.2
41,325		Metlife, Inc.	1,801,770	0.2
59,727		Morgan Stanley	2,831,060	0.3
22,456		PNC Financial Services Group, Inc.	3,033,806	0.3
27,746		Progressive Corp.	1,641,176	0.2
20,089		Prudential Financial, Inc.	1,878,522	0.2
12,026		S&P Global, Inc.	2,451,981	0.3
17,336		State Street Corp.	1,613,808	0.2
13,475		TD Ameritrade Holding Corp.	738,026	0.1
12,914		Travelers Cos., Inc.	1,579,899	0.2
73,606		US Bancorp	3,681,772	0.4
210,285		Wells Fargo & Co.	11,658,200	1.3
			123,886,547	13.8

		Health Care: 15.0%
81,910		Abbott Laboratories	4,995,691	0.6
76,023		AbbVie, Inc.	7,043,531	0.8
15,309		Aetna, Inc.	2,809,202	0.3
10,237	(1)	Alexion Pharmaceuticals, Inc.	1,270,924	0.1
16,217		Allergan plc	2,703,698	0.3
31,692		Amgen, Inc.	5,850,026	0.7
12,226		Anthem, Inc.	2,910,155	0.3

See Accompanying Notes to Financial Statements

51

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
23,939		Baxter International, Inc.	1,767,656	0.2
12,679		Becton Dickinson & Co.	3,037,381	0.3
10,089	(1)	Biogen, Inc.	2,928,231	0.3
65,946	(1)	Boston Scientific Corp.	2,156,434	0.2
78,291		Bristol-Myers Squibb Co.	4,332,624	0.5
34,612	(1)	Celgene Corp.	2,748,885	0.3
11,296		Cigna Corp.	1,919,755	0.2
48,645		CVS Health Corp.	3,130,306	0.4
29,584		Danaher Corp.	2,919,349	0.3
46,118		Eli Lilly & Co.	3,935,249	0.4
26,872	(1)	Express Scripts Holding Co.	2,074,787	0.2
61,968		Gilead Sciences, Inc.	4,389,813	0.5
13,254		HCA Healthcare, Inc.	1,359,860	0.2
6,584		Humana, Inc.	1,959,596	0.2
7,020	(1)	Illumina, Inc.	1,960,616	0.2
5,378	(1)	Intuitive Surgical, Inc.	2,573,266	0.3
128,536		Johnson & Johnson	15,596,558	1.7
9,857		McKesson Corp.	1,314,924	0.2
64,781		Medtronic PLC	5,545,901	0.6
128,909		Merck & Co., Inc.	7,824,776	0.9
277,773		Pfizer, Inc.	10,077,605	1.1
3,813	(1)	Regeneron Pharmaceuticals, Inc.	1,315,447	0.2
16,349		Stryker Corp.	2,760,692	0.3
19,195		Thermo Fisher Scientific, Inc.	3,976,052	0.5
45,761		UnitedHealth Group, Inc.	11,227,004	1.3
12,204	(1)	Vertex Pharmaceuticals, Inc.	2,074,192	0.2
23,178		Zoetis, Inc.	1,974,534	0.2
			134,464,720	15.0

		Industrials: 8.3%
27,614		3M Co.	5,432,226	0.6
26,298		Boeing Co.	8,823,242	1.0
27,787		Caterpillar, Inc.	3,769,862	0.4
39,856		CSX Corp.	2,542,016	0.3
15,491		Deere & Co.	2,165,642	0.2
31,000		Delta Air Lines, Inc.	1,535,740	0.2
20,906		Eaton Corp. PLC	1,562,514	0.2
30,029		Emerson Electric Co.	2,076,205	0.2
11,844		FedEx Corp.	2,689,299	0.3
12,403		General Dynamics Corp.	2,312,043	0.3
412,652		General Electric Co.	5,616,194	0.6
35,680		Honeywell International, Inc.	5,139,704	0.6
16,157		Illinois Tool Works, Inc.	2,238,391	0.2
44,207		Johnson Controls International plc	1,478,724	0.2
11,875		Lockheed Martin Corp.	3,508,231	0.4
13,515		Norfolk Southern Corp.	2,039,008	0.2
7,742		Northrop Grumman Corp.	2,382,213	0.3
13,745		Raytheon Co.	2,655,259	0.3
25,466		Southwest Airlines Co.	1,295,710	0.1
36,892		Union Pacific Corp.	5,226,859	0.6
33,063		United Parcel Service, Inc. - Class B	3,512,283	0.4
35,848		United Technologies Corp.	4,482,075	0.5
20,627		Waste Management, Inc.	1,677,800	0.2
			74,161,240	8.3

		Information Technology: 28.2%
30,779		Accenture PLC	5,035,137	0.6
36,037		Activision Blizzard, Inc.	2,750,344	0.3
23,534	(1)	Adobe Systems, Inc.	5,737,825	0.6
14,302	(1)	Alphabet, Inc. - Class A	16,149,675	1.8
14,578	(1)	Alphabet, Inc. - Class C	16,263,946	1.8
235,513		Apple, Inc.	43,595,811	4.9
50,256		Applied Materials, Inc.	2,321,325	0.3
21,083		Automatic Data Processing, Inc.	2,828,074	0.3
20,640		Broadcom, Inc.	5,008,090	0.6
230,882		Cisco Systems, Inc.	9,934,852	1.1
27,925		Cognizant Technology Solutions Corp.	2,205,796	0.2
44,759	(1)	eBay, Inc.	1,622,961	0.2
14,406	(1)	Electronic Arts, Inc.	2,031,534	0.2
113,848	(1)	Facebook, Inc.- Class A	22,122,943	2.5
74,276		Hewlett Packard Enterprise Co.	1,085,172	0.1
78,625		HP, Inc.	1,784,001	0.2
223,357		Intel Corp.	11,103,077	1.2
43,980		International Business Machines Corp.	6,144,006	0.7
11,670		Intuit, Inc.	2,384,239	0.3
43,984		Mastercard, Inc. - Class A	8,643,736	1.0
55,388	(1)	Micron Technology, Inc.	2,904,547	0.3
362,867		Microsoft Corp.	35,782,315	4.0
27,864		Nvidia Corp.	6,600,982	0.7
16,463	(1)	NXP Semiconductor NV - NXPI - US	1,798,912	0.2
137,557		Oracle Corp.	6,060,761	0.7
56,873	(1)	PayPal Holdings, Inc.	4,735,815	0.5
70,974		Qualcomm, Inc.	3,983,061	0.4
33,776	(1)	Salesforce.com, Inc.	4,607,046	0.5
46,895		Texas Instruments, Inc.	5,170,174	0.6
85,592		Visa, Inc. - Class A	11,336,660	1.3
3,289	(1)	VMware, Inc.	483,384	0.1
			252,216,201	28.2

		Materials: 2.0%
10,489		Air Products & Chemicals, Inc.	1,633,452	0.2
111,159		DowDuPont, Inc.	7,327,601	0.8
12,195		Ecolab, Inc.	1,711,324	0.2
15,361		LyondellBasell Industries NV - Class A	1,687,406	0.2
11,927		PPG Industries, Inc.	1,237,188	0.1
13,746		Praxair, Inc.	2,173,930	0.3
3,984		Sherwin-Williams Co.	1,623,759	0.2
3,942		Southern Copper Corp.	184,762	0.0
			17,579,422	2.0

		Real Estate: 1.4%
20,991		American Tower Corp.	3,026,272	0.3
19,814		Crown Castle International Corp.	2,136,346	0.2
3,792		Equinix, Inc.	1,630,143	0.2
25,360		ProLogis, Inc.	1,665,898	0.2
7,098		Public Storage, Inc.	1,610,252	0.2

See Accompanying Notes to Financial Statements

52

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
14,745		Simon Property Group, Inc.	2,509,452	0.3
			12,578,363	1.4

		Telecommunication Services: 2.5%
348,024		AT&T, Inc.	11,175,050	1.3
14,696	(1)	T-Mobile US, Inc.	878,086	0.1
198,054		Verizon Communications, Inc.	9,964,097	1.1
			22,017,233	2.5

		Utilities: 1.6%
23,602		American Electric Power Co., Inc.	1,634,439	0.2
31,182		Dominion Energy, Inc.	2,125,989	0.2
33,592		Duke Energy Corp.	2,656,455	0.3
46,175		Exelon Corp.	1,967,055	0.2
22,542		NextEra Energy, Inc.	3,765,190	0.4
48,459		Southern Co.	2,244,136	0.3
			14,393,264	1.6

	Total Common Stock (Cost $312,528,107)		884,474,885	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
	Securities Lending Collateral(3): 0.3%
1,000,000	Dominion Securities Inc., Repurchase Agreement dated 06/29/18, 2.11%, due 07/02/18 (Repurchase Amount $1,000,173, collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $1,020,000, due 11/01/36-06/01/48)	1,000,000	0.1
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $1,000,187, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,020,000, due 11/15/42-08/15/44)	1,000,000	0.1
293,992	Natwest Markets PLC, Repurchase Agreement dated 06/29/18, 2.09%, due 07/02/18 (Repurchase Amount $294,043, collateralized by various U.S. Government Securities, 2.500%-6.625%, Market Value plus accrued interest $299,875, due 05/15/20-05/15/46)	293,992	0.1
		2,293,992	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
9,160,000	(4) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810%
	(Cost $9,160,000)	9,160,000	1.0

	Total Short-Term Investments (Cost $11,453,992)	11,453,992	1.3

	Total Investments in Securities (Cost $323,982,099)	$895,928,877	100.1
	Liabilities in Excess of Other Assets	(1,175,392)	(0.1)
	Net Assets	$894,753,485	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

53

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Consumer Discretionary: 6.6%
18,039		Carnival Corp.	1,033,815	0.3
2,338	(1)	Charter Communications, Inc.	685,525	0.2
203,397		Comcast Corp. – Class A	6,673,456	1.7
173,683		Ford Motor Co.	1,922,671	0.5
58,289		General Motors Co.	2,296,587	0.6
6,182		Las Vegas Sands Corp.	472,058	0.1
28,203		McDonald's Corp.	4,419,128	1.1
23,870		Target Corp.	1,816,984	0.5
46,445		Twenty-First Century Fox, Inc. - Class A	2,307,852	0.6
21,742		Twenty-First Century Fox, Inc. - Class B	1,071,228	0.3
18,850		Walt Disney Co.	1,975,668	0.5
10,192		Yum! Brands, Inc.	797,218	0.2
			25,472,190	6.6

		Consumer Staples: 8.3%
38,145		Coca-Cola Co.	1,673,040	0.4
30,876		Colgate-Palmolive Co.	2,001,073	0.5
25,026		General Mills, Inc.	1,107,651	0.3
2,014		Kimberly-Clark Corp.	212,155	0.1
26,821		Kraft Heinz Co.	1,684,895	0.4
64,464		Mondelez International, Inc.	2,643,024	0.7
7,126		PepsiCo, Inc.	775,807	0.2
69,155		Philip Morris International, Inc.	5,583,575	1.4
112,079		Procter & Gamble Co.	8,748,887	2.3
37,661		Walgreens Boots Alliance, Inc.	2,260,225	0.6
63,519		Walmart, Inc.	5,440,402	1.4
			32,130,734	8.3

		Energy: 12.8%
15,213		Anadarko Petroleum Corp.	1,114,352	0.3
18,517		Baker Hughes a GE Co.	611,617	0.2
84,804		Chevron Corp.	10,721,770	2.8
52,122		ConocoPhillips	3,628,734	0.9
22,824		EOG Resources, Inc.	2,839,990	0.7
188,621		Exxon Mobil Corp.	15,604,615	4.0
84,433		Kinder Morgan, Inc.	1,491,931	0.4
20,366		Marathon Petroleum Corp.	1,428,879	0.4
34,105		Occidental Petroleum Corp.	2,853,906	0.7
18,711		Phillips 66	2,101,432	0.5
3,382		Pioneer Natural Resources Co.	640,010	0.2
61,703		Schlumberger Ltd.	4,135,952	1.1
19,159		Valero Energy Corp.	2,123,392	0.6
			49,296,580	12.8

		Financials: 25.8%
34,008		Aflac, Inc.	1,463,024	0.4
34,242		American International Group, Inc.	1,815,511	0.5
15,621		Allstate Corp.	1,425,729	0.4
10,032		American Express Co.	983,136	0.2
420,764		Bank of America Corp.	11,861,337	3.1
41,610		Bank of New York Mellon Corp.	2,244,027	0.6
34,657		BB&T Corp.	1,748,099	0.4
75,381	(1)	Berkshire Hathaway, Inc. – Class B	14,069,864	3.6
5,482		Blackrock, Inc.	2,735,737	0.7
19,892		Capital One Financial Corp.	1,828,075	0.5
20,627		Chubb Ltd.	2,620,042	0.7
113,563		Citigroup, Inc.	7,599,636	2.0
13,758		CME Group, Inc.	2,255,211	0.6
15,754		Goldman Sachs Group, Inc.	3,474,860	0.9
12,275		Intercontinental Exchange, Inc.	902,826	0.2
150,846		JPMorgan Chase & Co.	15,718,153	4.1
12,032		Marsh & McLennan Cos., Inc.	986,263	0.3
38,421		Metlife, Inc.	1,675,156	0.4
55,545		Morgan Stanley	2,632,833	0.7
20,884		PNC Financial Services Group, Inc.	2,821,428	0.7
18,687		Prudential Financial, Inc.	1,747,421	0.4
15,106		State Street Corp.	1,406,218	0.4
9,669		Travelers Cos., Inc.	1,182,906	0.3
68,440		US Bancorp	3,423,369	0.9
195,546		Wells Fargo & Co.	10,841,070	2.8
			99,461,931	25.8

		Health Care: 17.5%
76,171		Abbott Laboratories	4,645,669	1.2
9,083		Aetna, Inc.	1,666,731	0.4
1,620	(1)	Alexion Pharmaceuticals, Inc.	201,123	0.0
15,082		Allergan plc	2,514,471	0.6
1,739		Amgen, Inc.	321,002	0.1
11,369		Anthem, Inc.	2,706,163	0.7
19,769		Baxter International, Inc.	1,459,743	0.4
10,718		Becton Dickinson & Co.	2,567,604	0.7
488	(1)	Biogen, Inc.	141,637	0.0
14,160	(1)	Boston Scientific Corp.	463,032	0.1
34,071		Bristol-Myers Squibb Co.	1,885,489	0.5
6,324		Cigna Corp.	1,074,764	0.3
45,239		CVS Health Corp.	2,911,130	0.7
27,511		Danaher Corp.	2,714,786	0.7
16,470		Eli Lilly & Co.	1,405,385	0.4
22,940	(1)	Express Scripts Holding Co.	1,771,197	0.5
14,696		Gilead Sciences, Inc.	1,041,065	0.3
3,537		HCA Healthcare, Inc.	362,896	0.1
312		Humana, Inc.	92,861	0.0
98,015		Johnson & Johnson	11,893,140	3.1
8,030		McKesson Corp.	1,071,202	0.3
60,240		Medtronic PLC	5,157,146	1.3
111,849		Merck & Co., Inc.	6,789,234	1.8
258,315		Pfizer, Inc.	9,371,668	2.4
16,796		Thermo Fisher Scientific, Inc.	3,479,123	0.9
			67,708,261	17.5

		Industrials: 5.8%
4,237		3M Co.	833,503	0.2
2,093		Caterpillar, Inc.	283,957	0.1

See Accompanying Notes to Financial Statements

54

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
19,679		CSX Corp.	1,255,127	0.3
21,619		Delta Air Lines, Inc.	1,071,005	0.3
19,444		Eaton Corp. PLC	1,453,245	0.4
8,100		Emerson Electric Co.	560,034	0.1
6,344		General Dynamics Corp.	1,182,585	0.3
383,750		General Electric Co.	5,222,837	1.3
12,576		Honeywell International, Inc.	1,811,573	0.5
41,113		Johnson Controls International plc	1,375,230	0.3
961		Lockheed Martin Corp.	283,908	0.1
12,565		Norfolk Southern Corp.	1,895,682	0.5
6,841		Southwest Airlines Co.	348,070	0.1
2,778		Union Pacific Corp.	393,587	0.1
33,339		United Technologies Corp.	4,168,375	1.1
2,915		Waste Management, Inc.	237,106	0.1
			22,375,824	5.8

		Information Technology: 10.3%
7,697		Broadcom, Inc.	1,867,600	0.5
214,702		Cisco Systems, Inc.	9,238,627	2.4
2,544		Cognizant Technology Solutions Corp.	200,951	0.0
32,586	(1)	eBay, Inc.	1,181,568	0.3
69,088		Hewlett Packard Enterprise Co.	1,009,376	0.3
73,098		HP, Inc.	1,658,594	0.4
207,698		Intel Corp.	10,324,668	2.7
11,493		International Business Machines Corp.	1,605,572	0.4
11,176	(1)	Micron Technology, Inc.	586,069	0.1
17,886		Microsoft Corp.	1,763,738	0.5
14,493	(1)	NXP Semiconductor NV - NXPI - US	1,583,650	0.4
115,502		Oracle Corp.	5,089,018	1.3
66,000		Qualcomm, Inc.	3,703,920	1.0
			39,813,351	10.3

		Materials: 2.9%
9,755		Air Products & Chemicals, Inc.	1,519,146	0.4
103,366		DowDuPont, Inc.	6,813,887	1.8
6,214		Ecolab, Inc.	872,011	0.2
7,457		LyondellBasell Industries NV - Class A	819,151	0.2
10,367		PPG Industries, Inc.	1,075,369	0.3
1,356		Praxair, Inc.	214,451	0.0
			11,314,015	2.9

		Real Estate: 0.6%
4,532		Crown Castle International Corp.	488,640	0.1
23,584		ProLogis, Inc.	1,549,233	0.4
1,124		Simon Property Group, Inc.	191,294	0.1
			2,229,167	0.6

		Telecommunication Services: 5.2%
323,628		AT&T, Inc.	10,391,695	2.7
4,741	(1)	T-Mobile US, Inc.	283,275	0.1
184,174		Verizon Communications, Inc.	9,265,794	2.4
			19,940,764	5.2

		Utilities: 3.5%
21,952		American Electric Power Co., Inc.	1,520,176	0.4
28,995		Dominion Energy, Inc.	1,976,879	0.5
31,235		Duke Energy Corp.	2,470,064	0.6
42,931		Exelon Corp.	1,828,860	0.5
20,963		NextEra Energy, Inc.	3,501,450	0.9
45,067		Southern Co.	2,087,053	0.6
			13,384,482	3.5

	Total Common Stock (Cost $287,236,266)		383,127,299	99.3

SHORT-TERM INVESTMENTS: 0.7%
		Mutual Funds: 0.7%
2,711,000	(2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810%
		(Cost $2,711,000)	2,711,000	0.7

	Total Short-Term Investments (Cost $2,711,000)		2,711,000	0.7

	Total Investments in Securities (Cost $289,947,266)		$385,838,299	100.0
	Assets in Excess of Other Liabilities		161,025	0.0
	Net Assets		$385,999,324	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

55

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Consumer Discretionary: 18.0%
2,246		Advance Auto Parts, Inc.	304,782	0.1
4,612	(1)	AMC Networks, Inc.	286,866	0.1
2,442	(1)	Autozone, Inc.	1,638,411	0.5
6,426		Best Buy Co., Inc.	479,251	0.2
5,032	(1)	Bright Horizons Family Solutions, Inc.	515,881	0.2
876		Brunswick Corp.	56,485	0.0
6,946	(1)	Burlington Stores, Inc.	1,045,581	0.3
444		Cable One, Inc.	325,581	0.1
11,193	(1),(2)	Carmax, Inc.	815,634	0.3
4,815		Carter's, Inc.	521,898	0.2
34,337		CBS Corp. - Class B	1,930,426	0.6
2,538	(1)	Chipotle Mexican Grill, Inc.	1,094,817	0.4
3,609		Choice Hotels International, Inc.	272,840	0.1
395		Columbia Sportswear Co.	36,131	0.0
6,506		Darden Restaurants, Inc.	696,532	0.2
23,930		Delphi Technologies PLC	2,192,706	0.7
28,025		Dollar General Corp.	2,763,265	0.9
4,157	(1)	Dollar Tree, Inc.	353,345	0.1
4,389		Domino's Pizza, Inc.	1,238,444	0.4
21,079		D.R. Horton, Inc.	864,239	0.3
8,623	(2)	Dunkin' Brands Group, Inc.	595,591	0.2
12,555		Expedia, Inc.	1,508,985	0.5
11,820		Extended Stay America, Inc.	255,430	0.1
3,981	(1)	Floor & Decor Holdings, Inc.	196,383	0.1
1,412		Gap, Inc.	45,735	0.0
19,395		Gentex Corp.	446,473	0.1
4,915	(1)	Grand Canyon Education, Inc.	548,563	0.2
3,946		H&R Block, Inc.	89,890	0.0
37,357	(2)	Hanesbrands, Inc.	822,601	0.3
9,332		Hasbro, Inc.	861,437	0.3
10,071	(1)	Hilton Grand Vacations, Inc.	349,464	0.1
29,089		Hilton Worldwide Holdings, Inc.	2,302,685	0.7
575		International Game Technology PLC	13,363	0.0
4,081		Interpublic Group of Cos., Inc.	95,659	0.0
4,544		L Brands, Inc.	167,583	0.1
724		Lear Corp.	134,526	0.0
15,810		Lennar Corp. - Class A	830,025	0.3
872		Lennar Corp. - Class B	37,226	0.0
374		Lions Gate Entertainment Corp. - A	9,283	0.0
730	(2)	Lions Gate Entertainment Corp. - B	17,126	0.0
14,364	(1)	Live Nation Entertainment, Inc.	697,660	0.2
5,368	(1)	LKQ Corp.	171,239	0.1
10,217	(1)	Lululemon Athletica, Inc.	1,275,592	0.4
192	(1)	Madison Square Garden Co.	59,556	0.0
7,921	(2)	Mattel, Inc.	130,063	0.0
4,816		MGM Resorts International	139,809	0.0
8,012	(1)	Michael Kors Holdings Ltd.	533,599	0.2
1,778	(1)	Michaels Cos, Inc.	34,084	0.0
12,257		Nordstrom, Inc.	634,667	0.2
330	(1)	NVR, Inc.	980,216	0.3
15,524		Omnicom Group	1,184,015	0.4
8,373	(1)	O'Reilly Automotive, Inc.	2,290,602	0.7
6,194		Polaris Industries, Inc.	756,783	0.2
4,096		Pool Corp.	620,544	0.2
8,590		Pulte Group, Inc.	246,963	0.1
38,608		Ross Stores, Inc.	3,272,028	1.1
8,653		Service Corp. International	309,691	0.1
14,134	(1)	ServiceMaster Global Holdings, Inc.	840,549	0.3
133,991	(2)	Sirius XM Holdings, Inc.	907,119	0.3
7,435	(2)	Six Flags Entertainment Corp.	520,822	0.2
6,527	(1)	Skechers USA, Inc.	195,875	0.1
5,914		Tapestry, Inc.	276,243	0.1
4,825	(1),(2)	Tempur Sealy International, Inc.	231,841	0.1
4,317		Thor Industries, Inc.	420,433	0.1
2,255		Tiffany & Co.	296,758	0.1
7,451		Toll Brothers, Inc.	275,613	0.1
12,708		Tractor Supply Co.	972,035	0.3
10,843	(1),(2)	TripAdvisor, Inc.	604,064	0.2
5,965	(1)	Ulta Beauty, Inc.	1,392,589	0.5
14,681	(1),(2)	Under Armour, Inc. - Class A	330,029	0.1
15,007	(1),(2)	Under Armour, Inc. - Class C	316,348	0.1
7,688	(1)	Urban Outfitters, Inc.	342,500	0.1
4,176		Vail Resorts, Inc.	1,145,017	0.4
25,962		VF Corp.	2,116,422	0.7
1,943	(1)	Visteon Corp.	251,113	0.1
5,836	(1),(2)	Wayfair, Inc.	693,083	0.2
19,584		Wendy's Company	336,453	0.1
1,963	(2)	Williams-Sonoma, Inc.	120,489	0.0
10,194		Wyndham Hotels & Resorts, Inc.	599,713	0.2
10,194		Wyndham Worldwide Corp.	451,288	0.1
10,713		Wynn Resorts Ltd.	1,792,713	0.6
3,240		Yum China Holdings, Inc.	124,610	0.0
			55,651,973	18.0

		Consumer Staples: 3.4%
5,346		Brown-Forman Corp. - Class A	261,206	0.1
29,440		Brown-Forman Corp. - Class B	1,442,854	0.5
12,738	(2)	Campbell Soup Co.	516,399	0.2
21,593		Church & Dwight Co., Inc.	1,147,884	0.4
11,766		Clorox Co.	1,591,351	0.5
18,673		Dr Pepper Snapple Group, Inc.	2,278,106	0.7
3,531		Energizer Holdings, Inc.	222,312	0.1

See Accompanying Notes to Financial Statements

56

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
2,152	(1)	Herbalife Nutrition Ltd	115,605	0.0
13,306		Hershey Co.	1,238,256	0.4
12,936		Kellogg Co.	903,838	0.3
734		McCormick & Co., Inc.	85,210	0.0
1,763		Nu Skin Enterprises, Inc.	137,849	0.0
3,940	(1)	Post Holdings, Inc.	338,919	0.1
13,523	(1)	Sprouts Farmers Market, Inc.	298,453	0.1
1,323	(1)	US Foods Holding Corp.	50,036	0.0
			10,628,278	3.4

		Energy: 1.8%
13,396	(1)	Antero Resources Corp.	286,005	0.1
2,508		Apache Corp.	117,249	0.0
34,174		Cabot Oil & Gas Corp.	813,341	0.3
15,135	(1)	Cheniere Energy, Inc.	986,651	0.3
1,224		Cimarex Energy Co.	124,530	0.1
4,387	(1)	Continental Resources, Inc.	284,102	0.1
2,673		Diamondback Energy, Inc.	351,687	0.1
4,771	(1)	Kosmos Energy LLC	39,456	0.0
7,550	(1)	Newfield Exploration Co.	228,387	0.1
17,682		Oneok, Inc.	1,234,734	0.4
18,687	(1)	Parsley Energy, Inc.	565,842	0.2
2,180		RPC, Inc.	31,763	0.0
8,264	(1)	RSP Permian, Inc.	363,781	0.1
			5,427,528	1.8

		Financials: 7.3%
176		Alleghany Corp.	101,195	0.0
2,439		Ameriprise Financial, Inc.	341,167	0.1
6,413	(1)	Arch Capital Group Ltd.	169,688	0.1
923		Axis Capital Holdings Ltd.	51,337	0.0
1,363		Brown & Brown, Inc.	37,796	0.0
10,795		Cboe Global Markets, Inc.	1,123,436	0.4
1,035		Comerica, Inc.	94,102	0.0
1,077	(1),(2)	Credit Acceptance Corp.	380,612	0.1
16,624		Discover Financial Services	1,170,496	0.4
6,222	(1)	E*Trade Financial Corp.	380,537	0.1
1,127		East West Bancorp, Inc.	73,480	0.0
12,045		Eaton Vance Corp.	628,628	0.2
1,957		Erie Indemnity Co.	229,478	0.1
4,182		Evercore, Inc.	440,992	0.1
1,665		Everest Re Group Ltd.	383,749	0.1
3,946		Factset Research Systems, Inc.	781,703	0.3
6,660		Interactive Brokers Group, Inc.	428,971	0.1
11,050		Lazard Ltd.	540,455	0.2
9,201		LPL Financial Holdings, Inc.	603,033	0.2
125	(1)	Markel Corp.	135,544	0.0
3,816		MarketAxess Holdings, Inc.	755,034	0.3
17,369		Moody's Corp.	2,962,457	1.0
1,891		Morningstar, Inc.	242,521	0.1
9,174		MSCI, Inc. - Class A	1,517,655	0.5
6,073		Northern Trust Corp.	624,851	0.2
565	(1)	OneMain Holdings, Inc.	18,809	0.0
3,372		Pinnacle Financial Partners, Inc.	206,872	0.1
4,033		Raymond James Financial, Inc.	360,349	0.1
360		RenaissanceRe Holdings Ltd.	43,315	0.0
1,552		Santander Consumer USA Holdings, Inc.	29,628	0.0
13,892		SEI Investments Co.	868,528	0.3
3,533	(1)	Signature Bank	451,800	0.2
4,235	(1)	SVB Financial Group	1,222,899	0.4
27,415		Synchrony Financial	915,113	0.3
952		Synovus Financial Corp.	50,294	0.0
22,882		T. Rowe Price Group, Inc.	2,656,371	0.9
3,280	(1)	Texas Capital Bancshares, Inc.	300,120	0.1
1,125		Validus Holdings Ltd.	76,050	0.0
4,067		Virtu Financial, Inc.	107,979	0.0
1,247	(3)	Voya Financial, Inc.	58,609	0.0
6,169	(1)	Western Alliance Bancorp.	349,227	0.1
9,393		XL Group Ltd.	525,538	0.2
			22,440,418	7.3

		Health Care: 14.3%
4,396	(1)	Abiomed, Inc.	1,798,184	0.6
4,924	(1)	Agios Pharmaceuticals, Inc.	414,748	0.1
8,258	(1)	Align Technology, Inc.	2,825,392	0.9
16,018	(1)	Alkermes PLC	659,301	0.2
8,230	(1)	Alnylam Pharmaceuticals, Inc.	810,573	0.3
16,676		AmerisourceBergen Corp.	1,421,963	0.5
4,163	(1)	Athenahealth, Inc.	662,500	0.2
18,387	(1)	BioMarin Pharmaceutical, Inc.	1,732,055	0.6
3,870		Bio-Techne Corp.	572,566	0.2
3,589	(1)	Bluebird Bio, Inc.	563,294	0.2
4,224		Bruker Corp.	122,665	0.0
3,833		Cantel Medical Corp.	377,014	0.1
3,224	(1)	Catalent, Inc.	135,053	0.0
18,691	(1)	Centene Corp.	2,302,918	0.7
14,763	(1)	Cerner Corp.	882,680	0.3
3,530	(1)	Charles River Laboratories International, Inc.	396,278	0.1
1,615		Chemed Corp.	519,723	0.2
801		Cooper Cos., Inc.	188,595	0.1
7,341	(1)	DaVita, Inc.	509,759	0.2
9,094	(1)	DexCom, Inc.	863,748	0.3
21,882	(1)	Edwards Lifesciences Corp.	3,185,363	1.0
10,196		Encompass Health Corp.	690,473	0.2
2,448	(1)	Envision Healthcare Corp.	107,736	0.0
12,464	(1),(2)	Exact Sciences Corp.	745,223	0.2
30,542	(1)	Exelixis, Inc.	657,264	0.2
2,348	(1)	Henry Schein, Inc.	170,559	0.1
4,469		Hill-Rom Holdings, Inc.	390,322	0.1
1,623	(1)	ICU Medical, Inc.	476,594	0.2
8,945	(1)	Idexx Laboratories, Inc.	1,949,473	0.6
18,276	(1)	Incyte Corp., Ltd.	1,224,492	0.4
6,081	(1)	Insulet Corp.	521,142	0.2
5,838	(1)	Integra LifeSciences Holdings Corp.	376,026	0.1

See Accompanying Notes to Financial Statements

57

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
12,999	(1),(2)	Ionis Pharmaceuticals, Inc.	541,668	0.2
5,626	(1)	Jazz Pharmaceuticals PLC	969,360	0.3
627	(1)	Laboratory Corp. of America Holdings	112,565	0.0
4,694	(1)	Masimo Corp.	458,369	0.1
2,592	(1)	Mettler Toledo International, Inc.	1,499,809	0.5
5,409	(1)	Molina Healthcare, Inc.	529,757	0.2
16,266	(1)	Nektar Therapeutics	794,269	0.3
9,278	(1)	Neurocrine Biosciences, Inc.	911,471	0.3
3,189	(1)	Penumbra, Inc.	440,560	0.1
5,258	(1)	PRA Health Sciences, Inc.	490,887	0.2
1,776	(1)	Premier, Inc.	64,611	0.0
14,646		Resmed, Inc.	1,517,033	0.5
4,729	(1)	Sage Therapeutics, Inc.	740,230	0.2
6,444	(1),(2)	Sarepta Therapeutics, Inc.	851,768	0.3
11,156	(1)	Seattle Genetics, Inc.	740,647	0.2
906		Teleflex, Inc.	242,998	0.1
4,014	(1),(2)	Tesaro, Inc.	178,503	0.1
9,528	(1)	Varian Medical Systems, Inc.	1,083,524	0.4
12,502	(1)	Veeva Systems, Inc.	960,904	0.3
7,520	(1)	Waters Corp.	1,455,797	0.5
4,333	(1)	WellCare Health Plans, Inc.	1,066,958	0.3
1,759		West Pharmaceutical Services, Inc.	174,651	0.1
			44,080,015	14.3

		Industrials: 16.0%
758		Air Lease Corp.	31,813	0.0
8,186		Allegion Public Ltd.	633,269	0.2
12,572		Allison Transmission Holdings, Inc.	509,040	0.2
4,567		Ametek, Inc.	329,555	0.1
14,800		AO Smith Corp.	875,420	0.3
4,689	(1)	Armstrong World Industries, Inc.	296,345	0.1
10,361		BWX Technologies, Inc.	645,697	0.2
14,403		CH Robinson Worldwide, Inc.	1,204,955	0.4
9,096		Cintas Corp.	1,683,397	0.5
21,111	(1)	Copart, Inc.	1,194,038	0.4
3,725	(1)	CoStar Group, Inc.	1,537,047	0.5
5,745		Cummins, Inc.	764,085	0.2
357		Curtiss-Wright Corp.	42,490	0.0
12,622		Donaldson Co., Inc.	569,505	0.2
1,686		Dun & Bradstreet Corp.	206,788	0.1
3,375		Equifax, Inc.	422,246	0.1
18,137		Expeditors International Washington, Inc.	1,325,815	0.4
29,938		Fastenal Co.	1,440,916	0.5
29,423		Fortive Corp.	2,268,808	0.7
6,285		Fortune Brands Home & Security, Inc.	337,442	0.1
3,642	(1)	Gardner Denver Holdings, Inc.	107,038	0.0
1,307	(1)	Genesee & Wyoming, Inc.	106,285	0.0
17,226		Graco, Inc.	778,960	0.3
12,353		Harris Corp.	1,785,503	0.6
5,775	(1)	HD Supply Holdings, Inc.	247,690	0.1
4,005	(2)	Heico Corp.	292,085	0.1
7,890		Heico Corp. - Class A	480,895	0.2
1,963		Hexcel Corp.	130,304	0.0
3,851		Hubbell, Inc.	407,205	0.1
3,892		Huntington Ingalls Industries, Inc.	843,747	0.3
7,504		IDEX Corp.	1,024,146	0.3
13,959		Ingersoll-Rand PLC - Class A	1,252,541	0.4
9,072		JB Hunt Transport Services, Inc.	1,102,702	0.4
13,116		KAR Auction Services, Inc.	718,757	0.2
4,360		Landstar System, Inc.	476,112	0.2
3,582		Lennox International, Inc.	716,937	0.2
6,555		Lincoln Electric Holdings, Inc.	575,267	0.2
22,020		Masco Corp.	823,988	0.3
3,348	(1),(2)	Middleby Corp.	349,598	0.1
2,101		MSC Industrial Direct Co.	178,270	0.1
5,631		Nordson Corp.	723,077	0.2
6,860		Old Dominion Freight Line	1,021,866	0.3
2,487		Parker Hannifin Corp.	387,599	0.1
4,514	(1)	Quanta Services, Inc.	150,768	0.1
1,489		Republic Services, Inc.	101,788	0.0
12,525		Robert Half International, Inc.	815,377	0.3
13,041		Rockwell Automation, Inc.	2,167,805	0.7
2,289		Rockwell Collins, Inc.	308,282	0.1
10,064		Rollins, Inc.	529,165	0.2
1,963		Roper Technologies, Inc.	541,611	0.2
810		Schneider National, Inc.	22,283	0.0
9,607	(1)	Sensata Technologies Holding PLC	457,101	0.2
11,786		Spirit Aerosystems Holdings, Inc.	1,012,535	0.3
4,459		Textron, Inc.	293,893	0.1
10,939		Toro Co.	659,075	0.2
5,050		TransDigm Group, Inc.	1,742,957	0.6
19,163		TransUnion	1,372,837	0.4
8,696	(1)	United Rentals, Inc.	1,283,703	0.4
1,800	(1)	Univar, Inc.	47,232	0.0
16,712	(1)	Verisk Analytics, Inc.	1,798,880	0.6
5,574	(1)	WABCO Holdings, Inc.	652,269	0.2
3,221	(2)	Wabtec Corp.	317,526	0.1
2,666		Watsco, Inc.	475,294	0.2
13,542	(1)	Welbilt, Inc.	302,122	0.1
4,734		WW Grainger, Inc.	1,459,966	0.5
12,396	(1)	XPO Logistics, Inc.	1,241,831	0.4
10,436		Xylem, Inc.	703,178	0.2
			49,306,721	16.0

		Information Technology: 31.9%
5,618	(1)	2U, Inc.	469,440	0.1
94,646	(1)	Advanced Micro Devices, Inc.	1,418,744	0.5
16,192	(1)	Akamai Technologies, Inc.	1,185,740	0.4
5,023		Alliance Data Systems Corp.	1,171,364	0.4

See Accompanying Notes to Financial Statements

58

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
30,751		Amphenol Corp.	2,679,950	0.9
6,081		Analog Devices, Inc.	583,289	0.2
8,679	(1)	ANSYS, Inc.	1,511,708	0.5
5,925	(1)	Arista Networks, Inc.	1,525,628	0.5
7,038	(1)	Aspen Technology, Inc.	652,704	0.2
9,569	(1)	Atlassian Corp. PLC	598,254	0.2
19,199	(1)	Autodesk, Inc.	2,516,797	0.8
14,787	(1)	Black Knight, Inc.	791,844	0.3
14,005		Booz Allen Hamilton Holding Corp.	612,439	0.2
12,225		Broadridge Financial Solutions, Inc. ADR	1,407,097	0.5
29,088	(1)	Cadence Design Systems, Inc.	1,259,801	0.4
7,079	(1)	Cavium, Inc.	612,333	0.2
13,713		CDK Global, Inc.	892,031	0.3
15,433		CDW Corp.	1,246,832	0.4
2,458	(1)	Ceridian HCM Holding, Inc.	81,581	0.0
14,094	(1)	Citrix Systems, Inc.	1,477,615	0.5
17,220		Cognex Corp.	768,184	0.2
1,847	(1)	Coherent, Inc.	288,908	0.1
5,306	(1)	CoreLogic, Inc.	275,381	0.1
25,744		Cypress Semiconductor Corp.	401,092	0.1
1,498	(1)	Dell Technologies, Inc. Class V	126,701	0.0
2,607	(1)	DocuSign, Inc.	138,041	0.0
5,282	(1)	EPAM Systems, Inc.	656,711	0.2
2,579	(1)	Euronet Worldwide, Inc.	216,043	0.1
6,366	(1)	F5 Networks, Inc.	1,097,817	0.4
3,058	(1)	Fair Isaac Corp.	591,173	0.2
2,921		Fidelity National Information Services, Inc.	309,714	0.1
13,023	(1)	FireEye, Inc.	200,424	0.1
49,971	(1)	First Data Corp.	1,045,893	0.3
42,681	(1)	Fiserv, Inc.	3,162,235	1.0
9,273	(1)	FleetCor Technologies, Inc.	1,953,357	0.6
1,260		Flir Systems, Inc.	65,482	0.0
14,485	(1)	Fortinet, Inc.	904,299	0.3
9,224	(1)	Gartner, Inc.	1,225,870	0.4
5,422		Genpact Ltd.	156,858	0.0
16,551		Global Payments, Inc.	1,845,271	0.6
15,593	(1)	GoDaddy, Inc.	1,100,866	0.4
9,399	(1),(2)	GrubHub, Inc.	986,049	0.3
8,327	(1)	Guidewire Software, Inc.	739,271	0.2
7,759	(1)	IAC/InterActiveCorp	1,183,170	0.4
3,754	(1)	IPG Photonics Corp.	828,245	0.3
8,016		Jack Henry & Associates, Inc.	1,044,966	0.3
16,252		KLA-Tencor Corp.	1,666,318	0.5
17,089		Lam Research Corp.	2,953,834	1.0
2,085		Littelfuse, Inc.	475,755	0.2
3,538		LogMeIn, Inc.	365,298	0.1
6,910	(1)	Manhattan Associates, Inc.	324,839	0.1
5,378	(1),(2)	Match Group, Inc.	208,344	0.1
28,995		Maxim Integrated Products	1,700,847	0.5
23,968		Microchip Technology, Inc.	2,179,890	0.7
5,632		MKS Instruments, Inc.	538,982	0.2
4,236		Monolithic Power Systems, Inc.	566,226	0.2
1,908		Motorola Solutions, Inc.	222,034	0.1
9,338		National Instruments Corp.	392,009	0.1
10,098	(1)	NCR Corp.	302,738	0.1
27,969		NetApp, Inc.	2,196,406	0.7
11,083	(1)	Nutanix, Inc.	571,550	0.2
8,924	(1)	Okta, Inc.	449,502	0.1
44,106	(1)	ON Semiconductor Corp.	980,697	0.3
9,232	(1)	Palo Alto Networks, Inc.	1,896,899	0.6
33,449		Paychex, Inc.	2,286,239	0.7
5,168	(1),(2)	Paycom Software, Inc.	510,753	0.2
3,917		Pegasystems, Inc.	214,652	0.1
5,236	(1)	Proofpoint, Inc.	603,763	0.2
11,910	(1)	PTC, Inc.	1,117,277	0.4
17,122	(1)	Pure Storage, Inc.	408,873	0.1
7,310	(1)	RealPage, Inc.	402,781	0.1
18,450	(1)	Red Hat, Inc.	2,479,126	0.8
6,922	(1)	RingCentral, Inc.	486,963	0.2
20,081		Sabre Corp.	494,796	0.2
18,252	(1)	ServiceNow, Inc.	3,147,922	1.0
13,405		Skyworks Solutions, Inc.	1,295,593	0.4
15,091	(1)	Splunk, Inc.	1,495,669	0.5
29,804	(1)	Square, Inc.	1,837,119	0.6
19,996		SS&C Technologies Holdings, Inc.	1,037,792	0.3
3,720		Switch, Inc.	45,272	0.0
1,449	(1)	Synopsys, Inc.	123,991	0.0
7,054	(1)	Tableau Software, Inc.	689,528	0.2
6,975	(1)	Take-Two Interactive Software, Inc.	825,561	0.3
8,922	(1)	Teradata Corp.	358,218	0.1
3,186		Teradyne, Inc.	121,291	0.0
18,751		Total System Services, Inc.	1,584,835	0.5
7,455	(1),(2)	Twilio, Inc.	417,629	0.1
73,742	(1)	Twitter, Inc.	3,220,313	1.0
3,921	(1)	Tyler Technologies, Inc.	870,854	0.3
2,003	(1),(2)	Ubiquiti Networks, Inc.	169,694	0.1
3,105	(1)	Ultimate Software Group, Inc.	798,948	0.3
4,428	(2)	Universal Display Corp.	380,808	0.1
10,967	(1)	VeriSign, Inc.	1,507,085	0.5
11,317		Versum Materials, Inc.	420,427	0.1
13,247		Western Union Co.	269,311	0.1
4,295	(1)	WEX, Inc.	818,112	0.3
15,128	(1)	Workday, Inc.	1,832,303	0.6
2,708	(1)	Worldpay, Inc.	221,460	0.1
26,539		Xilinx, Inc.	1,731,935	0.6
5,495	(1)	Zebra Technologies Corp.	787,159	0.3
10,697	(1)	Zendesk, Inc.	582,880	0.2
4,193	(1)	Zillow Group, Inc. - Class A	250,532	0.1
8,603	(1)	Zillow Group, Inc. - Class C	508,093	0.2
			98,354,937	31.9

		Materials: 3.9%
9,135		Avery Dennison Corp.	932,683	0.3
8,953	(1)	Axalta Coating Systems Ltd.	271,365	0.1
6,870	(1)	Berry Plastics Group, Inc.	315,608	0.1
8,963		Celanese Corp.	995,431	0.3
18,541		Chemours Co.	822,479	0.3
13,461	(1)	Crown Holdings, Inc.	602,514	0.2
4,320		Eagle Materials, Inc.	453,470	0.1

See Accompanying Notes to Financial Statements

59

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
5,684		FMC Corp.	507,070	0.2
5,475		Graphic Packaging Holding Co.	79,442	0.0
3,479		International Flavors & Fragrances, Inc.	431,257	0.1
4,876		International Paper Co.	253,942	0.1
6,002		Martin Marietta Materials, Inc.	1,340,427	0.4
779		NewMarket Corp.	315,106	0.1
9,735		Packaging Corp. of America	1,088,276	0.4
11,555	(1)	Platform Specialty Products Corp.	134,038	0.0
2,795		Royal Gold, Inc.	259,488	0.1
2,776		RPM International, Inc.	161,896	0.1
2,059	(2)	Scotts Miracle-Gro Co.	171,226	0.1
9,201		Sealed Air Corp.	390,582	0.1
2,714		Silgan Holdings, Inc.	72,817	0.0
3,605		Steel Dynamics, Inc.	165,650	0.1
12,873		Vulcan Materials Co.	1,661,389	0.5
3,497		Westlake Chemical Corp.	376,382	0.1
5,144		WR Grace & Co.	377,107	0.1
			12,179,645	3.9

		Real Estate: 2.2%
838		Alexandria Real Estate Equities, Inc.	105,730	0.0
15,922	(1)	CBRE Group, Inc.	760,116	0.3
2,738		Colony Capital, Inc.	17,085	0.0
3,554		Coresite Realty Corp.	393,854	0.1
8,815		Equity Lifestyle Properties, Inc.	810,099	0.3
11,018		Extra Space Storage, Inc.	1,099,707	0.4
7,557		Gaming and Leisure Properties, Inc.	270,541	0.1
1,637	(1)	Howard Hughes Corp.	216,903	0.1
1,974		Hudson Pacific Properties, Inc.	69,939	0.0
7,869		Lamar Advertising Co.	537,531	0.2
267		Life Storage, Inc.	25,982	0.0
1,693		Omega Healthcare Investors, Inc.	52,483	0.0
11,867	(1)	SBA Communications Corp.	1,959,479	0.6
6,169		Taubman Centers, Inc.	362,490	0.1
			6,681,939	2.2

		Telecommunication Services: 0.2%
20,705	(1)	Zayo Group Holdings, Inc.	755,318	0.2

	Total Common Stock (Cost $180,662,492)		305,506,772	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.7%
	Securities Lending Collateral(4): 3.7%
5,098,442	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $5,099,314, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $5,200,411, due 07/25/18-06/15/53)	5,098,442	1.6
808,123	Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.00%, due 07/02/18 (Repurchase Amount $808,256, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $824,285, due 07/05/18-09/09/49)	808,123	0.3
2,672,299	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $2,672,800, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $2,725,745, due 11/15/42-08/15/44)	2,672,299	0.9
2,672,299	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $2,672,804, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,725,765, due 07/15/19-02/15/48)	2,672,299	0.9
		11,251,163	3.7

See Accompanying Notes to Financial Statements

60

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
3,142,000	(5) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810%
	(Cost $3,142,000)	3,142,000	1.0

	Total Short-Term Investments (Cost $14,393,163)	14,393,163	4.7

	Total Investments in Securities (Cost $195,055,655)	$319,899,935	103.7
	Liabilities in Excess of Other Assets	(11,304,482)	(3.7)
	Net Assets	$308,595,453	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

61

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.8%
		Consumer Discretionary: 14.2%
19,702		Adient plc	969,141	0.1
14,943		Advance Auto Parts, Inc.	2,027,765	0.1
9,328	(1)	AMC Networks, Inc.	580,202	0.0
51,470		Aramark	1,909,537	0.1
11,679	(1)	Autonation, Inc.	567,366	0.0
5,649	(1)	Autozone, Inc.	3,790,084	0.2
50,964		Best Buy Co., Inc.	3,800,895	0.2
44,055		BorgWarner, Inc.	1,901,414	0.1
12,043	(1)	Bright Horizons Family Solutions, Inc.	1,234,648	0.1
18,260		Brunswick Corp.	1,177,405	0.1
14,046	(1)	Burlington Stores, Inc.	2,114,344	0.1
898		Cable One, Inc.	658,494	0.0
125,092	(1)	Caesars Entertainment Corp.	1,338,484	0.1
37,414	(1)	Carmax, Inc.	2,726,358	0.2
9,738		Carter's, Inc.	1,055,502	0.1
69,441		CBS Corp. - Class B	3,903,973	0.3
5,133	(1)	Chipotle Mexican Grill, Inc.	2,214,222	0.1
7,298		Choice Hotels International, Inc.	551,729	0.0
22,547		Cinemark Holdings, Inc.	790,949	0.1
6,444		Columbia Sportswear Co.	589,433	0.0
26,107		Darden Restaurants, Inc.	2,795,015	0.2
55,753		Delphi Technologies PLC	5,108,647	0.3
16,305		Dick's Sporting Goods, Inc.	574,751	0.0
32,399	(1),(2)	Discovery Communications, Inc. - Class A	890,972	0.1
72,697	(1)	Discovery Communications, Inc. - Class C	1,853,774	0.1
46,767	(1)	Dish Network Corp. - Class A	1,571,839	0.1
56,677		Dollar General Corp.	5,588,352	0.4
49,459	(1)	Dollar Tree, Inc.	4,204,015	0.3
8,877		Domino's Pizza, Inc.	2,504,823	0.2
72,622		D.R. Horton, Inc.	2,977,502	0.2
17,438	(2)	Dunkin' Brands Group, Inc.	1,204,443	0.1
25,391		Expedia, Inc.	3,051,744	0.2
39,840		Extended Stay America, Inc.	860,942	0.1
8,051	(1)	Floor & Decor Holdings, Inc.	397,156	0.0
24,736		Foot Locker, Inc.	1,302,350	0.1
46,047		Gap, Inc.	1,491,462	0.1
23,985		Garmin Ltd.	1,463,085	0.1
21,227	(1)	GCI Liberty, Inc.	956,913	0.1
57,766		Gentex Corp.	1,329,773	0.1
30,128		Genuine Parts Co.	2,765,449	0.2
50,628		Goodyear Tire & Rubber Co.	1,179,126	0.1
883		Graham Holdings Co.	517,526	0.0
9,939	(1)	Grand Canyon Education, Inc.	1,109,292	0.1
44,086		H&R Block, Inc.	1,004,279	0.1
75,548	(2)	Hanesbrands, Inc.	1,663,567	0.1
35,084		Harley-Davidson, Inc.	1,476,335	0.1
24,071		Hasbro, Inc.	2,221,994	0.1
20,367	(1)	Hilton Grand Vacations, Inc.	706,735	0.0
58,828		Hilton Worldwide Holdings, Inc.	4,656,824	0.3
9,566		Hyatt Hotels Corp.	738,017	0.0
20,750	(2)	International Game Technology PLC	482,230	0.0
80,910		Interpublic Group of Cos., Inc.	1,896,530	0.1
9,331		John Wiley & Sons, Inc.	582,254	0.0
35,210		Kohl's Corp.	2,566,809	0.2
48,879		L Brands, Inc.	1,802,658	0.1
13,949		Lear Corp.	2,591,864	0.2
27,592		Leggett & Platt, Inc.	1,231,707	0.1
59,650		Lennar Corp. - Class A	3,131,625	0.2
3,290		Lennar Corp. - Class B	140,450	0.0
17,747	(1)	Liberty Media Corp. - SiriusXM A	799,502	0.1
35,825	(1)	Liberty Media Corp. - SiriusXM C	1,625,022	0.1
5,374	(1)	Liberty Broadband Corp. - A	406,489	0.0
21,921	(1)	Liberty Broadband Corp. - C	1,659,858	0.1
5,228	(1)	Liberty Media Group-A	184,601	0.0
41,561	(1)	Liberty Media Group-C	1,543,160	0.1
10,364	(2)	Lions Gate Entertainment Corp. - A	257,234	0.0
20,235	(2)	Lions Gate Entertainment Corp. - B	474,713	0.0
29,050	(1)	Live Nation Entertainment, Inc.	1,410,959	0.1
65,011	(1)	LKQ Corp.	2,073,851	0.1
20,663	(1)	Lululemon Athletica, Inc.	2,579,776	0.2
64,453		Macy's, Inc.	2,412,476	0.2
3,880	(1)	Madison Square Garden Co.	1,203,537	0.1
72,487	(2)	Mattel, Inc.	1,190,237	0.1
109,435		MGM Resorts International	3,176,898	0.2
30,115	(1)	Michael Kors Holdings Ltd.	2,005,659	0.1
22,908	(1)	Michaels Cos, Inc.	439,146	0.0
13,110	(1)	Mohawk Industries, Inc.	2,809,080	0.2
95,050		Newell Brands, Inc.	2,451,340	0.2
80,462		News Corp - Class A	1,247,161	0.1
25,541		News Corp - Class B	404,825	0.0
24,788		Nordstrom, Inc.	1,283,523	0.1
43,218	(1)	Norwegian Cruise Line Holdings Ltd.	2,042,051	0.1
667	(1)	NVR, Inc.	1,981,223	0.1
47,496		Omnicom Group	3,622,520	0.2
16,932	(1)	O'Reilly Automotive, Inc.	4,632,087	0.3
7,463		Penske Auto Group, Inc.	349,642	0.0
12,527		Polaris Industries, Inc.	1,530,549	0.1
8,284		Pool Corp.	1,255,026	0.1
54,626		Pulte Group, Inc.	1,570,498	0.1
16,131		PVH Corp.	2,415,133	0.2
91,612	(1)	Qurate Retail, Inc.	1,944,007	0.1
11,572		Ralph Lauren Corp.	1,454,832	0.1

See Accompanying Notes to Financial Statements

62

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
78,078		Ross Stores, Inc.	6,617,111	0.4
35,550		Royal Caribbean Cruises Ltd.	3,682,980	0.2
37,232		Service Corp. International	1,332,533	0.1
28,584	(1)	ServiceMaster Global Holdings, Inc.	1,699,890	0.1
270,974	(2)	Sirius XM Holdings, Inc.	1,834,494	0.1
15,035	(2)	Six Flags Entertainment Corp.	1,053,202	0.1
27,964	(1)	Skechers USA, Inc.	839,200	0.1
60,710		Tapestry, Inc.	2,835,764	0.2
9,758	(1),(2)	Tempur Sealy International, Inc.	468,872	0.0
10,569		Thor Industries, Inc.	1,029,315	0.1
26,064		Tiffany & Co.	3,430,022	0.2
29,661		Toll Brothers, Inc.	1,097,160	0.1
25,699		Tractor Supply Co.	1,965,717	0.1
18,441		Tribune Media Co.	705,737	0.0
21,929	(1),(2)	TripAdvisor, Inc.	1,221,665	0.1
12,063	(1)	Ulta Beauty, Inc.	2,816,228	0.2
39,116	(1),(2)	Under Armour, Inc. - Class A	879,328	0.1
39,984	(1),(2)	Under Armour, Inc. - Class C	842,863	0.1
15,548	(1)	Urban Outfitters, Inc.	692,663	0.0
8,446		Vail Resorts, Inc.	2,315,809	0.1
68,186		VF Corp.	5,558,523	0.4
2,110		Viacom, Inc.	74,800	0.0
74,426		Viacom, Inc. - Class B	2,244,688	0.1
6,217	(1)	Visteon Corp.	803,485	0.1
11,802	(1),(2)	Wayfair, Inc.	1,401,606	0.1
39,605		Wendy's Company	680,414	0.0
14,602		Whirlpool Corp.	2,135,250	0.1
17,486	(2)	Williams-Sonoma, Inc.	1,073,291	0.1
20,615		Wyndham Hotels & Resorts, Inc.	1,212,780	0.1
20,615		Wyndham Worldwide Corp.	912,626	0.1
21,666		Wynn Resorts Ltd.	3,625,588	0.2
77,998		Yum China Holdings, Inc.	2,999,803	0.2
			221,014,796	14.2

		Consumer Staples: 4.5%
117,701		Archer-Daniels-Midland Co.	5,394,237	0.4
10,812		Brown-Forman Corp. - Class A	528,274	0.0
59,537		Brown-Forman Corp. - Class B	2,917,908	0.2
29,654		Bunge Ltd.	2,067,180	0.1
37,333	(2)	Campbell Soup Co.	1,513,480	0.1
7,848		Casey's General Stores, Inc.	824,668	0.1
51,497		Church & Dwight Co., Inc.	2,737,581	0.2
27,350		Clorox Co.	3,699,088	0.2
79,447		Conagra Brands, Inc.	2,838,641	0.2
98,110		Coty, Inc - Class A	1,383,351	0.1
37,763		Dr Pepper Snapple Group, Inc.	4,607,086	0.3
12,419		Energizer Holdings, Inc.	781,900	0.1
37,760		Flowers Foods, Inc.	786,541	0.1
20,067	(1)	Hain Celestial Group, Inc.	597,997	0.0
24,179	(1)	Herbalife Nutrition Ltd	1,298,896	0.1
29,570		Hershey Co.	2,751,784	0.2
57,229	(2)	Hormel Foods Corp.	2,129,491	0.1
15,154		Ingredion, Inc.	1,677,548	0.1
23,184		JM Smucker Co.	2,491,816	0.2
52,323		Kellogg Co.	3,655,808	0.2
179,261		Kroger Co.	5,099,976	0.3
30,853		Lamb Weston Holdings, Inc.	2,113,739	0.1
25,610		McCormick & Co., Inc.	2,973,065	0.2
36,559		Molson Coors Brewing Co.	2,487,474	0.2
11,576		Nu Skin Enterprises, Inc.	905,127	0.1
11,143	(1)	Pilgrim's Pride Corp.	224,309	0.0
24,947		Pinnacle Foods, Inc.	1,623,052	0.1
13,785	(1)	Post Holdings, Inc.	1,185,786	0.1
55		Seaboard Corp.	217,951	0.0
4,629	(2)	Spectrum Brands Holdings, Inc.	377,819	0.0
27,348	(1)	Sprouts Farmers Market, Inc.	603,570	0.0
11,467	(1)	TreeHouse Foods, Inc.	602,132	0.0
61,286		Tyson Foods, Inc.	4,219,541	0.3
45,365	(1)	US Foods Holding Corp.	1,715,704	0.1
			69,032,520	4.5

		Energy: 5.3%
29,685		Andeavor	3,894,078	0.3
50,826	(1)	Antero Resources Corp.	1,085,135	0.1
80,515		Apache Corp.	3,764,076	0.2
16,342	(1)	Apergy Corp.	682,279	0.0
93,902		Cabot Oil & Gas Corp.	2,234,868	0.1
38,540	(1)	Centennial Resource Development, Inc./DE	696,032	0.0
44,041	(1)	Cheniere Energy, Inc.	2,871,033	0.2
189,356	(1),(2)	Chesapeake Energy Corp.	992,225	0.1
19,807		Cimarex Energy Co.	2,015,164	0.1
45,156	(1)	CNX Resources Corp.	802,874	0.1
31,131	(1)	Concho Resources, Inc./Midland TX	4,306,974	0.3
18,407	(1)	Continental Resources, Inc.	1,192,037	0.1
110,103		Devon Energy Corp.	4,840,128	0.3
20,712		Diamondback Energy, Inc.	2,725,078	0.2
18,405	(1)	Energen Corp.	1,340,252	0.1
55,807		EQT Corp.	3,079,430	0.2
23,288	(1),(2)	Extraction Oil & Gas, Inc.	342,101	0.0
22,354		Helmerich & Payne, Inc.	1,425,291	0.1
55,841		Hess Corp.	3,735,205	0.2
34,111		HollyFrontier Corp.	2,334,216	0.2
49,997	(1)	Kosmos Energy LLC	413,475	0.0
179,338		Marathon Oil Corp.	3,740,991	0.2
34,548		Murphy Oil Corp.	1,166,686	0.1
71,844		Nabors Industries Ltd.	460,520	0.0
80,498		National Oilwell Varco, Inc.	3,493,613	0.2
41,944	(1)	Newfield Exploration Co.	1,268,806	0.1
101,120		Noble Energy, Inc.	3,567,514	0.2
86,375		Oneok, Inc.	6,031,566	0.4
54,533	(1)	Parsley Energy, Inc.	1,651,259	0.1
46,036		Patterson-UTI Energy, Inc.	828,648	0.1
23,485		PBF Energy, Inc.	984,726	0.1
49,750	(1)	QEP Resources, Inc.	609,935	0.0
44,406		Range Resources Corp.	742,912	0.1

See Accompanying Notes to Financial Statements

63

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
11,983	(2)	RPC, Inc.	174,592	0.0
30,835	(1)	RSP Permian, Inc.	1,357,357	0.1
23,373	(2)	SM Energy Co.	600,452	0.0
45,549		Targa Resources Corp.	2,254,220	0.1
90,322	(1),(2)	Transocean Ltd.	1,213,928	0.1
209,708	(1),(2)	Weatherford International PLC	689,939	0.0
18,885	(1)	Whiting Petroleum Corp.	995,617	0.1
174,651		Williams Cos., Inc.	4,734,789	0.3
83,596	(1)	WPX Energy, Inc.	1,507,236	0.1
			82,847,257	5.3

		Financials: 13.8%
11,404		Affiliated Managers Group, Inc.	1,695,433	0.1
88,645		AGNC Investment Corp.	1,647,911	0.1
3,099		Alleghany Corp.	1,781,832	0.1
90,769		Ally Financial, Inc.	2,384,502	0.1
15,125		American Financial Group, Inc.	1,623,366	0.1
1,558		American National Insurance Co.	186,321	0.0
30,452		Ameriprise Financial, Inc.	4,259,626	0.3
243,922		Annaly Capital Management, Inc.	2,509,957	0.2
81,570	(1)	Arch Capital Group Ltd.	2,158,342	0.1
38,006		Arthur J. Gallagher & Co.	2,481,032	0.2
12,440		Aspen Insurance Holdings Ltd.	506,308	0.0
35,614		Associated Banc-Corp.	972,262	0.1
11,049		Assurant, Inc.	1,143,461	0.1
23,253		Assured Guaranty Ltd.	830,830	0.0
33,451	(1)	Athene Holding Ltd.	1,466,492	0.1
28,993	(1),(2)	AXA Equitable Holdings, Inc.	597,546	0.0
17,287		Axis Capital Holdings Ltd.	961,503	0.1
8,776		Bank of Hawaii Corp.	732,094	0.0
25,550		Bank of the Ozarks, Inc.	1,150,772	0.1
21,896		BankUnited, Inc.	894,452	0.1
55,147		BGC Partners, Inc.	624,264	0.0
5,457		BOK Financial Corp.	513,013	0.0
25,295	(1)	Brighthouse Financial, Inc.	1,013,571	0.1
48,362		Brown & Brown, Inc.	1,341,078	0.1
23,551		Cboe Global Markets, Inc.	2,450,953	0.2
39,225		Chimera Investment Corp.	717,033	0.0
32,356		Cincinnati Financial Corp.	2,163,322	0.1
26,771		CIT Group, Inc.	1,349,526	0.1
102,165		Citizens Financial Group, Inc.	3,974,218	0.3
5,948		CNA Financial Corp.	271,705	0.0
36,108		Comerica, Inc.	3,282,939	0.2
19,983		Commerce Bancshares, Inc.	1,293,100	0.1
2,375	(1),(2)	Credit Acceptance Corp.	839,325	0.0
12,034		Cullen/Frost Bankers, Inc.	1,302,560	0.1
73,407		Discover Financial Services	5,168,587	0.3
55,681	(1)	E*Trade Financial Corp.	3,405,450	0.2
30,402		East West Bancorp, Inc.	1,982,210	0.1
24,359		Eaton Vance Corp.	1,271,296	0.1
5,186		Erie Indemnity Co.	608,110	0.0
8,458		Evercore, Inc.	891,896	0.1
8,523		Everest Re Group Ltd.	1,964,381	0.1
7,981		Factset Research Systems, Inc.	1,581,036	0.1
144,425		Fifth Third Bancorp	4,144,997	0.3
22,850		First American Financial Corp.	1,181,802	0.1
1,664		First Citizens BancShares, Inc.	671,091	0.0
14,428		First Hawaiian, Inc.	418,701	0.0
68,214		First Horizon National Corp.	1,216,938	0.1
33,815		First Republic Bank	3,272,954	0.2
67,983		FNB Corp.	912,332	0.1
55,627		FNF Group	2,092,688	0.1
66,708		Franklin Resources, Inc.	2,137,991	0.1
8,924		Hanover Insurance Group, Inc.	1,066,953	0.1
75,340		Hartford Financial Services Group, Inc.	3,852,134	0.2
230,811		Huntington Bancshares, Inc.	3,406,770	0.2
14,801		Interactive Brokers Group, Inc.	953,332	0.1
85,446		Invesco Ltd.	2,269,446	0.1
65,355		Jefferies Financial Group, Inc.	1,486,173	0.1
222,651		Keycorp	4,350,601	0.3
24,476		Lazard Ltd.	1,197,121	0.1
17,636		Legg Mason, Inc.	612,498	0.0
46,008		Lincoln National Corp.	2,863,998	0.2
59,245		Loews Corp.	2,860,349	0.2
18,607		LPL Financial Holdings, Inc.	1,219,503	0.1
30,546		M&T Bank Corp.	5,197,402	0.3
2,862	(1)	Markel Corp.	3,103,410	0.2
7,717		MarketAxess Holdings, Inc.	1,526,886	0.1
5,751		Mercury General Corp.	262,016	0.0
83,606		MFA Financial, Inc.	633,733	0.0
35,126		Moody's Corp.	5,991,091	0.4
3,824		Morningstar, Inc.	490,428	0.0
18,552		MSCI, Inc. - Class A	3,069,057	0.2
24,702		Nasdaq, Inc.	2,254,552	0.1
55,048		Navient Corp.	717,275	0.0
70,349		New Residential Investment Corp.	1,230,404	0.1
100,306		New York Community Bancorp., Inc.	1,107,378	0.1
43,707		Northern Trust Corp.	4,497,013	0.3
59,644		Old Republic International Corp.	1,187,512	0.1
16,082	(1)	OneMain Holdings, Inc.	535,370	0.0
26,386		PacWest Bancorp	1,303,996	0.1
72,872		People's United Financial, Inc.	1,318,254	0.1
15,784		Pinnacle Financial Partners, Inc.	968,348	0.1
21,217		Popular, Inc.	959,221	0.1
59,592		Principal Financial Group, Inc.	3,155,396	0.2
14,010		Prosperity Bancshares, Inc.	957,724	0.1
27,648		Raymond James Financial, Inc.	2,470,349	0.2

See Accompanying Notes to Financial Statements

64

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
236,593		Regions Financial Corp.	4,206,624	0.3
13,583		Reinsurance Group of America, Inc.	1,813,059	0.1
8,373		RenaissanceRe Holdings Ltd.	1,007,439	0.1
24,334		Santander Consumer USA Holdings, Inc.	464,536	0.0
28,094		SEI Investments Co.	1,756,437	0.1
11,396	(1)	Signature Bank	1,457,320	0.1
91,631	(1)	SLM Corp.	1,049,175	0.1
53,761		Starwood Property Trust, Inc.	1,167,151	0.1
46,932		Sterling Bancorp, Inc./DE	1,102,902	0.1
97,895		SunTrust Banks, Inc.	6,463,028	0.4
11,138	(1)	SVB Financial Group	3,216,209	0.2
159,315		Synchrony Financial	5,317,935	0.3
24,679		Synovus Financial Corp.	1,303,792	0.1
49,758		T. Rowe Price Group, Inc.	5,776,406	0.4
34,705		TCF Financial Corp.	854,437	0.1
10,446	(1)	Texas Capital Bancshares, Inc.	955,809	0.1
10,424		TFS Financial Corp.	164,386	0.0
22,203		Torchmark Corp.	1,807,546	0.1
36,536		Two Harbors Investment Corp.	577,269	0.0
46,160		Umpqua Holdings Corp.	1,042,754	0.1
44,140		Unum Group	1,632,739	0.1
16,254		Validus Holdings Ltd.	1,098,770	0.1
8,225		Virtu Financial, Inc.	218,374	0.0
35,533	(3)	Voya Financial, Inc.	1,670,051	0.1
19,242		Webster Financial Corp.	1,225,715	0.1
20,689	(1)	Western Alliance Bancorp.	1,171,204	0.1
646		White Mountains Insurance Group Ltd.	585,670	0.0
27,739		Willis Towers Watson PLC	4,205,232	0.3
11,750		Wintrust Financial Corp.	1,022,838	0.1
20,010		WR Berkley Corp.	1,448,924	0.1
53,209		XL Group Ltd.	2,977,044	0.2
40,974		Zions Bancorp.	2,158,920	0.1
			214,038,497	13.8

		Health Care: 9.6%
8,890	(1)	Abiomed, Inc.	3,636,454	0.2
18,220	(1)	Acadia Healthcare Co., Inc.	745,380	0.0
67,945		Agilent Technologies, Inc.	4,201,719	0.3
10,651	(1)	Agios Pharmaceuticals, Inc.	897,134	0.1
16,701	(1)	Align Technology, Inc.	5,714,080	0.4
32,394	(1)	Alkermes PLC	1,333,337	0.1
18,806	(1)	Alnylam Pharmaceuticals, Inc.	1,852,203	0.1
33,725		AmerisourceBergen Corp.	2,875,731	0.2
8,418	(1)	Athenahealth, Inc.	1,339,641	0.1
37,185	(1)	BioMarin Pharmaceutical, Inc.	3,502,827	0.2
4,454	(1)	Bio-Rad Laboratories, Inc.	1,285,157	0.1
7,827		Bio-Techne Corp.	1,158,005	0.1
10,548	(1)	Bluebird Bio, Inc.	1,655,509	0.1
21,146		Bruker Corp.	614,080	0.0
7,751		Cantel Medical Corp.	762,388	0.0
65,487		Cardinal Health, Inc.	3,197,730	0.2
27,982	(1)	Catalent, Inc.	1,172,166	0.1
42,759	(1)	Centene Corp.	5,268,336	0.3
66,791	(1)	Cerner Corp.	3,993,434	0.3
9,955	(1)	Charles River Laboratories International, Inc.	1,117,548	0.1
3,265		Chemed Corp.	1,050,710	0.1
10,191		Cooper Cos., Inc.	2,399,471	0.2
28,548	(1)	DaVita, Inc.	1,982,373	0.1
47,120		Dentsply Sirona, Inc.	2,062,442	0.1
18,392	(1)	DexCom, Inc.	1,746,872	0.1
44,252	(1)	Edwards Lifesciences Corp.	6,441,764	0.4
20,619		Encompass Health Corp.	1,396,319	0.1
25,254	(1)	Envision Healthcare Corp.	1,111,429	0.1
25,206	(1)	Exact Sciences Corp.	1,507,067	0.1
61,766	(1)	Exelixis, Inc.	1,329,204	0.1
32,300	(1)	Henry Schein, Inc.	2,346,272	0.1
13,925		Hill-Rom Holdings, Inc.	1,216,209	0.1
57,164	(1)	Hologic, Inc.	2,272,269	0.1
3,283	(1)	ICU Medical, Inc.	964,053	0.1
18,089	(1)	Idexx Laboratories, Inc.	3,942,317	0.3
36,960	(1)	Incyte Corp., Ltd.	2,476,320	0.2
12,297	(1)	Insulet Corp.	1,053,853	0.1
15,253	(1)	Integra LifeSciences Holdings Corp.	982,446	0.1
26,289	(1),(2)	Ionis Pharmaceuticals, Inc.	1,095,463	0.1
34,326	(1)	IQVIA Holdings, Inc.	3,426,421	0.2
12,379	(1)	Jazz Pharmaceuticals PLC	2,132,902	0.1
21,496	(1)	Laboratory Corp. of America Holdings	3,859,177	0.2
9,493	(1)	Masimo Corp.	926,991	0.1
19,464	(1)	Mednax, Inc.	842,402	0.1
5,242	(1)	Mettler Toledo International, Inc.	3,033,178	0.2
12,945	(1)	Molina Healthcare, Inc.	1,267,833	0.1
108,175	(1)	Mylan NV	3,909,445	0.2
32,896	(1)	Nektar Therapeutics	1,606,312	0.1
18,763	(1)	Neurocrine Biosciences, Inc.	1,843,277	0.1
6,449	(1)	Penumbra, Inc.	890,929	0.1
23,166		PerkinElmer, Inc.	1,696,446	0.1
27,221		Perrigo Co. PLC	1,984,683	0.1
10,633	(1)	PRA Health Sciences, Inc.	992,697	0.1
10,983	(1)	Premier, Inc.	399,562	0.0
46,689	(1)	QIAGEN NV	1,688,274	0.1
28,590		Quest Diagnostics, Inc.	3,143,185	0.2
29,620		Resmed, Inc.	3,068,040	0.2
9,564	(1)	Sage Therapeutics, Inc.	1,497,053	0.1
13,031	(1),(2)	Sarepta Therapeutics, Inc.	1,722,438	0.1
22,560	(1)	Seattle Genetics, Inc.	1,497,758	0.1
17,633		STERIS PLC	1,851,641	0.1
9,597		Teleflex, Inc.	2,574,011	0.2
8,119	(1),(2)	Tesaro, Inc.	361,052	0.0
9,042	(1)	United Therapeutics Corp.	1,023,102	0.1
17,832		Universal Health Services, Inc.	1,987,198	0.1

See Accompanying Notes to Financial Statements

65

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
19,268	(1)	Varian Medical Systems, Inc.	2,191,157	0.1
25,284	(1)	Veeva Systems, Inc.	1,943,328	0.1
16,387	(1)	Waters Corp.	3,172,359	0.2
9,401	(1)	WellCare Health Plans, Inc.	2,314,902	0.1
15,399		West Pharmaceutical Services, Inc.	1,528,967	0.1
42,914		Zimmer Biomet Holdings, Inc.	4,782,336	0.3
			148,858,768	9.6

		Industrial: 0.2%
88,480		American Airlines Group, Inc.	3,358,701	0.2

		Industrials: 13.3%
8,568		Acuity Brands, Inc.	992,774	0.1
22,225	(2)	ADT, Inc.	192,246	0.0
33,619	(1)	AECOM	1,110,436	0.1
14,022		AGCO Corp.	851,416	0.1
20,447		Air Lease Corp.	858,161	0.1
25,316		Alaska Air Group, Inc.	1,528,833	0.1
19,993		Allegion Public Ltd.	1,546,659	0.1
25,426		Allison Transmission Holdings, Inc.	1,029,499	0.1
1,472		AMERCO	524,253	0.0
48,107		Ametek, Inc.	3,471,401	0.2
29,930		AO Smith Corp.	1,770,360	0.1
91,137		Arconic, Inc.	1,550,240	0.1
9,482	(1)	Armstrong World Industries, Inc.	599,262	0.0
20,954		BWX Technologies, Inc.	1,305,853	0.1
12,546		Carlisle Cos., Inc.	1,358,857	0.1
29,127		CH Robinson Worldwide, Inc.	2,436,765	0.2
18,394		Cintas Corp.	3,404,178	0.2
10,840	(1)	Clean Harbors, Inc.	602,162	0.0
18,768	(1)	Colfax Corp.	575,239	0.0
6,579		Copa Holdings S.A.- Class A	622,505	0.0
42,693	(1)	Copart, Inc.	2,414,716	0.2
7,534	(1)	CoStar Group, Inc.	3,108,754	0.2
10,526		Crane Co.	843,448	0.1
32,182		Cummins, Inc.	4,280,206	0.3
9,258		Curtiss-Wright Corp.	1,101,887	0.1
27,358		Donaldson Co., Inc.	1,234,393	0.1
31,950		Dover Corp.	2,338,740	0.1
7,822		Dun & Bradstreet Corp.	959,368	0.1
25,183		Equifax, Inc.	3,150,645	0.2
36,679		Expeditors International Washington, Inc.	2,681,235	0.2
60,546		Fastenal Co.	2,914,079	0.2
27,555		Flowserve Corp.	1,113,222	0.1
29,541		Fluor Corp.	1,441,010	0.1
64,819		Fortive Corp.	4,998,193	0.3
30,626		Fortune Brands Home & Security, Inc.	1,644,310	0.1
22,386	(1)	Gardner Denver Holdings, Inc.	657,925	0.0
9,353	(1),(2)	Gates Industrial Corp. PLC	152,173	0.0
12,533	(1)	Genesee & Wyoming, Inc.	1,019,184	0.1
34,836		Graco, Inc.	1,575,284	0.1
8,048		GrafTech International Ltd.	144,784	0.0
24,982		Harris Corp.	3,610,898	0.2
39,063	(1)	HD Supply Holdings, Inc.	1,675,412	0.1
8,099	(2)	Heico Corp.	590,642	0.0
15,956		Heico Corp. - Class A	972,533	0.1
18,819		Hexcel Corp.	1,249,205	0.1
11,504		Hubbell, Inc.	1,216,433	0.1
9,195		Huntington Ingalls Industries, Inc.	1,993,384	0.1
16,144		IDEX Corp.	2,203,333	0.1
82,039	(1)	IHS Markit Ltd.	4,232,392	0.3
52,179		Ingersoll-Rand PLC - Class A	4,682,022	0.3
18,401		ITT, Inc.	961,820	0.1
26,855		Jacobs Engineering Group, Inc.	1,705,024	0.1
18,346		JB Hunt Transport Services, Inc.	2,229,956	0.1
66,622	(1)	JetBlue Airways Corp.	1,264,486	0.1
21,563		Kansas City Southern	2,284,816	0.1
28,339		KAR Auction Services, Inc.	1,552,977	0.1
12,418	(1)	Kirby Corp.	1,038,145	0.1
27,139		Knight-Swift Transportation Holdings, Inc.	1,036,981	0.1
16,491		L3 Technologies, Inc.	3,171,549	0.2
8,817		Landstar System, Inc.	962,816	0.1
7,731		Lennox International, Inc.	1,547,360	0.1
13,256		Lincoln Electric Holdings, Inc.	1,163,347	0.1
16,743		Macquarie Infrastructure Co. LLC	706,555	0.0
13,823		Manpowergroup, Inc.	1,189,607	0.1
65,201		Masco Corp.	2,439,821	0.2
11,535	(1),(2)	Middleby Corp.	1,204,485	0.1
9,419		MSC Industrial Direct Co.	799,202	0.0
75,116		Nielsen Holdings PLC	2,323,338	0.1
12,193		Nordson Corp.	1,565,703	0.1
33,882	(1)	nVent Electric PLC	850,438	0.1
13,873		Old Dominion Freight Line	2,066,522	0.1
15,491		Oshkosh Corp.	1,089,327	0.1
23,078		Owens Corning, Inc.	1,462,453	0.1
72,344		Paccar, Inc.	4,482,434	0.3
27,946		Parker Hannifin Corp.	4,355,384	0.3
33,891		Pentair PLC	1,426,133	0.1
31,480	(1)	Quanta Services, Inc.	1,051,432	0.1
9,208		Regal Beloit Corp.	753,214	0.0
46,318		Republic Services, Inc.	3,166,299	0.2
25,330		Robert Half International, Inc.	1,648,983	0.1
26,373		Rockwell Automation, Inc.	4,383,984	0.3
34,541		Rockwell Collins, Inc.	4,651,982	0.3
20,354		Rollins, Inc.	1,070,213	0.1
21,349		Roper Technologies, Inc.	5,890,403	0.4
10,961		Ryder System, Inc.	787,658	0.0
9,995		Schneider National, Inc.	274,963	0.0
35,647	(1)	Sensata Technologies Holding PLC	1,696,084	0.1
11,819		Snap-On, Inc.	1,899,550	0.1
23,835		Spirit Aerosystems Holdings, Inc.	2,047,665	0.1

See Accompanying Notes to Financial Statements

66

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
32,561		Stanley Black & Decker, Inc.	4,324,426	0.3
17,449	(1)	Stericycle, Inc.	1,139,245	0.1
7,438	(1)	Teledyne Technologies, Inc.	1,480,608	0.1
14,318		Terex Corp.	604,076	0.0
53,998		Textron, Inc.	3,559,008	0.2
14,440		Timken Co.	628,862	0.0
22,123		Toro Co.	1,332,911	0.1
10,212		TransDigm Group, Inc.	3,524,570	0.2
38,753		TransUnion	2,776,265	0.2
30,971		Trinity Industries, Inc.	1,061,067	0.1
52,425	(1)	United Continental Holdings, Inc.	3,655,595	0.2
17,586	(1)	United Rentals, Inc.	2,596,045	0.2
24,268	(1)	Univar, Inc.	636,792	0.0
17,162	(1)	USG Corp.	740,025	0.0
4,647		Valmont Industries, Inc.	700,535	0.0
33,798	(1)	Verisk Analytics, Inc.	3,638,017	0.2
11,272	(1)	WABCO Holdings, Inc.	1,319,049	0.1
18,095	(2)	Wabtec Corp.	1,783,805	0.1
6,714		Watsco, Inc.	1,196,972	0.1
27,387	(1)	Welbilt, Inc.	611,004	0.0
9,886	(1)	Wesco International, Inc.	564,491	0.0
9,574		WW Grainger, Inc.	2,952,622	0.2
25,068	(1)	XPO Logistics, Inc.	2,511,312	0.2
37,755		Xylem, Inc.	2,543,932	0.2
			206,615,252	13.3

		Information Technology: 18.2%
11,362	(1)	2U, Inc.	949,409	0.1
191,406	(1)	Advanced Micro Devices, Inc.	2,869,176	0.2
34,947	(1)	Akamai Technologies, Inc.	2,559,169	0.2
10,159		Alliance Data Systems Corp.	2,369,079	0.2
30,089		Amdocs Ltd.	1,991,591	0.1
9		Amdocs Ltd.	596	0.0
62,188		Amphenol Corp.	5,419,684	0.3
77,839		Analog Devices, Inc.	7,466,317	0.5
17,551	(1)	ANSYS, Inc.	3,057,033	0.2
11,982	(1)	Arista Networks, Inc.	3,085,245	0.2
36,747	(1)	ARRIS International PLC	898,280	0.1
18,321	(1)	Arrow Electronics, Inc.	1,379,205	0.1
15,047	(1)	Aspen Technology, Inc.	1,395,459	0.1
19,352	(1)	Atlassian Corp. PLC	1,209,887	0.1
46,222	(1)	Autodesk, Inc.	6,059,242	0.4
24,666		Avnet, Inc.	1,057,925	0.1
29,905	(1)	Black Knight, Inc.	1,601,413	0.1
29,845		Booz Allen Hamilton Holding Corp.	1,305,122	0.1
24,723		Broadridge Financial Solutions, Inc. ADR	2,845,617	0.2
66,121		CA, Inc.	2,357,214	0.1
58,826	(1)	Cadence Design Systems, Inc.	2,547,754	0.2
14,315	(1)	Cavium, Inc.	1,238,248	0.1
27,732		CDK Global, Inc.	1,803,967	0.1
31,210		CDW Corp.	2,521,456	0.2
4,972	(1)	Ceridian HCM Holding, Inc.	165,021	0.0
28,503	(1)	Citrix Systems, Inc.	2,988,255	0.2
34,825		Cognex Corp.	1,553,543	0.1
5,211	(1)	Coherent, Inc.	815,105	0.1
39,974	(1)	CommScope Holding Co., Inc.	1,167,441	0.1
40,113	(1)	Conduent, Inc.	728,853	0.0
17,140	(1)	CoreLogic, Inc.	889,566	0.1
172,314		Corning, Inc.	4,740,358	0.3
75,454		Cypress Semiconductor Corp.	1,175,573	0.1
42,086	(1)	Dell Technologies, Inc. Class V	3,559,634	0.2
5,272	(1)	DocuSign, Inc.	279,152	0.0
12,724		Dolby Laboratories, Inc.	784,944	0.0
60,154		DXC Technology Co.	4,849,014	0.3
10,061	(1)	EchoStar Corp.	446,708	0.0
10,682	(1)	EPAM Systems, Inc.	1,328,093	0.1
10,367	(1)	Euronet Worldwide, Inc.	868,444	0.1
12,875	(1)	F5 Networks, Inc.	2,220,294	0.1
6,184	(1)	Fair Isaac Corp.	1,195,491	0.1
69,493		Fidelity National Information Services, Inc.	7,368,343	0.5
39,665	(1)	FireEye, Inc.	610,444	0.0
101,057	(1)	First Data Corp.	2,115,123	0.1
17,260	(1)	First Solar, Inc.	908,912	0.1
86,315	(1)	Fiserv, Inc.	6,395,078	0.4
18,754	(1)	FleetCor Technologies, Inc.	3,950,530	0.3
28,316		Flir Systems, Inc.	1,471,583	0.1
29,294	(1)	Fortinet, Inc.	1,828,824	0.1
18,654	(1)	Gartner, Inc.	2,479,117	0.2
30,975		Genpact Ltd.	896,107	0.1
33,471		Global Payments, Inc.	3,731,682	0.2
31,533	(1)	GoDaddy, Inc.	2,226,230	0.1
19,008	(1)	GrubHub, Inc.	1,994,129	0.1
16,841	(1)	Guidewire Software, Inc.	1,495,144	0.1
15,692	(1)	IAC/InterActiveCorp	2,392,873	0.2
7,591	(1)	IPG Photonics Corp.	1,674,802	0.1
35,262		Jabil, Inc.	975,347	0.1
16,211		Jack Henry & Associates, Inc.	2,113,266	0.1
72,790		Juniper Networks, Inc.	1,995,902	0.1
39,432	(1)	Keysight Technologies, Inc.	2,327,671	0.1
32,866		KLA-Tencor Corp.	3,369,751	0.2
34,560		Lam Research Corp.	5,973,696	0.4
30,130		Leidos Holdings, Inc.	1,777,670	0.1
5,073		Littelfuse, Inc.	1,157,557	0.1
10,824		LogMeIn, Inc.	1,117,578	0.1
13,974	(1)	Manhattan Associates, Inc.	656,918	0.0
83,921		Marvell Technology Group Ltd.	1,799,266	0.1
10,876	(1)	Match Group, Inc.	421,336	0.0
58,637		Maxim Integrated Products	3,439,646	0.2
48,471		Microchip Technology, Inc.	4,408,437	0.3
11,390		MKS Instruments, Inc.	1,090,023	0.1
8,566		Monolithic Power Systems, Inc.	1,145,017	0.1
34,153		Motorola Solutions, Inc.	3,974,385	0.3
23,256		National Instruments Corp.	976,287	0.1
24,844	(1)	NCR Corp.	744,823	0.0
56,563		NetApp, Inc.	4,441,892	0.3
61,920	(1)	Nuance Communications, Inc.	859,759	0.1
22,414	(1)	Nutanix, Inc.	1,155,890	0.1

See Accompanying Notes to Financial Statements

67

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
18,048	(1)	Okta, Inc.	909,078	0.1
89,197	(1)	ON Semiconductor Corp.	1,983,295	0.1
18,670	(1)	Palo Alto Networks, Inc.	3,836,125	0.2
67,645		Paychex, Inc.	4,623,536	0.3
10,451	(1),(2)	Paycom Software, Inc.	1,032,872	0.1
7,922		Pegasystems, Inc.	434,126	0.0
10,590	(1)	Proofpoint, Inc.	1,221,133	0.1
24,086	(1)	PTC, Inc.	2,259,508	0.1
34,627	(1)	Pure Storage, Inc.	826,893	0.1
26,606	(1)	Qorvo, Inc.	2,133,003	0.1
14,783	(1)	RealPage, Inc.	814,543	0.0
37,313	(1)	Red Hat, Inc.	5,013,748	0.3
13,998	(1)	RingCentral, Inc.	984,759	0.1
50,324		Sabre Corp.	1,239,983	0.1
36,911	(1)	ServiceNow, Inc.	6,366,040	0.4
38,290		Skyworks Solutions, Inc.	3,700,729	0.2
30,518	(1)	Splunk, Inc.	3,024,639	0.2
60,273	(1)	Square, Inc.	3,715,228	0.2
43,436		SS&C Technologies Holdings, Inc.	2,254,328	0.1
7,522		Switch, Inc.	91,543	0.0
130,445		Symantec Corp.	2,693,689	0.2
31,176	(1)	Synopsys, Inc.	2,667,730	0.2
14,265	(1)	Tableau Software, Inc.	1,394,404	0.1
23,789	(1)	Take-Two Interactive Software, Inc.	2,815,666	0.2
25,449	(1)	Teradata Corp.	1,021,777	0.1
40,264		Teradyne, Inc.	1,532,850	0.1
37,920		Total System Services, Inc.	3,204,998	0.2
52,529	(1)	Trimble, Inc.	1,725,052	0.1
15,076	(1)	Twilio, Inc.	844,558	0.1
149,130	(1)	Twitter, Inc.	6,512,507	0.4
7,929	(1)	Tyler Technologies, Inc.	1,761,031	0.1
4,051	(1),(2)	Ubiquiti Networks, Inc.	343,201	0.0
6,279	(1)	Ultimate Software Group, Inc.	1,615,650	0.1
8,954	(2)	Universal Display Corp.	770,044	0.0
22,179	(1)	VeriSign, Inc.	3,047,838	0.2
22,888		Versum Materials, Inc.	850,289	0.1
63,157		Western Digital Corp.	4,888,983	0.3
97,065		Western Union Co.	1,973,331	0.1
8,686	(1)	WEX, Inc.	1,654,509	0.1
30,593	(1)	Workday, Inc.	3,705,424	0.2
61,539	(1)	Worldpay, Inc.	5,032,659	0.3
46,997		Xerox Corp.	1,127,928	0.1
53,672		Xilinx, Inc.	3,502,635	0.2
11,112	(1)	Zebra Technologies Corp.	1,591,794	0.1
21,633	(1)	Zendesk, Inc.	1,178,782	0.1
11,712	(1)	Zillow Group, Inc. - Class A	699,792	0.0
24,031	(1),(2)	Zillow Group, Inc. - Class C	1,419,271	0.1
161,092	(1)	Zynga, Inc.	655,644	0.0
			281,901,760	18.2

		Materials: 5.4%
23,211	(2)	Albemarle Corp.	2,189,494	0.1
39,357	(1)	Alcoa Corp.	1,845,056	0.1
13,093		Aptargroup, Inc.	1,222,624	0.1
3,890		Ardagh Group SA	64,652	0.0
13,124		Ashland Global Holdings, Inc.	1,026,034	0.1
18,474		Avery Dennison Corp.	1,886,195	0.1
45,381	(1)	Axalta Coating Systems Ltd.	1,375,498	0.1
72,451		Ball Corp.	2,575,633	0.2
19,066		Bemis Co., Inc.	804,776	0.1
27,732	(1)	Berry Plastics Group, Inc.	1,274,008	0.1
12,771		Cabot Corp.	788,865	0.0
28,590		Celanese Corp.	3,175,205	0.2
49,123		CF Industries Holdings, Inc.	2,181,061	0.1
37,496		Chemours Co.	1,663,323	0.1
27,222	(1)	Crown Holdings, Inc.	1,218,457	0.1
13,147		Domtar Corp.	627,638	0.0
9,939		Eagle Materials, Inc.	1,043,297	0.1
30,026		Eastman Chemical Co.	3,001,399	0.2
28,241		FMC Corp.	2,519,380	0.2
304,970		Freeport-McMoRan, Inc.	5,263,782	0.3
65,137		Graphic Packaging Holding Co.	945,138	0.1
45,944		Huntsman Corp.	1,341,565	0.1
16,632		International Flavors & Fragrances, Inc.	2,061,703	0.1
87,261		International Paper Co.	4,544,553	0.3
13,236		Martin Marietta Materials, Inc.	2,955,996	0.2
73,964		Mosaic Co.	2,074,690	0.1
1,675		NewMarket Corp.	677,537	0.0
112,342		Newmont Mining Corp.	4,236,417	0.3
67,041		Nucor Corp.	4,190,062	0.3
35,138		Olin Corp.	1,009,163	0.1
34,052	(1)	Owens-Illinois, Inc.	572,414	0.0
19,688		Packaging Corp. of America	2,200,921	0.1
46,737	(1)	Platform Specialty Products Corp.	542,149	0.0
14,776		Reliance Steel & Aluminum Co.	1,293,491	0.1
13,721		Royal Gold, Inc.	1,273,858	0.1
27,654		RPM International, Inc.	1,612,781	0.1
8,466	(2)	Scotts Miracle-Gro Co.	704,033	0.0
33,831		Sealed Air Corp.	1,436,126	0.1
16,289		Silgan Holdings, Inc.	437,034	0.0
20,706		Sonoco Products Co.	1,087,065	0.1
47,652		Steel Dynamics, Inc.	2,189,609	0.1
37,130		United States Steel Corp.	1,290,267	0.1
41,216		Valvoline, Inc.	889,029	0.1
27,695		Vulcan Materials Co.	3,574,317	0.2
7,663		Westlake Chemical Corp.	824,769	0.1
53,540		WestRock Co.	3,052,851	0.2
13,983		WR Grace & Co.	1,025,094	0.1
			83,789,009	5.4

		Real Estate: 8.9%
21,449		Alexandria Real Estate Equities, Inc.	2,706,220	0.2
28,684		American Campus Communities, Inc.	1,229,970	0.1
54,447		American Homes 4 Rent	1,207,634	0.1
32,880		Apartment Investment & Management Co. - Class A	1,390,824	0.1
45,614		Apple Hospitality REIT, Inc.	815,578	0.1
29,094		AvalonBay Communities, Inc.	5,000,968	0.3

See Accompanying Notes to Financial Statements

68

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
32,549		Boston Properties, Inc.	4,082,296	0.3
36,978		Brandywine Realty Trust	624,189	0.0
63,521		Brixmor Property Group, Inc.	1,107,171	0.1
18,698		Camden Property Trust	1,703,949	0.1
66,943	(1)	CBRE Group, Inc.	3,195,859	0.2
102,550		Colony Capital, Inc.	639,912	0.0
24,910		Columbia Property Trust, Inc.	565,706	0.0
7,187		Coresite Realty Corp.	796,463	0.0
21,498		Corporate Office Properties Trust SBI MD	623,227	0.0
38,282		CubeSmart	1,233,446	0.1
20,641		CyrusOne, Inc.	1,204,609	0.1
19,855		DCT Industrial Trust, Inc.	1,324,924	0.1
32,135		DDR Corp.	575,216	0.0
43,320		Digital Realty Trust, Inc.	4,833,646	0.3
33,818		Douglas Emmett, Inc.	1,358,807	0.1
75,144		Duke Realty Corp.	2,181,430	0.1
28,378		Empire State Realty Trust, Inc.	485,264	0.0
15,526		EPR Properties	1,005,930	0.1
24,724	(1)	Equity Commonwealth	778,806	0.0
17,827		Equity Lifestyle Properties, Inc.	1,638,301	0.1
75,633		Equity Residential	4,817,066	0.3
13,851		Essex Property Trust, Inc.	3,311,359	0.2
25,700		Extra Space Storage, Inc.	2,565,117	0.2
15,343		Federal Realty Investment Trust	1,941,657	0.1
44,837		Forest City Realty Trust, Inc.	1,022,732	0.1
42,453		Gaming and Leisure Properties, Inc.	1,519,817	0.1
131,025		GGP, Inc.	2,676,841	0.2
99,091		HCP, Inc.	2,558,530	0.2
42,941		Healthcare Trust of America, Inc.	1,157,689	0.1
21,404		Highwoods Properties, Inc.	1,085,825	0.1
34,269		Hospitality Properties Trust	980,436	0.1
154,295		Host Hotels & Resorts, Inc.	3,250,996	0.2
8,172	(1)	Howard Hughes Corp.	1,082,790	0.1
32,457		Hudson Pacific Properties, Inc.	1,149,952	0.1
62,909		Invitation Homes, Inc.	1,450,682	0.1
59,822		Iron Mountain, Inc.	2,094,368	0.1
21,593		JBG SMITH Properties	787,497	0.0
9,549		Jones Lang LaSalle, Inc.	1,585,039	0.1
20,408		Kilroy Realty Corp.	1,543,661	0.1
85,632		Kimco Realty Corp.	1,454,888	0.1
17,545		Lamar Advertising Co.	1,198,499	0.1
31,054		Liberty Property Trust	1,376,624	0.1
9,650		Life Storage, Inc.	939,041	0.1
28,642		Macerich Co.	1,627,725	0.1
76,412		Medical Properties Trust, Inc.	1,072,824	0.1
23,889		Mid-America Apartment Communities, Inc.	2,404,906	0.2
32,246		National Retail Properties, Inc.	1,417,534	0.1
41,259	(2)	Omega Healthcare Investors, Inc.	1,279,029	0.1
29,181		Outfront Media, Inc.	567,570	0.0
43,653		Paramount Group, Inc.	672,256	0.0
42,325		Park Hotels & Resorts, Inc.	1,296,415	0.1
27,157		Rayonier, Inc.	1,050,704	0.1
26,728	(2)	Realogy Holdings Corp.	609,398	0.0
59,931		Realty Income Corp.	3,223,688	0.2
31,997		Regency Centers Corp.	1,986,374	0.1
46,140		Retail Properties of America, Inc.	589,669	0.0
23,999	(1)	SBA Communications Corp.	3,962,715	0.3
49,522		Senior Housing Properties Trust	895,853	0.1
17,997		SL Green Realty Corp.	1,809,238	0.1
90,095		Spirit Realty Capital, Inc.	723,463	0.0
37,545		STORE Capital Corp.	1,028,733	0.1
16,422		Sun Communities, Inc.	1,607,385	0.1
12,476		Taubman Centers, Inc.	733,090	0.0
55,899		UDR, Inc.	2,098,448	0.1
34,720	(1),(2)	Uniti Group, Inc.	695,442	0.0
75,018		Ventas, Inc.	4,272,275	0.3
204,243		VEREIT, Inc.	1,519,568	0.1
57,471		VICI Properties, Inc.	1,186,201	0.1
36,317		Vornado Realty Trust	2,684,553	0.2
25,148		Weingarten Realty Investors	774,810	0.0
78,448		Welltower, Inc.	4,917,905	0.3
159,600		Weyerhaeuser Co.	5,819,016	0.4
22,290		WP Carey, Inc.	1,478,941	0.1
			137,867,179	8.9

		Telecommunication Services: 0.4%
201,516		CenturyLink, Inc.	3,756,258	0.2
135,680	(1)	Sprint Corp.	738,099	0.1
20,563		Telephone & Data Systems, Inc.	563,838	0.0
2,731	(1)	United States Cellular Corp.	101,156	0.0
41,873	(1)	Zayo Group Holdings, Inc.	1,527,527	0.1
			6,686,878	0.4

		Utilities: 6.0%
139,283		AES Corp.	1,867,785	0.1
48,775		Alliant Energy Corp.	2,064,158	0.1
51,241		Ameren Corp.	3,118,015	0.2
37,548		American Water Works Co., Inc.	3,205,848	0.2
37,486		Aqua America, Inc.	1,318,758	0.1
22,928		Atmos Energy Corp.	2,066,730	0.1
11,815		Avangrid, Inc.	625,368	0.0
90,948		Centerpoint Energy, Inc.	2,520,169	0.2
59,345		CMS Energy Corp.	2,805,832	0.2
65,629		Consolidated Edison, Inc.	5,117,749	0.3
38,113		DTE Energy Co.	3,949,650	0.3
66,966		Edison International	4,236,939	0.3
38,103		Entergy Corp.	3,078,341	0.2
57,071		Evergy, Inc.	3,204,537	0.2
66,727		Eversource Energy	3,910,869	0.3
100,521		FirstEnergy Corp.	3,609,709	0.2
22,794		Hawaiian Electric Industries	781,834	0.0

See Accompanying Notes to Financial Statements

69

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
40,855		MDU Resources Group, Inc.	1,171,721	0.1
17,100		National Fuel Gas Co.	905,616	0.1
76,366		NiSource, Inc.	2,006,899	0.1
66,266		NRG Energy, Inc.	2,034,366	0.1
42,008		OGE Energy Corp.	1,479,102	0.1
108,960		PG&E Corp.	4,637,338	0.3
23,519		Pinnacle West Capital Corp.	1,894,691	0.1
147,627		PPL Corp.	4,214,751	0.3
106,330		Public Service Enterprise Group, Inc.	5,756,706	0.4
30,016		SCANA Corp.	1,156,216	0.1
55,724		Sempra Energy	6,470,114	0.4
36,382		UGI Corp.	1,894,411	0.1
17,525		Vectren Corp.	1,252,161	0.1
86,331	(1)	Vistra Energy Corp.	2,042,591	0.1
66,511		WEC Energy Group, Inc.	4,299,936	0.3
107,215		Xcel Energy, Inc.	4,897,581	0.3
			93,596,491	6.0

	Total Common Stock (Cost $787,740,237)		1,549,607,108	99.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Securities Lending Collateral(4): 2.0%
7,257,668	Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.10%, due 07/02/18 (Repurchase Amount $7,258,921, collateralized by various U.S. Government Agency Obligations, 3.000%-4.500%, Market Value plus accrued interest $7,402,821, due 06/01/46-05/15/58)	7,257,668	0.4
7,257,668	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $7,259,028, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $7,402,823, due 11/15/42-08/15/44)	7,257,668	0.5
7,257,668	MUFG Securities America Inc., Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $7,258,933, collateralized by various U.S. Government Agency Obligations, 2.430%-6.000%, Market Value plus accrued interest $7,402,821, due 02/01/21-10/15/58)	7,257,668	0.5
1,526,267	Nomura Securities, Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $1,526,533, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,556,792, due 07/15/18-05/20/68)	1,526,267	0.1
7,257,668	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $7,259,040, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,402,876, due 07/15/19-02/15/48)	7,257,668	0.5
		30,556,939	2.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
7,736,000	(5) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810%
	(Cost $7,736,000)	7,736,000	0.5

	Total Short-Term Investments (Cost $38,292,939)	38,292,939	2.5

	Total Investments in Securities (Cost $826,033,176)	$1,587,900,047	102.3
	Liabilities in Excess of Other Assets	(35,049,038)	(2.3)
	Net Assets	$1,552,851,009	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

70

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

71

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Consumer Discretionary: 13.0%
10,505	(1)	1-800-Flowers.com, Inc.	131,838	0.0
27,364		Aarons, Inc.	1,188,966	0.1
27,123		Abercrombie & Fitch Co.	663,971	0.1
11,859		Acushnet Holdings Corp.	290,071	0.0
24,455	(1)	Adtalem Global Education, Inc.	1,176,285	0.1
21,569	(2)	AMC Entertainment Holdings, Inc.	342,947	0.0
42,889	(1)	American Axle & Manufacturing Holdings, Inc.	667,353	0.1
64,614		American Eagle Outfitters, Inc.	1,502,275	0.2
22,952	(1)	American Outdoor Brands Corp.	276,113	0.0
6,759	(1)	American Public Education, Inc.	284,554	0.0
3,143	(1)	America's Car-Mart, Inc.	194,552	0.0
7,742	(1)	Asbury Automotive Group, Inc.	530,714	0.1
71,577	(1)	Ascena Retail Group, Inc.	285,234	0.0
9,900	(1)	At Home Group, Inc.	387,585	0.1
5,583	(1)	AV Homes, Inc.	119,476	0.0
16,588	(1)	Barnes & Noble Education, Inc.	93,556	0.0
25,241		Barnes & Noble, Inc.	160,280	0.0
5,200		Bassett Furniture Industries, Inc.	143,260	0.0
20,414		BBX Capital Corp.	184,338	0.0
13,471	(1)	Beazer Homes USA, Inc.	198,697	0.0
50,105		Bed Bath & Beyond, Inc.	998,342	0.1
39,368	(1)	Belmond Ltd.	438,953	0.1
7,936	(2)	Big 5 Sporting Goods Corp.	60,314	0.0
16,733	(2)	Big Lots, Inc.	699,105	0.1
46	(1)	Biglari Holdings, Inc.	43,700	0.0
464	(1)	Biglari Holdings, Inc.	85,139	0.0
8,235		BJ's Restaurants, Inc.	494,100	0.1
35,922		Bloomin Brands, Inc.	722,032	0.1
5,638	(1),(2)	Bojangles', Inc.	81,187	0.0
7,732	(1)	Boot Barn Holdings, Inc.	160,439	0.0
3,084	(1),(2)	Boston Omaha Corp.	64,980	0.0
33,912		Boyd Gaming Corp.	1,175,390	0.1
18,319	(2)	Brinker International, Inc.	871,984	0.1
12,082	(2)	Buckle, Inc.	325,006	0.0
17,358		Caleres, Inc.	596,942	0.1
38,450		Callaway Golf Co.	729,396	0.1
6,626	(1)	Cambium Learning Group, Inc.	73,880	0.0
13,200	(2)	Camping World Holdings, Inc.	329,736	0.0
5,039		Capella Education Co.	497,349	0.1
29,431	(1)	Career Education Corp.	475,899	0.1
16,122	(1),(2)	Carrols Restaurant Group, Inc.	239,412	0.0
11,323	(1),(2)	Carvana Co.	471,037	0.1
10,058		Cato Corp.	247,628	0.0
3,493	(1)	Cavco Industries, Inc.	725,321	0.1
40,362	(1)	Central European Media Enterprises Ltd.	167,502	0.0
10,370	(1)	Century Communities, Inc.	327,173	0.0
16,485	(2)	Cheesecake Factory	907,664	0.1
41,189	(1),(2)	Chegg, Inc.	1,144,642	0.1
50,711		Chico's FAS, Inc.	412,788	0.1
6,860		Childrens Place, Inc./The	828,688	0.1
5,407		Churchill Downs, Inc.	1,603,176	0.2
7,536	(1)	Chuy's Holdings, Inc.	231,355	0.0
6,165		Citi Trends, Inc.	169,168	0.0
14,582		Clear Channel Outdoor Holdings, Inc.	62,703	0.0
7,737	(1),(2)	Conn's, Inc.	255,321	0.0
9,618	(1)	Container Store Group, Inc.	80,887	0.0
20,047		Cooper Tire & Rubber Co.	527,236	0.1
6,936	(1)	Cooper-Standard Holdings, Inc.	906,327	0.1
19,066		Core-Mark Holding Co., Inc.	432,798	0.1
7,480	(2)	Cracker Barrel Old Country Store, Inc.	1,168,451	0.1
28,822	(1)	CROCS, Inc.	507,555	0.1
6,414		Culp, Inc.	157,464	0.0
691	(1),(2)	Daily Journal Corp.	159,068	0.0
57,081		Dana, Inc.	1,152,465	0.1
16,100	(1)	Dave & Buster's Entertainment, Inc.	766,360	0.1
12,662	(1)	Deckers Outdoor Corp.	1,429,413	0.2
9,797	(1)	Del Frisco's Restaurant Group, Inc.	123,442	0.0
12,007	(1)	Del Taco Restaurants, Inc.	170,259	0.0
29,744	(1)	Denny's Corp.	473,822	0.1
5,492	(2)	Dillard's, Inc.	518,994	0.1
7,038	(2)	Dine Brands Global, Inc.	526,442	0.1
10,629	(1)	Dorman Products, Inc.	726,067	0.1
24,295	(1)	Drive Shack, Inc.	187,557	0.0
25,771		DSW, Inc.	665,407	0.1
4,639	(1),(2)	Duluth Holdings, Inc.	110,362	0.0
9,713	(1)	El Pollo Loco Holdings, Inc.	110,728	0.0
25,280	(1),(2)	Eldorado Resorts, Inc.	988,448	0.1
9,283		Emerald Expositions Events, Inc.	191,230	0.0
52,963	(2)	Entercom Communications Corp.	399,871	0.1
28,885		Entravision Communications Corp.	144,425	0.0
12,478	(1),(2)	Eros International PLC	162,214	0.0
9,990		Ethan Allen Interiors, Inc.	244,755	0.0
24,648		EW Scripps Co.	330,037	0.0
30,953	(1),(2)	Express, Inc.	283,220	0.0
10,977	(1)	Fiesta Restaurant Group, Inc.	315,040	0.0
21,947	(1)	Five Below, Inc.	2,144,441	0.2
3,544		Flexsteel Industries, Inc.	141,406	0.0
17,895	(1),(2)	Fossil Group, Inc.	480,839	0.1
14,164	(1)	Fox Factory Holding Corp.	659,334	0.1
14,857	(1)	Francesca's Holdings Corp.	112,170	0.0
3,982	(1)	Gaia, Inc.	80,636	0.0

See Accompanying Notes to Financial Statements

72

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
37,620	(2)	GameStop Corp.	548,123	0.1
44,726		Gannett Co., Inc.	478,568	0.1
8,134	(1)	Genesco, Inc.	322,920	0.0
15,224	(1)	Gentherm, Inc.	598,303	0.1
17,337	(1)	G-III Apparel Group Ltd.	769,763	0.1
34,003	(1),(2)	GNC Holdings, Inc.	119,691	0.0
6,938	(1)	Golden Entertainment, Inc.	187,257	0.0
43,017	(1),(2)	GoPro, Inc.	277,029	0.0
32,348	(1)	Gray Television, Inc.	511,098	0.1
12,287	(1)	Green Brick Partners, Inc.	120,413	0.0
7,886		Group 1 Automotive, Inc.	496,818	0.1
170,112	(1),(2)	Groupon, Inc.	731,482	0.1
23,720		Guess?, Inc.	507,608	0.1
7,157	(1),(2)	Habit Restaurants, Inc.	71,570	0.0
2,652		Hamilton Beach Brands Holding Co.	77,041	0.0
8,866		Haverty Furniture Cos., Inc.	191,506	0.0
10,912	(1)	Helen of Troy Ltd.	1,074,286	0.1
8,399	(1),(2)	Hibbett Sports, Inc.	192,337	0.0
4,832		Hooker Furniture Corp.	226,621	0.0
44,092	(1)	Houghton Mifflin Harcourt Co.	337,304	0.0
50,228	(1)	Hovnanian Enterprises, Inc.	81,872	0.0
13,816	(1)	Hudson Ltd.	241,642	0.0
43,021		ILG, Inc.	1,420,984	0.2
22,934	(1)	Imax Corp.	507,988	0.1
9,038	(1)	Installed Building Products, Inc.	511,099	0.1
10,246		International Speedway Corp.	457,996	0.1
10,931	(1),(2)	iRobot Corp.	828,242	0.1
7,979	(1)	J Alexander's Holdings, Inc.	88,966	0.0
8,169	(1)	J. Jill, Inc.	76,298	0.0
11,600		Jack in the Box, Inc.	987,392	0.1
125,969	(1),(2)	JC Penney Co., Inc.	294,767	0.0
1,971		Johnson Outdoors, Inc.	166,609	0.0
16,239	(1)	K12, Inc.	265,832	0.0
34,329		KB Home	935,122	0.1
7,089	(1)	Kirkland's, Inc.	82,516	0.0
5,493	(1)	Lands' End, Inc.	153,255	0.0
20,383	(1)	Laureate Education Inc.- Class A	292,088	0.0
19,007		La-Z-Boy, Inc.	581,614	0.1
9,647		LCI Industries	869,677	0.1
7,379	(1),(2)	LGI Homes, Inc.	425,990	0.1
20,747	(1)	Liberty Expedia Holdings, Inc.	911,623	0.1
43,871	(1)	Liberty Latin America Ltd.	850,220	0.1
16,384	(1),(2)	Liberty Latin America Ltd.	313,262	0.0
19,446	(1),(2)	Liberty Media Corp. - Braves C	502,874	0.1
28,439	(1)	Liberty TripAdvisor Holdings, Inc.	457,868	0.1
6,146		Lifetime Brands, Inc.	77,747	0.0
9,530		Lithia Motors, Inc.	901,252	0.1
6,043	(1)	Loral Space & Communications, Inc.	227,217	0.0
11,259	(1),(2)	Lumber Liquidators Holdings, Inc.	274,157	0.0
11,740	(1)	M/I Homes, Inc.	310,875	0.0
8,735	(1)	Malibu Boats, Inc.	366,346	0.0
10,104		Marcus Corp.	328,380	0.0
9,346	(1)	MarineMax, Inc.	177,107	0.0
8,723	(2)	Marriott Vacations Worldwide Corp.	985,350	0.1
6,941	(1)	MCBC Holdings, Inc.	200,942	0.0
18,069		MDC Holdings, Inc.	555,983	0.1
25,906	(1)	MDC Partners, Inc.	119,168	0.0
15,657		Meredith Corp.	798,507	0.1
15,472	(1)	Meritage Homes Corp.	679,994	0.1
20,616	(1)	Modine Manufacturing Co.	376,242	0.0
3,433	(1)	Monarch Casino & Resort, Inc.	151,224	0.0
12,563		Monro, Inc.	729,910	0.1
8,284	(1),(2)	Motorcar Parts of America, Inc.	154,994	0.0
6,857		Movado Group, Inc.	331,193	0.0
24,570	(1)	MSG Networks, Inc.	588,452	0.1
11,599	(1)	Murphy USA, Inc.	861,690	0.1
1,128		Nathan's Famous, Inc.	106,145	0.0
31,149		National CineMedia, Inc.	261,652	0.0
13,312	(1)	National Vision Holdings, Inc.	486,820	0.1
13,560	(1)	Nautilus, Inc.	212,892	0.0
23,267		New Media Investment Group, Inc.	429,974	0.1
51,754		New York Times Co.	1,340,429	0.2
17,971	(2)	Nexstar Media Group, Inc.	1,319,071	0.2
6,208	(1),(2)	Noodles & Co.	76,358	0.0
12,247		NutriSystem, Inc.	471,510	0.1
216,388		Office Depot, Inc.	551,789	0.1
19,014	(1)	Ollie's Bargain Outlet Holdings, Inc.	1,378,515	0.2
8,133	(1),(2)	Overstock.com, Inc.	273,675	0.0
6,623		Oxford Industries, Inc.	549,577	0.1
10,201		Papa John's International, Inc.	517,395	0.1
12,928	(1)	Party City Holdco, Inc.	197,152	0.0
34,329	(1)	Penn National Gaming, Inc.	1,153,111	0.1
6,571	(1)	Perry Ellis International, Inc.	178,534	0.0
8,188	(2)	PetMed Express, Inc.	360,681	0.0
11,538		Pico Holdings, Inc.	134,418	0.0
30,054		Pier 1 Imports, Inc.	71,529	0.0
22,423	(1)	Pinnacle Entertainment, Inc.	756,328	0.1
35,740	(1)	Planet Fitness, Inc.	1,570,416	0.2
4,706	(1)	PlayAGS, Inc.	127,391	0.0
11,413	(1)	Potbelly Corp.	147,798	0.0
3,183		RCI Hospitality Holdings, Inc.	100,742	0.0
5,310	(1)	Red Robin Gourmet Burgers, Inc.	247,446	0.0
28,228		Red Rock Resorts, Inc.	945,638	0.1
16,668	(1)	Regis Corp.	275,689	0.0
17,248		Rent-A-Center, Inc.	253,891	0.0
7,998	(1),(2)	RH	1,117,321	0.1
2,653		Rocky Brands, Inc.	79,590	0.0
17,006	(1)	Roku, Inc.	724,796	0.1
13,693		Ruth's Hospitality Group, Inc.	384,089	0.1
45,071	(1)	Sally Beauty Holdings, Inc.	722,488	0.1
11,559		Scholastic Corp.	512,179	0.1
22,070	(1),(2)	Scientific Games Corp.	1,084,741	0.1

See Accompanying Notes to Financial Statements

73

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
27,438	(1),(2)	SeaWorld Entertainment, Inc.	598,697	0.1
9,415	(1),(2)	Shake Shack, Inc.	623,085	0.1
3,650	(2)	Shoe Carnival, Inc.	118,443	0.0
13,513	(1)	Shutterfly, Inc.	1,216,575	0.1
22,989		Signet Jewelers Ltd.	1,281,637	0.1
28,714		Sinclair Broadcast Group, Inc.	923,155	0.1
2,431		Skyline Corp.	85,182	0.0
16,053	(1)	Sleep Number Corp.	465,858	0.1
10,674		Sonic Automotive, Inc.	219,884	0.0
16,076	(2)	Sonic Corp.	553,336	0.1
15,306	(1)	Sotheby's	831,728	0.1
6,307		Speedway Motorsports, Inc.	109,490	0.0
17,638	(1),(2)	Sportsman's Warehouse Holdings, Inc.	90,307	0.0
9,198		Standard Motor Products, Inc.	444,631	0.1
23,667		Steven Madden Ltd.	1,256,718	0.1
11,505	(1)	Stoneridge, Inc.	404,286	0.1
4,638		Strayer Education, Inc.	524,140	0.1
6,668	(2)	Sturm Ruger & Co., Inc.	373,408	0.0
10,627	(2)	Superior Industries International	190,223	0.0
19,841		Tailored Brands, Inc.	506,342	0.1
44,638	(1)	Taylor Morrison Home Corp.	927,578	0.1
79,264		TEGNA, Inc.	860,014	0.1
20,053		Tenneco, Inc.	881,530	0.1
26,280		Texas Roadhouse, Inc.	1,721,603	0.2
14,617		Tile Shop Holdings, Inc.	112,551	0.0
5,225		Tilly's, Inc.	79,159	0.0
14,310	(1)	TopBuild Corp.	1,121,045	0.1
8,801		Tower International, Inc.	279,872	0.0
6,373	(1)	Town Sports International Holdings, Inc.	92,727	0.0
60,940	(1)	TRI Pointe Group, Inc.	996,978	0.1
9,428	(1)	tronc, Inc.	162,916	0.0
18,660		Tupperware Brands Corp.	769,538	0.1
3,287	(1),(2)	Turtle Beach Corp.	66,792	0.0
7,657	(1)	Unifi, Inc.	242,727	0.0
5,865	(1)	Universal Electronics, Inc.	193,838	0.0
9,419	(1)	Vera Bradley, Inc.	132,243	0.0
23,839	(1)	Vista Outdoor, Inc.	369,266	0.0
10,016	(1),(2)	Vuzix Corp.	74,619	0.0
15,174	(1)	Weight Watchers International, Inc.	1,534,091	0.2
3,766		Weyco Group, Inc.	137,082	0.0
10,928	(1),(2)	WideOpenWest, Inc.	105,564	0.0
11,655	(1)	William Lyon Homes	270,396	0.0
11,653		Wingstop, Inc.	607,354	0.1
12,817		Winnebago Industries	520,370	0.1
37,635		Wolverine World Wide, Inc.	1,308,569	0.2
17,159	(2)	World Wrestling Entertainment, Inc.	1,249,518	0.1
11,015	(1)	Zagg, Inc.	190,560	0.0
8,068	(1),(2)	Zoes Kitchen, Inc.	78,744	0.0
8,060	(1)	Zumiez, Inc.	201,903	0.0
			117,688,992	13.0

		Consumer Staples: 2.7%
43,004	(1)	22nd Century Group, Inc.	105,790	0.0
4,413	(1),(2)	Alliance One International, Inc.	69,946	0.0
11,761		Andersons, Inc.	402,226	0.0
26,303	(2)	B&G Foods, Inc.	786,460	0.1
3,369	(1)	Boston Beer Co., Inc.	1,009,689	0.1
6,433	(2)	Calavo Growers, Inc.	618,533	0.1
12,251	(1)	Cal-Maine Foods, Inc.	561,708	0.1
52,875	(1)	Castle Brands, Inc.	62,921	0.0
19,008	(1)	Central Garden & Pet Co. - A	769,254	0.1
9,323	(1)	Chefs' Warehouse Holdings, Inc.	265,706	0.0
1,964		Coca-Cola Bottling Co. Consolidated	265,395	0.0
5,020	(1)	Craft Brew Alliance, Inc.	103,663	0.0
65,774	(1)	Darling Ingredients, Inc.	1,307,587	0.2
36,965		Dean Foods Co.	388,502	0.0
19,395	(1)	Edgewell Personal Care Co.	978,672	0.1
8,215	(1),(2)	elf Beauty, Inc.	125,197	0.0
4,078	(1)	Farmer Bros Co.	124,583	0.0
12,871		Fresh Del Monte Produce, Inc.	573,403	0.1
10,285	(1)	Freshpet, Inc.	282,323	0.0
37,294	(1)	Hostess Brands, Inc.	507,198	0.1
50,149	(1)	HRG Group, Inc.	656,450	0.1
6,501		Ingles Markets, Inc.	206,732	0.0
7,407		Inter Parfums, Inc.	396,275	0.0
6,035		J&J Snack Foods Corp.	920,157	0.1
3,854		John B Sanfilippo & Son, Inc.	286,930	0.0
7,249		Lancaster Colony Corp.	1,003,407	0.1
12,937	(1)	Landec Corp.	192,761	0.0
4,058		Limoneira Co.	99,867	0.0
4,448		Medifast, Inc.	712,392	0.1
5,445		MGP Ingredients, Inc.	483,570	0.1
4,849	(1),(2)	National Beverage Corp.	518,358	0.1
4,412	(2)	Natural Health Trends Corp.	110,388	0.0
38,991	(1)	Performance Food Group Co.	1,430,970	0.2
9,145		Pricesmart, Inc.	827,623	0.1
11,084	(1)	Primo Water Corp.	193,859	0.0
5,091	(1),(2)	Revlon, Inc. - Class A	89,347	0.0
406,267	(1)	Rite Aid Corp.	702,842	0.1
8,304		Sanderson Farms, Inc.	873,166	0.1
3,682	(1)	Seneca Foods Corp.	99,414	0.0
17,210	(1),(2)	Simply Good Foods Co/The	248,512	0.0
10,390	(1)	Smart & Final Stores, Inc.	57,665	0.0
15,985		SpartanNash Co.	407,937	0.1
15,985	(1)	SUPERVALU, Inc.	328,012	0.0
7,922	(2)	Tootsie Roll Industries, Inc.	244,394	0.0
3,066		Turning Point Brands, Inc.	97,805	0.0
20,388	(1)	United Natural Foods, Inc.	869,752	0.1
9,995		Universal Corp.	660,170	0.1
4,956	(1)	USANA Health Sciences, Inc.	571,427	0.1
38,962	(2)	Vector Group Ltd.	743,395	0.1
5,692		WD-40 Co.	832,455	0.1
4,554		Weis Markets, Inc.	242,910	0.0
			24,417,698	2.7

See Accompanying Notes to Financial Statements

74

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: 4.9%
66,290	(1)	Abraxas Petroleum Corp.	191,578	0.0
30,387	(1),(2)	Alta Mesa Resources, Inc.	206,935	0.0
12,469	(1)	Amyris, Inc.	79,677	0.0
7,665		Arch Coal, Inc.	601,166	0.1
54,710		Archrock, Inc.	656,520	0.1
14,753	(1)	Ardmore Shipping Corp.	120,975	0.0
8,014	(1)	Basic Energy Services, Inc.	89,036	0.0
8,669	(1)	Bonanza Creek Energy, Inc.	328,295	0.1
13,444	(2)	Bristow Group, Inc.	189,695	0.0
24,182	(1)	C&J Energy Services, Inc.	570,695	0.1
9,585	(1)	Cactus, Inc.	323,877	0.1
17,824	(1),(2)	California Resources Corp.	809,923	0.1
89,794	(1)	Callon Petroleum Co.	964,388	0.1
9,466	(1),(2)	CARBO Ceramics, Inc.	86,803	0.0
30,798	(1)	Carrizo Oil & Gas, Inc.	857,724	0.1
54,979	(1)	Clean Energy Fuels Corp.	202,872	0.0
31,246	(1)	Cloud Peak Energy, Inc.	109,049	0.0
10,910	(1)	CONSOL Energy, Inc.	418,398	0.1
13,104	(1),(2)	Covia Holdings Corp.	243,210	0.0
6,056		CVR Energy, Inc.	224,011	0.0
9,493	(1)	Dawson Geophysical Co.	74,995	0.0
33,232		Delek US Holdings, Inc.	1,667,249	0.2
171,698	(1)	Denbury Resources, Inc.	825,867	0.1
40,811		DHT Holdings, Inc.	191,404	0.0
24,669	(1),(2)	Diamond Offshore Drilling	514,595	0.1
11,051	(1)	Dorian L.P.G Ltd.	84,430	0.0
15,277	(1)	Dril-Quip, Inc.	785,238	0.1
8,878	(1)	Earthstone Energy, Inc.	78,570	0.0
38,699	(1)	Eclipse Resources Corp.	61,918	0.0
34,207	(1),(2)	Energy Fuels, Inc./Canada	77,650	0.0
13,897	(1)	Energy XXI Gulf Coast, Inc.	122,849	0.0
12,968	(1)	EP Energy Corp.	38,904	0.0
12,268	(1)	Era Group, Inc.	158,871	0.0
10,656		Evolution Petroleum Corp.	104,962	0.0
1	(1)	EXCO Resources, Inc.	–	–
13,886	(1)	Exterran Corp.	347,705	0.1
31,986	(1)	Forum Energy Technologies, Inc.	395,027	0.1
27,272	(2)	Frank's International N.V.	212,722	0.0
32,821	(2)	Frontline Ltd./Bermuda	191,675	0.0
7,556	(1)	FTS International, Inc.	107,597	0.0
17,305		GasLog Ltd.	330,525	0.1
38,618	(2)	Golar LNG Ltd.	1,137,686	0.1
16,520		Green Plains, Inc.	302,316	0.0
66,136	(1)	Gulfport Energy Corp.	831,329	0.1
55,032	(1),(2)	Halcon Resources Corp.	241,590	0.0
58,279	(1)	Helix Energy Solutions Group, Inc.	485,464	0.1
43,255	(1)	HighPoint Resources Corp.	262,990	0.0
18,763	(1)	Independence Contract Drilling, Inc.	77,304	0.0
12,564	(1)	International Seaways, Inc.	290,731	0.0
4,070	(1)	ION Geophysical Corp.	98,901	0.0
24,570	(1),(2)	Jagged Peak Energy, Inc.	319,901	0.1
21,572	(1)	Keane Group, Inc.	294,889	0.0
5,060	(1)	Key Energy Services, Inc.	82,174	0.0
55,466	(1)	Laredo Petroleum, Inc.	533,583	0.1
5,164	(1),(2)	Liberty Oilfield Services, Inc.	96,670	0.0
20,088	(1)	Lilis Energy, Inc.	104,458	0.0
3,704	(1),(2)	Mammoth Energy Services, Inc.	125,788	0.0
38,858	(1)	Matador Resources Co.	1,167,683	0.1
11,780	(1)	Matrix Service Co.	216,163	0.0
71,702	(1)	McDermott International, Inc.	1,408,944	0.2
5,684	(1)	Midstates Petroleum Co., Inc.	77,359	0.0
1,740		Nacco Industries, Inc.	58,725	0.0
7,783	(1)	Natural Gas Services Group, Inc.	183,679	0.0
5,430	(1),(2)	NCS Multistage Holdings, Inc.	78,898	0.0
38,876	(1)	Newpark Resources, Inc.	421,805	0.1
2,807	(1)	Nine Energy Service, Inc.	92,968	0.0
95,341	(1)	Noble Corp. PLC	603,509	0.1
57,665	(2)	Nordic American Tankers Ltd.	154,542	0.0
39,057	(1)	Northern Oil And Gas, Inc.	123,030	0.0
106,068	(1)	Oasis Petroleum, Inc.	1,375,702	0.2
21,161	(1)	Ocean Rig UDW, Inc.	623,826	0.1
36,533		Oceaneering International, Inc.	930,130	0.1
22,588	(1)	Oil States International, Inc.	725,075	0.1
21,710	(1)	Overseas Shipholding Group, Inc.	84,235	0.0
7,528		Panhandle Oil and Gas, Inc.	143,785	0.0
14,783	(1)	Par Pacific Holdings, Inc.	256,929	0.0
26,430	(1)	PDC Energy, Inc.	1,597,693	0.2
31,069		Peabody Energy Corp.	1,413,018	0.2
6,044	(1)	Penn Virginia Corp.	513,075	0.1
7,127	(1)	PHI, Inc.	72,482	0.0
33,278	(1)	Pioneer Energy Services Corp.	194,676	0.0
27,299	(1)	ProPetro Holding Corp.	428,048	0.1
17,048	(1)	Renewable Energy Group, Inc.	304,307	0.0
8,982	(1),(2)	Resolute Energy Corp.	280,238	0.0
2,595	(1)	REX American Resources Corp.	210,117	0.0
7,027	(1)	RigNet, Inc.	72,378	0.0
22,706	(1)	Ring Energy, Inc.	286,550	0.0
49,538	(1)	Rowan Companies PLC	803,506	0.1
27,768	(1),(2)	Sanchez Energy Corp.	125,511	0.0
15,097	(1)	SandRidge Energy, Inc.	267,821	0.0
111,860		Scorpio Tankers, Inc.	314,327	0.0
7,276	(1)	SEACOR Holdings, Inc.	416,696	0.1
7,315	(1)	SEACOR Marine Holdings, Inc.	168,903	0.0
17,137	(1)	Select Energy Services, Inc.	249,001	0.0
30,278	(2)	SemGroup Corp. - Class A	769,061	0.1
29,365	(2)	Ship Finance International Ltd.	439,007	0.1

See Accompanying Notes to Financial Statements

75

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
3,404	(1)	SilverBow Resources, Inc.	98,308	0.0
9,431	(1),(2)	Smart Sand Inc.	50,079	0.0
10,678	(1),(2)	Solaris Oilfield Infrastructure, Inc.	152,589	0.0
226,170	(1)	Southwestern Energy Co.	1,198,701	0.1
97,477	(1)	SRC Energy, Inc.	1,074,197	0.1
61,287	(1)	Superior Energy Services	596,935	0.1
8,160	(1)	Talos Energy, Inc.	262,181	0.0
27,413	(2)	Teekay Corp.	212,451	0.0
63,186		Teekay Tankers Ltd. Class A	73,928	0.0
31,187	(1)	Tellurian, Inc.	259,476	0.0
49,988	(1)	Tetra Technologies, Inc.	222,447	0.0
8,459	(1)	Tidewater, Inc.	244,719	0.0
80,332	(1)	Ultra Petroleum Corp.	185,567	0.0
21,551	(1)	Unit Corp.	550,844	0.1
65,225	(1)	Uranium Energy Corp.	105,012	0.0
33,097		US Silica Holdings, Inc.	850,262	0.1
38,653	(1)	W&T Offshore, Inc.	276,369	0.0
19,360	(1)	WildHorse Resource Development Corp.	490,970	0.1
23,974		World Fuel Services Corp.	489,309	0.1
22,101	(1),(2)	Zion Oil & Gas, Inc.	89,620	0.0
			44,070,720	4.9

		Financials: 17.4%
8,807		1st Source Corp.	470,558	0.1
6,658		Access National Corp.	190,419	0.0
13,822		AG Mortgage Investment Trust, Inc.	259,715	0.0
6,910	(1),(2)	Allegiance Bancshares, Inc.	299,548	0.0
18,664	(1)	Ambac Financial Group, Inc.	370,480	0.0
35,777		American Equity Investment Life Holding Co.	1,287,972	0.1
15,444		Ameris Bancorp.	823,937	0.1
7,724		Amerisafe, Inc.	446,061	0.1
5,884		Ames National Corp.	181,521	0.0
42,344		Amtrust Financial Services, Inc.	616,952	0.1
55,577		Anworth Mortgage Asset Corp.	276,218	0.0
46,840		Apollo Commercial Real Estate Finance, Inc.	856,235	0.1
13,307		Arbor Realty Trust, Inc.	138,792	0.0
9,499		Ares Commercial Real Estate Corp.	131,181	0.0
13,143		Argo Group International Holdings Ltd.	764,265	0.1
17,205		ARMOUR Residential REIT, Inc.	392,446	0.1
7,512		Arrow Financial Corp.	273,437	0.0
18,172		Artisan Partners Asset Management, Inc.	547,886	0.1
1,758	(2)	Associated Capital Group, Inc.	66,716	0.0
11,496	(1)	Atlantic Capital Bancshares, Inc.	225,896	0.0
8,252		B. Riley Financial, Inc.	186,083	0.0
17,533	(2)	Banc of California, Inc.	342,770	0.0
7,883		Bancfirst Corp.	466,674	0.1
22,403	(1)	Bancorp, Inc.	234,335	0.0
34,198		BancorpSouth Bank	1,126,824	0.1
2,743		Bank of Marin Bancorp	221,772	0.0
22,335		Bank of NT Butterfield & Son Ltd.	1,021,156	0.1
10,569		BankFinancial Corp.	186,543	0.0
13,661		Banner Corp.	821,436	0.1
5,563		Bar Harbor Bankshares	168,503	0.0
3,620	(1),(2)	Baycom Corp.	89,595	0.0
5,893		BCB Bancorp, Inc.	88,395	0.0
31,252		Beneficial Bancorp, Inc.	506,282	0.1
16,706		Berkshire Hills Bancorp, Inc.	678,264	0.1
36,284	(2)	Blackstone Mortgage Trust, Inc.	1,140,406	0.1
13,074		Banco Latinoamericano de Comercio Exterior SA	321,751	0.0
9,823		Blue Hills Bancorp, Inc.	218,071	0.0
24,392	(1)	BofI Holding, Inc.	997,877	0.1
34,582		Boston Private Financial Holdings, Inc.	549,854	0.1
9,766		Bridge Bancorp, Inc.	351,088	0.0
27,571		BrightSphere Investment Group PLC	393,162	0.1
18,541		OceanFirst Financial Corp.	555,488	0.1
33,358		Brookline Bancorp, Inc.	620,459	0.1
10,333		Bryn Mawr Bank Corp.	478,418	0.1
6,029	(1)	Byline Bancorp, Inc.	134,688	0.0
19,013		Cadence BanCorp	548,905	0.1
1,137	(2)	Cambridge Bancorp	98,396	0.0
8,653		Camden National Corp.	395,529	0.1
26,328	(1)	Cannae Holdings, Inc.	488,384	0.1
52,487		Capitol Federal Financial, Inc.	690,729	0.1
4,902	(1),(2)	Capstar Financial Holdings, Inc.	90,834	0.0
41,949		Capstead Mortgage Corp.	375,444	0.0
8,687		Carolina Financial Corp.	372,846	0.0
29,518		Cathay General Bancorp.	1,195,184	0.1
4,519		CBTX, Inc.	149,353	0.0
29,093		CenterState Bank Corp.	867,553	0.1
11,018		Central Pacific Financial Corp.	315,666	0.0
6,496		Central Valley Community Bancorp	137,455	0.0
8,498		Charter Financial Corp.	205,227	0.0
28,934		Chemical Financial Corp.	1,610,756	0.2
9,238		Citizens & Northern Corp.	238,895	0.0
22,894	(1),(2)	Citizens, Inc.	178,344	0.0
6,733		City Holding Co.	506,524	0.1
4,616		Civista Bancshares, Inc.	111,892	0.0
10,588		CNB Financial Corp.	318,275	0.0
66,220		CNO Financial Group, Inc.	1,260,829	0.1
21,330		CoBiz Financial, Inc.	458,168	0.1
2,848		Codorus Valley Bancorp, Inc.	87,377	0.0
8,845		Cohen & Steers, Inc.	368,925	0.0
29,431		Colony Credit Real Estate, Inc.	610,105	0.1
29,452		Columbia Banking System, Inc.	1,204,587	0.1
10,122	(1)	Columbia Financial, Inc.	167,519	0.0
19,678		Community Bank System, Inc.	1,162,379	0.1

See Accompanying Notes to Financial Statements

76

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
13,486	(1)	Community Bankers Trust Corp.	120,700	0.0
8,271		Community Trust Bancorp, Inc.	413,136	0.1
14,813		ConnectOne Bancorp, Inc.	368,844	0.0
11,775	(1),(2)	Cowen, Inc.	163,084	0.0
3,450	(1)	Curo Group Holdings Corp.	86,077	0.0
13,028	(1)	Customers Bancorp, Inc.	369,735	0.0
43,225		CVB Financial Corp.	969,104	0.1
62,809		CYS Investments, Inc.	471,067	0.1
1,564		Diamond Hill Investment Group, Inc.	304,089	0.0
16,640		Dime Community Bancshares	324,480	0.0
11,864	(1)	Donnelley Financial Solutions, Inc.	206,078	0.0
31,807		Dynex Capital, Inc.	207,700	0.0
13,712	(1)	Eagle Bancorp, Inc.	840,546	0.1
7,886	(1)	eHealth, Inc.	174,281	0.0
9,271	(1)	Elevate Credit, Inc.	78,433	0.0
13,458		Employers Holdings, Inc.	541,012	0.1
10,521	(1),(2)	Encore Capital Group, Inc.	385,069	0.1
13,376	(1)	Enova International, Inc.	488,893	0.1
4,915	(1)	Enstar Group Ltd.	1,018,880	0.1
3,518		Enterprise Bancorp, Inc./MA	142,233	0.0
10,380		Enterprise Financial Services Corp.	560,001	0.1
4,970	(1)	Equity Bancshares, Inc.	206,156	0.0
2,844	(1)	Esquire Financial Holdings, Inc.	75,053	0.0
37,154	(1)	Essent Group Ltd.	1,330,856	0.2
2,217		Evans Bancorp, Inc.	102,204	0.0
18,233	(2)	Exantas Capital Corp.	185,612	0.0
21,414	(1),(2)	Ezcorp, Inc.	258,039	0.0
3,755		Farmers & Merchants Bancorp, Inc./Archbold OH	151,514	0.0
2,668		Farmers Capital Bank Corp.	139,003	0.0
16,244		Farmers National Banc Corp.	259,092	0.0
4,355		FB Financial Corp.	177,336	0.0
4,290		FBL Financial Group, Inc.	337,837	0.0
15,761	(1)	FCB Financial Holdings, Inc.	926,747	0.1
34,881		Federated Investors, Inc.	813,425	0.1
5,750		FedNat Holding Co.	132,652	0.0
47,260	(1)	FGL Holdings	396,511	0.1
1,287		Fidelity D&D Bancorp, Inc.	79,781	0.0
8,487		Fidelity Southern Corp.	215,655	0.0
24,966		Financial Engines, Inc.	1,120,973	0.1
2,954		Financial Institutions, Inc.	97,187	0.0
12,875		First Bancorp.	526,716	0.1
80,156	(1)	First BanCorp. Puerto Rico	613,193	0.1
5,606		First Bancshares, Inc./The	201,536	0.0
19,545		First Busey Corp.	619,967	0.1
41,598		First Commonwealth Financial Corp.	645,185	0.1
5,778		First Community Bancshares, Inc.	184,087	0.0
5,141		First Connecticut Bancorp, Inc./Farmington CT	157,315	0.0
6,008		First Defiance Financial Corp.	402,896	0.1
39,177		First Financial Bancorp.	1,200,775	0.1
26,232	(2)	First Financial Bankshares, Inc.	1,335,209	0.2
7,468		First Financial Corp.	338,674	0.0
17,980	(1)	First Foundation, Inc.	333,349	0.0
3,478		First Internet Bancorp	118,600	0.0
10,344		First Interstate Bancsystem, Inc.	436,517	0.1
18,120		First Merchants Corp.	840,768	0.1
5,858		First Mid-Illinois Bancshares, Inc.	230,219	0.0
40,990		First Midwest Bancorp., Inc.	1,044,015	0.1
11,021	(2)	First of Long Island Corp.	273,872	0.0
3,265		First United Corp.	66,769	0.0
18,750		FirstCash, Inc.	1,684,687	0.2
12,891	(1)	Flagstar Bancorp, Inc.	441,646	0.1
15,274		Flushing Financial Corp.	398,651	0.1
3,426		FNB Bancorp/CA	125,631	0.0
5,111	(1)	Franklin Financial Network, Inc.	192,174	0.0
67,347		Fulton Financial Corp.	1,111,225	0.1
15,168	(2)	GAIN Capital Holdings, Inc.	114,518	0.0
3,634		GAMCO Investors, Inc.	97,246	0.0
201,763	(1)	Genworth Financial, Inc.	907,933	0.1
10,341	(2)	German American Bancorp, Inc.	370,725	0.0
31,811		Glacier Bancorp., Inc.	1,230,449	0.1
2,819		Global Indemnity Ltd.	109,885	0.0
3,237	(1),(2)	Goosehead Insurance, Inc.	80,796	0.0
19,748		Granite Point Mortgage Trust, Inc.	362,376	0.0
7,282		Great Southern Bancorp., Inc.	416,530	0.1
24,471		Great Western Bancorp, Inc.	1,027,537	0.1
9,457		Green Bancorp, Inc.	204,271	0.0
19,135	(1)	Green Dot Corp.	1,404,318	0.2
10,143	(2)	Greenhill & Co., Inc.	288,061	0.0
13,694	(1)	Greenlight Capital Re Ltd.	194,455	0.0
11,396		Guaranty Bancorp	339,601	0.0
2,698		Guaranty Bancshares, Inc./TX	88,872	0.0
4,575		Hamilton Lane, Inc.	219,463	0.0
33,710		Hancock Holding Co.	1,572,571	0.2
14,590		Hanmi Financial Corp.	413,626	0.1
21,434	(2)	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	423,321	0.1
8,380	(1),(2)	HarborOne Bancorp, Inc.	158,717	0.0
3,428		HCI Group, Inc.	142,502	0.0
5,081	(1)	Health Insurance Innovations, Inc.	164,370	0.0
10,903		Heartland Financial USA, Inc.	598,030	0.1
16,088		Heritage Commerce Corp.	273,335	0.0
14,613		Heritage Financial Corp.	509,263	0.1

See Accompanying Notes to Financial Statements

77

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
9,862	(2)	Heritage Insurance Holdings, Inc.	164,400	0.0
29,670		Hilltop Holdings, Inc.	654,817	0.1
407		Hingham Institution for Savings	89,418	0.0
1,965		Home Bancorp, Inc.	91,471	0.0
64,167		Home Bancshares, Inc./Conway AR	1,447,608	0.2
12,212	(1)	HomeStreet, Inc.	329,113	0.0
12,124	(1)	HomeTrust Bancshares, Inc.	341,291	0.0
54,543		Hope Bancorp, Inc.	972,502	0.1
16,447		Horace Mann Educators Corp.	733,536	0.1
20,193		Horizon Bancorp/IN	417,793	0.1
10,921		Houlihan Lokey, Inc.	559,374	0.1
4,766	(1)	Howard Bancorp, Inc.	85,788	0.0
20,600		Iberiabank Corp.	1,561,480	0.2
5,187	(1)	Impac Mortgage Holdings, Inc.	49,432	0.0
11,724		Independent Bank Corp.	919,162	0.1
12,514		Independent Bank Corp. Michigan	319,107	0.0
8,134		Independent Bank Group, Inc.	543,351	0.1
4,215		Infinity Property & Casualty Corp.	600,005	0.1
22,625		International Bancshares Corp.	968,350	0.1
7,187	(1)	Intl. FCStone, Inc.	371,640	0.0
45,513		Invesco Mortgage Capital, Inc.	723,657	0.1
4,819		Investar Holding Corp.	133,245	0.0
14,804		Investment Technology Group, Inc.	309,700	0.0
100,577		Investors Bancorp, Inc.	1,286,380	0.1
590		Investors Title Co.	108,949	0.0
9,544		James River Group Holdings Ltd.	374,984	0.0
43,409		Kearny Financial Corp./MD	583,851	0.1
15,881		Kemper Corp.	1,201,398	0.1
4,140		Kingstone Cos, Inc.	69,966	0.0
7,075		Kinsale Capital Group, Inc.	388,135	0.1
34,414		Ladder Capital Corp.	537,547	0.1
50,562		Ladenburg Thalmann Financial Services, Inc.	171,911	0.0
18,191		Lakeland Bancorp, Inc.	361,091	0.0
11,091		Lakeland Financial Corp.	534,475	0.1
20,360		LegacyTexas Financial Group, Inc.	794,447	0.1
128,116	(1),(2)	LendingClub Corp.	485,560	0.1
3,013	(1),(2)	LendingTree, Inc.	644,179	0.1
11,820		Live Oak Bancshares, Inc.	362,283	0.0
29,527		Maiden Holdings Ltd.	228,834	0.0
4,094	(1)	Malvern Bancorp, Inc.	99,689	0.0
4,123		Marlin Business Services Corp.	123,072	0.0
33,222		MB Financial, Inc.	1,551,467	0.2
34,450	(1),(2)	MBIA, Inc.	311,428	0.0
7,124		Mercantile Bank Corp.	263,303	0.0
5,099		Merchants Bancorp/IN	145,474	0.0
21,766		Meridian Bancorp, Inc.	416,819	0.1
3,958		Meta Financial Group, Inc.	385,509	0.1
1,899	(1)	Metropolitan Bank Holding Corp.	99,660	0.0
151,721	(1)	MGIC Investment Corp.	1,626,449	0.2
8,069		Midland States Bancorp, Inc.	276,444	0.0
4,551		MidWestOne Financial Group, Inc.	153,733	0.0
14,091		Moelis & Co.	826,437	0.1
21,626		MTGE Investment Corp.	423,870	0.1
12,076		National Bank Holdings Corp.	466,013	0.1
3,717		National Bankshares, Inc.	172,469	0.0
5,379	(1)	National Commerce Corp.	249,048	0.0
23,574		National General Holdings Corp.	620,703	0.1
1,187		National Western Life Group, Inc.	364,718	0.0
13,077	(1)	Nationstar Mortgage Holdings, Inc.	229,240	0.0
8,412		Navigators Group, Inc.	479,484	0.1
19,389		NBT Bancorp., Inc.	739,690	0.1
8,047		Nelnet, Inc.	470,025	0.1
59,102	(2)	New York Mortgage Trust, Inc.	355,203	0.0
5,021	(1)	Nicolet Bankshares, Inc.	276,707	0.0
25,262	(1)	NMI Holdings, Inc.	411,771	0.1
27,089		Northfield Bancorp, Inc.	450,219	0.1
38,657		Northwest Bancshares, Inc.	672,245	0.1
3,210		Norwood Financial Corp.	115,624	0.0
45,466	(1)	Ocwen Financial Corp.	180,045	0.0
19,085		OFG Bancorp	268,144	0.0
6,588		Old Line Bancshares, Inc.	229,987	0.0
54,036		Old National Bancorp.	1,005,070	0.1
16,251		Old Second Bancorp, Inc.	234,014	0.0
23,527	(1)	On Deck Capital, Inc.	164,689	0.0
3,326		Oppenheimer Holdings, Inc.	93,128	0.0
7,906		Opus Bank	226,902	0.0
20,914	(2)	Orchid Island Capital, Inc.	157,273	0.0
2,276	(2)	Origin Bancorp, Inc.	93,179	0.0
22,678		Oritani Financial Corp.	367,384	0.0
3,879		Federal Agricultural Mortgage Corp.	347,093	0.0
16,997	(1)	Pacific Premier Bancorp, Inc.	648,436	0.1
5,929		Park National Corp.	660,609	0.1
4,505		PCSB Financial Corp.	89,514	0.0
7,112		Peapack Gladstone Financial Corp.	246,004	0.0
8,590	(1)	PennyMac Financial Services, Inc.	168,794	0.0
26,104		PennyMac Mortgage Investment Trust	495,715	0.1
11,303		Peoples Bancorp., Inc.	427,027	0.1
4,376		Peoples Financial Services Corp.	205,760	0.0
8,976		People's Utah Bancorp	320,443	0.0
15,420	(1)	PHH Corp.	167,461	0.0
5,804		Piper Jaffray Cos.	446,037	0.1
8,301		PJT Partners, Inc.	443,190	0.1
18,173	(1)	PRA Group, Inc.	700,569	0.1

See Accompanying Notes to Financial Statements

78

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
5,642		Preferred Bank/Los Angeles CA	346,757	0.0
17,680		Primerica, Inc.	1,760,928	0.2
17,890		ProAssurance Corp.	634,201	0.1
27,135		Provident Financial Services, Inc.	747,027	0.1
5,592		QCR Holdings, Inc.	265,340	0.0
87,361		Radian Group, Inc.	1,416,995	0.2
3,898		RBB Bancorp	125,204	0.0
34,835		Redwood Trust, Inc.	573,732	0.1
3,056	(1)	Regional Management Corp.	107,021	0.0
3,248		Reliant Bancorp, Inc.	91,106	0.0
18,783		Renasant Corp.	855,002	0.1
2,197		Republic Bancorp., Inc.	99,524	0.0
21,942	(1),(2)	Republic First Bancorp, Inc.	172,245	0.0
15,310		RLI Corp.	1,013,369	0.1
15,681		S&T Bancorp, Inc.	678,046	0.1
11,462	(1)	Safeguard Scientifics, Inc.	146,714	0.0
6,617		Safety Insurance Group, Inc.	565,092	0.1
14,398		Sandy Spring Bancorp, Inc.	590,462	0.1
18,200	(1)	Seacoast Banking Corp. of Florida	574,756	0.1
23,368		Selective Insurance Group	1,285,240	0.1
20,312		ServisFirst Bancshares, Inc.	847,620	0.1
4,421		Sierra Bancorp.	124,849	0.0
34,508		Simmons First National Corp.	1,031,789	0.1
3,726	(1)	SmartFinancial, Inc.	95,982	0.0
14,537		South State Corp.	1,253,816	0.1
4,967	(1)	Southern First Bancshares, Inc.	219,541	0.0
5,382		Southern National Bancorp of Virginia, Inc.	96,015	0.0
13,925		Southside Bancshares, Inc.	468,994	0.1
8,255		State Auto Financial Corp.	246,907	0.0
18,600		State Bank Financial Corp.	621,240	0.1
6,072		Sterling Bancorp, Inc./MI	81,122	0.0
9,379		Stewart Information Services Corp.	403,954	0.1
27,396		Stifel Financial Corp.	1,431,441	0.2
12,266		Stock Yards Bancorp, Inc.	467,948	0.1
3,343		Summit Financial Group, Inc.	89,726	0.0
5,804		Territorial Bancorp, Inc.	179,924	0.0
38,041	(1)	Third Point Reinsurance Ltd.	475,513	0.1
16,339		Tiptree Financial, Inc.	111,105	0.0
7,069		Tompkins Financial Corp.	607,086	0.1
27,679		TowneBank/Portsmouth VA	888,496	0.1
7,252		TPG RE Finance Trust, Inc.	147,361	0.0
10,836		Trico Bancshares	405,808	0.1
10,743	(1)	Tristate Capital Holdings, Inc.	280,392	0.0
8,528	(1)	Triumph Bancorp, Inc.	347,516	0.0
9,755	(1),(2)	Trupanion, Inc.	376,543	0.0
49,345		Trustco Bank Corp.	439,171	0.1
27,070		Trustmark Corp.	883,294	0.1
18,013		UMB Financial Corp.	1,373,131	0.2
23,791		Union Bankshares Corp.	924,994	0.1
39,698		United Bankshares, Inc.	1,445,007	0.2
29,312		United Community Banks, Inc./GA	898,999	0.1
31,759		United Community Financial Corp.	349,031	0.0
23,619		United Financial Bancorp, Inc.	413,805	0.1
9,344		United Fire Group, Inc.	509,341	0.1
9,619		United Insurance Holdings Corp.	188,340	0.0
13,277		Universal Insurance Holdings, Inc.	466,023	0.1
13,671		Univest Corp. of Pennsylvania	375,953	0.0
116,928		Valley National Bancorp	1,421,844	0.2
7,933	(1)	Veritex Holdings, Inc.	246,478	0.0
2,871		Virtus Investment Partners, Inc.	367,344	0.0
31,668	(2)	Waddell & Reed Financial, Inc.	569,074	0.1
11,304		Walker & Dunlop, Inc.	629,068	0.1
34,254		Washington Federal, Inc.	1,120,106	0.1
7,936		Washington Trust Bancorp, Inc.	461,082	0.1
17,592		Waterstone Financial, Inc.	299,944	0.0
18,527		WesBanco, Inc.	834,456	0.1
10,176		Westamerica Bancorp.	575,046	0.1
22,605		Western Asset Mortgage Capital Corp.	235,544	0.0
11,712		Western New England Bancorp, Inc.	128,832	0.0
4,879		Westwood Holdings Group, Inc.	290,496	0.0
46,768		WisdomTree Investments, Inc.	424,653	0.1
81,748	(1)	WMIH Corp.	109,542	0.0
2,568	(1)	World Acceptance Corp.	285,074	0.0
13,930		WSFS Financial Corp.	742,469	0.1
			157,252,531	17.4

		Health Care: 15.2%
5,767	(1)	AAC Holdings, Inc.	54,037	0.0
8,812		Abaxis, Inc.	731,484	0.1
12,969	(1),(2)	Abeona Therapeutics, Inc.	207,504	0.0
37,888	(1),(2)	Acadia Pharmaceuticals, Inc.	578,550	0.1
10,755	(1),(2)	Accelerate Diagnostics, Inc.	239,836	0.0
16,078	(1)	Acceleron Pharma, Inc.	780,105	0.1
35,781	(1)	Accuray, Inc.	146,702	0.0
13,932	(1),(2)	Achaogen, Inc.	120,651	0.0
55,819	(1)	Achillion Pharmaceuticals, Inc.	157,968	0.0
11,341	(1)	Aclaris Therapeutics, Inc.	226,480	0.0
17,945	(1)	Acorda Therapeutics, Inc.	515,021	0.1
8,666	(1),(2)	Adamas Pharmaceuticals, Inc.	223,843	0.0
3,331	(1)	Addus HomeCare Corp.	190,700	0.0

See Accompanying Notes to Financial Statements

79

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
20,214	(1)	Adverum Biotechnologies, Inc.	107,134	0.0
25,233	(1),(2)	Aduro Biotech, Inc.	176,631	0.0
6,991	(1)	Aeglea BioTherapeutics, Inc.	73,965	0.0
14,152	(1),(2)	Aerie Pharmaceuticals, Inc.	955,968	0.1
31,244	(1)	Agenus, Inc.	70,924	0.0
16,932	(1)	Aimmune Therapeutics, Inc.	455,301	0.1
6,080	(1),(2)	Akcea Therapeutics, Inc.	144,157	0.0
21,035	(1)	Akebia Therapeutics, Inc.	209,929	0.0
34,868	(1)	Akorn, Inc.	578,460	0.1
3,336	(1)	Albireo Pharma, Inc.	118,428	0.0
25,956	(1),(2)	Alder Biopharmaceuticals, Inc.	410,105	0.1
8,446	(1)	Aldeyra Therapeutics, Inc.	67,146	0.0
5,288	(1)	Allena Pharmaceuticals, Inc.	68,903	0.0
72,049	(1)	Allscripts-Misys Healthcare Solutions, Inc.	864,588	0.1
14,445	(1)	AMAG Pharmaceuticals, Inc.	281,677	0.0
11,669	(1)	Amedisys, Inc.	997,233	0.1
5,807	(1)	American Renal Associates Holdings, Inc.	91,576	0.0
76,586	(1)	Amicus Therapeutics, Inc.	1,196,273	0.1
19,285	(1)	AMN Healthcare Services, Inc.	1,130,101	0.1
33,871	(1)	Amneal Pharmaceuticals, Inc.	555,823	0.1
15,525	(1)	Amphastar Pharmaceuticals, Inc.	236,911	0.0
39,169	(1),(2)	Ampio Pharmaceuticals, Inc.	86,172	0.0
7,534	(1)	AnaptysBio, Inc.	535,215	0.1
15,438	(1)	Angiodynamics, Inc.	343,341	0.0
3,502	(1)	ANI Pharmaceuticals, Inc.	233,934	0.0
6,446	(1)	Anika Therapeutics, Inc.	206,272	0.0
57,803	(1)	Antares Pharma, Inc.	149,132	0.0
14,099	(1)	Apellis Pharmaceuticals, Inc.	310,178	0.0
9,551	(1)	Apollo Medical Holdings, Inc.	246,989	0.0
19,530	(1)	Aratana Therapeutics, Inc.	83,002	0.0
13,404	(1),(2)	Arbutus Biopharma Corp.	97,849	0.0
15,121	(1)	Ardelyx, Inc.	55,948	0.0
19,893	(1)	Arena Pharmaceuticals, Inc.	867,335	0.1
33,338	(1)	Arqule, Inc.	184,359	0.0
81,692	(1)	Array Biopharma, Inc.	1,370,792	0.2
33,998	(1),(2)	Arrowhead Pharmaceuticals, Inc.	462,373	0.1
7,116	(1)	Assembly Biosciences, Inc.	279,018	0.0
16,022	(1)	Atara Biotherapeutics, Inc.	588,808	0.1
15,782	(1)	Athenex, Inc.	294,492	0.0
43,410	(1)	Athersys, Inc.	85,518	0.0
13,882	(1)	AtriCure, Inc.	375,508	0.1
617		Atrion Corp.	369,830	0.1
12,385	(1)	Audentes Therapeutics, Inc.	473,231	0.1
37,820	(1),(2)	AVEO Pharmaceuticals, Inc.	85,473	0.0
22,020	(1),(2)	Avid Bioservices, Inc.	86,318	0.0
12,863	(1)	AxoGen, Inc.	646,366	0.1
15,804	(1),(2)	Bellicum Pharmaceuticals, Inc.	116,634	0.0
50,799	(1),(2)	BioScrip, Inc.	148,841	0.0
42,157	(1),(2)	BioCryst Pharmaceuticals, Inc.	241,560	0.0
12,855	(1),(2)	Biohaven Pharmaceutical Holding Co. Ltd.	508,030	0.1
2,195	(1)	BioSpecifics Technologies Corp.	98,468	0.0
12,980	(1)	BioTelemetry, Inc.	584,100	0.1
32,496	(1),(2)	Biotime, Inc.	66,942	0.0
17,172	(1)	Blueprint Medicines Corp.	1,090,079	0.1
71,439	(1)	Brookdale Senior Living, Inc.	649,381	0.1
11,591	(1)	Calithera Biosciences, Inc.	57,955	0.0
1,747	(1),(2)	Calyxt, Inc.	32,616	0.0
13,529	(1)	Cambrex Corp.	707,567	0.1
11,194	(1)	Capital Senior Living Corp.	119,440	0.0
10,772	(1)	Cara Therapeutics, Inc.	206,284	0.0
13,314	(1)	Cardiovascular Systems, Inc.	430,575	0.1
12,468	(1)	CareDx, Inc.	152,608	0.0
19,373	(1),(2)	CASI Pharmaceuticals, Inc.	159,440	0.0
26,929	(1)	Castlight Health, Inc.	114,448	0.0
6,308	(1)	Catalyst Biosciences, Inc.	73,614	0.0
41,149	(1)	Catalyst Pharmaceuticals, Inc.	128,385	0.0
3,314	(1)	Celcuity, Inc.	82,253	0.0
4,581	(1),(2)	Cellular Biomedicine Group, Inc.	89,559	0.0
52,929	(1)	Cerus Corp.	353,036	0.1
10,588	(1)	ChemoCentryx, Inc.	139,444	0.0
22,359	(1)	Chimerix, Inc.	106,429	0.0
20,091	(1),(2)	ChromaDex Corp.	74,538	0.0
7,586	(1)	Civitas Solutions, Inc.	124,410	0.0
11,485	(1)	Clearside Biomedical, Inc.	122,775	0.0
18,781	(1)	Clovis Oncology, Inc.	853,972	0.1
20,554	(1),(2)	Codexis, Inc.	295,978	0.0
8,641	(1)	Cohbar, Inc.	56,599	0.0
18,565	(1)	Coherus Biosciences, Inc.	259,910	0.0
11,635	(1),(2)	Collegium Pharmaceutical, Inc.	277,495	0.0
37,476	(1)	Community Health Systems, Inc.	124,420	0.0
5,608	(2)	Computer Programs & Systems, Inc.	184,503	0.0
9,069	(1)	Concert Pharmaceuticals, Inc.	152,631	0.0
11,084		Conmed Corp.	811,349	0.1
21,836	(1),(2)	Corbus Pharmaceuticals Holdings, Inc.	110,272	0.0
38,850	(1)	Corcept Therapeutics, Inc.	610,722	0.1
11,691	(1),(2)	Corium International, Inc.	93,645	0.0

See Accompanying Notes to Financial Statements

80

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
4,054	(1)	Corvel Corp.	218,916	0.0
5,808	(1)	Corvus Pharmaceuticals, Inc.	63,772	0.0
15,542	(1)	Cotiviti Holdings, Inc.	685,868	0.1
16,063	(1)	Cross Country Healthcare, Inc.	180,709	0.0
13,925	(1)	CryoLife, Inc.	387,811	0.1
9,269	(1),(2)	CryoPort, Inc.	146,265	0.0
18,717	(1),(2)	CTI BioPharma Corp.	93,211	0.0
6,718	(1)	Cue Biopharma, Inc.	79,675	0.0
5,293	(1)	Cutera, Inc.	213,308	0.0
22,511	(1)	Cymabay Therapeutics, Inc.	302,098	0.0
20,041	(1)	Cytokinetics, Inc.	166,340	0.0
14,956	(1),(2)	CytomX Therapeutics, Inc.	341,894	0.0
9,937	(1)	CytoSorbents Corp.	113,282	0.0
3,302	(1),(2)	Deciphera Pharmaceuticals, Inc.	129,934	0.0
7,469	(1),(2)	Denali Therapeutics, Inc.	113,902	0.0
23,992	(1)	Depomed, Inc.	160,027	0.0
15,434	(1)	Dermira, Inc.	141,993	0.0
16,987	(1)	Dicerna Pharmaceuticals, Inc.	208,091	0.0
22,172	(1)	Diplomat Pharmacy, Inc.	566,716	0.1
4,569	(1),(2)	Dova Pharmaceuticals, Inc.	136,704	0.0
61,156	(1)	Durect Corp.	95,403	0.0
24,899	(1),(2)	Dynavax Technologies Corp.	379,710	0.1
4,030	(1),(2)	Eagle Pharmaceuticals, Inc./DE	304,910	0.0
17,849	(1),(2)	Editas Medicine, Inc.	639,530	0.1
8,243	(1)	Eloxx Pharmaceuticals, Inc.	140,708	0.0
16,667	(1)	Emergent Biosolutions, Inc.	841,517	0.1
6,657	(1)	Enanta Pharmaceuticals, Inc.	771,546	0.1
87,084	(1)	Endo International PLC	821,202	0.1
25,368	(1)	Endocyte, Inc.	350,078	0.1
34,493	(1)	Endologix, Inc.	195,230	0.0
19,970		Ensign Group, Inc.	715,325	0.1
20,254	(1)	Enzo Biochem, Inc.	105,118	0.0
21,511	(1)	Epizyme, Inc.	291,474	0.0
8,855	(1),(2)	Esperion Therapeutics, Inc.	347,027	0.1
26,344	(1),(2)	Evolent Health, Inc.	554,541	0.1
2,237	(1),(2)	Evolus, Inc.	62,614	0.0
20,350	(1),(2)	Fate Therapeutics, Inc.	230,769	0.0
6,411	(1)	Fennec Pharmaceuticals, Inc.	66,931	0.0
29,400	(1)	FibroGen, Inc.	1,840,440	0.2
14,130	(1)	FivePrime Therapeutics, Inc.	223,395	0.0
14,280	(1),(2)	Flexion Therapeutics, Inc.	369,138	0.1
15,901	(1)	Fluidigm Corp.	94,770	0.0
2,729	(1)	FONAR Corp.	72,455	0.0
14,506	(1)	Fortress Biotech, Inc.	43,228	0.0
6,077	(1),(2)	Foundation Medicine, Inc.	830,726	0.1
8,029	(1)	G1 Therapeutics, Inc.	348,940	0.1
26,148	(1)	Genesis Healthcare, Inc.	59,879	0.0
19,725	(1)	GenMark Diagnostics, Inc.	125,845	0.0
8,580	(1)	Genomic Health, Inc.	432,432	0.1
65,206	(1),(2)	Geron Corp.	223,657	0.0
12,946	(1),(2)	Glaukos Corp.	526,125	0.1
19,626	(1),(2)	Global Blood Therapeutics, Inc.	887,095	0.1
28,868	(1)	Globus Medical, Inc.	1,456,679	0.2
12,684	(1)	GlycoMimetics, Inc.	204,593	0.0
21,528	(1)	Haemonetics Corp.	1,930,631	0.2
49,834	(1),(2)	Halozyme Therapeutics, Inc.	840,700	0.1
18,980	(1)	Halyard Health, Inc.	1,086,605	0.1
14,990	(1)	Harvard Bioscience, Inc.	80,196	0.0
21,246	(1)	HealthEquity, Inc.	1,595,575	0.2
11,573		HealthStream, Inc.	316,059	0.0
6,498	(1),(2)	Helius Medical Technologies, Inc.	61,861	0.0
24,993	(1)	Heron Therapeutics, Inc.	970,978	0.1
2,761	(1)	Heska Corp.	286,564	0.0
34,097	(1)	HMS Holdings Corp.	737,177	0.1
3,974	(1),(2)	Homology Medicines, Inc.	81,070	0.0
67,236	(1)	Horizon Pharma PLC	1,113,428	0.1
62,083	(1)	Idera Pharmaceuticals, Inc.	81,950	0.0
13,415	(1),(2)	Immune Design Corp.	61,038	0.0
50,291	(1)	Immunogen, Inc.	489,331	0.1
52,025	(1),(2)	Immunomedics, Inc.	1,231,432	0.1
7,474	(1)	Innovate Biopharmaceuticals, Inc.	176,162	0.0
29,931	(1),(2)	Innoviva, Inc.	413,048	0.1
7,079	(1)	Inogen, Inc.	1,319,030	0.2
29,229	(1),(2)	Inovalon Holdings, Inc.	290,098	0.0
31,916	(1)	Inovio Pharmaceuticals, Inc.	125,111	0.0
31,510	(1)	Insmed, Inc.	745,211	0.1
2,580	(1)	Inspire Medical Systems, Inc.	92,003	0.0
12,036	(1)	Insys Therapeutics, Inc.	87,141	0.0
12,751	(1)	Integer Holdings Corp.	824,352	0.1
12,809	(1),(2)	Intellia Therapeutics, Inc.	350,454	0.1
8,461	(1),(2)	Intercept Pharmaceuticals, Inc.	709,963	0.1
11,950	(1)	Intersect ENT, Inc.	447,527	0.1
18,447	(1)	Intra-Cellular Therapies, Inc.	325,958	0.0
26,130	(1),(2)	Intrexon Corp.	364,252	0.1
2,208	(1)	IntriCon Corp.	88,982	0.0
14,004		Invacare Corp.	260,474	0.0
24,424	(1),(2)	Invitae Corp.	179,516	0.0
32,925	(1)	Iovance Biotherapeutics, Inc.	421,440	0.1
8,941	(1)	iRhythm Technologies, Inc.	725,383	0.1
55,769	(1),(2)	Ironwood Pharmaceuticals, Inc.	1,066,303	0.1
5,996	(1)	Jounce Therapeutics, Inc.	45,929	0.0
16,891	(1)	K2M Group Holdings, Inc.	380,047	0.1
25,254	(1)	Kadmon Holdings, Inc.	100,763	0.0
5,623	(1),(2)	Kala Pharmaceuticals, Inc.	77,204	0.0
18,661	(1)	Karyopharm Therapeutics, Inc.	317,050	0.0
38,137	(1),(2)	Keryx Biopharmaceuticals, Inc.	143,395	0.0
11,383	(1)	Kindred Biosciences, Inc.	121,229	0.0
35,701	(1)	Kindred Healthcare, Inc.	321,309	0.0

See Accompanying Notes to Financial Statements

81

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
10,290	(1),(2)	Kura Oncology, Inc.	187,278	0.0
8,611	(1),(2)	La Jolla Pharmaceutical Co.	251,183	0.0
11,736	(1),(2)	Lannett Co., Inc.	159,610	0.0
14,995	(1)	Lantheus Holdings, Inc.	218,177	0.0
6,503		LeMaitre Vascular, Inc.	217,720	0.0
17,314	(1),(2)	Lexicon Pharmaceuticals, Inc.	207,768	0.0
11,818	(1)	LHC Group, Inc.	1,011,503	0.1
13,036	(1)	LifePoint Health, Inc.	636,157	0.1
8,429	(1)	Ligand Pharmaceuticals, Inc.	1,746,236	0.2
19,481	(1)	LivaNova PLC	1,944,593	0.2
10,491	(1)	Loxo Oncology, Inc.	1,819,979	0.2
16,830		Luminex Corp.	496,990	0.1
15,570	(1)	MacroGenics, Inc.	321,521	0.0
2,294	(1)	Madrigal Pharmaceuticals, Inc.	641,609	0.1
10,046	(1)	Magellan Health, Inc.	963,914	0.1
31,222	(1),(2)	Mallinckrodt PLC - W/I	582,603	0.1
53,629	(1),(2)	MannKind Corp.	101,895	0.0
13,747	(1)	Marinus Pharmaceuticals, Inc.	97,191	0.0
27,673	(1)	Medicines Co.	1,015,599	0.1
15,925	(1)	MediciNova, Inc.	126,763	0.0
22,995	(1)	Medidata Solutions, Inc.	1,852,477	0.2
4,543	(1)	Medpace Holdings, Inc.	195,349	0.0
7,954	(1)	Melinta Therapeutics, Inc.	50,508	0.0
18,474		Meridian Bioscience, Inc.	293,737	0.0
19,485	(1)	Merit Medical Systems, Inc.	997,632	0.1
5,666	(1)	Mersana Therapeutics, Inc.	101,195	0.0
42,520	(1),(2)	MiMedx Group, Inc.	271,703	0.0
13,586	(1)	Minerva Neurosciences, Inc.	112,085	0.0
10,551	(1)	Miragen Therapeutics, Inc.	67,632	0.0
7,029	(1)	Mirati Therapeutics, Inc.	346,530	0.1
31,465	(1)	Momenta Pharmaceuticals, Inc.	643,459	0.1
11,873	(1)	MyoKardia, Inc.	589,494	0.1
26,630	(1)	Myriad Genetics, Inc.	995,163	0.1
8,477	(1)	NanoString Technologies, Inc.	115,965	0.0
13,481	(1),(2)	NantKwest, Inc.	41,252	0.0
12,936	(1)	Natera, Inc.	243,456	0.0
5,244		National Healthcare Corp.	369,073	0.1
4,341		National Research Corp.	162,353	0.0
12,501	(1)	Natus Medical, Inc.	431,285	0.1
20,324	(1)	Neogen Corp.	1,629,782	0.2
24,027	(1),(2)	NeoGenomics, Inc.	314,994	0.0
10,790	(1)	Neos Therapeutics, Inc.	67,438	0.0
11,603	(1)	Nevro Corp.	926,500	0.1
12,626	(1)	NewLink Genetics Corp.	60,100	0.0
152,002	(1),(2)	Novavax, Inc.	203,683	0.0
27,930	(1)	Novocure Ltd.	874,209	0.1
20,777	(1)	NuVasive, Inc.	1,082,897	0.1
5,051	(1)	Nuvectra Corp.	103,697	0.0
25,939	(1)	NxStage Medical, Inc.	723,698	0.1
14,156	(1),(2)	Ocular Therapeutix, Inc.	95,553	0.0
2,925	(1)	Odonate Therapeutics, Inc.	64,584	0.0
18,729	(1),(2)	Omeros Corp.	339,744	0.0
14,896	(1)	Omnicell, Inc.	781,295	0.1
124,610	(1),(2)	Opko Health, Inc.	585,667	0.1
5,777	(1)	Optinose, Inc.	161,640	0.0
23,507	(1)	OraSure Technologies, Inc.	387,160	0.1
39,127	(1),(2)	Organovo Holdings, Inc.	54,778	0.0
7,348	(1)	Orthofix International NV	417,513	0.1
2,823	(1)	OrthoPediatrics Corp.	75,205	0.0
7,825	(1)	Ovid therapeutics, Inc.	61,035	0.0
24,398		Owens & Minor, Inc.	407,691	0.1
10,572	(1),(2)	Oxford Immunotec Global PLC	136,273	0.0
46,997	(1),(2)	Pacific Biosciences of California, Inc.	166,839	0.0
16,365	(1)	Pacira Pharmaceuticals, Inc.	524,498	0.1
82,615	(1)	Palatin Technologies, Inc.	80,120	0.0
13,152	(1),(2)	Paratek Pharmaceuticals, Inc.	134,150	0.0
28,568	(2)	Patterson Cos., Inc.	647,637	0.1
64,117	(1)	PDL BioPharma, Inc.	150,034	0.0
3,661	(1),(2)	PetIQ, Inc.	98,334	0.0
12,888	(1)	Pfenex, Inc.	69,724	0.0
8,136		Phibro Animal Health Corp.	374,663	0.1
22,142	(1)	Pieris Pharmaceuticals, Inc.	112,260	0.0
3,296	(1),(2)	PolarityTE, Inc.	77,588	0.0
25,470	(1)	Portola Pharmaceuticals, Inc.	962,002	0.1
21,118	(1)	Prestige Brands Holdings, Inc.	810,509	0.1
29,964	(1),(2)	Progenics Pharmaceuticals, Inc.	240,911	0.0
16,988	(1),(2)	Prothena Corp. PLC	247,685	0.0
4,863	(1)	Providence Service Corp.	381,989	0.1
17,919	(1)	PTC Therapeutics, Inc.	604,408	0.1
4,221	(1),(2)	Pulse Biosciences, Inc.	63,906	0.0
11,903	(1)	Puma Biotechnology, Inc.	704,062	0.1
22,086	(1)	Quality Systems, Inc.	430,677	0.1
12,637	(1)	Quidel Corp.	840,361	0.1
13,612	(1)	Quorum Health Corp.	68,060	0.0
42,352	(1)	R1 RCM, Inc.	367,615	0.1
5,580	(1)	Ra Pharmaceuticals, Inc.	55,521	0.0
16,566	(1),(2)	Radius Health, Inc.	488,200	0.1
16,070	(1)	RadNet, Inc.	241,050	0.0
6,096	(1),(2)	Reata Pharmaceuticals, Inc.	213,177	0.0
7,582	(1)	Recro Pharma, Inc.	38,062	0.0
11,536	(1)	REGENXBIO, Inc.	827,708	0.1
15,974	(1),(2)	Repligen Corp.	751,417	0.1
16,043	(1)	Retrophin, Inc.	437,332	0.1
12,433	(1)	Revance Therapeutics, Inc.	341,286	0.0
4,828	(1),(2)	Rhythm Pharmaceuticals, Inc.	150,923	0.0
68,668	(1)	Rigel Pharmaceuticals, Inc.	194,330	0.0
7,915	(1),(2)	Rocket Pharmaceuticals, Inc.	155,371	0.0
20,825	(1),(2)	Rockwell Medical, Inc.	102,667	0.0
27,758	(1)	RTI Surgical, Inc.	127,687	0.0
39,807	(1),(2)	Sangamo Biosciences, Inc.	565,259	0.1
9,404	(1)	Savara, Inc.	106,453	0.0
45,038	(1)	Select Medical Holdings Corp.	817,440	0.1

See Accompanying Notes to Financial Statements

82

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
8,170	(1),(2)	Selecta Biosciences, Inc.	108,253	0.0
23,993	(1),(2)	Senseonics Holdings, Inc.	98,611	0.0
10,115	(1)	Seres Therapeutics, Inc.	86,989	0.0
6,080	(1),(2)	Sienna Biopharmaceuticals, Inc.	92,355	0.0
8,864	(1)	Sientra, Inc.	172,937	0.0
18,894	(1),(2)	SIGA Technologies, Inc.	112,230	0.0
3,655		Simulations Plus, Inc.	81,324	0.0
3,496	(1),(2)	Solid Biosciences, Inc.	124,562	0.0
33,758	(1),(2)	Sorrento Therapeutics, Inc.	243,058	0.0
12,343	(1),(2)	Spark Therapeutics, Inc.	1,021,507	0.1
38,895	(1)	Spectrum Pharmaceuticals, Inc.	815,239	0.1
5,371	(1),(2)	Spring Bank Pharmaceuticals, Inc.	63,646	0.0
17,725	(1),(2)	Staar Surgical Co.	549,475	0.1
11,069	(1),(2)	Stemline Therapeutics, Inc.	177,657	0.0
19,975	(1)	Supernus Pharmaceuticals, Inc.	1,195,504	0.1
7,405	(1),(2)	Surgery Partners, Inc.	110,335	0.0
5,815	(1)	SurModics, Inc.	320,988	0.0
7,330	(1)	Syndax Pharmaceuticals, Inc.	51,457	0.0
22,483	(1)	Syneos Health, Inc.	1,054,453	0.1
104,372	(1),(2)	Synergy Pharmaceuticals, Inc.	181,607	0.0
7,207	(1)	Synlogic, Inc.	70,845	0.0
9,372	(1)	Syros Pharmaceuticals, Inc.	95,688	0.0
10,039	(1)	T2 Biosystems, Inc.	77,702	0.0
6,607	(1)	Tabula Rasa HealthCare, Inc.	421,725	0.1
6,534	(1)	Tactile Systems Technology, Inc.	339,768	0.0
17,542	(1)	Tandem Diabetes Care, Inc.	386,275	0.1
24,304	(1),(2)	Teladoc, Inc.	1,410,847	0.2
17,484	(1),(2)	Teligent, Inc.	60,495	0.0
33,500	(1)	Tenet Healthcare Corp.	1,124,595	0.1
20,583	(1)	Tetraphase Pharmaceuticals, Inc.	73,481	0.0
23,571	(1),(2)	TG Therapeutics, Inc.	309,959	0.0
67,784	(1),(2)	TherapeuticsMD, Inc.	422,972	0.1
17,575	(1),(2)	Theravance Biopharma, Inc.	398,601	0.1
15,722	(1),(2)	Tivity Health, Inc.	553,414	0.1
8,527	(1)	Tocagen, Inc.	79,642	0.0
60,590	(1),(2)	TransEnterix, Inc.	264,172	0.0
9,412	(1)	Triple-S Management Corp.	367,633	0.1
19,380	(1)	Tyme Technologies, Inc.	61,241	0.0
18,531	(1)	Ultragenyx Pharmaceutical, Inc.	1,424,478	0.2
5,314		US Physical Therapy, Inc.	510,144	0.1
821		Utah Medical Products, Inc.	90,433	0.0
20,594	(1),(2)	Vanda Pharmaceuticals, Inc.	392,316	0.1
15,645	(1)	Varex Imaging Corp.	580,273	0.1
11,713	(1)	Veracyte, Inc.	109,399	0.0
20,274	(1)	Verastem, Inc.	139,485	0.0
13,691	(1)	Vericel Corp.	132,803	0.0
19,006	(1),(2)	ViewRay, Inc.	131,522	0.0
16,931	(1)	Viking Therapeutics, Inc.	160,675	0.0
12,764	(1),(2)	Vital Therapies, Inc.	87,433	0.0
12,243	(1)	Vocera Communications, Inc.	365,943	0.1
8,740	(1)	Voyager Therapeutics, Inc.	170,780	0.0
6,873	(1),(2)	WaVe Life Sciences Ltd.	262,892	0.0
42,521	(1),(2)	Wright Medical Group NV	1,103,845	0.1
17,964	(1)	Xencor, Inc.	664,848	0.1
3,276	(1)	XOMA Corp.	68,403	0.0
10,130	(1)	Zafgen, Inc.	103,630	0.0
55,621	(1),(2)	ZIOPHARM Oncology, Inc.	167,975	0.0
14,204	(1),(2)	Zogenix, Inc.	627,817	0.1
			137,111,973	15.2

		Industrial: 0.1%
28,280	(2)	Healthcare Services Group, Inc.	1,221,413	0.1

		Industrials: 14.4%
16,648		AAON, Inc.	553,546	0.1
12,909		AAR Corp.	600,139	0.1
24,015		ABM Industries, Inc.	700,758	0.1
25,362	(1)	Acacia Research Corp.	105,252	0.0
43,593		ACCO Brands Corp.	603,763	0.1
23,104		Actuant Corp.	678,102	0.1
27,301	(1)	Advanced Disposal Services, Inc.	676,519	0.1
16,638		Advanced Drainage Systems, Inc.	475,015	0.1
13,736	(1)	Aegion Corp.	353,702	0.0
27,369	(1)	Aerojet Rocketdyne Holdings, Inc.	807,112	0.1
8,531	(1)	Aerovironment, Inc.	609,369	0.1
24,197	(1)	Air Transport Services Group, Inc.	546,610	0.1
19,403		Aircastle Ltd.	397,762	0.0
3,885		Alamo Group, Inc.	351,049	0.0
11,856		Albany International Corp.	713,138	0.1
5,268		Allegiant Travel Co.	731,989	0.1
3,289		Allied Motion Technologies, Inc.	157,477	0.0
11,740		Altra Industrial Motion Corp.	505,994	0.1
8,139	(1)	Ameresco, Inc.	97,668	0.0
2,826	(2)	American Railcar Industries, Inc.	111,570	0.0
5,538	(1)	American Woodmark Corp.	507,004	0.1
11,031		Apogee Enterprises, Inc.	531,363	0.1
15,341		Applied Industrial Technologies, Inc.	1,076,171	0.1
10,487		ArcBest Corp.	479,256	0.1
6,250		Argan, Inc.	255,937	0.0
10,182	(1)	Armstrong Flooring, Inc.	142,955	0.0
20,103	(1)	ASGN, Inc.	1,571,854	0.2
8,711		Astec Industries, Inc.	520,918	0.1
8,796	(1)	Astronics Corp.	316,392	0.0
14,129	(1)	Atkore International Group, Inc.	293,459	0.0
9,285	(1)	Atlas Air Worldwide Holdings, Inc.	665,735	0.1
28,970	(1)	Avis Budget Group, Inc.	941,525	0.1
21,062	(1)	Axon Enterprise, Inc.	1,330,697	0.2
11,003		AZZ, Inc.	478,080	0.1

See Accompanying Notes to Financial Statements

83

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
25,626	(1),(2)	Babcock & Wilcox Enterprises, Inc.	60,990	0.0
19,999		Barnes Group, Inc.	1,177,941	0.1
3,288		Barrett Business Services, Inc.	317,522	0.0
27,216	(1)	Beacon Roofing Supply, Inc.	1,159,946	0.1
5,633	(1),(2)	Blue Bird Corp.	125,898	0.0
3,354	(1)	BlueLinx Holdings, Inc.	125,876	0.0
27,061	(1)	BMC Stock Holdings, Inc.	564,222	0.1
18,466		Brady Corp.	711,864	0.1
16,977		Briggs & Stratton Corp.	298,965	0.0
19,433		Brink's Co.	1,549,782	0.2
44,289	(1)	Builders FirstSource, Inc.	810,046	0.1
8,923	(2)	Caesarstone Ltd.	134,737	0.0
7,798	(1)	CAI International, Inc.	181,226	0.0
16,725	(1)	Casella Waste Systems, Inc.	428,327	0.1
22,639	(1)	CBIZ, Inc.	520,697	0.1
15,660		Ceco Environmental Corp.	96,152	0.0
12,212	(1)	Chart Industries, Inc.	753,236	0.1
9,882	(1)	Cimpress NV	1,432,495	0.2
6,674		CIRCOR International, Inc.	246,671	0.0
9,677		Columbus McKinnon Corp.	419,595	0.1
15,186		Comfort Systems USA, Inc.	695,519	0.1
11,545	(1)	Commercial Vehicle Group, Inc.	84,740	0.0
15,660	(1)	Continental Building Products, Inc.	494,073	0.1
19,931		Costamare, Inc.	159,049	0.0
46,919		Covanta Holding Corp.	774,164	0.1
5,396	(1)	Covenant Transportation Group, Inc.	169,974	0.0
2,852		CRA International, Inc.	145,138	0.0
7,253	(1)	CSW Industrials, Inc.	383,321	0.0
10,156		Cubic Corp.	652,015	0.1
15,103	(1),(2)	Daseke, Inc.	149,973	0.0
18,757		Deluxe Corp.	1,241,901	0.1
5,677		DMC Global, Inc.	254,897	0.0
9,712		Douglas Dynamics, Inc.	466,176	0.1
3,872	(1)	Ducommun, Inc.	128,124	0.0
6,562	(1)	DXP Enterprises, Inc.	250,668	0.0
11,969	(1),(2)	Dycom Industries, Inc.	1,131,190	0.1
16,909	(1),(2)	Eagle Bulk Shipping, Inc.	91,985	0.0
3,071		Eastern Co/The	86,142	0.0
11,272	(1)	Echo Global Logistics, Inc.	329,706	0.0
23,433		EMCOR Group, Inc.	1,785,126	0.2
8,607		Encore Wire Corp.	408,402	0.1
9,298	(1),(2)	Energous Corp.	137,889	0.0
15,355	(1),(2)	Energy Recovery, Inc.	124,068	0.0
16,679		EnerSys	1,244,921	0.1
8,082	(1)	Engility Holdings, Inc.	247,632	0.0
13,191		Ennis, Inc.	268,437	0.0
33,377	(1)	Enphase Energy, Inc.	224,627	0.0
8,515		EnPro Industries, Inc.	595,624	0.1
1,621		EnviroStar, Inc.	65,326	0.0
10,562		ESCO Technologies, Inc.	609,427	0.1
14,579		Essendant, Inc.	192,734	0.0
10,297	(1)	Esterline Technologies Corp.	759,919	0.1
26,512	(1)	Evoqua Water Technologies Corp.	543,496	0.1
20,818		Exponent, Inc.	1,005,509	0.1
24,007		Federal Signal Corp.	559,123	0.1
5,520		Forrester Research, Inc.	231,564	0.0
11,947		Forward Air Corp.	705,829	0.1
6,801	(1)	Foundation Building Materials, Inc.	104,599	0.0
3,431	(1)	Franklin Covey Co.	84,231	0.0
18,948		Franklin Electric Co., Inc.	854,555	0.1
5,479		Freightcar America, Inc.	91,992	0.0
15,148	(1)	FTI Consulting, Inc.	916,151	0.1
15,296		GATX Corp.	1,135,422	0.1
24,111	(1)	Generac Holdings, Inc.	1,247,262	0.1
12,546	(1)	Gibraltar Industries, Inc.	470,475	0.1
9,409		Global Brass & Copper Holdings, Inc.	294,972	0.0
12,149	(1)	GMS, Inc.	329,116	0.0
8,233		Gorman-Rupp Co.	288,155	0.0
3,826	(1)	GP Strategies Corp.	67,338	0.0
5,766		Graham Corp.	148,820	0.0
17,779		Granite Construction, Inc.	989,579	0.1
28,777	(1)	Great Lakes Dredge & Dock Corp.	151,079	0.0
11,802		Greenbrier Cos., Inc.	622,556	0.1
12,747		Griffon Corp.	226,897	0.0
12,723		H&E Equipment Services, Inc.	478,512	0.1
32,172	(1)	Harsco Corp.	711,001	0.1
20,181		Hawaiian Holdings, Inc.	725,507	0.1
20,115	(1),(2)	HC2 Holdings, Inc.	117,673	0.0
19,577		Heartland Express, Inc.	363,153	0.0
7,956		Heidrick & Struggles International, Inc.	278,460	0.0
9,742	(1)	Herc Holdings, Inc.	548,864	0.1
4,725	(1)	Heritage-Crystal Clean, Inc.	94,973	0.0
23,815		Herman Miller, Inc.	807,329	0.1
22,328	(1)	Hertz Global Holdings, Inc.	342,512	0.0
18,616	(1)	Hill International, Inc.	109,834	0.0
25,155		Hillenbrand, Inc.	1,186,058	0.1
17,473		HNI Corp.	649,996	0.1
12,916	(1)	HUB Group, Inc.	643,217	0.1
8,997	(1)	Huron Consulting Group, Inc.	367,977	0.0
4,173		Hyster-Yale Materials Handling, Inc.	268,115	0.0
3,750	(1)	Hyster-Yale Materials Handling, Inc. - B shares	240,938	0.0
7,389		ICF International, Inc.	524,988	0.1
23,727	(1)	Innerworkings, Inc.	206,188	0.0
15,025		Insperity, Inc.	1,431,131	0.2
7,826		Insteel Industries, Inc.	261,388	0.0
23,916		Interface, Inc.	548,872	0.1
27,578	(1)	JELD-WEN Holding, Inc.	788,455	0.1
12,583		John Bean Technologies Corp.	1,118,629	0.1
4,701		Kadant, Inc.	452,001	0.1
11,315		Kaman Corp.	788,542	0.1
55,379		KBR, Inc.	992,392	0.1
12,536		Kelly Services, Inc.	281,433	0.0
31,793		Kennametal, Inc.	1,141,369	0.1
19,478	(1),(2)	Keyw Holding Corp.	170,238	0.0
10,229		Kforce, Inc.	350,855	0.0
18,131		Kimball International, Inc.	292,997	0.0
20,181	(1)	KLX, Inc.	1,451,014	0.2
20,622		Knoll, Inc.	429,144	0.1
21,907		Korn/Ferry International	1,356,701	0.2

See Accompanying Notes to Financial Statements

84

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
36,243	(1),(2)	Kratos Defense & Security Solutions, Inc.	417,157	0.1
3,868	(1)	LB Foster Co.	88,771	0.0
4,132		Lindsay Corp.	400,763	0.0
13,819		LSC Communications, Inc.	216,406	0.0
7,353	(1)	Lydall, Inc.	320,958	0.0
6,363	(1)	Manitex International, Inc.	79,410	0.0
13,615	(1)	Manitowoc Co., Inc./The	352,084	0.0
16,562		Marten Transport Ltd.	388,379	0.0
11,231	(1)	Masonite International Corp.	806,947	0.1
26,470	(1)	Mastec, Inc.	1,343,353	0.2
17,300		Matson, Inc.	663,974	0.1
12,878		Matthews International Corp.	757,226	0.1
22,064	(2)	Maxar Technologies Ltd.	1,114,673	0.1
9,786		McGrath Rentcorp	619,160	0.1
18,793	(1)	Mercury Systems, Inc.	715,262	0.1
33,436	(1)	Meritor, Inc.	687,779	0.1
26,125	(1)	Milacron Holdings Corp.	494,546	0.1
5,976		Miller Industries, Inc.	152,687	0.0
8,453	(1)	Mistras Group, Inc.	159,593	0.0
17,778		Mobile Mini, Inc.	833,788	0.1
12,856		Moog, Inc.	1,002,254	0.1
35,382	(1)	MRC Global, Inc.	766,728	0.1
13,290		MSA Safety, Inc.	1,280,359	0.1
22,856		Mueller Industries, Inc.	674,481	0.1
61,536		Mueller Water Products, Inc.	721,202	0.1
5,800		Multi-Color Corp.	374,970	0.0
6,929	(1)	MYR Group, Inc.	245,702	0.0
2,104		National Presto Industries, Inc.	260,896	0.0
19,203	(1)	Navigant Consulting, Inc.	425,154	0.1
19,896	(1)	Navistar International Corp.	810,165	0.1
16,067	(1)	NCI Building Systems, Inc.	337,407	0.0
12,814	(1)	Nexeo Solutions, Inc.	116,992	0.0
12,222		NN, Inc.	230,996	0.0
4,603	(1)	Northwest Pipe Co.	89,160	0.0
41,748	(1),(2)	NOW, Inc.	556,501	0.1
3,314	(1),(2)	NV5 Global, Inc.	229,660	0.0
1,401		Omega Flex, Inc.	110,833	0.0
14,328	(1)	Orion Group Holdings, Inc.	118,349	0.0
4,516		Park-Ohio Holdings Corp.	168,447	0.0
9,713	(1)	Patrick Industries, Inc.	552,184	0.1
20,055	(1)	PGT Innovations, Inc.	418,147	0.1
69,747		Pitney Bowes, Inc.	597,732	0.1
95,031	(1),(2)	Plug Power, Inc.	191,963	0.0
4,078		Powell Industries, Inc.	142,037	0.0
1,207		Preformed Line Products Co.	107,157	0.0
16,091		Primoris Services Corp.	438,158	0.1
10,320	(1)	Proto Labs, Inc.	1,227,564	0.1
13,034		Quad/Graphics, Inc.	271,498	0.0
15,583		Quanex Building Products Corp.	279,715	0.0
18,540	(1)	Radiant Logistics, Inc.	72,491	0.0
14,963		Raven Industries, Inc.	575,327	0.1
9,392	(1)	RBC Bearings, Inc.	1,209,784	0.1
14,881		Resources Connection, Inc.	251,489	0.0
10,550	(2)	REV Group, Inc.	179,456	0.0
41,930	(1)	Rexnord Corp.	1,218,486	0.1
27,891		RR Donnelley & Sons Co.	160,652	0.0
13,565	(1)	Rush Enterprises, Inc. - Class A	588,450	0.1
20,992	(1)	Safe Bulkers, Inc.	71,373	0.0
10,393	(1)	Saia, Inc.	840,274	0.1
25,660		Scorpio Bulkers, Inc.	182,186	0.0
16,130		Simpson Manufacturing Co., Inc.	1,003,125	0.1
15,260	(1),(2)	SiteOne Landscape Supply, Inc.	1,281,382	0.1
20,536		Skywest, Inc.	1,065,818	0.1
7,964	(1)	SP Plus Corp.	296,261	0.0
14,614		Spartan Motors, Inc.	220,671	0.0
25,765	(1),(2)	Spirit Airlines, Inc.	936,558	0.1
17,132	(1)	SPX Corp.	600,477	0.1
16,480	(1)	SPX FLOW, Inc.	721,330	0.1
5,357		Standex International Corp.	547,485	0.1
34,179		Steelcase, Inc.	461,417	0.1
11,002	(1)	Sterling Construction Co., Inc.	143,356	0.0
10,760		Sun Hydraulics Corp.	518,524	0.1
37,892	(1)	Sunrun, Inc.	498,280	0.1
11,525	(1),(2)	Team, Inc.	266,228	0.0
7,106		Tennant Co.	561,374	0.1
22,203		Tetra Tech, Inc.	1,298,876	0.1
10,729	(1)	Textainer Group Holdings Ltd.	170,591	0.0
15,310	(1)	Thermon Group Holdings, Inc.	350,140	0.0
20,279		Titan International, Inc.	217,594	0.0
7,764	(1)	Titan Machinery, Inc.	120,730	0.0
5,550	(1)	TPI Composites, Inc.	162,282	0.0
23,528	(1)	Trex Co., Inc.	1,472,618	0.2
18,554	(1)	Trimas Corp.	545,488	0.1
17,294	(1)	TriNet Group, Inc.	967,426	0.1
20,674		Triton International Ltd./Bermuda	633,865	0.1
18,880		Triumph Group, Inc.	370,048	0.0
17,055	(1)	TrueBlue, Inc.	459,632	0.1
15,461	(1)	Tutor Perini Corp.	285,255	0.0
3,559	(1)	Twin Disc, Inc.	88,334	0.0
6,185		Unifirst Corp.	1,094,127	0.1
23,664		Universal Forest Products, Inc.	866,576	0.1
9,069		US Ecology, Inc.	577,695	0.1
3,407	(1)	USA Truck, Inc.	79,962	0.0
5,036	(1)	Vectrus, Inc.	155,210	0.0
4,821	(1)	Veritiv Corp.	192,117	0.0
9,091		Viad Corp.	493,187	0.1
6,597	(1)	Vicor Corp.	287,299	0.0
11,123	(1)	Vivint Solar, Inc.	55,059	0.0
4,277		VSE Corp.	204,355	0.0
23,978		Wabash National Corp.	447,429	0.1
15,781	(1)	WageWorks, Inc.	789,050	0.1
11,078		Watts Water Technologies, Inc.	868,515	0.1
18,156		Werner Enterprises, Inc.	681,758	0.1
23,592	(1)	Wesco Aircraft Holdings, Inc.	265,410	0.0
3,088	(1)	Willdan Group, Inc.	95,635	0.0
21,226		Woodward, Inc.	1,631,430	0.2

See Accompanying Notes to Financial Statements

85

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
13,882	(1)	YRC Worldwide, Inc.	139,514	0.0
			129,844,919	14.4

		Information Technology: 14.5%
42,828	(1),(2)	3D Systems Corp.	591,455	0.1
35,843	(1)	8x8, Inc.	718,652	0.1
22,826	(1)	A10 Networks, Inc.	142,206	0.0
10,409	(1)	Acacia Communications, Inc.	362,337	0.0
46,728	(1)	ACI Worldwide, Inc.	1,152,780	0.1
31,706	(1)	Acxiom Corp.	949,595	0.1
7,994	(1)	Adesto Technologies Corp.	67,150	0.0
20,391		Adtran, Inc.	302,806	0.0
15,552	(1)	Advanced Energy Industries, Inc.	903,416	0.1
14,082	(1)	Aerohive Networks, Inc.	55,906	0.0
10,865	(1)	Agilysys, Inc.	168,407	0.0
11,291	(1)	Alarm.com Holdings, Inc.	455,931	0.1
10,598	(1)	Alpha & Omega Co.	150,916	0.0
8,967	(1)	Altair Engineering, Inc.	306,492	0.0
10,774	(1),(2)	Alteryx, Inc.	411,136	0.1
12,849	(1),(2)	Ambarella, Inc.	496,100	0.1
9,970	(1)	Amber Road, Inc.	93,818	0.0
16,567		American Software, Inc.	241,381	0.0
40,968	(1)	Amkor Technology, Inc.	351,915	0.0
11,793	(1)	Anixter International, Inc.	746,497	0.1
5,159	(1)	Appfolio, Inc.	315,473	0.0
7,684	(1),(2)	Applied Optoelectronics, Inc.	345,012	0.0
12,116	(1)	Apptio, Inc.	438,599	0.1
7,490	(1)	Aquantia Corp.	86,734	0.0
4,210	(1)	Asure Software, Inc.	67,149	0.0
39,579	(1)	Avaya Holdings Corp.	794,746	0.1
13,720	(1),(2)	Avid Technology, Inc.	71,344	0.0
17,261		AVX Corp.	270,480	0.0
12,949	(1)	Axcelis Technologies, Inc.	256,390	0.0
15,801	(1)	AXT, Inc.	111,397	0.0
11,280		Badger Meter, Inc.	504,216	0.1
3,625		Bel Fuse, Inc.	75,762	0.0
16,563		Belden, Inc.	1,012,331	0.1
20,549		Benchmark Electronics, Inc.	599,003	0.1
7,825	(1),(2)	Benefitfocus, Inc.	262,920	0.0
19,348		Blackbaud, Inc.	1,982,203	0.2
12,276	(1)	Blackline, Inc.	533,147	0.1
18,952	(1)	Blucora, Inc.	701,224	0.1
16,153	(1)	Bottomline Technologies de, Inc.	804,904	0.1
48,925	(1)	Box, Inc.	1,222,636	0.1
16,510	(1)	Brightcove, Inc.	159,321	0.0
27,572		Brooks Automation, Inc.	899,399	0.1
9,909		Cabot Microelectronics Corp.	1,065,812	0.1
9,812	(1)	CACI International, Inc.	1,653,813	0.2
14,901	(1)	CalAmp Corp.	349,130	0.0
21,826	(1),(2)	Calix, Inc.	170,243	0.0
2,793	(1)	Carbon Black, Inc.	72,618	0.0
11,012	(1)	Carbonite, Inc.	384,319	0.0
2,794	(1)	Cardlytics, Inc.	60,797	0.0
17,963	(1)	Cardtronics plc	434,345	0.1
7,603	(1)	Care.com, Inc.	158,751	0.0
18,530	(1)	Cargurus, Inc.	643,732	0.1
29,576	(1)	Cars.com, Inc.	839,663	0.1
5,448	(1),(2)	Casa Systems, Inc.	88,966	0.0
6,045		Cass Information Systems, Inc.	416,017	0.1
9,497	(1)	Ceva, Inc.	286,809	0.0
11,742	(1)	ChannelAdvisor Corp.	164,975	0.0
57,279	(1)	Ciena Corp.	1,518,466	0.2
24,831	(1)	Cirrus Logic, Inc.	951,772	0.1
13,068	(1)	Cision Ltd.	195,367	0.0
6,231	(1)	Clearfield, Inc.	68,853	0.0
41,627	(1)	Cloudera, Inc.	567,792	0.1
11,724		Cohu, Inc.	287,355	0.0
15,823	(1)	Commvault Systems, Inc.	1,041,945	0.1
9,506		Comtech Telecommunications Corp.	303,051	0.0
10,884	(1)	Control4 Corp.	264,590	0.0
9,019		ConvergeOne Holdings, Inc.	84,688	0.0
36,419		Convergys Corp.	890,080	0.1
21,224	(1)	Cornerstone OnDemand, Inc.	1,006,654	0.1
20,537	(1),(2)	Coupa Software, Inc.	1,278,223	0.1
15,865	(1)	Cray, Inc.	390,279	0.0
39,773	(1)	Cree, Inc.	1,653,364	0.2
13,737		CSG Systems International, Inc.	561,431	0.1
14,477		CTS Corp.	521,172	0.1
18,725		Daktronics, Inc.	159,350	0.0
30,687	(2)	Diebold Nixdorf, Inc.	366,710	0.0
14,136	(1)	Digi International, Inc.	186,595	0.0
4,637	(1),(2)	Digimarc Corp.	124,272	0.0
15,760	(1)	Diodes, Inc.	543,247	0.1
5,785	(1),(2)	Eastman Kodak Co.	21,983	0.0
9,660	(2)	Ebix, Inc.	736,575	0.1
6,586	(1)	eGain Corp.	99,449	0.0
12,707	(1)	Electro Scientific Industries, Inc.	200,389	0.0
17,979	(1)	Electronics for Imaging, Inc.	585,396	0.1
13,850	(1)	Ellie Mae, Inc.	1,438,184	0.2
28,658	(1),(2)	Endurance International Group Holdings, Inc.	285,147	0.0
56,434		Entegris, Inc.	1,913,113	0.2
17,644	(1)	Envestnet, Inc.	969,538	0.1
5,281	(1)	ePlus, Inc.	496,942	0.1
48,398	(1)	Etsy, Inc.	2,041,912	0.2
9,303	(1)	Everbridge, Inc.	441,148	0.1
29,006	(1)	Everi Holdings, Inc.	208,843	0.0
24,330		EVERTEC, Inc.	531,611	0.1
17,054	(1),(2)	Exela Technologies, Inc.	81,007	0.0
13,268	(1)	ExlService Holdings, Inc.	751,101	0.1
46,964	(1)	Extreme Networks, Inc.	373,833	0.0
14,246	(1)	Fabrinet	525,535	0.1
6,909	(1)	Faro Technologies, Inc.	375,504	0.0
45,023	(1),(2)	Finisar Corp.	810,414	0.1
80,676	(1),(2)	Fitbit, Inc.	526,814	0.1
22,631	(1)	Five9, Inc.	782,354	0.1
10,720	(1)	ForeScout Technologies, Inc.	367,267	0.0
29,937	(1)	Formfactor, Inc.	398,162	0.1
44,096	(1)	Glu Mobile, Inc.	282,655	0.0
23,826	(1),(2)	Gogo, Inc.	115,794	0.0
13,597	(1),(2)	GTT Communications, Inc.	611,865	0.1
11,281		Hackett Group, Inc.	181,286	0.0
34,597	(1)	Harmonic, Inc.	147,037	0.0
25,795	(1)	Hortonworks, Inc.	469,985	0.1
14,298	(1),(2)	HubSpot, Inc.	1,792,969	0.2

See Accompanying Notes to Financial Statements

86

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
9,372	(1),(2)	Ichor Holdings Ltd.	198,874	0.0
24,732	(1)	II-VI, Inc.	1,074,605	0.1
12,287	(1)	Immersion Corp.	189,711	0.0
14,247	(1)	Imperva, Inc.	687,418	0.1
7,890	(1),(2)	Impinj, Inc.	174,448	0.0
60,086	(1)	Infinera Corp.	596,654	0.1
17,407	(1)	Inphi Corp.	567,642	0.1
14,409	(1)	Insight Enterprises, Inc.	705,032	0.1
11,043	(1)	Instructure, Inc.	469,880	0.1
53,488	(1)	Integrated Device Technology, Inc.	1,705,197	0.2
13,741		InterDigital, Inc.	1,111,647	0.1
9,079	(1),(2)	Internap Corp.	94,603	0.0
13,155	(1)	Iteris, Inc.	63,670	0.0
13,554	(1)	Itron, Inc.	813,918	0.1
18,638		j2 Global, Inc.	1,614,237	0.2
21,789	(1)	Kemet Corp.	526,204	0.1
13,887	(1)	Kimball Electronics, Inc.	254,132	0.0
35,122	(1)	Knowles Corp.	537,367	0.1
25,605	(1),(2)	Kopin Corp.	73,230	0.0
53,196	(1)	Lattice Semiconductor Corp.	348,966	0.0
6,865	(1)	Leaf Group Ltd.	74,485	0.0
41,548	(1)	Limelight Networks, Inc.	185,720	0.0
11,618	(1)	Liquidity Services, Inc.	76,098	0.0
22,271	(1)	LivePerson, Inc.	469,918	0.1
25,310	(1),(2)	Lumentum Holdings, Inc.	1,465,449	0.2
17,859	(1),(2)	MACOM Technology Solutions Holdings, Inc.	411,471	0.1
10,843		Mantech International Corp.	581,619	0.1
25,947		Maximus, Inc.	1,611,568	0.2
25,486	(1)	MaxLinear, Inc.	397,327	0.1
17,401	(1),(2)	Maxwell Technologies, Inc.	90,485	0.0
28,570	(1),(2)	Meet Group, Inc./The	127,994	0.0
1,416		Mesa Laboratories, Inc.	298,889	0.0
14,324		Methode Electronics, Inc.	577,257	0.1
3,653	(1)	MicroStrategy, Inc.	466,671	0.1
17,568	(1)	Mindbody, Inc.	678,125	0.1
13,438	(1),(2)	Mitek Systems, Inc.	119,598	0.0
29,796	(1),(2)	MobileIron, Inc.	132,592	0.0
11,656	(1)	Model N, Inc.	216,802	0.0
12,469	(1)	MoneyGram International, Inc.	83,418	0.0
17,741		Monotype Imaging Holdings, Inc.	360,142	0.0
7,505		MTS Systems Corp.	395,138	0.1
10,542	(1)	Nanometrics, Inc.	373,292	0.0
5,132	(1)	Napco Security Technologies, Inc.	75,184	0.0
13,006	(1),(2)	NeoPhotonics Corp.	81,027	0.0
12,365	(1)	Netgear, Inc.	772,813	0.1
33,559	(1)	Netscout Systems, Inc.	996,702	0.1
17,187	(1)	New Relic, Inc.	1,728,840	0.2
26,606		NIC, Inc.	413,723	0.1
2,424	(1)	nLight, Inc.	80,137	0.0
12,866	(1)	Novanta, Inc.	801,552	0.1
2,436		NVE Corp.	296,656	0.0
69,435	(1)	Oclaro, Inc.	620,055	0.1
12,407	(1)	OneSpan, Inc.	243,798	0.0
7,193	(1)	OSI Systems, Inc.	556,235	0.1
99,925	(1),(2)	Pandora Media, Inc.	787,409	0.1
4,630	(1)	PAR Technology Corp.	81,858	0.0
10,843		Park Electrochemical Corp.	251,449	0.0
11,341	(1)	Paylocity Holding Corp.	667,531	0.1
11,682	(1),(2)	PDF Solutions, Inc.	139,950	0.0
15,344	(1)	Perficient, Inc.	404,621	0.1
54,544		Perspecta, Inc.	1,120,879	0.1
28,411	(1)	Photronics, Inc.	226,578	0.0
13,244		Plantronics, Inc.	1,009,855	0.1
13,436	(1)	Plexus Corp.	799,979	0.1
11,439		Power Integrations, Inc.	835,619	0.1
13,269	(1),(2)	Presidio, Inc.	173,824	0.0
18,136		Progress Software Corp.	704,040	0.1
10,904	(1)	PROS Holdings, Inc.	398,759	0.1
13,918	(1)	Q2 Holdings, Inc.	794,022	0.1
4,210		QAD, Inc.	211,132	0.0
13,331	(1)	Qualys, Inc.	1,123,803	0.1
12,332	(1)	Quantenna Communications, Inc.	191,639	0.0
15,787	(1)	QuinStreet, Inc.	200,495	0.0
30,940	(1)	Quotient Technology, Inc.	405,314	0.1
43,071	(1)	Rambus, Inc.	540,110	0.1
12,877	(1)	Rapid7, Inc.	363,389	0.0
4,760		Reis, Inc.	103,768	0.0
13,820	(1),(2)	Remark Holdings, Inc.	54,036	0.0
19,588	(1)	Ribbon Communications, Inc.	139,467	0.0
7,140	(1)	Rogers Corp.	795,824	0.1
8,336	(1)	Rosetta Stone, Inc.	133,626	0.0
13,341	(1)	Rudolph Technologies, Inc.	394,894	0.1
16,302	(1)	SailPoint Technologies Holding, Inc.	400,051	0.1
28,205	(1)	Sanmina Corp.	826,407	0.1
10,819	(1)	Scansource, Inc.	436,006	0.1
17,225		Science Applications International Corp.	1,394,019	0.2
26,147	(1)	Semtech Corp.	1,230,216	0.1
3,984	(1)	SendGrid, Inc.	105,656	0.0
36,641	(1)	ServiceSource International, Inc.	144,366	0.0
2,703	(1),(2)	ShotSpotter, Inc.	102,525	0.0
7,575	(1)	Shutterstock, Inc.	359,510	0.0
16,742	(1)	Sigma Designs, Inc.	102,126	0.0
16,645	(1)	Silicon Laboratories, Inc.	1,657,842	0.2
3,746	(1)	SMART Global Holdings, Inc.	119,385	0.0
6,783	(1)	SPS Commerce, Inc.	498,415	0.1
6,829	(1)	Stamps.com, Inc.	1,728,078	0.2
20,433	(1),(2)	Stratasys Ltd.	391,088	0.1
23,663	(1),(2)	SunPower Corp.	181,495	0.0
15,257	(1)	Super Micro Computer, Inc.	360,828	0.0
17,681	(1)	SYKES Enterprises, Inc.	508,859	0.1
13,529	(1)	Synaptics, Inc.	681,456	0.1
11,814		SYNNEX Corp.	1,140,169	0.1
14,065	(1)	Syntel, Inc.	451,346	0.1
4,608		Systemax, Inc.	158,193	0.0
14,599	(1)	Tech Data Corp.	1,198,870	0.1
8,126	(1)	TechTarget, Inc.	230,778	0.0
17,923	(1)	Telaria, Inc.	72,409	0.0
13,648	(1)	TeleNav, Inc.	76,429	0.0
47,818		TiVo Corp.	643,152	0.1
12,364	(1),(2)	Trade Desk, Inc./The	1,159,743	0.1
49,750		Travelport Worldwide Ltd.	922,365	0.1
33,777	(1)	TrueCar, Inc.	340,810	0.0
6,153		TTEC Holdings, Inc.	212,586	0.0
37,157	(1),(2)	TTM Technologies, Inc.	655,078	0.1
3,876	(1),(2)	Tucows, Inc.	235,079	0.0

See Accompanying Notes to Financial Statements

87

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
14,681	(1)	Ultra Clean Holdings, Inc.	243,705	0.0
21,251	(1),(2)	Unisys Corp.	274,138	0.0
5,639	(1)	Upland Software, Inc.	193,812	0.0
20,045	(1)	USA Technologies, Inc.	280,630	0.0
10,084	(1)	Varonis Systems, Inc.	751,258	0.1
19,321	(1)	Veeco Instruments, Inc.	275,324	0.0
42,968	(1)	VeriFone Holdings, Inc.	980,530	0.1
25,167	(1)	Verint Systems, Inc.	1,116,156	0.1
3,223	(1)	Veritone, Inc.	54,211	0.0
21,744	(1),(2)	Viasat, Inc.	1,429,016	0.2
90,816	(1)	Viavi Solutions, Inc.	929,956	0.1
23,678	(1),(2)	VirnetX Holding Corp.	80,505	0.0
11,508	(1)	Virtusa Corp.	560,209	0.1
52,249		Vishay Intertechnology, Inc.	1,212,177	0.1
4,952	(1)	Vishay Precision Group, Inc.	188,919	0.0
16,555	(1)	Web.com Group, Inc.	427,947	0.1
11,406	(1)	Workiva, Inc.	278,306	0.0
22,441	(1)	Xcerra Corp.	313,501	0.0
13,577	(1)	XO Group, Inc.	434,464	0.1
20,126		Xperi Corp.	324,029	0.0
32,717	(1)	Yelp, Inc.	1,281,852	0.1
30,123	(1)	Yext, Inc.	582,579	0.1
29,128	(1)	Zix Corp.	157,000	0.0
5,015	(1),(2)	Zscaler, Inc.	179,286	0.0
			130,499,274	14.5

		Materials: 4.2%
11,546		A Schulman, Inc.	513,797	0.1
9,298		Advanced Emissions Solutions, Inc.	105,625	0.0
12,413	(1)	AdvanSix, Inc.	454,688	0.1
10,142	(1),(2)	AgroFresh Solutions, Inc.	71,095	0.0
124,702	(1),(2)	AK Steel Holding Corp.	541,207	0.1
49,941	(1),(2)	Allegheny Technologies, Inc.	1,254,518	0.1
12,456		American Vanguard Corp.	285,865	0.0
13,001		Balchem Corp.	1,275,918	0.1
15,443		Boise Cascade Co.	690,302	0.1
18,443		Carpenter Technology Corp.	969,549	0.1
20,287	(1)	Century Aluminum Co.	319,520	0.0
3,283		Chase Corp.	384,932	0.1
7,470	(1)	Clearwater Paper Corp.	172,557	0.0
119,123	(1)	Cleveland-Cliffs, Inc.	1,004,207	0.1
72,901	(1)	Coeur Mining, Inc.	554,048	0.1
45,617		Commercial Metals Co.	962,975	0.1
13,329	(2)	Compass Minerals International, Inc.	876,382	0.1
34,367	(1)	Ferro Corp.	716,552	0.1
30,512	(1)	Ferroglobe PLC	–	–
22,128	(1),(2)	Flotek Industries, Inc.	71,473	0.0
8,164	(1),(2)	Forterra, Inc.	79,436	0.0
7,790		FutureFuel Corp.	109,138	0.0
28,667	(1)	GCP Applied Technologies, Inc.	829,910	0.1
24,632		Gold Resource Corp.	162,325	0.0
2,217		Greif, Inc.	127,699	0.0
10,110		Greif, Inc. - Class A	534,718	0.1
5,281		Hawkins, Inc.	186,683	0.0
5,425		Haynes International, Inc.	199,315	0.0
19,646		HB Fuller Co.	1,054,597	0.1
154,914		Hecla Mining Co.	539,101	0.1
17,119	(1)	Ingevity Corp.	1,384,242	0.2
7,977		Innophos Holdings, Inc.	379,705	0.1
9,936		Innospec, Inc.	760,601	0.1
38,191	(1)	Intrepid Potash, Inc.	156,583	0.0
6,567		Kaiser Aluminum Corp.	683,690	0.1
34,854		KapStone Paper and Packaging Corp.	1,202,463	0.1
74,371	(1)	Klondex Mines Ltd.	171,797	0.0
5,527		KMG Chemicals, Inc.	407,782	0.1
9,204	(1)	Koppers Holdings, Inc.	352,973	0.0
12,138	(1)	Kraton Corp.	560,047	0.1
8,702		Kronos Worldwide, Inc.	196,056	0.0
57,691		Louisiana-Pacific Corp.	1,570,349	0.2
7,981	(1)	LSB Industries, Inc.	42,299	0.0
8,216		Materion Corp.	444,896	0.1
14,065		Minerals Technologies, Inc.	1,059,798	0.1
11,109		Myers Industries, Inc.	213,293	0.0
6,698		Neenah, Inc.	568,325	0.1
4,183		Olympic Steel, Inc.	85,375	0.0
21,411	(1)	Omnova Solutions, Inc.	222,674	0.0
19,101		PH Glatfelter Co.	374,189	0.0
32,498		PolyOne Corp.	1,404,564	0.2
10,963	(1)	PQ Group Holdings, Inc.	197,334	0.0
5,392		Quaker Chemical Corp.	835,059	0.1
19,516		Rayonier Advanced Materials, Inc.	333,528	0.0
7,499	(1)	Ryerson Holding Corp.	83,614	0.0
11,038		Schnitzer Steel Industries, Inc.	371,981	0.0
12,321		Schweitzer-Mauduit International, Inc.	538,674	0.1
16,991		Sensient Technologies Corp.	1,215,706	0.1
8,259		Stepan Co.	644,285	0.1
45,512	(1)	Summit Materials, Inc.	1,194,690	0.1
26,890	(1)	SunCoke Energy, Inc.	360,326	0.0
118,524		Tahoe Resources, Inc.	583,138	0.1
16,448	(1),(2)	TimkenSteel Corp.	268,925	0.0
7,099	(1)	Trecora Resources	105,420	0.0
11,114		Tredegar Corp.	261,179	0.0
17,685		Trinseo SA	1,254,751	0.1
37,596	(2)	Tronox Ltd. - CL A	739,889	0.1
3,159	(1)	Universal Stainless & Alloy	74,774	0.0
6,773	(1),(2)	US Concrete, Inc.	355,583	0.0
10,533		Valhi, Inc.	50,137	0.0
14,421	(1)	Verso Corp.	313,801	0.0
14,421		Warrior Met Coal, Inc.	397,587	0.1
17,119		Worthington Industries, Inc.	718,484	0.1
			38,188,698	4.2

		Real Estate: 7.1%
32,989		Acadia Realty Trust	902,909	0.1
11,935		Agree Realty Corp.	629,810	0.1
27,485		Alexander & Baldwin, Inc.	645,897	0.1
976	(2)	Alexander's, Inc.	373,447	0.0
4,611	(1),(2)	Altisource Portfolio Solutions SA	134,503	0.0
17,316		American Assets Trust, Inc.	663,030	0.1
14,856		Americold Realty Trust	327,129	0.0
18,337		Armada Hoffler Properties, Inc.	273,221	0.0
36,214		Ashford Hospitality Trust, Inc.	293,333	0.0

See Accompanying Notes to Financial Statements

88

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
9,480	(2)	Bluerock Residential Growth REIT, Inc.	84,562	0.0
15,429		Braemar Hotels & Resorts, Inc.	176,199	0.0
31,479		CareTrust REIT, Inc.	525,385	0.1
20,125		CatchMark Timber Trust, Inc.	256,191	0.0
68,639	(2)	CBL & Associates Properties, Inc.	382,319	0.0
46,690		Cedar Realty Trust, Inc.	220,377	0.0
18,336		Chatham Lodging Trust	389,090	0.0
24,263		Chesapeake Lodging Trust	767,681	0.1
15,262		City Office REIT, Inc.	195,811	0.0
8,865		Community Healthcare Trust, Inc.	264,798	0.0
2,687		Consolidated-Tomoka Land Co.	165,277	0.0
42,972		CoreCivic, Inc.	1,026,601	0.1
6,478	(2)	CorEnergy Infrastructure Trust, Inc.	243,573	0.0
17,366	(1)	CorePoint Lodging, Inc.	449,779	0.1
165,751		Cousins Properties, Inc.	1,606,127	0.2
78,462		DiamondRock Hospitality Co.	963,513	0.1
17,781		Easterly Government Properties, Inc.	351,353	0.0
13,587		EastGroup Properties, Inc.	1,298,374	0.2
30,289		Education Realty Trust, Inc.	1,256,993	0.1
9,240	(2)	Farmland Partners, Inc.	81,312	0.0
47,017		First Industrial Realty Trust, Inc.	1,567,547	0.2
3,927	(1)	Forestar Group, Inc.	81,485	0.0
28,321		Four Corners Property Trust, Inc.	697,546	0.1
47,331		Franklin Street Properties Corp.	405,153	0.1
22,761		Front Yard Residential Corp.	237,170	0.0
2,381	(1)	FRP Holdings, Inc.	154,170	0.0
48,898		Geo Group, Inc./The	1,346,651	0.2
14,694		Getty Realty Corp.	413,930	0.1
14,447		Gladstone Commercial Corp.	277,671	0.0
28,629		Global Net Lease, Inc.	584,890	0.1
38,882		Government Properties Income Trust	616,280	0.1
63,466		Gramercy Property Trust	1,733,891	0.2
48,744		Healthcare Realty Trust, Inc.	1,417,476	0.2
17,130		Hersha Hospitality Trust	367,438	0.0
14,847		HFF, Inc.	509,994	0.1
32,950		Independence Realty Trust, Inc.	339,715	0.0
4,754		Industrial Logistics Properties Trust	106,252	0.0
17,938	(1)	InfraREIT, Inc.	397,685	0.1
2,375		Innovative Industrial Properties, Inc.	86,973	0.0
61,339		Investors Real Estate Trust	339,205	0.0
32,442	(1)	iStar, Inc.	350,049	0.0
50,771		Kennedy-Wilson Holdings, Inc.	1,073,807	0.1
34,404		Kite Realty Group Trust	587,620	0.1
45,177		LaSalle Hotel Properties	1,546,409	0.2
88,653		Lexington Realty Trust	773,941	0.1
16,095		LTC Properties, Inc.	687,900	0.1
35,265		Mack-Cali Realty Corp.	715,174	0.1
7,376	(1)	Marcus & Millichap, Inc.	287,738	0.0
31,169		Monmouth Real Estate Investment Corp.	515,224	0.1
15,875		National Health Investors, Inc.	1,169,670	0.1
20,425		National Storage Affiliates Trust	629,499	0.1
33,684		New Senior Investment Group, Inc.	254,988	0.0
6,304		Newmark Group, Inc.	89,706	0.0
8,254		NexPoint Residential Trust, Inc.	234,826	0.0
23,329		NorthStar Realty Europe Corp.	338,037	0.0
10,366		One Liberty Properties, Inc.	273,766	0.0
27,222	(2)	Pebblebrook Hotel Trust	1,056,214	0.1
28,704	(2)	Pennsylvania Real Estate Investment Trust	315,457	0.0
71,891		Physicians Realty Trust	1,145,943	0.1
41,786		Piedmont Office Realty Trust, Inc.	832,795	0.1
24,511		PotlatchDeltic Corp.	1,246,384	0.1
15,407		Preferred Apartment Communities, Inc.	261,765	0.0
7,731		PS Business Parks, Inc.	993,434	0.1
20,658		QTS Realty Trust, Inc.	815,991	0.1
37,851	(1)	Quality Care Properties, Inc.	814,175	0.1
31,768		Ramco-Gershenson Properties	419,655	0.1
7,556		RE/MAX Holdings, Inc.	396,312	0.1
28,457	(1),(2)	Redfin Corp.	657,072	0.1
43,425		Retail Opportunity Investments Corp.	832,023	0.1
31,432		Rexford Industrial Realty, Inc.	986,650	0.1
68,984		RLJ Lodging Trust	1,521,097	0.2
3,179		RMR Group, Inc.	249,393	0.0
18,061		Ryman Hospitality Properties	1,501,772	0.2
71,253		Sabra Healthcare REIT, Inc.	1,548,328	0.2
4,123		Saul Centers, Inc.	220,910	0.0
26,718		Select Income REIT	600,353	0.1
11,596	(2)	Seritage Growth Properties	492,018	0.1
9,484	(1)	Spirit MTA REIT	97,685	0.0
18,009	(1),(2)	St. Joe Co.	323,262	0.0
38,608		STAG Industrial, Inc.	1,051,296	0.1
2,652	(1)	Stratus Properties, Inc.	81,019	0.0
41,348		Summit Hotel Properties, Inc.	591,690	0.1
90,861		Sunstone Hotel Investors, Inc.	1,510,110	0.2
30,749		Tanger Factory Outlet Centers, Inc.	722,294	0.1
9,802	(1)	Tejon Ranch Co.	238,189	0.0
22,306		Terreno Realty Corp.	840,267	0.1
20,718		Tier REIT, Inc.	492,674	0.1
10,870	(1),(2)	Trinity Place Holdings, Inc.	71,199	0.0
17,252		UMH Properties, Inc.	264,818	0.0

See Accompanying Notes to Financial Statements

89

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
6,086		Universal Health Realty Income Trust	389,382	0.1
42,038		Urban Edge Properties	961,409	0.1
15,000		Urstadt Biddle Properties, Inc.	339,450	0.0
72,940		Washington Prime Group, Inc.	591,543	0.1
31,101		Washington Real Estate Investment Trust	943,293	0.1
18,495		Whitestone REIT	230,818	0.0
8,921	(1)	Willscot Corp.	132,031	0.0
43,571		Xenia Hotels & Resorts, Inc.	1,061,390	0.1
			63,999,630	7.1

		Telecommunication Services: 0.7%
4,399		ATN International, Inc.	232,135	0.0
15,851	(1)	Boingo Wireless, Inc.	358,074	0.1
17,941	(1)	Cincinnati Bell, Inc.	281,674	0.0
16,868		Cogent Communications Holdings, Inc.	900,751	0.1
27,535	(2)	Consolidated Communications Holdings, Inc.	340,333	0.1
32,149	(2)	Frontier Communications Corp.	172,319	0.0
16,366	(1)	Intelsat SA	272,658	0.0
38,204	(1)	Iridium Communications, Inc.	615,084	0.1
34,155	(1)	NII Holdings, Inc.	133,204	0.0
8,192	(1)	Ooma, Inc.	115,917	0.0
28,144	(1),(2)	Orbcomm, Inc.	284,254	0.1
4,289	(1),(2)	pdvWireless, Inc.	107,011	0.0
19,547		Shenandoah Telecommunications Co.	639,187	0.1
8,901		Spok Holdings, Inc.	133,960	0.0
87,233	(1)	Vonage Holdings Corp.	1,124,433	0.1
15,056	(2)	Windstream Holdings, Inc.	79,345	0.0
			5,790,339	0.7

		Utilities: 3.2%
20,177		Allete, Inc.	1,561,902	0.2
14,528		American States Water Co.	830,420	0.1
5,585	(1),(2)	AquaVenture Holdings Ltd.	87,014	0.0
2,723		Artesian Resources Corp.	105,571	0.0
65,167	(1)	Atlantic Power Corp.	143,367	0.0
26,010		Avista Corp.	1,369,687	0.2
21,147	(2)	Black Hills Corp.	1,294,408	0.1
9,351	(1),(2)	Cadiz, Inc.	122,498	0.0
19,460		California Water Service Group	757,967	0.1
7,067		Chesapeake Utilities Corp.	565,007	0.1
5,399		Connecticut Water Service, Inc.	352,663	0.0
16,715		El Paso Electric Co.	987,856	0.1
20,164		Idacorp, Inc.	1,859,927	0.2
15,376		MGE Energy, Inc.	969,457	0.1
7,763		Middlesex Water Co.	327,366	0.0
34,986		New Jersey Resources Corp.	1,565,623	0.2
11,505		Northwest Natural Gas Co.	734,019	0.1
19,287		NorthWestern Corp.	1,104,181	0.1
17,552		NRG Yield, Inc. - Class A	299,262	0.0
22,927		NRG Yield, Inc. - Class C	394,344	0.0
20,969		ONE Gas, Inc.	1,567,223	0.2
16,136		Ormat Technologies, Inc.	858,274	0.1
17,464		Otter Tail Corp.	831,286	0.1
32,160	(2)	Pattern Energy Group, Inc.	603,000	0.1
31,508		PNM Resources, Inc.	1,225,661	0.1
35,068		Portland General Electric Co.	1,499,508	0.2
2,627		RGC Resources, Inc.	76,656	0.0
6,948		SJW Group	460,097	0.1
32,698		South Jersey Industries, Inc.	1,094,402	0.1
19,143		Southwest Gas Holdings, Inc.	1,460,037	0.2
4,938		Spark Energy, Inc.	48,146	0.0
19,633		Spire, Inc.	1,387,071	0.2
23,532		TerraForm Power, Inc.	275,324	0.0
7,234		Unitil Corp.	369,223	0.0
20,803		WGL Holdings, Inc.	1,846,266	0.2
7,491	(2)	York Water Co.	238,214	0.0
			29,272,927	3.2

	Total Common Stock
	(Cost $546,863,683)		879,359,114	97.4

RIGHTS: 0.0%
		Consumer Discretionary: –%
46,399	(1),(3)	Media General, Inc. - CVR	–	–

		Health Care: 0.0%
12,980	(1),(3)	Clinical Data, Inc.	–	–
64,411	(1),(3)	Dyax, Corp. - CVR	157,807	0.0
			157,807	0.0

	Total Rights
	(Cost $9,198)		157,807	0.0

	Total Long-Term Investments
	(Cost $546,872,881)		879,516,921	97.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 12.0%
	Securities Lending Collateral(4): 8.4%
36,277,310	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $36,283,512, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $37,002,856, due 07/25/18-06/15/53)	36,277,310	4.0

See Accompanying Notes to Financial Statements

90

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4): (continued)
3,803,429	Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.00%, due 07/02/18 (Repurchase Amount $3,804,054, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $3,879,498, due 07/05/18-09/09/49)	3,803,429	0.4
18,133,643	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $18,137,041, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $18,496,319, due 11/15/42-08/15/44)	18,133,643	2.0
18,133,643	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $18,137,071, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $18,496,451, due 07/15/19-02/15/48)	18,133,643	2.0
		76,348,025	8.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.6%
32,188,000	(5) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810%
	(Cost $32,188,000)	32,188,000	3.6

	Total Short-Term Investments
	(Cost $108,536,025)	108,536,025	12.0

	Total Investments in Securities (Cost $655,408,906)	$988,052,946	109.4
	Liabilities in Excess of Other Assets	(84,848,821)	(9.4)
	Net Assets	$903,204,125	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

91

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 29.0%
		Basic Materials: 0.8%
500,000		Airgas, Inc., 2.900%, 11/15/2022	487,244	0.0
800,000		Barrick Australian Finance Pty Ltd., 5.950%, 10/15/2039	895,185	0.0
800,000		Cabot Corp., 3.700%, 07/15/2022	793,893	0.0
1,500,000	(1)	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.300%, 05/01/2023	1,489,859	0.1
500,000	(1)	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.700%, 06/01/2028	494,310	0.0
1,782,000		Dow Chemical Co., 8.550%, 05/15/2019	1,868,085	0.1
500,000		Dow Chemical Co/The, 4.250%, 10/01/2034	481,712	0.0
68,000		Eastman Chemical Co., 4.500%, 01/15/2021	69,604	0.0
400,000		Eastman Chemical Co., 4.650%, 10/15/2044	393,242	0.0
2,279,000		EI Du Pont de Nemours & Co., 6.000%, 07/15/2018	2,281,415	0.1
250,000		Goldcorp, Inc., 3.625%, 06/09/2021	249,784	0.0
1,500,000		International Paper Co., 3.000%, 02/15/2027	1,359,833	0.1
400,000		International Paper Co., 3.650%, 06/15/2024	395,782	0.0
750,000		International Paper Co., 3.800%, 01/15/2026	729,301	0.0
500,000		LYB International Finance BV, 4.000%, 07/15/2023	501,483	0.0
250,000		Monsanto Co., 2.125%, 07/15/2019	247,796	0.0
1,000,000		Monsanto Co., 2.200%, 07/15/2022	935,154	0.0
400,000		Monsanto Co., 2.750%, 07/15/2021	390,310	0.0
1,000,000		Monsanto Co., 3.600%, 07/15/2042	822,126	0.0
500,000		Monsanto Co., 3.950%, 04/15/2045	435,405	0.0
250,000		Monsanto Co., 4.200%, 07/15/2034	232,393	0.0
1,000,000		Mosaic Co/The, 4.250%, 11/15/2023	1,006,689	0.1
250,000		Mosaic Co/The, 5.450%, 11/15/2033	253,267	0.0
1,000,000		Nutrien Ltd., 3.150%, 10/01/2022	973,363	0.0
1,000,000		Nutrien Ltd., 5.625%, 12/01/2040	1,110,565	0.1
1,000,000		Praxair, Inc., 2.200%, 08/15/2022	958,763	0.0
500,000		Rio Tinto Finance USA Ltd., 3.750%, 06/15/2025	503,205	0.0
750,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	948,409	0.0
1,000,000		Sherwin-Williams Co/The, 3.450%, 06/01/2027	945,638	0.0
2,000,000		Southern Copper Corp., 5.375%, 04/16/2020	2,076,617	0.1
250,000		Southern Copper Corp., 5.875%, 04/23/2045	266,763	0.0
350,000		Southern Copper Corp., 6.750%, 04/16/2040	403,173	0.0
1,955,000		Vale Overseas Ltd., 6.875%, 11/21/2036	2,204,654	0.1
			27,205,022	0.8

		Communications: 2.9%
250,000		21st Century Fox America, Inc., 4.750%, 09/15/2044	253,600	0.0
2,050,000		21st Century Fox America, Inc., 6.150%, 03/01/2037	2,410,045	0.1
1,000,000		Alibaba Group Holding Ltd, 2.800%, 06/06/2023	963,168	0.0
1,000,000		Alibaba Group Holding Ltd, 3.400%, 12/06/2027	932,475	0.0
300,000		Amazon.com, Inc., 2.500%, 11/29/2022	291,356	0.0
1,000,000	(1)	Amazon.com, Inc., 2.800%, 08/22/2024	954,727	0.0
1,000,000		Amazon.com, Inc., 3.150%, 08/22/2027	961,908	0.0
1,000,000		Amazon.com, Inc., 3.800%, 12/05/2024	1,021,258	0.0
1,000,000		Amazon.com, Inc., 4.800%, 12/05/2034	1,098,829	0.1
4,000,000		America Movil SAB de CV, 5.000%, 03/30/2020	4,113,759	0.1
500,000		AT&T, Inc., 3.200%, 03/01/2022	490,945	0.0
1,000,000		AT&T, Inc., 3.400%, 05/15/2025	941,880	0.0
500,000		AT&T, Inc., 3.800%, 03/01/2024	490,785	0.0
1,014,000	(1)	AT&T, Inc., 4.100%, 02/15/2028	970,466	0.0
500,000		AT&T, Inc., 4.125%, 02/17/2026	489,526	0.0
1,000,000		AT&T, Inc., 4.250%, 03/01/2027	980,547	0.0
2,000,000		AT&T, Inc., 4.500%, 05/15/2035	1,854,103	0.1
1,260,000		AT&T, Inc., 4.500%, 03/09/2048	1,085,623	0.1
1,500,000		AT&T, Inc., 4.750%, 05/15/2046	1,343,804	0.1
2,500,000	(1)	AT&T, Inc., 4.900%, 08/15/2037	2,378,051	0.1
500,000		AT&T, Inc., 5.450%, 03/01/2047	492,186	0.0
250,000		AT&T, Inc., 5.650%, 02/15/2047	252,452	0.0
1,620,000		AT&T, Inc., 6.000%, 08/15/2040	1,693,287	0.1

See Accompanying Notes to Financial Statements

92

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
500,000		British Telecommunications PLC, 2.350%, 02/14/2019	498,634	0.0
300,000		CBS Corp., 2.300%, 08/15/2019	297,310	0.0
300,000		CBS Corp., 3.700%, 08/15/2024	292,078	0.0
250,000		CBS Corp., 4.000%, 01/15/2026	242,761	0.0
2,000,000	(2)	CBS Corp., 4.300%, 02/15/2021	2,034,177	0.1
250,000		CBS Corp., 4.600%, 01/15/2045	231,337	0.0
300,000		CBS Corp., 4.900%, 08/15/2044	289,943	0.0
500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	506,018	0.0
1,500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	1,516,564	0.1
1,000,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	1,056,755	0.1
1,000,000		Cisco Systems, Inc., 2.125%, 03/01/2019	997,602	0.0
1,000,000		Cisco Systems, Inc., 2.200%, 02/28/2021	981,407	0.0
1,000,000		Cisco Systems, Inc., 2.900%, 03/04/2021	997,114	0.0
1,000,000		Cisco Systems, Inc., 3.625%, 03/04/2024	1,011,620	0.0
1,500,000		Cisco Systems, Inc., 5.500%, 01/15/2040	1,786,081	0.1
750,000		Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022	920,667	0.0
750,000		Comcast Corp., 3.000%, 02/01/2024	717,640	0.0
500,000		Comcast Corp., 3.375%, 02/15/2025	480,326	0.0
1,250,000		Comcast Corp., 3.600%, 03/01/2024	1,231,169	0.1
724,000		Comcast Corp., 3.969%, 11/01/2047	638,769	0.0
750,000		Comcast Corp., 4.200%, 08/15/2034	717,008	0.0
750,000		Comcast Corp., 4.250%, 01/15/2033	733,195	0.0
1,000,000		Comcast Corp., 4.500%, 01/15/2043	946,976	0.0
1,000,000		Comcast Corp., 4.600%, 08/15/2045	964,952	0.0
335,000		Comcast Corp., 6.500%, 11/15/2035	398,721	0.0
1,500,000		Deutsche Telekom International Finance BV, 8.750%, 06/15/2030	1,991,022	0.1
750,000		Discovery Communications LLC, 3.250%, 04/01/2023	727,951	0.0
500,000	(1)	Discovery Communications LLC, 3.500%, 06/15/2022	495,455	0.0
250,000	(1)	Discovery Communications LLC, 3.900%, 11/15/2024	244,732	0.0
1,800,000		Discovery Communications LLC, 4.375%, 06/15/2021	1,841,039	0.1
300,000		eBay, Inc., 2.875%, 08/01/2021	295,521	0.0
1,500,000		Expedia Group, Inc., 5.950%, 08/15/2020	1,575,477	0.1
1,000,000		Expedia Group, Inc., 7.456%, 08/15/2018	1,004,880	0.0
300,000		Juniper Networks, Inc., 3.125%, 02/26/2019	300,620	0.0
500,000		Juniper Networks, Inc., 4.500%, 03/15/2024	508,648	0.0
300,000		Motorola Solutions, Inc., 3.500%, 09/01/2021	298,374	0.0
100,000		Motorola Solutions, Inc., 4.000%, 09/01/2024	97,061	0.0
1,500,000	(1)	NBCUniversal Enterprise, Inc., 1.974%, 04/15/2019	1,488,983	0.1
500,000		NBCUniversal Media LLC, 2.875%, 01/15/2023	479,627	0.0
500,000		NBCUniversal Media, LLC, 4.450%, 01/15/2043	473,339	0.0
1,500,000		Omnicom Group, Inc. / Omnicom Capital, Inc., 3.625%, 05/01/2022	1,489,973	0.1
250,000		Orange SA, 2.750%, 02/06/2019	249,869	0.0
500,000		Orange SA, 5.500%, 02/06/2044	555,170	0.0
250,000		Rogers Communications, Inc., 5.000%, 03/15/2044	260,389	0.0
500,000		Telefonica Emisiones SAU, 4.103%, 03/08/2027	484,239	0.0
750,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	703,267	0.0
700,000		Telefonica Emisiones SAU, 5.134%, 04/27/2020	722,424	0.0
2,000,000		Telefonica Emisiones SAU, 5.462%, 02/16/2021	2,094,262	0.1
1,000,000	(1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	972,589	0.0
750,000		Time Warner Cable LLC, 4.125%, 02/15/2021	754,192	0.0
1,000,000		Time Warner Cable LLC, 4.500%, 09/15/2042	823,863	0.0
1,000,000		Time Warner Entertainment Co. L.P., 8.375%, 03/15/2023	1,164,476	0.1

See Accompanying Notes to Financial Statements

93

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
500,000		Time Warner Inc., 2.100%, 06/01/2019	496,626	0.0
500,000		Time Warner Inc., 3.550%, 06/01/2024	482,561	0.0
500,000		Time Warner Inc., 4.650%, 06/01/2044	445,038	0.0
1,500,000		Time Warner Inc., 4.875%, 03/15/2020	1,539,221	0.1
400,000		Time Warner Inc., 5.350%, 12/15/2043	391,647	0.0
1,425,000		Time Warner Inc., 6.500%, 11/15/2036	1,603,758	0.1
1,000,000		Verizon Communications, Inc., 2.625%, 08/15/2026	888,810	0.0
1,000,000		Verizon Communications, Inc., 3.500%, 11/01/2024	968,169	0.0
1,000,000		Verizon Communications, Inc., 4.125%, 03/16/2027	987,511	0.0
1,585,000	(1)	Verizon Communications, Inc., 4.329%, 09/21/2028	1,574,060	0.1
1,650,000		Verizon Communications, Inc., 4.400%, 11/01/2034	1,542,310	0.1
655,000		Verizon Communications, Inc., 4.522%, 09/15/2048	599,035	0.0
3,000,000		Verizon Communications, Inc., 4.750%, 11/01/2041	2,870,156	0.1
3,136,000		Verizon Communications, Inc., 4.862%, 08/21/2046	3,005,566	0.1
248,000		Viacom, Inc., 3.875%, 04/01/2024	240,151	0.0
390,000		Viacom, Inc., 4.375%, 03/15/2043	324,896	0.0
440,000		Viacom, Inc., 5.850%, 09/01/2043	443,322	0.0
500,000		Vodafone Group PLC, 2.950%, 02/19/2023	482,812	0.0
1,500,000		Vodafone Group PLC, 3.750%, 01/16/2024	1,488,457	0.1
2,000,000		Vodafone Group PLC, 4.125%, 05/30/2025	1,992,562	0.1
1,000,000		Vodafone Group PLC, 6.150%, 02/27/2037	1,102,066	0.1
300,000		Walt Disney Co/The, 2.350%, 12/01/2022	288,047	0.0
400,000		Walt Disney Co/The, 3.000%, 02/13/2026	380,935	0.0
300,000		Walt Disney Co/The, 4.125%, 06/01/2044	289,924	0.0
1,000,000		Walt Disney Co/The, 5.500%, 03/15/2019	1,020,162	0.0
1,000,000		WPP Finance 2010, 3.625%, 09/07/2022	975,228	0.0
			95,474,076	2.9

		Consumer, Cyclical: 1.9%
230,500		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	218,426	0.0
947,047		American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 04/15/2030	892,220	0.0
720,750		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	703,333	0.0
1,214,000		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	1,173,198	0.1
500,000		American Honda Finance Corp., 2.300%, 09/09/2026	454,567	0.0
750,000		AutoZone, Inc., 3.125%, 07/15/2023	728,504	0.0
286,000	(1)	British Airways 2018-1 Class A Pass Through Trust, 4.125%, 03/20/2033	282,944	0.0
400,000		Tapestry, Inc., 4.250%, 04/01/2025	395,676	0.0
1,498,941		Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 11/10/2019	1,572,142	0.1
300,000		Costco Wholesale Corp., 1.700%, 12/15/2019	295,692	0.0
1,000,000	(1)	Daimler Finance North America LLC, 2.300%, 02/12/2021	971,662	0.0
500,000	(1)	Daimler Finance North America LLC, 2.375%, 08/01/2018	499,872	0.0
795,036		Delta Air Lines 2007-1 Class A Pass Through Trust, 6.821%, 02/10/2024	867,703	0.0
500,000		Ford Motor Co., 4.346%, 12/08/2026	489,672	0.0
300,000		Ford Motor Co., 4.750%, 01/15/2043	259,993	0.0
500,000		Ford Motor Co., 7.450%, 07/16/2031	588,799	0.0
500,000		Ford Motor Credit Co. LLC, 2.021%, 05/03/2019	495,962	0.0
500,000		Ford Motor Credit Co. LLC, 2.943%, 01/08/2019	500,359	0.0
500,000		Ford Motor Credit Co. LLC, 3.096%, 05/04/2023	477,128	0.0
500,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/2021	494,668	0.0
250,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/2025	244,092	0.0
750,000		Ford Motor Credit Co. LLC, 4.250%, 09/20/2022	756,769	0.0
1,000,000		Ford Motor Credit Co. LLC, 4.375%, 08/06/2023	1,004,984	0.1

See Accompanying Notes to Financial Statements

94

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,300,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/2021	1,379,019	0.1
750,000		General Motors Co., 6.600%, 04/01/2036	813,446	0.0
1,000,000		General Motors Financial Co., Inc., 3.100%, 01/15/2019	1,001,078	0.1
500,000		General Motors Financial Co., Inc., 3.150%, 06/30/2022	486,385	0.0
1,000,000		General Motors Financial Co., Inc., 3.200%, 07/06/2021	987,612	0.0
1,000,000		General Motors Financial Co., Inc., 3.250%, 01/05/2023	969,857	0.0
750,000		General Motors Financial Co., Inc., 3.700%, 05/09/2023	737,414	0.0
500,000		General Motors Financial Co., Inc., 3.850%, 01/05/2028	462,737	0.0
500,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	484,488	0.0
1,000,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	1,037,816	0.1
500,000		Home Depot, Inc./The, 2.800%, 09/14/2027	464,747	0.0
3,350,000		Home Depot, Inc./The, 5.875%, 12/16/2036	4,072,967	0.1
500,000		Hyatt Hotels Corp., 3.375%, 07/15/2023	492,507	0.0
500,000	(1)	Hyundai Capital America, 2.400%, 10/30/2018	499,305	0.0
1,000,000	(1)	Hyundai Capital America, 2.875%, 08/09/2018	999,881	0.1
500,000	(2)	Kohl's Corp., 4.250%, 07/17/2025	498,142	0.0
1,000,000		Lowe's Cos, Inc., 3.100%, 05/03/2027	945,820	0.0
600,000		Lowe's Cos, Inc., 4.250%, 09/15/2044	585,922	0.0
500,000		Macy's Retail Holdings, Inc., 2.875%, 02/15/2023	470,678	0.0
532,000	(2)	Macy's Retail Holdings, Inc., 3.625%, 06/01/2024	514,922	0.0
500,000		Marriott International, Inc./MD, 2.300%, 01/15/2022	479,668	0.0
500,000		Marriott International, Inc./MD, 3.125%, 02/15/2023	488,851	0.0
1,000,000		Marriott International, Inc./MD, 3.000%, 03/01/2019	1,000,226	0.1
1,000,000		McDonald's Corp., 2.100%, 12/07/2018	998,201	0.0
1,000,000		McDonald's Corp., 2.750%, 12/09/2020	993,539	0.0
500,000		McDonald's Corp., 3.700%, 01/30/2026	497,006	0.0
400,000		McDonald's Corp., 4.600%, 05/26/2045	404,810	0.0
500,000		McDonald's Corp., 4.700%, 12/09/2035	522,266	0.0
325,000		McDonalds Corp., 6.300%, 10/15/2037	398,848	0.0
1,250,000		Mohawk Industries, Inc., 3.850%, 02/01/2023	1,262,469	0.1
300,000		Newell Brands, Inc., 2.150%, 10/15/2018	299,349	0.0
250,000		Newell Brands, Inc., 2.875%, 12/01/2019	249,158	0.0
250,000		Newell Brands, Inc., 3.150%, 04/01/2021	247,824	0.0
250,000		Newell Brands, Inc., 3.850%, 04/01/2023	246,437	0.0
250,000		Newell Brands, Inc., 4.200%, 04/01/2026	241,671	0.0
250,000		Newell Brands, Inc., 5.375%, 04/01/2036	249,102	0.0
500,000		NIKE, Inc., 2.375%, 11/01/2026	455,459	0.0
500,000		NIKE, Inc., 3.375%, 11/01/2046	444,582	0.0
250,000	(1)	Nissan Motor Acceptance Corp., 2.000%, 03/08/2019	248,679	0.0
2,000,000		Nordstrom, Inc., 4.750%, 05/01/2020	2,045,520	0.1
300,000		O'Reilly Automotive, Inc., 3.800%, 09/01/2022	303,538	0.0
1,000,000		PACCAR Financial Corp., 2.050%, 11/13/2020	976,216	0.0
250,000		Starbucks Corp., 2.000%, 12/05/2018	249,390	0.0
1,750,000		Starbucks Corp., 3.100%, 03/01/2023	1,716,920	0.1
750,000		Target Corp., 2.900%, 01/15/2022	748,333	0.0
1,000,000		Target Corp., 3.500%, 07/01/2024	1,004,466	0.1
500,000		TJX Cos, Inc./The, 2.500%, 05/15/2023	481,888	0.0
1,070,000		Toyota Motor Credit Corp., 1.700%, 02/19/2019	1,064,275	0.1
590,000		Toyota Motor Credit Corp., 2.250%, 10/18/2023	555,879	0.0
1,000,000		Toyota Motor Credit Corp., 2.700%, 01/11/2023	974,084	0.0
1,000,000		Toyota Motor Credit Corp., 3.050%, 01/11/2028	952,153	0.0
500,000		Toyota Motor Credit Corp., 3.200%, 01/11/2027	482,964	0.0
451,648		United Airlines 2015-1 Class AA Pass Through Trust, 3.450%, 12/01/2027	436,994	0.0
243,405		United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 01/07/2030	235,610	0.0

See Accompanying Notes to Financial Statements

95

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
243,404		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	231,211	0.0
1,000,000		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	972,633	0.0
250,000		Walgreens Boots Alliance, Inc., 2.700%, 11/18/2019	249,028	0.0
250,000		Walgreens Boots Alliance, Inc., 3.300%, 11/18/2021	248,636	0.0
250,000		Walgreens Boots Alliance, Inc., 3.450%, 06/01/2026	233,569	0.0
250,000		Walgreens Boots Alliance, Inc., 3.800%, 11/18/2024	245,778	0.0
250,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/2034	236,765	0.0
250,000		Walgreens Boots Alliance, Inc., 4.650%, 06/01/2046	230,922	0.0
250,000		Walgreens Boots Alliance, Inc., 4.800%, 11/18/2044	236,074	0.0
1,000,000		Walmart, Inc., 1.900%, 12/15/2020	980,878	0.0
1,500,000		Walmart, Inc., 2.350%, 12/15/2022	1,448,319	0.1
1,000,000		Walmart, Inc., 3.125%, 06/23/2021	1,005,308	0.1
1,000,000		Walmart, Inc., 3.300%, 04/22/2024	995,946	0.0
1,000,000		Walmart, Inc., 3.400%, 06/26/2023	1,007,773	0.1
1,000,000		Walmart, Inc., 3.700%, 06/26/2028	1,007,805	0.1
1,000,000		Walmart, Inc., 3.550%, 06/26/2025	1,007,060	0.1
300,000	(2)	Whirlpool Corp., 3.700%, 05/01/2025	296,410	0.0
200,000		Whirlpool Corp., 4.000%, 03/01/2024	202,074	0.0
			65,065,672	1.9

		Consumer, Non-cyclical: 5.5%
88,000		Abbott Laboratories, 2.350%, 11/22/2019	87,512	0.0
500,000		Abbott Laboratories, 2.900%, 11/30/2021	492,626	0.0
500,000		Abbott Laboratories, 3.250%, 04/15/2023	493,357	0.0
500,000		Abbott Laboratories, 3.400%, 11/30/2023	493,731	0.0
500,000		Abbott Laboratories, 3.750%, 11/30/2026	492,162	0.0
339,000		Abbott Laboratories, 4.750%, 11/30/2036	358,471	0.0
500,000		Abbott Laboratories, 4.750%, 04/15/2043	522,014	0.0
500,000		Abbott Laboratories, 4.900%, 11/30/2046	537,057	0.0
500,000		AbbVie, Inc., 2.300%, 05/14/2021	486,160	0.0
500,000		AbbVie, Inc., 2.500%, 05/14/2020	494,026	0.0
500,000		AbbVie, Inc., 2.850%, 05/14/2023	481,922	0.0
250,000		AbbVie, Inc., 3.200%, 11/06/2022	246,049	0.0
1,500,000		AbbVie, Inc., 3.200%, 05/14/2026	1,401,191	0.1
1,250,000		AbbVie, Inc., 3.600%, 05/14/2025	1,212,089	0.1
500,000		AbbVie, Inc., 4.300%, 05/14/2036	479,657	0.0
500,000		AbbVie, Inc., 4.450%, 05/14/2046	479,607	0.0
1,000,000		AbbVie, Inc., 4.500%, 05/14/2035	982,842	0.0
250,000		AbbVie, Inc., 4.700%, 05/14/2045	248,754	0.0
500,000		Allergan Finance LLC, 3.250%, 10/01/2022	486,105	0.0
1,000,000		Allergan Funding SCS, 3.000%, 03/12/2020	995,403	0.1
500,000		Allergan Funding SCS, 3.450%, 03/15/2022	492,287	0.0
750,000		Allergan Funding SCS, 3.800%, 03/15/2025	729,134	0.0
750,000		Allergan Funding SCS, 4.550%, 03/15/2035	713,195	0.0
500,000		Allergan, Inc./United States, 2.800%, 03/15/2023	472,452	0.0
400,000		Aetna, Inc., 2.200%, 03/15/2019	398,796	0.0
500,000		Aetna, Inc., 2.750%, 11/15/2022	480,947	0.0
1,283,000		Aetna, Inc., 2.800%, 06/15/2023	1,224,507	0.1
250,000		Aetna, Inc., 3.500%, 11/15/2024	243,087	0.0
300,000		Aetna, Inc., 4.500%, 05/15/2042	295,059	0.0
500,000		Altria Group, Inc., 2.850%, 08/09/2022	488,329	0.0
500,000		Altria Group, Inc., 2.950%, 05/02/2023	486,525	0.0
1,000,000		Altria Group, Inc., 4.000%, 01/31/2024	1,012,896	0.1
300,000		Altria Group, Inc., 4.250%, 08/09/2042	280,290	0.0
500,000		AmerisourceBergen Corp., 3.400%, 05/15/2024	492,639	0.0
250,000		AmerisourceBergen Corp., 4.250%, 03/01/2045	220,454	0.0
500,000		Amgen, Inc., 2.250%, 08/19/2023	468,939	0.0
250,000		Amgen, Inc., 3.625%, 05/22/2024	249,184	0.0
4,400,000		Amgen, Inc., 3.875%, 11/15/2021	4,465,973	0.2
1,500,000		Amgen, Inc., 4.400%, 05/01/2045	1,440,319	0.1
1,000,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/2021	986,615	0.0
1,500,000		Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/2023	1,488,543	0.1

See Accompanying Notes to Financial Statements

96

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
2,000,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/2026	1,960,500	0.1
2,000,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/2036	2,031,675	0.1
3,500,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	3,612,144	0.1
1,000,000		Anheuser-Busch InBev Worldwide, Inc., 3.750%, 01/15/2022	1,014,159	0.1
250,000		Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/2042	220,518	0.0
750,000		Anheuser-Busch InBev Worldwide, Inc., 8.200%, 01/15/2039	1,074,696	0.1
250,000		Anthem, Inc., 2.250%, 08/15/2019	247,967	0.0
1,000,000		Anthem, Inc., 2.300%, 07/15/2018	999,882	0.1
250,000		Anthem, Inc., 3.500%, 08/15/2024	243,865	0.0
1,000,000		Anthem, Inc., 3.650%, 12/01/2027	948,773	0.0
750,000		Anthem, Inc., 4.101%, 03/01/2028	736,435	0.0
250,000		Anthem, Inc., 4.650%, 08/15/2044	244,576	0.0
750,000		AstraZeneca PLC, 1.950%, 09/18/2019	742,101	0.0
1,400,000		AstraZeneca PLC, 6.450%, 09/15/2037	1,741,969	0.1
500,000		Automatic Data Processing, Inc., 3.375%, 09/15/2025	495,139	0.0
1,000,000	(1)	BAT Capital Corp., 3.222%, 08/15/2024	948,131	0.0
1,000,000	(1)	BAT Capital Corp., 3.557%, 08/15/2027	931,822	0.0
750,000		Baxalta, Inc., 4.000%, 06/23/2025	735,112	0.0
4,370,000		Becton Dickinson & Co., 3.125%, 11/08/2021	4,309,621	0.1
1,000,000		Biogen, Inc., 2.900%, 09/15/2020	996,157	0.1
750,000		Biogen, Inc., 4.050%, 09/15/2025	754,781	0.0
400,000		Boston Scientific Corp., 2.850%, 05/15/2020	397,188	0.0
400,000		Boston Scientific Corp., 3.375%, 05/15/2022	394,854	0.0
500,000		Bristol-Myers Squibb Co., 3.250%, 08/01/2042	433,661	0.0
1,000,000		Campbell Soup Co., 3.300%, 03/15/2021	996,434	0.1
500,000		Cardinal Health, Inc., 3.200%, 03/15/2023	484,830	0.0
500,000		Cardinal Health, Inc., 4.900%, 09/15/2045	480,012	0.0
500,000		Celgene Corp., 3.875%, 08/15/2025	486,477	0.0
250,000		Celgene Corp., 3.625%, 05/15/2024	244,122	0.0
2,945,000		Celgene Corp., 3.950%, 10/15/2020	2,985,288	0.1
1,000,000		Celgene Corp., 4.000%, 08/15/2023	1,009,294	0.1
500,000		Celgene Corp., 4.625%, 05/15/2044	465,455	0.0
500,000		Celgene Corp., 5.000%, 08/15/2045	491,018	0.0
750,000		Cigna Corp., 3.250%, 04/15/2025	706,073	0.0
2,000,000		Cigna Corp., 4.000%, 02/15/2022	2,029,048	0.1
2,500,000		Cigna Corp., 5.125%, 06/15/2020	2,580,592	0.1
750,000		Clorox Co/The, 3.050%, 09/15/2022	741,064	0.0
3,000,000		Coca-Cola Co., 3.150%, 11/15/2020	3,017,736	0.1
1,000,000		Coca-Cola Co/The, 3.200%, 11/01/2023	997,622	0.1
750,000		Colgate-Palmolive Co., 2.250%, 11/15/2022	726,420	0.0
426,000		Conagra Brands, Inc., 3.200%, 01/25/2023	410,474	0.0
1,000,000		Constellation Brands, Inc., 3.200%, 02/15/2023	973,743	0.0
1,000,000		Constellation Brands, Inc., 3.600%, 02/15/2028	946,688	0.0
500,000		Coventry Health Care, Inc., 5.450%, 06/15/2021	526,335	0.0
500,000		Covidien International Finance SA, 3.200%, 06/15/2022	496,437	0.0
250,000		CVS Health Corp., 2.250%, 12/05/2018	249,346	0.0
250,000		CVS Health Corp., 2.250%, 08/12/2019	248,011	0.0
750,000		CVS Health Corp., 2.750%, 12/01/2022	719,329	0.0
500,000		CVS Health Corp., 2.800%, 07/20/2020	496,005	0.0
1,000,000		CVS Health Corp., 3.125%, 03/09/2020	999,081	0.1
2,000,000		CVS Health Corp., 3.350%, 03/09/2021	1,998,931	0.1
250,000		CVS Health Corp., 3.375%, 08/12/2024	241,559	0.0
1,000,000		CVS Health Corp., 3.500%, 07/20/2022	992,881	0.1
1,000,000		CVS Health Corp., 3.700%, 03/09/2023	990,874	0.0
443,000		CVS Health Corp., 3.875%, 07/20/2025	433,694	0.0
1,000,000		CVS Health Corp., 4.100%, 03/25/2025	995,970	0.1
250,000		CVS Health Corp., 4.000%, 12/05/2023	251,242	0.0
1,000,000		CVS Health Corp., 4.300%, 03/25/2028	987,960	0.0
1,000,000		CVS Health Corp., 4.780%, 03/25/2038	991,588	0.0
1,000,000		CVS Health Corp., 5.050%, 03/25/2048	1,013,863	0.1
1,000,000		CVS Health Corp., 5.125%, 07/20/2045	1,016,199	0.1
200,000		CVS Health Corp., 5.300%, 12/05/2043	209,572	0.0

See Accompanying Notes to Financial Statements

97

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
750,000		Diageo Capital PLC, 2.625%, 04/29/2023	726,176	0.0
1,000,000		Diageo Capital PLC, 3.500%, 09/18/2023	1,003,732	0.1
1,000,000		Diageo Capital PLC, 3.875%, 05/18/2028	1,009,192	0.1
500,000		Diageo Investment Corp., 2.875%, 05/11/2022	492,693	0.0
250,000		Dr Pepper Snapple Group, Inc., 3.400%, 11/15/2025	236,496	0.0
350,000		Dr Pepper Snapple Group, Inc., 4.500%, 11/15/2045	325,292	0.0
750,000		Keurig Dr Pepper, Inc., 2.000%, 01/15/2020	734,637	0.0
591,000		Ecolab, Inc., 4.350%, 12/08/2021	610,434	0.0
750,000		Eli Lilly & Co., 2.350%, 05/15/2022	729,872	0.0
750,000		Eli Lilly & Co., 3.100%, 05/15/2027	718,452	0.0
500,000		Eli Lilly & Co., 3.700%, 03/01/2045	474,334	0.0
500,000	(1)	ERAC USA Finance LLC, 2.350%, 10/15/2019	494,528	0.0
500,000	(1)	ERAC USA Finance LLC, 3.850%, 11/15/2024	498,146	0.0
300,000		Estee Lauder Cos, Inc./The, 3.700%, 08/15/2042	288,443	0.0
400,000		Express Scripts Holding Co., 2.250%, 06/15/2019	397,195	0.0
500,000		Express Scripts Holding Co., 3.000%, 07/15/2023	474,662	0.0
500,000		Express Scripts Holding Co., 3.400%, 03/01/2027	457,522	0.0
250,000		Express Scripts Holding Co., 3.500%, 06/15/2024	240,355	0.0
500,000		Express Scripts Holding Co., 4.800%, 07/15/2046	476,879	0.0
350,000		Flowers Foods, Inc., 4.375%, 04/01/2022	359,583	0.0
750,000		General Mills, Inc., 4.150%, 02/15/2043	663,868	0.0
500,000		Gilead Sciences, Inc., 1.950%, 03/01/2022	476,432	0.0
350,000		Gilead Sciences, Inc., 2.050%, 04/01/2019	348,362	0.0
500,000		Gilead Sciences, Inc., 2.500%, 09/01/2023	476,813	0.0
1,500,000		Gilead Sciences, Inc., 2.950%, 03/01/2027	1,402,277	0.1
1,000,000		Gilead Sciences, Inc., 3.250%, 09/01/2022	994,517	0.1
750,000		Gilead Sciences, Inc., 3.500%, 02/01/2025	739,095	0.0
260,000		Gilead Sciences, Inc., 3.650%, 03/01/2026	256,864	0.0
750,000		Gilead Sciences, Inc., 3.700%, 04/01/2024	751,705	0.0
250,000		Gilead Sciences, Inc., 4.150%, 03/01/2047	239,289	0.0
200,000		Gilead Sciences, Inc., 4.500%, 02/01/2045	200,211	0.0
250,000		Gilead Sciences, Inc., 4.750%, 03/01/2046	258,438	0.0
350,000		Gilead Sciences, Inc., 4.800%, 04/01/2044	365,326	0.0
500,000		GlaxoSmithKline Capital, Inc., 2.800%, 03/18/2023	487,584	0.0
500,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	642,990	0.0
750,000		Hershey Co/The, 2.300%, 08/15/2026	678,910	0.0
2,050,000		Humana, Inc., 3.150%, 12/01/2022	1,996,844	0.1
1,750,000		Humana, Inc., 3.850%, 10/01/2024	1,748,472	0.1
500,000		Johnson & Johnson, 2.250%, 03/03/2022	489,071	0.0
1,000,000		Johnson & Johnson, 2.450%, 03/01/2026	938,872	0.0
1,000,000		Johnson & Johnson, 2.900%, 01/15/2028	955,251	0.0
500,000		Johnson & Johnson, 2.950%, 03/03/2027	481,313	0.0
1,000,000		Johnson & Johnson, 3.625%, 03/03/2037	978,489	0.0
500,000		Johnson & Johnson, 3.750%, 03/03/2047	490,014	0.0
500,000		Kellogg Co., 3.250%, 04/01/2026	468,839	0.0
551,000		Kellogg Co., 4.000%, 12/15/2020	562,358	0.0
750,000		Kraft Heinz Foods Co., 3.000%, 06/01/2026	676,324	0.0
750,000		Kraft Heinz Foods Co., 3.500%, 06/06/2022	743,668	0.0
750,000		Kraft Heinz Foods Co., 3.950%, 07/15/2025	729,886	0.0
250,000		Kraft Heinz Foods Co., 4.375%, 06/01/2046	216,924	0.0
500,000		Kraft Heinz Foods Co., 5.000%, 07/15/2035	493,662	0.0
500,000		Kraft Heinz Foods Co., 5.200%, 07/15/2045	487,791	0.0
3,266,000		Kraft Heinz Foods Co., 6.125%, 08/23/2018	3,282,772	0.1
400,000		Kroger Co., 2.300%, 01/15/2019	398,715	0.0
400,000		Kroger Co/The, 3.300%, 01/15/2021	399,499	0.0
1,000,000		Kroger Co/The, 3.850%, 08/01/2023	1,002,741	0.1
879,000		Kroger Co/The, 7.500%, 04/01/2031	1,089,393	0.1
250,000		Laboratory Corp. of America Holdings, 2.625%, 02/01/2020	248,094	0.0
250,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/2022	247,452	0.0
250,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	245,320	0.0
500,000		McKesson Corp., 2.284%, 03/15/2019	498,201	0.0

See Accompanying Notes to Financial Statements

98

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
500,000		McKesson Corp., 2.850%, 03/15/2023	478,571	0.0
400,000		McKesson Corp., 3.796%, 03/15/2024	395,178	0.0
350,000		Mead Johnson Nutrition Co., 3.000%, 11/15/2020	348,645	0.0
250,000		Mead Johnson Nutrition Co., 4.600%, 06/01/2044	261,039	0.0
500,000		Medtronic Global Holdings SCA, 1.700%, 03/28/2019	496,850	0.0
750,000		Medtronic, Inc., 2.500%, 03/15/2020	744,954	0.0
1,000,000		Medtronic, Inc., 3.150%, 03/15/2022	992,242	0.0
1,000,000		Medtronic, Inc., 3.500%, 03/15/2025	990,100	0.0
1,000,000		Medtronic, Inc., 4.375%, 03/15/2035	1,035,405	0.1
250,000		Medtronic, Inc., 4.625%, 03/15/2044	263,719	0.0
500,000		Medtronic, Inc., 4.625%, 03/15/2045	530,835	0.0
250,000		Merck & Co., Inc., 1.850%, 02/10/2020	246,316	0.0
1,000,000		Merck & Co., Inc., 2.750%, 02/10/2025	956,563	0.0
250,000		Merck & Co., Inc., 3.700%, 02/10/2045	238,057	0.0
1,000,000		Merck & Co., Inc., 4.150%, 05/18/2043	1,028,214	0.1
500,000		Molson Coors Brewing Co., 5.000%, 05/01/2042	504,531	0.0
1,000,000	(1)	Mylan, Inc., 4.550%, 04/15/2028	978,778	0.0
1,000,000		Mylan NV, 3.150%, 06/15/2021	989,362	0.0
1,000,000		Mylan NV, 3.950%, 06/15/2026	957,497	0.0
1,000,000		Mylan, Inc., 4.200%, 11/29/2023	1,001,768	0.1
500,000		Novartis Capital Corp., 2.400%, 05/17/2022	485,798	0.0
500,000		Novartis Capital Corp., 3.100%, 05/17/2027	480,407	0.0
500,000		Novartis Capital Corp., 3.400%, 05/06/2024	499,079	0.0
500,000		PepsiCo, Inc., 2.250%, 05/02/2022	483,723	0.0
250,000		PepsiCo, Inc., 4.250%, 10/22/2044	255,257	0.0
2,405,000		PepsiCo, Inc., 4.875%, 11/01/2040	2,675,192	0.1
1,000,000		PepsiCo, Inc., 3.600%, 03/01/2024	1,011,586	0.1
750,000		Perrigo Finance Unlimited Co., 3.900%, 12/15/2024	728,987	0.0
750,000		Pfizer, Inc., 3.400%, 05/15/2024	752,186	0.0
500,000		Pfizer, Inc., 4.125%, 12/15/2046	505,158	0.0
500,000		Pfizer, Inc., 4.000%, 12/15/2036	500,861	0.0
1,000,000		Pfizer, Inc., 4.300%, 06/15/2043	1,023,690	0.1
500,000		Philip Morris International, Inc., 1.875%, 02/25/2021	484,241	0.0
500,000		Philip Morris International, Inc., 2.125%, 05/10/2023	468,782	0.0
500,000		Philip Morris International, Inc., 2.000%, 02/21/2020	492,064	0.0
750,000		Philip Morris International, Inc., 2.500%, 11/02/2022	719,745	0.0
500,000		Philip Morris International, Inc., 2.625%, 02/18/2022	487,488	0.0
500,000		Philip Morris International, Inc., 2.750%, 02/25/2026	464,761	0.0
500,000	(2)	Philip Morris International, Inc., 3.125%, 03/02/2028	472,452	0.0
250,000		Philip Morris International, Inc., 3.250%, 11/10/2024	242,881	0.0
500,000		Philip Morris International, Inc., 4.250%, 11/10/2044	474,448	0.0
500,000		Reynolds American, Inc., 5.700%, 08/15/2035	537,980	0.0
1,250,000		Reynolds American, Inc., 6.150%, 09/15/2043	1,422,721	0.1
3,000,000		Reynolds American, Inc., 8.125%, 06/23/2019	3,145,364	0.1
1,000,000		Sanofi, 3.375%, 06/19/2023	1,001,375	0.1
1,000,000		Sanofi, 3.625%, 06/19/2028	995,276	0.1
3,330,000		Sanofi, 4.000%, 03/29/2021	3,412,520	0.1
750,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	718,512	0.0
500,000		Stryker Corp., 3.500%, 03/15/2026	486,089	0.0
500,000		Thermo Fisher Scientific, Inc., 3.000%, 04/15/2023	486,520	0.0
400,000		Thermo Fisher Scientific, Inc., 3.300%, 02/15/2022	397,898	0.0
250,000		Thermo Fisher Scientific, Inc., 4.150%, 02/01/2024	253,956	0.0
150,000		Tyson Foods, Inc., 2.650%, 08/15/2019	149,436	0.0
750,000		Tyson Foods, Inc., 3.550%, 06/02/2027	710,614	0.0
750,000		Unilever Capital Corp., 4.250%, 02/10/2021	770,680	0.0
750,000		UnitedHealth Group, Inc., 1.625%, 03/15/2019	744,597	0.0
300,000		UnitedHealth Group, Inc., 2.300%, 12/15/2019	298,464	0.0

See Accompanying Notes to Financial Statements

99

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,000,000	UnitedHealth Group, Inc., 2.375%, 10/15/2022	961,788	0.0
500,000	UnitedHealth Group, Inc., 2.750%, 02/15/2023	484,182	0.0
300,000	UnitedHealth Group, Inc., 2.875%, 12/15/2021	297,131	0.0
500,000	UnitedHealth Group, Inc., 2.875%, 03/15/2023	487,404	0.0
500,000	UnitedHealth Group, Inc., 2.950%, 10/15/2027	466,942	0.0
500,000	UnitedHealth Group, Inc., 3.100%, 03/15/2026	476,723	0.0
2,000,000	UnitedHealth Group, Inc., 3.375%, 11/15/2021	2,011,591	0.1
1,000,000	UnitedHealth Group, Inc., 3.500%, 06/15/2023	1,001,482	0.1
1,000,000	UnitedHealth Group, Inc., 3.850%, 06/15/2028	1,002,373	0.1
1,000,000	UnitedHealth Group, Inc., 4.250%, 04/15/2047	998,160	0.1
250,000	UnitedHealth Group, Inc., 4.625%, 07/15/2035	263,239	0.0
250,000	UnitedHealth Group, Inc., 4.750%, 07/15/2045	267,511	0.0
400,000	Verisk Analytics, Inc., 5.500%, 06/15/2045	413,446	0.0
500,000	Zoetis, Inc., 3.450%, 11/13/2020	501,761	0.0
500,000	Zoetis, Inc., 4.500%, 11/13/2025	518,025	0.0
		181,880,337	5.5

	Energy: 2.8%
500,000	Anadarko Petroleum Corp., 3.450%, 07/15/2024	482,274	0.0
1,000,000	Anadarko Petroleum Corp., 4.500%, 07/15/2044	933,986	0.1
625,000	Anadarko Petroleum Corp., 8.700%, 03/15/2019	649,417	0.0
543,000	Apache Corp., 3.250%, 04/15/2022	529,795	0.0
500,000	Apache Corp., 4.250%, 01/15/2044	443,348	0.0
250,000	Boardwalk Pipelines L.P., 4.950%, 12/15/2024	254,748	0.0
500,000	Boardwalk Pipelines L.P., 5.950%, 06/01/2026	536,856	0.0
500,000	BP Capital Markets PLC, 2.112%, 09/16/2021	483,101	0.0
500,000	BP Capital Markets PLC, 2.315%, 02/13/2020	495,302	0.0
500,000	BP Capital Markets PLC, 2.520%, 09/19/2022	482,484	0.0
1,000,000	BP Capital Markets PLC, 2.750%, 05/10/2023	968,317	0.1
500,000	BP Capital Markets PLC, 3.017%, 01/16/2027	473,207	0.0
500,000	BP Capital Markets PLC, 3.062%, 03/17/2022	495,986	0.0
250,000	BP Capital Markets PLC, 3.119%, 05/04/2026	239,403	0.0
500,000	BP Capital Markets PLC, 3.216%, 11/28/2023	490,590	0.0
250,000	BP Capital Markets PLC, 3.535%, 11/04/2024	248,174	0.0
500,000	BP Capital Markets PLC, 3.814%, 02/10/2024	505,290	0.0
250,000	Canadian Natural Resources Ltd., 3.800%, 04/15/2024	248,002	0.0
500,000	Chevron Corp., 1.561%, 05/16/2019	495,752	0.0
500,000	Chevron Corp., 1.991%, 03/03/2020	494,102	0.0
500,000	Chevron Corp., 2.100%, 05/16/2021	488,437	0.0
300,000	Chevron Corp., 2.355%, 12/05/2022	286,897	0.0
500,000	Chevron Corp., 2.498%, 03/03/2022	490,585	0.0
500,000	Chevron Corp., 2.566%, 05/16/2023	484,008	0.0
500,000	Chevron Corp., 2.895%, 03/03/2024	486,545	0.0
500,000	Chevron Corp., 2.954%, 05/16/2026	480,025	0.0
500,000	Chevron Corp., 3.326%, 11/17/2025	493,858	0.0
500,000	CNOOC Finance 2013 Ltd., 3.000%, 05/09/2023	482,755	0.0
750,000	CNOOC Finance 2015 USA LLC, 3.500%, 05/05/2025	724,045	0.0
750,000	CNOOC Nexen Finance 2014 ULC, 4.250%, 04/30/2024	759,676	0.0
250,000	CNOOC Nexen Finance 2014 ULC, 4.875%, 04/30/2044	262,749	0.0
129,000	ConocoPhillips Co., 4.150%, 11/15/2034	129,232	0.0
500,000	ConocoPhillips Co., 4.300%, 11/15/2044	510,243	0.0
500,000	ConocoPhillips Co., 4.950%, 03/15/2026	539,563	0.0
2,000,000	ConocoPhillips, 6.500%, 02/01/2039	2,560,541	0.1

See Accompanying Notes to Financial Statements

100

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
400,000		Devon Energy Corp., 3.250%, 05/15/2022	393,452	0.0
1,750,000		Devon Energy Corp., 4.000%, 07/15/2021	1,773,140	0.1
1,000,000		Devon Energy Corp., 5.000%, 06/15/2045	1,020,253	0.1
500,000		Ecopetrol SA, 4.125%, 01/16/2025	486,250	0.0
250,000		Enbridge, Inc., 3.500%, 06/10/2024	242,739	0.0
250,000		Enbridge, Inc., 4.500%, 06/10/2044	229,796	0.0
500,000		Energy Transfer Partners L.P., 3.600%, 02/01/2023	488,995	0.0
500,000		Energy Transfer Partners L.P., 4.150%, 10/01/2020	506,305	0.0
800,000		Energy Transfer Partners L.P., 6.125%, 12/15/2045	802,191	0.0
1,809,000		Energy Transfer Partners L.P., 6.500%, 02/01/2042	1,866,810	0.1
400,000		EnLink Midstream Partners L.P., 5.050%, 04/01/2045	326,296	0.0
500,000		Enterprise Products Operating LLC, 2.850%, 04/15/2021	494,074	0.0
500,000		Enterprise Products Operating LLC, 3.700%, 02/15/2026	489,206	0.0
100,000		Enterprise Products Operating LLC, 3.750%, 02/15/2025	99,139	0.0
500,000		Enterprise Products Operating LLC, 3.950%, 02/15/2027	495,605	0.0
300,000		Enterprise Products Operating LLC, 4.450%, 02/15/2043	283,137	0.0
100,000		Enterprise Products Operating LLC, 4.850%, 03/15/2044	99,836	0.0
1,750,000		Enterprise Products Operating LLC, 4.900%, 05/15/2046	1,758,654	0.1
400,000		EOG Resources, Inc., 2.450%, 04/01/2020	395,637	0.0
1,950,000		EOG Resources, Inc., 2.625%, 03/15/2023	1,873,361	0.1
250,000		EOG Resources, Inc., 4.150%, 01/15/2026	256,018	0.0
500,000		Exxon Mobil Corp., 2.726%, 03/01/2023	490,871	0.0
500,000		Exxon Mobil Corp., 3.043%, 03/01/2026	487,439	0.0
500,000		Exxon Mobil Corp., 4.114%, 03/01/2046	509,741	0.0
500,000		Halliburton Co., 2.000%, 08/01/2018	499,781	0.0
500,000		Halliburton Co., 3.500%, 08/01/2023	498,246	0.0
500,000		Halliburton Co., 3.800%, 11/15/2025	497,186	0.0
500,000		Halliburton Co., 4.750%, 08/01/2043	504,949	0.0
500,000		Halliburton Co., 4.850%, 11/15/2035	518,216	0.0
1,000,000		Hess Corp., 5.600%, 02/15/2041	1,007,252	0.1
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 03/01/2021	499,403	0.0
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 09/01/2023	486,970	0.0
667,000		Kinder Morgan Energy Partners L.P., 3.950%, 09/01/2022	667,352	0.0
400,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/2024	399,435	0.0
400,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	389,328	0.0
2,825,000		Kinder Morgan Energy Partners L.P., 6.950%, 01/15/2038	3,226,883	0.1
500,000		Kinder Morgan, Inc./DE, 4.300%, 06/01/2025	498,122	0.0
500,000		Kinder Morgan, Inc./DE, 5.050%, 02/15/2046	472,807	0.0
500,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/2045	506,566	0.0
1,500,000		Magellan Midstream Partners L.P., 4.200%, 12/01/2042	1,351,455	0.1
600,000		Magellan Midstream Partners L.P., 6.550%, 07/15/2019	621,675	0.0
500,000		Marathon Oil Corp., 2.800%, 11/01/2022	479,751	0.0
250,000		Marathon Oil Corp., 3.850%, 06/01/2025	246,210	0.0
500,000		Marathon Oil Corp., 5.200%, 06/01/2045	527,932	0.0
400,000		Marathon Petroleum Corp., 4.750%, 09/15/2044	381,670	0.0
1,000,000		MPLX L.P., 4.000%, 03/15/2028	953,015	0.1
1,000,000		MPLX L.P., 4.875%, 12/01/2024	1,031,912	0.1
300,000		Noble Energy, Inc., 3.900%, 11/15/2024	296,075	0.0
700,000		Noble Energy, Inc., 5.050%, 11/15/2044	701,567	0.0
500,000		Occidental Petroleum Corp., 4.100%, 02/15/2047	489,372	0.0
250,000		Occidental Petroleum Corp., 4.625%, 06/15/2045	261,828	0.0
1,000,000		ONEOK Partners L.P., 6.200%, 09/15/2043	1,125,613	0.1
125,000	(2)	Petroleos Mexicanos, 4.250%, 01/15/2025	117,187	0.0
500,000		Petroleos Mexicanos, 4.875%, 01/18/2024	494,835	0.0
2,500,000	(1)	Petroleos Mexicanos, 5.350%, 02/12/2028	2,372,500	0.1
500,000		Petroleos Mexicanos, 5.500%, 06/27/2044	423,000	0.0
3,680,000		Petroleos Mexicanos, 6.000%, 03/05/2020	3,804,200	0.1

See Accompanying Notes to Financial Statements

101

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
2,000,000	Petroleos Mexicanos, 6.625%, 06/15/2038	1,910,000	0.1
1,000,000	Phillips 66, 2.919%, (US0003M + 0.600%), 02/26/2021	1,001,652	0.1
1,500,000	Phillips 66, 3.900%, 03/15/2028	1,466,306	0.1
250,000	Phillips 66, 4.650%, 11/15/2034	251,890	0.0
500,000	Pioneer Natural Resources Co., 3.950%, 07/15/2022	506,021	0.0
300,000	Plains All American Pipeline L.P. / PAA Finance Corp., 2.850%, 01/31/2023	282,638	0.0
275,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/2022	269,734	0.0
750,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	748,311	0.0
250,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/2044	220,268	0.0
500,000	Shell International Finance BV, 1.750%, 09/12/2021	479,095	0.0
500,000	Shell International Finance BV, 2.250%, 11/10/2020	492,093	0.0
1,040,000	Shell International Finance BV, 2.875%, 05/10/2026	988,975	0.1
1,000,000	Shell International Finance BV, 3.250%, 05/11/2025	980,413	0.1
500,000	Shell International Finance BV, 3.750%, 09/12/2046	465,547	0.0
1,500,000	Shell International Finance BV, 4.125%, 05/11/2035	1,523,346	0.1
250,000	Shell International Finance BV, 4.375%, 05/11/2045	256,660	0.0
600,000	Spectra Energy Partners L.P., 4.500%, 03/15/2045	557,484	0.0
250,000	Equinor ASA, 2.250%, 11/08/2019	248,250	0.0
250,000	Equinor ASA, 2.750%, 11/10/2021	246,665	0.0
500,000	Equinor ASA, 3.950%, 05/15/2043	477,847	0.0
1,450,000	Suncor Energy, Inc., 6.500%, 06/15/2038	1,801,390	0.1
500,000	Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/2023	485,753	0.0
500,000	Sunoco Logistics Partners Operations L.P., 4.400%, 04/01/2021	508,317	0.0
500,000	Sunoco Logistics Partners Operations L.P., 4.950%, 01/15/2043	435,588	0.0
2,000,000	TC Pipelines L.P., 4.650%, 06/15/2021	2,027,993	0.1
500,000	Total Capital Canada Ltd., 2.750%, 07/15/2023	484,088	0.0
500,000	Total Capital International SA, 2.750%, 06/19/2021	496,428	0.0
500,000	Total Capital SA, 2.125%, 08/10/2018	499,814	0.0
3,500,000	Total Capital SA, 4.450%, 06/24/2020	3,600,522	0.1
2,000,000	TransCanada PipeLines Ltd., 4.625%, 03/01/2034	2,002,664	0.1
1,000,000	TransCanada Pipelines Ltd., 7.625%, 01/15/2039	1,314,446	0.1
1,000,000	Valero Energy Corp., 6.625%, 06/15/2037	1,198,465	0.1
400,000	Williams Partners L.P., 3.600%, 03/15/2022	398,282	0.0
400,000	Williams Partners L.P., 4.000%, 09/15/2025	391,434	0.0
500,000	Williams Partners L.P., 4.300%, 03/04/2024	502,205	0.0
500,000	Williams Partners L.P., 5.100%, 09/15/2045	495,302	0.0
500,000	Williams Partners L.P., 5.400%, 03/04/2044	516,628	0.0
		91,883,045	2.8

	Financial: 9.4%
1,000,000	Aflac, Inc., 3.625%, 06/15/2023	1,003,963	0.1
500,000	American International Group, Inc., 2.300%, 07/16/2019	497,101	0.0
500,000	American International Group, Inc., 3.300%, 03/01/2021	499,928	0.0
1,000,000	American International Group, Inc., 3.750%, 07/10/2025	966,642	0.0
900,000	American International Group, Inc., 4.500%, 07/16/2044	840,248	0.0
250,000	American International Group, Inc., 4.700%, 07/10/2035	243,470	0.0
1,500,000	American International Group, Inc., 4.875%, 06/01/2022	1,572,115	0.1
500,000	Air Lease Corp., 3.000%, 09/15/2023	473,884	0.0
400,000	Alexandria Real Estate Equities, Inc., 2.750%, 01/15/2020	396,868	0.0
1,500,000	Allstate Corp./The, 3.150%, 06/15/2023	1,486,229	0.1
1,000,000	Allstate Corp., 3.280%, 12/15/2026	962,051	0.0
750,000	American Express Co., 3.000%, 10/30/2024	716,317	0.0

See Accompanying Notes to Financial Statements

102

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,000,000		American Express Co., 3.400%, 02/27/2023	990,190	0.1
500,000		American Express Credit Corp., 2.125%, 07/27/2018	499,889	0.0
500,000		American Express Credit Corp., 2.200%, 03/03/2020	493,543	0.0
500,000		American Express Credit Corp., 2.700%, 03/03/2022	489,346	0.0
500,000		American Tower Corp., 3.375%, 10/15/2026	463,447	0.0
500,000		American Tower Corp., 3.400%, 02/15/2019	501,426	0.0
1,000,000		American Tower Corp., 3.500%, 01/31/2023	984,399	0.1
750,000		American Tower Corp., 3.550%, 07/15/2027	698,604	0.0
667,000		American Tower Corp., 4.700%, 03/15/2022	687,976	0.0
1,000,000		Aon PLC, 4.450%, 05/24/2043	940,615	0.0
500,000		Aon PLC, 4.600%, 06/14/2044	489,225	0.0
500,000		Aon PLC, 4.750%, 05/15/2045	495,200	0.0
400,000	(2)	Assured Guaranty US Holdings, Inc., 5.000%, 07/01/2024	418,368	0.0
1,000,000		Australia & New Zealand Banking Group Ltd/New York NY, 2.625%, 11/09/2022	962,803	0.0
500,000		AvalonBay Communities, Inc., 2.850%, 03/15/2023	484,007	0.0
500,000		AvalonBay Communities, Inc., 2.950%, 09/15/2022	489,425	0.0
600,000		Banco Santander SA, 3.125%, 02/23/2023	569,765	0.0
800,000		Banco Santander SA, 3.500%, 04/11/2022	780,820	0.0
600,000		Banco Santander SA, 3.800%, 02/23/2028	548,893	0.0
400,000		Banco Santander SA, 4.250%, 04/11/2027	380,751	0.0
400,000		Banco Santander SA, 5.179%, 11/19/2025	403,550	0.0
1,000,000		Bank of America Corp., 2.625%, 04/19/2021	982,698	0.1
500,000		Bank of America Corp., 2.650%, 04/01/2019	499,527	0.0
1,000,000	(3)	Bank of America Corp., 2.738%, 01/23/2022	983,027	0.1
500,000	(3)	Bank of America Corp., 2.881%, 04/24/2023	486,405	0.0
1,000,000	(3)	Bank of America Corp., 3.093%, 10/01/2025	952,862	0.0
4,000,000		Bank of America Corp., 3.300%, 01/11/2023	3,942,519	0.1
1,000,000	(3)	Bank of America Corp., 3.366%, 01/23/2026	962,780	0.0
2,384,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	2,246,734	0.1
1,000,000		Bank of America Corp., 3.500%, 04/19/2026	967,919	0.0
500,000	(3)	Bank of America Corp., 3.550%, 03/05/2024	495,035	0.0
750,000	(3)	Bank of America Corp., 3.705%, 04/24/2028	723,859	0.0
1,020,000	(3)	Bank of America Corp., 3.824%, 01/20/2028	995,671	0.1
1,500,000		Bank of America Corp., 3.950%, 04/21/2025	1,469,866	0.1
1,000,000		Bank of America Corp., 4.100%, 07/24/2023	1,017,514	0.1
1,280,000		Bank of America Corp., 4.183%, 11/25/2027	1,248,500	0.1
271,000		Bank of America Corp., 4.000%, 04/01/2024	273,476	0.0
1,000,000		Bank of America Corp., 4.250%, 10/22/2026	988,845	0.1
2,000,000		Bank of America Corp., 4.450%, 03/03/2026	2,007,512	0.1
750,000		Bank of Montreal, 2.350%, 09/11/2022	717,352	0.0
1,000,000	(3)	Bank of Montreal, 3.803%, 12/15/2032	927,560	0.0
500,000		Bank of New York Mellon Corp./The, 2.600%, 02/07/2022	489,836	0.0
750,000	(3)	Bank of New York Mellon Corp./The, 2.661%, 05/16/2023	728,001	0.0
1,000,000		Bank of New York Mellon Corp./The, 2.950%, 01/29/2023	978,390	0.0
750,000		Bank of New York Mellon Corp./The, 3.250%, 05/16/2027	722,806	0.0
500,000	(3)	Bank of New York Mellon Corp./The, 3.442%, 02/07/2028	488,352	0.0
1,000,000		Bank of New York Mellon Corp., 2.100%, 08/01/2018	999,642	0.1
500,000		Bank of New York Mellon Corp., 2.200%, 08/16/2023	469,480	0.0
500,000		Bank of New York Mellon Corp., 2.500%, 04/15/2021	490,958	0.0
700,000		Bank of New York Mellon Corp., 3.000%, 10/30/2028	640,042	0.0
500,000		Bank of Nova Scotia/The, 2.050%, 06/05/2019	496,773	0.0
500,000		Bank of Nova Scotia/The, 2.450%, 09/19/2022	481,437	0.0
1,000,000		Bank of Nova Scotia, 1.850%, 04/14/2020	982,234	0.1
500,000		Bank of Nova Scotia, 4.500%, 12/16/2025	499,161	0.0
750,000		Barclays PLC, 2.875%, 06/08/2020	741,403	0.0
750,000		Barclays PLC, 3.250%, 01/12/2021	740,874	0.0
750,000		Barclays PLC, 4.375%, 01/12/2026	730,279	0.0
1,000,000		Barclays PLC, 5.200%, 05/12/2026	984,436	0.1
250,000		Barclays PLC, 5.250%, 08/17/2045	246,511	0.0

See Accompanying Notes to Financial Statements

103

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000		BB&T Corp., 2.150%, 02/01/2021	486,398	0.0
250,000		BB&T Corp., 2.450%, 01/15/2020	247,605	0.0
750,000		BB&T Corp., 2.850%, 10/26/2024	711,923	0.0
1,000,000		BB&T Corp., 3.950%, 03/22/2022	1,015,730	0.1
500,000		Berkshire Hathaway Finance Corp., 2.000%, 08/15/2018	499,659	0.0
1,020,000		Berkshire Hathaway Finance Corp., 3.000%, 05/15/2022	1,018,448	0.1
1,000,000		Berkshire Hathaway, Inc., 2.750%, 03/15/2023	979,305	0.1
1,000,000		Berkshire Hathaway, Inc., 3.125%, 03/15/2026	964,153	0.0
500,000		BlackRock, Inc., 5.000%, 12/10/2019	515,856	0.0
500,000		BNP Paribas / BNP Paribas US Medium-Term Note Program LLC, 3.250%, 03/03/2023	494,798	0.0
250,000		BNP Paribas SA, 2.450%, 03/17/2019	249,281	0.0
1,000,000	(1)	BNP Paribas SA, 3.500%, 11/16/2027	929,169	0.0
3,500,000		Boston Properties L.P., 5.625%, 11/15/2020	3,669,269	0.1
1,000,000	(1)	BPCE SA, 2.750%, 01/11/2023	955,826	0.0
1,000,000	(1)	BPCE SA, 3.250%, 01/11/2028	930,428	0.0
1,000,000		Branch Banking & Trust Co., 2.250%, 06/01/2020	983,488	0.1
500,000		Branch Banking & Trust Co., 3.625%, 09/16/2025	492,447	0.0
400,000		Branch Banking & Trust Co., 3.800%, 10/30/2026	397,737	0.0
500,000		Capital One Financial Corp., 2.450%, 04/24/2019	498,648	0.0
500,000		Capital One Financial Corp., 3.200%, 01/30/2023	485,916	0.0
500,000		Capital One Financial Corp., 3.200%, 02/05/2025	469,939	0.0
500,000		Capital One Financial Corp., 3.300%, 10/30/2024	475,374	0.0
500,000		Capital One Financial Corp., 3.750%, 04/24/2024	490,858	0.0
500,000		Capital One Financial Corp., 3.750%, 07/28/2026	465,230	0.0
500,000		Capital One Financial Corp., 3.800%, 01/31/2028	472,715	0.0
500,000		Capital One Financial Corp., 4.200%, 10/29/2025	486,186	0.0
550,000		Capital One NA, 2.350%, 08/17/2018	549,840	0.0
1,000,000		Charles Schwab Corp./The, 2.650%, 01/25/2023	973,810	0.0
1,000,000		Charles Schwab Corp./The, 3.200%, 01/25/2028	960,381	0.0
1,000,000		Chubb Corp./The, 6.000%, 05/11/2037	1,217,882	0.1
750,000		Chubb INA Holdings, Inc., 2.700%, 03/13/2023	726,218	0.0
500,000		Citigroup, Inc., Citibank NA, 2.100%, 06/12/2020	489,809	0.0
500,000		Citigroup, Inc., 2.500%, 07/29/2019	497,991	0.0
750,000		Citigroup, Inc., 2.700%, 10/27/2022	720,744	0.0
500,000	(3)	Citigroup, Inc., 2.876%, 07/24/2023	482,458	0.0
1,000,000	(3)	Citigroup, Inc., 3.142%, 01/24/2023	980,252	0.1
500,000		Citigroup, Inc., 3.400%, 05/01/2026	475,184	0.0
1,000,000		Citigroup, Inc., 3.500%, 05/15/2023	978,657	0.1
1,000,000	(3)	Citigroup, Inc., 3.878%, 01/24/2039	913,498	0.0
1,500,000	(3)	Citigroup, Inc., 3.887%, 01/10/2028	1,454,467	0.1
750,000		Citigroup, Inc., 4.050%, 07/30/2022	754,535	0.0
1,500,000		Citigroup, Inc., 4.125%, 07/25/2028	1,437,244	0.1
700,000		Citigroup, Inc., 4.000%, 08/05/2024	688,856	0.0
500,000		Citigroup, Inc., 4.300%, 11/20/2026	488,573	0.0
500,000		Citigroup, Inc., 4.400%, 06/10/2025	497,563	0.0
1,000,000		Citigroup, Inc., 4.450%, 09/29/2027	984,976	0.1
500,000		Citigroup, Inc., 4.600%, 03/09/2026	499,922	0.0
793,000		Citigroup, Inc., 5.300%, 05/06/2044	818,714	0.0
615,000		Citigroup, Inc., 8.125%, 07/15/2039	867,090	0.0
500,000		Citizens Bank NA/Providence RI, 2.550%, 05/13/2021	487,977	0.0
1,000,000		CME Group, Inc., 3.000%, 09/15/2022	989,648	0.1
300,000		CNA Financial Corp., 4.500%, 03/01/2026	306,353	0.0
500,000		Comerica Bank, 2.500%, 06/02/2020	493,621	0.0
500,000		Comerica, Inc., 2.125%, 05/23/2019	497,212	0.0
250,000		Comerica, Inc., 3.800%, 07/22/2026	244,032	0.0
250,000		Compass Bank, 2.750%, 09/29/2019	248,698	0.0

See Accompanying Notes to Financial Statements

104

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000		Cooperatieve Rabobank UA/NY, 1.375%, 08/09/2019	491,681	0.0
500,000		Cooperatieve Rabobank UA/NY, 2.250%, 01/14/2019	499,089	0.0
500,000		Cooperatieve Rabobank UA, 3.750%, 07/21/2026	468,705	0.0
500,000		Cooperatieve Rabobank UA, 3.950%, 11/09/2022	495,503	0.0
500,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	490,806	0.0
750,000		Cooperatieve Rabobank UA, 4.500%, 01/11/2021	771,387	0.0
750,000	(1)	Credit Suisse Group AG, 3.574%, 01/09/2023	735,173	0.0
750,000	(1)	Credit Suisse Group AG, 4.282%, 01/09/2028	730,004	0.0
1,000,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/2021	996,822	0.1
1,000,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 06/09/2023	988,139	0.1
1,000,000		Crown Castle International Corp., 3.150%, 07/15/2023	957,508	0.0
500,000		Deutsche Bank AG/New York NY, 3.150%, 01/22/2021	483,986	0.0
500,000		Deutsche Bank AG, 2.850%, 05/10/2019	495,717	0.0
750,000		Deutsche Bank AG/New York NY, 2.950%, 08/20/2020	730,333	0.0
500,000		Deutsche Bank AG/New York NY, 3.125%, 01/13/2021	482,798	0.0
500,000		Deutsche Bank AG/New York NY, 3.375%, 05/12/2021	483,905	0.0
400,000	(2)	Deutsche Bank AG/New York NY, 4.100%, 01/13/2026	372,100	0.0
800,000	(1)	Dexia Credit Local SA, 2.500%, 01/25/2021	790,368	0.0
800,000		Discover Bank, 2.600%, 11/13/2018	799,613	0.0
500,000		Discover Bank, 3.100%, 06/04/2020	497,640	0.0
500,000		Discover Bank, 3.200%, 08/09/2021	494,629	0.0
500,000		Discover Bank, 3.350%, 02/06/2023	487,604	0.0
500,000		Discover Bank, 4.200%, 08/08/2023	504,910	0.0
400,000		Discover Bank, 4.250%, 03/13/2026	391,498	0.0
500,000		EPR Properties, 4.500%, 04/01/2025	494,461	0.0
500,000		ERP Operating L.P., 4.500%, 07/01/2044	508,263	0.0
750,000		Fifth Third Bancorp, 2.600%, 06/15/2022	726,503	0.0
2,000,000		Fifth Third Bancorp, 3.500%, 03/15/2022	2,002,336	0.1
1,000,000		Fifth Third Bancorp, 3.950%, 03/14/2028	987,979	0.1
400,000		Fifth Third Bancorp, 4.300%, 01/16/2024	405,632	0.0
500,000		Fifth Third Bank/Cincinnati OH, 2.200%, 10/30/2020	488,815	0.0
250,000		First Tennessee Bank NA, 2.950%, 12/01/2019	248,923	0.0
5,801,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	5,626,483	0.2
500,000		Goldman Sachs Group, Inc./The, 2.875%, 02/25/2021	493,773	0.0
1,580,000	(3)	Goldman Sachs Group, Inc./The, 2.876%, 10/31/2022	1,543,201	0.1
500,000		Goldman Sachs Group, Inc./The, 3.200%, 02/23/2023	487,581	0.0
500,000		Goldman Sachs Group, Inc./The, 3.500%, 11/16/2026	471,443	0.0
500,000		Goldman Sachs Group, Inc./The, 3.750%, 02/25/2026	485,085	0.0
500,000	(3)	Goldman Sachs Group, Inc./The, 3.814%, 04/23/2029	475,572	0.0
500,000		Goldman Sachs Group, Inc./The, 3.850%, 01/26/2027	480,896	0.0
500,000		Goldman Sachs Group, Inc., 2.550%, 10/23/2019	497,082	0.0
2,050,000		Goldman Sachs Group, Inc., 3.625%, 01/22/2023	2,037,990	0.1
500,000		Goldman Sachs Group, Inc., 3.750%, 05/22/2025	488,421	0.0
1,000,000		Goldman Sachs Group, Inc., 3.850%, 07/08/2024	991,985	0.1
750,000		Goldman Sachs Group, Inc., 5.750%, 01/24/2022	802,702	0.0
4,000,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	4,759,724	0.2
500,000		HCP, Inc., 2.625%, 02/01/2020	494,208	0.0
250,000		HCP, Inc., 3.875%, 08/15/2024	244,721	0.0
500,000		HCP, Inc., 4.000%, 06/01/2025	489,883	0.0
500,000		Hospitality Properties Trust, 4.500%, 06/15/2023	502,692	0.0
500,000		Hospitality Properties Trust, 5.000%, 08/15/2022	514,198	0.0
750,000		Host Hotels & Resorts L.P., 3.750%, 10/15/2023	735,687	0.0
400,000		HSBC Holdings PLC, 3.400%, 03/08/2021	399,980	0.0
300,000		HSBC Holdings PLC, 4.300%, 03/08/2026	300,960	0.0

See Accompanying Notes to Financial Statements

105

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000		HSBC Holdings PLC, 4.375%, 11/23/2026	493,044	0.0
500,000	(3)	HSBC Holdings PLC, 4.583%, 06/19/2029	505,417	0.0
500,000	(3)	HSBC Holdings PLC, 6.000%, 12/31/2199	465,000	0.0
3,400,000		HSBC Holdings PLC, 6.500%, 09/15/2037	3,975,545	0.1
250,000		HSBC USA, Inc., 2.250%, 06/23/2019	248,297	0.0
250,000		HSBC USA, Inc., 3.500%, 06/23/2024	244,911	0.0
1,000,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/2018	1,000,000	0.1
500,000		ING Groep NV, 3.150%, 03/29/2022	490,914	0.0
1,000,000		Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.150%, 01/23/2030	883,985	0.0
900,000		Jefferies Group LLC, 5.125%, 01/20/2023	937,919	0.0
750,000		JPMorgan Chase & Co., 2.700%, 05/18/2023	720,239	0.0
1,000,000		JPMorgan Chase & Co., 2.750%, 06/23/2020	991,353	0.1
500,000		JPMorgan Chase & Co., 2.950%, 10/01/2026	464,781	0.0
750,000		JPMorgan Chase & Co., 3.125%, 01/23/2025	717,650	0.0
750,000	(3)	JPMorgan Chase & Co., 3.220%, 03/01/2025	723,816	0.0
1,500,000		JPMorgan Chase & Co., 3.375%, 05/01/2023	1,465,526	0.1
1,000,000	(3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	949,447	0.0
750,000	(3)	JPMorgan Chase & Co., 3.540%, 05/01/2028	718,580	0.0
1,000,000	(3)	JPMorgan Chase & Co., 3.782%, 02/01/2028	974,986	0.0
500,000		JPMorgan Chase & Co., 3.875%, 09/10/2024	495,560	0.0
750,000	(3)	JPMorgan Chase & Co., 3.882%, 07/24/2038	694,861	0.0
1,000,000		JPMorgan Chase & Co., 4.125%, 12/15/2026	988,763	0.1
1,000,000		JPMorgan Chase & Co., 4.250%, 10/01/2027	994,190	0.1
4,000,000		JPMorgan Chase & Co., 4.500%, 01/24/2022	4,138,640	0.1
2,375,000		JPMorgan Chase & Co., 5.500%, 10/15/2040	2,645,001	0.1
1,000,000	(3)	JPMorgan Chase Bank NA, 2.604%, 02/01/2021	991,480	0.1
500,000		Kemper Corp., 4.350%, 02/15/2025	497,843	0.0
500,000		KeyBank NA/Cleveland OH, 2.300%, 09/14/2022	477,359	0.0
500,000		KeyBank NA/Cleveland OH, 2.350%, 03/08/2019	498,613	0.0
750,000		KeyBank NA/Cleveland OH, 2.400%, 06/09/2022	720,336	0.0
1,000,000		KeyBank NA/Cleveland OH, 3.350%, 06/15/2021	1,001,971	0.1
500,000		KeyBank NA/Cleveland OH, 3.400%, 05/20/2026	476,569	0.0
400,000		Kilroy Realty L.P., 4.250%, 08/15/2029	391,945	0.0
250,000		Kilroy Realty L.P., 4.375%, 10/01/2025	250,656	0.0
3,000,000		Kreditanstalt fuer Wiederaufbau, 1.250%, 09/30/2019	2,952,132	0.1
1,000,000		Kreditanstalt fuer Wiederaufbau, 1.625%, 03/15/2021	970,055	0.0
2,000,000		Kreditanstalt fuer Wiederaufbau, 1.875%, 11/30/2020	1,959,905	0.1
3,000,000		Kreditanstalt fuer Wiederaufbau, 2.125%, 03/07/2022	2,922,316	0.1
10,000,000		Kreditanstalt fuer Wiederaufbau, 2.625%, 01/25/2022	9,918,995	0.3
750,000		Liberty Property L.P., 3.250%, 10/01/2026	699,418	0.0
750,000		Lincoln National Corp., 3.625%, 12/12/2026	712,611	0.0
1,000,000		Lincoln National Corp., 3.800%, 03/01/2028	957,048	0.0
1,500,000	(2)	Lincoln National Corp., 4.200%, 03/15/2022	1,538,105	0.1
500,000	(3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	476,561	0.0
750,000		Lloyds Banking Group PLC, 3.000%, 01/11/2022	730,944	0.0
500,000	(3)	Lloyds Banking Group PLC, 3.574%, 11/07/2028	462,033	0.0
500,000		Lloyds Banking Group PLC, 4.650%, 03/24/2026	492,590	0.0
250,000		Loews Corp., 3.750%, 04/01/2026	245,515	0.0
250,000		Manufacturers & Traders Trust Co., 2.250%, 07/25/2019	248,356	0.0
1,000,000		Manufacturers & Traders Trust Co., 2.500%, 05/18/2022	967,897	0.0
1,000,000		Manufacturers & Traders Trust Co., 2.625%, 01/25/2021	984,912	0.1
500,000	(3)	Manulife Financial Corp., 4.061%, 02/24/2032	475,162	0.0
500,000		Manulife Financial Corp., 4.150%, 03/04/2026	499,445	0.0
500,000		Manulife Financial Corp., 5.375%, 03/04/2046	566,900	0.0
1,000,000		Markel Corp., 3.625%, 03/30/2023	983,690	0.1
400,000		Marsh & McLennan Cos, Inc., 3.500%, 03/10/2025	391,638	0.0
1,000,000		Mastercard, Inc., 3.500%, 02/26/2028	992,420	0.1

See Accompanying Notes to Financial Statements

106

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000		MetLife, Inc., 3.048%, 12/15/2022	491,030	0.0
500,000		MetLife, Inc., 3.600%, 04/10/2024	496,080	0.0
1,000,000		MetLife, Inc., 3.600%, 11/13/2025	986,689	0.1
500,000		MetLife, Inc., 4.050%, 03/01/2045	465,103	0.0
400,000		MetLife, Inc., 4.125%, 08/13/2042	378,367	0.0
300,000		MetLife, Inc., 4.721%, 12/15/2044	310,125	0.0
500,000	(1)	Metropolitan Life Global Funding I, 1.950%, 09/15/2021	478,943	0.0
750,000	(1)	Metropolitan Life Global Funding I, 3.450%, 12/18/2026	728,510	0.0
432,000		Mitsubishi UFJ Financial Group, Inc., 2.950%, 03/01/2021	427,470	0.0
500,000		Mitsubishi UFJ Financial Group, Inc., 3.455%, 03/02/2023	495,870	0.0
500,000		Mitsubishi UFJ Financial Group, Inc., 3.777%, 03/02/2025	498,576	0.0
750,000		Mitsubishi UFJ Financial Group, Inc., 3.850%, 03/01/2026	746,293	0.0
500,000		Mizuho Financial Group, Inc., 2.601%, 09/11/2022	479,344	0.0
500,000		Mizuho Financial Group, Inc., 3.170%, 09/11/2027	468,674	0.0
1,000,000		Mizuho Financial Group, Inc., 3.549%, 03/05/2023	993,068	0.1
1,000,000		Morgan Stanley, 2.500%, 04/21/2021	977,008	0.0
750,000		Morgan Stanley, 2.625%, 11/17/2021	728,387	0.0
1,000,000		Morgan Stanley, 3.125%, 01/23/2023	976,355	0.0
500,000		Morgan Stanley, 3.125%, 07/27/2026	465,438	0.0
1,750,000	(3)	Morgan Stanley, 3.591%, 07/22/2028	1,664,546	0.1
750,000		Morgan Stanley, 3.625%, 01/20/2027	722,339	0.0
500,000		Morgan Stanley, 3.700%, 10/23/2024	493,824	0.0
1,000,000	(3)	Morgan Stanley, 3.772%, 01/24/2029	964,788	0.0
750,000		Morgan Stanley, 3.875%, 04/29/2024	751,612	0.0
500,000		Morgan Stanley, 3.875%, 01/27/2026	492,497	0.0
750,000		Morgan Stanley, 3.950%, 04/23/2027	716,015	0.0
1,000,000		Morgan Stanley, 4.100%, 05/22/2023	1,004,582	0.1
750,000		Morgan Stanley, 4.000%, 07/23/2025	748,174	0.0
500,000		Morgan Stanley, 4.350%, 09/08/2026	494,632	0.0
800,000		Morgan Stanley, 4.875%, 11/01/2022	830,328	0.0
1,000,000		Morgan Stanley, 5.000%, 11/24/2025	1,037,903	0.1
500,000		MUFG Union Bank NA, 2.250%, 05/06/2019	497,364	0.0
500,000		National Australia Bank Ltd./New York, 2.500%, 07/12/2026	453,080	0.0
500,000		National Australia Bank Ltd./New York, 2.800%, 01/10/2022	487,462	0.0
1,000,000		National Australia Bank Ltd./New York, 2.875%, 04/12/2023	969,841	0.0
300,000		National Retail Properties, Inc., 4.000%, 11/15/2025	294,700	0.0
250,000		National Rural Utilities Cooperative Finance Corp., 2.300%, 11/01/2020	245,460	0.0
1,000,000	(3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	1,028,709	0.1
300,000		Northern Trust Corp., 2.375%, 08/02/2022	290,741	0.0
750,000	(3)	Northern Trust Corp., 3.375%, 05/08/2032	705,093	0.0
250,000		Northern Trust Corp., 3.950%, 10/30/2025	254,694	0.0
500,000		PNC Bank NA, 2.450%, 07/28/2022	482,761	0.0
500,000		PNC Bank NA, 2.625%, 02/17/2022	487,634	0.0
500,000		PNC Bank NA, 2.700%, 11/01/2022	480,782	0.0
750,000		PNC Bank NA, 3.100%, 10/25/2027	710,453	0.0
500,000		PNC Bank NA, 3.250%, 06/01/2025	486,558	0.0
500,000		PNC Bank NA, 3.250%, 01/22/2028	478,328	0.0
500,000		PNC Financial Services Group, Inc./The, 2.854%, 11/09/2022	486,776	0.0
500,000		PNC Financial Services Group, Inc./The, 3.300%, 03/08/2022	497,155	0.0
500,000		Primerica, Inc., 4.750%, 07/15/2022	512,132	0.0
300,000		Principal Financial Group, Inc., 3.125%, 05/15/2023	293,354	0.0
1,000,000		Principal Financial Group, Inc., 3.300%, 09/15/2022	992,022	0.1
1,000,000		Private Export Funding Corp., 1.450%, 08/15/2019	988,562	0.1
1,000,000		Private Export Funding Corp., 2.250%, 03/15/2020	993,298	0.1
1,000,000		Private Export Funding Corp., 2.300%, 09/15/2020	988,219	0.1
1,000,000		Private Export Funding Corp., 3.250%, 06/15/2025	1,009,384	0.1

See Accompanying Notes to Financial Statements

107

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,000,000		Private Export Funding Corp., 3.550%, 01/15/2024	1,027,663	0.1
500,000		Prologis L.P., 4.250%, 08/15/2023	515,632	0.0
400,000		Protective Life Corp., 7.375%, 10/15/2019	421,222	0.0
1,000,000		Prudential Financial, Inc., 3.500%, 05/15/2024	992,349	0.1
1,000,000		Prudential Financial, Inc., 3.878%, 03/27/2028	989,975	0.1
1,000,000	(3)	Prudential Financial, Inc., 5.625%, 06/15/2043	1,032,500	0.1
500,000	(3)	Prudential Financial, Inc., 5.375%, 05/15/2045	498,750	0.0
750,000		Public Storage, 2.370%, 09/15/2022	720,448	0.0
250,000		Public Storage, 3.094%, 09/15/2027	235,381	0.0
500,000		Raymond James Financial, Inc., 3.625%, 09/15/2026	480,829	0.0
400,000		Realty Income Corp., 3.875%, 07/15/2024	396,610	0.0
300,000		Realty Income Corp., 4.125%, 10/15/2026	299,058	0.0
1,000,000		Regions Financial Corp., 3.200%, 02/08/2021	996,001	0.1
500,000		Royal Bank of Canada, 2.125%, 03/02/2020	492,528	0.0
1,000,000		Royal Bank of Canada, 2.150%, 10/26/2020	977,284	0.0
1,000,000		Royal Bank of Canada, 2.750%, 02/01/2022	982,393	0.1
500,000		Royal Bank of Canada, 4.650%, 01/27/2026	507,908	0.0
500,000		Royal Bank of Scotland Group PLC, 4.800%, 04/05/2026	503,459	0.0
500,000		Santander Holdings USA, Inc., 2.650%, 04/17/2020	495,792	0.0
406,000		Santander Holdings USA, Inc., 2.700%, 05/24/2019	404,868	0.0
500,000		Santander UK Group Holdings PLC, 2.875%, 08/05/2021	484,951	0.0
750,000		Santander UK Group Holdings PLC, 3.125%, 01/08/2021	741,437	0.0
500,000		Santander UK PLC, 2.500%, 03/14/2019	499,049	0.0
250,000		Senior Housing Properties Trust, 3.250%, 05/01/2019	249,876	0.0
250,000		Senior Housing Properties Trust, 4.750%, 05/01/2024	250,453	0.0
1,000,000		Simon Property Group L.P., 3.375%, 03/15/2022	996,955	0.1
500,000	(2)	Simon Property Group L.P., 3.375%, 06/15/2027	478,623	0.0
500,000	(2)	Simon Property Group L.P., 4.250%, 10/01/2044	481,605	0.0
750,000	(3)	State Street Corp., 2.653%, 05/15/2023	729,277	0.0
1,500,000		State Street Corp., 3.100%, 05/15/2023	1,479,653	0.1
500,000		State Street Corp., 3.550%, 08/18/2025	500,065	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.058%, 07/14/2021	479,667	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	483,011	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.632%, 07/14/2026	456,496	0.0
750,000		Sumitomo Mitsui Financial Group, Inc., 2.778%, 10/18/2022	724,589	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.784%, 07/12/2022	484,172	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.364%, 07/12/2027	478,948	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.446%, 01/11/2027	483,243	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.544%, 01/17/2028	487,369	0.0
500,000		SunTrust Bank/Atlanta GA, 2.250%, 01/31/2020	494,020	0.0
500,000		SunTrust Bank/Atlanta GA, 2.750%, 05/01/2023	483,304	0.0
1,000,000		SunTrust Bank/Atlanta GA, 3.000%, 02/02/2023	979,051	0.1
500,000		SunTrust Bank/Atlanta GA, 3.300%, 05/15/2026	472,446	0.0
250,000		SunTrust Banks, Inc., 2.500%, 05/01/2019	249,510	0.0
500,000		SunTrust Banks, Inc., 2.700%, 01/27/2022	487,442	0.0
500,000		SunTrust Banks, Inc., 2.900%, 03/03/2021	494,160	0.0
750,000		Synchrony Bank, 3.000%, 06/15/2022	722,703	0.0
250,000		Synchrony Financial, 3.000%, 08/15/2019	249,575	0.0
250,000		Synchrony Financial, 3.750%, 08/15/2021	249,903	0.0
300,000		Synchrony Financial, 4.250%, 08/15/2024	294,365	0.0
250,000		Synchrony Financial, 4.500%, 07/23/2025	245,821	0.0
500,000		Tanger Properties L.P., 3.125%, 09/01/2026	451,811	0.0
750,000	(1)	Toronto-Dominion Bank/The, 2.500%, 01/18/2023	734,386	0.0
500,000		Toronto-Dominion Bank/The, 3.000%, 06/11/2020	499,304	0.0
500,000		Toronto-Dominion Bank/The, 3.250%, 06/11/2021	500,021	0.0

See Accompanying Notes to Financial Statements

108

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
750,000		Travelers Cos, Inc./The, 4.000%, 05/30/2047	722,568	0.0
3,000,000		Travelers Cos, Inc., 3.900%, 11/01/2020	3,051,600	0.1
700,000		UBS AG/Stamford CT, 2.375%, 08/14/2019	695,751	0.0
500,000	(1)	UBS Group Funding Switzerland AG, 2.950%, 09/24/2020	494,867	0.0
500,000	(1)	UBS Group Funding Switzerland AG, 3.000%, 04/15/2021	492,517	0.0
500,000		Unum Group, 3.000%, 05/15/2021	492,629	0.0
750,000		US Bancorp, 2.950%, 07/15/2022	733,034	0.0
750,000		US Bancorp, 3.150%, 04/27/2027	717,464	0.0
1,000,000		US Bancorp, 3.000%, 03/15/2022	989,428	0.1
500,000	(3)	US Bancorp, 5.125%, 12/31/2199	513,750	0.0
500,000		US Bank NA/Cincinnati OH, 2.000%, 01/24/2020	492,765	0.0
1,000,000	(3)	US Bank NA/Cincinnati OH, 3.104%, 05/21/2021	1,000,159	0.1
500,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/2020	494,981	0.0
600,000		Ventas Realty L.P. / Ventas Capital Corp., 3.250%, 08/15/2022	588,792	0.0
250,000		Ventas Realty L.P., 3.500%, 02/01/2025	239,668	0.0
500,000		Ventas Realty L.P., 3.750%, 05/01/2024	492,388	0.0
500,000		Ventas Realty L.P., 4.125%, 01/15/2026	492,578	0.0
1,100,000		Visa, Inc., 2.200%, 12/14/2020	1,082,518	0.1
750,000		Visa, Inc., 2.750%, 09/15/2027	699,334	0.0
1,000,000		Visa, Inc., 2.800%, 12/14/2022	981,367	0.1
500,000		Visa, Inc., 3.150%, 12/14/2025	484,092	0.0
500,000		Visa, Inc., 4.300%, 12/14/2045	521,620	0.0
1,000,000		Wells Fargo & Co., 2.625%, 07/22/2022	963,814	0.0
1,500,000		Wells Fargo & Co., 3.069%, 01/24/2023	1,459,102	0.1
1,000,000		Wells Fargo & Co., 3.000%, 10/23/2026	924,001	0.0
1,000,000		Wells Fargo & Co., 3.450%, 02/13/2023	980,747	0.1
750,000		Wells Fargo & Co., 3.550%, 09/29/2025	727,489	0.0
1,000,000	(3)	Wells Fargo & Co., 3.584%, 05/22/2028	958,841	0.0
500,000		Wells Fargo & Co., 4.300%, 07/22/2027	493,474	0.0
8,000,000		Wells Fargo & Co., 4.600%, 04/01/2021	8,258,357	0.3
1,983,000		Wells Fargo & Co., 5.606%, 01/15/2044	2,136,327	0.1
1,000,000		Wells Fargo Bank NA, 2.600%, 01/15/2021	984,512	0.1
750,000		Wells Fargo Bank NA, 6.600%, 01/15/2038	935,939	0.0
500,000		Welltower, Inc., 4.000%, 06/01/2025	490,952	0.0
1,000,000		Westpac Banking Corp., 2.750%, 01/11/2023	953,974	0.0
750,000	(3)	Westpac Banking Corp., 4.322%, 11/23/2031	723,633	0.0
1,000,000		WR Berkley Corp., 4.625%, 03/15/2022	1,033,576	0.1
400,000		XLIT Ltd., 2.300%, 12/15/2018	398,432	0.0
			312,626,950	9.4

		Industrial: 2.0%
500,000		3M Co., 2.000%, 06/26/2022	480,448	0.0
750,000		3M Co., 2.250%, 09/19/2026	680,497	0.0
1,000,000		3M Co., 2.875%, 10/15/2027	946,843	0.0
1,000,000		3M Co., 3.000%, 08/07/2025	976,436	0.1
200,000		3M Co., 3.875%, 06/15/2044	197,482	0.0
1,300,000		Agilent Technologies, Inc., 3.200%, 10/01/2022	1,278,273	0.1
1,000,000		Agilent Technologies, Inc., 3.875%, 07/15/2023	997,475	0.1
400,000		Arrow Electronics, Inc., 3.500%, 04/01/2022	394,716	0.0
750,000		Boeing Capital Corp., 4.700%, 10/27/2019	769,228	0.0
500,000		Boeing Co/The, 2.125%, 03/01/2022	484,956	0.0
500,000		Boeing Co/The, 2.800%, 03/01/2027	471,806	0.0
500,000		Boeing Co/The, 3.300%, 03/01/2035	463,308	0.0
500,000		Burlington Northern Santa Fe LLC, 3.000%, 03/15/2023	490,889	0.0
1,000,000		Burlington Northern Santa Fe LLC, 3.450%, 09/15/2021	1,007,703	0.1
500,000		Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	505,061	0.0
500,000		Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	511,938	0.0
500,000		Burlington Northern Santa Fe LLC, 4.700%, 09/01/2045	530,419	0.0
400,000		Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	435,232	0.0
1,000,000		Canadian National Railway Co., 2.250%, 11/15/2022	954,111	0.1
750,000		Canadian Pacific Railway Co., 4.800%, 09/15/2035	805,140	0.0

See Accompanying Notes to Financial Statements

109

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
750,000	Canadian Pacific Railway Co., 4.800%, 08/01/2045	803,713	0.0
500,000	Caterpillar Financial Services Corp., 2.100%, 01/10/2020	494,850	0.0
1,000,000	Caterpillar Financial Services Corp., 2.400%, 08/09/2026	912,051	0.0
300,000	Caterpillar Financial Services Corp., 2.625%, 03/01/2023	289,674	0.0
500,000	Caterpillar Financial Services Corp., 3.750%, 11/24/2023	507,678	0.0
500,000	Caterpillar, Inc., 2.600%, 06/26/2022	486,542	0.0
250,000	Caterpillar, Inc., 3.400%, 05/15/2024	249,229	0.0
1,000,000	Caterpillar, Inc., 3.803%, 08/15/2042	957,192	0.1
250,000	Caterpillar, Inc., 4.300%, 05/15/2044	258,280	0.0
500,000	CSX Corp., 3.950%, 05/01/2050	442,764	0.0
500,000	CSX Corp., 4.100%, 03/15/2044	468,741	0.0
1,000,000	CSX Corp., 4.400%, 03/01/2043	971,494	0.1
830,000	Cummins, Inc., 7.125%, 03/01/2028	1,023,449	0.1
500,000	Deere & Co., 3.900%, 06/09/2042	495,240	0.0
1,010,000	Dover Corp., 4.300%, 03/01/2021	1,037,591	0.1
250,000	FedEx Corp., 2.300%, 02/01/2020	247,510	0.0
1,000,000	FedEx Corp., 3.400%, 02/15/2028	953,194	0.1
200,000	FedEx Corp., 3.875%, 08/01/2042	179,535	0.0
500,000	FedEx Corp., 4.750%, 11/15/2045	499,437	0.0
500,000	General Dynamics Corp., 2.250%, 11/15/2022	479,160	0.0
500,000	General Dynamics Corp., 3.600%, 11/15/2042	478,858	0.0
500,000	General Electric Co., 2.700%, 10/09/2022	483,979	0.0
430,000	General Electric Co., 5.875%, 01/14/2038	488,800	0.0
1,861,000	General Electric Co., 6.750%, 03/15/2032	2,273,627	0.1
2,600,000	Honeywell International, Inc., 3.812%, 11/21/2047	2,550,007	0.1
500,000	Illinois Tool Works, Inc., 3.500%, 03/01/2024	507,522	0.0
500,000	Illinois Tool Works, Inc., 3.900%, 09/01/2042	491,208	0.0
250,000	Ingersoll-Rand Luxembourg Finance SA, 2.625%, 05/01/2020	247,989	0.0
250,000	Ingersoll-Rand Luxembourg Finance SA, 4.650%, 11/01/2044	255,154	0.0
500,000	John Deere Capital Corp., 1.950%, 01/08/2019	498,518	0.0
750,000	John Deere Capital Corp., 2.800%, 03/04/2021	743,967	0.0
1,000,000	John Deere Capital Corp., 2.800%, 03/06/2023	976,054	0.1
1,000,000	John Deere Capital Corp., 2.800%, 09/08/2027	934,246	0.0
500,000	John Deere Capital Corp., 3.350%, 06/12/2024	496,346	0.0
400,000	Johnson Controls International plc, 3.625%, 07/02/2024	394,788	0.0
250,000	Johnson Controls International plc, 4.625%, 07/02/2044	248,482	0.0
250,000	Johnson Controls International plc, 5.125%, 09/14/2045	259,751	0.0
500,000	Kennametal, Inc., 2.650%, 11/01/2019	499,997	0.0
800,000	L3 Technologies, Inc., 4.950%, 02/15/2021	820,507	0.0
500,000	Lockheed Martin Corp., 2.500%, 11/23/2020	493,497	0.0
500,000	Lockheed Martin Corp., 3.100%, 01/15/2023	493,884	0.0
1,000,000	Lockheed Martin Corp., 3.350%, 09/15/2021	1,005,867	0.1
1,000,000	Lockheed Martin Corp., 3.550%, 01/15/2026	985,435	0.1
1,250,000	Lockheed Martin Corp., 3.600%, 03/01/2035	1,165,847	0.1
500,000	Lockheed Martin Corp., 4.500%, 05/15/2036	520,171	0.0
500,000	Lockheed Martin Corp., 4.700%, 05/15/2046	531,304	0.0
1,000,000	Norfolk Southern Corp., 3.950%, 10/01/2042	932,865	0.0
500,000	Norfolk Southern Corp., 4.450%, 06/15/2045	504,428	0.0
375,000	Norfolk Southern Corp., 4.800%, 08/15/2043	387,791	0.0
642,000	Norfolk Southern Corp., 3.942%, 11/01/2047	597,181	0.0
750,000	Northrop Grumman Corp., 2.550%, 10/15/2022	722,919	0.0
750,000	Northrop Grumman Corp., 2.930%, 01/15/2025	712,937	0.0
500,000	Northrop Grumman Corp., 3.850%, 04/15/2045	455,069	0.0
200,000	Packaging Corp. of America, 3.650%, 09/15/2024	196,666	0.0
250,000	Parker-Hannifin Corp., 4.200%, 11/21/2034	254,931	0.0
3,800,000	Raytheon Co., 3.125%, 10/15/2020	3,818,735	0.1
2,000,000	Republic Services, Inc., 5.250%, 11/15/2021	2,111,116	0.1

See Accompanying Notes to Financial Statements

110

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
1,250,000		Roper Technologies, Inc., 2.050%, 10/01/2018	1,248,516	0.1
500,000		Ryder System, Inc., 2.450%, 09/03/2019	496,948	0.0
500,000		Ryder System, Inc., 2.500%, 05/11/2020	494,298	0.0
300,000		Stanley Black & Decker, Inc., 2.900%, 11/01/2022	294,318	0.0
750,000		Textron, Inc., 3.650%, 03/01/2021	753,278	0.0
250,000		Union Pacific Corp., 2.250%, 02/15/2019	249,369	0.0
500,000		Union Pacific Corp., 2.750%, 04/15/2023	484,999	0.0
500,000		Union Pacific Corp., 2.750%, 03/01/2026	465,722	0.0
250,000		Union Pacific Corp., 3.375%, 02/01/2035	224,097	0.0
250,000		Union Pacific Corp., 3.750%, 03/15/2024	253,210	0.0
250,000		Union Pacific Corp., 3.799%, 10/01/2051	221,785	0.0
750,000		Union Pacific Corp., 4.050%, 11/15/2045	714,049	0.0
500,000		Union Pacific Corp., 4.250%, 04/15/2043	489,913	0.0
1,000,000		United Parcel Service, Inc., 2.800%, 11/15/2024	960,680	0.1
1,000,000		United Parcel Service, Inc., 3.050%, 11/15/2027	952,570	0.0
750,000		United Technologies Corp., 3.100%, 06/01/2022	741,075	0.0
500,000		United Technologies Corp., 4.150%, 05/15/2045	465,130	0.0
500,000		United Technologies Corp., 4.500%, 06/01/2042	494,809	0.0
406,000		United Technologies Corp., 6.125%, 07/15/2038	475,664	0.0
			65,160,158	2.0

		Technology: 1.6%
500,000		Analog Devices, Inc., 3.900%, 12/15/2025	495,970	0.0
500,000		Apple, Inc., 2.100%, 05/06/2019	498,534	0.0
500,000		Apple, Inc., 2.150%, 02/09/2022	484,600	0.0
1,000,000		Apple, Inc., 2.250%, 02/23/2021	982,910	0.1
1,000,000		Apple, Inc., 2.400%, 01/13/2023	965,124	0.0
1,000,000		Apple, Inc., 2.400%, 05/03/2023	963,744	0.0
750,000		Apple, Inc., 2.500%, 02/09/2022	735,737	0.0
500,000		Apple, Inc., 2.850%, 05/06/2021	498,967	0.0
750,000		Apple, Inc., 3.000%, 02/09/2024	734,848	0.0
1,000,000		Apple, Inc., 3.000%, 11/13/2027	951,000	0.0
1,000,000		Apple, Inc., 3.200%, 05/13/2025	978,029	0.1
1,000,000		Apple, Inc., 3.200%, 05/11/2027	965,700	0.0
1,000,000		Apple, Inc., 3.250%, 02/23/2026	976,748	0.1
1,000,000		Apple, Inc., 3.350%, 02/09/2027	977,218	0.1
500,000		Apple, Inc., 3.450%, 05/06/2024	500,142	0.0
500,000		Apple, Inc., 3.450%, 02/09/2045	447,596	0.0
1,000,000		Apple, Inc., 3.850%, 05/04/2043	959,122	0.0
400,000		Apple, Inc., 4.375%, 05/13/2045	414,512	0.0
500,000		Apple, Inc., 4.450%, 05/06/2044	523,831	0.0
1,000,000		Apple, Inc., 4.650%, 02/23/2046	1,078,973	0.1
500,000		Applied Materials, Inc., 3.900%, 10/01/2025	510,456	0.0
400,000		Autodesk, Inc., 3.600%, 12/15/2022	400,315	0.0
250,000		Autodesk, Inc., 4.375%, 06/15/2025	252,039	0.0
1,000,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/2027	947,203	0.0
400,000	(1)	Dell International LLC / EMC Corp., 3.480%, 06/01/2019	401,099	0.0
400,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	405,948	0.0
400,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	418,773	0.0
400,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	421,157	0.0
400,000	(1)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	482,877	0.0
279,000		Fidelity National Information Services, Inc., 3.625%, 10/15/2020	280,951	0.0
500,000		Hewlett Packard Enterprise Co., 3.600%, 10/15/2020	502,656	0.0
500,000		Hewlett Packard Enterprise Co., 4.400%, 10/15/2022	512,862	0.0
321,000		HP, Inc., 3.750%, 12/01/2020	323,697	0.0
1,000,000		International Business Machines Corp., 1.625%, 05/15/2020	977,285	0.1
500,000		International Business Machines Corp., 1.875%, 05/15/2019	496,958	0.0
1,030,000		International Business Machines Corp., 2.250%, 02/19/2021	1,008,120	0.1
1,020,000		International Business Machines Corp., 2.500%, 01/27/2022	997,016	0.1

See Accompanying Notes to Financial Statements

111

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
1,000,000		International Business Machines Corp., 3.375%, 08/01/2023	999,176	0.1
1,000,000		International Business Machines Corp., 3.450%, 02/19/2026	986,634	0.1
1,000,000		Intel Corp., 3.150%, 05/11/2027	969,356	0.1
260,000		Intel Corp., 3.700%, 07/29/2025	261,856	0.0
272,000		Intel Corp., 3.734%, 12/08/2047	256,700	0.0
500,000		Lam Research Corp., 2.800%, 06/15/2021	491,777	0.0
400,000		Lam Research Corp., 3.800%, 03/15/2025	399,119	0.0
750,000		Microsoft Corp., 1.550%, 08/08/2021	719,941	0.0
1,000,000		Microsoft Corp., 2.375%, 05/01/2023	966,508	0.0
1,000,000		Microsoft Corp., 2.400%, 08/08/2026	925,715	0.0
1,000,000		Microsoft Corp., 2.700%, 02/12/2025	959,638	0.0
500,000		Microsoft Corp., 2.875%, 02/06/2024	489,684	0.0
500,000		Microsoft Corp., 3.125%, 11/03/2025	491,521	0.0
1,500,000		Microsoft Corp., 3.300%, 02/06/2027	1,482,047	0.1
250,000		Microsoft Corp., 3.500%, 02/12/2035	242,545	0.0
750,000		Microsoft Corp., 3.625%, 12/15/2023	766,709	0.0
250,000		Microsoft Corp., 3.750%, 02/12/2045	245,419	0.0
500,000		Microsoft Corp., 3.950%, 08/08/2056	494,518	0.0
1,000,000		Microsoft Corp., 4.200%, 11/03/2035	1,052,772	0.1
1,000,000		Microsoft Corp., 4.250%, 02/06/2047	1,062,500	0.1
1,000,000		Microsoft Corp., 4.450%, 11/03/2045	1,078,309	0.1
250,000		Microsoft Corp., 4.875%, 12/15/2043	285,927	0.0
250,000		NetApp, Inc., 3.375%, 06/15/2021	247,882	0.0
1,000,000		Oracle Corp., 1.900%, 09/15/2021	952,776	0.0
500,000		Oracle Corp., 2.250%, 10/08/2019	497,337	0.0
500,000		Oracle Corp., 2.500%, 10/15/2022	484,511	0.0
750,000		Oracle Corp., 2.800%, 07/08/2021	745,096	0.0
1,000,000		Oracle Corp., 2.950%, 11/15/2024	964,524	0.0
750,000		Oracle Corp., 2.950%, 05/15/2025	716,633	0.0
1,000,000		Oracle Corp., 3.250%, 11/15/2027	957,460	0.0
500,000		Oracle Corp., 3.400%, 07/08/2024	495,566	0.0
400,000		Oracle Corp., 3.850%, 07/15/2036	383,580	0.0
750,000		Oracle Corp., 3.900%, 05/15/2035	728,016	0.0
750,000		Oracle Corp., 4.125%, 05/15/2045	724,373	0.0
180,000		Oracle Corp., 4.300%, 07/08/2034	183,689	0.0
1,500,000		Oracle Corp., 5.375%, 07/15/2040	1,694,328	0.1
500,000		Qualcomm, Inc., 2.100%, 05/20/2020	499,710	0.0
500,000		QUALCOMM, Inc., 3.000%, 05/20/2022	492,727	0.0
850,000		QUALCOMM, Inc., 4.650%, 05/20/2035	861,996	0.0
350,000		QUALCOMM, Inc., 4.800%, 05/20/2045	350,532	0.0
400,000		Xerox Corp., 3.800%, 05/15/2024	383,592	0.0
807,000		Xerox Corp., 4.070%, 03/17/2022	795,277	0.0
250,000		Xerox Corp., 4.800%, 03/01/2035	221,278	0.0
			53,481,971	1.6

		Utilities: 2.1%
500,000		Alabama Power Co., 4.150%, 08/15/2044	494,246	0.0
300,000		Ameren Illinois Co., 2.700%, 09/01/2022	292,892	0.0
250,000		Ameren Illinois Co., 4.300%, 07/01/2044	256,945	0.0
500,000		Appalachian Power Co., 4.400%, 05/15/2044	506,669	0.0
750,000		Appalachian Power Co., 4.450%, 06/01/2045	773,559	0.0
250,000		Arizona Public Service Co., 2.200%, 01/15/2020	246,902	0.0
750,000	(2)	Arizona Public Service Co., 2.950%, 09/15/2027	705,831	0.0
400,000		Arizona Public Service Co., 3.350%, 06/15/2024	395,487	0.0
500,000		Atmos Energy Corp., 4.125%, 10/15/2044	505,419	0.0
1,000,000		Baltimore Gas & Electric Co., 3.350%, 07/01/2023	989,206	0.1
500,000		Baltimore Gas & Electric Co., 3.500%, 08/15/2046	448,133	0.0
3,668,000		Berkshire Hathaway Energy Co., 6.125%, 04/01/2036	4,531,106	0.2
750,000		CenterPoint Energy Houston Electric LLC, 3.000%, 02/01/2027	711,048	0.0
250,000		CMS Energy Corp., 3.875%, 03/01/2024	250,943	0.0
250,000		CMS Energy Corp., 4.875%, 03/01/2044	264,562	0.0
200,000		Consolidated Edison Co. of New York, Inc., 4.300%, 12/01/2056	195,547	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/2044	512,373	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.500%, 12/01/2045	518,201	0.0

See Accompanying Notes to Financial Statements

112

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
400,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	411,458	0.0
300,000		Consumers Energy Co., 2.850%, 05/15/2022	295,719	0.0
500,000		Consumers Energy Co., 3.950%, 07/15/2047	493,955	0.0
200,000		Dominion Energy Gas Holdings LLC, 2.500%, 12/15/2019	198,221	0.0
210,000		Dominion Energy Gas Holdings LLC, 2.800%, 11/15/2020	207,430	0.0
200,000		Dominion Energy Gas Holdings LLC, 3.600%, 12/15/2024	199,618	0.0
250,000		DTE Electric Co., 4.300%, 07/01/2044	257,496	0.0
400,000		DTE Energy Co., 3.500%, 06/01/2024	391,512	0.0
400,000		DTE Energy Co., 3.850%, 12/01/2023	400,840	0.0
500,000		Duke Energy Carolinas LLC, 2.500%, 03/15/2023	482,599	0.0
500,000		Duke Energy Corp., 1.800%, 09/01/2021	478,713	0.0
500,000		Duke Energy Corp., 3.750%, 09/01/2046	444,436	0.0
500,000		Duke Energy Corp., 3.950%, 10/15/2023	506,026	0.0
500,000		Duke Energy Corp., 4.800%, 12/15/2045	524,646	0.0
1,000,000		Duke Energy Florida LLC, 3.800%, 07/15/2028	1,006,458	0.1
500,000		Duke Energy Progress LLC, 3.700%, 10/15/2046	460,932	0.0
150,000		Duke Energy Progress LLC, 4.150%, 12/01/2044	148,264	0.0
750,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	752,512	0.0
1,500,000		Duke Energy Progress LLC, 4.375%, 03/30/2044	1,555,628	0.1
500,000		Edison International, 2.950%, 03/15/2023	480,699	0.0
500,000		Enel Generacion Chile SA, 4.250%, 04/15/2024	498,153	0.0
400,000		Entergy Arkansas, Inc., 3.500%, 04/01/2026	395,786	0.0
400,000		Entergy Arkansas, Inc., 3.700%, 06/01/2024	403,894	0.0
500,000		Entergy Louisiana LLC, 4.950%, 01/15/2045	505,742	0.0
1,500,000		Exelon Corp., 4.950%, 06/15/2035	1,582,605	0.1
750,000		Exelon Corp., 5.100%, 06/15/2045	801,883	0.0
760,000		Exelon Generation Co. LLC, 5.200%, 10/01/2019	778,070	0.0
500,000		Florida Power & Light Co., 3.250%, 06/01/2024	496,219	0.0
750,000		Florida Power & Light Co., 3.800%, 12/15/2042	735,577	0.0
1,500,000		Florida Power & Light Co., 4.050%, 06/01/2042	1,502,063	0.1
500,000		Georgia Power Co., 3.250%, 04/01/2026	477,757	0.0
500,000		Indiana Michigan Power Co., 4.550%, 03/15/2046	519,662	0.0
1,000,000		Israel Electric Corp. Ltd., 4.250%, 08/14/2028	964,618	0.1
1,000,000		ITC Holdings Corp., 3.350%, 11/15/2027	938,565	0.0
250,000		ITC Holdings Corp., 3.650%, 06/15/2024	247,032	0.0
500,000		Jersey Central Power & Light Co., 6.150%, 06/01/2037	596,957	0.0
2,500,000		Kentucky Utilities Co., 5.125%, 11/01/2040	2,859,484	0.1
500,000		MidAmerican Energy Co., 3.100%, 05/01/2027	481,542	0.0
1,000,000		MidAmerican Energy Co., 3.650%, 08/01/2048	931,107	0.0
500,000		MidAmerican Energy Co., 3.950%, 08/01/2047	488,447	0.0
2,000,000		Mississippi Power Co., 4.250%, 03/15/2042	1,923,136	0.1
250,000	(1)	Monongahela Power Co., 5.400%, 12/15/2043	296,461	0.0
1,000,000		National Fuel Gas Co., 5.200%, 07/15/2025	1,028,705	0.1
1,000,000		NextEra Energy Capital Holdings, Inc., 2.300%, 04/01/2019	995,932	0.1
500,000		Northern States Power Co/MN, 4.125%, 05/15/2044	504,074	0.0
500,000		Northern States Power Co/WI, 3.300%, 06/15/2024	492,824	0.0
250,000		Oklahoma Gas & Electric Co., 4.000%, 12/15/2044	252,205	0.0
250,000		Oklahoma Gas & Electric Co., 4.550%, 03/15/2044	271,338	0.0
750,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/2022	768,841	0.0
500,000		Pacific Gas & Electric Co., 2.950%, 03/01/2026	446,748	0.0
500,000		Pacific Gas & Electric Co., 3.300%, 03/15/2027	452,586	0.0
1,850,000		Pacific Gas & Electric Co., 3.500%, 10/01/2020	1,832,053	0.1
500,000		Pacific Gas & Electric Co., 4.300%, 03/15/2045	451,306	0.0

See Accompanying Notes to Financial Statements

113

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
500,000	Pacific Gas & Electric Co., 4.750%, 02/15/2044	475,662	0.0
750,000	PECO Energy Co., 4.150%, 10/01/2044	754,947	0.0
250,000	Piedmont Natural Gas Co., 4.100%, 09/18/2034	242,127	0.0
1,000,000	Progress Energy, Inc., 4.400%, 01/15/2021	1,021,921	0.1
500,000	PSEG Power LLC, 3.000%, 06/15/2021	494,725	0.0
1,000,000	Public Service Co. of Colorado, 3.700%, 06/15/2028	1,005,509	0.1
500,000	Public Service Co. of Colorado, 4.100%, 06/15/2048	503,519	0.0
3,410,000	Public Service Co. of Colorado, 3.200%, 11/15/2020	3,414,989	0.1
1,000,000	Public Service Electric & Gas Co., 2.375%, 05/15/2023	955,731	0.1
750,000	Public Service Electric & Gas Co., 3.800%, 01/01/2043	732,108	0.0
250,000	Public Service Electric & Gas Co., 4.000%, 06/01/2044	247,487	0.0
500,000	Sempra Energy, 2.850%, 11/15/2020	493,206	0.0
750,000	Sempra Energy, 3.550%, 06/15/2024	735,191	0.0
250,000	Sempra Energy, 3.750%, 11/15/2025	246,956	0.0
750,000	Sierra Pacific Power Co., 2.600%, 05/01/2026	693,332	0.0
250,000	South Carolina Electric & Gas Co., 5.100%, 06/01/2065	252,846	0.0
1,543,214	Southaven Combined Cycle Generation LLC, 3.846%, 08/15/2033	1,533,656	0.1
500,000	Southern California Edison Co., 3.900%, 03/15/2043	464,477	0.0
750,000	Southern California Edison Co., 4.000%, 04/01/2047	701,536	0.0
500,000	Southern California Edison Co., 4.650%, 10/01/2043	513,138	0.0
1,000,000	Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	992,485	0.1
500,000	Southern Co., 2.750%, 06/15/2020	495,915	0.0
500,000	Southern Power Co., 4.150%, 12/01/2025	501,414	0.0
250,000	Union Electric Co., 3.500%, 04/15/2024	249,814	0.0
300,000	Union Electric Co., 3.900%, 09/15/2042	292,417	0.0
500,000	Virginia Electric & Power Co., 4.450%, 02/15/2044	509,875	0.0
1,533,000	Virginia Electric & Power Co., 6.000%, 05/15/2037	1,875,708	0.1
1,000,000	Westar Energy, Inc., 4.125%, 03/01/2042	998,761	0.1
500,000	Westar Energy, Inc., 4.625%, 09/01/2043	528,931	0.0
250,000	Wisconsin Electric Power Co., 4.250%, 06/01/2044	252,243	0.0
500,000	Wisconsin Power & Light Co., 4.100%, 10/15/2044	492,083	0.0
		70,890,312	2.1

	Total Corporate Bonds/Notes
	(Cost $973,230,673)	963,667,543	29.0

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
1,872,266	Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	1,829,663	0.1
1,453,323	Fannie Mae REMIC Trust 2006-78 BZ, 6.500%, 08/25/2036	1,577,547	0.0

	Total Collateralized Mortgage Obligations
	(Cost $3,501,662)	3,407,210	0.1

MUNICIPAL BONDS: 1.0%
	California: 0.2%
4,335,000	State of California, 7.550%, 04/01/2039	6,408,300	0.2

	Connecticut: 0.1%
3,735,000	State of Connecticut, 5.850%, 03/15/2032	4,317,249	0.1

	New Jersey: 0.2%
3,425,000	New Jersey Turnpike Authority, 7.102%, 01/01/2041	4,832,264	0.1
2,335,000	Port Authority of New York & New Jersey, 4.926%, 10/01/2051	2,747,408	0.1
		7,579,672	0.2

	New York: 0.2%
3,495,000	Metropolitan Transportation Authority, 6.814%, 11/15/2040	4,701,509	0.2

	Ohio: 0.2%
3,355,000	American Municipal Power, Inc., 7.834%, 02/15/2041	5,060,850	0.2

	Washington: 0.1%
3,900,000	State of Washington, 5.140%, 08/01/2040	4,654,728	0.1

	Total Municipal Bonds
	(Cost $26,930,746)	32,722,308	1.0

See Accompanying Notes to Financial Statements

114

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: 0.0%
		Financial: 0.0%
500,000		Santander UK PLC, 3.400%, 06/01/2021	499,917	0.0

	Total Convertible Bonds/Notes
	(Cost $500,750)		499,917	0.0

ASSET-BACKED SECURITIES: 0.6%
		Automobile Asset-Backed Securities: 0.3%
1,000,000		Ally Auto Receivables Trust 2017-1 A4, 1.990%, 11/15/2021	985,904	0.0
1,000,000		Ally Auto Receivables Trust 2017-2 A4, 2.100%, 03/15/2022	982,375	0.0
150,000		BMW Vehicle Lease Trust 2017-2 A4, 2.190%, 03/22/2021	148,274	0.0
500,000		BMW Vehicle Owner Trust 2016-A A4, 1.370%, 12/27/2022	489,196	0.0
1,000,000		CarMax Auto Owner Trust 2017-1 A4, 2.270%, 09/15/2022	983,391	0.0
950,000		CarMax Auto Owner Trust 2017-4 A4, 2.330%, 05/15/2023	929,427	0.0
820,000	(1)	Ford Credit Auto Owner Trust 2014-2 A, 2.310%, 04/15/2026	813,845	0.0
1,000,000		GM Financial Automobile Leasing Trust 2017-1 A4, 2.260%, 08/20/2020	993,210	0.1
1,000,000		GM Financial Automobile Leasing Trust 2018-1 B, 2.870%, 12/20/2021	993,468	0.1
1,000,000		Nissan Auto Receivables 2016-C A4, 1.380%, 01/17/2023	972,421	0.0
450,000		Nissan Auto Receivables 2017-B A4, 1.950%, 10/16/2023	439,039	0.0
1,000,000		World Omni Automobile Lease Securitization Trust 2017-A A4, 2.320%, 08/15/2022	991,613	0.1
			9,722,163	0.3

		Credit Card Asset-Backed Securities: 0.2%
1,500,000		American Express Credit Account Master Trust 2017-1 B, 2.100%, 09/15/2022	1,480,649	0.1
1,000,000		American Express Credit Account Master Trust 2017-7 A, 2.350%, 05/15/2025	971,868	0.0
1,000,000		Capital One Multi-Asset Execution Trust 2015-A2 A2, 2.080%, 03/15/2023	985,430	0.1
1,000,000		Capital One Multi-Asset Execution Trust 2017-A3 A3, 2.430%, 01/15/2025	978,282	0.0
500,000		Citibank Credit Card Issuance Trust 2014-A1 A1, 2.880%, 01/23/2023	498,822	0.0
1,000,000		Discover Card Execution Note Trust 2017-A2 A2, 2.390%, 07/15/2024	977,328	0.0
500,000		Synchrony Credit Card Master Note Trust 2017-2 A, 2.620%, 10/15/2025	487,139	0.0
			6,379,518	0.2

		Other Asset-Backed Securities: 0.1%
350,166		AEP Texas Central Transition Funding III LLC 2012-1 A2, 1.976%, 06/01/2021	346,803	0.0
1,650,000	(1)	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/2021	1,623,485	0.1
			1,970,288	0.1

	Total Asset-Backed Securities
	(Cost $18,370,216)		18,071,969	0.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 28.0%
		Federal Home Loan Mortgage Corporation: 9.3%(4)
10,040,000	(5)	3.000%, 07/01/2033	9,967,694	0.3
7,385,974		3.000%, 04/01/2045	7,179,664	0.2
7,461,739		3.000%, 04/01/2045	7,255,339	0.2
30,831,805		3.000%, 05/01/2045	29,953,850	0.9
7,389,000	(5)	3.000%, 07/01/2045	7,148,646	0.2
10,845,950		3.000%, 11/01/2046	10,552,218	0.3
370,000	(5)	3.500%, 07/01/2033	374,098	0.0
2,169,928		3.500%, 01/01/2042	2,175,090	0.1
403,688		3.500%, 01/01/2042	404,901	0.0
7,408,231		3.500%, 08/01/2042	7,409,876	0.2
28,405,220		3.500%, 04/01/2043	28,411,505	0.9
30,138,041		3.500%, 02/01/2044	30,144,710	0.9
39,916,000	(5)	3.500%, 07/01/2045	39,696,591	1.2
7,385,709		3.500%, 12/01/2047	7,355,711	0.2
4,515,000		3.750%, 03/27/2019	4,564,051	0.2
2,057,728		3.820%, 02/01/2042	2,153,483	0.1
1,268,296		4.000%, 01/01/2025	1,304,702	0.1
146,927		4.000%, 08/01/2040	151,060	0.0
1,804,851		4.000%, 04/01/2041	1,855,674	0.1
1,511,318		4.000%, 05/01/2041	1,553,950	0.1
65,639		4.000%, 08/01/2041	67,491	0.0
244,165		4.000%, 12/01/2041	251,053	0.0
1,414,781		4.000%, 01/01/2042	1,454,681	0.1
3,390,436		4.000%, 03/01/2042	3,486,049	0.1
102,610		4.000%, 12/01/2042	105,657	0.0
1,071,947		4.000%, 02/01/2044	1,107,445	0.1
2,517,000	(5)	4.000%, 07/01/2044	2,564,786	0.1
953,947		4.000%, 07/01/2045	976,392	0.0
995,618		4.000%, 09/01/2045	1,018,969	0.0
717,934		4.000%, 09/01/2045	734,820	0.0
757,102		4.000%, 09/01/2045	774,895	0.0
2,532,597		4.000%, 05/01/2046	2,584,371	0.1
1,108,906		4.000%, 03/01/2048	1,131,698	0.1
49,928,000	(5)	4.000%, 07/01/2048	50,901,208	1.5
7,094		4.500%, 04/01/2023	7,332	0.0
90,280		4.500%, 03/01/2039	94,521	0.0
279,410		4.500%, 08/01/2039	293,969	0.0
669,094		4.500%, 09/01/2039	703,930	0.0
325,256		4.500%, 09/01/2039	342,021	0.0

See Accompanying Notes to Financial Statements

115

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation: (continued)
430,805	4.500%, 09/01/2039	453,240	0.0
659,275	4.500%, 10/01/2039	693,111	0.0
918,277	4.500%, 12/01/2039	966,241	0.0
290,914	4.500%, 03/01/2040	306,068	0.0
563,271	4.500%, 04/01/2040	592,650	0.0
123,127	4.500%, 06/01/2040	129,557	0.0
641,448	4.500%, 07/01/2040	674,944	0.0
736,118	4.500%, 07/01/2040	772,769	0.0
624,803	4.500%, 08/01/2040	657,459	0.0
211,127	4.500%, 08/01/2040	222,158	0.0
196,661	4.500%, 03/01/2041	206,896	0.0
783,511	4.500%, 03/01/2041	823,237	0.0
291,114	4.500%, 04/01/2041	306,324	0.0
823,749	4.500%, 06/01/2041	866,521	0.0
733,437	4.500%, 07/01/2041	771,771	0.0
4,433,389	4.500%, 08/01/2041	4,657,237	0.2
144,372	4.500%, 08/01/2041	150,886	0.0
5,500,000	4.500%, 07/01/2048	5,729,713	0.2
22,622	5.000%, 03/01/2034	24,074	0.0
144,361	5.000%, 12/01/2034	154,160	0.0
471,350	5.000%, 08/01/2035	503,532	0.0
146,056	5.000%, 08/01/2035	155,561	0.0
231,629	5.000%, 10/01/2035	246,700	0.0
153,893	5.000%, 10/01/2035	163,932	0.0
147,984	5.000%, 10/01/2035	158,130	0.0
346,666	5.000%, 12/01/2035	370,417	0.0
40,712	5.000%, 04/01/2036	43,243	0.0
156,998	5.000%, 11/01/2036	167,742	0.0
113,314	5.000%, 02/01/2037	121,047	0.0
90,199	5.000%, 05/01/2037	96,357	0.0
1,293,435	5.000%, 10/01/2037	1,382,052	0.1
707,808	5.000%, 03/01/2038	756,167	0.0
767,332	5.000%, 03/01/2038	819,710	0.0
234,169	5.000%, 03/01/2038	250,196	0.0
215,369	5.000%, 04/01/2038	229,927	0.0
23,987	5.000%, 10/01/2038	25,617	0.0
93,556	5.000%, 06/01/2040	100,012	0.0
220,600	5.000%, 08/01/2040	235,821	0.0
563,998	5.000%, 04/01/2041	602,940	0.0
78,451	5.490%, 02/01/2037	83,756	0.0
246,933	5.500%, 12/01/2024	255,023	0.0
113,292	5.500%, 09/01/2034	122,878	0.0
121,181	5.500%, 01/01/2035	131,254	0.0
1,258,225	5.500%, 09/01/2035	1,364,074	0.1
58,371	5.500%, 09/01/2035	63,115	0.0
1,076,590	5.500%, 10/01/2035	1,166,317	0.1
420,990	5.500%, 03/01/2036	456,093	0.0
82,222	5.500%, 03/01/2036	89,020	0.0
57,386	5.500%, 05/01/2036	61,701	0.0
334,323	5.500%, 06/01/2036	362,509	0.0
22,050	5.500%, 07/01/2036	23,825	0.0
5,459	5.500%, 07/01/2036	5,916	0.0
147,966	5.500%, 07/01/2036	160,304	0.0
33,257	5.500%, 10/01/2036	36,001	0.0
145,706	5.500%, 11/01/2036	157,818	0.0
85,964	5.500%, 12/01/2036	93,002	0.0
112,520	5.500%, 12/01/2036	121,867	0.0
12,186	5.500%, 12/01/2036	13,021	0.0
100,359	5.500%, 02/01/2037	108,696	0.0
15,395	5.500%, 02/01/2037	16,673	0.0
34,083	5.500%, 05/01/2037	36,837	0.0
5,128	5.500%, 06/01/2037	5,541	0.0
69,512	5.500%, 12/01/2037	75,069	0.0
30,646	5.500%, 03/01/2038	33,139	0.0
7,580	5.500%, 06/01/2038	8,149	0.0
16,692	5.500%, 06/01/2038	18,041	0.0
11,210	5.500%, 08/01/2038	12,033	0.0
2,671	5.500%, 10/01/2038	2,883	0.0
1,043,097	5.500%, 11/01/2038	1,134,052	0.1
19,887	5.500%, 12/01/2038	21,406	0.0
17,153	5.500%, 12/01/2038	18,620	0.0
23,512	5.500%, 12/01/2038	25,429	0.0
169,173	5.500%, 01/01/2039	182,819	0.0
29,012	5.500%, 01/01/2039	31,373	0.0
111,977	5.500%, 01/01/2040	119,830	0.0
116,178	5.500%, 01/01/2040	125,599	0.0
100,757	5.500%, 03/01/2040	108,110	0.0
116,805	5.500%, 01/01/2041	124,887	0.0
67,243	5.750%, 05/01/2037	72,641	0.0
244,979	5.800%, 07/01/2037	264,588	0.0
78,338	5.800%, 08/01/2037	84,836	0.0
79,188	5.800%, 09/01/2037	85,775	0.0
41,115	5.800%, 09/01/2037	44,537	0.0
7,431	6.000%, 04/01/2028	8,195	0.0
66,680	6.000%, 07/01/2028	72,884	0.0
511	6.000%, 04/01/2036	560	0.0
4,064	6.000%, 04/01/2036	4,481	0.0
14,134	6.000%, 04/01/2036	15,582	0.0
43,158	6.000%, 06/01/2036	47,605	0.0
14,827	6.000%, 07/01/2036	16,300	0.0
7,062	6.000%, 08/01/2036	7,719	0.0
102,193	6.000%, 08/01/2036	112,211	0.0
14,772	6.000%, 08/01/2036	16,302	0.0
96,958	6.000%, 01/01/2037	106,929	0.0
68,450	6.000%, 02/01/2037	75,449	0.0
4,246	6.000%, 04/01/2037	4,670	0.0
1,641	6.000%, 06/01/2037	1,799	0.0
20,943	6.000%, 06/01/2037	23,096	0.0
11,251	6.000%, 07/01/2037	12,409	0.0
446	6.000%, 07/01/2037	492	0.0
7,120	6.000%, 08/01/2037	7,783	0.0
43,975	6.000%, 08/01/2037	48,336	0.0
2,548	6.000%, 08/01/2037	2,798	0.0
165,024	6.000%, 08/01/2037	180,377	0.0
12,680	6.000%, 08/01/2037	13,990	0.0
7,986	6.000%, 08/01/2037	8,732	0.0
4,931	6.000%, 08/01/2037	5,427	0.0
3,944	6.000%, 09/01/2037	4,334	0.0
22,809	6.000%, 09/01/2037	25,150	0.0
9,379	6.000%, 09/01/2037	10,337	0.0
15,399	6.000%, 10/01/2037	16,990	0.0
9,805	6.000%, 10/01/2037	10,718	0.0
20,343	6.000%, 10/01/2037	22,235	0.0
20,711	6.000%, 10/01/2037	22,830	0.0
4,257	6.000%, 11/01/2037	4,692	0.0
40,243	6.000%, 11/01/2037	44,266	0.0
3,507	6.000%, 11/01/2037	3,834	0.0
90,317	6.000%, 12/01/2037	99,200	0.0
1,014	6.000%, 12/01/2037	1,109	0.0
30,522	6.000%, 01/01/2038	33,458	0.0
28,760	6.000%, 01/01/2038	31,691	0.0
3,363	6.000%, 01/01/2038	3,693	0.0
20,612	6.000%, 02/01/2038	22,535	0.0
2,602	6.000%, 02/01/2038	2,845	0.0
18,817	6.000%, 05/01/2038	20,571	0.0
2,149	6.000%, 06/01/2038	2,357	0.0
56,350	6.000%, 07/01/2038	61,877	0.0
85,280	6.000%, 07/01/2038	93,740	0.0
13,287	6.000%, 09/01/2038	14,620	0.0
1,542	6.000%, 09/01/2038	1,693	0.0
43,822	6.000%, 09/01/2038	47,899	0.0
296,543	6.000%, 09/01/2038	324,609	0.0
26,052	6.000%, 11/01/2038	28,594	0.0
182,591	6.000%, 01/01/2039	200,504	0.0
241,484	6.000%, 04/01/2039	265,208	0.0
50,421	6.000%, 08/01/2039	55,287	0.0
85,202	6.000%, 10/01/2039	93,293	0.0
30,277	6.000%, 11/01/2039	33,304	0.0
134,833	6.000%, 11/01/2039	147,724	0.0
3,175	6.000%, 12/01/2039	3,486	0.0

See Accompanying Notes to Financial Statements

116

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
102,425		6.000%, 05/01/2040	112,792	0.0
61,813		6.150%, 12/01/2037	68,191	0.0
44,457		6.150%, 12/01/2037	49,091	0.0
78,110		6.150%, 01/01/2038	85,893	0.0
165,418		6.150%, 02/01/2038	181,725	0.0
88,055		6.150%, 02/01/2038	96,792	0.0
840,000		6.250%, 07/15/2032	1,125,240	0.1
16,631		6.500%, 06/01/2036	18,535	0.0
3,395		6.500%, 08/01/2036	3,832	0.0
59,193		6.500%, 10/01/2036	65,968	0.0
3,096		6.500%, 10/01/2036	3,465	0.0
26,773		6.500%, 07/01/2037	29,837	0.0
8,703		6.500%, 09/01/2037	9,698	0.0
4,985		6.500%, 10/01/2037	5,555	0.0
10,883		6.500%, 11/01/2037	12,128	0.0
12,185		6.500%, 04/01/2038	13,898	0.0
29,528		6.500%, 04/01/2038	32,905	0.0
3,744		6.500%, 05/01/2038	4,172	0.0
883		6.500%, 05/01/2038	985	0.0
2,246		6.500%, 07/01/2038	2,502	0.0
1,370		6.500%, 08/01/2038	1,527	0.0
8,433		6.500%, 09/01/2038	9,396	0.0
280		6.500%, 10/01/2038	312	0.0
10,076		6.500%, 11/01/2038	11,229	0.0
13,160		6.500%, 12/01/2038	14,667	0.0
1,672		6.500%, 12/01/2038	1,863	0.0
59,478		6.500%, 12/01/2038	66,268	0.0
7,651		6.500%, 12/01/2038	8,525	0.0
667,208		6.500%, 12/01/2038	744,414	0.0
3,080		6.500%, 01/01/2039	3,452	0.0
2,540,000		6.750%, 03/15/2031	3,470,786	0.1
			310,135,729	9.3

		Federal National Mortgage Association: 10.4%(4)
2,420,000		1.500%, 06/22/2020	2,371,271	0.1
5,568,988		2.500%, 09/01/2027	5,458,249	0.2
8,630,028		2.500%, 06/01/2030	8,428,799	0.3
5,885,737		2.500%, 06/01/2030	5,748,507	0.2
19,076,000	(5)	2.500%, 07/01/2030	18,540,440	0.6
3,616,376		2.500%, 07/01/2030	3,532,041	0.1
2,535,830		3.000%, 06/01/2026	2,542,593	0.1
8,227,721		3.000%, 08/01/2030	8,209,268	0.3
3,933,181		3.000%, 09/01/2030	3,924,352	0.1
21,927,380		3.000%, 12/01/2042	21,436,973	0.7
12,007,052		3.000%, 07/01/2043	11,731,114	0.4
6,158,694		3.000%, 09/01/2043	6,017,160	0.2
6,157,907		3.000%, 07/01/2046	5,988,895	0.2
2,490,726		3.000%, 08/01/2046	2,421,927	0.1
29,299,000	(5)	3.000%, 07/01/2048	28,376,539	0.9
268,853		3.500%, 08/01/2026	272,286	0.0
472,358		3.500%, 08/01/2026	478,390	0.0
16,995		3.500%, 09/01/2026	17,212	0.0
266,333		3.500%, 10/01/2026	269,735	0.0
660,300		3.500%, 10/01/2026	668,732	0.0
1,110,499		3.500%, 11/01/2026	1,128,593	0.0
1,022,718		3.500%, 12/01/2026	1,035,779	0.0
1,122,118		3.500%, 12/01/2026	1,136,448	0.0
1,470,847		3.500%, 01/01/2027	1,494,821	0.1
1,663,078		3.500%, 03/01/2041	1,669,011	0.1
1,781,721		3.500%, 12/01/2041	1,788,064	0.1
3,179,529		3.500%, 01/01/2042	3,190,878	0.1
6,889,981		3.500%, 10/01/2042	6,907,100	0.2
16,111,707		3.500%, 11/01/2042	16,137,185	0.5
6,594,531		3.500%, 01/01/2046	6,593,961	0.2
9,809,706		3.500%, 02/01/2046	9,808,858	0.3
4,979,816		3.500%, 02/01/2046	4,978,820	0.2
9,820,000	(5)	3.500%, 07/01/2048	9,771,597	0.3
1,413,759		3.720%, 10/01/2029	1,440,295	0.1
6,252		4.000%, 11/01/2020	6,419	0.0
19,992		4.000%, 07/01/2022	20,526	0.0
7,902		4.000%, 04/01/2023	8,113	0.0
2,604		4.000%, 05/01/2023	2,674	0.0
8,703		4.000%, 07/01/2023	8,935	0.0
42,906		4.000%, 03/01/2024	44,071	0.0
30,717		4.000%, 03/01/2024	31,546	0.0
15,037		4.000%, 04/01/2024	15,439	0.0
603		4.000%, 04/01/2024	619	0.0
178,107		4.000%, 07/01/2024	182,882	0.0
51,384		4.000%, 07/01/2024	52,757	0.0
2,706		4.000%, 08/01/2024	2,778	0.0
60,214		4.000%, 01/01/2025	61,823	0.0
50,757		4.000%, 02/01/2025	52,115	0.0
260,836		4.000%, 02/01/2025	267,910	0.0
141,671		4.000%, 06/01/2025	145,456	0.0
5,157		4.000%, 07/01/2025	5,295	0.0
23,150		4.000%, 09/01/2025	23,768	0.0
30,473		4.000%, 09/01/2025	31,290	0.0
271,551		4.000%, 12/01/2025	278,941	0.0
315,061		4.000%, 02/01/2026	323,570	0.0
72,187		4.000%, 03/01/2026	74,171	0.0
216,665		4.000%, 04/01/2026	222,648	0.0
99,826		4.000%, 04/01/2026	102,578	0.0
734,195		4.000%, 04/01/2026	754,441	0.0
362,831		4.000%, 05/01/2026	372,922	0.0
219,498		4.000%, 09/01/2026	225,608	0.0
885,881		4.000%, 10/01/2040	909,972	0.0
232,736		4.000%, 10/01/2040	239,117	0.0
18,028,194		4.000%, 11/01/2040	18,522,905	0.6
1,534,435		4.000%, 12/01/2040	1,576,507	0.1
1,894,926		4.000%, 12/01/2040	1,946,956	0.1
3,227,545		4.000%, 02/01/2041	3,316,182	0.1
507,210		4.000%, 03/01/2041	521,136	0.0
498,113		4.000%, 04/01/2041	511,765	0.0
273,999		4.000%, 08/01/2041	279,586	0.0
375,185		4.000%, 09/01/2041	385,447	0.0
3,986,060		4.000%, 11/01/2041	4,095,554	0.1
580,808		4.000%, 12/01/2041	596,762	0.0
1,304,898		4.000%, 01/01/2042	1,340,673	0.1
789,384		4.000%, 07/01/2042	811,060	0.0
2,808,915		4.000%, 12/01/2042	2,887,541	0.1
2,674,366		4.000%, 07/01/2043	2,758,892	0.1
2,240,525		4.000%, 02/01/2044	2,306,823	0.1
1,232,008		4.000%, 02/01/2044	1,268,459	0.1
770,747		4.000%, 03/01/2044	794,583	0.0
2,222,288		4.000%, 05/01/2045	2,270,930	0.1
12,046,853		4.000%, 06/01/2045	12,344,984	0.4
4,254,958		4.000%, 07/01/2045	4,389,445	0.1
2,938,210		4.000%, 07/01/2045	3,011,926	0.1
2,993,200		4.000%, 07/01/2045	3,079,725	0.1
1,960,088		4.000%, 07/01/2045	2,012,527	0.1
1,087,416		4.000%, 03/01/2048	1,110,558	0.0
2,749,740		4.000%, 03/01/2048	2,808,257	0.1
1,638		4.500%, 05/01/2019	1,651	0.0
1,151		4.500%, 05/01/2019	1,160	0.0
7,854		4.500%, 01/01/2020	7,918	0.0
4,539		4.500%, 08/01/2020	4,573	0.0
1,497		4.500%, 06/01/2022	1,508	0.0
98		4.500%, 07/01/2022	99	0.0
25,955		4.500%, 11/01/2022	26,336	0.0
19,363		4.500%, 02/01/2023	19,508	0.0
5,437		4.500%, 02/01/2023	5,610	0.0
2,266		4.500%, 03/01/2023	2,321	0.0
123,412		4.500%, 03/01/2023	125,910	0.0
474		4.500%, 03/01/2023	483	0.0
1,031		4.500%, 04/01/2023	1,049	0.0
97,353		4.500%, 04/01/2023	100,575	0.0
21,551		4.500%, 04/01/2023	22,265	0.0
17,429		4.500%, 04/01/2023	17,996	0.0
61,734		4.500%, 04/01/2023	63,777	0.0

See Accompanying Notes to Financial Statements

117

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
2,487	4.500%, 05/01/2023	2,570	0.0
1,345	4.500%, 05/01/2023	1,379	0.0
874	4.500%, 05/01/2023	903	0.0
96,112	4.500%, 05/01/2023	99,317	0.0
3,612	4.500%, 07/01/2023	3,639	0.0
8,109	4.500%, 01/01/2024	8,170	0.0
370,862	4.500%, 07/01/2024	383,360	0.0
466,416	4.500%, 08/01/2024	482,055	0.0
25,586	4.500%, 09/01/2024	25,909	0.0
64,939	4.500%, 09/01/2024	66,635	0.0
14,997	4.500%, 09/01/2024	15,500	0.0
200,814	4.500%, 09/01/2024	207,573	0.0
43,959	4.500%, 10/01/2024	44,290	0.0
103,307	4.500%, 10/01/2024	105,290	0.0
57,215	4.500%, 10/01/2024	57,717	0.0
17,906	4.500%, 11/01/2024	18,415	0.0
23,773	4.500%, 11/01/2024	23,952	0.0
74,303	4.500%, 11/01/2024	76,795	0.0
6,216	4.500%, 11/01/2024	6,262	0.0
2,788	4.500%, 11/01/2024	2,809	0.0
123,497	4.500%, 11/01/2024	127,630	0.0
118,555	4.500%, 12/01/2024	120,048	0.0
101,614	4.500%, 12/01/2024	105,032	0.0
108,101	4.500%, 01/01/2025	110,172	0.0
155,011	4.500%, 01/01/2025	160,222	0.0
2,423	4.500%, 01/01/2025	2,483	0.0
392,351	4.500%, 05/01/2025	405,559	0.0
20,866	4.500%, 08/01/2025	21,035	0.0
364,266	4.500%, 01/01/2026	376,062	0.0
168,019	4.500%, 04/01/2026	169,282	0.0
5,568	4.500%, 06/01/2034	5,830	0.0
22,941	4.500%, 05/01/2035	24,037	0.0
2,365	4.500%, 03/01/2038	2,489	0.0
1,268	4.500%, 05/01/2038	1,322	0.0
10,854	4.500%, 05/01/2038	11,315	0.0
17,551	4.500%, 06/01/2038	18,375	0.0
11,332	4.500%, 07/01/2038	11,813	0.0
9,301	4.500%, 07/01/2038	9,695	0.0
28,270	4.500%, 09/01/2038	29,469	0.0
699,573	4.500%, 03/01/2039	735,701	0.0
35,885	4.500%, 04/01/2039	37,748	0.0
24,585	4.500%, 04/01/2039	25,866	0.0
791,432	4.500%, 07/01/2039	832,651	0.0
1,950,541	4.500%, 09/01/2039	2,051,867	0.1
1,351,523	4.500%, 10/01/2039	1,421,806	0.1
527,696	4.500%, 12/01/2039	555,393	0.0
389,807	4.500%, 12/01/2039	410,075	0.0
436,824	4.500%, 12/01/2039	459,737	0.0
271,396	4.500%, 03/01/2040	285,637	0.0
398,617	4.500%, 10/01/2040	419,526	0.0
366,385	4.500%, 10/01/2040	385,636	0.0
303,646	4.500%, 10/01/2040	317,547	0.0
748,402	4.500%, 03/01/2041	787,735	0.0
361,672	4.500%, 04/01/2041	377,015	0.0
310,829	4.500%, 06/01/2041	327,163	0.0
317,214	4.500%, 06/01/2041	333,877	0.0
3,356,981	4.500%, 06/01/2041	3,533,415	0.1
207,034	4.500%, 06/01/2041	215,817	0.0
242,018	4.500%, 07/01/2041	254,339	0.0
144,902	4.500%, 07/01/2041	152,295	0.0
5,558,693	4.500%, 07/01/2041	5,837,115	0.2
1,862,841	4.500%, 08/01/2041	1,959,785	0.1
2,069,616	4.500%, 08/01/2041	2,178,389	0.1
340,848	4.500%, 08/01/2041	357,185	0.0
331	5.000%, 02/01/2020	337	0.0
651	5.000%, 06/01/2021	663	0.0
3,958	5.000%, 11/01/2021	4,028	0.0
13,585	5.000%, 01/01/2022	13,823	0.0
664	5.000%, 02/01/2022	679	0.0
1,555	5.000%, 04/01/2022	1,582	0.0
29,026	5.000%, 06/01/2022	29,569	0.0
798	5.000%, 06/01/2022	812	0.0
334	5.000%, 06/01/2022	340	0.0
15,282	5.000%, 06/01/2022	15,576	0.0
15,312	5.000%, 07/01/2022	15,580	0.0
480	5.000%, 07/01/2022	488	0.0
7,759	5.000%, 09/01/2022	7,895	0.0
12,888	5.000%, 12/01/2022	13,114	0.0
15,596	5.000%, 01/01/2023	16,100	0.0
779	5.000%, 01/01/2023	794	0.0
197,454	5.000%, 02/01/2023	204,373	0.0
501	5.000%, 02/01/2023	520	0.0
52,831	5.000%, 02/01/2023	54,971	0.0
6,932	5.000%, 03/01/2023	7,163	0.0
15,699	5.000%, 03/01/2023	15,974	0.0
30,325	5.000%, 03/01/2023	30,998	0.0
916	5.000%, 03/01/2023	953	0.0
36,936	5.000%, 03/01/2023	37,584	0.0
31,373	5.000%, 04/01/2023	32,095	0.0
27,140	5.000%, 04/01/2023	27,913	0.0
7,229	5.000%, 04/01/2023	7,521	0.0
13,982	5.000%, 05/01/2023	14,549	0.0
2,119	5.000%, 05/01/2023	2,156	0.0
6,763	5.000%, 05/01/2023	6,882	0.0
2,406	5.000%, 06/01/2023	2,449	0.0
10,230	5.000%, 06/01/2023	10,418	0.0
30,326	5.000%, 06/01/2023	31,005	0.0
12,297	5.000%, 06/01/2023	12,794	0.0
29,172	5.000%, 06/01/2023	29,684	0.0
202,588	5.000%, 07/01/2023	210,768	0.0
69,157	5.000%, 08/01/2023	71,068	0.0
323	5.000%, 09/01/2023	333	0.0
14,061	5.000%, 02/01/2024	14,619	0.0
77,215	5.000%, 03/01/2024	80,360	0.0
31,330	5.000%, 04/01/2024	31,879	0.0
14,164	5.000%, 04/01/2024	14,576	0.0
55,525	5.000%, 05/01/2024	56,615	0.0
132,454	5.000%, 06/01/2024	136,324	0.0
247,739	5.000%, 08/01/2024	253,427	0.0
116,020	5.000%, 07/01/2033	124,285	0.0
112,018	5.000%, 02/01/2034	118,813	0.0
23,267	5.000%, 11/01/2034	24,909	0.0
2,398,862	5.000%, 02/01/2035	2,570,081	0.1
425,061	5.000%, 06/01/2035	455,366	0.0
29,541	5.000%, 08/01/2035	31,525	0.0
122,471	5.000%, 09/01/2035	131,120	0.0
288,879	5.000%, 09/01/2035	309,312	0.0
404,870	5.000%, 09/01/2035	432,962	0.0
33,970	5.000%, 10/01/2035	36,365	0.0
483,312	5.000%, 03/01/2036	517,877	0.0
612,727	5.000%, 03/01/2036	656,603	0.0
424,990	5.000%, 05/01/2036	454,814	0.0
5,079	5.000%, 05/01/2036	5,442	0.0
80,721	5.000%, 06/01/2036	86,496	0.0
63,812	5.000%, 12/01/2036	68,351	0.0
831,230	5.000%, 12/01/2036	890,474	0.0
203,545	5.000%, 07/01/2037	218,110	0.0
168,962	5.000%, 01/01/2038	180,859	0.0
652,323	5.000%, 02/01/2038	699,007	0.0
298,279	5.000%, 02/01/2038	319,642	0.0
610,371	5.000%, 08/01/2038	653,999	0.0
304,167	5.000%, 07/01/2040	326,429	0.0
125,161	5.000%, 07/01/2040	134,322	0.0
199	5.500%, 09/01/2018	199	0.0
325	5.500%, 07/01/2020	326	0.0
622	5.500%, 04/01/2021	636	0.0
7,016	5.500%, 10/01/2021	7,135	0.0
141,322	5.500%, 11/01/2021	144,751	0.0
2,330	5.500%, 11/01/2021	2,355	0.0
39,965	5.500%, 11/01/2021	40,831	0.0

See Accompanying Notes to Financial Statements

118

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
158,799	5.500%, 12/01/2021	163,630	0.0
177,938	5.500%, 12/01/2021	182,246	0.0
29,186	5.500%, 12/01/2021	29,734	0.0
3,556	5.500%, 01/01/2022	3,652	0.0
5,165	5.500%, 01/01/2022	5,280	0.0
7,265	5.500%, 01/01/2022	7,295	0.0
28,224	5.500%, 02/01/2022	29,186	0.0
1,576	5.500%, 04/01/2022	1,616	0.0
17,744	5.500%, 06/01/2022	18,258	0.0
18,656	5.500%, 06/01/2022	19,055	0.0
33,571	5.500%, 07/01/2022	34,707	0.0
2,262	5.500%, 07/01/2022	2,342	0.0
2,572	5.500%, 08/01/2022	2,628	0.0
8,582	5.500%, 09/01/2022	8,829	0.0
45,957	5.500%, 09/01/2022	47,257	0.0
66,183	5.500%, 11/01/2022	67,529	0.0
7,948	5.500%, 01/01/2023	8,254	0.0
5,872	5.500%, 02/01/2023	6,070	0.0
9,926	5.500%, 03/01/2023	10,242	0.0
3,323	5.500%, 04/01/2023	3,448	0.0
11,938	5.500%, 06/01/2023	12,269	0.0
2,415	5.500%, 08/01/2023	2,508	0.0
13,765	5.500%, 08/01/2023	14,343	0.0
4,995	5.500%, 08/01/2023	5,137	0.0
36,322	5.500%, 08/01/2023	37,862	0.0
34,455	5.500%, 09/01/2023	35,662	0.0
8,090	5.500%, 10/01/2023	8,149	0.0
36,965	5.500%, 11/01/2023	37,968	0.0
2,297	5.500%, 11/01/2023	2,387	0.0
4,091	5.500%, 11/01/2023	4,212	0.0
112,884	5.500%, 02/01/2024	117,537	0.0
1,661	5.500%, 03/01/2024	1,675	0.0
29,425	5.500%, 07/01/2024	30,031	0.0
9,153	5.500%, 07/01/2024	9,551	0.0
13,928	5.500%, 05/01/2025	14,150	0.0
45,247	5.500%, 08/01/2025	46,994	0.0
3,105	5.500%, 07/01/2027	3,329	0.0
763	5.500%, 08/01/2027	818	0.0
146,311	5.500%, 03/01/2034	158,689	0.0
119,979	5.500%, 04/01/2034	130,013	0.0
54,420	5.500%, 11/01/2034	59,205	0.0
51,874	5.500%, 12/01/2034	56,442	0.0
668,083	5.500%, 02/01/2035	725,903	0.0
92,391	5.500%, 05/01/2035	100,303	0.0
93,899	5.500%, 09/01/2035	101,788	0.0
641,840	5.500%, 09/01/2035	690,166	0.0
130,280	5.500%, 04/01/2036	141,411	0.0
80,346	5.500%, 04/01/2036	87,038	0.0
26,944	5.500%, 05/01/2036	29,197	0.0
95,109	5.500%, 06/01/2036	103,010	0.0
319,979	5.500%, 07/01/2036	348,261	0.0
178,465	5.500%, 11/01/2036	193,472	0.0
53,119	5.500%, 12/01/2036	57,665	0.0
268,199	5.500%, 12/01/2036	290,753	0.0
595,797	5.500%, 12/01/2036	645,942	0.0
88,389	5.500%, 01/01/2037	95,872	0.0
830,396	5.500%, 03/01/2037	899,270	0.0
75,084	5.500%, 03/01/2037	81,371	0.0
380,810	5.500%, 03/01/2037	412,695	0.0
335,998	5.500%, 08/01/2037	364,431	0.0
1,104	5.500%, 01/01/2038	1,190	0.0
910	5.500%, 01/01/2038	983	0.0
3,485	5.500%, 01/01/2038	3,748	0.0
13,670	5.500%, 03/01/2038	14,860	0.0
22,808	5.500%, 05/01/2038	24,497	0.0
51,656	5.500%, 06/01/2038	55,986	0.0
1,527,343	5.500%, 09/01/2038	1,654,490	0.1
367,260	5.500%, 12/01/2038	396,183	0.0
91,413	5.500%, 06/01/2039	98,907	0.0
42,606	5.500%, 04/01/2040	45,701	0.0
122,170	5.500%, 05/01/2040	131,043	0.0
248,838	5.500%, 06/01/2040	266,913	0.0
16,691	5.500%, 07/01/2040	17,903	0.0
157,365	5.700%, 07/01/2036	166,210	0.0
17,641	5.700%, 07/01/2036	17,663	0.0
2,176	6.000%, 10/01/2018	2,177	0.0
8,839	6.000%, 01/01/2034	9,673	0.0
4,635	6.000%, 07/01/2034	5,068	0.0
70,648	6.000%, 12/01/2034	77,941	0.0
33,506	6.000%, 05/01/2035	36,639	0.0
34,240	6.000%, 01/01/2036	37,449	0.0
33,118	6.000%, 01/01/2036	36,215	0.0
25,261	6.000%, 02/01/2036	27,762	0.0
22,285	6.000%, 03/01/2036	24,544	0.0
44,541	6.000%, 03/01/2036	49,092	0.0
34,718	6.000%, 04/01/2036	38,258	0.0
11,903	6.000%, 04/01/2036	13,064	0.0
65,831	6.000%, 05/01/2036	72,420	0.0
523	6.000%, 06/01/2036	575	0.0
1,858	6.000%, 08/01/2036	2,032	0.0
18,148	6.000%, 08/01/2036	19,992	0.0
46,464	6.000%, 09/01/2036	50,810	0.0
49,598	6.000%, 09/01/2036	54,633	0.0
60,810	6.000%, 09/01/2036	66,946	0.0
24,755	6.000%, 09/01/2036	27,152	0.0
23,104	6.000%, 10/01/2036	25,265	0.0
21,413	6.000%, 10/01/2036	23,567	0.0
489,130	6.000%, 12/01/2036	537,288	0.0
198,009	6.000%, 12/01/2036	216,529	0.0
74,468	6.000%, 01/01/2037	81,433	0.0
11,488	6.000%, 02/01/2037	12,648	0.0
5,703	6.000%, 04/01/2037	6,237	0.0
111,990	6.000%, 07/01/2037	123,311	0.0
3,819	6.000%, 08/01/2037	4,200	0.0
35,758	6.000%, 08/01/2037	39,361	0.0
1,583	6.000%, 08/01/2037	1,733	0.0
2,093	6.000%, 09/01/2037	2,298	0.0
62,071	6.000%, 09/01/2037	67,876	0.0
7,477	6.000%, 09/01/2037	8,229	0.0
15,195	6.000%, 09/01/2037	16,710	0.0
37,672	6.000%, 09/01/2037	41,416	0.0
521	6.000%, 09/01/2037	573	0.0
1,734	6.000%, 10/01/2037	1,905	0.0
2,568	6.000%, 10/01/2037	2,826	0.0
6,075	6.000%, 10/01/2037	6,700	0.0
418	6.000%, 10/01/2037	457	0.0
26,774	6.000%, 11/01/2037	29,430	0.0
4,143	6.000%, 11/01/2037	4,559	0.0
22,987	6.000%, 11/01/2037	25,137	0.0
18,754	6.000%, 11/01/2037	20,623	0.0
6,380	6.000%, 11/01/2037	6,977	0.0
61,777	6.000%, 11/01/2037	67,875	0.0
7,459	6.000%, 11/01/2037	8,157	0.0
16,525	6.000%, 12/01/2037	18,200	0.0
9,494	6.000%, 12/01/2037	10,428	0.0
34,128	6.000%, 12/01/2037	37,463	0.0
51,463	6.000%, 12/01/2037	56,501	0.0
4,966	6.000%, 01/01/2038	5,430	0.0
12,606	6.000%, 01/01/2038	13,785	0.0
791	6.000%, 02/01/2038	865	0.0
86,607	6.000%, 02/01/2038	94,862	0.0
129,661	6.000%, 03/01/2038	141,788	0.0
6,417	6.000%, 03/01/2038	7,017	0.0
22,905	6.000%, 04/01/2038	25,233	0.0
404,116	6.000%, 04/01/2038	445,320	0.0
30,379	6.000%, 05/01/2038	33,270	0.0
34,226	6.000%, 05/01/2038	37,556	0.0
1,960	6.000%, 06/01/2038	2,143	0.0
27,051	6.000%, 07/01/2038	29,581	0.0
15,456	6.000%, 07/01/2038	16,902	0.0

See Accompanying Notes to Financial Statements

119

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
919		6.000%, 08/01/2038	1,005	0.0
4,171		6.000%, 08/01/2038	4,595	0.0
37,067		6.000%, 09/01/2038	40,534	0.0
28,536		6.000%, 09/01/2038	31,215	0.0
7,112		6.000%, 09/01/2038	7,777	0.0
82,087		6.000%, 10/01/2038	90,303	0.0
22,507		6.000%, 10/01/2038	24,612	0.0
124,427		6.000%, 10/01/2038	137,067	0.0
22,795		6.000%, 05/01/2039	24,927	0.0
815,789		6.000%, 10/01/2039	896,229	0.0
29,264		6.000%, 11/01/2039	32,001	0.0
9,296		6.500%, 04/01/2028	10,249	0.0
1,171		6.500%, 04/01/2030	1,291	0.0
62,809		6.500%, 02/01/2034	69,253	0.0
9,241		6.500%, 11/01/2034	10,447	0.0
11,937		6.500%, 01/01/2036	13,165	0.0
35,917		6.500%, 03/01/2036	40,286	0.0
81,562		6.500%, 04/01/2036	89,978	0.0
618		6.500%, 05/01/2036	682	0.0
4,403		6.500%, 06/01/2036	4,855	0.0
1,874		6.500%, 07/01/2036	2,098	0.0
87,943		6.500%, 07/01/2036	97,022	0.0
3,811		6.500%, 07/01/2036	4,256	0.0
29,280		6.500%, 07/01/2036	32,740	0.0
58,861		6.500%, 07/01/2036	64,934	0.0
9,817		6.500%, 07/01/2036	10,826	0.0
4,072		6.500%, 08/01/2036	4,491	0.0
2,382		6.500%, 08/01/2036	2,627	0.0
147,825		6.500%, 09/01/2036	165,749	0.0
9,588		6.500%, 09/01/2036	10,576	0.0
18,290		6.500%, 09/01/2036	20,172	0.0
1,657		6.500%, 09/01/2036	1,828	0.0
890		6.500%, 11/01/2036	982	0.0
4,811		6.500%, 11/01/2036	5,351	0.0
13,870		6.500%, 12/01/2036	15,291	0.0
3,770		6.500%, 12/01/2036	4,345	0.0
51,634		6.500%, 01/01/2037	56,959	0.0
461		6.500%, 01/01/2037	515	0.0
6,857		6.500%, 01/01/2037	7,561	0.0
27,505		6.500%, 01/01/2037	30,344	0.0
17,414		6.500%, 02/01/2037	19,211	0.0
8,516		6.500%, 03/01/2037	9,433	0.0
50,123		6.500%, 03/01/2037	55,296	0.0
12,768		6.500%, 03/01/2037	14,084	0.0
134,466		6.500%, 03/01/2037	148,340	0.0
3,170		6.500%, 04/01/2037	3,496	0.0
1,186		6.500%, 07/01/2037	1,309	0.0
4,168		6.500%, 08/01/2037	4,599	0.0
2,741		6.500%, 08/01/2037	3,023	0.0
9,385		6.500%, 08/01/2037	10,704	0.0
114,686		6.500%, 09/01/2037	126,507	0.0
1,552		6.500%, 09/01/2037	1,711	0.0
512		6.500%, 09/01/2037	564	0.0
8,752		6.500%, 09/01/2037	9,706	0.0
92,843		6.500%, 09/01/2037	102,411	0.0
3,269		6.500%, 09/01/2037	3,605	0.0
19,828		6.500%, 09/01/2037	21,869	0.0
8,745		6.500%, 10/01/2037	9,835	0.0
3,220		6.500%, 10/01/2037	3,594	0.0
1,139		6.500%, 10/01/2037	1,256	0.0
34,484		6.500%, 10/01/2037	38,039	0.0
37,440		6.500%, 10/01/2037	41,294	0.0
139,621		6.500%, 11/01/2037	154,687	0.0
9,848		6.500%, 12/01/2037	10,860	0.0
64,179		6.500%, 12/01/2037	70,776	0.0
1,380		6.500%, 12/01/2037	1,522	0.0
2,972		6.500%, 12/01/2037	3,277	0.0
1,497		6.500%, 12/01/2037	1,650	0.0
6,734		6.500%, 12/01/2037	7,429	0.0
16,002		6.500%, 12/01/2037	17,764	0.0
1,579		6.500%, 12/01/2037	1,741	0.0
23,467		6.500%, 01/01/2038	25,883	0.0
1,463		6.500%, 01/01/2038	1,613	0.0
556		6.500%, 01/01/2038	613	0.0
95,530		6.500%, 02/01/2038	105,346	0.0
68,427		6.500%, 03/01/2038	76,908	0.0
65,110		6.500%, 04/01/2038	71,879	0.0
4,205		6.500%, 05/01/2038	4,638	0.0
1,601		6.500%, 06/01/2038	1,765	0.0
120,455		6.500%, 08/01/2038	134,911	0.0
359,623		6.500%, 08/01/2038	405,341	0.0
71,496		6.500%, 08/01/2038	78,867	0.0
36,106		6.500%, 09/01/2038	39,828	0.0
20,901		6.500%, 09/01/2038	23,056	0.0
51,550		6.500%, 10/01/2038	56,850	0.0
20,720		6.500%, 10/01/2038	23,387	0.0
289,311		6.500%, 10/01/2038	321,217	0.0
5,434		6.500%, 10/01/2038	5,994	0.0
43,219		6.500%, 11/01/2038	47,685	0.0
1,707		6.500%, 01/01/2039	1,898	0.0
72,783		6.500%, 01/01/2039	81,927	0.0
16,092		6.500%, 03/01/2039	17,747	0.0
5,533		6.500%, 09/01/2039	6,101	0.0
805,000		6.625%, 11/15/2030	1,084,465	0.0
3,430,000		7.125%, 01/15/2030	4,726,856	0.2
1,560,000		7.250%, 05/15/2030	2,181,077	0.1
			347,310,378	10.4

		Government National Mortgage Association: 7.2%
84,719,000	(5)	3.000%, 07/01/2044	82,864,114	2.5
4,721,761		3.500%, 07/20/2047	4,756,057	0.2
12,584,671		3.500%, 12/20/2047	12,644,961	0.4
14,247,992		3.500%, 01/20/2048	14,316,252	0.4
67,490,000	(5)	3.500%, 07/01/2048	67,732,540	2.0
8,018,310		4.000%, 10/20/2043	8,251,278	0.3
3,979,625		4.000%, 03/20/2046	4,092,213	0.1
6,502,315		4.000%, 03/20/2046	6,676,674	0.2
1,314,759		4.500%, 02/20/2041	1,382,461	0.1
403,817		4.500%, 03/20/2041	424,584	0.0
1,550,593		4.500%, 05/20/2041	1,630,714	0.1
1,752,582		4.500%, 06/20/2041	1,843,504	0.1
3,262,966		4.500%, 07/20/2041	3,433,087	0.1
1,331,176		4.500%, 09/20/2041	1,401,096	0.1
4,061,029		4.500%, 10/20/2041	4,274,210	0.1
14,235		5.000%, 10/15/2037	15,163	0.0
2,836		5.000%, 04/15/2038	3,003	0.0
81,520		5.000%, 03/15/2039	86,811	0.0
147,396		5.000%, 08/15/2039	157,020	0.0
1,329,855		5.000%, 09/15/2039	1,416,418	0.1
1,129,857		5.000%, 09/15/2039	1,202,959	0.0
1,040,782		5.000%, 02/15/2040	1,094,784	0.0
764,568		5.000%, 04/15/2040	803,294	0.0
1,549,892		5.000%, 06/15/2040	1,629,910	0.1
53,619		5.000%, 07/15/2040	56,217	0.0
597,781		5.000%, 04/15/2042	624,339	0.0
963,666		5.000%, 04/20/2042	1,030,712	0.0
8,602,626		5.000%, 06/20/2048	9,042,709	0.3
42,197		5.500%, 07/20/2038	45,366	0.0
549,084		5.500%, 09/20/2039	583,570	0.0
39,775		5.500%, 10/20/2039	42,762	0.0
22,450		5.500%, 11/20/2039	24,139	0.0
913,775		5.500%, 11/20/2039	971,235	0.0
13,409		5.500%, 12/20/2040	14,241	0.0
42,333		5.500%, 01/20/2041	45,858	0.0
294,726		5.500%, 03/20/2041	316,914	0.0
415,830		5.500%, 04/20/2041	452,012	0.0
698,738		5.500%, 05/20/2041	751,249	0.0
641,341		5.500%, 06/20/2041	697,701	0.0
22,503		6.000%, 10/15/2036	24,813	0.0

See Accompanying Notes to Financial Statements

120

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
69,413		6.000%, 08/15/2037	76,442	0.0
73,319		6.000%, 11/15/2037	80,195	0.0
17,470		6.000%, 12/15/2037	19,108	0.0
35,216		6.000%, 01/15/2038	38,518	0.0
29,547		6.000%, 01/15/2038	32,318	0.0
80,693		6.000%, 02/15/2038	88,260	0.0
627		6.000%, 02/15/2038	686	0.0
36,425		6.000%, 02/15/2038	39,841	0.0
1,669		6.000%, 04/15/2038	1,826	0.0
224,666		6.000%, 05/15/2038	245,734	0.0
235,734		6.000%, 05/15/2038	257,840	0.0
32,081		6.000%, 07/15/2038	35,090	0.0
75,437		6.000%, 09/15/2038	82,541	0.0
59,267		6.000%, 11/15/2038	64,830	0.0
1,135,655		6.000%, 08/20/2040	1,253,955	0.0
			239,174,128	7.2

		Other U.S. Agency Obligations: 1.1%
22,990,000		1.100%, 11/06/2018	22,917,398	0.7
1,500,000	(2)	1.875%, 08/15/2022	1,451,269	0.1
5,000,000		2.400%, 09/21/2026	4,729,120	0.1
10,000		6.150%, 01/15/2038	13,889	0.0
5,000,000		7.125%, 05/01/2030	6,883,225	0.2
			35,994,901	1.1

	Total U.S. Government Agency Obligations
	(Cost $942,497,159)		932,615,136	28.0

U.S. TREASURY OBLIGATIONS: 41.0%
		U.S. Treasury Bonds: 6.2%
10,659,000		2.250%, 08/15/2046	9,170,492	0.3
7,000,000		2.500%, 02/15/2046	6,359,336	0.2
9,072,000		2.500%, 05/15/2046	8,235,679	0.2
2,000		2.750%, 11/15/2042	1,921	0.0
9,022,000		3.000%, 11/15/2044	9,047,727	0.3
10,042,000		3.000%, 11/15/2045	10,069,851	0.3
50,201,000	(2)	3.000%, 02/15/2048	50,328,463	1.5
2,882,000		3.125%, 02/15/2043	2,955,119	0.1
5,686,000		3.125%, 08/15/2044	5,830,371	0.2
33,645,000		3.500%, 02/15/2039	36,617,194	1.1
13,888,000		3.625%, 08/15/2043	15,462,878	0.5
14,092,000		3.625%, 02/15/2044	15,707,075	0.5
13,251,000		3.750%, 11/15/2043	15,048,167	0.4
7,845,000		3.875%, 08/15/2040	9,018,992	0.3
6,505,000		4.375%, 05/15/2040	7,997,466	0.2
830,000		6.000%, 02/15/2026	1,010,752	0.0
4,025,000		8.125%, 08/15/2019	4,277,349	0.1
			207,138,832	6.2

		U.S. Treasury Notes: 34.8%
3,000,000		0.750%, 07/31/2018	2,997,467	0.1
4,498,000		0.750%, 08/31/2018	4,489,662	0.1
4,006,000		0.750%, 10/31/2018	3,989,726	0.1
10,000,000		0.750%, 02/15/2019	9,909,961	0.3
10,000,000		0.750%, 07/15/2019	9,835,352	0.3
4,033,000		0.750%, 08/15/2019	3,959,981	0.1
10,000,000	(2)	0.875%, 04/15/2019	9,890,625	0.3
9,004,000		0.875%, 09/15/2019	8,839,400	0.3
10,000,000		1.000%, 03/15/2019	9,913,672	0.3
27,497,000		1.000%, 08/31/2019	27,054,470	0.8
5,000,000		1.000%, 10/15/2019	4,909,570	0.1
4,770,000		1.000%, 11/15/2019	4,676,743	0.1
10,000,000		1.125%, 02/28/2021	9,622,070	0.3
8,000,000		1.125%, 08/31/2021	7,632,187	0.2
29,467,000		1.250%, 11/30/2018	29,365,707	0.9
10,029,000		1.250%, 12/15/2018	9,990,216	0.3
11,256,000		1.250%, 12/31/2018	11,204,996	0.3
1,000		1.250%, 10/31/2019	984	0.0
11,755,000		1.250%, 01/31/2020	11,531,150	0.3
3,534,000		1.250%, 02/29/2020	3,461,870	0.1
13,040,000		1.250%, 10/31/2021	12,459,058	0.4
16,756,000		1.375%, 09/30/2018	16,730,950	0.5
20,000,000		1.375%, 01/15/2020	19,665,234	0.6
933,000		1.375%, 01/31/2020	917,037	0.0
8,515,000		1.375%, 02/29/2020	8,358,836	0.3
9,022,000		1.375%, 03/31/2020	8,847,727	0.3
7,940,000		1.375%, 04/30/2020	7,778,564	0.2
7,000		1.375%, 08/31/2020	6,827	0.0
10,000,000		1.375%, 10/31/2020	9,728,320	0.3
37,540,000		1.375%, 04/30/2021	36,278,157	1.1
7,000,000		1.375%, 08/31/2023	6,537,073	0.2
5,000,000		1.375%, 09/30/2023	4,663,088	0.1
19,814,000		1.500%, 12/31/2018	19,749,372	0.6
11,925,000		1.500%, 01/31/2019	11,876,322	0.4
5,048,000		1.500%, 02/28/2019	5,023,647	0.2
6,540,000		1.500%, 03/31/2019	6,502,702	0.2
5,304,000		1.500%, 05/31/2019	5,263,909	0.2
7,002,000		1.500%, 11/30/2019	6,908,458	0.2
752,000		1.500%, 05/31/2020	737,592	0.0
4,833,000		1.500%, 01/31/2022	4,639,208	0.1
10,000,000		1.500%, 02/28/2023	9,465,625	0.3
10,000,000		1.500%, 03/31/2023	9,456,250	0.3
9,322,000		1.625%, 03/31/2019	9,277,575	0.3
2,317,000		1.625%, 04/30/2019	2,304,148	0.1
19,814,000		1.625%, 07/31/2019	19,652,624	0.6
12,097,000		1.625%, 08/31/2019	11,988,789	0.4
4,790,000		1.625%, 12/31/2019	4,730,780	0.1
2,976,000		1.625%, 08/15/2022	2,850,915	0.1
6,480,000		1.625%, 04/30/2023	6,155,873	0.2
10,184,000		1.625%, 05/31/2023	9,666,844	0.3
4,046,000		1.625%, 10/31/2023	3,819,203	0.1
24,847,000		1.625%, 02/15/2026	22,795,667	0.7
22,705,000		1.750%, 09/30/2019	22,516,974	0.7
7,810,000		1.750%, 04/30/2022	7,543,057	0.2
18,000,000		1.750%, 09/30/2022	17,311,641	0.5
69,000		1.750%, 01/31/2023	66,113	0.0
8,000,000		1.875%, 11/30/2021	7,795,781	0.2
10,000,000		1.875%, 05/31/2022	9,697,656	0.3
3,003,000		1.875%, 08/31/2022	2,904,816	0.1
24,900,000		2.000%, 11/30/2020	24,562,488	0.7
12,097,000		2.000%, 02/28/2021	11,909,402	0.4
8,063,000		2.000%, 12/31/2021	7,883,630	0.2
4,000,000		2.000%, 07/31/2022	3,891,406	0.1
17,133,000		2.000%, 11/15/2026	16,053,487	0.5
20,498,000		2.125%, 01/31/2021	20,254,987	0.6
3,700,000		2.125%, 09/30/2021	3,640,019	0.1
3,774,000		2.125%, 12/31/2021	3,705,744	0.1
10,105,000		2.125%, 06/30/2022	9,885,927	0.3
5,000,000		2.125%, 11/30/2023	4,839,746	0.1
20,000,000		2.125%, 05/15/2025	19,138,672	0.6
9,810,000		2.250%, 03/31/2021	9,716,307	0.3
8,794,000		2.250%, 04/30/2021	8,707,434	0.3
3,011,000		2.250%, 12/31/2023	2,931,432	0.1
26,457,000		2.250%, 11/15/2024	25,598,698	0.8
1,352,000		2.250%, 11/15/2025	1,300,323	0.0
19,590,000		2.375%, 12/31/2020	19,489,754	0.6
19,000		2.500%, 05/31/2020	18,992	0.0
19,404,000		2.500%, 06/30/2020	19,393,767	0.6
9,874,000		2.500%, 05/15/2024	9,719,140	0.3
1,184,000		2.625%, 06/15/2021	1,184,162	0.0
109,770,000		2.625%, 06/30/2023	109,214,719	3.3
26,255,000		2.750%, 02/15/2019	26,337,560	0.8
36,569,500		2.750%, 11/15/2023	36,555,929	1.1
42,052,000		2.750%, 02/15/2024	41,995,328	1.3
86,990,000		2.750%, 06/30/2025	86,629,807	2.6
8,375,000		2.875%, 05/31/2025	8,406,570	0.3
59,068,000		2.875%, 05/15/2028	59,168,370	1.8

See Accompanying Notes to Financial Statements

121

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes: (continued)
7,790,000		3.500%, 05/15/2020	7,927,999	0.2
			1,156,010,020	34.8

	Total U.S. Treasury Obligations
	(Cost $1,372,730,073)		1,363,148,852	41.0

COMMERCIAL MORTGAGE-BACKED SECURITIES: 2.0%
2,000,000	(1)	BAMLL Commercial Mortgage Securities Trust 2015-200P A, 3.218%, 04/14/2033	1,956,632	0.1
4,000,000		BENCHMARK 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	4,105,393	0.1
1,000,000	(3)	CFCRE Commercial Mortgage Trust 2016-C7 B, 4.508%, 12/10/2054	1,024,172	0.0
3,000,000		Citigroup Commercial Mortgage Trust 2014-GC19 A4, 4.023%, 03/10/2047	3,089,811	0.1
1,000,000	(1),(3)	COMM 2013-CR10 AM, 4.517%, 08/10/2046	1,039,129	0.0
650,000		COMM 2015-CR23 A3, 3.230%, 05/10/2048	637,267	0.0
315,000	(3)	COMM 2015-PC1 B, 4.589%, 07/10/2050	319,537	0.0
1,000,000		COMM 2016-COR1 A4, 3.091%, 10/10/2049	954,829	0.0
1,000,000		COMM 2016-COR1 AM, 3.494%, 10/10/2049	971,185	0.0
1,000,000		COMM 2016-CR28 A4, 3.762%, 02/10/2049	1,003,928	0.0
1,000,000	(1),(3)	Core Industrial Trust 2015-TEXW D, 3.977%, 02/10/2034	999,650	0.0
1,000,000	(1)	Core Industrial Trust 2015-WEST A, 3.292%, 02/10/2037	980,231	0.0
213,538	(1),(3)	DBUBS 2011-LC2A C, 5.719%, 07/10/2044	222,774	0.0
500,000		DBJPM Mortgage Trust 16-C1 A4, 3.276%, 05/10/2049	488,587	0.0
2,000,000	(3)	Ginnia Mae 2011-20 C, 3.562%, 04/16/2041	1,994,427	0.1
2,000,000	(3)	Ginnie Mae 2011-127 C, 3.500%, 03/16/2047	1,973,552	0.1
6,000,000	(3)	Ginnie Mae 2011-142 B, 3.485%, 02/16/2044	5,953,306	0.2
5,000,000	(3)	Ginnie Mae 2011-38 D, 3.700%, 01/16/2051	4,978,005	0.2
196,537	(3)	Ginnie Mae 2011-53 B, 4.397%, 05/16/2051	200,218	0.0
5,000,000		Ginnie Mae 2014-150 C, 3.400%, 12/16/2049	4,846,564	0.2
3,000,000		Ginnie Mae 2014-50 C, 3.400%, 02/16/2047	2,891,064	0.1
1,000,000		GS Mortgage Securities Trust 2012-GCJ7 B, 4.740%, 05/10/2045	1,026,843	0.0
1,000,000	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 B, 4.137%, 01/15/2046	1,007,028	0.0
6,379,463		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16, 4.166%, 12/15/2046	6,590,459	0.2
3,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C2 A3A, 2.881%, 06/15/2049	2,849,107	0.1
2,065,000	(1)	Ladder Capital Commercial Mortgage 2013-GCP A2 Mortgage Trust, 3.985%, 02/15/2036	2,062,419	0.1
3,200,000		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4 A4, 3.134%, 12/15/2048	3,166,945	0.1
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 A4, 3.526%, 12/15/2047	1,991,807	0.1
1,250,000	(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 B, 4.565%, 04/15/2047	1,285,257	0.0
220,000	(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 C, 4.299%, 03/15/2048	210,413	0.0
100,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 D, 5.599%, 09/15/2047	103,151	0.0
100,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 E, 5.599%, 09/15/2047	103,253	0.0
1,000,000	(1),(3)	MSCG Trust 2015-ALDR A2, 3.577%, 06/07/2035	977,028	0.0
1,000,000	(3)	UBS Commercial Mortgage Trust 2018-C9 A4, 4.117%, 03/15/2051	1,026,062	0.0
2,350,000		Wells Fargo Commercial Mortgage Trust 2015-P2 A3, 3.541%, 12/15/2048	2,342,527	0.1
2,000,000		Wells Fargo Commercial Mortgage Trust 2016-NXS5 A4, 3.370%, 01/15/2059	1,976,634	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $70,113,996)		67,349,194	2.0

FOREIGN GOVERNMENT BONDS: 3.0%
4,206,000		Asian Development Bank, 1.625%, 03/16/2021	4,082,008	0.1
300,000		Asian Development Bank, 2.125%, 03/19/2025	284,387	0.0
2,000,000		Asian Development Bank, 2.000%, 02/16/2022	1,942,218	0.1
3,000,000		Colombia Government International Bond, 4.000%, 02/26/2024	3,000,750	0.1

See Accompanying Notes to Financial Statements

122

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
1,950,000		Colombia Government International Bond, 7.375%, 09/18/2037	2,437,500	0.1
1,000,000		Corp Andina de Fomento, 2.125%, 09/27/2021	963,590	0.0
2,964,000		Corp Andina de Fomento, 4.375%, 06/15/2022	3,073,638	0.1
4,000,000		European Investment Bank, 1.125%, 08/15/2019	3,938,824	0.1
6,700,000		European Investment Bank, 1.625%, 06/15/2021	6,475,205	0.2
2,071,000		European Investment Bank, 1.750%, 05/15/2020	2,036,483	0.1
3,000,000	(2)	European Investment Bank, 2.250%, 03/15/2022	2,932,542	0.1
2,000,000		European Investment Bank, 4.000%, 02/16/2021	2,057,466	0.1
500,000		Export-Import Bank of Korea, 2.625%, 12/30/2020	492,104	0.0
500,000		Export-Import Bank of Korea, 3.250%, 08/12/2026	478,189	0.0
1,000,000		Export-Import Bank of Korea, 4.000%, 01/14/2024	1,007,871	0.0
1,000,000		Hashemite Kingdom of Jordan Government AID Bond, 2.578%, 06/30/2022	991,514	0.0
3,000,000		Inter-American Development Bank, 1.750%, 09/14/2022	2,874,078	0.1
1,000,000		Inter-American Development Bank, 1.875%, 03/15/2021	977,709	0.0
1,000,000		Inter-American Development Bank, 3.200%, 08/07/2042	997,573	0.0
2,000,000		International Bank for Reconstruction & Development, 1.250%, 07/26/2019	1,974,570	0.1
1,000,000		International Finance Corp., 1.250%, 07/16/2018	999,725	0.0
1,000,000		Japan Bank for International Cooperation/Japan, 1.750%, 05/28/2020	978,364	0.0
5,000,000		Japan Bank for International Cooperation, 2.125%, 11/16/2020	4,903,389	0.1
3,000,000	(1)	Kommunalbanken AS, 2.250%, 01/25/2022	2,930,631	0.1
1,800,000	(1)	Kommunalbanken AS, 2.500%, 01/11/2023	1,763,296	0.1
500,000	(2)	Korea International Bond, 4.125%, 06/10/2044	535,201	0.0
5,000,000		Mexico Government International Bond, 4.750%, 03/08/2044	4,671,912	0.1
1,460,000		Panama Government International Bond, 8.875%, 09/30/2027	1,967,350	0.1
4,000,000		Peruvian Government International Bond, 6.550%, 03/14/2037	5,010,000	0.2
155,000		Peruvian Government International Bond, 7.125%, 03/30/2019	160,270	0.0
4,000,000	(2)	Philippine Government International Bond, 6.375%, 01/15/2032	4,808,684	0.1
3,000,000		Province of British Columbia Canada, 2.250%, 06/02/2026	2,803,944	0.1
1,000,000		Province of Ontario Canada, 1.875%, 05/21/2020	982,754	0.0
13,308,000		Province of Ontario Canada, 4.400%, 04/14/2020	13,680,247	0.4
3,405,000		Republic of Poland Government International Bond, 5.125%, 04/21/2021	3,579,881	0.1
5,160,000		Ukraine Government AID Bonds, 1.847%, 05/29/2020	5,104,602	0.2
3,000,000		Uruguay Government International Bond, 4.500%, 08/14/2024	3,077,700	0.1

	Total Foreign Government Bonds
	(Cost $102,435,811)		100,976,169	3.0

	Total Long-Term Investments
	(Cost $3,510,311,086)		3,482,458,298	104.7

SHORT-TERM INVESTMENTS: 10.0%
		Commercial Paper: 5.5%
20,000,000		AT&T, Inc., 2.540%, 07/10/2018	19,986,097	0.6
20,000,000		Autozone Inc D, 2.660%, 07/06/2018	19,991,250	0.6
20,000,000		Concord Minute, 2.390%, 07/05/2018	19,993,454	0.6
31,000,000		Consolidated E, 2.940%, 07/03/2018	30,992,515	0.9
10,000,000		EASTMAN, 2.510%, 07/12/2018	9,991,767	0.3
7,500,000		Harley Davison, 2.570%, 09/07/2018	7,463,790	0.2
40,758,000		Johnson CTLS I, 3.280%, 07/02/2018	40,750,681	1.2
15,000,000		Marriott Intl, 2.520%, 07/11/2018	14,988,625	0.5
14,250,000		McDonald's Corp., 2.540%, 07/10/2018	14,240,094	0.4
5,000,000		NBC Universal, 2.470%, 07/19/2018	4,993,583	0.2
			183,391,856	5.5

See Accompanying Notes to Financial Statements

123

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(6): 1.8%
14,309,461	Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.10%, due 07/02/18 (Repurchase Amount $14,311,931, collateralized by various U.S. Government Agency Obligations, 3.000%-4.500%, Market Value plus accrued interest $14,595,650, due 06/01/46-05/15/58)	14,309,461	0.5
14,309,461	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $14,312,143, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $14,595,653, due 11/15/42-08/15/44)	14,309,461	0.4
2,913,373	MUFG Securities America Inc., Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $2,913,881, collateralized by various U.S. Government Agency Obligations, 2.430%-6.000%, Market Value plus accrued interest $2,971,641, due 02/01/21-10/15/58)	2,913,373	0.1
3,963,120	National Bank Financial, Repurchase Agreement dated 06/29/18, 2.01%, due 07/02/18 (Repurchase Amount $3,963,775, collateralized by various U.S. Government Securities, 0.000%-6.000%, Market Value plus accrued interest $4,042,383, due 09/06/18-09/09/49)	3,963,120	0.1
10,346,341	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $10,347,999, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $10,553,298, due 01/31/20-09/09/49)	10,346,341	0.3
14,309,461	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $14,312,166, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $14,595,757, due 07/15/19-02/15/48)	14,309,461	0.4
		60,151,217	1.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.7%
89,378,000	(7) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810%
	(Cost $89,378,000)	89,378,000	2.7

	Total Short-Term Investments
	(Cost $332,943,576)	332,921,073	10.0

	Total Investments in Securities (Cost $3,843,254,662)	$3,815,379,371	114.7
	Liabilities in Excess of Other Assets	(488,508,323)	(14.7)
	Net Assets	$3,326,871,048	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2018.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Settlement is on a when-issued or delayed-delivery basis.
(6)	Represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of June 30, 2018.

Reference Rate Abbreviations:
US0003M	3-month LIBOR
US0012M	12-month LIBOR

See Accompanying Notes to Financial Statements

124

Voya Index Plus Largecap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Consumer Discretionary: 9.2%
7,344	(1)	Amazon.com, Inc.	12,483,331	1.4
103,551		Aramark	3,841,742	0.4
84,350		Best Buy Co., Inc.	6,290,823	0.7
13,317	(1)	Burlington Stores, Inc.	2,004,608	0.2
80,500		Carnival Corp.	4,613,455	0.5
338,290		Comcast Corp. – Class A	11,099,295	1.2
95,003		Gap, Inc.	3,077,147	0.4
81,624		Home Depot, Inc.	15,924,843	1.8
42,315		Marriott International, Inc.	5,357,079	0.6
24,067		McDonald's Corp.	3,771,058	0.4
83,612		Ross Stores, Inc.	7,086,117	0.8
40,434		Royal Caribbean Cruises Ltd.	4,188,962	0.5
61,900		Tupperware Brands Corp.	2,552,756	0.3
			82,291,216	9.2

		Consumer Staples: 6.6%
40,227		Church & Dwight Co., Inc.	2,138,467	0.2
47,932		Coca-Cola Co.	2,102,298	0.2
113,148		PepsiCo, Inc.	12,318,423	1.4
123,489		Philip Morris International, Inc.	9,970,502	1.1
180,527		Procter & Gamble Co.	14,091,938	1.6
53,667		Sysco Corp.	3,664,919	0.4
64,069		Tyson Foods, Inc.	4,411,151	0.5
127,233		Walmart, Inc.	10,897,506	1.2
			59,595,204	6.6

		Energy: 6.0%
107,215		Anadarko Petroleum Corp.	7,853,499	0.9
122,917		Chevron Corp.	15,540,396	1.7
14,204		Diamondback Energy, Inc.	1,868,820	0.2
26,642		EOG Resources, Inc.	3,315,064	0.4
71,577		Exxon Mobil Corp.	5,921,565	0.7
146,015		Halliburton Co.	6,579,436	0.7
62,196		Marathon Petroleum Corp.	4,363,672	0.5
74,451		Valero Energy Corp.	8,251,404	0.9
			53,693,856	6.0

		Financials: 13.6%
19,862		Affiliated Managers Group, Inc.	2,952,884	0.3
142,185		Aflac, Inc.	6,116,799	0.7
47,935		Allstate Corp.	4,375,027	0.5
47,013		Ameriprise Financial, Inc.	6,576,178	0.7
574,932		Bank of America Corp.	16,207,333	1.8
47,038		Bank of New York Mellon Corp.	2,536,759	0.3
89,200		Citigroup, Inc.	5,969,264	0.7
168,776		Citizens Financial Group, Inc.	6,565,386	0.7
73,638		Comerica, Inc.	6,695,167	0.7
62,730		Discover Financial Services	4,416,819	0.5
164,503		JPMorgan Chase & Co.	17,141,213	1.9
259,608		Keycorp	5,072,740	0.6
109,077		Lazard Ltd.	5,334,956	0.6
70,389		Lincoln National Corp.	4,381,715	0.5
167,307		Morgan Stanley	7,930,352	0.9
39,771		Prudential Financial, Inc.	3,718,986	0.4
42,368		S&P Global, Inc.	8,638,412	0.9
55,975		State Street Corp.	5,210,713	0.6
73,250		Unum Group	2,709,518	0.3
			122,550,221	13.6

		Health Care: 14.6%
45,982		AbbVie, Inc.	4,260,232	0.5
53,792		Amgen, Inc.	9,929,465	1.1
22,763		Anthem, Inc.	5,418,277	0.6
67,802		Bristol-Myers Squibb Co.	3,752,163	0.4
77,641	(1)	Celgene Corp.	6,166,248	0.7
54,671	(1)	Centene Corp.	6,736,014	0.8
46,096		Cigna Corp.	7,834,015	0.9
104,050		CVS Health Corp.	6,695,617	0.8
107,350	(1)	Express Scripts Holding Co.	8,288,494	0.9
25,242		Humana, Inc.	7,512,776	0.8
152,870		Johnson & Johnson	18,549,246	2.1
137,200		Merck & Co., Inc.	8,328,040	0.9
403,406		Pfizer, Inc.	14,635,570	1.6
18,173		Quest Diagnostics, Inc.	1,997,940	0.2
63,102		UnitedHealth Group, Inc.	15,481,445	1.7
62,510		Zoetis, Inc.	5,325,227	0.6
			130,910,769	14.6

		Industrials: 10.0%
37,983		Ametek, Inc.	2,740,853	0.3
40,579		Boeing Co.	13,614,660	1.5
119,413		Delta Air Lines, Inc.	5,915,720	0.7
65,388		Fortune Brands Home & Security, Inc.	3,510,682	0.4
148,754	(1)	HD Supply Holdings, Inc.	6,380,059	0.7
62,725		Honeywell International, Inc.	9,035,536	1.0
80,710		Ingersoll-Rand PLC - Class A	7,242,108	0.8
16,773		L3 Technologies, Inc.	3,225,783	0.4
158,254		Masco Corp.	5,921,865	0.7
87,735		Owens Corning, Inc.	5,559,767	0.6
22,008		Ryder System, Inc.	1,581,495	0.2
11,751		Snap-On, Inc.	1,888,621	0.2
42,846		Southwest Airlines Co.	2,180,005	0.2
43,015		Stanley Black & Decker, Inc.	5,712,822	0.6
52,389		Union Pacific Corp.	7,422,474	0.8
93,536		Waste Management, Inc.	7,608,218	0.9
			89,540,668	10.0

		Information Technology: 30.2%
45,902	(1)	Adobe Systems, Inc.	11,191,367	1.3
18,317	(1)	Alphabet, Inc. - Class A	20,683,373	2.3
174,708		Apple, Inc.	32,340,198	3.6
157,731		Applied Materials, Inc.	7,285,595	0.8
167,245	(1)	Cadence Design Systems, Inc.	7,243,381	0.8

See Accompanying Notes to Financial Statements

1

Voya Index Plus Largecap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
339,911		Cisco Systems, Inc.	14,626,370	1.6
40,183	(1)	Electronic Arts, Inc.	5,666,607	0.6
127,384	(1)	Facebook, Inc.- Class A	24,753,259	2.8
42,143		Fidelity National Information Services, Inc.	4,468,422	0.5
105,740	(1)	Fortinet, Inc.	6,601,348	0.7
196,576		HP, Inc.	4,460,309	0.5
33,646		Lam Research Corp.	5,815,711	0.7
374,383		Microsoft Corp.	36,917,908	4.1
62,049		Motorola Solutions, Inc.	7,220,642	0.8
73,294		NetApp, Inc.	5,755,778	0.6
246,331	(1)	ON Semiconductor Corp.	5,477,170	0.6
251,211		Oracle Corp.	11,068,357	1.2
46,109	(1)	Red Hat, Inc.	6,195,666	0.7
172,046		Teradyne, Inc.	6,549,791	0.7
101,058		Texas Instruments, Inc.	11,141,644	1.3
75,772		Total System Services, Inc.	6,404,249	0.7
42,595	(1)	VeriSign, Inc.	5,853,405	0.7
49,967	(1)	VMware, Inc.	7,343,650	0.8
48,424		Western Digital Corp.	3,748,502	0.4
316,511		Western Union Co.	6,434,669	0.7
71,783	(1)	Worldpay, Inc.	5,870,414	0.7
			271,117,785	30.2

		Materials: 2.6%
89,321	(1)	Berry Plastics Group, Inc.	4,103,407	0.4
42,257	(1)	Crown Holdings, Inc.	1,891,423	0.2
117,736		DowDuPont, Inc.	7,761,157	0.9
122,499		Huntsman Corp.	3,576,971	0.4
54,682		LyondellBasell Industries NV - Class A	6,006,818	0.7
			23,339,776	2.6

		Real Estate: 3.1%
62,835		American Tower Corp.	9,058,922	1.0
168,174		Gaming and Leisure Properties, Inc.	6,020,629	0.7
80,538		Highwoods Properties, Inc.	4,085,693	0.5
135,888		Host Hotels & Resorts, Inc.	2,863,160	0.3
32,363		Simon Property Group, Inc.	5,507,859	0.6
			27,536,263	3.1

		Telecommunication Services: 0.6%
108,558		AT&T, Inc.	3,485,797	0.4
36,973		Verizon Communications, Inc.	1,860,112	0.2
			5,345,909	0.6

		Utilities: 3.1%
110,861		Ameren Corp.	6,745,892	0.7
188,556		Centerpoint Energy, Inc.	5,224,887	0.6
145,323		Exelon Corp.	6,190,760	0.7
57,556		NextEra Energy, Inc.	9,613,578	1.1
			27,775,117	3.1

	Total Common Stock
	(Cost $735,763,658)		893,696,784	99.6

SHORT-TERM INVESTMENTS: 0.7%
		Mutual Funds: 0.7%
6,133,000	(2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810%
		(Cost $6,133,000)	6,133,000	0.7

	Total Short-Term Investments
	(Cost $6,133,000)		6,133,000	0.7

	Total Investments in Securities (Cost $741,896,658)		$899,829,784	100.3
	Liabilities in Excess of Other Assets		(2,344,725)	(0.3)
	Net Assets		$897,485,059	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

2

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Consumer Discretionary: 12.6%
40,745		Best Buy Co., Inc.	3,038,762	0.5
101,778	(1)	Big Lots, Inc.	4,252,285	0.7
102,861	(1)	Brinker International, Inc.	4,896,184	0.8
92,871		Brunswick Corp.	5,988,322	1.0
26,894	(2)	Burlington Stores, Inc.	4,048,354	0.7
5,689	(1)	Cracker Barrel Old Country Store, Inc.	888,679	0.1
211,362		Dana, Inc.	4,267,399	0.7
18,369	(2)	Deckers Outdoor Corp.	2,073,676	0.3
26,926		Domino's Pizza, Inc.	7,597,709	1.2
50,879		Gentex Corp.	1,171,235	0.2
28,948		Jack in the Box, Inc.	2,464,054	0.4
21,250		John Wiley & Sons, Inc.	1,326,000	0.2
180,162		KB Home	4,907,613	0.8
24,141		Kohl's Corp.	1,759,879	0.3
58,505	(2)	Live Nation Entertainment, Inc.	2,841,588	0.5
215,455	(2)	Michaels Cos, Inc.	4,130,272	0.7
1,743	(2)	NVR, Inc.	5,177,320	0.9
671,469		Office Depot, Inc.	1,712,246	0.3
166,163		Service Corp. International	5,946,974	1.0
74,806		TEGNA, Inc.	811,645	0.1
32,414		Thor Industries, Inc.	3,156,799	0.5
97,694		Tupperware Brands Corp.	4,028,900	0.7
			76,485,895	12.6

		Consumer Staples: 3.4%
22,852		Church & Dwight Co., Inc.	1,214,813	0.2
59,219		Energizer Holdings, Inc.	3,728,428	0.6
50,514		Flowers Foods, Inc.	1,052,207	0.2
56,509		Ingredion, Inc.	6,255,546	1.0
21,990		Nu Skin Enterprises, Inc.	1,719,398	0.3
44,957	(2)	Post Holdings, Inc.	3,867,201	0.7
58,047	(2)	United Natural Foods, Inc.	2,476,285	0.4
			20,313,878	3.4

		Energy: 5.6%
44,210	(2)	Apergy Corp.	1,845,767	0.3
93,590	(2)	Dril-Quip, Inc.	4,810,526	0.8
43,337		EQT Corp.	2,391,336	0.4
355,544	(1),(2)	Gulfport Energy Corp.	4,469,188	0.8
55,995		HollyFrontier Corp.	3,831,738	0.6
213,737	(2)	McDermott International, Inc.	4,199,932	0.7
87,861		PBF Energy, Inc.	3,684,012	0.6
255,761	(2)	QEP Resources, Inc.	3,135,630	0.5
816,485	(2)	Southwestern Energy Co.	4,327,370	0.7
61,299		World Fuel Services Corp.	1,251,113	0.2
			33,946,612	5.6

		Financials: 15.7%
10,071		Ameriprise Financial, Inc.	1,408,731	0.2

See Accompanying Notes to Financial Statements

3

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
72,502		Bank of the Ozarks, Inc.	3,265,490	0.5
80,913		Cathay General Bancorp.	3,276,167	0.5
54,449		Chemical Financial Corp.	3,031,176	0.5
88,361		Citizens Financial Group, Inc.	3,437,243	0.6
43,513		Comerica, Inc.	3,956,202	0.7
103,747		East West Bancorp, Inc.	6,764,304	1.1
147,271		Federated Investors, Inc.	3,434,360	0.6
110,330		First American Financial Corp.	5,706,268	0.9
271,045		First Horizon National Corp.	4,835,443	0.8
636,148	(2)	Genworth Financial, Inc.	2,862,666	0.5
35,614		Hartford Financial Services Group, Inc.	1,820,944	0.3
14,874		International Bancshares Corp.	636,607	0.1
191,448		Keycorp	3,740,894	0.6
69,823		Lazard Ltd.	3,415,043	0.6
116,838		Legg Mason, Inc.	4,057,784	0.7
6,047		MarketAxess Holdings, Inc.	1,196,459	0.2
252,667		Old Republic International Corp.	5,030,600	0.8
35,513		Primerica, Inc.	3,537,095	0.6
56,247		Progressive Corp.	3,327,010	0.5
32,162		Reinsurance Group of America, Inc.	4,292,984	0.7
5,331	(2)	Signature Bank	681,728	0.1
131,500		Sterling Bancorp, Inc./DE	3,090,250	0.5
72,262		Stifel Financial Corp.	3,775,689	0.6
116,181		Synovus Financial Corp.	6,137,842	1.0
213,285		TCF Financial Corp.	5,251,077	0.9
38,994		Wintrust Financial Corp.	3,394,428	0.6
			95,364,484	15.7

		Health Care: 9.0%
3,163	(2)	Abiomed, Inc.	1,293,825	0.2
13,853		AmerisourceBergen Corp.	1,181,245	0.2
48,708	(2)	Charles River Laboratories International, Inc.	5,467,960	0.9
95,164		Encompass Health Corp.	6,444,506	1.1
238,835	(2)	Endo International PLC	2,252,214	0.4
50,208	(2)	Globus Medical, Inc.	2,533,496	0.4
55,884		Hill-Rom Holdings, Inc.	4,880,909	0.8
8,111	(2)	Idexx Laboratories, Inc.	1,767,712	0.3
82,014	(1),(2)	Mallinckrodt PLC - W/I	1,530,381	0.3
52,774	(2)	Masimo Corp.	5,153,381	0.9
13,924	(2)	NuVasive, Inc.	725,719	0.1
107,505	(1)	Patterson Cos., Inc.	2,437,139	0.4
41,210		STERIS PLC	4,327,462	0.7
4,254		Teleflex, Inc.	1,140,965	0.2
17,222	(2)	United Therapeutics Corp.	1,948,669	0.3
35,571	(2)	WellCare Health Plans, Inc.	8,759,003	1.4
31,143		Zoetis, Inc.	2,653,072	0.4
			54,497,658	9.0

		Industrials: 14.7%
57,688		Brink's Co.	4,600,618	0.8

See Accompanying Notes to Financial Statements

4

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
9,949		Carlisle Cos., Inc.	1,077,576	0.2
21,350	(2)	Copart, Inc.	1,207,556	0.2
46,907		Crane Co.	3,758,658	0.6
44,573		Curtiss-Wright Corp.	5,305,078	0.9
56,642		Deluxe Corp.	3,750,267	0.6
70,479		EMCOR Group, Inc.	5,369,090	0.9
36,660		EnerSys	2,736,302	0.5
40,374	(2)	Esterline Technologies Corp.	2,979,601	0.5
17,019	(2)	Genesee & Wyoming, Inc.	1,383,985	0.2
95,775	(2)	HD Supply Holdings, Inc.	4,107,790	0.7
104,198		Herman Miller, Inc.	3,532,312	0.6
54,087		IDEX Corp.	7,381,794	1.2
42,290		Ingersoll-Rand PLC - Class A	3,794,682	0.6
263,005	(2)	JetBlue Airways Corp.	4,991,835	0.8
14,507	(2)	KLX, Inc.	1,043,053	0.2
55,569		Manpowergroup, Inc.	4,782,268	0.8
88,575		Masco Corp.	3,314,477	0.6
59,749		Owens Corning, Inc.	3,786,294	0.6
380,688		Pitney Bowes, Inc.	3,262,496	0.5
64,937		Regal Beloit Corp.	5,311,847	0.9
19,805		Ryder System, Inc.	1,423,187	0.2
89,371		Timken Co.	3,892,107	0.6
101,994		Toro Co.	6,145,139	1.0
			88,938,012	14.7

		Information Technology: 16.4%
173,176	(2)	ARRIS International PLC	4,233,287	0.7
44,709		Belden, Inc.	2,732,614	0.5
42,217		Broadridge Financial Solutions, Inc. ADR	4,859,177	0.8
77,573	(2)	Cadence Design Systems, Inc.	3,359,687	0.6
74,181		CDK Global, Inc.	4,825,474	0.8
134,698		Convergys Corp.	3,292,019	0.5
29,841	(2)	Fair Isaac Corp.	5,768,862	1.0
120,219	(2)	Fortinet, Inc.	7,505,272	1.2
25,730		InterDigital, Inc.	2,081,557	0.3
45,679		j2 Global, Inc.	3,956,258	0.7
202,115		Jabil, Inc.	5,590,501	0.9
16,696		Lam Research Corp.	2,885,904	0.5
50,225		Leidos Holdings, Inc.	2,963,275	0.5
6,087		Littelfuse, Inc.	1,388,932	0.2
48,601		LogMeIn, Inc.	5,018,053	0.8
35,017	(2)	Manhattan Associates, Inc.	1,646,149	0.3
68,860		Maximus, Inc.	4,276,895	0.7
46,354		MKS Instruments, Inc.	4,436,078	0.7
19,807		Motorola Solutions, Inc.	2,304,940	0.4
128,832	(2)	NCR Corp.	3,862,383	0.6
105,454	(2)	Netscout Systems, Inc.	3,131,984	0.5
30,784	(2)	Tech Data Corp.	2,527,982	0.4
169,612		Teradyne, Inc.	6,457,129	1.1
53,492	(2)	Trimble, Inc.	1,756,677	0.3
95,341		Versum Materials, Inc.	3,541,918	0.6
217,588		Vishay Intertechnology, Inc.	5,048,042	0.8
			99,451,049	16.4

		Materials: 6.3%
56,780	(2)	Berry Plastics Group, Inc.	2,608,473	0.5
22,358		Cabot Corp.	1,381,054	0.2
118,476		Chemours Co.	5,255,595	0.9

See Accompanying Notes to Financial Statements

5

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
13,770		Greif, Inc. - Class A	728,295	0.1
41,336		Huntsman Corp.	1,207,011	0.2
181,217		Louisiana-Pacific Corp.	4,932,727	0.8
25,328		Minerals Technologies, Inc.	1,908,465	0.3
27,455		Packaging Corp. of America	3,069,194	0.5
59,971		PolyOne Corp.	2,591,947	0.4
159,388		Steel Dynamics, Inc.	7,323,879	1.2
216,918		Valvoline, Inc.	4,678,921	0.8
54,300		Worthington Industries, Inc.	2,278,971	0.4
			37,964,532	6.3

		Real Estate: 9.1%
150,537		CoreCivic, Inc.	3,596,329	0.6
18,935		Coresite Realty Corp.	2,098,377	0.3
487,466		Cousins Properties, Inc.	4,723,545	0.8
22,016		DCT Industrial Trust, Inc.	1,469,128	0.2
32,780		Equity Lifestyle Properties, Inc.	3,012,482	0.5
130,096		First Industrial Realty Trust, Inc.	4,337,400	0.7
66,934		Forest City Realty Trust, Inc.	1,526,764	0.2
125,681		Highwoods Properties, Inc.	6,375,797	1.0
145,406		Hospitality Properties Trust	4,160,066	0.7
85,874		Lamar Advertising Co.	5,866,053	1.0
108,987		Liberty Property Trust	4,831,394	0.8
90,114		PotlatchDeltic Corp.	4,582,297	0.8
20,581	(2)	SBA Communications Corp.	3,398,335	0.6
134,123	(1)	Tanger Factory Outlet Centers, Inc.	3,150,549	0.5
102,838		Urban Edge Properties	2,351,905	0.4
			55,480,421	9.1

		Telecommunication Services: 0.5%
120,267		Telephone & Data Systems, Inc.	3,297,721	0.5

		Utilities: 5.7%
49,865		AES Corp.	668,690	0.1
60,903		Ameren Corp.	3,705,948	0.6
27,124		Centerpoint Energy, Inc.	751,606	0.1
40,365		Hawaiian Electric Industries	1,384,520	0.2
43,606		Idacorp, Inc.	4,022,217	0.7
58,748		MDU Resources Group, Inc.	1,684,893	0.3
65,304		National Fuel Gas Co.	3,458,500	0.6
90,105		NorthWestern Corp.	5,158,511	0.8
49,568		Pinnacle West Capital Corp.	3,993,198	0.7
93,417		PNM Resources, Inc.	3,633,921	0.6
121,618		UGI Corp.	6,332,649	1.0
			34,794,653	5.7

	Total Common Stock
	(Cost $541,171,755)		600,534,915	99.0

See Accompanying Notes to Financial Statements

6

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.6%
	Securities Lending Collateral(3): 2.7%
7,817,679	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $7,819,016, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $7,974,033, due 07/25/18-06/15/53)	7,817,679	1.3
819,613	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $819,767, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $836,005, due 11/15/42-08/15/44)	819,613	0.1
3,907,748	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $3,908,374, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $3,985,914, due 01/31/20-09/09/49)	3,907,748	0.6
3,907,748	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $3,908,487, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,985,932, due 07/15/19-02/15/48)	3,907,748	0.7
		16,452,788	2.7

See Accompanying Notes to Financial Statements

7

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
5,669,000	(4) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810%
	(Cost $5,669,000)	5,669,000	0.9

	Total Short-Term Investments
	(Cost $22,121,788)	22,121,788	3.6

	Total Investments in Securities (Cost $563,293,543)	$622,656,703	102.6
	Liabilities in Excess of Other Assets	(15,842,415)	(2.6)
	Net Assets	$606,814,288	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

8

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Consumer Discretionary: 14.6%
16,754		Abercrombie & Fitch Co.	410,138	0.1
126,054	(1)	American Axle & Manufacturing Holdings, Inc.	1,961,400	0.7
96,078		Barnes & Noble, Inc.	610,095	0.2
30,637	(2)	Big Lots, Inc.	1,280,014	0.4
62,853		Caleres, Inc.	2,161,515	0.7
19,907		Childrens Place, Inc./The	2,404,766	0.8
9,161	(1)	Cooper-Standard Holdings, Inc.	1,197,068	0.4
47,272		Dana, Inc.	954,422	0.3
45,731	(1)	Dave & Buster's Entertainment, Inc.	2,176,796	0.7
127,798		Entravision Communications Corp.	638,990	0.2
14,938		Ethan Allen Interiors, Inc.	365,981	0.1
7,540	(1)	Five Below, Inc.	736,733	0.2
31,340		Haverty Furniture Cos., Inc.	676,944	0.2
64,904		La-Z-Boy, Inc.	1,986,062	0.7
65,790	(1)	M/I Homes, Inc.	1,742,119	0.6
16,537		Marriott Vacations Worldwide Corp.	1,868,019	0.6
67,636		MDC Holdings, Inc.	2,081,160	0.7
24,305	(1)	Nautilus, Inc.	381,588	0.1
61,491		NutriSystem, Inc.	2,367,403	0.8
440,075		Office Depot, Inc.	1,122,191	0.4
16,919		Oxford Industries, Inc.	1,403,939	0.5
88,888	(1)	Penn National Gaming, Inc.	2,985,748	1.0
25,259	(1)	Perry Ellis International, Inc.	686,287	0.2
27,854	(2)	PetMed Express, Inc.	1,226,969	0.4
11,934	(1),(2)	RH	1,667,180	0.6
19,820		Ruth's Hospitality Group, Inc.	555,951	0.2
46,090	(1)	Sleep Number Corp.	1,337,532	0.4
44,210		Tailored Brands, Inc.	1,128,239	0.4
36,656	(1)	TopBuild Corp.	2,871,631	1.0
15,134	(1)	Universal Electronics, Inc.	500,179	0.2
69,681		Wolverine World Wide, Inc.	2,422,808	0.8
			43,909,867	14.6

		Consumer Staples: 3.3%
185,005	(1)	Avon Products, Inc.	299,708	0.1
16,288	(1),(2)	Central Garden & Pet Co.	708,202	0.2
18,720	(1)	Central Garden & Pet Co. - A	757,599	0.3
2,116		Coca-Cola Bottling Co. Consolidated	285,935	0.1
66,517	(1)	Darling Ingredients, Inc.	1,322,358	0.4
32,967	(1)	Hostess Brands, Inc.	448,351	0.2
14,901		Medifast, Inc.	2,386,544	0.8
44,821	(1)	Performance Food Group Co.	1,644,931	0.5
36,661		SpartanNash Co.	935,589	0.3
9,434		Universal Corp.	623,116	0.2
24,991	(2)	Vector Group Ltd.	476,828	0.2
			9,889,161	3.3

		Energy: 4.0%
7,251		Arch Coal, Inc.	568,696	0.2
66,056	(1),(2)	Carrizo Oil & Gas, Inc.	1,839,660	0.6
39,298	(1)	Exterran Corp.	984,022	0.3
48,445	(1)	Matrix Service Co.	888,966	0.3
91,525	(1)	McDermott International, Inc.	1,798,466	0.6
14,294	(1)	PDC Energy, Inc.	864,072	0.3
91,249	(1)	ProPetro Holding Corp.	1,430,784	0.5
10,532	(1)	REX American Resources Corp.	852,776	0.3
103,734	(1)	Tetra Technologies, Inc.	461,616	0.1
55,320	(1),(2)	Unit Corp.	1,413,979	0.5
39,595	(2)	US Silica Holdings, Inc.	1,017,196	0.3
			12,120,233	4.0

		Financials: 17.2%
71,512		American Equity Investment Life Holding Co.	2,574,432	0.9
22,016		Amerisafe, Inc.	1,271,424	0.4
40,451		Bank of NT Butterfield & Son Ltd.	1,849,420	0.6
21,237	(1)	BofI Holding, Inc.	868,806	0.3
104,842		BrightSphere Investment Group PLC	1,495,047	0.5
39,833		Central Pacific Financial Corp.	1,141,215	0.4
27,259		Chemical Financial Corp.	1,517,509	0.5
33,935	(1)	Customers Bancorp, Inc.	963,075	0.3
15,795		Dime Community Bancshares	308,002	0.1
25,561	(1)	Essent Group Ltd.	915,595	0.3
13,963		Evercore, Inc.	1,472,398	0.5
320,364	(1)	First BanCorp. Puerto Rico	2,450,785	0.8
51,458		First Commonwealth Financial Corp.	798,114	0.3
47,861		Great Western Bancorp, Inc.	2,009,683	0.7
15,416	(1)	Green Dot Corp.	1,131,380	0.4
58,077		Hanmi Financial Corp.	1,646,483	0.5
52,156		Home Bancshares, Inc./Conway AR	1,176,639	0.4
68,723		Hope Bancorp, Inc.	1,225,331	0.4
6,930		Houlihan Lokey, Inc.	354,955	0.1
7,913		LegacyTexas Financial Group, Inc.	308,765	0.1
155,092	(1)	MGIC Investment Corp.	1,662,586	0.5
140,938	(1)	NMI Holdings, Inc.	2,297,289	0.8
59,568		OFG Bancorp	836,930	0.3
26,250		Piper Jaffray Cos.	2,017,312	0.7
11,408		Primerica, Inc.	1,136,237	0.4
102,276		Radian Group, Inc.	1,658,917	0.5
21,890	(1)	Seacoast Banking Corp. of Florida	691,286	0.2
38,631		Selective Insurance Group	2,124,705	0.7
81,864		Simmons First National Corp.	2,447,734	0.8
46,087		Sterling Bancorp, Inc./DE	1,083,045	0.4

See Accompanying Notes to Financial Statements

9

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
111,542	(1)	Third Point Reinsurance Ltd.	1,394,275	0.5
57,808		Trustco Bank Corp.	514,491	0.2
60,788		United Community Banks, Inc./GA	1,864,368	0.6
54,842		Universal Insurance Holdings, Inc.	1,924,954	0.6
78,973	(2)	Waddell & Reed Financial, Inc.	1,419,145	0.5
46,484		Walker & Dunlop, Inc.	2,586,835	0.9
3,164	(1)	World Acceptance Corp.	351,236	0.1
			51,490,403	17.2

		Health Care: 12.0%
43,248		Aceto Corp.	144,881	0.0
19,298	(1)	Acorda Therapeutics, Inc.	553,853	0.2
24,849	(1),(2)	AMAG Pharmaceuticals, Inc.	484,556	0.2
33,131	(1)	Amedisys, Inc.	2,831,375	0.9
42,036	(1)	AMN Healthcare Services, Inc.	2,463,310	0.8
19,248	(1)	Amneal Pharmaceuticals, Inc.	315,860	0.1
24,417	(1)	Amphastar Pharmaceuticals, Inc.	372,603	0.1
40,547	(1)	Angiodynamics, Inc.	901,765	0.3
17,780	(1)	Cambrex Corp.	929,894	0.3
5,202		Chemed Corp.	1,674,056	0.5
32,951	(1)	Corcept Therapeutics, Inc.	517,990	0.2
28,332	(1)	Cross Country Healthcare, Inc.	318,735	0.1
41,473	(1)	Emergent Biosolutions, Inc.	2,093,972	0.7
9,763	(1)	Haemonetics Corp.	875,546	0.3
14,297	(1)	HealthEquity, Inc.	1,073,705	0.4
3,728	(1)	Inogen, Inc.	694,638	0.2
39,026	(1)	Integer Holdings Corp.	2,523,031	0.8
13,615	(1),(2)	Lannett Co., Inc.	185,164	0.1
38,048	(1)	Lantheus Holdings, Inc.	553,598	0.2
12,830		LeMaitre Vascular, Inc.	429,548	0.1
4,797	(1)	Ligand Pharmaceuticals, Inc.	993,794	0.3
49,230		Luminex Corp.	1,453,762	0.5
21,555	(1)	Magellan Health, Inc.	2,068,202	0.7
5,580	(1)	Masimo Corp.	544,887	0.2
45,039	(1)	Merit Medical Systems, Inc.	2,305,997	0.8
29,319	(1),(2)	MiMedx Group, Inc.	187,348	0.1
25,406	(1)	Myriad Genetics, Inc.	949,422	0.3
29,867		Owens & Minor, Inc.	499,078	0.2
23,935		Phibro Animal Health Corp.	1,102,207	0.4
6,714	(1)	PRA Health Sciences, Inc.	626,819	0.2
23,255	(1)	Select Medical Holdings Corp.	422,078	0.1
26,602	(1)	Spectrum Pharmaceuticals, Inc.	557,578	0.2
35,059	(1)	Supernus Pharmaceuticals, Inc.	2,098,281	0.7
66,400	(1),(2)	Tivity Health, Inc.	2,337,280	0.8
			36,084,813	12.0

		Industrials: 19.2%
59,547		ABM Industries, Inc.	1,737,582	0.6
48,130		ACCO Brands Corp.	666,601	0.2
25,415		Actuant Corp.	745,930	0.2
14,279	(1)	Aegion Corp.	367,684	0.1
30,616	(1)	Aerojet Rocketdyne Holdings, Inc.	902,866	0.3
8,095		Allegiant Travel Co.	1,124,800	0.4
50,296		ArcBest Corp.	2,298,527	0.8
19,028	(1)	ASGN, Inc.	1,487,799	0.5
9,272	(1)	Atlas Air Worldwide Holdings, Inc.	664,802	0.2
44,350		Barnes Group, Inc.	2,612,215	0.9
37,457		Briggs & Stratton Corp.	659,618	0.2
11,150		Brink's Co.	889,213	0.3
8,417		CIRCOR International, Inc.	311,092	0.1
8,827		Comfort Systems USA, Inc.	404,277	0.1
8,407		Curtiss-Wright Corp.	1,000,601	0.3
5,593		EMCOR Group, Inc.	426,075	0.1
26,757		EnPro Industries, Inc.	1,871,652	0.6
30,193		Essendant, Inc.	399,151	0.1
6,907	(1)	Esterline Technologies Corp.	509,737	0.2
27,746	(1)	Gibraltar Industries, Inc.	1,040,475	0.3
32,127		Greenbrier Cos., Inc.	1,694,699	0.6
111,537	(1)	Harsco Corp.	2,464,968	0.8
6,835		Hawaiian Holdings, Inc.	245,718	0.1
31,915		Heidrick & Struggles International, Inc.	1,117,025	0.4
49,997		Herman Miller, Inc.	1,694,898	0.6
63,756		Hillenbrand, Inc.	3,006,095	1.0
15,945		Insperity, Inc.	1,518,761	0.5
55,345		Korn/Ferry International	3,427,516	1.1
14,486		Lindsay Corp.	1,404,997	0.5
23,518		LSC Communications, Inc.	368,292	0.1
13,129	(1)	Lydall, Inc.	573,081	0.2
11,001		Mobile Mini, Inc.	515,947	0.2
14,015		Moog, Inc.	1,092,609	0.4
9,692	(2)	National Presto Industries, Inc.	1,201,808	0.4
38,718		Quanex Building Products Corp.	694,988	0.2
43,070		Simpson Manufacturing Co., Inc.	2,678,523	0.9
9,522		Skywest, Inc.	494,192	0.2
46,702	(1)	SPX FLOW, Inc.	2,044,147	0.7
53,059		Tetra Tech, Inc.	3,103,952	1.0
79,655	(2)	Triumph Group, Inc.	1,561,238	0.5
18,241	(1)	TrueBlue, Inc.	491,595	0.2
66,702		Universal Forest Products, Inc.	2,442,627	0.8
27,668		Watts Water Technologies, Inc.	2,169,171	0.7
165,530	(1)	YRC Worldwide, Inc.	1,663,577	0.6
			57,791,121	19.2

		Information Technology: 14.7%
35,219	(1)	Advanced Energy Industries, Inc.	2,045,872	0.7
73,338	(1)	Amkor Technology, Inc.	629,973	0.2
71,262		Benchmark Electronics, Inc.	2,077,287	0.7
3,737		Cabot Microelectronics Corp.	401,952	0.1
21,416	(1)	CACI International, Inc.	3,609,667	1.2
77,399	(1)	CalAmp Corp.	1,813,459	0.6

See Accompanying Notes to Financial Statements

10

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
43,432		Cohu, Inc.	1,064,518	0.4
14,064		Comtech Telecommunications Corp.	448,360	0.1
51,432		CSG Systems International, Inc.	2,102,026	0.7
29,327		CTS Corp.	1,055,772	0.4
12,976	(1)	ePlus, Inc.	1,221,042	0.4
8,940	(1)	Fair Isaac Corp.	1,728,281	0.6
58,206	(1)	Formfactor, Inc.	774,140	0.3
30,453	(1)	Kemet Corp.	735,440	0.2
37,166		Kulicke & Soffa Industries, Inc.	885,294	0.3
5,996		Littelfuse, Inc.	1,368,167	0.5
23,678		Methode Electronics, Inc.	954,223	0.3
13,354		MKS Instruments, Inc.	1,277,978	0.4
43,480	(1)	Nanometrics, Inc.	1,539,627	0.5
50,222		NIC, Inc.	780,952	0.3
39,893	(1)	Perficient, Inc.	1,051,978	0.3
31,374	(1)	Plexus Corp.	1,868,008	0.6
24,007		Power Integrations, Inc.	1,753,711	0.6
64,148		Progress Software Corp.	2,490,225	0.8
10,155	(1)	Rogers Corp.	1,131,876	0.4
50,919	(1)	Rudolph Technologies, Inc.	1,507,202	0.5
72,685	(1)	Sanmina Corp.	2,129,671	0.7
11,667	(1),(2)	SolarEdge Technologies, Inc.	558,266	0.2
26,523	(1)	SYKES Enterprises, Inc.	763,332	0.3
152,801		Travelport Worldwide Ltd.	2,832,931	0.9
82,814	(1)	TTM Technologies, Inc.	1,460,011	0.5
			44,061,241	14.7

		Materials: 4.6%
18,098	(1)	AdvanSix, Inc.	662,930	0.2
58,642		Boise Cascade Co.	2,621,297	0.9
33,335		FutureFuel Corp.	467,023	0.1
5,854	(1)	Ingevity Corp.	473,354	0.2
12,118		Kaiser Aluminum Corp.	1,261,605	0.4
27,857	(1)	Koppers Holdings, Inc.	1,068,316	0.4
34,133	(1)	Kraton Corp.	1,574,897	0.5
36,150		PolyOne Corp.	1,562,403	0.5
7,685		Quaker Chemical Corp.	1,190,176	0.4
25,298		Stepan Co.	1,973,497	0.7
25,236		Worthington Industries, Inc.	1,059,155	0.3
			13,914,653	4.6

		Real Estate: 6.0%
244,402	(2)	CBL & Associates Properties, Inc.	1,361,319	0.4
179,539		Cedar Realty Trust, Inc.	847,424	0.3
92,588		Chesapeake Lodging Trust	2,929,484	1.0
210,529		DiamondRock Hospitality Co.	2,585,296	0.9
31,010		EastGroup Properties, Inc.	2,963,316	1.0
39,741		Four Corners Property Trust, Inc.	978,821	0.3
55,122		HFF, Inc.	1,893,441	0.6
14,404		PS Business Parks, Inc.	1,850,914	0.6
8,827		Saul Centers, Inc.	472,951	0.2
249,547		Washington Prime Group, Inc.	2,023,826	0.7
			17,906,792	6.0

		Telecommunication Services: 1.0%
42,323		Cogent Communications Holdings, Inc.	2,260,048	0.8
56,475	(1)	Vonage Holdings Corp.	727,963	0.2
			2,988,011	1.0

		Utilities: 2.1%
9,162		Avista Corp.	482,471	0.2
15,932	(2)	Black Hills Corp.	975,198	0.3
6,146		El Paso Electric Co.	363,229	0.1
15,102		Idacorp, Inc.	1,393,008	0.5
26,045		NorthWestern Corp.	1,491,076	0.5
29,583		Portland General Electric Co.	1,264,969	0.4
13,571		South Jersey Industries, Inc.	454,221	0.1
			6,424,172	2.1

	Total Common Stock
	(Cost $244,774,027)		296,580,467	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.3%
	Securities Lending Collateral(3): 5.1%
3,620,394	Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.00%, due 07/02/18 (Repurchase Amount $3,620,989, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $3,692,802, due 07/05/18-09/09/49)	3,620,394	1.2
3,620,394	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $3,621,072, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $3,692,803, due 11/15/42-08/15/44)	3,620,394	1.2

See Accompanying Notes to Financial Statements

11

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(3): (continued)
761,447	MUFG Securities America Inc., Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $761,580, collateralized by various U.S. Government Agency Obligations, 2.430%-6.000%, Market Value plus accrued interest $776,676, due 02/01/21-10/15/58)	761,447	0.3
3,620,394	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $3,620,974, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $3,692,812, due 01/31/20-09/09/49)	3,620,394	1.2
3,620,394	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $3,621,078, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,692,829, due 07/15/19-02/15/48)	3,620,394	1.2
		15,243,023	5.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
3,741,000	(4) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810%
	(Cost $3,741,000)	3,741,000	1.2

	Total Short-Term Investments
	(Cost $18,984,023)	18,984,023	6.3

	Total Investments in Securities (Cost $263,758,050)	$315,564,490	105.0
	Liabilities in Excess of Other Assets	(15,138,326)	(5.0)
	Net Assets	$300,426,164	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

12

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Australia: 2.0%
748,041		Aurizon Holdings Ltd.	2,392,191	0.4
201,353		National Australia Bank Ltd.	4,088,395	0.6
108,781		Newcrest Mining Ltd.	1,766,293	0.3
89,457		Sonic Healthcare Ltd.	1,622,756	0.2
580,484		Telstra Corp., Ltd.	1,122,738	0.2
1,113,107		Vicinity Centres	2,134,742	0.3
			13,127,115	2.0

		Belgium: 0.8%
15,336		Groupe Bruxelles Lambert S.A.	1,613,353	0.2
47,158		UCB S.A.	3,696,735	0.6
			5,310,088	0.8

		Canada: 4.2%
96,800	(1)	AltaGas Ltd.	1,999,102	0.3
49,400		Bank of Montreal	3,818,528	0.6
60,000	(1)	Bank of Nova Scotia	3,397,406	0.5
34,900		BCE, Inc.	1,413,362	0.2
48,700	(1)	Canadian Imperial Bank of Commerce - XTSE	4,236,361	0.7
105,200		CI Financial Corp.	1,890,903	0.3
77,600		Empire Co. Ltd.	1,557,726	0.2
71,500		Great-West Lifeco, Inc.	1,757,791	0.3
36,400		Industrial Alliance Insurance & Financial Services, Inc.	1,405,165	0.2
73,600		National Bank Of Canada	3,533,741	0.6
68,400		Shaw Communications, Inc. - Class B	1,393,338	0.2
21,900		TELUS Corp.	777,948	0.1
			27,181,371	4.2

		China: 0.6%
752,500		BOC Hong Kong Holdings Ltd.	3,536,703	0.6

		Denmark: 0.7%
92,088		Novo Nordisk A/S	4,253,597	0.7

		Finland: 0.5%
35,714		Nokian Renkaat OYJ	1,406,346	0.2
63,621		Orion Oyj	1,711,090	0.3
			3,117,436	0.5

		France: 1.9%
19,705		Arkema SA	2,325,198	0.4
80,021		Bouygues SA	3,438,348	0.5
19,191		Cie Generale des Etablissements Michelin SCA	2,321,693	0.3
193,156		Credit Agricole SA	2,563,672	0.4
16,458		Covivio	1,710,038	0.3
			12,358,949	1.9

		Germany: 4.5%
6,152		Allianz SE	1,267,650	0.2
44,818		Bayer AG	4,922,133	0.8
42,994	(2)	Covestro AG	3,821,466	0.6
54,666		Deutsche Lufthansa AG	1,309,670	0.2
100,203		Deutsche Post AG	3,255,636	0.5
96,183		Evonik Industries AG	3,290,783	0.5
46,627		Hugo Boss AG	4,228,562	0.6
15,312		MAN SE	1,732,689	0.3
56,983		ProSiebenSat.1 Media SE	1,441,957	0.2
166,654		TUI AG	3,645,052	0.6
			28,915,598	4.5

		Hong Kong: 1.2%
270,500		CLP Holdings Ltd.	2,913,661	0.5
79,300		Hang Seng Bank Ltd.	1,980,149	0.3
1,528,000		HKT Trust / HKT Ltd.	1,949,139	0.3
1,464,000		PCCW Ltd.	823,769	0.1
			7,666,718	1.2

		Israel: 1.3%
357,925		Bank Hapoalim BM	2,426,456	0.3
529,884		Bank Leumi Le-Israel BM	3,135,368	0.5
1,614,976		Bezeq Israeli Telecommunication Corp., Ltd.	1,820,075	0.3
275,802		Israel Chemicals Ltd.	1,263,617	0.2
			8,645,516	1.3

		Japan: 8.5%
12,400		ABC-Mart, Inc.	677,753	0.1
85,700		Aozora Bank Ltd.	3,252,453	0.5
268,300		Astellas Pharma, Inc.	4,083,146	0.6
99,800		Canon, Inc.	3,272,597	0.5
79,800		Fuji Film Holdings Corp.	3,112,414	0.5
106,200		Japan Airlines Co. Ltd.	3,762,780	0.6
282,300		Japan Post Bank Co. Ltd.	3,282,173	0.5
106,400		Japan Tobacco, Inc.	2,973,499	0.5
58,300		Kamigumi Co., Ltd.	1,210,066	0.2
53,200		Lawson, Inc.	3,322,450	0.5
15,000		McDonald's Holdings Co. Japan Ltd.	764,905	0.1
36,300		MEIJI Holdings Co., Ltd.	3,065,689	0.5
54,100		Nippon Telegraph & Telephone Corp.	2,457,655	0.4
154,100		NTT DoCoMo, Inc.	3,926,833	0.6
26,600		Obic Co., Ltd.	2,197,601	0.3
33,800		Oracle Corp. Japan	2,754,870	0.4
56,400		Sankyo Co., Ltd.	2,205,511	0.4
110,400		Sekisui House Ltd.	1,951,252	0.3
100,100		Seven & I Holdings Co., Ltd.	4,365,930	0.7
33,100		Sundrug Co., Ltd.	1,340,931	0.2
536		United Urban Investment Corp.	832,897	0.1
			54,813,405	8.5

		Luxembourg: 0.3%
26,136		RTL Group SA	1,771,161	0.3

		Netherlands: 3.9%
258,144		ING Groep NV	3,705,538	0.6
183,829		Koninklijke Ahold Delhaize NV	4,389,400	0.7
40,000		LyondellBasell Industries NV - Class A	4,394,000	0.7
98,582		NN Group NV	3,998,138	0.6

See Accompanying Notes to Financial Statements

1

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Netherlands: (continued)
244,435		Royal Dutch Shell PLC - Class A	8,459,625	1.3
			24,946,701	3.9

		New Zealand: 0.3%
692,712		Spark New Zealand Ltd.	1,748,238	0.3

		Panama: 0.4%
27,900		Copa Holdings S.A.- Class A	2,639,898	0.4

		Portugal: 0.4%
167,284		Jeronimo Martins SGPS SA	2,409,643	0.4

		Singapore: 1.2%
1,964,800		CapitaLand Mall Trust	2,986,575	0.4
241,100		Oversea-Chinese Banking Corp., Ltd.	2,053,631	0.3
291,000		SATS Ltd	1,065,917	0.2
710,400		Singapore Technologies Engineering Ltd.	1,712,371	0.3
			7,818,494	1.2

		Spain: 0.7%
–		Banco Bilbao Vizcaya Argentaria SA	–	–
142,375	(1)	Endesa S.A.	3,131,058	0.5
75,693	(1)	Red Electrica Corp. SA	1,537,783	0.2
			4,668,841	0.7

		Switzerland: 2.5%
16,787		Kuehne & Nagel International AG	2,520,090	0.4
45,747		Nestle SA	3,545,431	0.6
25,581		Roche Holding AG	5,675,354	0.9
14,080		Zurich Insurance Group AG	4,163,879	0.6
			15,904,754	2.5

		United Kingdom: 4.9%
367,351		Aviva PLC	2,437,404	0.4
31,288		Berkeley Group Holdings PLC	1,558,548	0.2
739,255		Direct Line Insurance Group PLC	3,336,014	0.5
225,382		GlaxoSmithKline PLC	4,543,909	0.7
100,932		Imperial Brands PLC	3,748,420	0.6
886,959		Marks & Spencer Group PLC	3,445,360	0.5
104,277		Persimmon PLC	3,473,431	0.5
552,114		Royal Mail PLC	3,673,168	0.6
252,463		Standard Life Aberdeen PLC	1,081,087	0.2
1,535,834		Taylor Wimpey PLC	3,615,384	0.6
261,697		Vodafone Group PLC	633,906	0.1
			31,546,631	4.9

		United States: 58.3%
11,000		3M Co.	2,163,920	0.3
10,200		Accenture PLC	1,668,618	0.3
283,339		AES Corp.	3,799,576	0.6
99,400		Aflac, Inc.	4,276,188	0.7
185,500		AGNC Investment Corp.	3,448,445	0.5
22,200		Air Products & Chemicals, Inc.	3,457,206	0.5
16,451		Allison Transmission Holdings, Inc.	666,101	0.1
38,800		Ameren Corp.	2,360,980	0.4
46,400		Amphenol Corp.	4,043,760	0.6
320,500		Annaly Capital Management, Inc.	3,297,945	0.5
209,100		Apple Hospitality REIT, Inc.	3,738,708	0.6
62,800		Apple, Inc.	11,624,908	1.8
198,215		AT&T, Inc.	6,364,684	1.0
10,900		AvalonBay Communities, Inc.	1,873,601	0.3
17,800		Avery Dennison Corp.	1,817,380	0.3
50,952		Best Buy Co., Inc.	3,800,000	0.6
13,500		Boeing Co.	4,529,385	0.7
86,900		Bristol-Myers Squibb Co.	4,809,046	0.8
34,800		Broadridge Financial Solutions, Inc. ADR	4,005,480	0.6
54,249		Bruker Corp.	1,575,391	0.2
21,989		CA, Inc.	783,908	0.1
26,400		Camden Property Trust	2,405,832	0.4
70,792		Cardinal Health, Inc.	3,456,773	0.5
31,200		Carnival Corp.	1,788,072	0.3
135,200		Centerpoint Energy, Inc.	3,746,392	0.6
53,000		Chevron Corp.	6,700,790	1.0
171,285		Chimera Investment Corp.	3,131,090	0.5
160,128		Cisco Systems, Inc.	6,890,308	1.1
42,100		Consolidated Edison, Inc.	3,282,958	0.5
28,600		Convergys Corp.	698,984	0.1
39,400		Darden Restaurants, Inc.	4,218,164	0.7
49,065		DXC Technology Co.	3,955,130	0.6
58,500		Eli Lilly & Co.	4,991,805	0.8
9,200		Equity Lifestyle Properties, Inc.	845,480	0.1
13,200		Everest Re Group Ltd.	3,042,336	0.5
52,300		Expeditors International Washington, Inc.	3,823,130	0.6
38,600		Extra Space Storage, Inc.	3,852,666	0.6
67,430		Exxon Mobil Corp.	5,578,484	0.9
43,400		Fidelity National Information Services, Inc.	4,601,702	0.7
104,586		FirstEnergy Corp.	3,755,683	0.6
143,000		H&R Block, Inc.	3,257,540	0.5
36,569		Home Depot, Inc.	7,134,612	1.1
34,900		Honeywell International, Inc.	5,027,345	0.8
205,300		HP, Inc.	4,658,257	0.7
15,500		Humana, Inc.	4,613,265	0.7
145,500		Intel Corp.	7,232,805	1.1
42,879		InterDigital, Inc.	3,468,911	0.5
38,400		International Business Machines Corp.	5,364,480	0.8
21,127		Iron Mountain, Inc.	739,656	0.1
20,200		JM Smucker Co.	2,171,096	0.3
70,300		Johnson & Johnson	8,530,202	1.3
28,700		Kimberly-Clark Corp.	3,023,258	0.5
37,200		KLA-Tencor Corp.	3,814,116	0.6
50,823		Kohl's Corp.	3,704,997	0.6
14,600		Lockheed Martin Corp.	4,313,278	0.7
63,500		Maxim Integrated Products	3,724,910	0.6
35,700		McDonald's Corp.	5,593,833	0.9
309,194		MFA Financial, Inc.	2,343,691	0.4

See Accompanying Notes to Financial Statements

2

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
23,400	Microsoft Corp.	2,307,474	0.4
35,400	Motorola Solutions, Inc.	4,119,498	0.6
94,900	Newmont Mining Corp.	3,578,679	0.6
12,700	Northrop Grumman Corp.	3,907,790	0.6
52,900	Omnicom Group	4,034,683	0.6
123,700	Oracle Corp.	5,450,222	0.9
133,903	Outfront Media, Inc.	2,604,413	0.4
57,900	Paychex, Inc.	3,957,465	0.6
14,981	PBF Energy, Inc.	628,153	0.1
48,500	PepsiCo, Inc.	5,280,195	0.8
197,100	Pfizer, Inc.	7,150,788	1.1
68,745	Philip Morris International, Inc.	5,550,471	0.9
38,800	Phillips 66	4,357,628	0.7
15,064	Pinnacle West Capital Corp.	1,213,556	0.2
156,800	Plains GP Holdings L.P.	3,749,088	0.6
43,000	Procter & Gamble Co.	3,356,580	0.5
6,084	Public Storage, Inc.	1,380,216	0.2
34,000	Quest Diagnostics, Inc.	3,737,960	0.6
20,900	Raytheon Co.	4,037,462	0.6
50,700	Republic Services, Inc.	3,465,852	0.5
84,436	Service Corp. International	3,021,964	0.5
169,800	Starwood Property Trust, Inc.	3,686,358	0.6
35,700	T. Rowe Price Group, Inc.	4,144,413	0.7
53,954	Target Corp.	4,106,979	0.6
51,200	Texas Instruments, Inc.	5,644,800	0.9
42,800	Total System Services, Inc.	3,617,456	0.6
111,631	Two Harbors Investment Corp.	1,763,770	0.3
52,900	Tyson Foods, Inc.	3,642,165	0.6
32,000	UnitedHealth Group, Inc.	7,850,880	1.2
94,800	US Bancorp	4,741,896	0.7
7,800	Vail Resorts, Inc.	2,138,682	0.3
44,200	Valero Energy Corp.	4,898,686	0.8
65,100	Walmart, Inc.	5,575,815	0.9
20,200	Walt Disney Co.	2,117,162	0.3
49,600	Waste Management, Inc.	4,034,464	0.6
109,700	Wells Fargo & Co.	6,081,768	1.0
20,700	Western Digital Corp.	1,602,387	0.3
200,300	Western Union Co.	4,072,099	0.6
52,700	Xilinx, Inc.	3,439,202	0.5
		373,636,380	58.3

	Total Common Stock
	(Cost $642,180,192)	636,017,237	99.1

EXCHANGE-TRADED FUNDS: 0.2%
6,132	iShares MSCI EAFE Index Fund	410,660	0.1
3,231	SPDR S&P 500 ETF Trust	876,506	0.1

	Total Exchange-Traded Funds
	(Cost $1,324,801)	1,287,166	0.2

	Total Long-Term Investments
	(Cost $643,504,993)	637,304,403	99.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Securities Lending Collateral(3): 2.4%
3,609,755	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/29/18, 2.08%, due 07/02/18 (Repurchase Amount $3,610,372, collateralized by various U.S. Government Agency Obligations, 1.691%-8.500%, Market Value plus accrued interest $3,681,950, due 07/25/18-06/15/53)	3,609,755	0.6
3,609,755	Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.00%, due 07/02/18 (Repurchase Amount $3,610,348, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $3,681,950, due 07/05/18-09/09/49)	3,609,755	0.6
3,609,755	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $3,610,431, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $3,681,951, due 11/15/42-08/15/44)	3,609,755	0.6
759,285	Nomura Securities, Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $759,417, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $774,471, due 07/15/18-05/20/68)	759,285	0.1

See Accompanying Notes to Financial Statements

3

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(3): (continued)
3,609,755	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $3,610,437, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,681,977, due 07/15/19-02/15/48)	3,609,755	0.5
		15,198,305	2.4

	Total Short-Term Investments
	(Cost $15,198,305)	15,198,305	2.4

	Total Investments in Securities (Cost $658,703,298)	$652,502,708	101.7
	Liabilities in Excess of Other Assets	(11,063,104)	(1.7)
	Net Assets	$641,439,604	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Represents securities purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements

4

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.9%
		Consumer Discretionary: 12.2%
114,276	(1)	Big Lots, Inc.	4,774,451	0.7
133,859		Caleres, Inc.	4,603,411	0.7
131,628	(1)	Camping World Holdings, Inc.	3,288,068	0.5
56,054		Childrens Place, Inc./The	6,771,323	1.0
205,569		Dana, Inc.	4,150,438	0.6
295,637		Extended Stay America, Inc.	6,388,716	1.0
268,229	(2)	Gray Television, Inc.	4,238,018	0.6
62,214	(2)	Helen of Troy Ltd.	6,124,968	0.9
75,883		Jack in the Box, Inc.	6,459,161	1.0
55,213		Lithia Motors, Inc.	5,221,494	0.8
97,329	(2)	Malibu Boats, Inc.	4,081,978	0.6
59,245		Marriott Vacations Worldwide Corp.	6,692,315	1.0
381,287	(1),(2)	Party City Holdco, Inc.	5,814,627	0.9
111,320	(2)	Red Robin Gourmet Burgers, Inc.	5,187,512	0.8
206,142	(1)	Red Rock Resorts, Inc.	6,905,757	1.1
			80,702,237	12.2

		Consumer Staples: 1.7%
404,365	(2)	Hostess Brands, Inc.	5,499,364	0.8
162,449	(2)	Performance Food Group Co.	5,961,878	0.9
			11,461,242	1.7

		Energy: 4.2%
225,244	(1),(2)	Carrizo Oil & Gas, Inc.	6,273,045	1.0
48,619	(2)	Dril-Quip, Inc.	2,499,017	0.4
396,265	(2)	Forum Energy Technologies, Inc.	4,893,873	0.7
481,735	(2)	Laredo Petroleum, Inc.	4,634,291	0.7
271,275	(2)	QEP Resources, Inc.	3,325,831	0.5
236,917	(2)	Unit Corp.	6,055,599	0.9
			27,681,656	4.2

		Financials: 19.8%
79,259		Bank of NT Butterfield & Son Ltd.	3,623,721	0.5
328,927		BrightSphere Investment Group PLC	4,690,499	0.7
199,271		Cadence BanCorp	5,752,954	0.9
193,170		CenterState Bank Corp.	5,760,329	0.9
135,441		Chemical Financial Corp.	7,540,000	1.1
162,378		Great Western Bancorp, Inc.	6,818,252	1.0
97,706		Horace Mann Educators Corp.	4,357,688	0.7
142,395		Houlihan Lokey, Inc.	7,293,472	1.1
92,234		Independent Bank Group, Inc.	6,161,231	0.9
178,203		Luther Burbank Corp.	2,050,226	0.3
87,534		MB Financial, Inc.	4,087,838	0.6
77,059		Pinnacle Financial Partners, Inc.	4,727,570	0.7
57,795		Piper Jaffray Cos.	4,441,546	0.7
51,314		Primerica, Inc.	5,110,874	0.8
103,923		ProAssurance Corp.	3,684,070	0.6
283,798		Radian Group, Inc.	4,603,204	0.7
330,464		Redwood Trust, Inc.	5,442,742	0.8
189,747	(2)	Seacoast Banking Corp. of Florida	5,992,210	0.9
112,697		Selective Insurance Group	6,198,335	0.9
161,637		Simmons First National Corp.	4,832,946	0.7
98,922		Sterling Bancorp, Inc./DE	2,324,667	0.3
174,993		Sterling Bancorp, Inc./MI	2,337,907	0.4
111,041		Stifel Financial Corp.	5,801,892	0.9
37,123	(2)	Texas Capital Bancshares, Inc.	3,396,755	0.5
142,666		Union Bankshares Corp.	5,546,854	0.8
36,655		Wintrust Financial Corp.	3,190,818	0.5
109,274		WSFS Financial Corp.	5,824,304	0.9
			131,592,904	19.8

		Health Care: 12.9%
26,453	(1),(2)	Aerie Pharmaceuticals, Inc.	1,786,900	0.3
64,963	(2)	Amedisys, Inc.	5,551,738	0.8
99,283	(2)	AMN Healthcare Services, Inc.	5,817,984	0.9
51,947	(2)	Arena Pharmaceuticals, Inc.	2,264,889	0.3
166,702	(2)	Array Biopharma, Inc.	2,797,260	0.4
35,032	(2)	Blueprint Medicines Corp.	2,223,831	0.3
14,929		Chemed Corp.	4,804,301	0.7
53,189	(1),(2)	Clovis Oncology, Inc.	2,418,504	0.4
129,489	(2)	Dermira, Inc.	1,191,299	0.2
71,727		Encompass Health Corp.	4,857,352	0.7
67,458	(2)	Epizyme, Inc.	914,056	0.1
36,477	(1),(2)	Esperion Therapeutics, Inc.	1,429,534	0.2
55,516	(2)	FibroGen, Inc.	3,475,302	0.5
40,632	(2)	G1 Therapeutics, Inc.	1,765,867	0.3
57,691	(2)	HealthEquity, Inc.	4,332,594	0.7
60,264		Hill-Rom Holdings, Inc.	5,263,458	0.8
132,429	(2)	Immunogen, Inc.	1,288,534	0.2
99,975	(1),(2)	Immunomedics, Inc.	2,366,408	0.4
91,325	(1),(2)	Insmed, Inc.	2,159,836	0.3
8,705	(2)	Ligand Pharmaceuticals, Inc.	1,803,415	0.3
13,156	(2)	Loxo Oncology, Inc.	2,282,303	0.3
72,706	(2)	MacroGenics, Inc.	1,501,379	0.2
25,279	(2)	Masimo Corp.	2,468,494	0.4
68,308	(2)	Medidata Solutions, Inc.	5,502,892	0.8
12,372	(1),(2)	Puma Biotechnology, Inc.	731,804	0.1
54,819	(1),(2)	Radius Health, Inc.	1,615,516	0.2
37,785	(2)	Supernus Pharmaceuticals, Inc.	2,261,432	0.3
304,542	(1),(2)	TherapeuticsMD, Inc.	1,900,342	0.3
122,494	(2)	Tivity Health, Inc.	4,311,789	0.7
30,765	(2)	Ultragenyx Pharmaceutical, Inc.	2,364,906	0.4

See Accompanying Notes to Financial Statements

5

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
90,045	(2)	Wright Medical Group NV	2,337,568	0.4
			85,791,487	12.9

		Industrial: 1.0%
151,169	(1)	Healthcare Services Group, Inc.	6,528,989	1.0

		Industrials: 15.4%
202,474		ABM Industries, Inc.	5,908,191	0.9
202,272		Actuant Corp.	5,936,683	0.9
89,564	(2)	Atlas Air Worldwide Holdings, Inc.	6,421,739	1.0
94,286		Barnes Group, Inc.	5,553,446	0.8
121,298	(2)	Beacon Roofing Supply, Inc.	5,169,721	0.8
28,774		Curtiss-Wright Corp.	3,424,682	0.5
93,492		EMCOR Group, Inc.	7,122,221	1.1
56,579	(2)	Esterline Technologies Corp.	4,175,530	0.6
54,380	(1)	GATX Corp.	4,036,627	0.6
108,115		Granite Construction, Inc.	6,017,681	0.9
674,238		Pitney Bowes, Inc.	5,778,220	0.9
66,768		Regal Beloit Corp.	5,461,622	0.8
125,016	(2)	SPX FLOW, Inc.	5,471,950	0.8
120,726		Tetra Tech, Inc.	7,062,471	1.1
174,789		Universal Forest Products, Inc.	6,400,773	1.0
79,687		Watts Water Technologies, Inc.	6,247,461	1.0
127,184		Werner Enterprises, Inc.	4,775,759	0.7
89,163		Woodward, Inc.	6,853,068	1.0
			101,817,845	15.4

		Information Technology: 15.3%
332,556	(2)	8x8, Inc.	6,667,748	1.0
295,546	(2)	ACI Worldwide, Inc.	7,291,120	1.1
37,638	(2)	CACI International, Inc.	6,343,885	1.0
306,983	(2)	Conduent, Inc.	5,577,881	0.8
78,086	(2)	Cornerstone OnDemand, Inc.	3,703,619	0.6
142,407		Entegris, Inc.	4,827,597	0.7
52,890	(2)	Euronet Worldwide, Inc.	4,430,595	0.7
115,743	(2)	Everbridge, Inc.	5,488,533	0.8
22,338	(2)	Fair Isaac Corp.	4,318,382	0.6
171,815	(1),(2)	Finisar Corp.	3,092,670	0.5
107,021	(2)	GreenSky, Inc.	2,263,494	0.3
83,614		j2 Global, Inc.	7,241,809	1.1
14,626		Littelfuse, Inc.	3,337,361	0.5
201,723	(2)	Netscout Systems, Inc.	5,991,173	0.9
107,326	(2)	Plexus Corp.	6,390,190	1.0
125,153	(2)	Rudolph Technologies, Inc.	3,704,529	0.6
97,461	(2)	Semtech Corp.	4,585,540	0.7
42,424		SYNNEX Corp.	4,094,340	0.6
209,125	(2)	TTM Technologies, Inc.	3,686,874	0.5
106,567	(2)	Verint Systems, Inc.	4,726,246	0.7
78,135	(2)	Virtusa Corp.	3,803,612	0.6
			101,567,198	15.3

		Materials: 4.1%
106,398		Carpenter Technology Corp.	5,593,343	0.8
250,354		Commercial Metals Co.	5,284,973	0.8
70,972		Minerals Technologies, Inc.	5,347,740	0.8
136,480		PolyOne Corp.	5,898,666	0.9
122,696		Worthington Industries, Inc.	5,149,551	0.8
			27,274,273	4.1

		Real Estate: 6.4%
302,106		Americold Realty Trust	6,652,374	1.0
715,319		Cousins Properties, Inc.	6,931,441	1.0
345,402		Easterly Government Properties, Inc.	6,825,144	1.0
188,627		First Industrial Realty Trust, Inc.	6,288,824	1.0
125,918		Healthcare Realty Trust, Inc.	3,661,695	0.6
169,178		Hudson Pacific Properties, Inc.	5,993,977	0.9
251,728		Urban Edge Properties	5,757,019	0.9
			42,110,474	6.4

		Telecommunication Services: 0.9%
447,442	(2)	Vonage Holdings Corp.	5,767,527	0.9

		Utilities: 3.0%
91,669	(1)	Black Hills Corp.	5,611,059	0.8
61,299		Idacorp, Inc.	5,654,220	0.9
70,634		NorthWestern Corp.	4,043,797	0.6
114,154		Portland General Electric Co.	4,881,225	0.7
			20,190,301	3.0

	Total Common Stock
	(Cost $580,441,248)		642,486,133	96.9

EXCHANGE-TRADED FUNDS: 1.1%
44,904		iShares Russell 2000 ETF	7,353,928	1.1

	Total Exchange-Traded Funds
	(Cost $6,021,380)		7,353,928	1.1

	Total Long-Term Investments
	(Cost $586,462,628)		649,840,061	98.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.8%
	Securities Lending Collateral(3): 4.8%
7,556,350	Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.00%, due 07/02/18 (Repurchase Amount $7,557,592, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $7,707,477, due 07/05/18-09/09/49)	7,556,350	1.2

See Accompanying Notes to Financial Statements

6

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(3): (continued)
7,556,350	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/29/18, 2.28%, due 07/02/18 (Repurchase Amount $7,557,766, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $7,707,478, due 11/15/42-08/15/44)	7,556,350	1.1
1,589,106	MUFG Securities America Inc., Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $1,589,383, collateralized by various U.S. Government Agency Obligations, 2.430%-6.000%, Market Value plus accrued interest $1,620,888, due 02/01/21-10/15/58)	1,589,106	0.3
7,556,350	NBC Global Finance Ltd., Repurchase Agreement dated 06/29/18, 1.95%, due 07/02/18 (Repurchase Amount $7,557,561, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $7,707,499, due 01/31/20-09/09/49)	7,556,350	1.1
7,556,350	State of Wisconsin Investment Board, Repurchase Agreement dated 06/29/18, 2.30%, due 07/02/18 (Repurchase Amount $7,557,778, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,707,533, due 07/15/19-02/15/48)	7,556,350	1.1
		31,814,506	4.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.0%
20,066,000	(4) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810%
	(Cost $20,066,000)	20,066,000	3.0

	Total Short-Term Investments
	(Cost $51,880,506)	51,880,506	7.8

	Total Investments in Securities (Cost $638,343,134)	$701,720,567	105.8
	Liabilities in Excess of Other Assets	(38,362,519)	(5.8)
	Net Assets	$663,358,048	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2018.

See Accompanying Notes to Financial Statements

7

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Portfolios, Inc.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	September 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	September 7, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 7, 2018